Quarterly Report
June 30, 2024
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.0%
Glencore PLC	236,297	$1,347,449
Rio Tinto PLC	25,510	1,677,176
		3,024,625
AUSTRIA — 0.6%
Addiko Bank AG	275	5,895
Agrana Beteiligungs AG	278	4,141
AMAG Austria Metall AG (a)	77	2,154
ams-OSRAM AG (b)	23,423	32,439
ANDRITZ AG	1,699	105,339
AT&S Austria Technologie & Systemtechnik AG	583	13,471
BAWAG Group AG (a)	1,919	121,550
CA Immobilien Anlagen AG	1,090	36,168
DO & Co. AG	189	33,625
Erste Group Bank AG	7,486	354,943
EVN AG	952	30,405
FACC AG (b)	406	3,525
Flughafen Wien AG	97	5,281
Immofinanz AG (b)	726	20,153
Kontron AG	1,119	23,050
Lenzing AG (b)	427	14,988
Mayr Melnhof Karton AG	202	24,334
Mondi PLC	9,279	178,114
Oesterreichische Post AG	761	24,427
OMV AG	3,461	150,821
Palfinger AG	299	7,114
PIERER Mobility AG	206	6,373
Porr AG	566	8,493
Raiffeisen Bank International AG	3,155	54,846
Rosenbauer International AG (b)	69	2,603
S IMMO AG (b)	170	4,008
Schoeller-Bleckmann Oilfield Equipment AG	260	10,533
Semperit AG Holding	240	2,793
Strabag SE	1,012	42,246
Telekom Austria AG (b)	1,994	19,918
UBM Development AG (b)	69	1,575
UNIQA Insurance Group AG	2,714	23,154
Verbund AG	1,559	123,059
Vienna Insurance Group AG Wiener Versicherung Gruppe	903	29,518
voestalpine AG	2,653	71,709
Wienerberger AG	2,477	82,190
Zumtobel Group AG	652	4,332
		1,679,287
BELGIUM — 1.4%
Ackermans & van Haaren NV	528	91,390
Aedifica SA REIT	1,119	67,940
Ageas SA	4,198	192,026
AGFA-Gevaert NV (b)	2,656	3,171
Anheuser-Busch InBev SA	22,777	1,321,137
Ascencio REIT	98	4,737
Atenor (b)	78	493
Security Description	Shares	Value
Azelis Group NV	3,080	$55,325
Banque Nationale de Belgique	4	1,886
Barco NV	1,661	18,443
Bekaert SA	833	34,889
Biocartis Group NV (a) (b) (c)	1,354	—
bpost SA	2,284	7,405
Care Property Invest NV REIT (d)	1,120	15,845
Cie d'Entreprises CFE	156	1,246
Cie du Bois Sauvage SA	26	6,966
Cofinimmo SA REIT	857	51,757
Colruyt Group NV	1,009	48,209
Deceuninck NV	1,665	4,292
Deme Group NV	148	25,728
D'ieteren Group	528	112,102
Econocom Group SA (b)	2,094	4,758
Elia Group SA	812	76,104
Euronav NV	702	11,564
EVS Broadcast Equipment SA	263	8,188
Exmar NV	884	6,916
Fagron	1,663	32,474
Financiere de Tubize SA	505	56,397
Floridienne SA	8	5,830
Fluxys Belgium SA	141	2,305
Galapagos NV (b) (d)	1,014	25,365
Gimv NV	446	21,056
Greenyard NV	404	2,555
Groupe Bruxelles Lambert NV	2,017	144,079
Home Invest Belgium SA REIT	170	3,130
Hyloris Pharmaceuticals SA (b)	219	2,746
Immobel SA	92	2,445
Ion Beam Applications	518	6,651
KBC Ancora	959	44,710
KBC Group NV	5,889	415,930
Kinepolis Group NV (d)	343	12,517
Lotus Bakeries NV	9	92,889
Melexis NV	485	41,792
Mithra Pharmaceuticals SA (b) (d)	516	120
Montea NV REIT	449	38,064
Nextensa SA REIT	69	3,217
Nyxoah SA (b)	262	1,825
Ontex Group NV (b) (d)	1,547	13,446
Orange Belgium SA (b)	291	4,659
Proximus SADP	3,662	29,239
Recticel SA (d)	939	12,499
Retail Estates NV REIT	349	23,191
Shurgard Self Storage Ltd. REIT	714	27,587
Sipef NV	141	8,311
Sofina SA	383	87,514
Solvay SA (d)	1,712	60,311
Syensqo SA	1,767	158,263
Tessenderlo Group SA (d)	483	12,243
TINC Comm VA	523	6,379
UCB SA	2,980	442,982
Umicore SA (d)	4,597	69,123
Unifiedpost Group SA (b)	583	1,731
Van de Velde NV	131	4,324

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
VGP NV	332	$37,005
Warehouses De Pauw CVA REIT	4,333	117,491
Wereldhave Belgium Comm VA REIT	60	2,913
X-Fab Silicon Foundries SE (a) (b)	1,170	7,499
Xior Student Housing NV REIT	716	22,983
		4,278,307
BERMUDA — 0.0% (e)
Conduit Holdings Ltd.	3,730	23,293
Himalaya Shipping Ltd. (b)	379	3,346
Northern Ocean Ltd. (b)	2,580	1,788
		28,427
BOSNIA AND HERZEGOVINA — 0.0% (e)
Adriatic Metals PLC (b)	5,872	15,031
BRAZIL — 0.1%
Yara International ASA	3,968	114,633
CANADA — 0.0% (e)
International Petroleum Corp. (b)	2,408	31,947
CHILE — 0.1%
Antofagasta PLC	9,309	248,294
CHINA — 0.4%
Prosus NV	36,102	1,286,907
TI Fluid Systems PLC (a)	8,811	14,524
		1,301,431
CYPRUS — 0.0% (e)
ASBISc Enterprises PLC	884	5,497
DENMARK — 5.7%
ALK-Abello AS (b)	3,085	67,879
Alm Brand AS	20,487	40,749
Ambu AS Class B (b)	4,136	79,651
AP Moller - Maersk AS Class A	64	108,718
AP Moller - Maersk AS Class B	99	172,228
Asetek AS (b)	1,233	447
Atlantic Sapphire ASA (b)	411	355
Bang & Olufsen AS (b)	2,072	2,766
Bavarian Nordic AS (b)	1,833	45,468
Better Collective AS (b) (d)	766	16,419
Cadeler AS (b)	5,302	33,562
Carlsberg AS Class B	2,210	265,396
cBrain AS	308	10,801
Cementir Holding NV	1,066	10,648
Chemometec AS	383	16,766
Coloplast AS Class B	3,654	439,329
D/S Norden AS	528	23,007
Danske Bank AS	16,099	480,087
Demant AS (b)	2,265	98,110
Dfds AS	798	22,581
DSV AS	4,143	635,305
FLSmidth & Co. AS	1,224	60,899
Genmab AS (b)	1,585	397,491
GN Store Nord AS (b)	3,300	92,054
H Lundbeck AS	6,670	37,250
Security Description	Shares	Value
H&H International AS Class B (b)	384	$5,541
ISS AS	3,708	63,628
Jeudan AS	206	6,188
Jyske Bank AS	1,100	87,580
Matas AS	843	14,054
Napatech AS (b)	733	2,368
Netcompany Group AS (a) (b)	1,099	47,193
Nilfisk Holding AS (b)	240	4,808
NKT AS (b)	1,294	113,347
Novo Nordisk AS Class B	76,269	11,022,406
Novonesis (Novozymes) B Class B	8,460	518,066
NTG Nordic Transport Group AS (b)	379	16,558
Orsted AS (a) (b)	4,520	240,739
Pandora AS	1,976	298,465
Per Aarsleff Holding AS	439	24,069
Ringkjoebing Landbobank AS	629	105,403
Rockwool AS Class A	134	53,633
Rockwool AS Class B	219	88,945
Royal Unibrew AS (b)	1,027	81,473
Scandinavian Tobacco Group AS (a)	1,233	17,419
Schouw & Co. AS	295	23,191
Solar AS Class B	120	5,570
SP Group AS	200	7,416
Spar Nord Bank AS	1,691	32,565
Sparekassen Sjaelland-Fyn AS	406	13,128
Svitzer Group AS (b)	300	11,190
Sydbank AS	1,328	70,425
Topdanmark AS	1,127	59,572
Trifork Group AG	304	4,841
Tryg AS	7,441	162,761
UIE PLC	313	10,346
Vestas Wind Systems AS (b)	23,976	555,622
Zealand Pharma AS (b)	1,353	173,544
		17,100,020
EGYPT — 0.0% (e)
Centamin PLC	26,840	41,019
FAEROE ISLANDS — 0.0% (e)
Bakkafrost P	1,201	61,136
FINLAND — 1.8%
Afarak Group SE (b)	3,579	1,126
Aktia Bank OYJ	1,480	14,688
Alandsbanken Abp Class A	56	2,017
Alandsbanken Abp Class B	159	5,641
Alisa Pankki OYJ (b)	135	2,821
Alma Media OYJ	975	10,763
Anora Group OYJ (d)	1,017	4,954
Aspo OYJ	598	3,756
Atria OYJ	212	2,172
Bittium OYJ	814	7,730
CapMan OYJ Class B	3,574	7,125
Cargotec OYJ Class B	981	78,801
Citycon OYJ (d)	1,762	7,459

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Digia OYJ	331	$1,937
Elisa OYJ	3,634	166,851
Enento Group OYJ (a)	491	8,630
eQ OYJ	423	6,302
Etteplan OYJ	240	3,292
Evli OYJ Class B	89	1,860
Finnair OYJ (b)	2,000	5,626
Fiskars OYJ Abp	1,157	20,138
Fortum OYJ (d)	10,523	153,945
F-Secure OYJ (d)	2,621	5,450
Gofore OYJ	170	4,391
Harvia OYJ	489	19,286
HKFoods OYJ (b)	1,285	909
Huhtamaki OYJ	2,315	92,942
Incap OYJ (b)	385	4,894
Kamux Corp.	623	3,639
Kemira OYJ	2,775	67,691
Kesko OYJ Class A (d)	2,245	40,567
Kesko OYJ Class B	6,487	113,951
Kojamo OYJ (b)	4,205	43,332
Kone OYJ Class B	9,495	469,024
Konecranes OYJ	1,712	97,155
Lassila & Tikanoja OYJ	850	7,907
Lindex Group OYJ (b)	2,885	10,296
Mandatum OYJ	11,165	49,994
Marimekko OYJ	935	14,290
Metsa Board OYJ Class B (d)	4,032	31,675
Metso OYJ	15,506	164,258
Musti Group OYJ (d)	112	3,133
Neste OYJ	10,354	184,486
Nokia OYJ	125,479	478,555
Nokian Renkaat OYJ (d)	2,880	23,736
Nordea Bank Abp (f)	60,127	715,946
Nordea Bank Abp (f)	23,167	275,977
Olvi OYJ Class A	373	12,732
Oma Saastopankki OYJ	202	3,100
Optomed OYJ (b)	275	1,830
Oriola OYJ Class B	2,621	2,539
Orion OYJ Class A	662	28,167
Orion OYJ Class B	2,532	108,167
Orthex OYJ	212	1,640
Outokumpu OYJ (d)	9,307	33,615
Pihlajalinna OYJ	415	4,154
Ponsse OYJ	260	7,273
Puuilo OYJ	2,069	22,352
QT Group OYJ (b) (d)	484	40,227
Raisio OYJ Class V	2,922	5,969
Rapala VMC OYJ (b)	491	1,458
Relais Group OYJ	234	3,436
Remedy Entertainment OYJ (b)	229	4,310
Revenio Group OYJ	547	16,122
Sampo OYJ Class A	11,111	477,520
Sanoma OYJ	1,908	13,271
Scanfil OYJ	521	4,071
Sitowise Group PLC (b)	671	2,143
Stora Enso OYJ Class A	766	10,385
Security Description	Shares	Value
Stora Enso OYJ Class R (d)	14,495	$198,149
Suominen OYJ	693	2,035
Taaleri PLC	384	3,379
Talenom OYJ (d)	634	3,272
Tecnotree OYJ (b) (d)	184	1,017
Terveystalo OYJ (a)	2,237	20,619
TietoEVRY OYJ (d)	2,522	48,761
Tokmanni Group Corp.	1,133	15,907
United Bankers OYJ	99	1,899
UPM-Kymmene OYJ	12,663	442,705
Vaisala OYJ Class A	629	27,100
Valmet OYJ (d)	3,604	103,092
Verkkokauppa.com OYJ (b)	560	1,320
Viking Line Abp	227	5,523
Wartsila OYJ Abp	11,811	227,852
WithSecure OYJ (b)	2,300	2,529
YIT OYJ (d)	4,001	9,657
		5,360,415
FRANCE — 13.7%
AB Science SA (b)	483	578
Abivax SA (b)	690	8,637
Accor SA	4,565	187,384
Aeroports de Paris SA	528	64,285
Air France-KLM (b) (d)	3,309	29,180
Air Liquide SA	13,701	2,368,244
Airbus SE	13,988	1,922,829
Alstom SA (d)	8,402	141,376
Altarea SCA REIT (d)	130	11,522
Alten SA	726	79,754
Amundi SA (a)	1,512	97,634
Antin Infrastructure Partners SA	667	8,078
ARGAN SA REIT	234	18,258
Arkema SA	1,433	124,632
Atos SE (b) (d)	2,516	2,659
Aubay	212	8,464
AXA SA	45,526	1,491,587
Ayvens SA (a)	5,322	30,886
Beneteau SACA	807	8,450
BioMerieux	1,185	112,715
BNP Paribas SA	25,381	1,619,341
Bollore SE	16,868	99,069
Bonduelle SCA	302	1,968
Bouygues SA	6,485	208,301
Bureau Veritas SA	7,882	218,453
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	353	6,469
Caisse Regionale de Credit Agricole Mutuel Nord de France	355	4,719
Capgemini SE	4,099	815,800
Carmila SA REIT (b)	1,243	20,835
Carrefour SA	13,039	184,464
Casino Guichard Perrachon SA (b)	8	31
Christian Dior SE	105	75,567
Cie de L'Odet SE	11	15,373

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Cie de Saint-Gobain SA	12,031	$936,379
Cie des Alpes	760	11,045
Cie Generale des Etablissements Michelin SCA	16,976	656,987
Clariane SE (b) (d)	1,673	3,299
Coface SA	2,522	35,165
Covivio SA REIT	1,394	66,305
Credit Agricole SA	28,563	390,002
Danone SA	15,280	934,762
Dassault Aviation SA	453	82,341
Dassault Systemes SE	17,174	649,740
DBV Technologies SA (b) (d)	1,777	1,552
Derichebourg SA	2,056	9,365
Edenred SE	6,030	254,693
Eiffage SA	2,375	218,294
Elior Group SA (a) (b)	3,596	10,182
Elis SA	4,390	95,135
Engie SA	44,148	630,954
Equasens	98	5,598
Eramet SA	259	26,135
EssilorLuxottica SA	7,282	1,570,263
Eurazeo SE	1,211	96,498
Euroapi SA (b)	1,261	3,446
Eutelsat Communications SACA (b) (d)	3,964	15,957
Exclusive Networks SA (b)	580	11,724
Fnac Darty SA (b)	310	9,785
Forvia SE (f)	3,601	42,665
Forvia SE (f)	435	5,161
Gaztransport Et Technigaz SA	851	111,180
Gecina SA REIT	1,158	106,671
Getlink SE	7,349	121,689
Hermes International SCA	836	1,917,405
ICADE REIT	709	17,431
ID Logistics Group SACA (b)	68	25,617
Imerys SA	777	27,964
Interparfums SA	500	20,470
Ipsen SA	904	110,935
IPSOS SA	923	58,265
JCDecaux SE (b)	1,833	36,088
Kaufman & Broad SA	310	8,505
Kering SA	1,693	614,199
Klepierre SA REIT	5,352	143,286
La Francaise des Jeux SAEM (a)	2,673	91,100
Lagardere SA	403	8,941
Lectra	709	20,934
Legrand SA	6,227	618,260
LISI SA	382	9,498
L'Oreal SA	5,738	2,521,686
LVMH Moet Hennessy Louis Vuitton SE	6,092	4,659,169
Maisons du Monde SA (a)	487	2,114
Manitou BF SA	240	5,350
McPhy Energy SA (b) (d)	492	1,092
Mercialys SA REIT	2,412	26,704
Mersen SA	456	15,566
Security Description	Shares	Value
Metropole Television SA	1,190	$14,973
Neoen SA (a) (d)	1,842	74,347
Neurones	195	8,433
Nexans SA	761	83,926
Nexity SA (b)	956	8,540
Opmobility	1,435	13,957
Orange SA	48,633	487,553
Orpea SA (b)	1,562	19,228
OVH Groupe SAS (b) (d)	718	4,486
Pernod Ricard SA	4,753	645,414
Peugeot Invest SA	97	9,336
Planisware SA (b)	545	15,455
Publicis Groupe SA	5,641	600,826
Quadient SA	786	14,691
Remy Cointreau SA	511	42,663
Renault SA	4,967	254,671
Rexel SA	5,302	137,287
Robertet SA	18	15,761
Rubis SCA	1,921	54,065
Safran SA	9,016	1,907,457
Sartorius Stedim Biotech	674	110,738
SCOR SE	3,893	98,717
SEB SA	695	71,209
Societe BIC SA	565	33,305
Societe Generale SA	19,051	447,561
Societe LDC SADIR	74	10,905
Sodexo SA	2,010	180,954
SOITEC (b)	596	66,559
Solutions 30 SE (b) (d)	1,705	2,609
Sopra Steria Group	383	74,338
SPIE SA	3,519	127,401
Stef SA	71	9,131
Sword Group	170	5,767
Technip Energies NV	3,389	76,058
Teleperformance SE	1,339	141,125
Television Francaise 1 SA	2,381	18,603
Thales SA	2,388	382,621
Thermador Groupe	188	15,736
Tikehau Capital SCA (d)	1,007	22,610
TotalEnergies SE	56,755	3,791,359
Trigano SA	193	22,629
Ubisoft Entertainment SA (b)	2,363	51,765
Unibail-Rodamco-Westfield REIT (b)	2,287	180,204
Valeo SE	5,177	55,141
Vallourec SACA (b) (d)	4,050	63,568
Valneva SE (b) (d)	1,921	6,555
Veolia Environnement SA	17,220	515,279
Verallia SA (a)	1,880	68,265
Vetoquinol SA	81	8,134
Vicat SACA	417	14,994
Vinci SA	14,012	1,477,409
Virbac SACA	97	33,943
Viridien (b)	16,512	8,443
Vivendi SE	17,201	179,854
Voltalia SA (b)	933	8,650

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
VusionGroup	150	$20,947
Waga Energy SA (b)	204	3,498
Wavestone	201	11,030
Wendel SE	663	58,693
Worldline SA (a) (b)	5,516	59,827
		41,010,296
GABON — 0.0% (e)
BW Energy Ltd. (b)	1,101	3,226
GEORGIA — 0.0% (e)
Bank of Georgia Group PLC	857	43,713
TBC Bank Group PLC	1,219	39,602
		83,315
GERMANY — 12.2%
1&1 AG	847	14,470
7C Solarparken AG	1,635	4,696
About You Holding SE (b)	814	2,787
Adesso SE	63	5,658
adidas AG	3,950	944,051
ADLER Group SA (a) (b) (d)	2,011	348
Adtran Networks SE (b)	437	9,264
AIXTRON SE	2,633	51,740
Allianz SE	9,312	2,589,846
Amadeus Fire AG	120	13,658
Aroundtown SA (b)	16,167	34,056
Atoss Software SE	231	27,728
Aurubis AG	729	57,231
Auto1 Group SE (a) (b)	2,410	15,717
BASF SE	21,204	1,026,847
Basler AG (b)	331	3,767
Bayer AG	23,326	659,491
Bayerische Motoren Werke AG	7,082	670,816
Bayerische Motoren Werke AG Preference Shares	1,404	124,066
BayWa AG (b)	288	6,250
Bechtle AG	1,976	93,055
Beiersdorf AG	2,304	337,185
Bike24 Holding AG (b)	575	798
Bilfinger SE	807	42,467
Borussia Dortmund GmbH & Co. KGaA (b)	1,664	6,295
BRANICKS Group AG (b)	850	1,820
Brenntag SE	3,053	206,009
CANCOM SE	799	27,625
Carl Zeiss Meditec AG	883	62,128
Ceconomy AG (b)	3,919	12,475
Cewe Stiftung & Co. KGaA	120	13,581
Commerzbank AG	23,475	356,885
CompuGroup Medical SE & Co. KGaA	689	17,575
Continental AG	2,611	148,032
Covestro AG (a) (b)	4,569	268,346
CTS Eventim AG & Co. KGaA	1,434	119,724
Daimler Truck Holding AG	13,671	544,611
Dermapharm Holding SE	439	16,938
Deutsche Bank AG	47,386	757,117
Security Description	Shares	Value
Deutsche Beteiligungs AG	275	$7,427
Deutsche Boerse AG	4,513	924,314
Deutsche EuroShop AG	336	7,958
Deutsche Lufthansa AG	14,111	86,355
Deutsche Pfandbriefbank AG (a) (b)	3,138	17,001
Deutsche Post AG	22,798	923,352
Deutsche Telekom AG	82,430	2,074,326
Deutsche Wohnen SE	1,190	22,906
Deutz AG	2,813	18,179
DMG Mori AG	207	9,739
Douglas AG (b)	644	11,789
Dr Ing hc F Porsche AG Preference Shares (a)	2,606	194,168
Draegerwerk AG & Co. KGaA Preference Shares	189	10,067
Duerr AG	1,145	24,298
DWS Group GmbH & Co. KGaA (a)	721	25,608
E.ON SE	48,198	633,047
Eckert & Ziegler SE	333	16,367
Elmos Semiconductor SE	189	15,415
ElringKlinger AG	642	3,423
EnBW Energie Baden-Wuerttemberg AG	424	31,719
Encavis AG (b)	2,815	51,590
Energiekontor AG	169	11,339
Evonik Industries AG	5,282	107,842
Evotec SE (b)	3,591	34,542
Fielmann Group AG	560	25,748
flatexDEGIRO AG	1,958	27,805
Fraport AG Frankfurt Airport Services Worldwide (b)	863	44,581
Freenet AG	2,852	75,805
Fresenius Medical Care AG	4,793	183,696
Fresenius SE & Co. KGaA (b)	10,018	299,342
FUCHS SE	761	27,160
FUCHS SE Preference Shares	1,624	74,286
GEA Group AG	3,784	157,759
Gerresheimer AG	761	81,805
GFT Technologies SE	355	9,493
Grand City Properties SA (b)	1,806	20,904
Grenke AG	652	14,430
Hamborner REIT AG	1,670	11,670
Hamburger Hafen und Logistik AG	508	8,711
Hannover Rueck SE	1,442	365,811
Hapag-Lloyd AG (a)	164	30,460
Heidelberg Materials AG	3,204	332,469
Heidelberger Druckmaschinen AG (b)	5,507	7,496
Hella GmbH & Co. KGaA	483	44,260
HelloFresh SE (b) (d)	3,817	18,491
Henkel AG & Co. KGaA	2,407	189,479
Henkel AG & Co. KGaA Preference Shares	3,899	347,756
Hensoldt AG	1,523	56,052

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
HOCHTIEF AG	440	$50,081
Hornbach Holding AG & Co. KGaA	170	14,339
HUGO BOSS AG	1,423	63,704
Hypoport SE (b)	117	37,518
Indus Holding AG	427	11,006
Infineon Technologies AG	31,032	1,140,935
Instone Real Estate Group SE (a)	1,127	9,904
Ionos SE (b)	444	12,087
Jenoptik AG	1,192	34,519
JOST Werke SE (a)	290	13,365
Jungheinrich AG Preference Shares	1,100	36,264
K&S AG	4,519	60,904
KION Group AG	1,720	72,059
Kloeckner & Co. SE	1,730	10,235
Knorr-Bremse AG	1,569	119,896
Koenig & Bauer AG (b)	297	4,310
Krones AG	304	38,185
KSB SE & Co. KGaA Preference Shares	14	9,693
KWS Saat SE & Co. KGaA	230	14,692
Lanxess AG	2,147	52,878
LEG Immobilien SE	1,763	144,093
LPKF Laser & Electronics SE (b)	521	4,501
Medios AG (b)	403	6,971
Mercedes-Benz Group AG	19,006	1,315,271
Merck KGaA	3,068	508,838
METRO AG	3,215	14,592
Mister Spex SE (b)	379	1,186
MLP SE	1,070	6,571
Montana Aerospace AG (a) (b)	668	13,916
MorphoSys AG (b)	73	5,289
MTU Aero Engines AG	1,288	329,643
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,179	1,591,113
Mutares SE & Co. KGaA	297	10,313
Nagarro SE (b)	190	15,456
Nemetschek SE	1,378	135,651
New Work SE	64	4,507
Nexus AG	313	18,316
Nordex SE (b)	2,890	35,434
Norma Group SE	761	14,094
Patrizia SE	1,046	7,982
Pfeiffer Vacuum Technology AG (b)	85	14,357
PNE AG	975	14,191
Porsche Automobil Holding SE Preference Shares	3,684	166,659
ProSiebenSat.1 Media SE	3,453	24,481
Puma SE	2,496	114,681
PVA TePla AG (b)	406	6,618
Rational AG	126	104,994
Rheinmetall AG	1,033	526,656
RWE AG	16,051	549,625
SAF-Holland SE	978	19,391
Security Description	Shares	Value
Salzgitter AG	511	$9,885
SAP SE	24,333	4,942,474
Sartorius AG	64	12,305
Sartorius AG Preference Shares	600	140,828
Schaeffler AG Preference Shares	3,867	22,276
Schott Pharma AG & Co. KGaA	802	26,302
Scout24 SE (a)	1,810	138,119
Secunet Security Networks AG	46	6,182
SFC Energy AG (b)	418	8,637
SGL Carbon SE (b)	1,211	8,229
Siemens AG	17,880	3,328,979
Siemens Energy AG (b)	15,885	413,872
Siemens Healthineers AG (a)	6,692	385,862
Siltronic AG	457	35,461
Sixt SE	293	20,804
Sixt SE Preference Shares	382	21,044
SMA Solar Technology AG	521	14,719
Softwareone Holding AG	2,693	50,647
Stabilus SE	575	26,345
STO SE & Co. KGaA Preference Shares	58	9,871
STRATEC SE	146	7,135
Stroeer SE & Co. KGaA	771	49,455
Suedzucker AG	1,334	19,444
SUESS MicroTec SE	458	30,188
Symrise AG	3,008	368,483
Synlab AG (b)	948	11,379
TAG Immobilien AG (b)	4,445	65,123
Takkt AG	692	8,841
Talanx AG	1,419	113,377
TeamViewer SE (a) (b)	3,339	37,486
thyssenkrupp AG	11,807	51,098
Thyssenkrupp Nucera AG & Co. KGaA (a) (b)	510	4,955
Traton SE	1,159	37,948
TUI AG (b)	10,441	73,900
United Internet AG	1,947	41,984
Varta AG (b) (d)	418	3,942
Verbio SE	456	8,523
Vitesco Technologies Group AG Class A	173	11,153
Volkswagen AG	671	80,616
Volkswagen AG Preference Shares	4,894	552,839
Vonovia SE	16,449	468,056
Vossloh AG	169	8,477
Wacker Chemie AG	474	51,715
Wacker Neuson SE	703	11,618
Washtec AG	269	11,330
Westwing Group SE (b)	332	2,847
Wuestenrot & Wuerttembergische AG	474	6,685
Zalando SE (a) (b)	5,719	134,171
		36,440,966
GHANA — 0.0% (e)
Tullow Oil PLC (b) (d)	26,759	10,838

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
GREECE — 0.0% (e)
Okeanis Eco Tankers Corp. (a)	261	$8,359
GUATEMALA — 0.0% (e)
Millicom International Cellular SA SDR (b)	3,080	75,035
HONG KONG — 0.2%
Prudential PLC	65,291	592,927
IRELAND — 0.5%
AIB Group PLC	37,593	198,873
Bank of Ireland Group PLC	24,426	255,712
C&C Group PLC	9,081	18,229
Cairn Homes PLC	15,799	26,923
COSMO Pharmaceuticals NV (b)	199	15,524
Dalata Hotel Group PLC	4,366	18,624
Glanbia PLC	4,399	85,806
Glenveagh Properties PLC (a) (b)	14,087	18,993
Greencore Group PLC (b)	12,732	26,781
Irish Residential Properties REIT PLC	9,090	8,827
Kerry Group PLC Class A	3,697	299,745
Kingspan Group PLC	3,794	323,265
Smurfit Kappa Group PLC	5,642	251,761
		1,549,063
ISRAEL — 0.0% (e)
Energean PLC	3,224	40,184
Plus500 Ltd.	1,797	51,474
		91,658
ITALY — 4.2%
A2A SpA (d)	38,607	76,941
ACEA SpA	1,015	16,437
AMCO - Asset Management Co. SpA Class B (b) (c) (d)	88	—
Amplifon SpA (d)	3,099	110,402
Anima Holding SpA (a)	4,032	20,137
Antares Vision SpA (b)	774	2,630
Aquafil SpA (b)	413	1,301
Ariston Holding NV	2,629	10,882
Arnoldo Mondadori Editore SpA	3,574	9,346
Ascopiave SpA	1,528	3,726
Assicurazioni Generali SpA	26,625	664,588
Avio SpA (d)	403	5,140
Azimut Holding SpA	2,733	64,499
Banca Generali SpA	1,368	54,922
Banca IFIS SpA	627	13,057
Banca Mediolanum SpA	5,094	56,287
Banca Monte dei Paschi di Siena SpA	21,645	101,723
Banca Popolare di Sondrio SpA	8,465	60,603
Banco BPM SpA	36,654	236,254
Banco di Desio e della Brianza SpA	1,006	4,733
BasicNet SpA	583	2,156
BF SpA	1,332	5,168
BFF Bank SpA (a)	4,298	40,859
Security Description	Shares	Value
Biesse SpA	284	$3,236
BPER Banca SpA	21,570	109,138
Brembo NV	3,623	39,816
Brunello Cucinelli SpA	810	81,169
Buzzi SpA	2,129	85,748
Carel Industries SpA (a)	1,241	23,010
Cembre SpA	98	4,049
CIR SpA-Compagnie Industriali (b)	20,798	13,263
Coca-Cola HBC AG	4,510	153,815
Credito Emiliano SpA	1,730	17,243
d'Amico International Shipping SA	993	7,854
Danieli & C Officine Meccaniche SpA (f)	852	24,335
Danieli & C Officine Meccaniche SpA (d) (f)	285	10,874
Datalogic SpA (b)	523	3,117
Davide Campari-Milano NV (d)	14,521	137,327
De' Longhi SpA	1,665	52,106
DiaSorin SpA	645	64,330
Digital Bros SpA (b)	81	783
doValue SpA (a) (b) (d)	1,386	2,941
El.En. SpA (d)	914	9,247
Enav SpA (a)	5,881	23,485
Enel SpA	184,603	1,284,827
Eni SpA	54,153	833,085
Equita Group SpA	845	3,469
ERG SpA	1,301	32,684
Esprinet SpA (b)	700	3,807
Eurogroup Laminations SpA	2,004	8,797
Eurotech SpA (b)	549	668
Ferrari NV	2,771	1,130,611
Ferretti SpA	3,443	10,295
Fila SpA	618	5,683
Fincantieri SpA (b) (d)	1,135	5,512
Fine Foods & Pharmaceuticals NTM	237	2,393
FinecoBank Banca Fineco SpA	14,657	218,664
Garofalo Health Care SpA (b)	656	3,543
GVS SpA (a) (b) (d)	1,435	10,104
Hera SpA (d)	19,505	66,769
Immobiliare Grande Distribuzione SIIQ SpA REIT (b)	1,079	1,994
Industrie De Nora SpA (d)	707	8,487
Infrastrutture Wireless Italiane SpA (a)	8,376	87,526
Intercos SpA	764	12,397
Interpump Group SpA	1,977	87,890
Intesa Sanpaolo SpA	383,400	1,426,266
Iren SpA (b)	16,612	34,522
Italgas SpA	11,377	56,114
Italian Sea Group SpA (d)	320	3,148
Italmobiliare SpA	365	11,168
Iveco Group NV	4,091	45,906
IVS Group SA	807	6,175
Juventus Football Club SpA (b) (d)	1,738	4,123

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
KME Group SpA (b)	2,696	$2,664
Leonardo SpA	9,766	226,918
Lottomatica Group SpA	2,208	26,717
LU-VE SpA	161	4,478
Maire SpA	3,735	30,983
MARR SpA	771	10,048
Mediobanca Banca di Credito Finanziario SpA	12,208	179,119
MFE-MediaForEurope NV Class A	3,921	13,523
MFE-MediaForEurope NV Class B	1,762	7,648
Moltiply Group SpA	576	21,051
Moncler SpA	5,301	324,178
Nexi SpA (a) (b)	13,392	81,725
OVS SpA (a)	4,700	12,512
Pharmanutra SpA	69	3,516
Philogen SpA (a) (b)	225	4,919
Piaggio & C SpA	4,158	12,371
Pirelli & C SpA (a)	9,217	54,923
Poste Italiane SpA (a)	11,373	144,988
Prysmian SpA	6,635	411,162
RAI Way SpA (a)	2,210	11,630
Recordati Industria Chimica e Farmaceutica SpA	2,386	124,536
Reply SpA	528	77,979
Revo SpA (b)	383	3,727
Risanamento SpA (b)	31,996	1,018
Ryanair Holdings PLC ADR	2,125	247,435
Sabaf SpA	161	2,838
Safilo Group SpA (b) (d)	5,352	5,759
Saipem SpA (b)	27,699	71,010
Salcef Group SpA	597	16,348
Salvatore Ferragamo SpA (d)	1,666	14,115
Sanlorenzo SpA	396	16,382
Saras SpA	9,529	16,534
Seco SpA (b) (d)	1,690	5,452
Seri Industrial SpA (b)	351	1,478
Sesa SpA	188	23,232
Snam SpA (d)	49,320	218,359
SOL SpA	849	30,118
Spaxs SpA (b)	1,382	7,062
Tamburi Investment Partners SpA (d)	2,526	25,340
Technogym SpA (a)	3,103	31,993
Technoprobe SpA (b)	3,746	36,936
Telecom Italia SpA (b) (d) (f)	247,055	59,179
Telecom Italia SpA (b) (f)	139,973	36,439
Terna - Rete Elettrica Nazionale	34,166	264,305
Tinexta SpA	455	7,871
TXT e-solutions SpA	189	4,912
UniCredit SpA	39,986	1,482,998
Unieuro SpA (a)	412	3,550
Unipol Gruppo SpA	9,722	96,694
Webuild SpA (d)	10,803	23,712
Wiit SpA (d)	239	5,891
Wizz Air Holdings PLC (a) (b)	1,261	35,643
Security Description	Shares	Value
Zignago Vetro SpA	841	$10,636
		12,429,858
JERSEY — 0.0% (e)
JTC PLC (a)	3,862	46,916
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	3,818	91,266
LIECHTENSTEIN — 0.0% (e)
Liechtensteinische Landesbank AG	301	23,850
LUXEMBOURG — 0.2%
Aperam SA	1,012	26,183
ArcelorMittal SA	10,821	247,837
Brederode SA	286	34,146
CVC Capital Partners PLC (a) (b)	3,206	58,876
Eurofins Scientific SE (d)	3,140	156,655
Global Fashion Group SA (b)	1,869	365
RTL Group SA	835	25,415
SES SA	8,738	44,540
		594,017
MALTA — 0.0% (e)
Catena Media PLC (b) (d)	3,080	1,463
Gaming Innovation Group, Inc. (b)	1,633	4,524
Kindred Group PLC SDR	4,179	49,721
		55,708
MEXICO — 0.0% (e)
Borr Drilling Ltd. (b)	6,200	40,004
Fresnillo PLC	4,294	30,505
		70,509
MONACO — 0.0% (e)
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	144	15,155
NETHERLANDS — 6.8%
Aalberts NV	2,360	95,912
ABN AMRO Bank NV GDR (a)	11,059	181,936
Adyen NV (a) (b)	682	813,675
Aegon Ltd.	31,569	195,155
Akzo Nobel NV	4,131	251,388
Alfen NV (a) (b) (d)	490	9,064
AMG Critical Materials NV (d)	762	12,593
Arcadis NV	1,800	114,109
Argenx SE (b)	1,423	623,156
ASM International NV	1,112	848,314
ASML Holding NV	9,504	9,821,261
ASR Nederland NV	3,520	167,917
Basic-Fit NV (a) (b) (d)	1,235	26,631
BE Semiconductor Industries NV	1,853	310,107
Corbion NV	1,353	27,160
CTP NV (a)	2,790	47,604
Eurocommercial Properties NV REIT (d)	1,167	28,141
Euronext NV (a)	1,983	183,837
EXOR NV	2,341	245,126

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Flow Traders Ltd. (d)	734	$14,538
Fugro NV	2,435	58,875
Heineken Holding NV	2,841	224,253
Heineken NV (d)	6,839	661,872
IMCD NV	1,362	188,742
ING Groep NV	78,502	1,342,956
JDE Peet's NV (d)	2,634	52,508
Koninklijke Ahold Delhaize NV	22,418	662,891
Koninklijke BAM Groep NV	6,823	28,680
Koninklijke KPN NV	94,575	362,872
Koninklijke Philips NV (b)	18,848	476,526
Koninklijke Vopak NV	1,552	64,472
NN Group NV	6,789	316,147
NSI NV REIT	449	9,249
OCI NV	3,104	75,816
Onward Medical NV (b) (d)	333	1,777
Pharming Group NV (b) (d)	14,541	11,727
Pluxee NV (b)	1,931	54,212
PostNL NV	8,823	11,990
Randstad NV	2,961	134,332
Redcare Pharmacy NV (a) (b)	407	49,727
SBM Offshore NV	3,313	50,775
TKH Group NV	940	41,023
TomTom NV (b) (d)	1,594	9,012
Universal Music Group NV	18,449	549,286
Van Lanschot Kempen NV	872	35,046
Wolters Kluwer NV	5,904	979,515
		20,471,905
NIGERIA — 0.0% (e)
Airtel Africa PLC (a)	28,821	43,756
NORWAY — 1.4%
2020 Bulkers Ltd.	517	7,546
ABG Sundal Collier Holding ASA	10,012	5,783
ABL Group ASA	1,369	1,562
AF Gruppen ASA	1,284	15,966
Agilyx ASA (b)	941	2,722
Akastor ASA (b)	3,266	4,877
Aker ASA Class A	590	34,078
Aker BioMarine ASA (b)	376	2,956
Aker BP ASA	7,451	190,483
Aker Carbon Capture ASA (b)	8,739	5,466
Aker Horizons ASA (b)	5,158	1,361
Aker Solutions ASA	6,668	27,680
AKVA Group ASA (b)	211	1,288
AMSC ASA	1,144	3,556
ArcticZymes Technologies ASA (b)	1,205	2,829
Arendals Fossekompani ASA	295	4,239
Aurskog Sparebank	76	1,563
Austevoll Seafood ASA	2,097	16,307
AutoStore Holdings Ltd. (a) (b)	24,053	28,373
Avance Gas Holding Ltd. (a)	634	10,158
Axactor ASA (b)	3,778	1,458
B2 Impact ASA	6,727	5,212
Belships ASA	3,320	7,717
Security Description	Shares	Value
Bergenbio ASA (b)	714	$798
BEWi ASA (b)	1,010	2,300
Bluenord ASA (b)	293	15,135
Bonheur ASA	493	11,113
Borregaard ASA	2,208	39,899
Bouvet ASA	2,092	12,378
BW Offshore Ltd.	2,156	6,227
Carasent ASA	1,141	1,966
Cloudberry Clean Energy ASA (b)	3,692	4,161
Crayon Group Holding ASA (a) (b)	2,002	23,503
DNB Bank ASA	20,712	407,918
DNO ASA	23,139	24,209
DOF Group ASA (b)	3,507	31,867
Edda Wind ASA (b)	402	853
Elkem ASA (a) (b)	7,069	13,438
Elliptic Laboratories ASA (b)	1,813	1,710
Elmera Group ASA (a)	2,602	7,893
Elopak ASA	2,014	6,838
Entra ASA (a) (b)	1,595	16,388
Equinor ASA	23,529	671,673
Europris ASA (a)	3,877	26,363
Frontline PLC	3,511	92,231
Gjensidige Forsikring ASA	4,494	80,531
Gram Car Carriers ASA	313	7,628
Grieg Seafood ASA	1,404	8,274
Hexagon Composites ASA (b)	2,568	7,224
Hexagon Purus ASA (b)	2,691	2,004
Hoegh Autoliners ASA	2,831	33,448
Hofseth BioCare ASA (b)	4,200	805
IDEX Biometrics ASA (b)	4,271	579
Kid ASA (a)	917	12,798
Kitron ASA	4,782	14,201
Klaveness Combination Carriers ASA (a)	563	5,806
KMC Properties ASA (b)	1,379	992
Komplett ASA (b)	564	460
Kongsberg Gruppen ASA	2,100	171,590
Leroy Seafood Group ASA	6,557	26,641
LINK Mobility Group Holding ASA (b)	4,510	8,705
Magnora ASA	978	2,512
Medistim ASA	354	5,669
Morrow Bank ASA (b)	3,160	1,439
Mowi ASA	10,905	181,998
MPC Container Ships ASA	10,002	21,145
Multiconsult ASA (a)	492	7,278
NEL ASA (b)	38,287	20,144
Norbit ASA	427	3,208
Norconsult Norge AS	4,760	15,289
Nordic Mining ASA (b)	1,206	2,508
Nordic Semiconductor ASA (b)	4,362	58,420
Norsk Hydro ASA	32,560	203,357
Norske Skog ASA (a)	1,834	7,286
Norwegian Air Shuttle ASA	19,296	22,798
NRC Group ASA (b)	911	1,104
Nykode Therapeutics ASA (b)	4,589	6,590

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Odfjell Drilling Ltd.	2,208	$12,048
Odfjell SE Class A	590	10,174
Odfjell SE Class B	157	2,418
OKEA ASA	693	1,570
Olav Thon Eiendomsselskap ASA	703	14,790
Orkla ASA	17,859	145,505
Otello Corp. ASA (b)	1,513	1,086
Panoro Energy ASA	3,022	9,891
Pareto Bank ASA	956	5,477
Pexip Holding ASA	2,091	5,695
PGS ASA (b)	21,219	17,816
PhotoCure ASA (b)	566	3,142
Polaris Media ASA	272	1,967
poLight ASA (a) (b)	769	276
Protector Forsikring ASA	1,622	39,074
Public Property Invest AS (b)	2,002	2,809
Rana Gruber ASA	585	4,225
Saga Pure ASA (b)	4,448	522
Salmar ASA	1,768	93,319
Salmon Evolution ASA (b)	7,228	5,227
Sandnes Sparebank	475	4,283
SATS ASA (b)	1,571	2,399
Schibsted ASA Class A	1,727	51,125
Schibsted ASA Class B	2,283	64,282
Sea1 offshore, Inc. (b)	1,042	2,838
Selvaag Bolig ASA	1,013	3,520
Solstad Offshore ASA (b)	1,134	4,499
SpareBank 1 Helgeland	278	3,212
SpareBank 1 Nord Norge	2,343	21,816
Sparebank 1 Oestlandet	1,015	12,940
SpareBank 1 Ringerike Hadeland	87	2,410
SpareBank 1 SMN	3,040	43,147
SpareBank 1 Sorost-Norge	1,303	8,226
SpareBank 1 SR-Bank ASA	4,268	52,350
Sparebanken More	955	7,579
Sparebanken Ost	341	1,725
Sparebanken Sor	803	11,207
Sparebanken Vest	2,144	25,271
Stolt-Nielsen Ltd.	560	26,560
Storebrand ASA	11,385	116,550
StrongPoint ASA (b)	1,385	1,574
Telenor ASA	15,557	177,815
TGS ASA	2,949	35,507
Thor Medical ASA (b)	1,205	119
TOMRA Systems ASA	5,580	66,766
Totens Sparebank	69	1,542
Treasure ASA	877	1,895
Ultimovacs ASA (b)	690	531
Var Energi ASA	21,456	76,010
Veidekke ASA	2,530	27,183
Volue ASA (b)	885	2,489
Vow ASA (b)	1,438	931
Wallenius Wilhelmsen ASA	2,388	24,424
Wilh Wilhelmsen Holding ASA Class A	313	11,391
Security Description	Shares	Value
Wilh Wilhelmsen Holding ASA Class B	223	$7,749
XXL ASA (a) (b)	22,029	1,730
Zalaris ASA (b)	331	2,456
Zaptec ASA (b)	1,526	1,813
		4,029,367
PERU — 0.0% (e)
Hochschild Mining PLC (b)	6,846	15,491
POLAND — 0.9%
11 bit studios SA (b)	50	7,823
AB SA	299	7,810
AC SA	169	1,190
Agora SA (b)	813	2,237
Alior Bank SA	2,066	52,600
Allegro.eu SA (a) (b)	13,660	128,103
Ambra SA	227	1,519
Amica SA	98	1,699
Apator SA	618	2,641
Archicom SA	211	1,837
Arctic Paper SA	343	2,082
Asseco Business Solutions SA (b)	429	6,872
Asseco Poland SA	1,297	25,827
Asseco South Eastern Europe SA	618	7,809
Atal SA	150	1,978
Auto Partner SA	1,526	9,110
Bank Handlowy w Warszawie SA	765	18,611
Bank Millennium SA (b)	14,083	32,860
Bank Ochrony Srodowiska SA (b)	795	2,868
Bank Polska Kasa Opieki SA	4,195	175,311
Benefit Systems SA	55	39,676
Bioton SA (b)	871	756
BNPP Bank Polska SA	382	9,597
Boryszew SA	1,776	2,501
Budimex SA	299	51,841
Bumech SA	194	628
Captor Therapeutics SA (b)	46	886
CCC SA (b)	1,179	36,073
CD Projekt SA	1,762	60,902
Celon Pharma SA	349	1,358
CI Games SA (b)	1,817	779
ComArch SA	98	7,106
Comp SA (b)	73	1,861
Cyber Folks SA	87	2,705
Cyfrowy Polsat SA (b)	5,846	17,625
Datawalk SA (b)	64	1,008
Develia SA	9,592	13,386
Dino Polska SA (a) (b)	1,154	116,604
Dom Development SA	192	8,368
Echo Investment SA	4,210	4,985
Enea SA (b)	6,742	17,861
Energa SA (b)	1,631	4,585
Enter Air SA (b)	198	3,295
Erbud SA	97	997
Eurocash SA (b)	1,835	5,961
Fabryki Mebli Forte SA (b)	333	1,789

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Ferro SA	417	$4,149
Firma Oponiarska Debica SA	46	1,078
Globe Trade Centre SA	4,350	5,540
Grenevia SA (b)	7,060	4,496
Grupa Azoty SA (b)	1,095	5,486
Grupa Kety SA	223	49,647
Grupa Pracuj SA	377	5,843
ING Bank Slaski SA	763	57,699
InPost SA (b)	4,154	73,281
Inter Cars SA	207	28,681
Jastrzebska Spolka Weglowa SA (b)	1,226	9,027
KGHM Polska Miedz SA	3,246	121,401
KRUK SA	407	46,835
LPP SA	29	123,285
Lubelski Wegiel Bogdanka SA	241	1,854
Mabion SA (b)	200	857
Mangata Holding SA	55	1,308
mBank SA (b)	299	47,378
Medicalgorithmics SA (b)	64	459
Mennica Polska SA	550	2,805
Mirbud SA	795	2,962
MLP Group SA (b)	141	2,911
Mo-BRUK SA	26	2,053
Neuca SA	47	10,733
Newag SA	509	4,216
Oponeo.pl SA	17	313
Orange Polska SA	15,020	29,083
ORLEN SA	13,971	235,245
PCC Rokita SA	64	1,450
PCF Group SA (b)	169	792
PGE Polska Grupa Energetyczna SA (b)	19,964	35,647
PKP Cargo SA (b)	703	2,896
PlayWay SA	13	1,090
Polenergia SA (b)	430	6,867
Polimex-Mostostal SA (b)	1,564	1,390
Powszechna Kasa Oszczednosci Bank Polski SA	20,668	323,486
Powszechny Zaklad Ubezpieczen SA	13,807	177,016
Poznanska Korporacja Budowlana Pekabex SA	227	1,479
Rainbow Tours SA	156	4,664
Ryvu Therapeutics SA (b)	207	2,585
Sanok Rubber Co. SA	561	2,840
Santander Bank Polska SA	808	108,777
Selvita SA (b)	203	3,449
Shoper SA	139	1,456
Sniezka SA	117	2,608
Stalexport Autostrady SA	2,234	1,517
Stalprodukt SA (b)	52	2,833
Synektik SA	66	2,390
Synthaverse SA (b)	651	819
Tauron Polska Energia SA (b)	24,230	23,868
TEN Square Games SA (b)	78	1,590
Security Description	Shares	Value
Text SA	332	$6,326
Torpol SA (b)	205	1,928
Toya SA (b)	570	1,200
Vercom SA	195	6,573
Vigo Photonics SA (b)	8	1,154
Voxel SA	103	2,439
VRG SA	4,197	3,539
Warsaw Stock Exchange	636	7,673
Wawel SA	3	507
Wielton SA	560	972
Wirtualna Polska Holding SA	417	10,892
XTB SA (a)	1,492	26,588
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (b)	148	1,751
Zespol Elektrowni Patnow Adamow Konin SA (b)	574	2,699
		2,568,295
PORTUGAL — 0.3%
Altri SGPS SA	1,954	11,277
Banco Comercial Portugues SA Class R	187,394	67,603
Corticeira Amorim SGPS SA (d)	872	8,420
CTT-Correios de Portugal SA	3,050	13,697
EDP - Energias de Portugal SA	61,953	232,327
Galp Energia SGPS SA	10,863	229,589
Greenvolt-Energias Renovaveis SA (b)	1,553	13,848
Ibersol SGPS SA	259	1,893
Jeronimo Martins SGPS SA	6,529	127,704
Mota-Engil SGPS SA	1,621	5,980
Navigator Co. SA	5,103	21,253
NOS SGPS SA	4,016	14,225
Pharol SGPS SA (b)	10,987	521
REN - Redes Energeticas Nacionais SGPS SA (d)	8,167	20,044
Semapa-Sociedade de Investimento e Gestao	263	4,053
Sonae SGPS SA	21,956	20,590
Sonaecom SGPS SA	573	1,572
		794,596
SINGAPORE — 0.2%
BW LPG Ltd. (a)	2,095	39,017
Hafnia Ltd.	6,014	50,665
STMicroelectronics NV	15,685	619,884
		709,566
SOUTH AFRICA — 0.3%
Anglo American PLC	29,613	936,593
Scatec ASA (a) (b)	2,730	22,217
		958,810
SOUTH KOREA — 0.1%
Delivery Hero SE (a) (b)	4,699	111,551
SPAIN — 3.9%
Acciona SA (d)	593	70,101

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Acerinox SA	4,556	$47,315
ACS Actividades de Construccion y Servicios SA (d)	5,155	222,542
Aedas Homes SA (a)	355	8,047
Aena SME SA (a)	1,761	354,822
Alantra Partners SA	406	3,942
Almirall SA	1,869	18,829
Amadeus IT Group SA	10,698	712,472
AmRest Holdings SE (b)	1,672	10,232
Applus Services SA	851	11,674
Atresmedia Corp. de Medios de Comunicacion SA	1,838	8,717
Banco Bilbao Vizcaya Argentaria SA	138,737	1,390,562
Banco de Sabadell SA	128,799	248,542
Banco Santander SA	376,172	1,745,895
Bankinter SA (d)	15,229	124,469
Befesa SA (a)	849	28,262
CaixaBank SA	86,748	459,562
Cellnex Telecom SA (a) (b)	11,527	375,193
Cia de Distribucion Integral Logista Holdings SA	1,529	43,295
CIE Automotive SA	1,204	33,486
Construcciones y Auxiliar de Ferrocarriles SA	475	17,869
Corp. ACCIONA Energias Renovables SA (d)	1,381	28,462
Corp. Financiera Alba SA	346	18,875
Ebro Foods SA (d)	1,208	20,119
EDP Renovaveis SA (d)	7,277	101,779
eDreams ODIGEO SA (b)	2,101	14,636
Elecnor SA (d)	954	20,285
Enagas SA (d)	5,596	83,306
Ence Energia y Celulosa SA (b)	3,318	12,169
Endesa SA (d)	7,699	144,689
Ercros SA (b)	1,695	7,094
Faes Farma SA	7,666	29,619
Fluidra SA	2,236	46,707
Fomento de Construcciones y Contratas SA	1,497	22,301
Gestamp Automocion SA (a)	3,309	9,859
Global Dominion Access SA (a)	2,140	7,385
Grenergy Renovables SA (b)	331	11,955
Grifols SA (b)	7,065	59,515
Grifols SA Class B, Preference Shares (b)	6,093	37,287
Grupo Catalana Occidente SA	1,062	43,024
Iberdrola SA	139,382	1,809,772
Indra Sistemas SA (d)	2,406	49,793
Industria de Diseno Textil SA	26,410	1,312,217
Inmobiliaria Colonial Socimi SA REIT (d)	6,957	40,487
Laboratorios Farmaceuticos Rovi SA	527	49,449
Lar Espana Real Estate Socimi SA REIT (b)	1,001	7,327
Security Description	Shares	Value
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	15,514	$19,221
Mapfre SA (d)	23,081	53,284
Melia Hotels International SA (b)	2,885	23,700
Merlin Properties Socimi SA REIT	7,420	82,705
Metrovacesa SA (a) (b)	264	2,289
Naturgy Energy Group SA (d)	4,052	87,550
Neinor Homes SA (a)	739	9,900
Obrascon Huarte Lain SA (b) (d)	9,026	3,421
Parques Reunidos Servicios Centrales SAU (b) (c)	1,617	—
Pharma Mar SA	297	10,129
Promotora de Informaciones SA Class A (b)	16,692	6,619
Prosegur Cash SA (a) (d)	8,299	4,643
Prosegur Compania de Seguridad SA	2,000	3,665
Redeia Corp. SA (d)	9,826	171,866
Repsol SA	28,856	455,701
Sacyr SA	12,449	43,949
Solaria Energia y Medio Ambiente SA (b) (d)	1,887	23,399
Soltec Power Holdings SA (b) (d)	692	1,598
Talgo SA (a) (d)	1,784	7,686
Tecnicas Reunidas SA (b)	1,024	13,861
Telefonica SA (d)	121,345	515,004
Tubacex SA (b)	2,388	8,292
Unicaja Banco SA (a)	26,212	35,790
Vidrala SA	643	72,497
Viscofan SA (d)	926	61,042
		11,641,750
SWEDEN — 5.9%
AAK AB	4,313	126,496
AcadeMedia AB (a)	1,925	9,398
AddLife AB Class B	2,695	31,963
Addnode Group AB	3,204	36,880
AddTech AB Class B	6,158	153,162
AFRY AB	2,163	38,807
Alfa Laval AB	6,984	306,064
Alimak Group AB (a)	1,547	16,799
Alleima AB	4,939	32,087
Alligo AB Class B	563	7,634
Ambea AB (a)	1,814	13,429
AQ Group AB	1,356	18,630
Arise AB	640	3,013
Arjo AB Class B	4,770	18,476
Assa Abloy AB Class B	23,538	665,897
Atea ASA	1,916	27,532
Atlas Copco AB Class A	61,267	1,152,423
Atlas Copco AB Class B	37,057	598,884
Atrium Ljungberg AB Class B	1,190	23,092
Attendo AB (a)	2,692	11,134
Avanza Bank Holding AB (d)	2,961	71,996
Axfood AB	2,520	66,247
Bactiguard Holding AB (b)	367	2,412
Balco Group AB	263	1,068

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Beijer Alma AB	1,046	$20,445
Beijer Ref AB (d)	8,519	131,523
Bergman & Beving AB	568	15,876
Betsson AB Class B	2,851	33,355
BHG Group AB (b) (d)	2,191	3,416
BICO Group AB (b) (d)	941	3,938
Bilia AB Class A	1,665	22,247
Billerud Aktiebolag	5,091	47,159
BioArctic AB (a) (b)	986	21,302
BioGaia AB Class B	1,929	22,532
BioInvent International AB (b)	876	3,110
Biotage AB	1,518	23,379
Boliden AB	6,559	210,020
Bonava AB Class B (b)	5,300	4,211
BoneSupport Holding AB (a) (b)	1,547	38,419
Boozt AB (a) (b)	903	10,795
Bravida Holding AB (a)	4,722	35,046
BTS Group AB Class B	338	10,086
Bufab AB	633	23,371
Bulten AB	311	2,452
Bure Equity AB	1,261	42,509
Byggmax Group AB	1,299	4,296
Calliditas Therapeutics AB Class B (b)	814	15,803
Camurus AB (b)	835	47,308
Castellum AB (b)	10,226	124,950
Catella AB	918	2,531
Catena AB (d)	814	40,584
Cellavision AB	304	7,191
Cibus Nordic Real Estate AB publ (d)	1,458	21,725
Cint Group AB (b)	4,348	4,042
Clas Ohlson AB Class B	975	16,204
Cloetta AB Class B	4,774	9,295
Coor Service Management Holding AB (a)	2,232	9,868
Corem Property Group AB Class B (d)	12,435	10,268
Corem Property Group AB Class D	144	3,189
Ctek AB (b)	733	1,362
CTT Systems AB	197	6,008
Dios Fastigheter AB	2,736	22,360
Dometic Group AB (a)	7,280	46,264
Duni AB	769	7,378
Dustin Group AB (a) (b)	7,422	8,256
Eastnine AB	1,112	4,637
Elanders AB Class B	347	3,263
Electrolux AB Class B (b)	5,532	45,895
Electrolux Professional AB Class B	5,290	35,166
Elekta AB Class B	8,669	54,190
Embracer Group AB (b) (d)	21,737	47,804
Enea AB (b)	351	2,542
Engcon AB (d)	952	7,803
Eolus Vind AB Class B (d)	562	3,747
Ependion AB	440	5,160
Security Description	Shares	Value
Epiroc AB Class A	15,192	$303,404
Epiroc AB Class B	9,299	170,171
EQT AB	19,353	572,356
Essity AB Class A	488	12,465
Essity AB Class B	13,619	349,020
Evolution AB (a)	4,507	469,843
Fabege AB	5,587	44,658
Fagerhult Group AB	2,067	13,428
Fasadgruppen Group AB	903	5,287
Fastighets AB Balder Class B (b)	16,177	110,930
Fastighets AB Trianon (b)	1,333	2,454
FastPartner AB Class A	1,129	7,516
Ferronordic AB (b)	91	659
Fingerprint Cards AB Class B (b) (d)	7,161	79
FM Mattsson AB	527	2,618
Fortnox AB	11,591	70,026
G5 Entertainment AB	204	2,215
GARO AB (d)	710	1,793
Getinge AB Class B	5,157	87,677
Granges AB	2,423	31,116
Green Landscaping Group AB (a) (b)	631	4,707
Gruvaktiebolaget Viscaria (b)	1,290	2,863
H & M Hennes & Mauritz AB Class B (d)	13,755	217,751
Hansa Biopharma AB (b) (d)	798	3,487
Hanza AB	596	3,607
Heba Fastighets AB Class B	1,607	4,727
Hemnet Group AB	1,892	57,206
Hexagon AB Class B	48,391	546,730
Hexatronic Group AB (b)	3,928	18,879
Hexpol AB	6,061	67,534
HMS Networks AB	657	26,081
Hoist Finance AB (a) (b)	1,977	10,043
Holmen AB Class B (d)	2,030	79,972
Hufvudstaden AB Class A	2,733	32,388
Humana AB (b)	771	2,395
Husqvarna AB Class A	584	4,660
Husqvarna AB Class B	8,184	65,641
IAR Systems Group AB	331	5,266
Immunovia AB (b)	375	57
Industrivarden AB Class A	3,546	120,743
Industrivarden AB Class C (d)	3,786	127,842
Indutrade AB	6,504	166,804
Instalco AB	5,223	20,004
Intrum AB (d)	1,711	4,847
Investment AB Latour Class B	3,520	95,128
Investment AB Oresund	811	9,542
Investor AB Class A	14,966	406,576
Investor AB Class B	43,292	1,186,317
INVISIO AB	852	18,745
Inwido AB	1,351	18,434
Irlab Therapeutics AB (b)	925	1,157
JM AB (d)	1,627	30,435

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
John Mattson Fastighetsforetagen AB (b)	710	$3,835
Karnell Group AB (b)	659	3,055
Karnov Group AB (b) (d)	2,699	18,044
K-fast Holding AB (b)	1,407	2,670
Kinnevik AB Class A	223	1,851
Kinnevik AB Class B (d)	5,752	47,226
Klarabo Sverige AB Class B (b)	2,268	4,116
KNOW IT AB	481	7,558
L E Lundbergforetagen AB Class B (d)	1,743	86,243
Lagercrantz Group AB Class B	4,636	75,383
Lifco AB Class B	5,388	148,053
Lime Technologies AB	204	6,742
Linc AB (b)	422	3,570
Lindab International AB	1,834	39,277
Loomis AB	1,763	45,947
Maha Energy AB (b)	2,003	1,659
Medcap AB (b)	327	15,408
Medicover AB Class B	1,667	29,971
MEKO AB	976	10,930
Midsona AB Class B (b)	1,097	1,142
Mildef Group AB	697	4,364
MIPS AB	591	23,160
Modern Times Group MTG AB Class B (b)	2,522	20,338
Momentum Group AB	525	8,596
Munters Group AB (a)	3,277	61,825
Mycronic AB	1,837	70,877
NCAB Group AB	4,702	36,852
NCC AB Class B	2,016	26,175
Nederman Holding AB	446	9,455
Net Insight AB Class B (b)	6,632	3,926
New Wave Group AB Class B (d)	2,030	20,990
Nibe Industrier AB Class B	37,298	158,276
Nivika Fastigheter AB Class B (b)	699	2,614
Nobia AB (b) (d)	10,231	4,245
Nolato AB Class B	4,490	24,379
Nordic Paper Holding AB	694	3,191
Nordic Waterproofing Holding AB	564	8,596
Nordisk Bergteknik AB Class B (b)	742	1,257
Nordnet AB publ (d)	3,484	72,837
Norion Bank AB (b)	2,440	10,057
Norva24 Group AB (b)	2,736	7,466
Note AB (b)	436	5,945
NP3 Fastigheter AB	619	15,022
Nyfosa AB	3,864	37,472
OEM International AB Class B	2,196	24,178
Oncopeptides AB (a) (b) (d)	4,137	1,145
Orron Energy AB (b) (d)	4,349	2,936
Ovzon AB (b)	2,308	4,110
OX2 AB (b)	3,724	20,905
Pandox AB (d)	2,334	41,654
Peab AB Class B	4,818	30,322
Platzer Fastigheter Holding AB Class B	2,005	17,172
Security Description	Shares	Value
PowerCell Sweden AB (b)	709	$1,970
Pricer AB Class B (b)	2,427	3,098
Proact IT Group AB	498	7,289
Probi AB	88	2,410
Q-Linea AB (a) (b)	406	158
Ratos AB Class B	4,918	16,746
RaySearch Laboratories AB	599	7,998
Rejlers AB	368	5,351
Resurs Holding AB (a)	3,302	7,140
Rusta AB (b)	1,159	8,536
Rvrc Holding AB	876	3,780
Saab AB Class B	7,984	192,246
Sagax AB Class A	120	3,071
Sagax AB Class B	5,275	135,085
Sagax AB Class D (d)	2,380	6,944
Samhallsbyggnadsbolaget i Norden AB (d)	28,480	14,503
Samhallsbyggnadsbolaget i Norden AB Class D (d)	3,483	2,332
Sandvik AB	25,501	511,455
Scandi Standard AB	1,386	10,156
Scandic Hotels Group AB (a) (b)	3,057	18,532
Sdiptech AB Class B (b)	806	24,583
Sectra AB Class B (b) (d)	3,564	81,509
Securitas AB Class B	12,162	120,814
Sedana Medical AB (b)	1,880	4,110
Sivers Semiconductors AB (b)	2,308	885
Skandinaviska Enskilda Banken AB Class A	38,546	569,626
Skandinaviska Enskilda Banken AB Class C	355	5,350
Skanska AB Class B	9,031	162,708
SKF AB Class A	312	6,319
SKF AB Class B	8,183	164,430
SkiStar AB	975	13,663
SmartCraft ASA (b)	1,846	5,375
SSAB AB Class A	5,165	28,502
SSAB AB Class B	15,006	81,561
Stendorren Fastigheter AB (b)	289	5,043
Stillfront Group AB (b)	9,872	9,280
Storskogen Group AB Class B	37,347	28,918
Svedbergs Group AB	872	3,816
Svenska Cellulosa AB SCA Class A	490	7,273
Svenska Cellulosa AB SCA Class B	13,224	195,484
Svenska Handelsbanken AB Class A	36,921	351,946
Svenska Handelsbanken AB Class B (d)	833	9,628
Sweco AB Class B	4,788	65,738
Swedbank AB Class A	21,631	445,480
Swedish Logistic Property AB Class B (b)	1,381	4,382
Swedish Orphan Biovitrum AB (b) (d)	5,460	146,216
SynAct Pharma AB (b)	563	381

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Synsam AB	847	$4,215
Systemair AB	2,281	16,929
Tele2 AB Class B	13,089	131,876
Telefonaktiebolaget LM Ericsson Class A	1,386	8,677
Telefonaktiebolaget LM Ericsson Class B	73,928	459,336
Telia Co. AB	56,198	150,867
Tethys Oil AB (d)	641	2,061
TF Bank AB (b)	131	2,870
Thule Group AB (a)	2,584	67,832
Tobii AB (b) (d)	2,278	585
Tobii Dynavox AB (b)	2,282	11,571
Trelleborg AB Class B	4,671	181,896
Troax Group AB	903	20,208
Truecaller AB Class B (d)	5,655	18,946
VBG Group AB Class B	417	19,078
Vestum AB (b) (d)	6,156	5,883
Viaplay Group AB (b) (d)	16,298	1,104
Vicore Pharma Holding AB (b)	1,365	2,758
Vitec Software Group AB Class B	832	43,210
Vitrolife AB (d)	1,708	28,111
VNV Global AB (b)	2,262	5,570
Volati AB	528	5,026
Volvo AB Class A	4,533	118,309
Volvo AB Class B	37,737	966,035
Volvo Car AB Class B (b)	15,512	48,022
Wallenstam AB Class B (d)	11,878	56,473
Wihlborgs Fastigheter AB	6,417	59,321
XANO Industri AB Class B	442	3,627
Xvivo Perfusion AB (b)	651	25,542
		17,696,861
SWITZERLAND — 9.6%
ABB Ltd.	38,432	2,135,016
Accelleron Industries AG	2,289	89,665
Adecco Group AG	4,091	135,760
Alcon, Inc.	11,873	1,059,929
Allreal Holding AG	384	65,724
ALSO Holding AG	145	44,697
Arbonia AG (b)	1,192	16,926
Aryzta AG (b)	22,244	39,607
Ascom Holding AG	776	6,606
Autoneum Holding AG	73	10,561
Avolta AG	2,556	99,270
Bachem Holding AG (d)	742	68,081
Baloise Holding AG	1,090	191,896
Banque Cantonale de Geneve	31	10,004
Banque Cantonale Vaudoise	689	73,109
Barry Callebaut AG	86	140,111
Basellandschaftliche Kantonalbank	11	10,332
Basilea Pharmaceutica AG (b)	299	12,993
Belimo Holding AG	240	120,347
Bell Food Group AG	52	14,988
Berner Kantonalbank AG	117	30,337
BKW AG	474	75,589
Security Description	Shares	Value
Bossard Holding AG Class A	139	$32,716
Bucher Industries AG	166	66,873
Burckhardt Compression Holding AG	76	49,900
Burkhalter Holding AG	170	17,424
Bystronic AG	41	17,270
Cembra Money Bank AG	703	60,005
Chocoladefabriken Lindt & Spruengli AG (f)	22	256,822
Chocoladefabriken Lindt & Spruengli AG (f)	3	346,539
Cie Financiere Richemont SA Class A	12,778	1,994,341
Clariant AG	5,431	85,460
Comet Holding AG	192	77,347
Daetwyler Holding AG Bearer Shares	188	35,315
DKSH Holding AG	882	59,579
DocMorris AG (b)	295	17,563
dormakaba Holding AG	69	35,398
Dottikon Es Holding AG (b)	80	22,524
DSM-Firmenich AG	6,280	710,751
EFG International AG	2,554	37,574
Emmi AG	53	52,375
EMS-Chemie Holding AG	164	134,416
Fenix Outdoor International AG	98	6,691
Flughafen Zurich AG	454	100,389
Forbo Holding AG	22	25,609
Fundamenta Real Estate AG	642	11,395
Galderma Group AG (b)	1,258	103,541
Galenica AG (a)	1,195	97,810
Geberit AG	787	464,878
Georg Fischer AG	1,896	127,124
Givaudan SA	190	900,734
Gurit Holding AG Class BR	64	3,753
Helvetia Holding AG	832	112,495
Huber & Suhner AG	352	29,967
Idorsia Ltd. (b) (d)	2,922	6,588
Implenia AG	276	9,875
Inficon Holding AG	42	63,846
International Workplace Group PLC	17,601	38,469
Interroll Holding AG (d)	18	53,083
Intershop Holding AG	140	18,415
Julius Baer Group Ltd.	4,943	276,139
Jungfraubahn Holding AG	130	28,037
Kardex Holding AG	139	35,268
Komax Holding AG (d)	97	14,076
Kongsberg Automotive ASA (b)	18,795	2,782
Kuehne & Nagel International AG	1,315	378,139
Landis & Gyr Group AG	585	47,264
LEM Holding SA	12	19,096
Leonteq AG (d)	212	5,261
Logitech International SA	3,631	351,220
Lonza Group AG	1,770	965,956
Luzerner Kantonalbank AG (d)	448	32,954
Medacta Group SA (a)	133	18,087

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Medmix AG (a)	549	$8,297
Meyer Burger Technology AG (b) (d)	506,167	6,196
Mobilezone Holding AG	975	14,800
Mobimo Holding AG	188	53,245
Molecular Partners AG (b)	576	4,179
Novartis AG	48,338	5,173,231
OC Oerlikon Corp. AG	4,636	25,012
Orior AG	140	8,678
Partners Group Holding AG	540	693,479
Peach Property Group AG (b)	212	1,732
PSP Swiss Property AG	1,119	143,580
Rieter Holding AG	69	8,830
Romande Energie Holding SA	311	19,520
Sandoz Group AG	10,361	375,191
Schindler Holding AG (f)	978	245,752
Schindler Holding AG (f)	505	125,885
Schweiter Technologies AG	21	9,313
Schweizerische Nationalbank (b)	2	8,747
Sensirion Holding AG (a) (b) (d)	260	22,597
SFS Group AG	452	60,059
SGS SA	3,739	332,873
Siegfried Holding AG	88	91,369
SIG Group AG	7,471	136,766
Sika AG	3,609	1,032,979
SKAN Group AG	292	25,931
Sonova Holding AG	1,179	364,223
St. Galler Kantonalbank AG Class A	67	32,247
Stadler Rail AG	1,334	37,930
Straumann Holding AG	2,837	351,389
Sulzer AG	431	59,571
Swatch Group AG	1,302	53,175
Swatch Group AG Bearer Shares	698	142,963
Swiss Life Holding AG	701	515,336
Swiss Prime Site AG	1,833	173,794
Swisscom AG	611	343,713
Swissquote Group Holding SA	278	87,737
Tecan Group AG	311	104,105
Temenos AG	1,492	102,942
Thurgauer Kantonalbank	87	11,763
TX Group AG	72	13,028
u-blox Holding AG (d)	168	17,611
UBS Group AG	76,087	2,239,596
Valiant Holding AG	368	41,690
VAT Group AG (a)	649	367,906
Vetropack Holding AG	331	11,935
Vontobel Holding AG	653	39,096
VZ Holding AG	367	47,049
Walliser Kantonalbank	97	12,198
Ypsomed Holding AG	82	36,866
Zehnder Group AG	212	12,457
Zug Estates Holding AG Class B	7	13,438
Zuger Kantonalbank Class BR	3	28,177
Zurich Insurance Group AG	3,480	1,855,406
		28,656,263
Security Description	Shares	Value
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
Helios Towers PLC (b)	26,463	$38,938
UKRAINE — 0.0% (e)
Ferrexpo PLC (b)	6,810	3,874
UNITED ARAB EMIRATES — 0.0% (e)
Network International Holdings PLC (a) (b)	11,425	56,469
Shelf Drilling Ltd. (a) (b)	3,159	6,747
		63,216
UNITED KINGDOM — 17.0%
3i Group PLC	23,121	896,107
4imprint Group PLC	654	48,446
abrdn PLC	43,171	80,876
Admiral Group PLC	6,534	215,989
AG Barr PLC	2,241	16,997
AJ Bell PLC	8,240	39,529
Allfunds Group PLC	9,894	55,564
Alphawave IP Group PLC (b) (d)	8,092	14,730
AO World PLC (b)	11,306	15,864
Argo Blockchain PLC (b)	6,023	647
Ascential PLC	6,142	26,553
Ashmore Group PLC	11,591	24,923
Ashtead Group PLC	10,719	715,705
ASOS PLC (b) (d)	1,644	7,411
Associated British Foods PLC	7,558	236,368
Assura PLC REIT	70,852	36,130
Aston Martin Lagonda Global Holdings PLC (a) (b) (d)	5,099	9,262
AstraZeneca PLC	36,866	5,758,179
Auction Technology Group PLC (b) (d)	2,192	13,882
Auto Trader Group PLC (a)	21,369	216,425
Aviva PLC	63,950	385,279
Avon Rubber PLC	654	10,731
B&M European Value Retail SA	22,959	126,886
Babcock International Group PLC	5,874	38,760
BAE Systems PLC	71,343	1,190,437
Balfour Beatty PLC	12,691	58,588
Baltic Classifieds Group PLC	8,227	24,959
Barclays PLC	354,623	936,454
Barratt Developments PLC	23,641	141,115
Beazley PLC	15,943	142,687
Bellway PLC	2,949	94,538
Berkeley Group Holdings PLC	2,565	148,762
Big Yellow Group PLC REIT	4,818	71,502
Bloomsbury Publishing PLC	1,757	13,904
Bodycote PLC	4,449	38,356
Breedon Group PLC	6,730	32,924
Bridgepoint Group PLC (a)	14,157	39,442
British American Tobacco PLC	47,317	1,453,465
British Land Co. PLC REIT	20,576	107,058
Britvic PLC	5,524	82,468
BT Group PLC (d)	152,398	270,379
Bunzl PLC	8,166	310,711
Burberry Group PLC	8,973	99,567

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Bytes Technology Group PLC	5,361	$37,578
Cab Payments Holdings PLC (b)	3,065	5,037
Capita PLC (b)	38,829	6,626
Capricorn Energy PLC	1,924	4,305
Centrica PLC	125,576	214,141
Ceres Power Holdings PLC (b)	2,725	6,104
Chemring Group PLC	6,557	30,875
Clarkson PLC	767	40,140
Close Brothers Group PLC	3,529	18,897
CLS Holdings PLC REIT	3,948	4,517
Coats Group PLC	38,394	38,439
Compass Group PLC	42,424	1,158,368
Computacenter PLC	1,941	70,468
Concentric AB	916	15,483
ConvaTec Group PLC (a)	40,052	118,879
Cranswick PLC	1,327	74,563
Crest Nicholson Holdings PLC	5,957	18,088
Croda International PLC	3,206	160,001
Currys PLC (b)	27,233	24,786
Darktrace PLC (b)	12,405	90,418
DCC PLC	2,448	171,436
Deliveroo PLC (a) (b)	27,236	45,068
Derwent London PLC REIT	2,456	70,165
DFS Furniture PLC	5,651	7,858
Diageo PLC	52,846	1,663,051
Diploma PLC	3,266	171,252
Direct Line Insurance Group PLC	31,569	80,132
DiscoverIE Group PLC	2,230	18,915
Domino's Pizza Group PLC	7,621	29,556
Dowlais Group PLC	31,851	29,432
Dr Martens PLC	14,941	14,109
Drax Group PLC	10,022	62,356
DS Smith PLC	33,217	176,776
Dunelm Group PLC	2,928	39,382
easyJet PLC	9,168	53,044
Elementis PLC	13,506	24,892
Empiric Student Property PLC REIT	14,016	16,158
EnQuest PLC (b)	49,753	8,541
Entain PLC	15,489	123,352
Essentra PLC	6,730	13,510
Evoke PLC (b)	8,881	9,402
FDM Group Holdings PLC	2,155	11,196
Firstgroup PLC	14,446	28,907
Flutter Entertainment PLC (b)	4,217	771,087
Forterra PLC (a)	4,669	9,384
Frasers Group PLC (b)	2,762	30,812
Future PLC	2,594	34,398
Games Workshop Group PLC	801	108,038
Genuit Group PLC	5,863	31,980
Genus PLC	1,515	31,599
Grafton Group PLC CDI	4,583	53,780
Grainger PLC	15,513	47,750
Great Portland Estates PLC REIT	4,722	20,026
Greggs PLC	2,477	86,796
Gym Group PLC (a) (b)	3,839	5,358
Security Description	Shares	Value
Halfords Group PLC	5,825	$10,338
Halma PLC	9,093	311,040
Hammerson PLC REIT	99,708	34,913
Harbour Energy PLC	14,158	55,785
Hargreaves Lansdown PLC	8,451	120,930
Hays PLC	38,469	45,954
Headlam Group PLC	1,836	3,180
Helical PLC REIT	2,388	7,471
Henry Boot PLC	2,550	6,769
Hill & Smith PLC	1,849	45,952
Hilton Food Group PLC	2,095	23,808
Hiscox Ltd.	7,847	114,073
Hollywood Bowl Group PLC	3,919	15,159
Howden Joinery Group PLC	13,487	149,775
HSBC Holdings PLC	446,359	3,858,852
Hunting PLC	3,603	18,833
Ibstock PLC (a)	9,522	18,657
IG Group Holdings PLC	9,264	95,910
IMI PLC	6,598	147,127
Imperial Brands PLC	18,974	485,457
Inchcape PLC	10,109	95,074
Indivior PLC (b)	3,155	49,454
Informa PLC	32,090	347,155
IntegraFin Holdings PLC	7,622	33,433
InterContinental Hotels Group PLC	4,015	422,574
Intermediate Capital Group PLC	7,118	196,333
International Consolidated Airlines Group SA (b)	59,143	121,302
International Distribution Services PLC (b)	14,978	60,664
Intertek Group PLC	3,870	234,526
Investec PLC	12,947	93,861
IP Group PLC	23,314	12,260
ITV PLC	86,815	88,343
J D Wetherspoon PLC (b)	2,382	22,041
J Sainsbury PLC	43,401	139,901
JD Sports Fashion PLC	61,486	92,881
John Wood Group PLC (b)	15,802	41,189
Johnson Matthey PLC	4,338	85,929
Jupiter Fund Management PLC	10,649	10,352
Just Eat Takeaway.com NV (a) (b) (d) (f)	4,091	49,260
Just Eat Takeaway.com NV (a) (b) (f)	804	9,706
Just Group PLC	24,037	32,026
Kainos Group PLC	2,067	27,644
Keller Group PLC	1,867	28,982
Kier Group PLC	9,663	16,173
Kingfisher PLC	45,453	142,953
Lancashire Holdings Ltd.	6,000	46,569
Land Securities Group PLC REIT	17,938	140,474
Legal & General Group PLC	141,823	406,962
Liontrust Asset Management PLC	1,435	12,426
Lloyds Banking Group PLC	1,495,833	1,035,069
London Stock Exchange Group PLC	12,146	1,443,253

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
LondonMetric Property PLC REIT	49,244	$120,390
M&G PLC	57,509	148,302
Man Group PLC	29,376	89,939
Marks & Spencer Group PLC	47,229	171,047
Marshalls PLC	6,005	22,203
Marston's PLC (b)	14,294	5,629
Melrose Industries PLC	30,747	215,091
Mitchells & Butlers PLC (b)	6,171	22,271
Mitie Group PLC	31,406	46,132
MJ Gleeson PLC	1,264	8,229
Mobico Group PLC	12,510	8,073
Molten Ventures PLC (b)	4,428	20,487
MONY Group PLC	12,444	34,953
Moonpig Group PLC (b)	6,501	15,663
Morgan Advanced Materials PLC	6,638	25,928
Morgan Sindall Group PLC	1,013	32,462
National Grid PLC	119,983	1,338,643
NatWest Group PLC	154,204	607,789
NCC Group PLC	6,800	13,117
Next PLC	2,859	326,567
Ninety One PLC	6,308	13,348
Ocado Group PLC (b) (d)	14,729	53,790
On the Beach Group PLC (a)	3,460	6,001
OSB Group PLC	10,157	55,030
Oxford Biomedica PLC (b)	1,642	6,154
Oxford Instruments PLC	1,243	38,811
Oxford Nanopore Technologies PLC (b)	15,568	18,577
Pagegroup PLC	7,642	41,095
Paragon Banking Group PLC	5,532	51,399
Pearson PLC	15,902	199,168
Pennon Group PLC	7,020	50,892
Pepco Group NV (b)	3,727	19,432
Persimmon PLC	7,597	129,837
Pets at Home Group PLC	11,645	43,484
Phoenix Group Holdings PLC	20,891	137,719
Picton Property Income Ltd. REIT	11,800	10,098
Pinewood Technologies Group PLC	1,526	6,867
Playtech PLC (b)	7,157	42,069
Premier Foods PLC	15,149	30,410
Primary Health Properties PLC REIT	30,411	35,271
PZ Cussons PLC	7,520	9,392
QinetiQ Group PLC	12,092	67,745
Quilter PLC (a)	28,057	42,596
Rathbones Group PLC	1,484	31,516
Reach PLC	7,136	8,867
Reckitt Benckiser Group PLC	17,497	947,091
Redrow PLC	6,704	56,525
RELX PLC	45,367	2,086,908
Renewi PLC	1,719	14,429
Renishaw PLC	796	37,230
Rentokil Initial PLC	59,848	348,915
Rightmove PLC	19,005	129,010
Rolls-Royce Holdings PLC (b)	199,999	1,154,876
Security Description	Shares	Value
Rotork PLC	20,769	$88,424
RS Group PLC	11,142	98,733
S4 Capital PLC (b)	10,447	5,573
Sabre Insurance Group PLC (a)	5,813	11,052
Safestore Holdings PLC REIT	5,235	50,922
Sage Group PLC	23,765	327,000
Savills PLC	3,338	47,006
Schroders PLC	23,793	109,419
Segro PLC REIT	29,339	333,119
Senior PLC	9,162	18,531
Serco Group PLC	28,414	64,545
Severn Trent PLC	6,466	194,533
Shaftesbury Capital PLC REIT	36,660	64,508
Smith & Nephew PLC	20,921	259,332
Smiths Group PLC	8,432	181,734
Softcat PLC	3,243	74,487
Spectris PLC	2,554	89,753
Spirax Group PLC	1,771	189,843
Spire Healthcare Group PLC (a)	6,131	18,213
Spirent Communications PLC	14,227	32,911
SSE PLC	26,025	588,713
SSP Group PLC	18,438	34,518
St. James's Place PLC	12,804	88,454
Standard Chartered PLC	50,457	456,684
SThree PLC	2,925	15,234
Subsea 7 SA	5,655	106,647
Synthomer PLC (b)	2,818	9,173
Tate & Lyle PLC	9,687	73,227
Taylor Wimpey PLC	86,629	155,665
Telecom Plus PLC	1,834	40,896
Tesco PLC	166,211	642,928
THG PLC (b)	17,200	13,524
TORM PLC Class A	991	38,739
TP ICAP Group PLC	18,309	46,243
Trainline PLC (a) (b)	10,947	43,507
Travis Perkins PLC	5,170	50,257
Treatt PLC	1,306	7,091
Tritax Big Box REIT PLC	52,371	102,680
Trustpilot Group PLC (a) (b)	8,006	21,759
TT Electronics PLC	3,781	6,978
Tyman PLC	4,311	19,755
Unilever PLC	59,952	3,292,871
UNITE Group PLC REIT	8,037	90,623
United Utilities Group PLC	16,365	203,270
Vanquis Banking Group PLC	5,729	3,628
Vesuvius PLC	6,351	37,051
Victrex PLC	2,012	29,147
Videndum PLC (b)	1,628	5,906
Virgin Money U.K. PLC	25,940	70,041
Vistry Group PLC (b)	7,452	111,439
Vodafone Group PLC	550,771	485,690
Volution Group PLC	4,415	25,170
Watches of Switzerland Group PLC (a) (b)	5,887	30,809
Weir Group PLC	6,316	158,404
WH Smith PLC	3,160	45,218

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Whitbread PLC	4,481	$168,517
Wickes Group PLC	5,652	9,517
Wise PLC Class A (b)	16,855	145,203
Workspace Group PLC REIT	3,532	26,521
WPP PLC	26,027	238,333
XPS Pensions Group PLC	3,699	13,981
Zegona Communications PLC (b)	3,890	12,982
Zigup PLC	5,739	30,578
		50,849,198
UNITED STATES — 11.0%
BP PLC	414,931	2,492,491
Carnival PLC (b)	3,281	56,282
Diversified Energy Co. PLC	1,193	15,835
Experian PLC	21,814	1,016,417
Ferrovial SE (d)	12,660	491,989
GSK PLC	102,557	1,982,878
Haleon PLC	177,052	722,015
Holcim AG	12,809	1,134,935
HUUUGE, Inc. (a) (b)	1,241	7,301
Nestle SA	62,325	6,361,506
PolyPeptide Group AG (a) (b)	355	11,299
Profoto Holding AB	370	2,061
PureTech Health PLC (b)	5,744	13,288
Qiagen NV (b)	5,351	221,082
REC Silicon ASA (b)	6,738	4,417
RHI Magnesita NV	507	22,207
Roche Holding AG	16,706	4,638,490
Roche Holding AG Bearer Shares (d)	704	214,506
Sanofi SA	27,295	2,631,053
Schneider Electric SE	13,651	3,281,614
Shell PLC (f)	63,270	2,266,621
Shell PLC (f)	88,040	3,169,920
Signify NV (a)	3,067	76,588
Sinch AB (a) (b)	16,984	41,216
Stellantis NV (f)	19,704	390,172
Stellantis NV (f)	31,290	619,393
Swiss Re AG	6,938	860,880
Tenaris SA	10,614	163,239
		32,909,695
TOTAL COMMON STOCKS (Cost $316,003,738)		298,046,163

PREFERRED STOCKS — 0.0% (e)
SWEDEN — 0.0% (e)
Corem Property Group AB Preference Shares 8.51% (g) (Cost $5,466)	238	5,281
RIGHTS — 0.0% (e)
FRANCE — 0.0% (e)
Clariane SE (expiring 07/01/24) (b) (d)	1,558	1,828
Security Description	Shares	Value
ITALY — 0.0% (e)
Amplifon SpA (expiring 07/09/24) (b)	2,884	$—
Fincantieri SpA (expiring 07/11/24) (b) (d)	1,087	1,952
		1,952
TOTAL RIGHTS (Cost $19,304)		3,780
WARRANTS — 0.0%
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) (b) (c) (d) (Cost $0)	775	—
SHORT-TERM INVESTMENT — 1.3%
State Street Navigator Securities Lending Portfolio II (h) (i) (Cost $3,962,311)	3,962,311	3,962,311
TOTAL INVESTMENTS — 100.8% (Cost $319,990,819)		302,017,535
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(2,255,310)
NET ASSETS — 100.0%		$299,762,225
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at June 30, 2024.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$298,043,297	$2,866	$0(a)	$298,046,163
Preferred Stocks	5,281	—	—	5,281
Rights	1,952	1,828	—	3,780
Warrants	—	—	0(a)	0
Short-Term Investment	3,962,311	—	—	3,962,311
TOTAL INVESTMENTS	$302,012,841	$4,694	$0	$302,017,535
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	184,626	$184,663	$8,640,256	$8,824,886	$(33)	$—	—	$—	$10,776
State Street Navigator Securities Lending Portfolio II	1,704,410	1,704,410	31,590,283	29,332,382	—	—	3,962,311	3,962,311	37,217
Total		$1,889,073	$40,230,539	$38,157,268	$(33)	$—		$3,962,311	$47,993
See accompanying notes to Schedule of Investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BELGIUM — 1.5%
Anheuser-Busch InBev SA	989,979	$57,421,887
CHINA — 1.5%
Prosus NV	1,571,097	56,003,985
FINLAND — 1.7%
Nokia OYJ	5,457,346	20,813,358
Nordea Bank Abp	3,617,529	43,093,838
		63,907,196
FRANCE — 32.5%
Air Liquide SA	594,680	102,791,578
Airbus SE	607,221	83,470,248
AXA SA	1,976,753	64,765,173
BNP Paribas SA	1,101,687	70,289,069
Cie de Saint-Gobain SA	522,626	40,676,253
Danone SA	663,799	40,608,247
EssilorLuxottica SA	316,034	68,148,370
Hermes International SCA	36,253	83,147,924
Kering SA	73,576	26,692,456
L'Oreal SA	249,085	109,465,705
LVMH Moet Hennessy Louis Vuitton SE	264,351	202,175,947
Pernod Ricard SA	206,629	28,058,314
Safran SA	391,388	82,803,433
TotalEnergies SE	2,463,063	164,538,045
Vinci SA	608,405	64,149,501
		1,231,780,263
GERMANY — 26.0%
adidas AG	171,594	41,011,027
Allianz SE	404,229	112,423,866
BASF SE	921,020	44,602,277
Bayer AG	1,013,796	28,662,829
Bayerische Motoren Werke AG	307,771	29,152,471
Deutsche Boerse AG	196,065	40,156,370
Deutsche Post AG	990,297	40,108,465
Deutsche Telekom AG	3,578,309	90,047,077
Infineon Technologies AG	1,347,621	49,547,173
Mercedes-Benz Group AG	825,349	57,116,568
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	138,033	69,086,548
SAP SE	1,055,008	214,291,274
Siemens AG	776,011	144,481,215
Volkswagen AG Preference Shares	212,789	24,037,178
		984,724,338
ITALY — 7.1%
Enel SpA	8,016,418	55,793,849
Eni SpA	2,355,614	36,238,545
Ferrari NV	120,311	49,088,742
Security Description	Shares	Value
Intesa Sanpaolo SpA	16,647,893	$61,930,927
UniCredit SpA	1,735,541	64,367,615
		267,419,678
NETHERLANDS — 14.4%
Adyen NV (a) (b)	29,564	35,271,999
ASML Holding NV	367,820	380,098,498
ING Groep NV	3,408,867	58,316,446
Koninklijke Ahold Delhaize NV	974,248	28,808,120
Wolters Kluwer NV	256,454	42,547,507
		545,042,570
SPAIN — 7.2%
Banco Bilbao Vizcaya Argentaria SA	6,024,358	60,382,204
Banco Santander SA	16,330,920	75,795,318
Iberdrola SA	6,051,074	78,568,700
Industria de Diseno Textil SA	1,146,888	56,984,681
		271,730,903
UNITED STATES — 7.9%
Sanofi SA	1,184,744	114,201,310
Schneider Electric SE	592,453	142,421,929
Stellantis NV	2,182,865	43,210,318
		299,833,557
TOTAL COMMON STOCKS (Cost $3,531,737,812)		3,777,864,377

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (d) (e) (Cost $343,515)	343,412	343,515
TOTAL INVESTMENTS — 99.8% (Cost $3,532,081,327)		3,778,207,892
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		6,487,936
NET ASSETS — 100.0%		$3,784,695,828
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.

See accompanying notes to Schedule of Investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,777,864,377	$—	$—	$3,777,864,377
Short-Term Investment	343,515	—	—	343,515
TOTAL INVESTMENTS	$3,778,207,892	$—	$—	$3,778,207,892

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	517,541	$517,645	$201,608,045	$201,782,437	$262	$—	343,412	$343,515	$45,204
State Street Navigator Securities Lending Portfolio II	—	—	594,955,965	594,955,965	—	—	—	—	267,888
Total		$517,645	$796,564,010	$796,738,402	$262	$—		$343,515	$313,092
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.7%
CHINA — 33.9%
111, Inc. ADR (a)	9,688	$10,366
360 Security Technology, Inc. Class A	14,000	14,727
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	18,800	33,604
3SBio, Inc. (a) (b)	20,500	16,910
5I5J Holding Group Co. Ltd. Class A (a)	66,600	20,251
AAC Technologies Holdings, Inc.	46,000	180,880
Addsino Co. Ltd. Class A	22,900	18,381
Advanced Technology & Materials Co. Ltd. Class A	37,300	40,514
AECC Aero-Engine Control Co. Ltd. Class A	23,800	65,426
AECC Aviation Power Co. Ltd. Class A	10,700	53,567
Aerospace Hi-Tech Holdings Group Ltd. Class A (a)	30,967	37,156
Agora, Inc. ADR (a)	1,297	2,750
Agricultural Bank of China Ltd. Class H	1,698,703	726,704
Air China Ltd. Class H (a) (c)	237,414	110,384
Airtac International Group	12,088	368,138
AK Medical Holdings Ltd. (b) (c)	10,000	5,520
Akeso, Inc. (a) (b)	37,000	178,901
Alibaba Group Holding Ltd.	748,104	6,755,300
A-Living Smart City Services Co. Ltd. (b) (c)	15,250	5,469
All Winner Technology Co. Ltd. Class A	14,140	45,533
Alpha Group Class A (a)	29,600	24,245
Alphamab Oncology (a) (b) (c)	42,000	12,911
Aluminum Corp. of China Ltd. Class H	442,304	301,955
Angang Steel Co. Ltd. Class H (a)	225,616	35,255
Anhui Conch Cement Co. Ltd. Class H	110,860	264,108
Anhui Expressway Co. Ltd. Class H	32,000	38,323
Anhui Guangxin Agrochemical Co. Ltd. Class A	38,900	64,630
Anhui Gujing Distillery Co. Ltd. Class B	9,700	144,343
Anhui Honglu Steel Construction Group Co. Ltd. Class A	7,060	16,410
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	73,680	45,212
Anhui Jinhe Industrial Co. Ltd. Class A	11,700	31,875
Anhui Transport Consulting & Design Institute Co. Ltd. Class A (a)	34,680	43,654
Security Description	Shares	Value
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	40,100	$36,196
ANTA Sports Products Ltd.	72,725	698,616
Antong Holdings Co. Ltd. Class A (a)	247,900	79,115
Aotecar New Energy Technology Co. Ltd. Class A (a)	176,100	55,477
Apeloa Pharmaceutical Co. Ltd. Class A	23,900	44,423
Ascentage Pharma Group International (a) (b) (c)	6,000	19,635
Autohome, Inc. ADR	3,549	97,420
Avary Holding Shenzhen Co. Ltd. Class A	8,400	45,746
AviChina Industry & Technology Co. Ltd. Class H	282,000	126,780
Avicopter PLC Class A	7,100	39,979
Bafang Electric Suzhou Co. Ltd. Class A (a)	2,520	9,313
BAIC Motor Corp. Ltd. Class H (b)	127,000	32,533
Baidu, Inc. Class A (a)	119,690	1,306,910
Bank of China Ltd. Class H	4,138,466	2,040,768
Bank of Communications Co. Ltd. Class H	1,257,975	987,702
Bank of Jiangsu Co. Ltd. Class A	88,750	90,320
Bank of Nanjing Co. Ltd. Class A	59,900	85,245
Bank of Ningbo Co. Ltd. Class A	34,460	104,123
Bank of Shanghai Co. Ltd. Class A	51,800	51,510
Baoshan Iron & Steel Co. Ltd. Class A	86,900	79,153
Baozun, Inc. Class A (a)	4,479	3,454
BBMG Corp. Class H (c)	137,000	9,827
Beibuwan Port Co. Ltd. Class A	33,900	34,546
BeiGene Ltd. (a)	39,475	435,836
Beijing BDStar Navigation Co. Ltd. Class A	31,100	103,001
Beijing Capital International Airport Co. Ltd. Class H (a)	58,000	19,166
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (c)	3,250	3,584
Beijing Easpring Material Technology Co. Ltd. Class A	23,400	109,967
Beijing Enterprises Holdings Ltd.	49,500	166,112
Beijing Enterprises Water Group Ltd. (c)	304,000	93,450
Beijing Jetsen Technology Co. Ltd. Class A (a)	164,300	83,491
Beijing Leike Defense Technology Co. Ltd. Class A (a)	273,500	134,112
Beijing Shiji Information Technology Co. Ltd. Class A	21,759	17,077

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Beijing SL Pharmaceutical Co. Ltd. Class A (a)	21,400	$21,603
BGI Genomics Co. Ltd. Class A (a)	400	1,918
Biem.L.Fdlkk Garment Co. Ltd. Class A (a)	15,160	50,188
Bilibili, Inc. Class Z (a) (c)	12,804	208,114
Bit Digital, Inc. (a)	6,220	19,780
Blue Sail Medical Co. Ltd. Class A (a)	21,100	12,485
BOE Technology Group Co. Ltd. Class A	108,000	60,503
BOE Technology Group Co. Ltd. Class B	120,600	39,390
Bosideng International Holdings Ltd.	128,000	79,842
B-Soft Co. Ltd. Class A	112,910	53,510
BTG Hotels Group Co. Ltd. Class A	15,600	26,389
BYD Co. Ltd. Class H (c)	60,827	1,807,499
BYD Electronic International Co. Ltd.	51,000	254,758
Canaan, Inc. ADR (a) (c)	5,163	5,162
CanSino Biologics, Inc. Class H (a) (b) (c)	4,000	10,011
CECEP Solar Energy Co. Ltd. Class A (a)	74,900	48,320
CECEP Wind-Power Corp. Class A	396,000	162,178
CETC Cyberspace Security Technology Co. Ltd. Class A	9,300	18,127
CETC Digital Technology Co. Ltd. Class A	15,300	37,931
CETC Potevio Science&Technology Co. Ltd. Class A	21,396	54,773
CGN New Energy Holdings Co. Ltd. (c)	82,000	26,782
CGN Nuclear Technology Development Co. Ltd. Class A (a)	36,700	32,373
CGN Power Co. Ltd. Class H (b)	801,000	352,927
Changchun Faway Automobile Components Co. Ltd. Class A	29,990	30,603
Changchun High-Tech Industry Group Co. Ltd. Class A, NVDR	600	7,542
Changjiang Securities Co. Ltd. Class A	42,400	28,050
Chengdu Hongqi Chain Co. Ltd. Class A	63,197	40,078
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	9,500	28,171
Chengtun Mining Group Co. Ltd. Class A	52,200	26,240
Chengxin Lithium Group Co. Ltd. Class A	8,000	14,705
Security Description	Shares	Value
China Baoan Group Co. Ltd. Class A	51,400	$60,546
China Cinda Asset Management Co. Ltd. Class H (c)	706,600	58,828
China CITIC Bank Corp. Ltd. Class H (a)	512,341	328,769
China Coal Energy Co. Ltd. Class H (a)	78,000	91,114
China Communications Services Corp. Ltd. Class H	78,000	42,060
China Conch Environment Protection Holdings Ltd. (a) (c)	93,583	10,428
China Conch Venture Holdings Ltd. (a)	93,583	87,261
China Construction Bank Corp. Class H	5,002,647	3,697,168
China Dongxiang Group Co. Ltd.	268,000	10,813
China Eastern Airlines Corp. Ltd. Class H (a) (c)	114,000	28,619
China Education Group Holdings Ltd.	31,181	18,012
China Everbright Bank Co. Ltd. Class A	176,430	76,605
China Everbright Environment Group Ltd.	258,000	129,539
China Everbright Ltd.	70,000	35,415
China Feihe Ltd. (b)	104,000	48,088
China Galaxy Securities Co. Ltd. Class A	24,300	36,146
China Galaxy Securities Co. Ltd. Class H	222,100	116,350
China Gas Holdings Ltd.	165,000	147,937
China Great Wall Securities Co. Ltd. Class A	17,200	15,784
China International Capital Corp. Ltd. Class H (b)	54,000	60,105
China International Marine Containers Group Co. Ltd. Class H	94,500	85,211
China Jinmao Holdings Group Ltd. (c)	325,552	25,853
China Kings Resources Group Co. Ltd. Class A (a)	27,611	105,628
China Lesso Group Holdings Ltd.	89,000	35,566
China Life Insurance Co. Ltd. Class H	518,261	732,843
China Lilang Ltd.	45,000	26,629
China Literature Ltd. (a) (b) (c)	6,200	19,972
China Longyuan Power Group Corp. Ltd. Class H (c)	304,637	273,913
China Medical System Holdings Ltd.	101,000	85,639
China Meheco Group Co. Ltd. Class A	28,880	40,032

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
China Meidong Auto Holdings Ltd. (c)	14,000	$3,766
China Mengniu Dairy Co. Ltd.	218,041	390,985
China Merchants Bank Co. Ltd. Class A	100,845	472,259
China Merchants Bank Co. Ltd. Class H	162,946	739,867
China Merchants Port Holdings Co. Ltd.	180,831	269,136
China Merchants Securities Co. Ltd. Class A	30,766	58,617
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (a)	31,500	37,925
China Minsheng Banking Corp. Ltd. Class H (c)	323,220	111,778
China National Accord Medicines Corp. Ltd. Class B	40,690	76,091
China National Building Material Co. Ltd. Class H (c)	260,000	93,245
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	15,400	36,281
China Oilfield Services Ltd. Class H	82,557	79,306
China Overseas Land & Investment Ltd.	231,669	401,772
China Overseas Property Holdings Ltd.	152,361	91,330
China Pacific Insurance Group Co. Ltd. Class A (a)	14,500	55,332
China Pacific Insurance Group Co. Ltd. Class H	181,397	442,840
China Petroleum & Chemical Corp. Class H	1,163,421	754,017
China Power International Development Ltd.	446,000	231,357
China Railway Group Ltd. Class H	394,000	217,504
China Rare Earth Resources & Technology Co. Ltd. Class A	14,800	51,389
China Resources Beer Holdings Co. Ltd.	115,590	388,636
China Resources Building Materials Technology Holdings Ltd.	34,000	6,010
China Resources Gas Group Ltd.	55,100	193,020
China Resources Land Ltd.	179,232	609,500
China Resources Medical Holdings Co. Ltd. (c)	39,000	17,633
China Resources Power Holdings Co. Ltd.	191,695	588,044
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	11,830	68,995
China Shenhua Energy Co. Ltd. Class H	256,523	1,181,187
Security Description	Shares	Value
China South City Holdings Ltd.	208,000	$4,929
China Southern Airlines Co. Ltd. Class H (a) (c)	160,000	59,841
China State Construction Engineering Corp. Ltd. Class A	123,400	89,750
China Taiping Insurance Holdings Co. Ltd.	77,541	79,255
China Testing & Certification International Group Co. Ltd. Class A	47,156	37,720
China Tourism Group Duty Free Corp. Ltd. Class A	9,200	78,745
China Tower Corp. Ltd. Class H (b)	2,386,000	308,664
China TransInfo Technology Co. Ltd. Class A	21,500	26,710
China Travel International Investment Hong Kong Ltd.	150,000	22,287
China Vanke Co. Ltd. Class A	41,700	39,582
China Vanke Co. Ltd. Class H (c)	88,600	52,769
China Yangtze Power Co. Ltd. Class A	103,700	410,775
China Yongda Automobiles Services Holdings Ltd. (c)	58,500	12,888
China Zhenhua Group Science & Technology Co. Ltd. Class A	13,200	75,087
Chinasoft International Ltd. (c)	122,000	64,224
Chlitina Holding Ltd.	19,573	96,835
Chongqing Brewery Co. Ltd. Class A	6,800	56,536
Chongqing Changan Automobile Co. Ltd. Class A	25,754	47,375
Chongqing Changan Automobile Co. Ltd. Class B	121,556	57,139
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	36,794	63,853
Chongqing Gas Group Corp. Ltd. Class A	139,000	103,191
Chongqing Rural Commercial Bank Co. Ltd. Class H	126,000	61,811
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	11,600	44,536
Chongqing Zongshen Power Machinery Co. Ltd. Class A	44,200	64,416
Chow Tai Seng Jewellery Co. Ltd. Class A	19,632	35,118
CITIC Ltd.	372,000	338,294
CITIC Resources Holdings Ltd.	2,000	115
CITIC Securities Co. Ltd. Class A	35,775	89,329
CITIC Securities Co. Ltd. Class H	158,350	233,243
CITIC Telecom International Holdings Ltd.	125,000	41,947
CMOC Group Ltd. Class H	264,000	241,432

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
CMST Development Co. Ltd. Class A	75,100	$49,478
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	83,335	37,439
Consun Pharmaceutical Group Ltd.	104,400	74,348
Contemporary Amperex Technology Co. Ltd. Class A	18,881	465,582
COSCO SHIPPING Development Co. Ltd. Class H	767,339	111,060
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (c)	157,215	204,186
COSCO SHIPPING Holdings Co. Ltd. Class A	134,900	286,213
COSCO SHIPPING Holdings Co. Ltd. Class H	95,450	167,001
COSCO SHIPPING Ports Ltd. (c)	37,729	26,047
Country Garden Holdings Co. Ltd. (a) (c)	528,825	32,851
Country Garden Services Holdings Co. Ltd. (c)	51,865	32,020
CQ Pharmaceutical Holding Co. Ltd. Class A	55,200	36,821
CSC Financial Co. Ltd. Class A	12,300	32,414
CSG Holding Co. Ltd. Class B	124,950	41,290
CSPC Pharmaceutical Group Ltd.	522,320	416,122
CStone Pharmaceuticals (a) (b)	38,000	5,549
CTS International Logistics Corp. Ltd. Class A	47,380	37,445
Daan Gene Co. Ltd. Class A	41,060	28,120
Dada Nexus Ltd. ADR (a) (c)	712	897
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	75,400	44,099
Daqo New Energy Corp. ADR (a) (c)	2,795	40,807
Datang International Power Generation Co. Ltd. Class H	202,000	43,208
Dazhong Transportation Group Co. Ltd. Class B	67,250	9,886
Deppon Logistics Co. Ltd. Class A (a)	21,300	38,219
DHC Software Co. Ltd. Class A	62,900	38,942
Digital China Group Co. Ltd. Class A	21,600	67,721
Digital China Information Service Group Co. Ltd. Class A	26,900	34,340
Do-Fluoride New Materials Co. Ltd. Class A	9,620	16,115
Dongfang Electric Corp. Ltd. Class H (c)	6,000	9,560
Dongfeng Motor Group Co. Ltd. Class H (a) (c)	280,468	80,109
Dongyue Group Ltd. (c)	77,000	83,732
Security Description	Shares	Value
Double Medical Technology, Inc. Class A	9,300	$32,903
East Buy Holding Ltd. (a) (b) (c)	25,000	40,410
East Group Co. Ltd. Class A	226,000	124,131
East Money Information Co. Ltd. Class A	11,500	16,634
Ecovacs Robotics Co. Ltd. Class A	9,300	60,099
Eve Energy Co. Ltd. Class A	20,200	110,451
Everbright Securities Co. Ltd. Class A	22,400	44,856
Fanhua, Inc. ADR (a)	6,013	11,966
Far East Horizon Ltd. (c)	176,000	114,517
FAW Jiefang Group Co. Ltd. Class A	30,300	32,496
FIH Mobile Ltd. (a) (c)	126,000	14,202
First Tractor Co. Ltd. Class H	40,000	37,862
Flat Glass Group Co. Ltd. Class A	20,900	57,540
Flat Glass Group Co. Ltd. Class H (c)	19,000	27,986
Focus Media Information Technology Co. Ltd. Class A	69,500	57,688
Foran Energy Group Co. Ltd. Class A	37,728	47,232
Foshan Haitian Flavouring & Food Co. Ltd. Class A	21,801	102,931
Foxconn Industrial Internet Co. Ltd. Class A	87,500	328,386
Fufeng Group Ltd. (c)	69,000	46,929
Fujian Star-net Communication Co. Ltd. Class A	48,600	87,936
Fujian Sunner Development Co. Ltd. Class A	11,300	21,112
Full Truck Alliance Co. Ltd. ADR	25,196	202,576
Fuyao Glass Industry Group Co. Ltd. Class A	21,000	137,778
Ganfeng Lithium Group Co. Ltd. Class A	11,380	44,657
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	15,400	30,021
Gaotu Techedu, Inc. ADR (a) (c)	6,090	29,841
GCL System Integration Technology Co. Ltd. Class A (a)	58,800	15,624
GCL Technology Holdings Ltd. (a) (c)	199,000	29,567
GDS Holdings Ltd. Class A (a) (c)	31,420	37,548
Geely Automobile Holdings Ltd.	336,709	379,085
Genimous Technology Co. Ltd. Class A (a)	33,700	28,019
Genscript Biotech Corp. (a) (c)	64,000	68,202
Getein Biotech, Inc. Class A	25,128	26,708
GF Securities Co. Ltd. Class H	67,600	56,020
Giant Network Group Co. Ltd. Class A	17,300	22,369

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
GigaDevice Semiconductor, Inc. Class A (a)	4,128	$54,065
Ginlong Technologies Co. Ltd. Class A	2,800	15,970
GoerTek, Inc. Class A	21,200	56,653
Goke Microelectronics Co. Ltd. Class A	7,200	52,110
Golden Solar New Energy Technology Holdings Ltd. (a) (c)	52,000	24,443
Goldenmax International Group Ltd. Class A	137,000	119,157
Goldwind Science & Technology Co. Ltd. Class A	26,900	24,760
Goldwind Science & Technology Co. Ltd. Class H (c)	18,459	7,518
GoodWe Technologies Co. Ltd. Class A	3,487	26,804
Gotion High-tech Co. Ltd. Class A	37,900	99,411
Grandblue Environment Co. Ltd. Class A	37,428	107,144
Great Wall Motor Co. Ltd. Class H (c)	218,992	337,713
Gree Real Estate Co. Ltd. Class A (a)	53,000	30,853
Greentown China Holdings Ltd.	66,500	52,298
Grinm Advanced Materials Co. Ltd. Class A	23,000	28,038
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	99,600	83,627
Guangdong Haid Group Co. Ltd. Class A	8,200	52,845
Guangdong Hongda Holdings Group Co. Ltd. Class A	15,900	43,840
Guangdong Investment Ltd.	208,000	121,751
Guangdong Kinlong Hardware Products Co. Ltd. Class A	1,400	4,961
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	27,600	53,190
Guangshen Railway Co. Ltd. Class H	36,500	9,911
Guangzhou Automobile Group Co. Ltd. Class H	218,844	77,364
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	46,000	121,667
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	5,500	13,816
Guangzhou Haige Communications Group, Inc. Co. Class A	123,500	175,248
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	7,192	26,785
Security Description	Shares	Value
Guangzhou R&F Properties Co. Ltd. Class H (a) (c)	135,376	$15,259
Guangzhou Restaurant Group Co. Ltd. Class A	12,400	27,124
Guangzhou Tinci Materials Technology Co. Ltd. Class A	9,120	21,935
Guizhou Panjiang Refined Coal Co. Ltd. Class A	77,184	63,537
Guocheng Mining Co. Ltd. Class A	31,900	41,596
Guolian Securities Co. Ltd. Class A (a)	1,500	1,981
Guosen Securities Co. Ltd. Class A	29,400	34,994
Guosheng Financial Holding, Inc. Class A (a)	1,900	2,204
Guotai Junan Securities Co. Ltd. Class A	27,000	50,111
H World Group Ltd.	104,020	346,405
Haidilao International Holding Ltd. (b)	41,000	73,730
Haier Smart Home Co. Ltd. Class A	23,400	90,961
Haier Smart Home Co. Ltd. Class H	126,898	424,218
Hainan Strait Shipping Co. Ltd. Class A	185,775	131,300
Haisco Pharmaceutical Group Co. Ltd. Class A	14,400	60,552
Haitian International Holdings Ltd.	41,000	116,582
Haitong Securities Co. Ltd. Class A	21,500	25,208
Haitong Securities Co. Ltd. Class H	209,600	97,452
Hang Zhou Great Star Industrial Co. Ltd. Class A	33,500	113,336
Hangcha Group Co. Ltd. Class A	41,104	110,574
Hangjin Technology Co. Ltd. Class A	3,900	11,795
Hangzhou Chang Chuan Technology Co. Ltd. Class A	9,300	34,610
Hangzhou Oxygen Plant Group Co. Ltd. Class A	17,200	52,419
Hangzhou Robam Appliances Co. Ltd. Class A	11,100	33,600
Hangzhou Silan Microelectronics Co. Ltd. Class A (a)	15,300	36,695
Hangzhou Tigermed Consulting Co. Ltd. Class A	9,400	62,574
Han's Laser Technology Industry Group Co. Ltd. Class A	8,400	23,931
Hansoh Pharmaceutical Group Co. Ltd. (b)	40,000	83,613
Harbin Boshi Automation Co. Ltd. Class A	26,689	44,854

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Health & Happiness H&H International Holdings Ltd.	16,000	$18,321
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	3,200	7,968
Hefei Meiya Optoelectronic Technology, Inc. Class A	11,550	26,103
Hello Group, Inc. ADR	9,608	58,801
Henan Lingrui Pharmaceutical Co. Class A	29,300	97,160
Henan Shuanghui Investment & Development Co. Ltd. Class A	15,500	50,465
Henan Yicheng New Energy Co. Ltd. Class A (a)	164,000	64,694
Henan Yuguang Gold & Lead Co. Ltd. Class A (a)	26,600	23,464
Hengan International Group Co. Ltd.	51,500	156,992
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	33,900	57,902
Hengli Petrochemical Co. Ltd. Class A	22,300	42,609
Hexing Electrical Co. Ltd. Class A	15,200	97,498
Hiconics Eco-energy Technology Co. Ltd. Class A (a)	350,500	222,278
Hisense Home Appliances Group Co. Ltd. Class A	30,500	134,686
Horizon Construction Development Ltd. (a) (c)	32,592	6,262
Hoyuan Green Energy Co. Ltd. Class A	17,635	41,280
Hua Hong Semiconductor Ltd. (b)	31,000	87,552
Huabao Flavours & Fragrances Co. Ltd. Class A	1,700	3,549
Huadian Power International Corp. Ltd. Class H (c)	128,000	77,547
Huadong Medicine Co. Ltd. Class A	12,900	49,138
Huafon Chemical Co. Ltd. Class A (a)	51,400	50,479
Hualan Biological Engineering, Inc. Class A	16,444	35,564
Huaneng Power International, Inc. Class H (a)	398,472	295,508
Huangshan Tourism Development Co. Ltd. Class B	47,000	33,182
Huatai Securities Co. Ltd. Class A	42,900	72,804
Huatai Securities Co. Ltd. Class H (b)	44,600	49,299
Huayu Automotive Systems Co. Ltd. Class A	15,400	34,551
Hubei Biocause Pharmaceutical Co. Ltd. Class A (a)	45,400	10,882
Hubei Dinglong Co. Ltd. Class A (a)	5,000	15,532
Security Description	Shares	Value
Huizhou Desay Sv Automotive Co. Ltd. Class A	9,300	$110,937
Hunan Aihua Group Co. Ltd. Class A	12,400	23,880
Hundsun Technologies, Inc. Class A	15,518	37,536
HUYA, Inc. ADR	3,516	13,888
Hytera Communications Corp. Ltd. Class A (a)	161,500	90,031
HyUnion Holding Co. Ltd. Class A (a)	18,100	12,817
Iflytek Co. Ltd. Class A	10,200	60,005
IKD Co. Ltd. Class A (a)	22,000	44,567
I-Mab ADR (a) (c)	1,035	1,728
Industrial & Commercial Bank of China Ltd. Class H	4,072,028	2,420,039
Industrial Bank Co. Ltd. Class A (a)	85,400	206,106
INESA Intelligent Tech, Inc. Class B	338,500	159,772
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	40,100	115,892
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	119,900	60,600
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	18,000	63,708
Inner Mongolia Yitai Coal Co. Ltd. Class B	136,681	245,479
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	38,900	36,817
InnoCare Pharma Ltd. (a) (b) (c)	31,000	19,138
Innovent Biologics, Inc. (a) (b)	51,500	242,744
Intco Medical Technology Co. Ltd. Class A	4,980	18,287
iQIYI, Inc. ADR (a)	15,063	55,281
JA Solar Technology Co. Ltd. Class A	18,484	28,356
Jason Furniture Hangzhou Co. Ltd. Class A	9,210	40,734
JD Health International, Inc. (a) (b)	47,000	127,924
JD.com, Inc. Class A	124,347	1,645,240
Jiajiayue Group Co. Ltd. Class A	16,200	17,995
Jiangsu Eastern Shenghong Co. Ltd. Class A	15,900	17,357
Jiangsu Expressway Co. Ltd. Class H (a)	224,299	239,313
Jiangsu Guotai International Group Co. Ltd. Class A	89,300	83,296
Jiangsu Hengli Hydraulic Co. Ltd. Class A	9,182	58,582
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A (a)	30,956	163,072
Jiangsu Hoperun Software Co. Ltd. Class A (a)	15,300	43,317

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Jiangsu King's Luck Brewery JSC Ltd. Class A	9,300	$58,851
Jiangsu Shagang Co. Ltd. Class A	76,900	39,709
Jiangsu Yanghe Distillery Co. Ltd. Class A	6,300	69,672
Jiangsu Yangnong Chemical Co. Ltd. Class A	9,180	70,980
Jiangsu Yoke Technology Co. Ltd. Class A	22,300	192,155
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	14,497	74,661
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a)	42,100	3,229
Jiangxi Copper Co. Ltd. Class H	166,578	332,414
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	18,200	68,604
JinkoSolar Holding Co. Ltd. ADR (c)	1,308	27,102
Jinneng Science&Technology Co. Ltd. Class A	129,400	96,950
JiuGui Liquor Co. Ltd. Class A	400	2,404
Jizhong Energy Resources Co. Ltd. Class A	113,800	104,434
JL Mag Rare-Earth Co. Ltd. Class A	4,920	8,734
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	27,600	42,227
Joinn Laboratories China Co. Ltd. Class A	24,032	43,680
Jointown Pharmaceutical Group Co. Ltd. Class A	55,031	36,784
Joy City Property Ltd.	60,000	1,629
Joyoung Co. Ltd. Class A	19,700	28,278
JOYY, Inc. ADR	2,550	76,729
Juewei Food Co. Ltd. Class A	7,800	16,453
JW Cayman Therapeutics Co. Ltd. (a) (b) (c)	17,500	4,393
Kama Co. Ltd. Class B (a)	171,649	5,150
Kandi Technologies Group, Inc. (a) (c)	3,580	7,840
Kanzhun Ltd. ADR	11,708	220,227
KE Holdings, Inc. ADR	29,045	410,987
Keshun Waterproof Technologies Co. Ltd. Class A (a)	6,020	3,546
Kingboard Holdings Ltd.	66,200	155,846
KingClean Electric Co. Ltd. Class A	15,840	46,864
Kingdee International Software Group Co. Ltd. (a)	148,000	138,761
Kingsoft Cloud Holdings Ltd. (a) (c)	6,390	1,121
Kingsoft Corp. Ltd.	64,200	185,428
Kintor Pharmaceutical Ltd. (a) (b)	17,500	2,331
Kuaishou Technology (a) (b)	88,694	524,275
Security Description	Shares	Value
Kuang-Chi Technologies Co. Ltd. Class A (a)	28,100	$66,778
Kunlun Energy Co. Ltd.	272,000	282,194
Kweichow Moutai Co. Ltd. Class A	5,471	1,099,610
KWG Group Holdings Ltd. (a) (c)	67,951	2,829
KWG Living Group Holdings Ltd. (a) (c)	43,416	2,113
LB Group Co. Ltd. Class A	3,800	9,665
Lee & Man Paper Manufacturing Ltd.	137,000	40,535
Lenovo Group Ltd.	453,703	640,393
Lens Technology Co. Ltd. Class A	7,700	19,248
LexinFintech Holdings Ltd. ADR	4,700	7,755
Li Auto, Inc. Class A (a)	58,028	522,500
Li Ning Co. Ltd.	142,257	307,931
Lier Chemical Co. Ltd. Class A (a)	72,160	79,268
Lifetech Scientific Corp. (a) (c)	154,000	27,418
Lingyi iTech Guangdong Co. Class A	35,800	34,913
Livzon Pharmaceutical Group, Inc. Class H	25,797	84,917
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	4,800	12,222
Longfor Group Holdings Ltd. (b) (c)	86,476	118,736
LONGi Green Energy Technology Co. Ltd. Class A (a)	45,612	87,590
Lu Thai Textile Co. Ltd. Class B	46,100	25,803
Luenmei Quantum Co. Ltd. Class A	124,300	88,702
Lufax Holding Ltd. ADR (c)	2,119	5,022
Lushang Freda Pharmaceutical Co. Ltd. Class A (a)	300	291
Luxshare Precision Industry Co. Ltd. Class A (a)	39,508	212,723
Luye Pharma Group Ltd. (a) (b) (c)	127,000	43,920
Luzhou Laojiao Co. Ltd. Class A	7,600	149,369
Maanshan Iron & Steel Co. Ltd. Class A	164,500	45,514
Mango Excellent Media Co. Ltd. Class A	1,400	4,008
Maxscend Microelectronics Co. Ltd. Class A	2,592	27,600
Mayinglong Pharmaceutical Group Co. Ltd. Class A	15,200	55,526
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	38,200	19,778
Meituan Class B (a) (b)	220,917	3,143,669
Metallurgical Corp. of China Ltd. Class H	272,000	55,742
Microport Scientific Corp. (a) (c)	46,163	31,160

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	7,300	$53,514
Ming Yuan Cloud Group Holdings Ltd.	31,000	8,060
MINISO Group Holding Ltd. ADR (c)	4,600	87,722
Minth Group Ltd. (a)	58,000	90,186
MLS Co. Ltd. Class A	24,400	26,937
Montnets Cloud Technology Group Co. Ltd. Class A	15,900	15,310
Muyuan Foods Co. Ltd. Class A	25,714	153,562
NanJi E-Commerce Co. Ltd. Class A	31,100	11,075
Nanjing Hanrui Cobalt Co. Ltd. Class A	1,000	3,623
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	16,347	26,600
NARI Technology Co. Ltd. Class A	39,836	136,191
NAURA Technology Group Co. Ltd. Class A	700	30,671
NavInfo Co. Ltd. Class A (a)	22,100	18,828
NetDragon Websoft Holdings Ltd.	39,000	58,944
NetEase, Inc.	94,970	1,813,667
New China Life Insurance Co. Ltd. Class A	8,300	34,140
New China Life Insurance Co. Ltd. Class H	50,200	95,804
New Hope Liuhe Co. Ltd. Class A (a)	25,100	31,423
New Oriental Education & Technology Group, Inc. (a)	86,910	664,565
Newborn Town, Inc. (a)	86,000	49,348
Newland Digital Technology Co. Ltd. Class A	16,199	30,863
Ningbo Huaxiang Electronic Co. Ltd. Class A	18,300	32,435
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,400	16,045
Ningbo Sanxing Medical Electric Co. Ltd. Class A	31,100	149,092
Ningbo Tuopu Group Co. Ltd. Class A	19,900	146,125
Ningbo Xusheng Group Co. Ltd. Class A	16,508	23,877
NIO, Inc. ADR (a)	69,330	288,413
Niu Technologies ADR (a) (c)	2,429	4,226
Noah Holdings Ltd. ADR (a)	1,805	17,418
Nongfu Spring Co. Ltd. Class H (b) (c)	40,000	189,820
Offcn Education Technology Co. Ltd. Class A (a)	22,500	4,715
Offshore Oil Engineering Co. Ltd. Class A	24,300	19,671
Security Description	Shares	Value
Oppein Home Group, Inc. Class A	9,180	$67,346
Orient Securities Co. Ltd. Class A	35,256	36,701
PCI Technology Group Co. Ltd. Class A	41,690	21,185
PDD Holdings, Inc. ADR (a)	33,950	4,513,652
People's Insurance Co. Group of China Ltd. Class A	21,200	14,954
People's Insurance Co. Group of China Ltd. Class H (a)	349,000	119,799
Perfect World Co. Ltd. Class A	15,000	15,615
PetroChina Co. Ltd. Class A	266,100	376,141
PetroChina Co. Ltd. Class H	669,208	677,145
Pharmaron Beijing Co. Ltd. Class A	12,100	30,793
PhiChem Corp. Class A (a)	9,300	15,668
PICC Property & Casualty Co. Ltd. Class H (a)	538,433	668,955
Ping An Bank Co. Ltd. Class A	97,000	134,854
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	22,600	33,115
Ping An Insurance Group Co. of China Ltd. Class A	29,800	168,820
Ping An Insurance Group Co. of China Ltd. Class H	320,182	1,451,756
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	81,300	124,720
Poly Developments & Holdings Group Co. Ltd. Class A (a)	41,700	50,034
Poly Property Group Co. Ltd. (a) (c)	186,155	35,288
Pop Mart International Group Ltd. (b)	16,400	80,347
Postal Savings Bank of China Co. Ltd. Class H (b) (c)	275,000	161,321
Pylon Technologies Co. Ltd. Class A	2,282	12,412
Qianhe Condiment & Food Co. Ltd. Class A	24,248	44,173
Qifu Technology, Inc. ADR	2,922	57,651
Qingdao East Steel Tower Stock Co. Ltd. Class A (a)	131,900	123,032
Qudian, Inc. ADR (a)	8,669	17,165
Rainbow Digital Commercial Co. Ltd. Class A	25,100	14,371
Red Avenue New Materials Group Co. Ltd. Class A	2,100	8,500
RLX Technology, Inc. ADR (c)	40,271	74,099
Roshow Technology Co. Ltd. Class A (a)	151,300	99,473
SAIC Motor Corp. Ltd. Class A	27,500	52,206
Sailun Group Co. Ltd. Class A	56,100	107,577
Sany Heavy Industry Co. Ltd. Class A	33,700	76,162
Satellite Chemical Co. Ltd. Class A	45,891	113,017
Seazen Group Ltd. (a) (c)	46,952	8,179

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Seazen Holdings Co. Ltd. Class A (a)	12,400	$15,065
SF Holding Co. Ltd. Class A	10,900	53,284
Shaanxi Coal Industry Co. Ltd. Class A	48,700	171,898
Shandong Chenming Paper Holdings Ltd. Class H (a) (c)	37,850	8,339
Shandong Dawn Polymer Co. Ltd. Class A	5,700	7,073
Shandong Denghai Seeds Co. Ltd. Class A	33,700	37,296
Shandong Gold Mining Co. Ltd. Class A	27,460	102,982
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A (a)	13,900	72,671
Shandong Hi-Speed New Energy Group Ltd. (a)	9,007	1,777
Shandong Linglong Tyre Co. Ltd. Class A	13,000	32,710
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	140,800	67,087
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	24,300	48,195
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	20,860	24,743
Shanghai AtHub Co. Ltd. Class A	32,354	56,325
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	23,536	54,255
Shanghai Baosight Software Co. Ltd. Class A	15,757	68,913
Shanghai Baosight Software Co. Ltd. Class B	77,314	125,171
Shanghai Belling Co. Ltd. Class A	56,300	128,627
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	96,800	48,594
Shanghai Daimay Automotive Interior Co. Ltd. Class A	42,820	58,299
Shanghai Electric Group Co. Ltd. Class H (a)	282,418	55,345
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	33,051	38,661
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	9,300	28,202
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (c)	20,500	34,712
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	30,000	46,725
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H (a)	115,000	26,366
Security Description	Shares	Value
Shanghai Haixin Group Co. Class B	161,513	$31,495
Shanghai Haohai Biological Technology Co. Ltd. Class H (b) (c)	10,500	42,767
Shanghai Henlius Biotech, Inc. Class H (a) (b)	1,400	4,097
Shanghai Industrial Holdings Ltd.	31,000	46,297
Shanghai International Airport Co. Ltd. Class A (a)	10,800	47,707
Shanghai International Port Group Co. Ltd. Class A	86,000	68,085
Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	98,696	36,024
Shanghai Jinjiang International Travel Co. Ltd. Class B	43,974	36,718
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	22,300	31,186
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	7,148	28,442
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	135,264	53,159
Shanghai M&G Stationery, Inc. Class A	7,696	32,973
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	42,184	35,941
Shanghai Medicilon, Inc. Class A (a)	3,345	11,935
Shanghai New Power Automotive Technology Co. Ltd. Class B (a)	159,700	23,157
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	16,100	42,142
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	43,900	66,013
Shanghai Pudong Development Bank Co. Ltd. Class A	63,600	71,694
Shanghai Putailai New Energy Technology Co. Ltd. Class A	24,861	48,116
Shanghai RAAS Blood Products Co. Ltd. Class A	104,400	111,824
Shanghai Runda Medical Technology Co. Ltd. Class A	25,700	53,295
Shanghai Wanye Enterprises Co. Ltd. Class A	24,800	39,913
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	16,600	42,018
Shanghai Zhenhua Heavy Industries Co. Ltd. Class B (a)	123,700	24,245
Shanxi Blue Flame Holding Co. Ltd. Class A	35,400	30,838
Shanxi Coking Coal Energy Group Co. Ltd. Class A (a)	54,870	77,485

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	31,000	$76,981
Shanxi Meijin Energy Co. Ltd. Class A (a)	33,900	22,102
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (a)	9,000	259,959
Shengda Resources Co. Ltd. Class A (a)	18,100	29,329
Shengyi Technology Co. Ltd. Class A	17,500	50,480
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	3,108	69,815
Shenzhen Agricultural Products Group Co. Ltd. Class A	62,000	41,272
Shenzhen Aisidi Co. Ltd. Class A	44,500	53,942
Shenzhen Capchem Technology Co. Ltd. Class A	3,180	12,440
Shenzhen Das Intellitech Co. Ltd. Class A	101,483	32,387
Shenzhen Expressway Corp. Ltd. Class H	29,000	27,041
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	33,400	47,212
Shenzhen Gas Corp. Ltd. Class A	40,200	36,781
Shenzhen Gongjin Electronics Co. Ltd. Class A	88,200	80,941
Shenzhen H&T Intelligent Control Co. Ltd. Class A	70,200	102,980
Shenzhen Huaqiang Industry Co. Ltd. Class A	19,500	23,771
Shenzhen Investment Ltd.	200,197	23,847
Shenzhen Kangtai Biological Products Co. Ltd. Class A	4,920	10,519
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (a)	12,700	17,273
Shenzhen Kinwong Electronic Co. Ltd. Class A	10,620	46,257
Shenzhen Megmeet Electrical Co. Ltd. Class A (a)	35,800	126,707
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	3,200	127,507
Shenzhen MTC Co. Ltd. Class A	105,800	69,704
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	80,893	23,489
Shenzhen SC New Energy Technology Corp. Class A	600	4,439
Shenzhen Senior Technology Material Co. Ltd. Class A	10,740	12,063
Shenzhen Sunlord Electronics Co. Ltd. Class A	11,600	43,630
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	77,200	99,185
Shenzhen World Union Group, Inc. Class A (a)	14,400	3,136
Security Description	Shares	Value
Shenzhen Ysstech Info-tech Co. Ltd. Class A (a)	111,100	$77,304
Shenzhou International Group Holdings Ltd.	33,787	330,842
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	46,800	41,089
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	10,800	44,867
Sichuan New Energy Power Co. Ltd. Class A (a)	13,100	19,325
Sichuan Yahua Industrial Group Co. Ltd. Class A	3,400	4,154
Sinofibers Technology Co. Ltd. Class A	19,300	56,836
Sinoma Science & Technology Co. Ltd. Class A	20,200	35,692
Sino-Ocean Group Holding Ltd. (a) (c)	536,711	23,029
Sinopec Oilfield Service Corp. Class A (a)	123,100	29,338
Sinopec Oilfield Service Corp. Class H (a)	6,000	392
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	396,878	55,917
Sinopharm Group Co. Ltd. Class H	79,200	210,493
Sinotrans Ltd. Class H	153,000	74,468
Sinotruk Hong Kong Ltd.	20,000	52,002
SITC International Holdings Co. Ltd.	124,000	336,706
Skshu Paint Co. Ltd. Class A	17,046	84,683
Skyworth Digital Co. Ltd. Class A	28,000	32,906
Smoore International Holdings Ltd. (b) (c)	86,000	104,314
Sohu.com Ltd. ADR (a)	2,896	40,312
SooChow Securities Co. Ltd. Class A	41,490	33,529
State Grid Information & Communication Co. Ltd. Class A	6,100	14,095
STO Express Co. Ltd. Class A	17,194	19,783
Sun Art Retail Group Ltd. (c)	147,000	28,054
Sunac Services Holdings Ltd. (b)	8,751	2,029
Sungrow Power Supply Co. Ltd. Class A	14,280	121,327
Suning Universal Co. Ltd. Class A	76,200	17,534
Sunny Optical Technology Group Co. Ltd.	45,229	279,517
Sunresin New Materials Co. Ltd. Class A (a)	2,975	17,017
Sunward Intelligent Equipment Co. Ltd. Class A (a)	61,400	50,712
Sunwoda Electronic Co. Ltd. Class A	16,100	33,453

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	13,400	$37,993
Suzhou Maxwell Technologies Co. Ltd. Class A	6,382	104,443
Taiji Computer Corp. Ltd. Class A	13,679	42,250
TAL Education Group ADR (a)	27,015	288,250
TCL Electronics Holdings Ltd.	86,000	69,616
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	25,425	30,123
Tencent Holdings Ltd.	313,496	14,953,238
Tencent Music Entertainment Group ADR	12,197	171,368
Tianma Microelectronics Co. Ltd. Class A (a)	19,800	19,743
Tianneng Power International Ltd. (c)	64,000	45,987
Tianshui Huatian Technology Co. Ltd. Class A	43,100	48,113
Times China Holdings Ltd. (a)	31,000	1,072
Tingyi Cayman Islands Holding Corp.	194,383	234,283
Tong Ren Tang Technologies Co. Ltd. Class H	90,000	58,099
Tongcheng Travel Holdings Ltd.	34,400	68,470
TongFu Microelectronics Co. Ltd. Class A	22,400	68,696
Tongwei Co. Ltd. Class A	22,200	58,109
Topchoice Medical Corp. Class A (a)	6,600	48,861
TravelSky Technology Ltd. Class H	65,000	76,261
Trip.com Group Ltd. (a)	25,929	1,244,077
Triumph New Energy Co. Ltd. Class H (a) (c)	42,000	23,347
Tsingtao Brewery Co. Ltd. Class H (a)	48,000	320,311
Tuya, Inc. ADR (a)	6,220	10,636
Unigroup Guoxin Microelectronics Co. Ltd. Class A	9,399	67,716
Uni-President China Holdings Ltd.	123,000	112,328
Unisplendour Corp. Ltd. Class A	15,720	48,123
Universal Scientific Industrial Shanghai Co. Ltd. Class A	17,500	38,472
Up Fintech Holding Ltd. ADR (a)	10,994	46,175
Valiant Co. Ltd. Class A	20,200	27,668
Venus MedTech Hangzhou, Inc. Class H (a) (b) (d)	4,500	2,429
Vipshop Holdings Ltd. ADR	20,676	269,202
Visionox Technology, Inc. Class A (a)	141,900	118,171
Visual China Group Co. Ltd. Class A	18,600	29,298
Viva Biotech Holdings (a) (b) (c)	15,500	1,052
Security Description	Shares	Value
Vnet Group, Inc. ADR (a) (c)	6,608	$13,844
Walvax Biotechnology Co. Ltd. Class A	6,000	9,352
Wangneng Environment Co. Ltd. Class A	69,900	124,561
Wanhua Chemical Group Co. Ltd. Class A	11,900	131,798
Want Want China Holdings Ltd.	429,287	259,527
Wasu Media Holding Co. Ltd. Class A	30,500	26,235
Weibo Corp. ADR	2,768	21,258
Weichai Power Co. Ltd. Class A	84,700	188,407
Weichai Power Co. Ltd. Class H	29,000	55,494
Weimob, Inc. (a) (b) (c)	139,000	24,569
West China Cement Ltd.	254,000	33,509
Will Semiconductor Co. Ltd. Shanghai Class A	5,455	74,247
Wingtech Technology Co. Ltd. Class A (a)	16,100	62,298
Winning Health Technology Group Co. Ltd. Class A	69,300	56,003
Wuhan Guide Infrared Co. Ltd. Class A	60,712	48,980
Wuliangye Yibin Co. Ltd. Class A (a)	18,844	330,480
WUS Printed Circuit Kunshan Co. Ltd. Class A	19,350	96,739
Wushang Group Co. Ltd. Class A (a)	1,000	914
WuXi AppTec Co. Ltd. Class A	21,540	115,624
Wuxi Biologics Cayman, Inc. (a) (b)	185,280	273,860
Wuxi Taiji Industry Co. Ltd. Class A	132,000	103,237
XD, Inc. (a) (c)	25,600	61,710
Xiamen Faratronic Co. Ltd. Class A	6,500	67,824
Xiamen Intretech, Inc. Class A	13,360	23,185
Xiamen ITG Group Corp. Ltd. Class A	36,700	36,042
Xiamen Kingdomway Group Co. Class A	17,400	34,438
Xianhe Co. Ltd. Class A	1,000	2,408
Xiaomi Corp. Class B (a) (b)	683,443	1,442,624
Xilinmen Furniture Co. Ltd. Class A	21,600	51,272
Xinhuanet Co. Ltd. Class A	13,100	38,596
Xinjiang Xintai Natural Gas Co. Ltd. Class A (a)	16,392	77,999
Xinte Energy Co. Ltd. Class H (a) (c)	18,400	19,090
Xinyi Glass Holdings Ltd.	221,794	243,174
Xinyi Solar Holdings Ltd.	222,228	111,863
Xizang Zhufeng Resources Co. Ltd. Class A (a)	8,300	10,505
XPeng, Inc. Class A (a) (c)	56,120	212,407
Xtep International Holdings Ltd. (c)	83,465	51,421

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Yadea Group Holdings Ltd. (b) (c)	62,000	$78,379
Yangzijiang Shipbuilding Holdings Ltd.	208,900	379,188
Yankuang Energy Group Co. Ltd. Class H	252,619	361,097
Yantai Changyu Pioneer Wine Co. Ltd. Class B	27,153	32,727
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	31,900	53,568
Yantai Eddie Precision Machinery Co. Ltd. Class A	19,581	37,629
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	8,600	41,322
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	137,500	174,397
Yeahka Ltd. (a) (c)	8,000	10,247
YGSOFT, Inc. Class A	63,461	45,548
Yidu Tech, Inc. (a) (b) (c)	25,600	12,526
Yifan Pharmaceutical Co. Ltd. Class A (a)	20,600	34,875
Yifeng Pharmacy Chain Co. Ltd. Class A	18,524	62,289
Yihai International Holding Ltd. (c)	20,000	33,558
Yixintang Pharmaceutical Group Co. Ltd. Class A	10,800	22,322
Yonyou Network Technology Co. Ltd. Class A (a)	20,220	27,695
Youdao, Inc. ADR (a) (c)	6,220	24,382
YTO Express Group Co. Ltd. Class A	24,900	53,375
Yum China Holdings, Inc.	23,779	733,344
Yunda Holding Co. Ltd. Class A	20,630	21,871
Yunnan Energy New Material Co. Ltd. Class A	8,200	35,548
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	80,000	119,000
Zai Lab Ltd. (a)	41,120	70,575
ZBOM Home Collection Co. Ltd. Class A	27,680	49,591
Zhaojin Mining Industry Co. Ltd. Class H	49,500	83,056
Zhejiang Akcome New Energy Technology Co. Ltd. (a)	232,300	11,773
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	107,318	50,419
Zhejiang Crystal-Optech Co. Ltd. Class A	86,600	201,411
Zhejiang Dahua Technology Co. Ltd. Class A	47,300	100,161
Zhejiang Dingli Machinery Co. Ltd. Class A	9,020	74,647
Zhejiang Expressway Co. Ltd. Class H	215,840	145,692
Security Description	Shares	Value
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (a)	37,300	$26,107
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,570	10,821
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	14,836	41,414
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	12,280	33,774
Zhejiang Jingu Co. Ltd. Class A (a)	101,400	60,972
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	26,760	38,376
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	75,400	35,010
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	30,600	97,783
Zhejiang Medicine Co. Ltd. Class A	21,400	32,184
Zhejiang Meida Industrial Co. Ltd. Class A	31,900	35,435
Zhejiang Narada Power Source Co. Ltd. Class A (a)	22,500	25,518
Zhejiang NHU Co. Ltd. Class A	16,624	43,718
Zhejiang Semir Garment Co. Ltd. Class A	25,100	19,975
Zhejiang Shibao Co. Ltd. Class A (a)	48,700	74,309
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	700	915
Zhejiang Supor Co. Ltd. Class A	7,490	51,398
Zhejiang Wansheng Co. Ltd. Class A	132,600	163,642
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	33,400	52,199
Zhejiang Yasha Decoration Co. Ltd. Class A	61,900	27,555
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	28,507	30,534
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	30,800	42,211
Zhihu, Inc. ADR (a) (c)	1,137	3,104
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	15,200	26,439
Zhongsheng Group Holdings Ltd.	38,000	55,583
Zhongtian Financial Group Co. Ltd. Class A (a) (d)	92,600	2,537
Zhuzhou CRRC Times Electric Co. Ltd. Class H (a)	51,400	202,772
Zijin Mining Group Co. Ltd. Class H	518,506	1,094,472
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	74,000	77,843
ZTE Corp. Class A (a)	9,200	35,246
ZTE Corp. Class H (a)	65,440	144,837

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
ZTO Express Cayman, Inc. ADR	29,172	$605,319
		115,742,998
HONG KONG — 0.3%
Alibaba Pictures Group Ltd. (a) (c)	790,107	41,998
C Fiber Optic (a) (d)	686,800	—
China Animal Healthcare Ltd. (a) (d)	305,700	—
China Common Rich Renewable Energy Investments Ltd. (a) (c) (d)	5,962,000	—
China First Capital Group Ltd. (a)	66,800	727
China High Speed Transmission Equipment Group Co. Ltd. (a) (c)	8,000	1,137
China Huishan Dairy Holdings Co. Ltd. (a) (d)	549,000	—
China Huiyuan Juice Group Ltd. (a) (d)	157,000	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	2,260,000	—
Citychamp Watch & Jewellery Group Ltd. (a)	284,000	36,376
Comba Telecom Systems Holdings Ltd. (c)	189,847	13,617
CTEG (a) (c) (d)	438,000	—
Digital China Holdings Ltd.	93,000	39,785
Guotai Junan International Holdings Ltd.	18,000	1,383
Hi Sun Technology China Ltd. (a)	132,000	7,355
Huabao International Holdings Ltd.	30,000	9,184
National Agricultural Holdings Ltd. (a) (d)	57,816	—
Nine Dragons Paper Holdings Ltd. (a) (c)	110,000	45,790
Sino Biopharmaceutical Ltd.	703,000	240,414
Skyworth Group Ltd.	61,600	24,301
SSY Group Ltd.	208,691	112,800
Tech-Pro, Inc. (a) (c) (d)	1,684,800	—
United Energy Group Ltd. (c)	178,000	6,954
United Laboratories International Holdings Ltd.	58,000	61,214
Wasion Holdings Ltd.	8,000	7,009
WH Group Ltd. (b)	448,259	295,111
		945,155
INDIA — 30.5%
Aarti Drugs Ltd.	2,666	16,131
Aavas Financiers Ltd. (a)	5,503	122,292
ABB India Ltd.	5,824	593,027
Adani Energy Solutions Ltd. (a)	14,120	168,881
Adani Enterprises Ltd.	18,848	718,128
Adani Green Energy Ltd. (a)	22,245	477,192
Security Description	Shares	Value
Adani Ports & Special Economic Zone Ltd.	60,572	$1,073,680
Adani Power Ltd. (a)	56,502	486,912
Adani Total Gas Ltd.	14,985	161,014
Affle India Ltd. (a)	7,983	128,637
AIA Engineering Ltd.	6,342	317,798
Ajanta Pharma Ltd.	3,742	102,638
Alembic Pharmaceuticals Ltd.	8,374	88,031
Alok Industries Ltd. (a)	266,935	89,376
Amber Enterprises India Ltd. (a)	3,307	179,325
APL Apollo Tubes Ltd.	12,524	233,591
Apollo Hospitals Enterprise Ltd.	5,119	379,728
Apollo Tyres Ltd.	37,934	246,517
Ashok Leyland Ltd.	37,854	109,807
Asian Paints Ltd.	19,366	677,459
Astral Ltd.	8,338	238,059
AstraZeneca Pharma India Ltd.	6,039	452,685
AU Small Finance Bank Ltd. (b)	11,617	93,626
Aurobindo Pharma Ltd.	26,006	376,613
Avenue Supermarts Ltd. (a) (b)	3,997	226,087
Axis Bank Ltd.	121,848	1,848,816
Bajaj Auto Ltd.	4,490	511,616
Bajaj Electricals Ltd.	17,083	216,468
Bajaj Finance Ltd.	13,039	1,112,633
Bajaj Finserv Ltd.	22,018	419,342
Bajaj Hindusthan Sugar Ltd. (a)	325,310	156,476
Balkrishna Industries Ltd.	6,379	247,013
Bandhan Bank Ltd. (b)	38,273	93,530
Bank of Baroda	36,971	122,102
BEML Ltd.	5,294	281,757
Bharat Bijlee Ltd.	12,522	698,642
Bharat Electronics Ltd.	233,850	857,859
Bharat Forge Ltd.	20,207	404,770
Bharat Heavy Electricals Ltd.	177,563	640,622
Bharat Petroleum Corp. Ltd. (e)	42,587	155,231
Bharat Petroleum Corp. Ltd. (a) (e)	42,587	155,231
Bharti Airtel Ltd.	153,827	2,663,875
Biocon Ltd.	97,529	410,642
Birlasoft Ltd.	39,288	325,235
Bosch Ltd.	567	231,760
Brightcom Group Ltd. (a)	233,586	26,275
Britannia Industries Ltd. (a)	3,491	229,233
Can Fin Homes Ltd.	48,153	528,492
Carysil Ltd.	8,198	82,690
Cholamandalam Financial Holdings Ltd.	25,975	452,762
Cholamandalam Investment & Finance Co. Ltd.	46,407	792,209
Cipla Ltd.	64,309	1,142,003
City Union Bank Ltd.	241	483
Coal India Ltd.	100,759	571,718
Crompton Greaves Consumer Electricals Ltd.	44,391	215,760
Dabur India Ltd.	25,250	181,894
DCB Bank Ltd.	54,468	90,140

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Deepak Nitrite Ltd.	6,351	$190,555
Delhivery Ltd. (a)	29,102	139,651
Dhani Services Ltd. (a)	20,845	12,494
Dish TV India Ltd. (a)	119,586	22,229
Dishman Carbogen Amcis Ltd. (a)	3,656	7,835
Divi's Laboratories Ltd.	6,659	367,055
Dixon Technologies India Ltd.	6,831	980,674
DLF Ltd.	48,665	481,325
Dr Lal PathLabs Ltd. (b)	5,808	193,678
Dr Reddy's Laboratories Ltd.	7,839	601,865
Edelweiss Financial Services Ltd.	32,140	25,130
Eicher Motors Ltd.	7,364	412,671
Elecon Engineering Co. Ltd.	17,494	277,366
Emami Ltd.	9,864	81,538
Epigral Ltd. (a)	1,782	28,312
Escorts Kubota Ltd.	4,546	226,053
Federal Bank Ltd.	119,678	254,390
Fine Organic Industries Ltd.	23	1,349
Finolex Cables Ltd.	18,878	353,031
Fortis Healthcare Ltd.	34,804	198,400
FSN E-Commerce Ventures Ltd. (a)	84,474	178,739
GAIL India Ltd.	183,790	483,899
Gillette India Ltd.	776	67,420
Glenmark Pharmaceuticals Ltd.	14,029	207,018
GMR Airports Infrastructure Ltd. (a)	461,367	534,303
Godrej Consumer Products Ltd.	35,495	585,649
Godrej Industries Ltd. (a)	13,625	139,849
Godrej Properties Ltd. (a)	8,234	316,760
Granules India Ltd.	44,530	263,162
Graphite India Ltd.	27,427	184,650
Grasim Industries Ltd.	10,694	342,471
Gujarat Pipavav Port Ltd.	36,429	91,396
Havells India Ltd.	25,397	555,041
HCL Technologies Ltd.	70,920	1,241,371
HDFC Bank Ltd.	284,155	5,737,793
HDFC Life Insurance Co. Ltd. (b)	41,450	295,786
HEG Ltd.	8,156	211,594
Hero MotoCorp Ltd.	8,935	597,856
HFCL Ltd.	77,835	105,634
Hikal Ltd.	8,315	33,290
Hindalco Industries Ltd.	82,498	686,152
Hindustan Construction Co. Ltd. (a)	514,355	293,979
Hindustan Copper Ltd.	19,992	76,408
Hindustan Petroleum Corp. Ltd. (e)	39,804	158,524
Hindustan Petroleum Corp. Ltd. (a) (e)	19,902	79,262
Hindustan Unilever Ltd.	62,195	1,844,537
Hindustan Zinc Ltd.	106,632	856,317
ICICI Bank Ltd.	585	8,416
ICICI Bank Ltd. ADR	148,919	4,290,356
Security Description	Shares	Value
ICICI Lombard General Insurance Co. Ltd. (b)	1,921	$41,226
ICICI Prudential Life Insurance Co. Ltd. (b)	8,976	65,199
IDFC First Bank Ltd. (a)	233,083	229,652
IDFC Ltd. (a)	120,506	176,537
IIFL Finance Ltd.	64,667	401,399
India Cements Ltd. (a)	27,181	95,692
Indiabulls Housing Finance Ltd.	32,588	65,076
Indiabulls Real Estate Ltd. (a)	28,052	48,799
IndiaMart InterMesh Ltd. (b)	699	22,472
Indian Hotels Co. Ltd.	44,788	335,719
Indian Oil Corp. Ltd.	241,343	479,372
Indus Towers Ltd. (a)	54,086	243,423
Infibeam Avenues Ltd.	676,673	250,504
Info Edge India Ltd.	4,610	375,149
Infosys Ltd. ADR (c)	181,536	3,380,200
InterGlobe Aviation Ltd. (a) (b)	5,462	276,956
IOL Chemicals & Pharmaceuticals Ltd.	1,837	8,892
Ipca Laboratories Ltd.	22,386	303,276
ITC Ltd. GDR	175,077	892,893
Jaiprakash Power Ventures Ltd. (a)	1,115,928	262,296
Jindal Stainless Ltd.	37,484	369,727
Jindal Steel & Power Ltd.	44,353	555,506
Jio Financial Services Ltd. (a)	163,365	701,654
Johnson Controls-Hitachi Air Conditioning India Ltd. (a)	7,658	181,322
JSW Energy Ltd.	42,430	373,735
JSW Steel Ltd.	47,950	535,637
Jubilant Foodworks Ltd.	35,350	238,775
Jubilant Ingrevia Ltd.	23,208	144,404
Jubilant Pharmova Ltd.	8,200	72,744
Just Dial Ltd. (a)	15,901	195,999
Jyoti Resins & Adhesives Ltd.	12,178	207,882
Karnataka Bank Ltd.	46,669	125,365
Kaveri Seed Co. Ltd.	9,076	101,701
Kotak Mahindra Bank Ltd.	62,108	1,342,523
KPIT Technologies Ltd.	14,504	284,340
Larsen & Toubro Ltd. GDR	36,629	1,560,395
Laurus Labs Ltd. (b)	69,003	351,314
Lemon Tree Hotels Ltd. (a) (b)	236,596	409,026
LIC Housing Finance Ltd.	29,422	281,139
LTIMindtree Ltd. (b)	6,569	424,217
Lupin Ltd.	18,682	363,245
Macrotech Developers Ltd. (b)	16,046	289,323
Mahindra & Mahindra Financial Services Ltd.	59,166	213,285
Mahindra & Mahindra Ltd.	48,697	1,674,079
MakeMyTrip Ltd. (a) (c)	8,410	707,281
Manappuram Finance Ltd.	48,585	121,131
Marico Ltd.	39,635	291,366
Marksans Pharma Ltd. (a)	188,127	358,803
Maruti Suzuki India Ltd.	6,190	893,294
Max Financial Services Ltd. (a)	11,499	133,996

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Motherson Sumi Wiring India Ltd.	109,405	$98,807
Muthoot Finance Ltd.	7,869	169,468
Natco Pharma Ltd.	7,506	105,032
Navin Fluorine International Ltd.	4,356	186,712
NCC Ltd.	66,151	251,039
Nestle India Ltd.	16,306	498,962
NOCIL Ltd.	50,713	167,792
NTPC Ltd.	225,927	1,025,087
Nuvama Wealth Management Ltd. (a)	340	20,204
Oberoi Realty Ltd.	7,310	154,791
Oil & Natural Gas Corp. Ltd.	258,053	848,546
Olectra Greentech Ltd.	11,839	252,610
One 97 Communications Ltd. (a)	9,303	44,821
Page Industries Ltd.	585	274,299
Persistent Systems Ltd.	7,800	396,742
PI Industries Ltd.	6,719	306,087
Piramal Enterprises Ltd. (a)	3,890	43,244
Piramal Pharma Ltd. (a)	19,305	36,403
PNB Housing Finance Ltd. (a) (b)	39,013	367,170
Power Finance Corp. Ltd.	76,956	447,685
Power Grid Corp. of India Ltd.	154,939	614,925
Rajesh Exports Ltd. (a)	20,000	67,660
RattanIndia Enterprises Ltd. (a)	173,912	176,045
RattanIndia Power Ltd. (a)	1,206,916	257,919
Raymond Ltd.	6,903	241,956
RBL Bank Ltd. (b)	41,509	130,907
REC Ltd.	73,525	463,259
Reliance Industries Ltd. GDR (b)	83,740	6,247,004
Reliance Infrastructure Ltd. (a)	57,643	138,205
Reliance Power Ltd. (a)	402,083	139,496
Religare Enterprises Ltd. (a)	34,221	98,140
Samvardhana Motherson International Ltd.	106,922	244,021
SBI Life Insurance Co. Ltd. (b)	14,055	251,469
Sequent Scientific Ltd. (a)	81,236	113,913
Shilpa Medicare Ltd. (a)	10,344	70,657
Shree Renuka Sugars Ltd. (a)	181,219	106,574
Shriram Finance Ltd.	14,510	506,621
Siemens Ltd.	4,529	418,452
Solara Active Pharma Sciences Ltd. (a)	1,086	7,097
Sona Blw Precision Forgings Ltd. (b)	32,140	247,060
South Indian Bank Ltd.	487,468	157,486
SpiceJet Ltd. (a)	56,116	34,967
State Bank of India	124,291	1,265,380
Steel Authority of India Ltd.	159,894	285,034
Strides Pharma Science Ltd.	16,302	185,497
Subex Ltd. (a)	95,097	33,768
Sun Pharma Advanced Research Co. Ltd. (a)	20,548	59,236
Sun Pharmaceutical Industries Ltd.	84,464	1,540,484
Suzlon Energy Ltd. (a)	765,671	485,365
Security Description	Shares	Value
Tarsons Products Ltd. (a)	27,022	$161,897
Tata Communications Ltd. (a)	6,230	138,549
Tata Consultancy Services Ltd.	63,343	2,965,679
Tata Consumer Products Ltd.	21,588	284,116
Tata Elxsi Ltd.	1,100	92,358
Tata Motors Ltd.	115,786	1,374,297
Tata Steel Ltd.	265,348	553,719
Tata Teleservices Maharashtra Ltd. (a)	150,422	140,216
TCI Express Ltd.	939	13,755
Tech Mahindra Ltd.	35,496	608,865
Thyrocare Technologies Ltd. (a) (b)	27,445	209,752
Titan Co. Ltd.	12,426	507,277
Torrent Pharmaceuticals Ltd.	11,432	382,673
Trent Ltd.	11,015	723,856
TVS Motor Co. Ltd.	27,542	781,085
Ujjivan Small Finance Bank Ltd. (b)	165,195	89,246
UltraTech Cement Ltd.	4,765	666,737
United Breweries Ltd.	5,435	129,446
United Spirits Ltd.	37,007	566,505
UPL Ltd.	30,970	212,013
Vakrangee Ltd.	142,324	38,710
Vedanta Ltd.	43,552	237,117
VL E-Governance & IT Solutions Ltd. (a)	14,933	12,043
V-Mart Retail Ltd. (a)	2,503	87,719
Vodafone Idea Ltd. (a)	575,657	123,502
Wipro Ltd. ADR (c)	173,271	1,056,953
Wockhardt Ltd. (a)	21,010	172,993
Yes Bank Ltd. (a)	511,361	145,275
Zee Entertainment Enterprises Ltd. (a)	56,221	102,339
Zomato Ltd. (a)	302,132	726,675
Zydus Lifesciences Ltd.	17,946	231,127
		104,226,278
INDONESIA — 2.2%
Adaro Energy Indonesia Tbk. PT	1,335,700	227,579
Adaro Minerals Indonesia Tbk. PT (a)	530,500	42,764
AKR Corporindo Tbk. PT	431,100	42,649
Aspirasi Hidup Indonesia Tbk. PT	1,583,000	82,654
Astra International Tbk. PT	1,682,551	458,270
Bank Central Asia Tbk. PT	2,821,275	1,709,994
Bank Jago Tbk. PT (a)	106,200	15,630
Bank Mandiri Persero Tbk. PT	3,356,780	1,260,714
Bank Negara Indonesia Persero Tbk. PT	739,200	210,362
Bank Rakyat Indonesia Persero Tbk. PT	5,107,331	1,434,731
Barito Pacific Tbk. PT	1,321,113	79,872
Chandra Asri Pacific Tbk. PT	411,112	231,604

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Charoen Pokphand Indonesia Tbk. PT	384,700	$119,228
Ciputra Development Tbk. PT	610,396	42,122
Elang Mahkota Teknologi Tbk. PT	686,000	16,255
GoTo Gojek Tokopedia Tbk. PT (a)	45,507,600	138,954
Gudang Garam Tbk. PT	1,900	2,100
Indah Kiat Pulp & Paper Tbk. PT	145,700	79,190
Indocement Tunggal Prakarsa Tbk. PT	188,125	83,292
Kalbe Farma Tbk. PT	661,500	61,605
Lippo Karawaci Tbk. PT (a)	2,675,210	9,312
Matahari Department Store Tbk. PT	13,800	1,197
Media Nusantara Citra Tbk. PT	276,700	5,272
Pabrik Kertas Tjiwi Kimia Tbk. PT	52,600	27,946
Pakuwon Jati Tbk. PT	1,516,000	33,884
Perusahaan Gas Negara Tbk. PT	1,059,440	99,636
PP Persero Tbk. PT (a)	517,576	9,166
Semen Indonesia Persero Tbk. PT	410,661	93,543
Summarecon Agung Tbk. PT (a)	650,227	19,854
Telkom Indonesia Persero Tbk. PT	3,801,394	726,618
Tower Bersama Infrastructure Tbk. PT	243,100	28,133
Transcoal Pacific Tbk. PT (a)	59,900	27,618
Unilever Indonesia Tbk. PT	221,100	40,777
United Tractors Tbk. PT	125,645	168,614
		7,631,139
MALAYSIA — 3.0%
AEON Credit Service M Bhd.	85,500	135,386
Alliance Bank Malaysia Bhd.	447,410	359,445
AMMB Holdings Bhd.	75,200	68,385
Astro Malaysia Holdings Bhd.	152,000	10,633
Axiata Group Bhd.	314,283	173,880
Bermaz Auto Bhd.	174,080	92,621
British American Tobacco Malaysia Bhd.	4,100	7,214
Bursa Malaysia Bhd.	225,051	421,717
Cahya Mata Sarawak Bhd.	182,500	53,773
Carlsberg Brewery Malaysia Bhd. Class B	40,303	159,760
CELCOMDIGI Bhd.	134,000	104,530
CIMB Group Holdings Bhd.	364,764	525,786
Datasonic Group Bhd.	355,300	38,411
Dayang Enterprise Holdings Bhd.	116,950	65,199
Dialog Group Bhd.	391,800	198,495
Eco World Development Group Bhd.	151,500	48,172
Frontken Corp. Bhd.	122,400	115,719
Gamuda Bhd.	142,287	198,463
Genting Bhd.	306,900	306,412
Security Description	Shares	Value
Genting Malaysia Bhd.	340,000	$183,784
Globetronics Technology Bhd.	100,100	31,404
Hartalega Holdings Bhd. (a)	71,700	49,852
Hibiscus Petroleum Bhd.	70,540	34,840
Hong Leong Bank Bhd.	34,200	139,192
IHH Healthcare Bhd.	87,800	117,253
IJM Corp. Bhd.	653,480	422,494
Inari Amertron Bhd.	393,712	308,794
IOI Corp. Bhd.	434,396	340,703
IOI Properties Group Bhd.	379,616	177,838
KNM Group Bhd. (a)	732,400	13,196
Kuala Lumpur Kepong Bhd.	34,913	152,751
Malayan Banking Bhd.	295,829	624,580
Malaysia Airports Holdings Bhd.	88,882	186,525
Maxis Bhd.	230,000	172,104
MISC Bhd.	54,900	99,152
My EG Services Bhd.	576,222	124,589
Padini Holdings Bhd.	136,700	105,767
Pentamaster Corp. Bhd.	226,975	241,529
Petronas Chemicals Group Bhd.	90,500	121,050
PPB Group Bhd.	78,920	239,228
Press Metal Aluminium Holdings Bhd.	499,170	609,479
Public Bank Bhd.	856,273	729,670
RHB Bank Bhd.	191,801	224,022
SD Guthrie Bhd.	228,899	204,760
Sime Darby Bhd.	239,188	132,840
Sime Darby Property Bhd.	286,688	81,433
Supermax Corp. Bhd. (a)	141,234	26,196
Telekom Malaysia Bhd.	92,644	132,755
Tenaga Nasional Bhd.	161,350	471,310
Top Glove Corp. Bhd. (a)	309,800	72,237
Velesto Energy Bhd.	646,500	36,316
Yinson Holdings Bhd.	258,520	127,685
YTL Corp. Bhd.	295,210	215,893
		10,035,222
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	78,060	51,677
Alliance Global Group, Inc.	520,200	76,864
Ayala Land, Inc.	810,251	394,004
Bank of the Philippine Islands	69,737	141,713
BDO Unibank, Inc.	156,454	342,224
Bloomberry Resorts Corp. (a)	306,900	49,798
Cebu Air, Inc. (a)	43,530	20,202
D&L Industries, Inc.	1,055,500	107,335
Globe Telecom, Inc.	1,719	61,593
JG Summit Holdings, Inc.	235,872	104,838
Jollibee Foods Corp.	29,590	114,101
LT Group, Inc.	369,200	61,419
Metropolitan Bank & Trust Co.	62,490	72,023
PLDT, Inc.	12,114	297,016
Puregold Price Club, Inc.	221,550	91,479
SM Investments Corp.	21,865	309,831
SM Prime Holdings, Inc.	685,900	331,194

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Universal Robina Corp.	62,680	$118,924
		2,746,235
TAIWAN — 27.7%
Accton Technology Corp.	31,000	530,339
Acer, Inc.	418,395	604,220
Advantech Co. Ltd.	33,085	377,339
Alchip Technologies Ltd.	5,000	378,373
ASE Technology Holding Co. Ltd.	263,043	1,366,236
Asia Cement Corp.	356,687	482,121
Asia Vital Components Co. Ltd.	28,000	660,265
ASPEED Technology, Inc.	2,000	298,383
Asustek Computer, Inc.	64,737	993,759
AUO Corp. ADR	92,090	498,201
Bank of Kaohsiung Co. Ltd.	276,204	101,741
Catcher Technology Co. Ltd.	68,539	490,145
Cathay Financial Holding Co. Ltd. (a)	809,838	1,472,818
Center Laboratories, Inc.	56,582	94,880
Chailease Holding Co. Ltd.	86,179	407,764
Chang Hwa Commercial Bank Ltd.	439,689	250,058
Cheng Shin Rubber Industry Co. Ltd.	91,000	138,710
China Development Financial Holding Corp. (a)	1,667,559	776,171
China Steel Chemical Corp.	18,877	63,134
China Steel Corp.	1,008,216	717,901
Chroma ATE, Inc.	17,000	166,638
Chunghwa Telecom Co. Ltd. (a)	186,074	719,828
Compal Electronics, Inc.	624,029	667,472
Compeq Manufacturing Co. Ltd.	31,000	77,783
CTBC Financial Holding Co. Ltd.	1,533,570	1,789,240
Delta Electronics, Inc.	94,986	1,134,568
E.Sun Financial Holding Co. Ltd.	760,813	669,550
Eclat Textile Co. Ltd.	30,365	495,140
eCloudvalley Digital Technology Co. Ltd.	14,311	45,878
EirGenix, Inc. (a)	19,000	53,003
Elite Material Co. Ltd.	17,000	248,910
Elite Semiconductor Microelectronics Technology, Inc.	18,000	55,762
eMemory Technology, Inc. (a)	3,318	262,850
Ennostar, Inc.	77,585	103,912
Evergreen Marine Corp. Taiwan Ltd.	54,465	324,022
Everlight Electronics Co. Ltd.	101,996	240,201
Far Eastern New Century Corp.	555,352	603,429
Far EasTone Telecommunications Co. Ltd.	80,000	207,389
Faraday Technology Corp.	18,695	193,626
Feng TAY Enterprise Co. Ltd.	41,329	197,463
Firich Enterprises Co. Ltd.	30,767	34,616
First Financial Holding Co. Ltd.	548,292	474,917
FocalTech Systems Co. Ltd.	20,000	53,142
Security Description	Shares	Value
Formosa Chemicals & Fibre Corp. (a)	378,182	$587,531
Formosa Petrochemical Corp. (a)	133,000	265,660
Formosa Plastics Corp. (a)	376,663	667,605
Foxconn Technology Co. Ltd.	153,519	337,404
Fubon Financial Holding Co. Ltd.	599,801	1,466,153
Genius Electronic Optical Co. Ltd.	6,475	132,129
Giant Manufacturing Co. Ltd.	32,305	211,108
Globalwafers Co. Ltd.	15,884	263,905
Himax Technologies, Inc. ADR (c)	13,294	105,554
Hiwin Technologies Corp.	31,745	208,427
Holy Stone Enterprise Co. Ltd.	14,700	42,548
Hon Hai Precision Industry Co. Ltd.	754,765	4,978,799
Hotai Motor Co. Ltd.	32,640	625,806
HTC Corp. (a)	78,710	111,970
Hua Nan Financial Holdings Co. Ltd.	649,909	528,878
Innolux Corp.	546,054	241,539
Inventec Corp.	244,000	419,685
ITEQ Corp.	17,267	61,741
King Yuan Electronics Co. Ltd.	195,898	718,581
Largan Precision Co. Ltd.	6,142	519,698
Lite-On Technology Corp.	112,394	367,238
Macronix International Co. Ltd.	171,673	137,851
Makalot Industrial Co. Ltd.	31,069	403,189
MediaTek, Inc.	90,601	3,909,850
Medigen Biotechnology Corp. (a)	14,000	19,700
Medigen Vaccine Biologics Corp. (a)	25,467	43,176
Mega Financial Holding Co. Ltd.	665,450	828,697
Merry Electronics Co. Ltd.	30,809	131,056
Microbio Co. Ltd. (a)	3,956	5,055
Micro-Star International Co. Ltd.	30,000	164,604
Motech Industries, Inc.	75,627	74,481
Nan Ya Plastics Corp. (a)	521,704	792,812
Nanya Technology Corp. (a)	43,000	92,385
Nien Made Enterprise Co. Ltd.	11,000	132,238
Novatek Microelectronics Corp.	47,599	889,139
Nuvoton Technology Corp.	20,000	78,911
O-Bank Co. Ltd.	577,281	186,842
Oneness Biotech Co. Ltd. (a)	18,204	92,026
PChome Online, Inc. (a)	20,893	22,766
Pegatron Corp.	216,900	698,675
PharmaEssentia Corp. (a)	11,483	198,218
Phoenix Silicon International Corp.	20,416	55,695
Pou Chen Corp.	155,000	167,224
Powertech Technology, Inc.	151,518	878,054
President Chain Store Corp.	30,000	252,917
Promos Technologies, Inc. (a) (d)	2,232	—

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Quanta Computer, Inc.	143,729	$1,382,287
Radiant Opto-Electronics Corp.	31,000	181,080
RDC Semiconductor Co. Ltd.	10,300	124,140
Realtek Semiconductor Corp.	45,825	771,248
RichWave Technology Corp. (a)	14,201	100,462
Ritek Corp. (a)	55,593	19,450
Senhwa Biosciences, Inc. (a)	1,000	1,452
Shanghai Commercial & Savings Bank Ltd.	268,332	380,891
Shin Kong Financial Holding Co. Ltd. (a)	1,621,143	491,717
Silicon Motion Technology Corp. ADR	2,531	204,986
Simplo Technology Co. Ltd.	16,000	210,841
Sino-American Silicon Products, Inc.	26,000	174,314
SinoPac Financial Holdings Co. Ltd.	1,420,998	1,112,567
Sitronix Technology Corp.	10,000	79,682
Synnex Technology International Corp.	149,000	335,740
TA-I Technology Co. Ltd.	15,750	25,682
Taishin Financial Holding Co. Ltd.	824,873	479,289
Taiwan Cooperative Financial Holding Co. Ltd.	213,882	171,414
Taiwan FU Hsing Industrial Co. Ltd.	141,000	230,788
Taiwan High Speed Rail Corp.	90,000	84,336
Taiwan Mobile Co. Ltd.	127,260	419,735
Taiwan Paiho Ltd.	20,000	39,394
Taiwan Semiconductor Manufacturing Co. Ltd.	180,000	5,359,801
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	174,332	30,300,645
Taiwan Surface Mounting Technology Corp.	20,000	73,979
Taiwan Union Technology Corp.	13,000	65,117
TCC Group Holdings	653,631	689,061
Teco Electric & Machinery Co. Ltd.	106,000	174,807
TPK Holding Co. Ltd.	23,000	28,607
Tripod Technology Corp.	73,361	494,101
Unimicron Technology Corp.	71,540	396,936
Uni-President Enterprises Corp.	329,893	826,728
United Integrated Services Co. Ltd.	49,755	561,328
United Microelectronics Corp. ADR (a) (c)	168,185	1,473,301
Vanguard International Semiconductor Corp.	19,000	75,844
Voltronic Power Technology Corp.	6,804	403,733
Walsin Lihwa Corp.	382,453	418,510
Walsin Technology Corp.	25,000	90,933
Win Semiconductors Corp.	25,000	134,473
Winbond Electronics Corp.	87,658	69,442
Security Description	Shares	Value
Wistron Corp.	150,976	$493,302
Wiwynn Corp.	8,248	672,471
WPG Holdings Ltd.	46,000	127,331
Yageo Corp.	21,596	485,954
Yang Ming Marine Transport Corp.	87,000	200,059
Yuanta Financial Holding Co. Ltd.	1,204,891	1,190,351
Zhen Ding Technology Holding Ltd.	37,000	147,697
		94,615,423
THAILAND — 2.2%
Advanced Info Service PCL	105,761	602,331
Airports of Thailand PCL	263,300	414,349
Bangkok Bank PCL NVDR	21,400	76,101
Bangkok Dusit Medical Services PCL Class F	74,100	54,014
Bangkok Expressway & Metro PCL	1,392,607	290,304
BEC World PCL	21,200	2,253
Bumrungrad Hospital PCL	27,200	183,075
Carabao Group PCL	12,500	22,651
Central Plaza Hotel PCL	36,500	39,536
Charoen Pokphand Foods PCL (a)	188,200	117,441
Chularat Hospital PCL	1,472,500	104,326
CP ALL PCL	380,254	569,902
CPN Retail Growth Leasehold REIT	27,700	7,624
Delta Electronics Thailand PCL	223,700	507,474
Electricity Generating PCL	16,299	45,969
Energy Absolute PCL (c)	174,000	53,104
Frasers Property Thailand Industrial Freehold & Leasehold REIT	54,787	12,615
Global Power Synergy PCL	21,900	23,722
Gulf Energy Development PCL	201,000	221,827
Gunkul Engineering PCL	1,200,043	83,060
Hana Microelectronics PCL	78,300	99,215
Ichitan Group PCL	100,600	47,699
Indorama Ventures PCL	126,500	67,219
IRPC PCL	1,752,891	78,336
Jasmine International PCL	468,525	38,557
Kasikornbank PCL	44,054	150,658
Kasikornbank PCL NVDR	67,600	231,182
KCE Electronics PCL	132,870	152,069
Krungthai Card PCL	67,000	74,399
MC Group PCL	227,600	65,742
Mega Lifesciences PCL	173,900	181,257
Minor International PCL	263,046	215,039
Muangthai Capital PCL	17,400	20,625
PTG Energy PCL	135,000	30,350
PTT Exploration & Production PCL	117,307	485,882
PTT Global Chemical PCL NVDR	58,700	48,787

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
PTT PCL	561,283	$497,083
SCB X PCL	72,628	203,847
Siam Cement PCL NVDR	37,900	232,373
Srisawad Corp. PCL	204,524	192,277
Super Energy Corp. PCL NVDR (a)	761,500	6,018
SVI PCL	600,640	139,941
Thai Beverage PCL (c)	747,400	248,168
Thai Oil PCL	236,249	341,200
Thai Union Group PCL	164,300	66,709
TMBThanachart Bank PCL	2,507,036	116,821
True Corp. PCL NVDR (a)	628,756	149,918
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	51,000	11,048
		7,624,097
UNITED STATES — 0.1%
JS Global Lifestyle Co. Ltd. (b)	53,000	10,454
Legend Biotech Corp. ADR (a) (c)	4,816	213,301
		223,755
TOTAL COMMON STOCKS (Cost $298,748,469)		343,790,302

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Eco World Development Group Bhd. (expiring 04/12/29) (a) (Cost $0)	38,320	3,493
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (g) (h)	644,861	645,055
State Street Navigator Securities Lending Portfolio II (i) (j)	5,779,240	5,779,240
TOTAL SHORT-TERM INVESTMENTS (Cost $6,424,230)		6,424,295
TOTAL INVESTMENTS — 102.6% (Cost $305,172,699)		350,218,090
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(8,780,301)
NET ASSETS — 100.0%		$341,437,789

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.5% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2024.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $4,966, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$337,074,508	$6,710,828	$4,966	$343,790,302
Warrants	3,493	—	—	3,493
Short-Term Investments	6,424,295	—	—	6,424,295
TOTAL INVESTMENTS	$343,502,296	$6,710,828	$4,966	$350,218,090

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	126,224	$126,249	$15,419,834	$14,901,377	$284	$65	644,861	$645,055	$21,678
State Street Navigator Securities Lending Portfolio II	6,677,860	6,677,860	41,909,751	42,808,371	—	—	5,779,240	5,779,240	53,192
Total		$6,804,109	$57,329,585	$57,709,748	$284	$65		$6,424,295	$74,870
See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 0.4%
AECC Aero Science & Technology Co. Ltd. Class A (a)	60,500	$126,372
AECC Aero-Engine Control Co. Ltd. Class A	47,900	131,677
AECC Aviation Power Co. Ltd. Class A	75,900	379,976
AVIC Chengdu UAS Co. Ltd. Class A	19,929	90,161
AviChina Industry & Technology Co. Ltd. Class H	607,000	272,891
Avicopter PLC Class A	36,400	204,963
Beijing Leike Defense Technology Co. Ltd. Class A (a)	264,200	129,551
EHang Holdings Ltd. ADR (a) (b)	9,992	135,691
Gaona Aero Material Co. Ltd. Class A	25,020	54,455
Hwa Create Co. Ltd. Class A (a)	19,200	46,417
Kuang-Chi Technologies Co. Ltd. Class A (a)	32,100	76,284
North Electro-Optic Co. Ltd. Class A	104,300	121,574
YaGuang Technology Group Co. Ltd. Class A (a)	117,500	74,676
		1,844,688
AIR FREIGHT & LOGISTICS — 0.7%
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (c)	54,800	84,087
JD Logistics, Inc. (a) (c)	374,400	401,859
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,700	34,454
SF Holding Co. Ltd. Class A	106,200	519,156
Sinotrans Ltd. Class H	477,000	232,164
STO Express Co. Ltd. Class A	15,671	18,030
YTO Express Group Co. Ltd. Class A	111,100	238,153
Yunda Holding Co. Ltd. Class A	62,558	66,321
ZTO Express Cayman, Inc. ADR (b)	84,619	1,755,844
		3,350,068
AIRLINES — 0.3%
Air China Ltd. Class A (a)	349,200	352,986
Air China Ltd. Class H (a) (b)	154,000	71,601
China Eastern Airlines Corp. Ltd. Class A (a)	414,800	227,829
China Eastern Airlines Corp. Ltd. Class H (a) (b)	118,000	29,623
China Southern Airlines Co. Ltd. Class A (a)	260,200	209,918
China Southern Airlines Co. Ltd. Class H (a) (b)	444,000	166,058
Hainan Airlines Holding Co. Ltd. Class A (a)	528,400	73,823
Juneyao Airlines Co. Ltd. Class A	41,300	62,169
Security Description	Shares	Value
Spring Airlines Co. Ltd. Class A (a)	16,500	$127,306
		1,321,313
AUTO COMPONENTS — 0.6%
Bethel Automotive Safety Systems Co. Ltd. Class A	7,140	38,043
CALB Group Co. Ltd. (a) (c)	39,700	78,816
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	5,800	89,008
China First Capital Group Ltd. (a)	431,600	4,699
Fuyao Glass Industry Group Co. Ltd. Class A	73,900	484,849
Fuyao Glass Industry Group Co. Ltd. Class H (c)	79,200	460,040
Hesai Group ADR (a) (b)	9,427	39,499
Huayu Automotive Systems Co. Ltd. Class A	78,200	175,448
Huizhou Desay Sv Automotive Co. Ltd. Class A	5,600	66,801
IKD Co. Ltd. Class A (a)	25,000	50,645
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	13,700	73,634
Kandi Technologies Group, Inc. (a) (b)	10,794	23,639
Keboda Technology Co. Ltd. Class A	6,400	56,235
Minth Group Ltd. (a)	98,000	152,384
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	37,000	51,845
Ningbo Joyson Electronic Corp. Class A	49,000	99,465
Ningbo Tuopu Group Co. Ltd. Class A	18,600	136,579
Ningbo Xusheng Group Co. Ltd. Class A	28,820	41,685
Sailun Group Co. Ltd. Class A	67,800	130,012
Shandong Linglong Tyre Co. Ltd. Class A	76,300	191,982
Shenzhen Kedali Industry Co. Ltd. Class A	5,000	52,309
Tianneng Power International Ltd. (b)	148,000	106,345
Wencan Group Co. Ltd. Class A	8,300	31,479
Zhejiang Shuanghuan Driveline Co. Ltd. Class A	18,700	56,401
		2,691,842
AUTOMOBILES — 3.5%
AIMA Technology Group Co. Ltd. Class A	19,350	72,435
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	62,700	136,035
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	212,100	234,735
BAIC Motor Corp. Ltd. Class H (c)	57,400	14,704
Beiqi Foton Motor Co. Ltd. Class A (a)	292,400	90,113

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Brilliance China Automotive Holdings Ltd.	486,000	$511,061
BYD Co. Ltd. Class A	42,400	1,453,338
BYD Co. Ltd. Class H	168,000	4,992,187
China Automotive Engineering Research Institute Co. Ltd. Class A	44,100	102,022
Chongqing Changan Automobile Co. Ltd. Class A	198,252	364,687
Dongfeng Motor Group Co. Ltd. Class H (a) (b)	417,300	119,192
Geely Automobile Holdings Ltd.	1,033,000	1,163,008
Great Wall Motor Co. Ltd. Class A	34,300	118,862
Great Wall Motor Co. Ltd. Class H (b)	491,000	757,184
Guangzhou Automobile Group Co. Ltd. Class A	62,100	65,835
Guangzhou Automobile Group Co. Ltd. Class H	689,691	243,813
Haima Automobile Co. Ltd. Class A (a)	170,800	71,587
IAT Automobile Technology Co. Ltd. Class A (a)	32,900	43,666
Li Auto, Inc. Class A (a)	225,800	2,033,166
Lifan Technology Group Co. Ltd. Class A (a)	250,300	131,649
NIO, Inc. ADR (a) (b)	330,973	1,376,848
Niu Technologies ADR (a) (b)	18,791	32,696
SAIC Motor Corp. Ltd. Class A	243,279	461,843
Seres Group Co. Ltd. Class A (a)	30,300	378,166
XPeng, Inc. Class A (a) (b)	232,500	879,983
Yadea Group Holdings Ltd. (b) (c)	192,000	242,724
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (c)	114,000	391,321
Zotye Automobile Co. Ltd. Class A (a)	156,500	30,225
		16,513,085
BANKS — 11.5%
Agricultural Bank of China Ltd. Class A	2,492,800	1,488,677
Agricultural Bank of China Ltd. Class H	5,867,000	2,509,898
Bank of Beijing Co. Ltd. Class A	306,200	244,931
Bank of Chengdu Co. Ltd. Class A	129,400	269,227
Bank of China Ltd. Class A	936,900	592,873
Bank of China Ltd. Class H	16,385,700	8,080,148
Bank of Chongqing Co. Ltd. Class H	295,000	190,435
Bank of Communications Co. Ltd. Class A	470,600	481,503
Bank of Communications Co. Ltd. Class H	4,253,824	3,339,901
Bank of Hangzhou Co. Ltd. Class A	177,000	316,381
Bank of Jiangsu Co. Ltd. Class A	344,600	350,696
Bank of Nanjing Co. Ltd. Class A	213,200	303,410
Bank of Ningbo Co. Ltd. Class A	131,310	396,762
Security Description	Shares	Value
Bank of Shanghai Co. Ltd. Class A	299,800	$298,123
Bank of Zhengzhou Co. Ltd. Class A (a)	485,760	115,105
China Bohai Bank Co. Ltd. Class H (a) (b) (c)	562,000	68,384
China CITIC Bank Corp. Ltd. Class H (a)	1,970,471	1,264,449
China Construction Bank Corp. Class H	19,088,623	14,107,303
China Everbright Bank Co. Ltd. Class A	840,600	364,985
China Everbright Bank Co. Ltd. Class H (a)	382,000	118,895
China Merchants Bank Co. Ltd. Class A	398,300	1,865,245
China Merchants Bank Co. Ltd. Class H	587,235	2,666,378
China Minsheng Banking Corp. Ltd. Class A (a)	88,400	45,890
China Minsheng Banking Corp. Ltd. Class H (b)	1,871,759	647,302
Chongqing Rural Commercial Bank Co. Ltd. Class H	747,000	366,448
CNPC Capital Co. Ltd. Class A	199,500	150,837
Huaxia Bank Co. Ltd. Class A	98,300	86,171
Industrial & Commercial Bank of China Ltd. Class A	1,468,900	1,146,816
Industrial & Commercial Bank of China Ltd. Class H	13,814,789	8,210,239
Industrial Bank Co. Ltd. Class A (a)	398,600	961,988
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	198,620	205,942
Ping An Bank Co. Ltd. Class A	417,200	580,012
Postal Savings Bank of China Co. Ltd. Class A	688,800	478,330
Postal Savings Bank of China Co. Ltd. Class H (b) (c)	1,300,000	762,610
Shanghai Pudong Development Bank Co. Ltd. Class A	470,870	530,796
		53,607,090
BEVERAGES — 2.5%
Anhui Gujing Distillery Co. Ltd. Class A	12,300	355,597
Anhui Kouzi Distillery Co. Ltd. Class A (a)	21,500	115,409
Anhui Yingjia Distillery Co. Ltd. Class A	11,100	87,421
Beijing Shunxin Agriculture Co. Ltd. Class A (a)	20,700	47,463
Beijing Yanjing Brewery Co. Ltd. Class A	143,400	173,435
China Huiyuan Juice Group Ltd. (a) (d)	701,000	—
China Resources Beer Holdings Co. Ltd.	338,667	1,138,664

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Chongqing Brewery Co. Ltd. Class A	14,139	$117,553
Eastroc Beverage Group Co. Ltd. Class A	7,300	215,725
Jiangsu King's Luck Brewery JSC Ltd. Class A	35,400	224,012
Jiangsu Yanghe Distillery Co. Ltd. Class A	32,800	362,735
JiuGui Liquor Co. Ltd. Class A	5,900	35,452
Kweichow Moutai Co. Ltd. Class A	19,531	3,925,515
Luzhou Laojiao Co. Ltd. Class A	27,100	532,620
Nongfu Spring Co. Ltd. Class H (b) (c)	330,200	1,566,963
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	13,220	30,475
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (a)	18,540	535,515
Shede Spirits Co. Ltd. Class A	8,600	66,754
Sichuan Swellfun Co. Ltd. Class A	21,100	108,754
Tsingtao Brewery Co. Ltd. Class A	20,900	208,317
Tsingtao Brewery Co. Ltd. Class H (a)	101,000	673,989
Wuliangye Yibin Co. Ltd. Class A (a)	67,800	1,189,055
Yantai Changyu Pioneer Wine Co. Ltd. Class A	22,400	65,505
ZJLD Group, Inc. (b) (c)	98,800	102,250
		11,879,178
BIOTECHNOLOGY — 1.6%
3SBio, Inc. (a) (c)	229,000	188,893
AIM Vaccine Co. Ltd. (a) (b)	42,400	38,124
Akeso, Inc. (a) (b) (c)	66,000	319,120
Alphamab Oncology (a) (b) (c)	59,000	18,137
Ascentage Pharma Group International (a) (b) (c)	47,400	155,118
BeiGene Ltd. (a)	159,100	1,756,592
Beijing SL Pharmaceutical Co. Ltd. Class A (a)	54,875	55,395
Beijing Tiantan Biological Products Corp. Ltd. Class A	56,040	187,290
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	18,481	166,765
BGI Genomics Co. Ltd. Class A (a)	10,899	52,264
Bio-Thera Solutions Ltd. Class A (a)	26,420	76,428
Bloomage Biotechnology Corp. Ltd. Class A (a)	5,270	40,834
CanSino Biologics, Inc. Class A (a)	2,584	14,543
CanSino Biologics, Inc. Class H (a) (b) (c)	9,200	23,025
CARsgen Therapeutics Holdings Ltd. (a) (b) (c)	75,500	46,417
Changchun BCHT Biotechnology Co. Ltd. Class A	12,377	48,095
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	48,350	185,629
CStone Pharmaceuticals (a) (c)	99,500	14,529
Security Description	Shares	Value
Daan Gene Co. Ltd. Class A	90,840	$62,212
Everest Medicines Ltd. (a) (b) (c)	29,000	72,728
Gan & Lee Pharmaceuticals Co. Ltd. Class A	23,500	149,095
Getein Biotech, Inc. Class A	103,428	109,933
HBM Holdings Ltd. (a) (c)	279,000	49,315
Hualan Biological Engineering, Inc. Class A	46,600	100,785
I-Mab ADR (a) (b)	26,224	43,794
Imeik Technology Development Co. Ltd. Class A	11,080	261,184
InnoCare Pharma Ltd. (a) (b) (c)	101,000	62,354
Innovent Biologics, Inc. (a) (c)	246,500	1,161,872
Jacobio Pharmaceuticals Group Co. Ltd. (a) (c)	37,200	7,433
JW Cayman Therapeutics Co. Ltd. (a) (b) (c)	59,000	14,812
Keymed Biosciences, Inc. (a) (b) (c)	41,500	179,397
Kintor Pharmaceutical Ltd. (a) (c)	24,000	3,197
Legend Biotech Corp. ADR (a)	11,868	525,634
Lepu Biopharma Co. Ltd. Class H (a) (b) (c)	143,000	64,838
Remegen Co. Ltd. Class H (a) (b) (c)	26,000	81,589
Shanghai Haohai Biological Technology Co. Ltd. Class H (b) (c)	15,680	63,866
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	36,507	145,261
Shanghai Junshi Biosciences Co. Ltd. Class H (a) (b) (c)	11,400	17,084
Shanghai RAAS Blood Products Co. Ltd. Class A	208,200	223,005
Shenzhen Kangtai Biological Products Co. Ltd. Class A	27,160	58,071
Sinocelltech Group Ltd. Class A (a)	11,915	64,219
Sirnaomics Ltd. (a) (b) (c)	18,950	10,388
Walvax Biotechnology Co. Ltd. Class A	42,200	65,778
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	74,000	124,265
Zai Lab Ltd. (a) (b)	168,900	289,887
		7,399,194
BROADLINE RETAIL — 11.3%
Alibaba Group Holding Ltd.	2,915,600	26,327,561
Baozun, Inc. Class A (a)	27,200	20,973
JD.com, Inc. Class A	476,982	6,310,967
MINISO Group Holding Ltd. ADR (b)	22,998	438,572
PDD Holdings, Inc. ADR (a)	140,087	18,624,567
Vipshop Holdings Ltd. ADR	58,309	759,183
Zhejiang China Commodities City Group Co. Ltd. Class A	130,300	132,426
		52,614,249

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
BUILDING PRODUCTS — 0.2%
Beijing New Building Materials PLC Class A	45,700	$185,658
China Lesso Group Holdings Ltd.	231,000	92,313
Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,000	21,261
Triumph New Energy Co. Ltd. Class A (a)	32,600	42,152
Xinyi Glass Holdings Ltd.	505,127	553,819
Zhejiang Weixing New Building Materials Co. Ltd. Class A	72,975	154,129
Zhuzhou Kibing Group Co. Ltd. Class A	61,700	54,509
		1,103,841
CAPITAL MARKETS — 1.9%
Bairong, Inc. (a) (c)	70,000	79,796
Beijing Compass Technology Development Co. Ltd. Class A (a)	9,000	44,884
Caitong Securities Co. Ltd. Class A	206,670	187,114
Central China Securities Co. Ltd. Class H (a)	281,000	36,351
Changjiang Securities Co. Ltd. Class A	240,300	158,974
China Cinda Asset Management Co. Ltd. Class H (b)	1,685,200	140,300
China CITIC Financial Asset Management Co. Ltd. Class H (a) (c)	2,234,000	100,149
China Everbright Ltd.	258,000	130,530
China Galaxy Securities Co. Ltd. Class H	975,500	511,027
China International Capital Corp. Ltd. Class A	62,500	253,481
China International Capital Corp. Ltd. Class H (c)	203,200	226,171
China Merchants Securities Co. Ltd. Class A	176,692	336,644
CITIC Securities Co. Ltd. Class A	188,925	471,740
CITIC Securities Co. Ltd. Class H	282,850	416,627
CSC Financial Co. Ltd. Class A	74,804	197,132
Dongxing Securities Co. Ltd. Class A	155,700	169,757
East Money Information Co. Ltd. Class A	295,158	426,919
Everbright Securities Co. Ltd. Class A	106,300	212,866
GF Securities Co. Ltd. Class A	124,900	208,199
GF Securities Co. Ltd. Class H (b)	158,000	130,935
Guosen Securities Co. Ltd. Class A	147,400	175,446
Guotai Junan International Holdings Ltd.	884,000	67,936
Guotai Junan Securities Co. Ltd. Class A	240,100	445,613
Security Description	Shares	Value
Guoyuan Securities Co. Ltd. Class A	244,640	$203,061
Haitong Securities Co. Ltd. Class A	121,700	142,689
Haitong Securities Co. Ltd. Class H	480,600	223,452
Hithink RoyalFlush Information Network Co. Ltd. Class A	7,500	106,529
Huatai Securities Co. Ltd. Class A	170,700	289,689
Huatai Securities Co. Ltd. Class H (c)	213,600	236,105
Huaxi Securities Co. Ltd. Class A	172,800	155,975
Industrial Securities Co. Ltd. Class A	266,500	184,703
Noah Holdings Ltd. ADR (a)	12,090	116,669
Orient Securities Co. Ltd. Class A	238,708	248,489
Pacific Securities Co. Ltd. Class A (a)	191,100	79,834
Shaanxi International Trust Co. Ltd. Class A	731,430	275,507
Shanxi Securities Co. Ltd. Class A	293,790	189,130
Shenwan Hongyuan Group Co. Ltd. Class A	554,010	327,055
SooChow Securities Co. Ltd. Class A	195,452	157,950
Southwest Securities Co. Ltd. Class A	376,900	184,814
Up Fintech Holding Ltd. ADR (a) (b)	13,764	57,809
Western Securities Co. Ltd. Class A	191,700	162,532
Yangzijiang Financial Holding Ltd.	344,500	88,969
Zheshang Securities Co. Ltd. Class A	184,000	270,171
		8,829,723
CHEMICALS — 1.8%
ADAMA Ltd. Class A (a)	182,100	113,238
Anhui Huaheng Biotechnology Co. Ltd. Class A (a)	7,026	73,514
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	20,000	44,269
Canmax Technologies Co. Ltd. Class A	22,240	52,334
Cathay Biotech, Inc. Class A	14,585	90,676
Chengxin Lithium Group Co. Ltd. Class A	19,900	36,579
China BlueChemical Ltd. Class H	378,000	107,483
China Kings Resources Group Co. Ltd. Class A (a)	25,900	99,083
CNGR Advanced Material Co. Ltd. Class A	11,501	48,818
COFCO Biotechnology Co. Ltd. Class A	244,400	168,382
Do-Fluoride New Materials Co. Ltd. Class A	34,160	57,223
Dongyue Group Ltd. (b)	263,000	285,994

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Fufeng Group Ltd. (b)	230,000	$156,429
Fujian Kuncai Material Technology Co. Ltd. Class A	27,300	108,327
Ganfeng Lithium Group Co. Ltd. Class A	73,300	287,644
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	40,160	78,289
Global New Material International Holdings Ltd. (a) (b)	175,000	88,090
Guangzhou Tinci Materials Technology Co. Ltd. Class A	33,480	80,526
Guizhou Zhongyida Co. Ltd. Class A (a)	61,600	33,581
Hangjin Technology Co. Ltd. Class A	28,000	84,681
Hangzhou Oxygen Plant Group Co. Ltd. Class A	19,200	58,514
Haohua Chemical Science & Technology Co. Ltd. Class A	22,100	87,482
Hengli Petrochemical Co. Ltd. Class A	126,200	241,135
Hengyi Petrochemical Co. Ltd. Class A	173,791	168,772
Hoshine Silicon Industry Co. Ltd. Class A (a)	10,200	65,258
Huabao International Holdings Ltd.	195,000	59,693
Huapont Life Sciences Co. Ltd. Class A	293,900	152,971
Hubei Feilihua Quartz Glass Co. Ltd. Class A	13,100	55,175
Hubei Xingfa Chemicals Group Co. Ltd. Class A	35,200	91,991
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	309,000	156,175
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	109,900	104,017
Jiangsu Cnano Technology Co. Ltd. Class A	9,367	29,612
Jiangsu Eastern Shenghong Co. Ltd. Class A	119,400	130,343
Jiangsu Yoke Technology Co. Ltd. Class A	18,400	158,549
Jinan Shengquan Group Share Holding Co. Ltd. Class A (a)	33,100	91,989
KBC Corp. Ltd. Class A	3,183	12,338
LB Group Co. Ltd. Class A	105,600	268,598
Levima Advanced Materials Corp. Class A	19,300	36,243
Ningbo Shanshan Co. Ltd. Class A	37,700	41,930
Ningxia Baofeng Energy Group Co. Ltd. Class A (a)	131,300	311,666
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	87,400	208,898
Rongsheng Petrochemical Co. Ltd. Class A	228,300	302,071
Sanwei Holding Group Co. Ltd. Class A	52,210	83,669
Security Description	Shares	Value
Satellite Chemical Co. Ltd. Class A	74,136	$182,577
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	5,486	62,608
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	65,464	238,871
Shandong Sinocera Functional Material Co. Ltd. Class A	33,400	81,660
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	5,400	32,944
Shanghai Putailai New Energy Technology Co. Ltd. Class A	42,206	81,685
Shenzhen Capchem Technology Co. Ltd. Class A	8,000	31,295
Shenzhen Dynanonic Co. Ltd. Class A (a)	8,060	31,132
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	12,240	61,243
Shenzhen Senior Technology Material Co. Ltd. Class A	32,779	36,816
Sichuan Development Lomon Co. Ltd. Class A	60,400	55,677
Sichuan Lutianhua Co. Ltd. Class A (a)	98,800	46,958
Sichuan Yahua Industrial Group Co. Ltd. Class A	29,100	35,554
Sinoma Science & Technology Co. Ltd. Class A	47,900	84,635
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	985,999	138,919
Skshu Paint Co. Ltd. Class A	8,456	42,009
Sunresin New Materials Co. Ltd. Class A (a)	15,800	90,374
Tianqi Lithium Corp. Class A	26,100	106,926
Tianqi Lithium Corp. Class H (b)	16,400	47,053
Tongkun Group Co. Ltd. Class A (a)	128,500	280,907
Transfar Zhilian Co. Ltd. Class A	201,300	105,877
Untrade.Lumena Newmat (a) (b) (d)	89,113	—
Wanhua Chemical Group Co. Ltd. Class A	60,600	671,171
Weihai Guangwei Composites Co. Ltd. Class A (a)	18,060	61,422
Xinxiang Chemical Fiber Co. Ltd. Class A (a)	426,300	198,528
Yunnan Energy New Material Co. Ltd. Class A	19,507	84,565
Yunnan Yuntianhua Co. Ltd. Class A	36,000	95,759
Zangge Mining Co. Ltd. Class A	24,000	79,125
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	127,700	59,295
Zhejiang Juhua Co. Ltd. Class A	87,500	289,196
Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	20,100	107,756
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	19,800	21,208

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	15,500	$11,889
		8,567,883
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Changjiu Holdings Ltd.	2,000	14,499
China Conch Environment Protection Holdings Ltd. (a)	444,000	49,476
China Everbright Environment Group Ltd.	862,925	433,264
Hongbo Co. Ltd. Class A (a)	12,300	18,600
Shanghai M&G Stationery, Inc. Class A	41,380	177,290
Zhejiang Weiming Environment Protection Co. Ltd. Class A	36,200	102,042
Zonqing Environmental Ltd. (a) (b)	34,000	126,508
		921,679
COMMUNICATIONS EQUIPMENT — 0.6%
Addsino Co. Ltd. Class A	132,300	106,190
Beijing BDStar Navigation Co. Ltd. Class A	7,200	23,846
BYD Electronic International Co. Ltd.	160,500	801,739
C Fiber Optic (a) (d)	1,131,600	—
CIG Shanghai Co. Ltd. Class A (a)	9,800	43,330
Comba Telecom Systems Holdings Ltd. (b)	708,310	50,805
Fiberhome Telecommunication Technologies Co. Ltd. Class A	22,300	48,566
Fujian Star-net Communication Co. Ltd. Class A	62,500	113,086
Guangzhou Haige Communications Group, Inc. Co. Class A	57,400	81,451
Hengtong Optic-electric Co. Ltd. Class A	43,900	94,825
Hytera Communications Corp. Ltd. Class A (a)	7,400	4,125
Suzhou TFC Optical Communication Co. Ltd. Class A	9,100	110,209
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	17,400	43,352
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	33,000	109,972
Yealink Network Technology Corp. Ltd. Class A	22,380	112,715
Zhongji Innolight Co. Ltd. Class A	21,640	408,682
ZTE Corp. Class A (a)	76,400	292,693
ZTE Corp. Class H (a)	151,597	335,527
		2,781,113
CONSTRUCTION & ENGINEERING — 0.8%
China Communications Services Corp. Ltd. Class H	705,600	380,482
China Conch Venture Holdings Ltd. (a)	392,000	365,520
Security Description	Shares	Value
China Energy Engineering Corp. Ltd. Class A (a)	320,600	$93,095
China National Chemical Engineering Co. Ltd. Class A (a)	88,300	99,659
China Railway Group Ltd. Class A	280,300	250,321
China Railway Group Ltd. Class H	901,000	497,388
China State Construction Engineering Corp. Ltd. Class A	799,400	581,414
China State Construction International Holdings Ltd.	198,000	270,343
CSSC Science & Technology Co. Ltd. Class A (a)	31,200	57,777
Metallurgical Corp. of China Ltd. Class A	587,800	249,585
Metallurgical Corp. of China Ltd. Class H	318,000	65,169
Power Construction Corp. of China Ltd. Class A	346,200	265,073
Shanghai Construction Group Co. Ltd. Class A	486,400	143,238
Shenzhen SED Industry Co. Ltd. Class A	29,900	61,349
Sichuan Road & Bridge Group Co. Ltd. Class A (a)	87,400	94,453
Sinoma International Engineering Co. Class A	74,000	122,238
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	182,600	75,783
Xinte Energy Co. Ltd. Class H (a) (b)	49,600	51,459
		3,724,346
CONSTRUCTION MATERIALS — 0.4%
Anhui Conch Cement Co. Ltd. Class A	57,400	185,467
Anhui Conch Cement Co. Ltd. Class H	271,000	645,618
BBMG Corp. Class H (b)	623,000	44,686
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	52,600	88,905
China Jushi Co. Ltd. Class A	179,770	272,086
China National Building Material Co. Ltd. Class H (b)	922,000	330,661
China Resources Building Materials Technology Holdings Ltd.	437,163	77,271
CSG Holding Co. Ltd. Class A	250,517	172,939
Huaxin Cement Co. Ltd. Class A	88,800	167,241
Sichuan Hexie Shuangma Co. Ltd. Class A	60,500	99,523
Tangshan Jidong Cement Co. Ltd. Class A (a)	3,600	2,002
		2,086,399
CONSUMER FINANCE — 0.5%
Alibaba Health Information Technology Ltd. (a) (b)	982,000	393,685
Dada Nexus Ltd. ADR (a) (b)	24,599	30,995

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
DingDong Cayman Ltd. ADR (a) (b)	24,749	$49,250
FinVolution Group ADR	15,183	72,423
JD Health International, Inc. (a) (b) (c)	207,100	563,680
Jiajiayue Group Co. Ltd. Class A	60,408	67,103
Laobaixing Pharmacy Chain JSC Class A	40,365	101,509
LexinFintech Holdings Ltd. ADR (b)	40,258	66,426
Lufax Holding Ltd. ADR (b)	54,283	128,651
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	122,054	178,843
Qifu Technology, Inc. ADR	25,947	511,934
Qudian, Inc. ADR (a) (b)	33,803	66,930
Yifeng Pharmacy Chain Co. Ltd. Class A	33,856	113,845
		2,345,274
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.0% (e)
Shenzhen Pagoda Industrial Group Corp. Ltd.	150,500	47,613
Sipai Health Technology Co. Ltd. (a) (b)	11,200	8,952
Sun Art Retail Group Ltd. (b)	392,500	74,906
		131,471
CONTAINERS & PACKAGING — 0.1%
CPMC Holdings Ltd.	173,000	153,558
Greatview Aseptic Packaging Co. Ltd. (a)	220,000	67,346
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	53,140	186,260
		407,164
DIVERSIFIED CONSUMER SERVICES — 0.9%
China Chunlai Education Group Co. Ltd. (b)	57,000	32,926
China Education Group Holdings Ltd.	217,895	125,869
China Yuhua Education Corp. Ltd. (a) (c)	230,000	12,226
East Buy Holding Ltd. (a) (b) (c)	97,500	157,601
Fenbi Ltd. (a)	93,500	49,939
Fu Shou Yuan International Group Ltd.	340,000	212,516
Gaotu Techedu, Inc. ADR (a) (b)	28,507	139,684
New Oriental Education & Technology Group, Inc. (a)	292,500	2,236,628
Offcn Education Technology Co. Ltd. Class A (a)	36,400	7,628
TAL Education Group ADR (a)	91,458	975,857
Tianli International Holdings Ltd.	240,000	137,101
Youdao, Inc. ADR (a) (b)	4,040	15,837
Zhejiang Yasha Decoration Co. Ltd. Class A	319,200	142,093
		4,245,905
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
China Tower Corp. Ltd. Class H (c)	8,836,000	$1,143,065
CITIC Telecom International Holdings Ltd.	629,000	211,079
		1,354,144
ELECTRICAL EQUIPMENT — 1.6%
Beijing Easpring Material Technology Co. Ltd. Class A	7,100	33,366
CBAK Energy Technology, Inc. (a) (b)	56,956	78,030
Contemporary Amperex Technology Co. Ltd. Class A	73,960	1,823,763
Dajin Heavy Industry Co. Ltd. Class A	20,800	65,185
Dongfang Electric Corp. Ltd. Class A	148,400	375,022
Eve Energy Co. Ltd. Class A	48,600	265,738
Fangda Carbon New Material Co. Ltd. Class A (a)	199,560	117,809
Farasis Energy Gan Zhou Co. Ltd. Class A (a)	47,025	61,834
Fullshare Holdings Ltd. (a) (b)	82,100	4,890
Ginlong Technologies Co. Ltd. Class A	8,450	48,194
Goldwind Science & Technology Co. Ltd. Class A	131,100	120,670
Goldwind Science & Technology Co. Ltd. Class H (b)	206,760	84,215
Goneo Group Co. Ltd. Class A	10,005	105,684
GoodWe Technologies Co. Ltd. Class A	4,228	32,500
Gotion High-tech Co. Ltd. Class A	40,800	107,018
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	5,700	14,319
Henan Pinggao Electric Co. Ltd. Class A	71,100	189,416
Hoymiles Power Electronics, Inc. Class A	3,824	60,119
Jiangsu Zhongtian Technology Co. Ltd. Class A	61,900	134,384
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	36,100	40,299
JL Mag Rare-Earth Co. Ltd. Class A	37,820	67,136
Ming Yang Smart Energy Group Ltd. Class A (a)	45,500	58,831
Nantong Jianghai Capacitor Co. Ltd. Class A	36,200	65,698
NARI Technology Co. Ltd. Class A	148,983	509,340
Ningbo Orient Wires & Cables Co. Ltd. Class A	12,700	84,906
Ningbo Ronbay New Energy Technology Co. Ltd. Class A (a)	9,502	30,299
Ningbo Sanxing Medical Electric Co. Ltd. Class A	37,300	178,815
Pylon Technologies Co. Ltd. Class A	3,613	19,651

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Qingdao TGOOD Electric Co. Ltd. Class A	54,000	$148,815
Shanghai Electric Group Co. Ltd. Class A (a)	333,500	169,014
Shanghai Electric Group Co. Ltd. Class H (a)	652,000	127,771
Shanghai Liangxin Electrical Co. Ltd. Class A	32,250	30,303
Shanghai Moons' Electric Co. Ltd. Class A	12,200	67,226
Shenzhen Kstar Science & Technology Co. Ltd. Class A	22,000	53,336
Shenzhen Megmeet Electrical Co. Ltd. Class A (a)	33,100	117,151
Shijiazhuang Shangtai Technology Co. Ltd. Class A	8,600	50,911
Sieyuan Electric Co. Ltd. Class A	20,800	190,597
Sungrow Power Supply Co. Ltd. Class A	44,940	381,822
Sunwoda Electronic Co. Ltd. Class A	34,700	72,101
TBEA Co. Ltd. Class A	111,350	211,540
Tech-Pro, Inc. (a) (b) (d)	4,481,396	—
Tellhow Sci-Tech Co. Ltd. Class A (a)	333,370	173,971
Titan Wind Energy Suzhou Co. Ltd. Class A (a)	34,900	42,736
Xiangtan Electric Manufacturing Co. Ltd. Class A (a)	57,600	78,421
Xuji Electric Co. Ltd. Class A	51,100	240,842
Zhejiang Chint Electrics Co. Ltd. Class A	73,800	192,666
Zhejiang HangKe Technology, Inc. Co. Class A	17,821	42,594
Zhejiang Narada Power Source Co. Ltd. Class A (a)	35,300	40,034
Zhuhai CosMX Battery Co. Ltd. Class A (a)	40,098	81,834
		7,290,816
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
AAC Technologies Holdings, Inc.	156,745	616,348
Accelink Technologies Co. Ltd. Class A	29,900	153,046
Anxin-China Holdings Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co. Ltd. Class A	47,100	256,504
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,200	24,288
BOE Technology Group Co. Ltd. Class A	716,900	401,614
Castech, Inc. Class A	27,390	84,524
CETC Cyberspace Security Technology Co. Ltd. Class A	40,100	78,158
Chaozhou Three-Circle Group Co. Ltd. Class A	49,300	197,110
Security Description	Shares	Value
China Railway Signal & Communication Corp. Ltd. Class A	295,261	$242,652
China Zhenhua Group Science & Technology Co. Ltd. Class A	15,100	85,895
Eoptolink Technology, Inc. Ltd. Class A (a)	5,600	80,960
Foxconn Industrial Internet Co. Ltd. Class A	253,400	951,007
GoerTek, Inc. Class A	89,900	240,239
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	18,900	76,445
Hebei Sinopack Electronic Technology Co. Ltd. Class A	7,420	46,995
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	33,100	56,535
Hollysys Automation Technologies Ltd. (a) (b)	12,556	271,712
Huagong Tech Co. Ltd. Class A	33,000	135,284
IRICO Display Devices Co. Ltd. Class A (a)	145,300	135,531
Kingboard Holdings Ltd.	166,499	391,968
Kingboard Laminates Holdings Ltd. (b)	174,500	187,745
Lens Technology Co. Ltd. Class A	117,200	292,966
Lingyi iTech Guangdong Co. Class A	168,900	164,716
Luxshare Precision Industry Co. Ltd. Class A (a)	135,463	729,374
Maxscend Microelectronics Co. Ltd. Class A	10,953	116,628
OFILM Group Co. Ltd. Class A (a)	112,400	120,239
Raytron Technology Co. Ltd. Class A (a)	18,363	70,350
Sai Micro Electronics, Inc. Class A	38,300	83,253
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	4,882	123,407
Shengyi Technology Co. Ltd. Class A	65,500	188,941
Shennan Circuits Co. Ltd. Class A	17,820	258,165
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	73,500	103,895
Shenzhen Kaifa Technology Co. Ltd. Class A	56,800	117,632
Shenzhen Kinwong Electronic Co. Ltd. Class A	47,900	208,636
Sunny Optical Technology Group Co. Ltd.	143,000	883,745
SUPCON Technology Co. Ltd. Class A	25,201	130,132
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	76,400	216,616
TCL Technology Group Corp. Class A	523,230	309,601
Tianma Microelectronics Co. Ltd. Class A (a)	119,900	119,558
Unisplendour Corp. Ltd. Class A	74,076	226,768

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Universal Scientific Industrial Shanghai Co. Ltd. Class A	90,200	$198,293
Victory Giant Technology Huizhou Co. Ltd. Class A	32,900	145,374
Visionox Technology, Inc. Class A (a)	90,000	74,950
Wasion Holdings Ltd.	194,000	169,962
Wingtech Technology Co. Ltd. Class A (a)	35,600	137,751
Wuhan Guide Infrared Co. Ltd. Class A	245,853	198,343
Wuhan Huazhong Numerical Control Co. Ltd. Class A	9,600	29,572
Wuhan Jingce Electronic Group Co. Ltd. Class A	5,700	44,119
WUS Printed Circuit Kunshan Co. Ltd. Class A	46,510	232,523
XGD, Inc. Class A	23,100	52,649
Xiamen Faratronic Co. Ltd. Class A	5,400	56,346
Zhejiang Dahua Technology Co. Ltd. Class A	77,900	164,958
		10,684,022
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group	664,000	42,098
China Oilfield Services Ltd. Class H	435,900	418,737
China Petroleum Engineering Corp. Class A	184,000	78,632
COFCO Capital Holdings Co. Ltd. Class A	75,800	77,764
Offshore Oil Engineering Co. Ltd. Class A	143,200	115,920
Sinopec Oilfield Service Corp. Class H (a)	988,000	64,539
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	32,800	157,601
		955,291
ENTERTAINMENT — 2.6%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	51,200	91,518
Alibaba Pictures Group Ltd. (a) (b)	3,590,000	190,825
Beijing Enlight Media Co. Ltd. Class A	98,100	113,003
Bilibili, Inc. Class Z (a) (b)	48,280	784,734
China Film Co. Ltd. Class A (a)	73,900	108,914
Cloud Music, Inc. (a) (c)	13,550	174,421
CTEG (a) (b) (d)	1,980,400	—
DouYu International Holdings Ltd. ADR (a) (b)	3,202	35,190
G-bits Network Technology Xiamen Co. Ltd. Class A	4,246	103,526
Giant Network Group Co. Ltd. Class A	78,800	101,888
HUYA, Inc. ADR	26,117	103,162
Security Description	Shares	Value
iDreamSky Technology Holdings Ltd. (a) (b) (c)	187,200	$71,213
iQIYI, Inc. ADR (a)	97,306	357,113
Kingnet Network Co. Ltd. Class A	59,700	78,092
Kingsoft Corp. Ltd.	202,400	584,589
Kunlun Tech Co. Ltd. Class A	19,600	86,552
Mango Excellent Media Co. Ltd. Class A	42,666	122,139
Maoyan Entertainment (a) (b) (c)	93,600	96,509
NetDragon Websoft Holdings Ltd.	75,500	114,110
NetEase, Inc.	337,600	6,447,237
Perfect World Co. Ltd. Class A	60,200	62,667
Sohu.com Ltd. ADR (a)	7,383	102,771
Star CM Holdings Ltd. (a) (b)	18,800	9,945
Talkweb Information System Co. Ltd. Class A (a)	18,500	28,051
Tencent Music Entertainment Group ADR	127,987	1,798,217
Wanda Film Holding Co. Ltd. Class A (a)	90,400	149,700
XD, Inc. (a) (b)	46,800	112,813
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	224,412	105,431
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	38,800	46,820
Zx, Inc. (a)	23,800	49,323
		12,230,473
FINANCIAL SERVICES — 0.1%
AVIC Industry-Finance Holdings Co. Ltd. Class A	342,200	104,054
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	17,589,376	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	17,798,900	—
Far East Horizon Ltd. (b)	423,000	275,231
Hi Sun Technology China Ltd. (a)	555,000	30,923
Yeahka Ltd. (a) (b)	23,600	30,228
		440,436
FOOD PRODUCTS — 1.5%
Anjoy Foods Group Co. Ltd. Class A	8,792	89,487
Ausnutria Dairy Corp. Ltd.	26,900	7,649
China Feihe Ltd. (c)	621,000	287,139
China Huishan Dairy Holdings Co. Ltd. (a) (d)	2,729,000	—
China Mengniu Dairy Co. Ltd.	618,220	1,108,574
COFCO Joycome Foods Ltd. (a) (b)	367,000	78,031
Foshan Haitian Flavouring & Food Co. Ltd. Class A	97,373	459,734
Fujian Sunner Development Co. Ltd. Class A	62,800	117,328
Guangdong Haid Group Co. Ltd. Class A	36,200	233,289

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Health & Happiness H&H International Holdings Ltd.	33,000	$37,787
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	30,900	90,023
Henan Shuanghui Investment & Development Co. Ltd. Class A	64,300	209,347
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	102,000	361,010
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	34,993	108,753
Juewei Food Co. Ltd. Class A	7,300	15,398
Muyuan Foods Co. Ltd. Class A	99,346	593,285
New Hope Liuhe Co. Ltd. Class A (a)	105,000	131,451
Tingyi Cayman Islands Holding Corp.	363,844	438,529
Toly Bread Co. Ltd. Class A	74,880	52,000
Uni-President China Holdings Ltd.	322,400	294,427
Want Want China Holdings Ltd.	1,001,933	605,723
Weilong Delicious Global Holdings Ltd.	71,800	50,580
Wens Foodstuffs Group Co. Ltd. Class A	104,800	284,506
WH Group Ltd. (c)	1,640,183	1,079,814
Yihai International Holding Ltd.	101,000	169,468
Yihai Kerry Arawana Holdings Co. Ltd. Class A	22,900	85,787
		6,989,119
GAS UTILITIES — 0.5%
Beijing Enterprises Holdings Ltd.	79,500	266,785
China Gas Holdings Ltd.	560,600	502,626
China Resources Gas Group Ltd.	183,200	641,766
Chongqing Gas Group Corp. Ltd. Class A	100,200	74,386
ENN Natural Gas Co. Ltd. Class A	38,400	109,401
Kunlun Energy Co. Ltd.	763,400	792,010
		2,386,974
GROUND TRANSPORTATION — 0.5%
ANE Cayman, Inc. (a)	119,000	102,883
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	761,500	560,107
Canggang Railway Ltd.	400,000	44,573
China High Speed Railway Technology Co. Ltd. Class A (a)	486,154	128,516
Daqin Railway Co. Ltd. Class A	210,003	205,952
Full Truck Alliance Co. Ltd. ADR	134,864	1,084,306
Guangshen Railway Co. Ltd. Class H	644,000	174,870
		2,301,207
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
AK Medical Holdings Ltd. (b) (c)	94,000	51,892
Angelalign Technology, Inc. (c)	15,600	113,392
APT Medical, Inc. Class A (a)	1,448	90,460
Security Description	Shares	Value
Autobio Diagnostics Co. Ltd. Class A	20,300	$128,098
Intco Medical Technology Co. Ltd. Class A	32,860	120,668
iRay Technology Co. Ltd. Class A	2,023	31,929
Jafron Biomedical Co. Ltd. Class A	8,855	33,002
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	33,682	173,465
Lifetech Scientific Corp. (a) (b)	408,000	72,639
Microport Cardioflow Medtech Corp. (a) (b) (c)	47,000	4,996
Microport Scientific Corp. (a) (b)	154,911	104,565
Ovctek China, Inc. Class A	19,700	42,310
Qingdao Haier Biomedical Co. Ltd. Class A	8,602	43,830
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	567,200	270,254
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	47,500	53,600
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	20,000	796,921
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	18,200	168,118
Sinocare, Inc. Class A	27,500	95,448
Sonoscape Medical Corp. Class A	18,200	98,667
Venus MedTech Hangzhou, Inc. Class H (a) (c) (d)	41,000	22,135
		2,516,389
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Aier Eye Hospital Group Co. Ltd. Class A	187,645	265,243
Chengdu Bright Eye Hospital Co. Ltd. Class A	6,600	31,939
China Meheco Group Co. Ltd. Class A	32,400	44,911
China National Accord Medicines Corp. Ltd. Class A	33,120	146,210
China Resources Medical Holdings Co. Ltd. (b)	238,500	107,834
ClouDr Group Ltd. (a)	98,500	23,592
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	16,500	66,286
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	62,000	163,986
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	7,700	28,677
Gushengtang Holdings Ltd. (b)	21,800	104,708
Huadong Medicine Co. Ltd. Class A	49,100	187,029
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	69,400	250,225
Jinxin Fertility Group Ltd. (b) (c)	443,000	157,740
Jointown Pharmaceutical Group Co. Ltd. Class A	260,232	173,943

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	134,100	$69,430
New Horizon Health Ltd. (a) (b) (c)	47,500	86,027
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	221,400	332,920
Sinopharm Group Co. Ltd. Class H	278,000	738,850
Topchoice Medical Corp. Class A (a)	8,800	65,149
		3,044,699
HEALTH CARE TECHNOLOGY — 0.0% (e)
Winning Health Technology Group Co. Ltd. Class A	118,100	95,440
Yidu Tech, Inc. (a) (b) (c)	74,400	36,402
		131,842
HOTELS, RESTAURANTS & LEISURE — 4.9%
Atour Lifestyle Holdings Ltd. ADR (b)	3,010	55,234
China Travel International Investment Hong Kong Ltd.	1,256,000	186,613
H World Group Ltd.	280,400	933,781
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	765,000	68,589
Haidilao International Holding Ltd. (b) (c)	328,000	589,840
Helens International Holdings Co. Ltd. (b)	89,500	25,678
Jiumaojiu International Holdings Ltd. (b) (c)	198,000	102,710
Meituan Class B (a) (c)	848,081	12,068,268
Nayuki Holdings Ltd. (a) (b)	125,500	33,113
Shanghai Jinjiang International Hotels Co. Ltd. Class A (a)	41,210	129,712
Songcheng Performance Development Co. Ltd. Class A	101,200	111,307
Tongcheng Travel Holdings Ltd.	200,507	399,093
TravelSky Technology Ltd. Class H	220,000	258,114
Trip.com Group Ltd. (a)	107,975	5,180,654
Xiabuxiabu Catering Management China Holdings Co. Ltd. (c)	179,000	31,410
Yum China Holdings, Inc.	81,201	2,504,239
		22,678,355
HOUSEHOLD DURABLES — 0.9%
Beijing Roborock Technology Co. Ltd. Class A	2,415	129,866
Chervon Holdings Ltd. (b)	26,200	61,075
Ecovacs Robotics Co. Ltd. Class A	5,500	35,542
Edifier Technology Co. Ltd. Class A	33,200	59,799
Gree Electric Appliances, Inc. of Zhuhai Class A	90,000	483,478
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	14,800	28,522
Haier Smart Home Co. Ltd. Class A	124,400	483,570
Security Description	Shares	Value
Haier Smart Home Co. Ltd. Class H	421,200	$1,408,064
Hang Zhou Great Star Industrial Co. Ltd. Class A	41,200	139,387
Hangzhou Robam Appliances Co. Ltd. Class A	41,600	125,925
Hisense Home Appliances Group Co. Ltd. Class H	66,000	217,255
Hisense Visual Technology Co. Ltd. Class A	35,900	121,652
Jason Furniture Hangzhou Co. Ltd. Class A	24,640	108,977
Joyoung Co. Ltd. Class A	74,154	106,444
JS Global Lifestyle Co. Ltd. (c)	169,500	33,434
KingClean Electric Co. Ltd. Class A	36,260	107,277
Oppein Home Group, Inc. Class A	18,180	133,371
Shenzhen MTC Co. Ltd. Class A	312,600	205,950
Sichuan Changhong Electric Co. Ltd. Class A	155,200	95,448
Skyworth Group Ltd.	403,793	159,295
Zhejiang Supor Co. Ltd. Class A	23,865	163,767
		4,408,098
HOUSEHOLD PRODUCTS — 0.0% (e)
Blue Moon Group Holdings Ltd. (c)	194,000	51,436
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.0%
Beijing Jingneng Clean Energy Co. Ltd. Class H	506,000	120,547
CGN New Energy Holdings Co. Ltd. (b)	234,000	76,427
CGN Power Co. Ltd. Class H (c)	2,395,000	1,055,255
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	580,000	150,063
China Longyuan Power Group Corp. Ltd. Class H (b)	724,000	650,982
China National Nuclear Power Co. Ltd. Class A	308,500	450,442
China Power International Development Ltd. (b)	1,035,000	536,894
China Resources Power Holdings Co. Ltd.	416,092	1,276,405
China Three Gorges Renewables Group Co. Ltd. Class A	458,100	273,573
China Yangtze Power Co. Ltd. Class A	382,700	1,515,945
Concord New Energy Group Ltd.	2,140,000	164,459
Datang International Power Generation Co. Ltd. Class H	958,287	204,977
GCL Energy Technology Co. Ltd. Class A	62,300	67,925
GD Power Development Co. Ltd. Class A	293,200	240,557
Guangdong Electric Power Development Co. Ltd. Class A	112,200	78,070
Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	945,901	209,888

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Huadian Power International Corp. Ltd. Class H (b)	562,000	$340,480
Huaneng Power International, Inc. Class A (a)	73,900	97,375
Huaneng Power International, Inc. Class H (a)	914,129	677,922
SDIC Power Holdings Co. Ltd. Class A	115,900	289,558
Shanghai Electric Power Co. Ltd. Class A	62,200	84,258
Shenergy Co. Ltd. Class A	140,000	169,323
Sichuan Chuantou Energy Co. Ltd. Class A	109,400	280,960
Sichuan New Energy Power Co. Ltd. Class A (a)	36,000	53,106
Xinyi Energy Holdings Ltd. (b)	407,655	52,736
Zhejiang Zheneng Electric Power Co. Ltd. Class A (a)	308,100	300,046
		9,418,173
INDUSTRIAL CONGLOMERATES — 0.3%
Beijing Aerospace Changfeng Co. Ltd. Class A	118,600	166,183
China Baoan Group Co. Ltd. Class A	47,700	56,188
CITIC Ltd.	916,000	833,004
CITIC Resources Holdings Ltd.	1,218,000	70,203
Shanghai Industrial Holdings Ltd.	217,000	324,080
		1,449,658
INSURANCE — 3.0%
China Life Insurance Co. Ltd. Class A	93,800	398,925
China Life Insurance Co. Ltd. Class H	1,421,040	2,009,412
China Pacific Insurance Group Co. Ltd. Class A (a)	131,200	500,658
China Pacific Insurance Group Co. Ltd. Class H	471,600	1,151,305
China Reinsurance Group Corp. Class H (a)	741,000	54,099
China Taiping Insurance Holdings Co. Ltd.	337,491	344,952
Fanhua, Inc. ADR (a) (b)	8,894	17,699
Hubei Biocause Pharmaceutical Co. Ltd. Class A (a)	225,900	54,148
New China Life Insurance Co. Ltd. Class A	35,400	145,608
New China Life Insurance Co. Ltd. Class H	181,700	346,764
People's Insurance Co. Group of China Ltd. Class A	174,900	123,374
People's Insurance Co. Group of China Ltd. Class H (a)	1,366,000	468,899
PICC Property & Casualty Co. Ltd. Class H (a)	1,310,287	1,627,915
Ping An Insurance Group Co. of China Ltd. Class A	211,800	1,199,867
Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	1,183,600	$5,366,632
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	113,000	196,549
		14,006,806
INTERACTIVE MEDIA & SERVICES — 14.6%
Autohome, Inc. ADR	13,483	370,108
Baidu, Inc. Class A (a)	443,650	4,844,271
China Metal Recycling Holdings Ltd. (a) (b) (d)	268,085	—
Hello Group, Inc. ADR	30,827	188,661
JOYY, Inc. ADR	10,646	320,338
Kanzhun Ltd. ADR	66,304	1,247,178
Kuaishou Technology (a) (c)	496,100	2,932,476
Meitu, Inc. (b) (c)	579,000	195,784
Tencent Holdings Ltd.	1,215,815	57,992,354
Weibo Corp. ADR	13,901	106,760
Zhihu, Inc. ADR (a) (b)	17,053	46,555
		68,244,485
IT SERVICES — 0.3%
Beijing Ultrapower Software Co. Ltd. Class A	29,000	32,254
China TransInfo Technology Co. Ltd. Class A	90,600	112,554
Chinasoft International Ltd. (b)	598,000	314,801
Digital China Group Co. Ltd. Class A	23,700	74,306
Digital China Holdings Ltd.	186,000	79,571
GDS Holdings Ltd. Class A (a) (b)	198,600	237,331
INESA Intelligent Tech, Inc. Class A	48,000	72,583
Isoftstone Information Technology Group Co. Ltd. Class A	21,000	101,277
Kingsoft Cloud Holdings Ltd. (a) (b)	384,000	67,382
Taiji Computer Corp. Ltd. Class A	22,400	69,187
Vnet Group, Inc. ADR (a) (b)	28,225	59,131
		1,220,377
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A (a)	74,800	61,268
Shanghai Yaoji Technology Co. Ltd. Class A	19,500	54,540
Zhejiang Cfmoto Power Co. Ltd. Class A	8,000	155,971
		271,779
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Genscript Biotech Corp. (a) (b)	202,000	215,262
Hangzhou Tigermed Consulting Co. Ltd. Class A	29,000	193,046
Hangzhou Tigermed Consulting Co. Ltd. Class H (c)	6,000	21,211
Joinn Laboratories China Co. Ltd. Class A	20,329	36,950
Maccura Biotechnology Co. Ltd. Class A (a)	12,800	19,952

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Pharmaron Beijing Co. Ltd. Class A	60,900	$154,985
Pharmaron Beijing Co. Ltd. Class H (b) (c)	7,750	8,388
Shanghai Medicilon, Inc. Class A (a)	2,454	8,756
Viva Biotech Holdings (a) (c)	111,000	7,535
WuXi AppTec Co. Ltd. Class A	74,084	397,673
WuXi AppTec Co. Ltd. Class H (c)	49,500	185,132
Wuxi Biologics Cayman, Inc. (a) (c)	713,500	1,054,614
		2,303,504
MACHINERY — 1.9%
Anhui Heli Co. Ltd. Class A	35,500	105,223
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	19,000	21,002
China CSSC Holdings Ltd. Class A	91,400	509,652
China International Marine Containers Group Co. Ltd. Class H	222,990	201,072
CIMC Enric Holdings Ltd.	194,000	195,556
CRRC Corp. Ltd. Class A	682,100	701,640
CRRC Corp. Ltd. Class H	352,000	227,231
Dongguan Yiheda Automation Co. Ltd. Class A	18,500	49,817
First Tractor Co. Ltd. Class H	210,000	198,773
Haitian International Holdings Ltd.	142,000	403,771
Hangcha Group Co. Ltd. Class A	49,140	132,191
Han's Laser Technology Industry Group Co. Ltd. Class A	46,500	132,478
Hefei Meiya Optoelectronic Technology, Inc. Class A	73,080	165,162
Jiangsu Hengli Hydraulic Co. Ltd. Class A	35,196	224,553
Keda Industrial Group Co. Ltd. Class A (a)	46,100	53,230
Leader Harmonious Drive Systems Co. Ltd. Class A	4,762	53,550
Lonking Holdings Ltd.	891,000	166,619
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	7,200	14,813
Ningbo Deye Technology Co. Ltd. Class A	7,392	75,268
North Industries Group Red Arrow Co. Ltd. Class A	26,000	52,243
RongFa Nuclear Equipment Co. Ltd. Class A (a)	73,600	34,679
Sany Heavy Equipment International Holdings Co. Ltd.	191,000	118,895
Sany Heavy Industry Co. Ltd. Class A	190,418	430,347
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A (a)	20,400	106,654
Shannon Semiconductor Technology Co. Ltd. Class A	18,900	76,549
Security Description	Shares	Value
Shenzhen Inovance Technology Co. Ltd. Class A	47,450	$333,411
Siasun Robot & Automation Co. Ltd. Class A (a)	70,000	93,386
Sinotruk Hong Kong Ltd.	112,000	291,211
Weichai Power Co. Ltd. Class H	455,680	871,975
Wuxi Lead Intelligent Equipment Co. Ltd. Class A (a)	29,000	66,057
XCMG Construction Machinery Co. Ltd. Class A (a)	348,600	341,397
Xi'an Bright Laser Technologies Co. Ltd. Class A	9,241	61,325
Yangzijiang Shipbuilding Holdings Ltd.	570,400	1,035,369
Yantai Eddie Precision Machinery Co. Ltd. Class A	11,500	22,099
Yutong Bus Co. Ltd. Class A	63,400	224,045
Zhejiang Dingli Machinery Co. Ltd. Class A	16,400	135,722
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	64,400	168,303
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	48,400	98,115
Zhuzhou CRRC Times Electric Co. Ltd. Class H (a)	126,400	498,645
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	487,600	315,391
		9,007,419
MARINE — 0.7%
Antong Holdings Co. Ltd. Class A (a)	307,900	98,264
COSCO SHIPPING Holdings Co. Ltd. Class A	53,500	113,509
COSCO SHIPPING Holdings Co. Ltd. Class H	799,577	1,398,958
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (a)	111,900	93,801
Hainan Strait Shipping Co. Ltd. Class A	103,400	73,080
Orient Overseas International Ltd.	24,500	397,591
Shanghai Zhonggu Logistics Co. Ltd. Class A	75,600	90,502
SITC International Holdings Co. Ltd.	283,000	768,450
Xingtong Shipping Co. Ltd. Class A	29,500	55,922
		3,090,077
MEDIA — 0.4%
Bluefocus Intelligent Communications Group Co. Ltd. Class A	89,400	66,614
China Literature Ltd. (a) (b) (c)	92,000	296,360
China Publishing & Media Co. Ltd. Class A (a)	52,100	42,175
China Science Publishing & Media Ltd. Class A	20,300	53,163

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
China South Publishing & Media Group Co. Ltd. Class A	35,356	$60,147
Chinese Universe Publishing & Media Group Co. Ltd. Class A	32,800	66,670
COL Group Co. Ltd. Class A (a)	21,800	64,437
Flowing Cloud Technology Ltd. (a) (b)	359,000	23,451
Focus Media Information Technology Co. Ltd. Class A	249,500	207,095
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	59,100	88,721
NanJi E-Commerce Co. Ltd. Class A	196,400	69,942
People.cn Co. Ltd. Class A	22,800	62,427
Shandong Publishing & Media Co. Ltd. Class A	74,513	120,636
Southern Publishing & Media Co. Ltd. Class A	35,900	61,121
Wasu Media Holding Co. Ltd. Class A	169,900	146,143
Xinhua Winshare Publishing & Media Co. Ltd. Class H	126,000	156,866
Xinhuanet Co. Ltd. Class A	18,400	54,211
		1,640,179
METALS & MINING — 2.8%
Aluminum Corp. of China Ltd. Class H	1,112,000	759,147
Angang Steel Co. Ltd. Class H (a)	667,435	104,295
Anhui Honglu Steel Construction Group Co. Ltd. Class A	32,830	76,310
Baoshan Iron & Steel Co. Ltd. Class A	466,800	425,186
China Hongqiao Group Ltd. (b)	452,500	685,062
China Nonferrous Mining Corp. Ltd.	187,000	163,111
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	90,900	214,150
China Rare Earth Resources & Technology Co. Ltd. Class A	25,300	87,847
China Zhongwang Holdings Ltd. (a) (b) (d)	1,029,600	—
Chongqing Iron & Steel Co. Ltd. Class A (a)	772,200	106,826
Citic Pacific Special Steel Group Co. Ltd. Class A	59,900	111,335
CMOC Group Ltd. Class A	472,400	549,991
CMOC Group Ltd. Class H	636,000	581,633
GEM Co. Ltd. Class A	121,700	106,183
Guangdong HEC Technology Holding Co. Ltd. Class A	149,000	143,676
Guangdong Hongda Holdings Group Co. Ltd. Class A	46,600	128,486
Guocheng Mining Co. Ltd. Class A	61,900	80,715
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	61,000	169,026
Hunan Valin Steel Co. Ltd. Class A	140,600	85,313
Security Description	Shares	Value
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	1,153,300	$221,155
Inner Mongolia ERDOS Resources Co. Ltd. Class A	52,220	70,954
JCHX Mining Management Co. Ltd. Class A	18,400	127,349
Jiangxi Copper Co. Ltd. Class H	345,000	688,462
Jinduicheng Molybdenum Co. Ltd. Class A	75,600	107,795
Maanshan Iron & Steel Co. Ltd. Class A	514,100	142,241
Maanshan Iron & Steel Co. Ltd. Class H (a)	84,000	12,158
MMG Ltd. (a) (b)	780,000	297,718
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	308,100	105,501
Shandong Gold Mining Co. Ltd. Class A	158,720	595,239
Shandong Nanshan Aluminum Co. Ltd. Class A	239,800	125,141
Shanxi Meijin Energy Co. Ltd. Class A (a)	160,700	104,773
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	133,200	61,666
Shenghe Resources Holding Co. Ltd. Class A	44,400	52,422
Shougang Fushan Resources Group Ltd.	843,422	345,691
Sinomine Resource Group Co. Ltd. Class A	9,420	34,579
Tiangong International Co. Ltd. (b)	166,000	38,697
Tianshan Aluminum Group Co. Ltd. Class A	93,000	103,307
Western Superconducting Technologies Co. Ltd. Class A (a)	12,606	66,165
Xiamen Tungsten Co. Ltd. Class A	92,600	218,790
Xinxing Ductile Iron Pipes Co. Ltd. Class A	332,800	158,631
Xizang Zhufeng Resources Co. Ltd. Class A (a)	21,960	27,793
Yintai Gold Co. Ltd. Class A	64,700	144,362
YongXing Special Materials Technology Co. Ltd. Class A	4,970	24,357
Youngy Co. Ltd. Class A	5,811	23,894
Yunnan Aluminium Co. Ltd. Class A	66,300	122,686
Zhaojin Mining Industry Co. Ltd. Class H (b)	296,000	496,657
Zhejiang Hailiang Co. Ltd. Class A	135,700	148,323
Zhejiang Huayou Cobalt Co. Ltd. Class A	41,050	124,429
Zhongjin Gold Corp. Ltd. Class A	114,400	231,907
Zijin Mining Group Co. Ltd. Class A	281,000	676,246

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Zijin Mining Group Co. Ltd. Class H (b)	1,214,750	$2,564,116
		12,841,496
OIL, GAS & CONSUMABLE FUELS — 3.8%
CGN Mining Co. Ltd. (a) (b)	620,000	207,265
China Coal Energy Co. Ltd. Class H (a)	518,013	605,103
China Merchants Energy Shipping Co. Ltd. Class A (a)	176,500	204,281
China Petroleum & Chemical Corp. Class A	538,100	465,808
China Petroleum & Chemical Corp. Class H	5,032,640	3,261,669
China Shenhua Energy Co. Ltd. Class A	140,300	852,656
China Shenhua Energy Co. Ltd. Class H	653,200	3,007,729
China Suntien Green Energy Corp. Ltd. Class H	476,000	215,826
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	441,800	573,796
Guanghui Energy Co. Ltd. Class A	182,770	167,728
Guizhou Panjiang Refined Coal Co. Ltd. Class A	141,131	116,178
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	62,000	179,185
Jizhong Energy Resources Co. Ltd. Class A	164,100	150,595
Oriental Energy Co. Ltd. Class A (a)	92,100	103,569
PetroChina Co. Ltd. Class A	783,736	1,107,837
PetroChina Co. Ltd. Class H	3,964,930	4,011,956
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	62,200	95,419
Shaanxi Coal Industry Co. Ltd. Class A	182,600	644,528
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (a)	90,550	123,530
Shanxi Coking Coal Energy Group Co. Ltd. Class A (a)	88,200	124,553
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	72,200	179,292
Sinopec Kantons Holdings Ltd.	530,000	274,931
United Energy Group Ltd. (b)	1,792,000	70,005
Yankuang Energy Group Co. Ltd. Class A	48,300	150,374
Yankuang Energy Group Co. Ltd. Class H (b)	539,305	770,890
		17,664,703
PERSONAL CARE PRODUCTS — 0.2%
By-health Co. Ltd. Class A	55,000	102,077
Giant Biogene Holding Co. Ltd. (c)	82,400	483,905
Hengan International Group Co. Ltd.	153,500	467,928
Security Description	Shares	Value
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	7,600	$50,300
		1,104,210
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing Ltd.	574,000	169,831
Nine Dragons Paper Holdings Ltd. (a) (b)	463,000	192,734
Shandong Chenming Paper Holdings Ltd. Class A (a)	227,300	107,722
Zhongfu Straits Pingtan Development Co. Ltd. Class A (a)	527,595	93,944
		564,231
PHARMACEUTICALS — 2.0%
Asymchem Laboratories Tianjin Co. Ltd. Class A	15,800	142,400
Beijing Tongrentang Co. Ltd. Class A	26,400	138,168
Belite Bio, Inc. ADR (a) (b)	1,970	89,990
Changchun High-Tech Industry Group Co. Ltd. Class A NVDR	7,700	96,787
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	46,700	138,485
China Animal Healthcare Ltd. (a) (d)	763,600	—
China Medical System Holdings Ltd.	268,300	227,495
China Resources Pharmaceutical Group Ltd. (c)	406,000	301,091
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	32,300	188,380
China Shineway Pharmaceutical Group Ltd.	156,000	153,654
Chongqing Taiji Industry Group Co. Ltd. Class A	16,000	63,379
Consun Pharmaceutical Group Ltd.	194,000	138,156
CSPC Pharmaceutical Group Ltd.	1,696,240	1,351,361
Dong-E-E-Jiao Co. Ltd. Class A	18,700	160,340
Hansoh Pharmaceutical Group Co. Ltd. (c)	198,000	413,884
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	32,900	142,896
Humanwell Healthcare Group Co. Ltd. Class A	62,500	146,986
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A (a)	121,578	640,458
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	28,300	92,022
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	127,804	195,535
Livzon Pharmaceutical Group, Inc. Class A	41,700	212,531
Luye Pharma Group Ltd. (a) (b) (c)	501,500	173,432

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Ocumension Therapeutics (a) (b) (c)	103,000	$90,369
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	31,100	61,682
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	60,700	184,074
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (b)	68,500	115,989
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H (a)	219,000	50,210
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	5,828	130,915
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	76,100	90,371
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	51,800	188,942
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	35,000	73,491
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	58,500	243,027
Sihuan Pharmaceutical Holdings Group Ltd. (a)	569,000	37,897
Simcere Pharmaceutical Group Ltd. (b) (c)	189,000	138,711
Sino Biopharmaceutical Ltd.	2,105,250	719,960
SSY Group Ltd.	440,332	238,005
Structure Therapeutics, Inc. ADR (a) (b)	2,444	95,976
Tong Ren Tang Technologies Co. Ltd. Class H	206,000	132,982
United Laboratories International Holdings Ltd.	222,000	234,301
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (b) (c)	95,400	114,860
Yifan Pharmaceutical Co. Ltd. Class A (a)	90,000	152,366
Yunnan Baiyao Group Co. Ltd. Class A	32,769	229,581
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	12,000	340,514
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	63,200	147,594
Zhejiang NHU Co. Ltd. Class A	103,904	273,250
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	35,300	46,126
		9,338,623
PROFESSIONAL SERVICES — 0.0% (e)
FESCO Group Co. Ltd. Class A (a)	32,200	71,978
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.5%
A-Living Smart City Services Co. Ltd. (b) (c)	217,000	77,824
Beijing Capital Development Co. Ltd. Class A (a)	209,300	60,203
Security Description	Shares	Value
Beijing North Star Co. Ltd. Class A (a)	499,900	$92,436
C&D International Investment Group Ltd. (b)	107,123	199,225
China Green Electricity Investment of Tianjin Co. Ltd. Class A (a)	36,000	46,992
China Jinmao Holdings Group Ltd. (b)	1,454,718	115,522
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (a)	175,119	210,838
China Overseas Grand Oceans Group Ltd.	314,557	78,968
China Overseas Land & Investment Ltd.	740,362	1,283,974
China Overseas Property Holdings Ltd. (b)	442,620	265,320
China Resources Land Ltd.	580,555	1,974,247
China Resources Mixc Lifestyle Services Ltd. (c)	144,800	479,427
China Vanke Co. Ltd. Class A	198,910	188,806
China Vanke Co. Ltd. Class H (b)	428,964	255,486
Country Garden Holdings Co. Ltd. (a) (b)	2,909,215	180,722
Country Garden Services Holdings Co. Ltd. (b)	482,000	297,569
E-House China Enterprise Holdings Ltd. (a)	7,800	112
ESR Group Ltd. (b) (c)	438,600	576,381
Gemdale Corp. Class A	144,700	67,387
GR Life Style Company Ltd. (a)	682,000	36,251
Grandjoy Holdings Group Co. Ltd. Class A (a)	228,200	73,141
Greentown China Holdings Ltd.	226,500	178,127
Greentown Service Group Co. Ltd. (b)	370,000	159,707
Hainan Airport Infrastructure Co. Ltd. Class A (a)	255,900	110,059
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	62,300	61,951
Hopson Development Holdings Ltd. (a)	222,477	102,014
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a)	212,600	16,307
KE Holdings, Inc. ADR (b)	133,550	1,889,732
KWG Group Holdings Ltd. (a) (b)	826,806	34,418
KWG Living Group Holdings Ltd. (a)	277,174	13,491
Longfor Group Holdings Ltd. (b) (c)	379,753	521,422
LVGEM China Real Estate Investment Co. Ltd. (a) (b)	536,000	43,251
Poly Developments & Holdings Group Co. Ltd. Class A (a)	239,700	287,607
Poly Property Group Co. Ltd. (a) (b)	800,784	151,800
Poly Property Services Co. Ltd. Class H	13,800	51,082

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Red Star Macalline Group Corp. Ltd. Class A	166,660	$58,210
Redco Properties Group Ltd. (a) (b) (c) (d)	628,200	53,507
RiseSun Real Estate Development Co. Ltd. Class A (a)	185,800	37,919
Seazen Group Ltd. (a) (b)	841,809	146,638
Seazen Holdings Co. Ltd. Class A (a)	61,400	74,597
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	120,300	168,236
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	116,500	140,741
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	33,600	85,049
Shenzhen Investment Ltd.	882,565	105,129
Shenzhen New Nanshan Holding Group Co. Ltd. Class A	112,000	31,755
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	247,900	69,268
Shoucheng Holdings Ltd. (b)	390,000	67,436
Sino-Ocean Group Holding Ltd. (a) (b)	1,686,712	72,373
SOHO China Ltd. (a)	462,500	39,690
Sunac China Holdings Ltd. (a)	274,000	40,359
Sunac Services Holdings Ltd. (c)	263,000	60,972
Tianjin Trolia Information Technology Co. Ltd. Class A (a)	104,600	24,929
Times China Holdings Ltd. (a)	176,000	6,087
Xiangcai Co. Ltd. Class A	88,000	71,838
Yango Group Co. Ltd. Class A (a) (d)	477,900	—
Yanlord Land Group Ltd. (a)	258,700	83,990
Yuexiu Property Co. Ltd.	352,900	230,524
Zhongtian Financial Group Co. Ltd. Class A (a) (d)	1,031,300	28,252
		11,879,298
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
3peak, Inc. Class A (a)	2,334	31,269
ACM Research Shanghai, Inc. Class A	4,734	54,798
Advanced Micro-Fabrication Equipment, Inc. China Class A	12,492	241,701
Amlogic Shanghai Co. Ltd. Class A	10,236	83,168
Cambricon Technologies Corp. Ltd. Class A (a)	7,826	212,960
China Resources Microelectronics Ltd. Class A	15,641	80,210
Daqo New Energy Corp. ADR (a) (b)	11,412	166,615
Flat Glass Group Co. Ltd. Class A	36,240	99,772
Security Description	Shares	Value
Flat Glass Group Co. Ltd. Class H (b)	47,000	$69,229
GalaxyCore, Inc. Class A	51,997	86,248
GCL Technology Holdings Ltd. (a) (b)	3,985,000	592,079
GigaDevice Semiconductor, Inc. Class A (a)	19,525	255,721
Hainan Drinda New Energy Technology Co. Ltd. Class A	5,900	31,016
Hangzhou Chang Chuan Technology Co. Ltd. Class A	21,800	81,128
Hangzhou First Applied Material Co. Ltd. Class A	47,749	96,141
Hangzhou Lion Microelectronics Co. Ltd. Class A	18,100	57,368
Hangzhou Silan Microelectronics Co. Ltd. Class A (a)	19,600	47,008
Hoyuan Green Energy Co. Ltd. Class A	4,924	11,526
Hua Hong Semiconductor Ltd. (b) (c)	118,000	333,261
Hwatsing Technology Co. Ltd. Class A (a)	3,419	88,781
Ingenic Semiconductor Co. Ltd. Class A	6,000	45,562
JA Solar Technology Co. Ltd. Class A	62,478	95,845
JCET Group Co. Ltd. Class A	37,600	163,309
Jiangsu Pacific Quartz Co. Ltd. Class A	7,200	29,201
Jinko Solar Co. Ltd. Class A	113,020	109,911
JinkoSolar Holding Co. Ltd. ADR (b)	7,790	161,409
Kingsemi Co. Ltd. Class A (a)	3,579	43,629
Konfoong Materials International Co. Ltd. Class A	4,900	31,920
LONGi Green Energy Technology Co. Ltd. Class A (a)	139,720	268,308
Loongson Technology Corp. Ltd. Class A (a)	8,061	97,085
Montage Technology Co. Ltd. Class A	26,251	205,525
National Silicon Industry Group Co. Ltd. Class A (a)	57,407	108,589
NAURA Technology Group Co. Ltd. Class A	7,200	315,471
Piotech, Inc. Class A	5,113	84,116
Productive Technologies Co. Ltd. (a) (b)	648,000	20,168
Qingdao Gaoce Technology Co. Ltd. Class A	17,361	28,274
Risen Energy Co. Ltd. Class A	26,200	43,422
Rockchip Electronics Co. Ltd. Class A	9,900	80,235
Sanan Optoelectronics Co. Ltd. Class A	89,900	144,316
SG Micro Corp. Class A	12,225	138,612

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	35,000	$43,385
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	11,920	51,234
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	88,000	137,060
Shenzhen Goodix Technology Co. Ltd. Class A	12,500	117,709
Shenzhen SC New Energy Technology Corp. Class A	5,500	40,688
StarPower Semiconductor Ltd. Class A	12,460	146,960
Suzhou Maxwell Technologies Co. Ltd. Class A	7,734	126,569
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	90,750	107,520
Tianshui Huatian Technology Co. Ltd. Class A	60,100	67,090
TongFu Microelectronics Co. Ltd. Class A	45,000	138,004
Tongwei Co. Ltd. Class A	90,100	235,837
Trina Solar Co. Ltd. Class A	39,934	92,548
Unigroup Guoxin Microelectronics Co. Ltd. Class A	18,499	133,279
Vanchip Tianjin Technology Co. Ltd. Class A (a)	8,102	41,060
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	12,104	44,348
Will Semiconductor Co. Ltd. Shanghai Class A	20,640	280,926
Wuhan DR Laser Technology Corp. Ltd. Class A	5,040	31,728
Wuxi Autowell Technology Co. Ltd. Class A	5,007	28,674
Xinjiang Daqo New Energy Co. Ltd. Class A	19,589	54,709
Xinyi Solar Holdings Ltd.	991,162	498,920
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	32,400	127,499
		7,480,653
SOFTWARE — 0.7%
360 Security Technology, Inc. Class A	127,700	134,332
Agora, Inc. ADR (a) (b)	14,041	29,767
AInnovation Technology Group Co. Ltd. (a) (b) (c)	43,400	28,739
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	19,400	44,721
Beijing Kingsoft Office Software, Inc. Class A	8,199	255,487
Beijing Shiji Information Technology Co. Ltd. Class A	72,740	57,089
Bit Digital, Inc. (a)	23,373	74,326
China National Software & Service Co. Ltd. Class A (a)	19,900	81,553
Empyrean Technology Co. Ltd. Class A	6,600	69,654
Security Description	Shares	Value
Genimous Technology Co. Ltd. Class A (a)	96,000	$79,815
Hundsun Technologies, Inc. Class A	39,691	96,008
Iflytek Co. Ltd. Class A	46,600	274,142
Jiangsu Hoperun Software Co. Ltd. Class A (a)	21,700	61,437
Kingdee International Software Group Co. Ltd. (a)	601,000	563,481
Linklogis, Inc. Class B (a) (b) (c)	208,500	57,951
Ming Yuan Cloud Group Holdings Ltd. (b)	185,000	48,102
NavInfo Co. Ltd. Class A (a)	102,200	87,070
Newland Digital Technology Co. Ltd. Class A	18,898	36,006
Qi An Xin Technology Group, Inc. Class A (a)	18,433	59,635
Sangfor Technologies, Inc. Class A	13,100	90,667
Shanghai Baosight Software Co. Ltd. Class A	78,685	344,126
Shenzhen Fortune Trend Technology Co. Ltd. Class A	4,590	49,610
Thunder Software Technology Co. Ltd. Class A	11,200	69,938
Topsec Technologies Group, Inc. Class A (a)	100,500	67,038
Tuya, Inc. ADR (a)	37,646	64,375
Venustech Group, Inc. Class A (a)	35,400	83,689
Weimob, Inc. (a) (b) (c)	392,000	69,288
Yonyou Network Technology Co. Ltd. Class A (a)	76,240	104,426
		3,082,472
SPECIALTY RETAIL — 0.5%
ATRenew, Inc. ADR (a) (b)	36,942	87,553
Beijing Caishikou Department Store Co. Ltd. Class A	74,100	129,203
China Meidong Auto Holdings Ltd. (b)	130,000	34,967
China Tourism Group Duty Free Corp. Ltd. Class A	37,900	324,397
China Tourism Group Duty Free Corp. Ltd. Class H (b) (c)	19,200	117,673
China Yongda Automobiles Services Holdings Ltd.	243,000	53,534
EEKA Fashion Holdings Ltd.	41,500	57,620
HLA Group Corp. Ltd. Class A	124,900	158,074
Pop Mart International Group Ltd. (c)	145,400	712,343
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	198,783	140,221
Topsports International Holdings Ltd. (c)	468,000	248,764
Zhongsheng Group Holdings Ltd.	172,500	252,318
		2,316,667

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Anker Innovations Technology Co. Ltd. Class A	8,060	$78,614
Canaan, Inc. ADR (a) (b)	40,196	40,188
China Greatwall Technology Group Co. Ltd. Class A	84,400	101,153
IEIT Systems Co. Ltd. Class A	33,540	167,083
Legend Holdings Corp. Class H (b) (c)	80,700	60,778
Lenovo Group Ltd.	1,284,000	1,812,342
Ninestar Corp. Class A (a)	23,400	84,679
Shenzhen Longsys Electronics Co. Ltd. Class A (a)	7,900	102,515
Shenzhen Transsion Holdings Co. Ltd. Class A	22,100	231,690
Tsinghua Tongfang Co. Ltd. Class A (a)	101,300	70,624
Xiaomi Corp. Class B (a) (c)	2,971,000	6,271,240
		9,020,906
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
361 Degrees International Ltd.	215,000	110,978
ANTA Sports Products Ltd.	231,200	2,220,970
Biem.L.Fdlkk Garment Co. Ltd. Class A (a)	22,400	74,157
Bosideng International Holdings Ltd.	742,000	462,835
China Dongxiang Group Co. Ltd.	1,631,000	65,805
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	150,000	70,510
Lanvin Group Holdings Ltd. (a)	13,162	23,560
Lao Feng Xiang Co. Ltd. Class A	25,700	204,837
Li Ning Co. Ltd.	476,707	1,031,886
Shenzhou International Group Holdings Ltd.	156,500	1,532,447
Xtep International Holdings Ltd. (b)	288,624	177,816
Zhejiang Semir Garment Co. Ltd. Class A	143,100	113,878
		6,089,679
TOBACCO — 0.2%
RLX Technology, Inc. ADR (b)	165,944	305,337
Smoore International Holdings Ltd. (b) (c)	414,000	502,162
		807,499
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beijing United Information Technology Co. Ltd. Class A (a)	8,000	21,488
Bohai Leasing Co. Ltd. Class A (a)	467,200	163,181
COSCO SHIPPING Development Co. Ltd. Class H	955,500	138,294
Horizon Construction Development Ltd. (a) (b)	78,333	15,050
Huitongda Network Co. Ltd. Class H (a) (c)	19,500	64,689
Jiangsu Guotai International Group Co. Ltd. Class A	150,920	140,773
Security Description	Shares	Value
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	95,400	$115,773
Shanxi Coal International Energy Group Co. Ltd. Class A	45,400	90,914
Xiamen C & D, Inc. Class A	114,600	140,172
Zall Smart Commerce Group Ltd. (a)	816,000	45,987
		936,321
TRANSPORTATION INFRASTRUCTURE — 0.7%
Anhui Expressway Co. Ltd. Class H	170,000	203,589
Beijing Capital International Airport Co. Ltd. Class H (a)	485,939	160,581
China Merchants Port Holdings Co. Ltd.	299,185	445,286
COSCO SHIPPING International Hong Kong Co. Ltd.	290,000	141,520
COSCO SHIPPING Ports Ltd. (b)	217,981	150,488
Guangzhou Baiyun International Airport Co. Ltd. Class A (a)	76,000	98,684
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	57,000	56,143
Jiangsu Expressway Co. Ltd. Class H (a)	356,795	380,678
Liaoning Port Co. Ltd. Class H (a)	150,000	11,720
Qingdao Port International Co. Ltd. Class H (b) (c)	269,000	205,349
Shanghai International Airport Co. Ltd. Class A (a)	45,700	201,870
Shanghai International Port Group Co. Ltd. Class A	377,200	298,625
Shenzhen Expressway Corp. Ltd. Class H	206,000	192,084
Shenzhen International Holdings Ltd.	357,152	284,993
Sichuan Expressway Co. Ltd. Class H	430,000	188,360
Yuexiu Transport Infrastructure Ltd.	128,000	66,563
Zhejiang Expressway Co. Ltd. Class H	365,400	246,645
		3,333,178
WATER UTILITIES — 0.2%
Beijing Enterprises Water Group Ltd. (b)	966,000	296,949
Chengdu Xingrong Environment Co. Ltd. Class A	72,200	74,367
China Water Affairs Group Ltd.	164,000	105,449
Chongqing Water Group Co. Ltd. Class A	217,800	143,194
Guangdong Investment Ltd.	612,000	358,230
Luenmei Quantum Co. Ltd. Class A	63,100	45,029
		1,023,218

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
China United Network Communications Ltd. Class A	484,700	$312,031
FingerMotion, Inc. (a)	7,508	19,145
		331,176
TOTAL COMMON STOCKS (Cost $781,378,074)		462,367,571
RIGHTS — 0.0% (e)
METALS & MINING — 0.0% (e)
MMG Ltd. (expiring 07/05/24) (a) (Cost $0)	312,000	13,787
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (f) (g)	362,354	362,463
State Street Navigator Securities Lending Portfolio II (h) (i)	8,925,438	8,925,438
TOTAL SHORT-TERM INVESTMENTS (Cost $9,287,865)		9,287,901
TOTAL INVESTMENTS — 101.0% (Cost $790,665,939)		471,669,259
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(4,599,958)
NET ASSETS — 100.0%		$467,069,301

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.2% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $103,894, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI China A 50 Connect Index (long)	18	07/19/2024	$881,580	$868,320	$(13,260)
MSCI China Net Total Return USD Index (long)	108	09/20/2024	2,518,776	2,441,070	(77,706)
					$(90,966)
See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$461,980,621	$283,056	$103,894	$462,367,571
Rights	13,787	—	—	13,787
Short-Term Investments	9,287,901	—	—	9,287,901
TOTAL INVESTMENTS	$471,282,309	$283,056	$103,894	$471,669,259
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(90,966)	$—	$—	$(90,966)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(90,966)	$—	$—	$(90,966)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,233,255	$1,233,502	$65,750,541	$66,625,206	$3,590	$36	362,354	$362,463	$136,223
State Street Navigator Securities Lending Portfolio II	11,283,541	11,283,541	71,598,238	73,956,341	—	—	8,925,438	8,925,438	114,730
Total		$12,517,043	$137,348,779	$140,581,547	$3,590	$36		$9,287,901	$250,953
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 5.0%
3R Petroleum Oleo E Gas SA	182,271	$901,765
Afya Ltd. Class A (a) (b)	18,596	328,219
Allos SA	666,518	2,534,339
Ambev SA ADR	5,293,723	10,852,132
Anima Holding SA (a)	130,343	73,919
Armac Locacao Logistica E Servicos SA	39,056	69,330
Auren Energia SA	125,631	279,107
Azul SA Preference Shares (a)	172,665	228,170
B3 SA - Brasil Bolsa Balcao	7,296,173	13,450,983
Banco Bradesco SA	1,064,693	2,144,931
Banco Bradesco SA ADR (b)	6,733,194	15,082,355
Banco BTG Pactual SA	1,003,231	5,582,888
Banco do Brasil SA	3,231,360	15,538,825
Banco Pan SA Preference Shares	685,269	998,087
Banco Santander Brasil SA	68,697	339,623
BB Seguridade Participacoes SA	959,105	5,686,131
Bradespar SA Preference Shares	698,268	2,326,952
Braskem SA Class A, ADR (a) (b)	222,986	1,438,260
BRF SA ADR (a) (b)	983,451	4,002,646
CCR SA	963,046	2,018,176
Centrais Eletricas Brasileiras SA ADR (b)	1,278,152	8,218,517
CI&T, Inc. Class A (a) (b)	32,911	171,137
Cia Brasileira de Aluminio (a)	1,014	1,271
Cia Brasileira de Distribuicao ADR (a)	428,257	184,151
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	584,829	7,893,604
Cia Energetica de Minas Gerais ADR	4,890,130	8,606,629
Cia Siderurgica Nacional SA ADR (b)	1,150,230	2,645,529
Cielo SA	2,014,127	2,041,523
Cogna Educacao SA (a)	2,390,104	761,639
Cosan SA	1,489,000	3,629,713
Cosan SA ADR (b)	58,650	571,251
CVC Brasil Operadora e Agencia de Viagens SA (a)	170,865	60,293
Cyrela Brazil Realty SA Empreendimentos e Participacoes	835,666	2,835,979
Desktop SA (c)	45,309	124,806
Dexco SA	918,719	1,085,039
Diagnosticos da America SA (a)	119,824	59,756
Embraer SA (a)	1,294,919	8,427,715
Security Description	Shares	Value
Eneva SA (a)	1,703,938	$3,895,978
Engie Brasil Energia SA	151,059	1,204,512
Equatorial Energia SA (d)	591,874	3,270,281
Equatorial Energia SA (a) (d)	9,013	50,449
Gerdau SA ADR (b)	2,153,046	7,105,052
Grupo Casas Bahia SA (a)	62,690	61,511
Grupo De Moda Soma SA (a)	198,758	219,711
Hapvida Participacoes e Investimentos SA (a) (c)	4,728,847	3,260,716
Hypera SA	253,835	1,311,573
Infracommerce CXAAS SA (a)	359,119	21,982
Inter & Co., Inc. BDR	128,307	787,705
IRB-Brasil Resseguros SA (a)	35,380	201,281
Itau Unibanco Holding SA ADR	6,050,273	35,333,594
Itausa SA	739,007	1,309,190
Itausa SA Preference Shares	9,401,344	16,621,123
Kepler Weber SA	83,114	143,350
Klabin SA	618,653	2,387,981
Localiza Rent a Car SA	727,513	5,501,093
Lojas Renner SA	1,698,854	3,817,065
LWSA SA (a) (c)	180,416	131,549
Magazine Luiza SA (a)	349,565	758,357
Marcopolo SA Preference Shares	816,903	933,906
Marfrig Global Foods SA (a)	467,267	1,039,783
Meliuz SA (c)	159,259	167,733
Metalurgica Gerdau SA Preference Shares	2,282,251	4,375,946
Mills Locacao Servicos e Logistica SA	39,727	75,027
Minerva SA	50,351	60,554
MMX Mineracao e Metalicos SA (a) (e)	20,968	—
MRV Engenharia e Participacoes SA (a)	186,566	224,372
Natura & Co. Holding SA	1,096,453	3,067,609
Nexa Resources SA (a)	30,006	229,246
Nexpe Participacoes SA (a)	140	106
NU Holdings Ltd. Class A (a)	2,457,284	31,674,391
Odontoprev SA	29,241	59,804
Oi SA ADR (a)	913,165	2,374
Pagseguro Digital Ltd. Class A (a)	213,103	2,491,174
PDG Realty SA Empreendimentos e Participacoes (a)	734	22
Pet Center Comercio e Participacoes SA	165,847	108,386
Petroleo Brasileiro SA ADR (d)	2,574,273	35,113,084
Petroleo Brasileiro SA ADR (d)	1,934,704	28,033,861
Petroreconcavo SA	22,900	76,437

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Positivo Tecnologia SA	50,007	$70,674
PRIO SA	674,150	5,311,202
Qualicorp Consultoria e Corretora de Seguros SA (a)	117,848	29,704
Raia Drogasil SA	1,176,062	5,437,311
Rede D'Or Sao Luiz SA (c)	930,832	4,558,261
RNI Negocios Imobiliarios SA (a)	62,497	34,430
Rossi Residencial SA (a)	113,416	109,037
Rumo SA	1,074,536	4,008,387
Sendas Distribuidora SA (a)	760,483	1,415,693
Sitios Latinoamerica SAB de CV (a) (b)	1,035,831	241,886
StoneCo Ltd. Class A (a)	257,303	3,085,063
Suzano SA	365,714	3,753,631
Suzano SA ADR (b)	347,247	3,566,227
T4F Entretenimento SA (a)	146,386	38,741
Telefonica Brasil SA	787,868	6,431,228
TIM SA ADR (b)	411,549	5,893,382
TOTVS SA	379,736	2,080,380
Ultrapar Participacoes SA	1,037,815	4,035,828
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (b)	1,457,283	2,054,769
Vale SA	187,801	2,103,715
Vale SA ADR	3,826,253	42,739,246
Vasta Platform Ltd. (a) (b)	13,541	41,300
Vibra Energia SA	916,588	3,448,890
VTEX Class A (a)	139,907	1,015,725
WEG SA	1,884,898	14,317,141
XP, Inc. BDR	50,632	891,503
XP, Inc. Class A	294,238	5,175,646
YDUQS Participacoes SA	456,995	856,488
Zenvia, Inc. Class A (a) (b)	333	862
		449,069,608
CAYMAN ISLANDS — 0.0% (f)
Gracell Biotechnologies, Inc. ADR (a) (b)	1,110	56
CHILE — 0.5%
AntarChile SA	315,605	2,707,598
Banco de Chile	19,145,357	2,129,887
Banco Santander Chile	7,470,696	349,821
CAP SA (a)	9,848	61,663
Cencosud SA	134,858	253,593
Cia Sud Americana de Vapores SA	3,128,997	198,097
Empresas Copec SA	793,571	6,095,177
Empresas Iansa SA	3,123,176	92,644
Enel Americas SA	41,609,467	3,861,524
Enel Chile SA ADR (b)	1,789,016	5,009,245
Enjoy SA (a)	7,973,135	4,139
Falabella SA (a)	2,041,914	6,275,491
Latam Airlines Group SA	135,916,300	1,848,839
Multiexport Foods SA	2,678,766	624,281
Parque Arauco SA	3,532,870	5,318,440
Security Description	Shares	Value
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	173,139	$6,975,085
		41,805,524
CHINA — 26.4%
111, Inc. ADR (a) (b)	55,521	59,407
17 Education & Technology Group, Inc. ADR (a) (b)	19,609	40,787
360 Security Technology, Inc. Class A	188,500	198,289
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	482,030	861,611
3peak, Inc. Class A (a)	17,445	233,712
3SBio, Inc. (a) (c)	1,155,000	952,712
9F, Inc. ADR (a)	37	70
AAC Technologies Holdings, Inc.	1,193,132	4,691,594
Accelink Technologies Co. Ltd. Class A	40,800	208,838
ACM Research Shanghai, Inc. Class A	23,792	275,401
Acrobiosystems Co. Ltd. Class A (a)	32,850	157,482
Addsino Co. Ltd. Class A	463,500	372,027
Advanced Fiber Resources Zhuhai Ltd. Class A	38,700	194,962
Advanced Micro-Fabrication Equipment, Inc. China Class A	71,293	1,379,408
Advanced Technology & Materials Co. Ltd. Class A	227,500	247,105
AECC Aero Science & Technology Co. Ltd. Class A (a)	169,300	353,633
AECC Aviation Power Co. Ltd. Class A	222,800	1,115,396
Agile Group Holdings Ltd. (a) (b)	3,947,626	257,869
Agora, Inc. ADR (a) (b)	68,642	145,521
Agricultural Bank of China Ltd. Class A	10,991,000	6,563,723
Agricultural Bank of China Ltd. Class H	34,493,216	14,756,173
Aier Eye Hospital Group Co. Ltd. Class A	656,917	928,575
AIM Vaccine Co. Ltd. (a) (b)	42,000	37,764
AIMA Technology Group Co. Ltd. Class A	41,000	153,479
AInnovation Technology Group Co. Ltd. (a) (b) (c)	64,800	42,910
Air China Ltd. Class H (a) (b)	4,061,443	1,888,342
Airtac International Group	82,669	2,517,669
AK Medical Holdings Ltd. (b) (c)	334,000	184,381
Akeso, Inc. (a) (b) (c)	367,000	1,774,502
Alibaba Group Holding Ltd.	15,885,700	143,446,198

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Alibaba Health Information Technology Ltd. (a) (b)	4,002,000	$1,604,409
All Winner Technology Co. Ltd. Class A	61,940	199,458
Allied Machinery Co. Ltd. Class A	31,200	61,410
Alpha Group Class A (a)	703,400	576,143
Alphamab Oncology (a) (b) (c)	228,000	70,087
Aluminum Corp. of China Ltd. Class H	8,865,495	6,052,346
Amlogic Shanghai Co. Ltd. Class A	41,416	336,508
An Hui Wenergy Co. Ltd. Class A	435,000	527,302
Andon Health Co. Ltd. Class A	27,500	152,701
ANE Cayman, Inc. (a) (b)	330,000	285,306
Angang Steel Co. Ltd. Class H (a)	4,903,231	766,189
Angelalign Technology, Inc. (c)	19,000	138,106
Anhui Conch Cement Co. Ltd. Class A	205,600	664,320
Anhui Conch Cement Co. Ltd. Class H (b)	1,995,010	4,752,822
Anhui Construction Engineering Group Co. Ltd. Class A	694,900	409,277
Anhui Estone Materials Technology Co. Ltd. Class A	28,094	57,528
Anhui Genuine New Materials Co. Ltd. Class A (a)	379,660	215,809
Anhui Guangxin Agrochemical Co. Ltd. Class A	772,464	1,283,411
Anhui Gujing Distillery Co. Ltd. Class A	7,700	222,610
Anhui Gujing Distillery Co. Ltd. Class B	213,000	3,169,601
Anhui Guofeng New Materials Co. Ltd. Class A (a)	483,000	226,256
Anhui Honglu Steel Construction Group Co. Ltd. Class A	153,340	356,421
Anhui Huaheng Biotechnology Co. Ltd. Class A (a)	19,419	203,184
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	760,500	466,663
Anhui Jinhe Industrial Co. Ltd. Class A	205,200	559,035
Anhui Kouzi Distillery Co. Ltd. Class A (a)	16,300	87,496
Anhui Ronds Science & Technology, Inc. Co. Class A	37,321	119,669
Security Description	Shares	Value
Anhui Transport Consulting & Design Institute Co. Ltd. Class A (a)	1,155,640	$1,454,671
Anhui Xinbo Aluminum Co. Ltd. Class A	115,220	233,096
Anhui Yingjia Distillery Co. Ltd. Class A	11,900	93,722
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	35,757	616,124
Anjoy Foods Group Co. Ltd. Class A	14,500	147,585
Anker Innovations Technology Co. Ltd. Class A	7,670	74,811
ANTA Sports Products Ltd.	1,402,706	13,474,774
Aoshikang Technology Co. Ltd. Class A	60,300	221,432
Aotecar New Energy Technology Co. Ltd. Class A (a)	272,593	85,875
Apeloa Pharmaceutical Co. Ltd. Class A	412,300	766,337
APT Medical, Inc. Class A (a)	4,685	292,682
Archermind Technology Nanjing Co. Ltd. Class A	13,650	52,500
Arcsoft Corp. Ltd. Class A	71,379	282,159
Ascentage Pharma Group International (a) (b) (c)	134,800	441,138
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	51,100	113,107
Assure Tech Hangzhou Co. Ltd. Class A (a)	43,399	200,266
Asymchem Laboratories Tianjin Co. Ltd. Class A	25,760	232,166
ATRenew, Inc. ADR (a) (b)	163,710	387,993
Autel Intelligent Technology Corp. Ltd. Class A	76,090	251,589
Autohome, Inc. ADR	64,392	1,767,560
Avary Holding Shenzhen Co. Ltd. Class A	200,700	1,093,000
AVIC Chengdu UAS Co. Ltd. Class A	57,793	261,463
AVIC Industry-Finance Holdings Co. Ltd. Class A	377,400	114,758
AviChina Industry & Technology Co. Ltd. Class H	4,607,000	2,071,185
Bafang Electric Suzhou Co. Ltd. Class A (a)	26,119	96,522
Baidu, Inc. Class A (a)	2,402,559	26,233,849
BAIOO Family Interactive Ltd. (c)	74,000	2,322
Bank of China Ltd. Class A	3,589,000	2,271,130
Bank of China Ltd. Class H	88,510,074	43,646,257
Bank of Communications Co. Ltd. Class A	1,708,200	1,747,776

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Bank of Communications Co. Ltd. Class H	27,041,841	$21,231,970
Bank of Ningbo Co. Ltd. Class A	470,990	1,423,127
Baoshan Iron & Steel Co. Ltd. Class A	1,169,600	1,065,333
Baozun, Inc. Class A (a) (b)	68,964	53,176
BBMG Corp. Class H (b)	1,988,000	142,593
BeiGene Ltd. (a)	871,153	9,618,233
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	167,606	283,749
Beijing Baination Pictures Co. Ltd. Class A (a)	216,500	126,326
Beijing BDStar Navigation Co. Ltd. Class A	216,200	716,042
Beijing Capital International Airport Co. Ltd. Class H (a)	5,077,490	1,677,886
Beijing Career International Co. Ltd. Class A	30,600	67,606
Beijing Certificate Authority Co. Ltd. Class A (a)	21,150	56,490
Beijing Changjiu Logistics Corp. Class A	140,900	132,392
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A	44,449	86,331
Beijing Compass Technology Development Co. Ltd. Class A (a)	26,600	132,657
Beijing CTJ Information Technology Co. Ltd. Class A	39,798	154,049
Beijing Dabeinong Technology Group Co. Ltd. Class A	670,900	353,790
Beijing Deep Glint Technology Co. Ltd. Class A (a)	92,104	144,700
Beijing Easpring Material Technology Co. Ltd. Class A	36,000	169,180
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	26,500	61,088
Beijing Enterprises Holdings Ltd.	1,161,000	3,896,073
Beijing Enterprises Water Group Ltd. (b)	9,226,000	2,836,079
Beijing GeoEnviron Engineering & Technology, Inc. Class A	1,455,348	1,251,852
Beijing Haitian Ruisheng Science Technology Ltd. Class A (a)	9,690	72,839
Security Description	Shares	Value
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	18,722	$235,280
Beijing Huaru Technology Co. Ltd. Class A (a)	26,300	62,140
Beijing Infosec Technologies Co. Ltd. Class A	32,102	51,929
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	98,700	109,098
Beijing Jingyuntong Technology Co. Ltd. Class A (a)	234,400	81,228
Beijing Kingsoft Office Software, Inc. Class A	36,424	1,134,999
Beijing Oriental Jicheng Co. Ltd. Class A	103,500	298,839
Beijing Seeyon Internet Software Corp. Class A (a)	26,511	57,119
Beijing Shiji Information Technology Co. Ltd. Class A	508,046	398,735
Beijing Shougang Co. Ltd. Class A (a)	133,800	49,848
Beijing Shunxin Agriculture Co. Ltd. Class A (a)	26,900	61,679
Beijing SL Pharmaceutical Co. Ltd. Class A (a)	441,450	445,631
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A (a)	52,633	307,831
Beijing Tianyishangjia New Material Corp. Ltd. Class A (a)	43,103	35,423
Beijing Tieke Shougang Railway-Tech Co. Ltd. Class A	49,622	140,489
Beijing Tongtech Co. Ltd. Class A	29,600	32,759
Beijing Ultrapower Software Co. Ltd. Class A	98,300	109,329
Beijing United Information Technology Co. Ltd. Class A (a)	74,045	198,884
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	49,344	445,261
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	11,100	51,845
Beijing Zhidemai Technology Co. Ltd. Class A	34,400	79,676
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	520,200	382,623
Beken Corp. Class A (a)	25,764	80,318
Bengang Steel Plates Co. Ltd. Class A (a)	409,700	140,853
BEST, Inc. ADR (a)	222	611

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Bestechnic Shanghai Co. Ltd. Class A	18,867	$378,278
Bethel Automotive Safety Systems Co. Ltd. Class A	51,100	272,268
BGI Genomics Co. Ltd. Class A (a)	20,100	96,386
Biem.L.Fdlkk Garment Co. Ltd. Class A (a)	273,763	906,313
Bilibili, Inc. Class Z (a) (b)	245,596	3,991,871
Bio-Thera Solutions Ltd. Class A (a)	162,656	470,534
Bit Digital, Inc. (a)	37,900	120,522
BIT Mining Ltd. ADR (a)	111	293
Bloomage Biotechnology Corp. Ltd. Class A (a)	9,972	77,267
Blue Sail Medical Co. Ltd. Class A (a)	194,600	115,147
Bluefocus Intelligent Communications Group Co. Ltd. Class A	92,900	69,222
BMC Medical Co. Ltd. Class A	10,220	87,070
BOE Technology Group Co. Ltd. Class A	1,664,300	932,355
BOE Technology Group Co. Ltd. Class B	1,388,300	453,437
Bosideng International Holdings Ltd.	4,498,000	2,805,705
Brii Biosciences Ltd. (a) (b)	261,000	33,764
Brilliance China Automotive Holdings Ltd.	404,000	424,833
Broadex Technologies Co. Ltd. Class A	52,800	140,952
B-Soft Co. Ltd. Class A	405,019	191,946
BYD Co. Ltd. Class A	205,200	7,033,606
BYD Co. Ltd. Class H (b)	1,017,122	30,224,185
BYD Electronic International Co. Ltd.	1,080,000	5,394,882
C*Core Technology Co. Ltd. Class A (a)	81,184	202,492
Cabbeen Fashion Ltd.	37,000	3,839
Caina Technology Co. Ltd. Class A	30,740	79,283
Caitong Securities Co. Ltd. Class A	260,340	235,705
CALB Group Co. Ltd. (a) (b) (c)	98,800	196,147
Cambricon Technologies Corp. Ltd. Class A (a)	37,334	1,015,929
Canaan, Inc. ADR (a) (b)	141,805	141,777
Canggang Railway Ltd. (b)	864,000	96,278
Canmax Technologies Co. Ltd. Class A	41,080	96,667
CanSino Biologics, Inc. Class A (a)	12,371	69,625
CanSino Biologics, Inc. Class H (a) (b) (c)	34,400	86,095
Security Description	Shares	Value
CARsgen Therapeutics Holdings Ltd. (a) (b) (c)	163,500	$100,520
Castech, Inc. Class A	44,880	138,497
CECEP Wind-Power Corp. Class A	1,133,680	464,289
Central China Land Media Co. Ltd. Class A	81,100	112,305
Central China Securities Co. Ltd. Class A (a)	743,800	347,406
CETC Chips Technology, Inc. Class A (a)	249,900	366,934
CETC Cyberspace Security Technology Co. Ltd. Class A	27,100	52,820
CETC Digital Technology Co. Ltd. Class A	244,990	607,370
CETC Potevio Science&Technology Co. Ltd. Class A	482,381	1,234,884
CGN New Energy Holdings Co. Ltd. (b)	364,000	118,887
CGN Nuclear Technology Development Co. Ltd. Class A (a)	443,600	391,295
CGN Power Co. Ltd. Class H (c)	16,333,000	7,196,444
Changchun High-Tech Industry Group Co. Ltd. Class A, NVDR	11,925	149,895
Changchun UP Optotech Co. Ltd. Class A	65,403	295,802
Changjiang Securities Co. Ltd. Class A	689,700	456,283
Changzhou Almaden Stock Co. Ltd. Class A	60,300	137,352
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	27,200	417,416
Cheetah Mobile, Inc. ADR (a)	74	295
Chengdu ALD Aviation Manufacturing Corp. Class A	206,900	503,020
Chengdu Bright Eye Hospital Co. Ltd. Class A	6,400	30,971
Chengdu Guoguang Electric Co. Ltd. Class A	14,561	110,491
Chengdu Hongqi Chain Co. Ltd. Class A	1,415,886	897,916
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	20,800	75,555
Chengdu Jiafaantai Education Technology Co. Ltd. Class A	61,000	79,959
Chengdu KSW Technologies Co. Ltd. Class A (a)	21,204	99,851

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Chengdu M&S Electronics Technology Co. Ltd. Class A (a)	84,256	$236,466
Chengdu Olymvax Biopharmaceuticals, Inc. Class A	136,406	167,218
Chengdu RML Technology Co. Ltd. Class A	61,480	405,552
Chengtun Mining Group Co. Ltd. Class A	131,000	65,851
Chengxin Lithium Group Co. Ltd. Class A	40,500	74,445
China Aerospace International Holdings Ltd. (a)	74,000	3,033
China Baoan Group Co. Ltd. Class A	483,400	569,419
China Cinda Asset Management Co. Ltd. Class H (b)	16,264,000	1,354,049
China CITIC Bank Corp. Ltd. Class H (a)	11,343,208	7,278,924
China Coal Energy Co. Ltd. Class H (a) (b)	4,642,750	5,423,301
China Communications Services Corp. Ltd. Class H	152,000	81,963
China Conch Environment Protection Holdings Ltd. (a) (b)	2,230,200	248,517
China Conch Venture Holdings Ltd. (a)	2,346,200	2,187,711
China Construction Bank Corp. Class H	102,378,351	75,661,947
China CSSC Holdings Ltd. Class A	258,400	1,440,855
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	2,164,000	559,889
China Dili Group (a) (b) (e)	2,637,100	111,464
China Education Group Holdings Ltd. (b)	478,025	276,135
China Everbright Bank Co. Ltd. Class A	923,300	400,893
China Everbright Environment Group Ltd. (b)	4,976,111	2,498,444
China Feihe Ltd. (c)	2,667,000	1,233,172
China Galaxy Securities Co. Ltd. Class A	250,700	372,916
China Galaxy Securities Co. Ltd. Class H	4,681,400	2,452,407
China Gas Holdings Ltd.	3,672,000	3,292,261
China Great Wall Securities Co. Ltd. Class A	211,800	194,369
China Greatwall Technology Group Co. Ltd. Class A	259,100	310,529
Security Description	Shares	Value
China Green Electricity Investment of Tianjin Co. Ltd. Class A (a)	150,800	$196,843
China Hanking Holdings Ltd.	37,000	4,076
China Harmony Auto Holding Ltd.	7,000	430
China High Speed Railway Technology Co. Ltd. Class A (a)	1,181,400	312,306
China Hongqiao Group Ltd. (b)	1,489,000	2,254,269
China Huarong Energy Co. Ltd. (a)	100,000	474
China International Capital Corp. Ltd. Class A	66,500	269,704
China International Capital Corp. Ltd. Class H (b) (c)	944,800	1,051,606
China International Marine Containers Group Co. Ltd. Class H (b)	254,660	229,629
China Jinmao Holdings Group Ltd. (b)	984,333	78,168
China Jushi Co. Ltd. Class A	168,700	255,331
China Kings Resources Group Co. Ltd. Class A (a)	18,855	72,131
China Leadshine Technology Co. Ltd. Class A (a)	52,700	131,374
China Lesso Group Holdings Ltd.	2,260,000	903,143
China Life Insurance Co. Ltd. Class H	9,592,490	13,564,194
China Literature Ltd. (a) (b) (c)	359,400	1,157,736
China Longyuan Power Group Corp. Ltd. Class H (b)	4,490,000	4,037,170
China Medical System Holdings Ltd.	2,346,000	1,989,205
China Meidong Auto Holdings Ltd. (b)	152,000	40,884
China Mengniu Dairy Co. Ltd.	3,944,085	7,072,417
China Merchants Bank Co. Ltd. Class A	1,486,562	6,961,594
China Merchants Bank Co. Ltd. Class H	3,844,899	17,458,010
China Merchants Energy Shipping Co. Ltd. Class A (a)	449,700	520,483
China Merchants Port Holdings Co. Ltd.	2,811,081	4,183,821
China Merchants Securities Co. Ltd. Class A	677,941	1,291,652
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (a)	253,157	304,793
China Minsheng Banking Corp. Ltd. Class H (b)	11,593,879	4,009,462

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
China National Accord Medicines Corp. Ltd. Class B	616,154	$1,152,221
China National Building Material Co. Ltd. Class H (b)	4,865,400	1,744,898
China National Gold Group Gold Jewellery Co. Ltd. Class A	159,100	209,639
China National Software & Service Co. Ltd. Class A (a)	50,310	206,178
China Nonferrous Mining Corp. Ltd.	242,000	211,084
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	272,900	642,922
China Oilfield Services Ltd. Class H	3,890,422	3,737,245
China Overseas Land & Investment Ltd.	4,631,494	8,032,178
China Overseas Property Holdings Ltd. (b)	62,066	37,204
China Pacific Insurance Group Co. Ltd. Class A (a)	448,638	1,712,000
China Pacific Insurance Group Co. Ltd. Class H	3,179,533	7,762,110
China Petroleum & Chemical Corp. Class H	31,949,492	20,706,564
China Power International Development Ltd. (b)	7,492,511	3,886,655
China Publishing & Media Co. Ltd. Class A (a)	177,900	144,009
China Railway Group Ltd. Class H	9,370,487	5,172,887
China Rare Earth Holdings Ltd. (a)	3,385,200	134,412
China Rare Earth Resources & Technology Co. Ltd. Class A	37,900	131,596
China Resources Beer Holdings Co. Ltd.	1,058,930	3,560,329
China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	19,825	89,609
China Resources Building Materials Technology Holdings Ltd.	738,000	130,445
China Resources Gas Group Ltd.	674,300	2,362,131
China Resources Land Ltd.	3,542,820	12,047,784
China Resources Microelectronics Ltd. Class A	34,472	176,778
China Resources Mixc Lifestyle Services Ltd. (c)	406,200	1,344,913
China Resources Power Holdings Co. Ltd. (b)	3,109,155	9,537,652
Security Description	Shares	Value
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	31,980	$186,514
China Science Publishing & Media Ltd. Class A	70,302	184,112
China Shenhua Energy Co. Ltd. Class A	395,200	2,401,778
China Shenhua Energy Co. Ltd. Class H	4,510,088	20,767,178
China Shuifa Singyes Energy Holdings Ltd. (a)	9,600	406
China South City Holdings Ltd. (b)	4,014,000	95,114
China Southern Airlines Co. Ltd. Class H (a) (b)	3,876,387	1,449,785
China Southern Power Grid Energy Storage Co. Ltd. Class A	233,500	308,952
China Southern Power Grid Technology Co. Ltd. Class A (a)	24,450	99,229
China State Construction Engineering Corp. Ltd. Class A	1,964,400	1,428,733
China State Construction International Holdings Ltd.	700,000	955,760
China Suntien Green Energy Corp. Ltd. Class A (a)	285,700	319,712
China Taiping Insurance Holdings Co. Ltd.	1,871,035	1,912,398
China Testing & Certification International Group Co. Ltd. Class A	1,751,405	1,400,961
China Three Gorges Renewables Group Co. Ltd. Class A	1,221,200	729,289
China Tianying, Inc. Class A (a)	944,900	586,287
China Tourism Group Duty Free Corp. Ltd. Class A	232,300	1,988,320
China Tower Corp. Ltd. Class H (c)	47,068,000	6,088,926
China TransInfo Technology Co. Ltd. Class A	483,900	601,159
China Travel International Investment Hong Kong Ltd. (b)	12,716,000	1,889,305
China United Network Communications Ltd. Class A	837,000	538,828
China Vanke Co. Ltd. Class A	731,400	694,248
China Vanke Co. Ltd. Class H (b)	1,864,200	1,110,297
China Wafer Level CSP Co. Ltd. Class A	33,900	94,630
China World Trade Center Co. Ltd. Class A	203,600	612,402

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
China Yangtze Power Co. Ltd. Class A	2,130,400	$8,438,903
China Yongda Automobiles Services Holdings Ltd. (b)	1,290,500	284,302
China Zhenhua Group Science & Technology Co. Ltd. Class A	212,807	1,210,527
ChinaCache International Holdings Ltd. ADR (a) (b) (e)	18,355	—
Chinasoft International Ltd. (b)	1,074,000	565,379
Chinese Universe Publishing & Media Group Co. Ltd. Class A	280,100	569,342
Chipsea Technologies Shenzhen Corp. Ltd. Class A (a)	87,798	360,772
Chongqing Brewery Co. Ltd. Class A	27,511	228,729
Chongqing Changan Automobile Co. Ltd. Class A	251,052	461,813
Chongqing Changan Automobile Co. Ltd. Class B	3,358,510	1,578,724
Chongqing Department Store Co. Ltd. Class A	24,800	75,954
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	89,642	155,566
Chongqing Gas Group Corp. Ltd. Class A	220,200	163,472
Chongqing Iron & Steel Co. Ltd. Class A (a)	1,004,300	138,935
Chongqing Millison Technologies, Inc. Class A	73,600	197,386
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	194,900	184,199
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	298,200	1,144,873
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	86,710	68,172
Chow Tai Seng Jewellery Co. Ltd. Class A	272,643	487,713
CIG Shanghai Co. Ltd. Class A (a)	28,700	126,894
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	50,279	430,903
CITIC Ltd.	6,665,961	6,061,983
Citic Pacific Special Steel Group Co. Ltd. Class A	237,450	441,345
CITIC Press Corp. Class A	44,200	150,202
Security Description	Shares	Value
CITIC Resources Holdings Ltd.	3,390,000	$195,392
CITIC Securities Co. Ltd. Class A	1,002,770	2,503,886
CITIC Securities Co. Ltd. Class H	2,586,225	3,809,410
CITIC Telecom International Holdings Ltd. (b)	2,313,000	776,194
Client Service International, Inc. Class A	35,950	48,601
Cloopen Group Holding Ltd. ADR (a)	17,816	8,552
CMOC Group Ltd. Class A	2,615,100	3,044,625
CMOC Group Ltd. Class H	1,092,000	998,653
CMST Development Co. Ltd. Class A	436,500	287,578
CNGR Advanced Material Co. Ltd. Class A	68,040	288,810
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,081,328	935,063
CNPC Capital Co. Ltd. Class A	182,400	137,908
COFCO Biotechnology Co. Ltd. Class A	225,000	155,016
COL Group Co. Ltd. Class A (a)	87,100	257,452
Colorlight Cloud Tech Ltd. Class A	33,880	203,164
Connect Biopharma Holdings Ltd. ADR (a)	111	169
Contemporary Amperex Technology Co. Ltd. Class A	424,627	10,470,781
CooTek Cayman, Inc. ADR (a)	225	9
COSCO SHIPPING Development Co. Ltd. Class H	12,399,709	1,794,665
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	2,868,000	3,724,866
COSCO SHIPPING Holdings Co. Ltd. Class A	541,000	1,147,824
COSCO SHIPPING Holdings Co. Ltd. Class H	5,777,562	10,108,550
COSCO SHIPPING Ports Ltd. (b)	4,081,977	2,818,077
Country Garden Holdings Co. Ltd. (a) (b)	9,838,587	611,178
Country Garden Services Holdings Co. Ltd. (b)	2,013,000	1,242,752
CQ Pharmaceutical Holding Co. Ltd. Class A	959,700	640,164
CRRC Corp. Ltd. Class A	323,100	332,356
Crystal Clear Electronic Material Co. Ltd. Class A	51,358	50,649
CSC Financial Co. Ltd. Class A	256,000	674,639

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
CSG Holding Co. Ltd. Class B	1,177,845	$389,226
CSPC Pharmaceutical Group Ltd.	9,664,960	7,699,881
CTS International Logistics Corp. Ltd. Class A	503,490	397,918
Cubic Sensor & Instrument Co. Ltd. Class A	38,864	147,666
Daan Gene Co. Ltd. Class A	498,419	341,343
Dada Nexus Ltd. ADR (a) (b)	68,683	86,541
Dajin Heavy Industry Co. Ltd. Class A	59,100	185,212
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	673,200	393,730
Daqo New Energy Corp. ADR (a) (b)	71,191	1,039,389
Dareway Software Co. Ltd. Class A (a)	65,693	70,634
DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,867	103,549
Datang International Power Generation Co. Ltd. Class H (b)	12,678,000	2,711,820
Dazhong Transportation Group Co. Ltd. Class B	2,124,750	312,338
Delixi New Energy Technology Co. Ltd. Class A (a)	149,600	234,209
Deppon Logistics Co. Ltd. Class A (a)	215,300	386,315
DHC Software Co. Ltd. Class A	201,300	124,626
DiDi Global, Inc. ADR (a)	117,217	485,278
Digital China Group Co. Ltd. Class A	263,500	826,139
Digital China Information Service Group Co. Ltd. Class A	219,300	279,950
DingDong Cayman Ltd. ADR (a) (b)	122,622	244,018
Do-Fluoride New Materials Co. Ltd. Class A	283,200	474,402
Dongfang Electric Corp. Ltd. Class A	286,700	724,520
Dongfang Electric Corp. Ltd. Class H (b)	417,600	665,387
Dongfang Electronics Co. Ltd. Class A	234,000	353,844
Dongfeng Motor Group Co. Ltd. Class H (a) (b)	1,094,714	312,679
Dongguan Aohai Technology Co. Ltd. Class A	32,200	164,069
Dongguan Dingtong Precision Metal Co. Ltd. Class A	30,042	161,673
Dongguan Yiheda Automation Co. Ltd. Class A	61,080	164,478
Security Description	Shares	Value
Dongguan Yutong Optical Technology Co. Ltd. Class A (a)	141,350	$261,370
Donghua Testing Technology Co. Ltd. Class A (a)	80,800	343,858
Dongjiang Environmental Co. Ltd. Class A (a)	480,200	233,495
Dongyue Group Ltd.	1,765,000	1,919,314
Dosilicon Co. Ltd. Class A (a)	61,463	160,543
Double Medical Technology, Inc. Class A	205,300	726,340
DouYu International Holdings Ltd. ADR (a) (b)	10,375	114,021
Eaglerise Electric & Electronic China Co. Ltd. Class A	52,070	155,907
East Buy Holding Ltd. (a) (b) (c)	351,500	568,170
East Group Co. Ltd. Class A	232,500	127,701
East Money Information Co. Ltd. Class A	912,788	1,320,263
Eastern Communications Co. Ltd. Class B	621,600	194,561
Easy Click Worldwide Network Technology Co. Ltd. Class A	41,700	83,961
Ebang International Holdings, Inc. Class A (a) (b)	7,230	43,958
Ecovacs Robotics Co. Ltd. Class A	14,900	96,288
EGing Photovoltaic Technology Co. Ltd. Class A (a)	250,900	86,602
EHang Holdings Ltd. ADR (a) (b)	35,415	480,936
Electric Connector Technology Co. Ltd. Class A	30,200	166,412
Emeren Group Ltd. ADR (a) (b)	37,905	56,858
Empyrean Technology Co. Ltd. Class A	8,900	93,927
Eoptolink Technology, Inc. Ltd. Class A (a)	70,518	1,019,494
Espressif Systems Shanghai Co. Ltd. Class A	33,909	458,322
ESR Group Ltd. (b) (c)	1,292,600	1,698,655
Essex Bio-technology Ltd.	37,000	11,469
Eve Energy Co. Ltd. Class A	210,899	1,153,165
Everbright Securities Co. Ltd. Class A	221,700	443,956
Everest Medicines Ltd. (a) (b) (c)	171,500	430,101
Fang Holdings Ltd. ADR (a)	50	300
Fanhua, Inc. ADR (a) (b)	67,298	133,923
Fanli Digital Technology Co. Ltd. Class A (a)	198,200	131,937
Far East Horizon Ltd. (b)	4,218,000	2,744,504

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
FAW Jiefang Group Co. Ltd. Class A	446,700	$479,076
Ferrotec Anhui Technology Development Co. Ltd. Class A	56,200	156,341
Fiberhome Telecommunication Technologies Co. Ltd. Class A	30,400	66,206
Fibocom Wireless, Inc. Class A	76,168	178,400
Ficont Industry Beijing Co. Ltd. Class A	31,500	111,273
FinVolution Group ADR	47,616	227,128
First Capital Securities Co. Ltd. Class A	430,100	299,857
First Tractor Co. Ltd. Class A	239,000	517,555
Flat Glass Group Co. Ltd. Class A	264,600	728,471
Flat Glass Group Co. Ltd. Class H (b)	196,000	288,700
Focus Lightings Tech Co. Ltd. Class A	334,800	412,719
Focus Media Information Technology Co. Ltd. Class A	523,300	434,360
Focus Technology Co. Ltd. Class A	53,715	198,354
Focuslight Technologies, Inc. Class A	27,501	207,175
Foryou Corp. Class A	52,700	193,163
Foshan Golden Milky Way Intelligent Equipment Co. Ltd. Class A	50,050	166,174
Foshan Haitian Flavouring & Food Co. Ltd. Class A	458,875	2,166,518
Foxconn Industrial Internet Co. Ltd. Class A	1,114,200	4,181,579
Fujian Apex Software Co. Ltd. Class A	16,080	70,634
Fujian Boss Software Development Co. Ltd. Class A	50,652	88,110
Fujian Foxit Software Development JSC Ltd. Class A	11,027	69,190
Fujian Funeng Co. Ltd. Class A	59,670	95,297
Fujian Mindong Electric Power Ltd. Co. Class A	231,000	303,429
Fujian Nebula Electronics Co. Ltd. Class A (a)	28,500	66,284
Fujian Star-net Communication Co. Ltd. Class A	255,700	462,658
Fujian Sunner Development Co. Ltd. Class A	212,700	397,382
Security Description	Shares	Value
Fujian Yongfu Power Engineering Co. Ltd. Class A (a)	23,200	$69,115
Fulin Precision Co. Ltd. Class A (a)	269,140	237,405
Full Truck Alliance Co. Ltd. ADR	696,059	5,596,314
Fuyao Glass Industry Group Co. Ltd. Class A	480,017	3,149,334
Fuyao Glass Industry Group Co. Ltd. Class H (c)	172,000	999,078
Ganfeng Lithium Group Co. Ltd. Class A	257,720	1,011,345
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	155,400	302,942
Gaona Aero Material Co. Ltd. Class A	67,340	146,563
Gaotu Techedu, Inc. ADR (a) (b)	219,776	1,076,902
G-bits Network Technology Xiamen Co. Ltd. Class A	14,600	355,979
GCL Energy Technology Co. Ltd. Class A	66,300	72,286
GCL System Integration Technology Co. Ltd. Class A (a)	654,600	173,942
GCL Technology Holdings Ltd. (a) (b)	18,517,000	2,751,200
GD Power Development Co. Ltd. Class A	673,800	552,821
GDS Holdings Ltd. Class A (a) (b)	1,026,000	1,226,091
Geely Automobile Holdings Ltd.	5,493,489	6,184,872
GEM Co. Ltd. Class A	164,100	143,177
Gemac Engineering Machinery Co. Ltd. Class A	130,000	147,791
Gemdale Corp. Class A	202,500	94,304
GemPharmatech Co. Ltd. Class A	160,158	224,195
Genertec Universal Medical Group Co. Ltd. (c)	1,160,100	631,507
Genimous Technology Co. Ltd. Class A (a)	749,800	623,391
Genscript Biotech Corp. (a) (b)	692,000	737,434
Getein Biotech, Inc. Class A	456,278	484,973
GF Securities Co. Ltd. Class H (b)	2,805,000	2,324,506
Giant Biogene Holding Co. Ltd. (c)	289,800	1,701,889
Giant Network Group Co. Ltd. Class A	466,700	603,443
Giantec Semiconductor Corp. Class A	38,541	321,120
GigaDevice Semiconductor, Inc. Class A (a)	36,960	484,069

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Ginlong Technologies Co. Ltd. Class A	24,650	$140,590
GoerTek, Inc. Class A	460,700	1,231,125
Goke Microelectronics Co. Ltd. Class A	34,200	247,523
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	668,000	314,005
GoldenHome Living Co. Ltd. Class A (a)	45,080	117,997
Goldwind Science & Technology Co. Ltd. Class A	944,700	869,540
GOME Retail Holdings Ltd. (a)	296,000	948
GoodWe Technologies Co. Ltd. Class A	28,869	221,910
Goodwill E-Health Info Co. Ltd. Class A (a)	74,433	207,573
Gotion High-tech Co. Ltd. Class A	161,644	423,989
Grand Baoxin Auto Group Ltd. (a)	3,158	67
Grandjoy Holdings Group Co. Ltd. Class A (a)	189,300	60,673
Great Microwave Technology Co. Ltd. Class A	74,342	265,767
Great Wall Motor Co. Ltd. Class H (b)	3,785,376	5,837,529
Gree Electric Appliances, Inc. of Zhuhai Class A	245,500	1,318,820
Gree Real Estate Co. Ltd. Class A (a)	462,000	268,941
Greentown China Holdings Ltd.	1,153,500	907,151
Greentown Service Group Co. Ltd. (b)	484,000	208,915
Grinm Advanced Materials Co. Ltd. Class A	219,200	267,213
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	168,000	141,058
Guangdong Dtech Technology Co. Ltd. Class A	45,200	108,653
Guangdong Electric Power Development Co. Ltd. Class B	3,521,240	947,128
Guangdong Fangyuan New Materials Group Co. Ltd. Class A (a)	266,696	153,789
Guangdong Golden Dragon Development, Inc. Class A (a)	236,900	243,362
Guangdong Haid Group Co. Ltd. Class A	210,600	1,357,202
Guangdong Hongda Holdings Group Co. Ltd. Class A	211,100	582,048
Security Description	Shares	Value
Guangdong Hoshion Industrial Aluminium Co. Ltd. Class A	75,540	$132,024
Guangdong Investment Ltd.	5,334,229	3,122,349
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A (a)	36,909	49,291
Guangdong Kinlong Hardware Products Co. Ltd. Class A	28,300	100,279
Guangdong Lvtong New Energy Electric Vehicle Technology Co. Ltd. Class A	76,895	197,692
Guangdong Lyric Robot Automation Co. Ltd. Class A (a)	32,838	86,044
Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A (a)	106,400	82,924
Guangdong Provincial Expressway Development Co. Ltd. Class B	434,800	402,644
Guangdong Shunkong Development Co. Ltd. Class A	75,200	129,061
Guangdong Tecsun Science & Technology Co. Ltd. Class A	95,400	100,224
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	431,100	830,804
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	226,200	354,132
Guanghui Energy Co. Ltd. Class A	496,200	455,363
Guanglian Aviation Industry Co. Ltd. Class A	233,240	598,367
Guangshen Railway Co. Ltd. Class H (b)	9,358,000	2,541,046
Guangxi Guiguan Electric Power Co. Ltd. Class A	445,700	468,236
Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A (a)	289,000	800,397
Guangzhou Automobile Group Co. Ltd. Class H (b)	5,078,090	1,795,160
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	233,400	937,647
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	45,300	113,795
Guangzhou Haige Communications Group, Inc. Co. Class A	490,500	696,026
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	15,400	57,353

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	1,756,282	$197,957
Guangzhou Restaurant Group Co. Ltd. Class A	280,760	614,139
Guangzhou Sanfu New Materials Technology Co. Ltd. Class A (a)	9,200	50,405
Guangzhou Tinci Materials Technology Co. Ltd. Class A	430,498	1,035,434
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	937,184	636,697
Guangzhou Zhujiang Brewery Co. Ltd. Class A	461,000	468,524
Guizhou Aviation Technical Development Co. Ltd. Class A	26,594	126,762
Guizhou Red Star Developing Co. Ltd. Class A	77,000	104,518
Guizhou Tyre Co. Ltd. Class A	103,100	71,597
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	454,300	205,967
Guizhou Zhenhua E-chem, Inc. Class A (a)	39,924	53,262
Guizhou Zhongyida Co. Ltd. Class A (a)	238,300	129,907
Guizhou Zhongyida Co. Ltd. Class B (a)	270,300	25,949
Guocheng Mining Co. Ltd. Class A	229,500	299,258
Guosen Securities Co. Ltd. Class A	714,700	850,688
Guosheng Financial Holding, Inc. Class A (a)	222,100	257,667
Guotai Junan Securities Co. Ltd. Class A	490,800	910,899
Guoyuan Securities Co. Ltd. Class A	225,310	187,016
H World Group Ltd. (b)	1,663,760	5,540,610
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	3,940,000	353,255
Haidilao International Holding Ltd. (b) (c)	742,000	1,334,334
Haier Smart Home Co. Ltd. Class A	496,400	1,929,615
Haier Smart Home Co. Ltd. Class H	2,241,800	7,494,298
Hainan Drinda New Energy Technology Co. Ltd. Class A	29,400	154,554
Hainan Haiqi Transportation Group Co. Ltd. Class A (a)	141,200	314,278
Hainan Jinpan Smart Technology Co. Ltd. Class A	37,814	270,106
Security Description	Shares	Value
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	65,000	$64,023
Haisco Pharmaceutical Group Co. Ltd. Class A	240,500	1,011,300
Haitian International Holdings Ltd.	189,000	537,413
Haitong Securities Co. Ltd. Class A	464,900	545,080
Haitong Securities Co. Ltd. Class H (b)	4,648,400	2,161,243
Halo Microelectronics Co. Ltd. Class A (a)	185,350	280,024
Hang Zhou Great Star Industrial Co. Ltd. Class A	494,800	1,673,991
Hangjin Technology Co. Ltd. Class A	230,900	698,312
Hangzhou Alltest Biotech Co. Ltd. Class A	27,570	177,976
Hangzhou Bio-Sincerity Pharma-Tech Co. Ltd. Class A	28,100	223,542
Hangzhou Chang Chuan Technology Co. Ltd. Class A	202,530	753,712
Hangzhou Cogeneration Group Co. Ltd. Class A	69,300	230,941
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	30,300	67,026
Hangzhou First Applied Material Co. Ltd. Class A	586,906	1,181,714
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A (a)	13,176	194,549
Hangzhou Lion Microelectronics Co. Ltd. Class A	28,300	89,697
Hangzhou Onechance Tech Corp. Class A	69,000	142,237
Hangzhou Raycloud Technology Co. Ltd. Class A (a)	62,112	51,215
Hangzhou Robam Appliances Co. Ltd. Class A	34,200	103,525
Hangzhou Silan Microelectronics Co. Ltd. Class A (a)	203,000	486,865
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	1,883,779	1,669,666
Hangzhou Sunrise Technology Co. Ltd. Class A	58,900	137,148
Hangzhou Tigermed Consulting Co. Ltd. Class A	189,522	1,261,602
Hansoh Pharmaceutical Group Co. Ltd. (c)	490,000	1,024,259

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Hanwang Technology Co. Ltd. Class A (a)	43,100	$98,292
Hanwei Electronics Group Corp. Class A	44,800	84,190
Haohua Chemical Science & Technology Co. Ltd. Class A	34,119	135,058
Harbin Boshi Automation Co. Ltd. Class A	965,020	1,621,838
Harbin Electric Co. Ltd. Class H (b)	4,304,942	1,339,884
HBM Holdings Ltd. (a) (c)	675,000	119,310
Hebei Sinopack Electronic Technology Co. Ltd. Class A	24,920	157,831
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	177,784	226,466
Hefei Meiya Optoelectronic Technology, Inc. Class A	260,620	589,004
Helens International Holdings Co. Ltd. (b)	158,000	45,331
Hello Group, Inc. ADR	171,392	1,048,919
Henan Ancai Hi-Tech Co. Ltd. Class A (a)	282,500	146,651
Henan Hengxing Science & Technology Co. Ltd. Class A (a)	242,100	70,300
Henan Lingrui Pharmaceutical Co. Class A	491,500	1,629,840
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	210,500	583,277
Henan Shijia Photons Technology Co. Ltd. Class A (a)	154,728	201,759
Henan Shuanghui Investment & Development Co. Ltd. Class A	201,640	656,497
Henan Zhongfu Industry Co. Ltd. Class A (a)	695,100	237,068
Hengan International Group Co. Ltd.	1,095,000	3,337,987
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	209,200	357,318
Hengli Petrochemical Co. Ltd. Class A	662,500	1,265,863
Hesai Group ADR (a) (b)	39,917	167,252
HG Technologies Co. Ltd. Class A	42,600	84,548
Hisense Home Appliances Group Co. Ltd. Class A	686,200	3,030,207
HitGen, Inc. Class A	55,049	85,580
Hithink RoyalFlush Information Network Co. Ltd. Class A	36,100	512,758
Hongbo Co. Ltd. Class A (a)	36,600	55,345
Security Description	Shares	Value
Honghua Group Ltd. (a)	14,000	$160
Hongli Zhihui Group Co. Ltd. Class A	443,600	339,649
Hopson Development Holdings Ltd. (a) (b)	508,359	233,103
Horizon Construction Development Ltd. (a) (b)	781,111	150,071
Hoshine Silicon Industry Co. Ltd. Class A (a)	39,000	249,518
Hoymiles Power Electronics, Inc. Class A	10,275	161,538
Hoyuan Green Energy Co. Ltd. Class A	60,374	141,325
Hua Hong Semiconductor Ltd. (b) (c)	456,000	1,287,855
Huachangda Intelligent Equipment Group Co. Ltd. Class A (a)	196,500	77,245
Huada Automotive Technology Corp. Ltd. Class A (a)	77,100	304,668
Huadian Power International Corp. Ltd. Class H (b)	4,811,308	2,914,861
Huadong Medicine Co. Ltd. Class A	34,200	130,273
Huafon Chemical Co. Ltd. Class A (a)	1,890,000	1,856,126
Huafu Fashion Co. Ltd. Class A (a)	167,000	87,150
Huagong Tech Co. Ltd. Class A	201,600	826,464
Huaibei Mining Holdings Co. Ltd. Class A	57,200	131,153
Huakai Yibai Technology Co. Ltd. Class A	46,900	73,425
Hualan Biological Engineering, Inc. Class A	419,827	907,986
Huaneng Power International, Inc. Class H (a) (b)	8,332,416	6,179,354
Huangshan Tourism Development Co. Ltd. Class B	1,657,382	1,170,112
Huatai Securities Co. Ltd. Class A	709,700	1,204,405
Huatai Securities Co. Ltd. Class H (c)	1,387,600	1,533,800
Huaxi Securities Co. Ltd. Class A	489,800	442,110
Huayu Automotive Systems Co. Ltd. Class A	226,661	508,531
Hubei Biocause Pharmaceutical Co. Ltd. Class A (a)	683,400	163,810
Hubei Century Network Technology Co. Ltd. Class A	82,000	112,877
Hubei Feilihua Quartz Glass Co. Ltd. Class A	25,694	108,219

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	47,600	$187,183
Hubei Zhongyi Technology, Inc. Class A	33,880	83,391
Huizhou Desay Sv Automotive Co. Ltd. Class A	170,662	2,035,784
Humanwell Healthcare Group Co. Ltd. Class A	33,900	79,725
Hunan Gold Corp. Ltd. Class A	221,400	548,887
Hunan Huamin Holdings Co. Ltd. Class A (a)	312,400	262,300
Hunan Valin Steel Co. Ltd. Class A	408,200	247,687
Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	44,853	193,275
Hunan Zhongke Electric Co. Ltd. Class A	51,300	59,796
Hundsun Technologies, Inc. Class A	435,310	1,052,970
HUYA, Inc. ADR	39,356	155,456
Hwa Create Co. Ltd. Class A (a)	74,000	178,897
Hwatsing Technology Co. Ltd. Class A (a)	19,609	509,184
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	328,000	1,182,622
Hymson Laser Technology Group Co. Ltd. Class A	44,240	199,299
Hytera Communications Corp. Ltd. Class A (a)	727,000	405,280
HyUnion Holding Co. Ltd. Class A (a)	181,200	128,314
IEIT Systems Co. Ltd. Class A	65,416	325,877
Iflytek Co. Ltd. Class A	259,900	1,528,960
iHuman, Inc. ADR (b)	25,975	46,495
IKD Co. Ltd. Class A (a)	132,100	267,607
I-Mab ADR (a) (b)	40,402	67,471
Imeik Technology Development Co. Ltd. Class A	7,980	188,109
Industrial & Commercial Bank of China Ltd. Class A	6,953,605	5,428,895
Industrial & Commercial Bank of China Ltd. Class H	73,912,656	43,926,880
Industrial Bank Co. Ltd. Class A (a)	1,433,000	3,458,427
Industrial Securities Co. Ltd. Class A	709,400	491,664
INESA Intelligent Tech, Inc. Class B	4,519,000	2,132,968
Infotmic Co. Ltd. Class A (a)	603,300	361,112
Ingenic Semiconductor Co. Ltd. Class A	35,700	271,093
Security Description	Shares	Value
Inmyshow Digital Technology Group Co. Ltd. Class A	119,100	$59,380
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	3,634,300	696,908
Inner Mongolia ERDOS Resources Co. Ltd. Class A	212,560	288,815
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	744,000	376,033
Inner Mongolia OJing Science & Technology Co. Ltd. Class A	38,200	145,457
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	255,900	475,989
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	274,700	972,250
Inner Mongolia Yitai Coal Co. Ltd. Class B	939,536	1,687,407
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	186,000	176,043
InnoCare Pharma Ltd. (a) (b) (c)	188,000	116,064
Innovent Biologics, Inc. (a) (c)	1,125,000	5,302,662
Intco Medical Technology Co. Ltd. Class A	56,700	208,212
iQIYI, Inc. ADR (a)	396,289	1,454,381
iRay Technology Co. Ltd. Class A	8,205	129,500
JA Solar Technology Co. Ltd. Class A	389,964	598,231
Jade Bird Fire Co. Ltd. Class A	66,040	114,335
Jason Furniture Hangzhou Co. Ltd. Class A	262,040	1,158,943
JCET Group Co. Ltd. Class A	68,300	296,649
JD Health International, Inc. (a) (b) (c)	1,160,150	3,157,669
JD Logistics, Inc. (a) (c)	1,382,000	1,483,357
JD.com, Inc. Class A	2,504,982	33,143,510
Jiajiayue Group Co. Ltd. Class A	245,200	272,375
Jiangling Motors Corp. Ltd. Class A	205,700	611,675
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	38,100	146,381
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	28,400	87,796
Jiangsu Cai Qin Technology Co. Ltd. Class A	36,686	66,530
Jiangsu Changshu Automotive Trim Group Co. Ltd. Class A	39,700	68,950

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	237,820	$246,587
Jiangsu Cnano Technology Co. Ltd. Class A	35,412	111,947
Jiangsu Eastern Shenghong Co. Ltd. Class A	706,900	771,690
Jiangsu Etern Co. Ltd. Class A (a)	126,200	64,303
Jiangsu Expressway Co. Ltd. Class H (a)	3,991,087	4,258,236
Jiangsu General Science Technology Co. Ltd. Class A	316,000	231,129
Jiangsu Guomao Reducer Co. Ltd. Class A	77,500	109,230
Jiangsu Hengli Hydraulic Co. Ltd. Class A	208,751	1,331,848
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A (a)	659,716	3,475,305
Jiangsu Hongtian Technology Co. Ltd. Class A	45,800	125,465
Jiangsu Hoperun Software Co. Ltd. Class A (a)	51,600	146,089
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	222,350	526,878
Jiangsu King's Luck Brewery JSC Ltd. Class A	33,100	209,458
Jiangsu Linyang Energy Co. Ltd. Class A	223,800	192,200
Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	25,480	99,779
Jiangsu Olive Sensors High-Tech Co. Ltd. Class A	257,400	202,723
Jiangsu Pacific Precision Forging Co. Ltd. Class A	143,900	160,243
Jiangsu Pacific Quartz Co. Ltd. Class A	50,100	203,190
Jiangsu Rongtai Industry Co. Ltd. Class A (a)	92,500	232,237
Jiangsu Shagang Co. Ltd. Class A	144,200	74,462
Jiangsu Tongli Risheng Machinery Co. Ltd. Class A	29,000	96,642
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	49,000	263,361
Jiangsu Yanghe Distillery Co. Ltd. Class A	179,965	1,990,230
Jiangsu Yangnong Chemical Co. Ltd. Class A	18,850	145,748
Jiangsu Yinhe Electronics Co. Ltd. Class A	137,500	92,472
Jiangsu Yoke Technology Co. Ltd. Class A	224,600	1,935,334
Security Description	Shares	Value
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	290,378	$1,495,471
JiangSu Zhenjiang New Energy Equipment Co. Ltd. Class A	45,900	206,337
Jiangsu Zhongtian Technology Co. Ltd. Class A	261,300	567,277
Jiangxi Copper Co. Ltd. Class H	2,341,000	4,671,565
Jiangxi Ganneng Co. Ltd. Class A	165,000	218,543
Jiangxi GETO New Materials Corp. Ltd. Class A	87,900	81,509
Jiangxi Jovo Energy Co. Ltd. Class A	37,300	148,161
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	219,700	828,142
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	62,400	69,658
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	32,400	88,668
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A (a)	57,500	93,722
Jianshe Industry Group Yunnan Co. Ltd. Class A (a)	233,500	276,010
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (a)	803,300	114,429
Jilin OLED Material Tech Co. Ltd. Class A	58,626	188,384
Jinan Acetate Chemical Co. Ltd. (b)	34,230	940,121
Jinko Solar Co. Ltd. Class A	378,575	368,160
JinkoSolar Holding Co. Ltd. ADR (b)	49,331	1,022,138
Jinlei Technology Co. Ltd. Class A	51,000	107,088
Jinxin Fertility Group Ltd. (b) (c)	1,018,500	362,660
Jinzhou Yongshan Lithium Co. Ltd. Class A (a)	84,200	71,389
JiuGui Liquor Co. Ltd. Class A	22,500	135,200
Jiumaojiu International Holdings Ltd. (b) (c)	225,000	116,716
JL Mag Rare-Earth Co. Ltd. Class A	99,584	176,775
Joinn Laboratories China Co. Ltd. Class A	281,711	512,037
Jointo Energy Investment Co. Ltd. Hebei Class A	130,800	112,869

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Jointown Pharmaceutical Group Co. Ltd. Class A	1,284,677	$858,698
Jolywood Suzhou Sunwatt Co. Ltd. Class A	101,300	80,059
Jones Tech PLC Class A	59,900	142,266
Joy City Property Ltd.	3,418,000	92,811
Joyoung Co. Ltd. Class A	441,256	633,401
JOYY, Inc. ADR	49,183	1,479,916
Juewei Food Co. Ltd. Class A	19,000	40,078
Kama Co. Ltd. Class B (a)	1,693,400	50,802
Kandi Technologies Group, Inc. (a) (b)	185	405
Kangji Medical Holdings Ltd. (b)	117,500	83,978
Kanzhun Ltd. ADR	283,570	5,333,952
KBC Corp. Ltd. Class A	6,747	26,153
KE Holdings, Inc. ADR	714,088	10,104,345
Keboda Technology Co. Ltd. Class A	10,600	93,138
Keda Industrial Group Co. Ltd. Class A (a)	172,100	198,717
KEDE Numerical Control Co. Ltd. Class A	34,027	300,428
Kehua Data Co. Ltd. Class A	34,800	100,718
Keli Sensing Technology Ningbo Co. Ltd. Class A	35,200	112,530
Keshun Waterproof Technologies Co. Ltd. Class A (a)	153,460	90,384
Keymed Biosciences, Inc. (a) (b) (c)	140,500	607,356
Kingboard Holdings Ltd. (b)	1,244,391	2,929,516
KingClean Electric Co. Ltd. Class A	45,640	135,029
Kingdee International Software Group Co. Ltd. (a)	2,679,700	2,512,412
Kingnet Network Co. Ltd. Class A	190,300	248,925
Kingsemi Co. Ltd. Class A (a)	17,040	207,724
Kingsoft Cloud Holdings Ltd. (a) (b)	1,130,565	198,385
Kingsoft Corp. Ltd.	931,600	2,690,727
Konfoong Materials International Co. Ltd. Class A	20,700	134,846
KPC Pharmaceuticals, Inc. Class A	228,500	558,038
KSEC Intelligent Technology Co. Ltd. Class A (a)	40,800	102,715
Kuaishou Technology (a) (c)	2,281,700	13,487,263
Kuang-Chi Technologies Co. Ltd. Class A (a)	274,090	651,357
Kunlun Energy Co. Ltd.	5,938,152	6,160,698
Kunlun Tech Co. Ltd. Class A	74,300	328,103
Security Description	Shares	Value
Kunshan Dongwei Technology Co. Ltd. Class A	34,863	$125,158
Kunshan GuoLi Electronic Technology Co. Ltd. Class A	12,484	59,437
Kunshan Huguang Auto Harness Co. Ltd. Class A	153,800	586,689
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A (a)	49,180	141,056
Kweichow Moutai Co. Ltd. Class A	117,479	23,611,978
KWG Group Holdings Ltd. (a) (b)	2,170,668	90,359
Landai Technology Group Corp. Ltd. Class A (a)	425,300	273,791
Lanzhou LS Heavy Equipment Co. Ltd. Class A (a)	116,600	71,868
Lao Feng Xiang Co. Ltd. Class A	27,600	219,980
Laobaixing Pharmacy Chain JSC Class A	44,954	113,049
LB Group Co. Ltd. Class A	238,200	605,871
Leader Harmonious Drive Systems Co. Ltd. Class A	15,385	173,008
Lenovo Group Ltd.	8,266,282	11,667,703
Lens Technology Co. Ltd. Class A	441,465	1,103,534
Leo Group Co. Ltd. Class A	2,403,000	470,670
Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	28,400	111,642
Levima Advanced Materials Corp. Class A	65,900	123,751
LexinFintech Holdings Ltd. ADR	89,439	147,574
Li Auto, Inc. Class A (a)	1,159,654	10,441,847
Li Ning Co. Ltd.	2,615,193	5,660,881
Lianhua Supermarket Holdings Co. Ltd. Class H (a)	13,000	741
Liaoning Xinde New Material Technology Co. Ltd. Class A	18,250	69,092
Lifetech Scientific Corp. (a) (b)	4,520,000	804,724
Ligao Foods Co. Ltd. Class A	22,700	87,338
Lingyi iTech Guangdong Co. Class A	918,900	896,138
Link Motion, Inc. ADR (a) (e)	16,509	—
Linklogis, Inc. Class B (a) (b) (c)	340,500	94,639
Linktel Technologies Co. Ltd. Class A	17,700	152,130
Livzon Pharmaceutical Group, Inc. Class H (b)	416,527	1,371,102

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	51,700	$131,643
Longfor Group Holdings Ltd. (b) (c)	1,547,538	2,124,857
LONGi Green Energy Technology Co. Ltd. Class A (a)	959,004	1,841,599
Longshine Technology Group Co. Ltd. Class A	39,450	45,984
Loongson Technology Corp. Ltd. Class A (a)	37,897	456,424
Lu Thai Textile Co. Ltd. Class B	174,000	97,392
Lucky Harvest Co. Ltd. Class A	19,000	79,556
Luenmei Quantum Co. Ltd. Class A	479,208	341,970
Lufax Holding Ltd. ADR (b)	123,542	292,795
Luokung Technology Corp. (a) (b)	259	174
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	34,140	70,236
Luxshare Precision Industry Co. Ltd. Class A (a)	961,029	5,174,473
Luye Pharma Group Ltd. (a) (b) (c)	1,140,000	394,241
Luzhou Laojiao Co. Ltd. Class A	211,142	4,149,759
Maanshan Iron & Steel Co. Ltd. Class H (a) (b)	3,746,000	542,175
Maccura Biotechnology Co. Ltd. Class A (a)	37,572	58,564
Macmic Science & Technology Co. Ltd. Class A	61,688	135,698
Malion New Materials Co. Ltd. Class A	92,150	79,391
Mango Excellent Media Co. Ltd. Class A	186,150	532,888
Maxscend Microelectronics Co. Ltd. Class A	33,696	358,798
Mega-info Media Co. Ltd. Class A	40,500	65,403
MeiG Smart Technology Co. Ltd. Class A	76,400	207,616
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	464,160	240,318
Meitu, Inc. (b) (c)	3,439,500	1,163,035
Meituan Class B (a) (c)	4,516,327	64,267,737
Mesnac Co. Ltd. Class A	131,100	132,701
Metallurgical Corp. of China Ltd. Class A	141,800	60,209
Metallurgical Corp. of China Ltd. Class H (b)	2,263,000	463,765
Microport Scientific Corp. (a) (b)	687,937	464,358
Security Description	Shares	Value
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	23,525	$172,454
Ming Yang Smart Energy Group Ltd. Class A (a)	178,400	230,671
Ming Yuan Cloud Group Holdings Ltd. (b)	372,000	96,724
Mingchen Health Co. Ltd. Class A	43,560	69,270
MINISO Group Holding Ltd. ADR (b)	103,814	1,979,733
Minmetals Development Co. Ltd. Class A (a)	129,000	116,617
Minth Group Ltd. (a)	250,000	388,734
Miracll Chemicals Co. Ltd. Class A	48,880	110,068
MLS Co. Ltd. Class A	49,748	54,921
MMG Ltd. (a) (b)	1,692,000	645,818
MOG Digitech Holdings Ltd. (a)	440,000	56,357
Montage Technology Co. Ltd. Class A	107,042	838,056
Montnets Cloud Technology Group Co. Ltd. Class A	462,700	445,535
Morimatsu International Holdings Co. Ltd. (a)	167,000	111,228
Motic Xiamen Electric Group Co. Ltd. Class A	65,400	76,858
Muyuan Foods Co. Ltd. Class A	663,284	3,961,071
Nancal Technology Co. Ltd. Class A	77,848	224,133
NanJi E-Commerce Co. Ltd. Class A	743,800	264,884
Nanjing Bestway Intelligent Control Technology Co. Ltd. Class A	25,900	105,504
Nanjing Develop Advanced Manufacturing Co. Ltd. Class A	27,933	50,121
Nanjing Quanxin Cable Technology Co. Ltd. Class A	290,000	491,751
Nanjing Vazyme Biotech Co. Ltd. Class A (a)	28,636	78,485
Nantong Jianghai Capacitor Co. Ltd. Class A	191,800	348,090
Nanya New Material Technology Co. Ltd. Class A (a)	79,588	278,744
NARI Technology Co. Ltd. Class A	602,879	2,061,111
National Silicon Industry Group Co. Ltd. Class A (a)	160,929	304,407
Nations Technologies, Inc. Class A (a)	316,400	378,336
NAURA Technology Group Co. Ltd. Class A	33,000	1,445,910

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
NavInfo Co. Ltd. Class A (a)	246,500	$210,007
NBTM New Materials Group Co. Ltd. Class A	243,048	479,048
NetDragon Websoft Holdings Ltd.	34,500	52,143
NetEase, Inc.	2,002,680	38,245,714
New China Life Insurance Co. Ltd. Class H	1,168,000	2,229,065
New Hope Liuhe Co. Ltd. Class A (a)	672,000	841,283
New Horizon Health Ltd. (a) (b) (c)	115,500	209,182
New Oriental Education & Technology Group, Inc. (a)	1,643,810	12,569,544
New Trend International Logis-Tech Co. Ltd. Class A	38,900	65,483
Neway CNC Equipment Suzhou Co. Ltd. Class A	92,933	199,719
Neway Valve Suzhou Co. Ltd. Class A	50,000	117,247
Newland Digital Technology Co. Ltd. Class A	656,520	1,250,840
Ninestar Corp. Class A (a)	26,600	96,259
Ningbo Deye Technology Co. Ltd. Class A	40,572	413,119
Ningbo Energy Group Co. Ltd. Class A	786,800	384,733
Ningbo Haitian Precision Machinery Co. Ltd. Class A	51,881	162,802
Ningbo Hengshuai Co. Ltd. Class A	31,000	293,532
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	98,700	138,299
Ningbo Joyson Electronic Corp. Class A	33,300	67,596
Ningbo Kbe Electrical Technology Co. Ltd. Class A	121,266	561,579
Ningbo Orient Wires & Cables Co. Ltd. Class A	49,800	332,939
Ningbo Ronbay New Energy Technology Co. Ltd. Class A (a)	50,596	161,334
Ningbo Sanxing Medical Electric Co. Ltd. Class A	234,900	1,126,102
Ningbo Shanshan Co. Ltd. Class A	163,600	181,956
Ningbo Sunrise Elc Technology Co. Ltd. Class A	39,800	127,073
Ningbo Tuopu Group Co. Ltd. Class A	82,800	607,999
Ningbo Xusheng Group Co. Ltd. Class A	165,612	239,542
Ningbo Yongxin Optics Co. Ltd. Class A	10,500	86,996
Security Description	Shares	Value
Ningbo Yunsheng Co. Ltd. Class A	181,000	$129,412
Ningbo Zhenyu Technology Co. Ltd. Class A	25,500	189,307
Ningxia Baofeng Energy Group Co. Ltd. Class A (a)	51,000	121,059
Ningxia Western Venture Industrial Co. Ltd. Class A (a)	197,300	101,611
NIO, Inc. ADR (a) (b)	1,508,632	6,275,909
NiSun International Enterprise Development Group Co. Ltd. (a)	180	628
Niu Technologies ADR (a) (b)	26,395	45,927
Noah Holdings Ltd. ADR (a)	21,210	204,677
Nongfu Spring Co. Ltd. Class H (b) (c)	1,791,200	8,500,136
North Copper Co. Ltd. Class A	682,500	867,515
Northeast Securities Co. Ltd. Class A	203,300	155,381
Novogene Co. Ltd. Class A	41,562	62,165
Novoray Corp. Class A	23,411	154,238
NYOCOR Co. Ltd. Class A	614,700	432,766
Obio Technology Shanghai Corp. Ltd. Class A (a)	224,737	142,522
Ocean's King Lighting Science & Technology Co. Ltd. Class A	201,300	122,696
OFILM Group Co. Ltd. Class A (a)	187,700	200,790
OK Science & Technology Co. Ltd. Class A	17,400	83,868
OKE Precision Cutting Tools Co. Ltd. Class A	38,962	103,638
OneConnect Financial Technology Co. Ltd. ADR (a)	111	175
Oppein Home Group, Inc. Class A	18,620	136,599
OPT Machine Vision Tech Co. Ltd. Class A	7,099	62,260
Orient Securities Co. Ltd. Class A	634,556	660,557
Ourpalm Co. Ltd. Class A (a)	125,900	71,910
Ovctek China, Inc. Class A	73,300	157,426
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	463,400	158,680
Pansoft Co. Ltd. Class A	36,300	72,940
PDD Holdings, Inc. ADR (a)	687,412	91,391,425
Peijia Medical Ltd. (a) (b) (c)	149,000	43,513
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (a)	1,197,300	72,158
People.cn Co. Ltd. Class A	76,100	208,365

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
People's Insurance Co. Group of China Ltd. Class H (a)	9,288,000	$3,188,237
Perfect World Co. Ltd. Class A	470,050	489,310
PetroChina Co. Ltd. Class A	3,539,100	5,002,638
PetroChina Co. Ltd. Class H	23,995,988	24,280,593
Pharmaron Beijing Co. Ltd. Class A	374,375	952,750
Phenix Optical Co. Ltd. Class A (a)	96,000	214,726
PhiChem Corp. Class A (a)	43,000	72,444
PICC Property & Casualty Co. Ltd. Class H (a)	8,549,102	10,621,499
Piesat Information Technology Co. Ltd. Class A (a)	24,823	60,520
Ping An Bank Co. Ltd. Class A	1,211,200	1,683,870
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	693,100	1,015,583
Ping An Insurance Group Co. of China Ltd. Class A	708,130	4,011,623
Ping An Insurance Group Co. of China Ltd. Class H	6,710,420	30,426,117
Piotech, Inc. Class A	27,335	449,702
PNC Process Systems Co. Ltd. Class A (a)	42,415	133,679
POCO Holding Co. Ltd. Class A	54,432	327,300
Poly Developments & Holdings Group Co. Ltd. Class A (a)	742,800	891,256
Poly Property Group Co. Ltd. (a) (b)	2,340,198	443,617
Pop Mart International Group Ltd. (c)	834,800	4,089,851
Postal Savings Bank of China Co. Ltd. Class A	150,800	104,722
Postal Savings Bank of China Co. Ltd. Class H (b) (c)	7,730,000	4,534,595
Power Construction Corp. of China Ltd. Class A	727,400	556,944
PowerTECH Co. Ltd. Class A	22,650	132,192
Powerwin Tech Group Ltd. (a)	248,000	90,847
Primarius Technologies Co. Ltd. Class A	111,018	225,812
Prosus NV	23,485	837,156
Puxin Ltd. ADR (a) (e)	1,690	—
Puya Semiconductor Shanghai Co. Ltd. Class A (a)	41,006	545,766
Pylon Technologies Co. Ltd. Class A	19,737	107,351
Security Description	Shares	Value
QC Solar Suzhou Co. Ltd. Class A	19,290	$85,923
Qianhe Condiment & Food Co. Ltd. Class A	413,265	752,847
Qifu Technology, Inc. ADR	114,572	2,260,506
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	66,000	66,535
Qingdao Gaoce Technology Co. Ltd. Class A	128,764	209,702
Qingdao Gon Technology Co. Ltd. Class A	223,800	573,229
Qingdao Haier Biomedical Co. Ltd. Class A	35,895	182,896
Qingdao Hanhe Cable Co. Ltd. Class A	1,182,700	532,963
Qingdao TGOOD Electric Co. Ltd. Class A	51,400	141,650
Qingdao Tianneng Heavy Industries Co. Ltd. Class A	207,000	117,948
Qingdao Topscomm Communication, Inc. Class A	183,500	112,098
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	26,748	273,714
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	205,800	491,889
QuakeSafe Technologies Co. Ltd. Class A	32,379	37,608
Quectel Wireless Solutions Co. Ltd. Class A	32,398	207,367
Qutoutiao, Inc. ADR (a) (b)	50,477	707
R&G PharmaStudies Co. Ltd. Class A (a)	23,200	106,803
Range Intelligent Computing Technology Group Co. Ltd. Class A	56,900	186,657
Raytron Technology Co. Ltd. Class A (a)	82,541	316,220
Red Avenue New Materials Group Co. Ltd. Class A	14,300	57,879
Remegen Co. Ltd. Class A (a)	66,141	391,364
Remegen Co. Ltd. Class H (a) (b) (c)	51,500	161,610
Rigol Technologies Co. Ltd. Class A	21,737	75,088
Risen Energy Co. Ltd. Class A	191,000	316,552
Rising Nonferrous Metals Share Co. Ltd. Class A (a)	51,200	191,732
Riyue Heavy Industry Co. Ltd. Class A (a)	44,400	62,457
RLX Technology, Inc. ADR (b)	865,324	1,592,196
RoboTechnik Intelligent Technology Co. Ltd. Class A	16,100	192,626

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Rockchip Electronics Co. Ltd. Class A	44,200	$358,220
RongFa Nuclear Equipment Co. Ltd. Class A (a)	186,100	87,686
Rongsheng Petrochemical Co. Ltd. Class A	700,800	927,252
Roshow Technology Co. Ltd. Class A (a)	180,400	118,605
Ruijie Networks Co. Ltd. Class A	23,513	96,102
Runa Smart Equipment Co. Ltd. Class A	69,800	241,308
Sai Micro Electronics, Inc. Class A	47,600	103,469
SAIC Motor Corp. Ltd. Class A	501,200	951,483
Sailun Group Co. Ltd. Class A	1,296,532	2,486,210
Sangfor Technologies, Inc. Class A	19,261	133,308
Sanhe Tongfei Refrigeration Co. Ltd. Class A	28,200	108,577
Sany Heavy Industry Co. Ltd. Class A	917,900	2,074,464
Satellite Chemical Co. Ltd. Class A	605,700	1,491,674
Sealand Securities Co. Ltd. Class A	1,431,540	570,589
Seazen Group Ltd. (a) (b)	511,238	89,054
Seazen Holdings Co. Ltd. Class A (a)	31,600	38,392
Semitronix Corp. Class A	10,900	61,391
Sensteed Hi-tech Group Class A (a)	989,100	182,894
Seres Group Co. Ltd. Class A (a)	70,498	879,867
SF Holding Co. Ltd. Class A	288,900	1,412,280
SG Micro Corp. Class A	35,538	402,944
Shaanxi Coal Industry Co. Ltd. Class A	654,400	2,309,853
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	6,847	78,141
Shaanxi International Trust Co. Ltd. Class A	941,000	354,445
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	144,426	383,772
Shaanxi Sirui Advanced Materials Co. Ltd. Class A (a)	167,744	262,385
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (a)	219,150	298,970
Shandong Chenming Paper Holdings Ltd. Class B (a)	489,800	92,221
Shandong Fengyuan Chemical Co. Ltd. Class A (a)	68,920	98,837
Security Description	Shares	Value
Shandong Gold Mining Co. Ltd. Class A	685,880	$2,572,220
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A (a)	443,100	2,316,597
Shandong Hi-Speed New Energy Group Ltd. (a)	758,697	149,652
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	35,300	128,806
Shandong Humon Smelting Co. Ltd. Class A	207,100	326,499
Shandong Linglong Tyre Co. Ltd. Class A	212,000	533,423
Shandong Pharmaceutical Glass Co. Ltd. Class A	18,364	63,738
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (b)	1,856,800	884,711
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	416,492	826,041
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	244,340	289,827
Shanghai Acrel Co. Ltd. Class A	34,200	101,370
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	139,600	173,046
Shanghai Anlogic Infotech Co. Ltd. Class A (a)	59,894	208,538
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	15,292	83,803
Shanghai AtHub Co. Ltd. Class A	403,499	702,449
Shanghai Awinic Technology Co. Ltd. Class A	25,031	194,122
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	414,836	956,285
Shanghai Baolong Automotive Corp. Class A	40,500	174,740
Shanghai Baosight Software Co. Ltd. Class A	395,020	1,727,605
Shanghai Baosight Software Co. Ltd. Class B	2,439,056	3,948,832
Shanghai Baosteel Packaging Co. Ltd. Class A	153,500	98,397
Shanghai Belling Co. Ltd. Class A	211,400	482,978
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	9,760	246,712
Shanghai Bright Power Semiconductor Co. Ltd. Class A (a)	20,806	157,879
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	3,537,020	1,775,584

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shanghai Daimay Automotive Interior Co. Ltd. Class A	876,757	$1,193,692
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	677,500	248,697
Shanghai Electric Group Co. Ltd. Class H (a)	9,376,077	1,837,410
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	421,174	492,659
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	273,500	829,395
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (b)	144,500	244,677
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	78,393	336,943
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	174,000	271,004
Shanghai Fullhan Microelectronics Co. Ltd. Class A	65,663	295,989
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	25,500	59,167
Shanghai Gentech Co. Ltd. Class A	56,791	256,697
Shanghai Geoharbour Construction Group Co. Ltd. Class A	29,900	90,468
Shanghai Guao Electronic Technology Co. Ltd. Class A (a)	28,800	22,209
Shanghai Haohai Biological Technology Co. Ltd. Class A	19,831	167,539
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	56,686	148,531
Shanghai Henlius Biotech, Inc. Class H (a) (c)	86,100	251,990
Shanghai Hiuv New Materials Co. Ltd. Class A (a)	9,699	38,180
Shanghai Huafon Aluminium Corp. Class A	72,400	181,078
Shanghai Huayi Group Co. Ltd. Class B	394,500	160,167
Shanghai International Airport Co. Ltd. Class A (a)	226,900	1,002,284
Shanghai International Port Group Co. Ltd. Class A	1,657,600	1,312,303
Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,912,674	698,126
Security Description	Shares	Value
Shanghai Jinjiang International Hotels Co. Ltd. Class B (a)	490,300	$661,415
Shanghai Jinjiang International Travel Co. Ltd. Class B	973,800	813,123
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,669,866	1,482,841
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	141,291	562,195
Shanghai Labway Clinical Laboratory Co. Ltd. Class A (a)	51,800	57,612
Shanghai Liangxin Electrical Co. Ltd. Class A	225,780	212,147
Shanghai Lingang Holdings Corp. Ltd. Class B (a)	491,720	255,694
Shanghai Lingyun Industries Development Co. Ltd. Class B (a)	6,800	1,176
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	197,400	238,475
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,125,568	442,348
Shanghai M&G Stationery, Inc. Class A	224,681	962,631
Shanghai Medicilon, Inc. Class A (a)	21,276	75,914
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	21,698	291,403
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	148,500	167,570
Shanghai Moons' Electric Co. Ltd. Class A	164,616	907,086
Shanghai New Power Automotive Technology Co. Ltd. Class B (a)	584,740	84,787
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	455,700	1,192,796
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	462,800	695,913
Shanghai Prisemi Electronics Co. Ltd. Class A	75,830	376,613
Shanghai Pudong Development Bank Co. Ltd. Class A	1,701,100	1,917,592
Shanghai Putailai New Energy Technology Co. Ltd. Class A	146,420	283,380
Shanghai RAAS Blood Products Co. Ltd. Class A	683,900	732,531
Shanghai Runda Medical Technology Co. Ltd. Class A	256,400	531,705

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shanghai Sanyou Medical Co. Ltd. Class A	79,621	$184,307
Shanghai Shibei Hi-Tech Co. Ltd. Class B	721,500	77,201
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	49,100	209,424
Shanghai Stonehill Technology Co. Ltd. Class A	1,156,200	397,496
Shanghai Supezet Engineering Technology Corp. Ltd. Class A	89,306	147,032
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	198,300	240,648
Shanghai Wanye Enterprises Co. Ltd. Class A	243,240	391,471
Shanghai Yaoji Technology Co. Ltd. Class A	70,900	198,303
Shanghai Yct Electronics Group Co. Ltd. Class A (a)	40,600	248,298
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	16,846	52,124
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	684,388	482,765
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	215,300	544,970
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	934,900	681,245
Shanghai ZJ Bio-Tech Co. Ltd. Class A (a)	43,232	85,329
Shannon Semiconductor Technology Co. Ltd. Class A	94,100	381,125
Shanxi Blue Flame Holding Co. Ltd. Class A	139,700	121,697
Shanxi Coking Coal Energy Group Co. Ltd. Class A (a)	187,900	265,346
Shanxi Guoxin Energy Corp. Ltd. Class A	372,960	127,711
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	143,300	355,853
Shanxi Meijin Energy Co. Ltd. Class A (a)	452,500	295,020
Shanxi Securities Co. Ltd. Class A	219,230	141,132
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	461,200	213,517
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (a)	56,720	1,638,318
Sharetronic Data Technology Co. Ltd. Class A	30,600	238,904
Security Description	Shares	Value
Shengda Resources Co. Ltd. Class A (a)	217,200	$351,942
Shenghe Resources Holding Co. Ltd. Class A	61,200	72,258
Shengjing Bank Co. Ltd. Class H (a) (b) (c)	18,500	1,682
Shengyi Electronics Co. Ltd. Class A (a)	172,769	458,613
Shengyi Technology Co. Ltd. Class A	462,900	1,335,279
Shennan Circuits Co. Ltd. Class A	23,660	342,771
Shenwan Hongyuan Group Co. Ltd. Class A	947,000	559,054
Shenwan Hongyuan HK Ltd. (a)	10,000	416
Shenyang Jinbei Automotive Co. Ltd. Class A (a)	580,300	275,809
Shenzhen Agricultural Products Group Co. Ltd. Class A	920,200	612,555
Shenzhen Baoming Technology Co. Ltd. Class A (a)	18,000	140,655
Shenzhen Bingchuan Network Co. Ltd. Class A	35,900	68,251
Shenzhen Bioeasy Biotechnology Co. Ltd. Class A (a)	51,800	42,499
Shenzhen BSC Technology Co. Ltd. Class A	22,330	95,274
Shenzhen Capchem Technology Co. Ltd. Class A	22,680	88,721
Shenzhen CECport Technologies Co. Ltd. Class A	80,700	182,714
Shenzhen Changhong Technology Co. Ltd. Class A	62,800	136,080
Shenzhen Click Technology Co. Ltd. Class A	79,700	120,955
Shenzhen Das Intellitech Co. Ltd. Class A	1,668,137	532,371
Shenzhen Desay Battery Technology Co. Class A	47,270	151,829
Shenzhen Dynanonic Co. Ltd. Class A (a)	24,360	94,092
Shenzhen Energy Group Co. Ltd. Class A	167,900	167,880
Shenzhen Envicool Technology Co. Ltd. Class A	70,084	205,332
Shenzhen Expressway Corp. Ltd. Class H	3,499,732	3,263,321
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	682,400	964,596

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen Fortune Trend Technology Co. Ltd. Class A	17,208	$185,990
Shenzhen FRD Science & Technology Co. Ltd. Class A	230,500	477,048
Shenzhen Gongjin Electronics Co. Ltd. Class A	477,400	438,111
Shenzhen H&T Intelligent Control Co. Ltd. Class A	460,200	675,092
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	251,100	298,190
Shenzhen Honor Electronic Co. Ltd. Class A	15,400	91,503
Shenzhen Injoinic Technology Co. Ltd. Class A	195,024	331,502
Shenzhen Inovance Technology Co. Ltd. Class A	215,558	1,514,635
Shenzhen International Holdings Ltd.	1,390,210	1,109,333
Shenzhen Investment Ltd.	4,638,326	552,507
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	133,500	138,604
Shenzhen Jingquanhua Electronics Co. Ltd. Class A	90,400	133,479
Shenzhen Jinjia Group Co. Ltd. Class A	438,700	216,921
Shenzhen JPT Opto-Electronics Co. Ltd. Class A	30,345	167,876
Shenzhen Kaifa Technology Co. Ltd. Class A	254,700	527,482
Shenzhen Kangtai Biological Products Co. Ltd. Class A	59,840	127,944
Shenzhen Kedali Industry Co. Ltd. Class A	33,300	348,378
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (a)	232,800	316,635
Shenzhen Kinwong Electronic Co. Ltd. Class A	21,420	93,298
Shenzhen Kstar Science & Technology Co. Ltd. Class A	68,500	166,070
Shenzhen Lifotronic Technology Co. Ltd. Class A	81,595	181,723
Shenzhen Longsys Electronics Co. Ltd. Class A (a)	8,300	107,706
Shenzhen Longtech Smart Control Co. Ltd. Class A	62,800	216,592
Shenzhen Manst Technology Co. Ltd. Class A	26,640	154,786
Security Description	Shares	Value
Shenzhen Megmeet Electrical Co. Ltd. Class A (a)	224,900	$795,992
Shenzhen Microgate Technology Co. Ltd. Class A	157,400	201,147
Shenzhen MinDe Electronics Technology Ltd. Class A	138,980	376,725
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	60,722	2,419,532
Shenzhen Minglida Precision Technology Co. Ltd. Class A	67,600	143,981
Shenzhen MTC Co. Ltd. Class A	2,404,200	1,583,953
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	1,892,562	549,557
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	27,230	251,531
Shenzhen Qingyi Photomask Ltd. Class A	93,986	276,776
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	17,520	87,662
Shenzhen SC New Energy Technology Corp. Class A	34,501	255,230
Shenzhen SED Industry Co. Ltd. Class A	82,500	169,275
Shenzhen Senior Technology Material Co. Ltd. Class A	44,950	50,486
Shenzhen Sunlord Electronics Co. Ltd. Class A	211,700	796,247
Shenzhen Sunmoon Microelectronics Co. Ltd. Class A (a)	59,698	259,615
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	35,200	116,291
Shenzhen Tagen Group Co. Ltd. Class A	447,200	246,238
Shenzhen Techwinsemi Technology Co. Ltd. Class A	33,826	400,305
Shenzhen Topband Co. Ltd. Class A	174,800	254,268
Shenzhen Transsion Holdings Co. Ltd. Class A	78,223	820,067
Shenzhen TXD Technology Co. Ltd. Class A	51,200	92,710
Shenzhen United Winners Laser Co. Ltd. Class A	55,116	126,073
Shenzhen Xinyichang Technology Co. Ltd. Class A	16,936	120,881

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen YHLO Biotech Co. Ltd. Class A (a)	54,168	$173,021
Shenzhen Yinghe Technology Co. Ltd. Class A	67,000	163,626
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	34,400	120,574
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	54,600	345,137
Shenzhou International Group Holdings Ltd.	872,400	8,542,534
Shida Shinghwa Advanced Material Group Co. Ltd. Class A	12,200	56,481
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	477,000	418,796
Shijiazhuang Shangtai Technology Co. Ltd. Class A	34,800	206,011
Shimao Services Holdings Ltd. (a) (b) (c)	337,000	33,236
Shinry Technologies Co. Ltd. Class A (a)	72,300	143,197
Shoucheng Holdings Ltd. (b)	720,400	124,566
Shuangliang Eco-Energy Systems Co. Ltd. Class A	163,802	104,776
SICC Co. Ltd. Class A (a)	30,737	197,536
Sichuan Gold Co. Ltd. Class A	47,100	149,735
Sichuan Hebang Biotechnology Co. Ltd. Class A (a)	1,396,500	315,611
Sichuan Hongda Co. Ltd. Class A (a)	501,000	397,322
Sichuan Injet Electric Co. Ltd. Class A	24,500	132,016
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	28,200	57,900
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	26,500	110,089
Sichuan New Energy Power Co. Ltd. Class A (a)	59,900	88,363
Sichuan Swellfun Co. Ltd. Class A	21,800	112,361
Sichuan Yahua Industrial Group Co. Ltd. Class A	33,500	40,929
Sieyuan Electric Co. Ltd. Class A	229,500	2,102,981
Siglent Technologies Co. Ltd. Class A	34,016	125,751
Sihuan Pharmaceutical Holdings Group Ltd. (a)	1,419,000	94,510
Silergy Corp. (b)	245,820	3,500,727
Sineng Electric Co. Ltd. Class A	51,028	156,281
Security Description	Shares	Value
Sino Wealth Electronic Ltd. Class A	29,887	$80,563
Sino-Agri Leading Biosciences Co. Ltd. Class A	68,300	159,785
Sinocare, Inc. Class A	173,200	601,148
Sinocelltech Group Ltd. Class A (a)	55,761	300,540
Sinoma Science & Technology Co. Ltd. Class A	659,993	1,166,153
Sinomine Resource Group Co. Ltd. Class A	37,044	135,981
Sino-Ocean Group Holding Ltd. (a) (b)	9,229,980	396,040
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	9,356,600	1,318,270
Sinopharm Group Co. Ltd. Class H	1,843,200	4,898,737
Sino-Platinum Metals Co. Ltd. Class A	295,679	547,145
Sinotrans Ltd. Class H	6,642,024	3,232,791
Sinotruk Hong Kong Ltd.	110,500	287,311
Sinotruk Jinan Truck Co. Ltd. Class A	264,960	519,697
Sipai Health Technology Co. Ltd. (a) (b)	150,400	120,206
SITC International Holdings Co. Ltd.	1,780,000	4,833,363
Skshu Paint Co. Ltd. Class A	262,730	1,305,220
Skyworth Digital Co. Ltd. Class A	680,900	800,198
Smoore International Holdings Ltd. (b) (c)	2,055,000	2,492,616
SOHO China Ltd. (a)	848,500	72,815
Sohu.com Ltd. ADR (a)	14,542	202,425
SooChow Securities Co. Ltd. Class A	239,330	193,409
SOS Ltd. ADR (a)	74	62
South Manganese Investment Ltd. (a) (b)	533,000	22,529
Southern Publishing & Media Co. Ltd. Class A	145,448	247,631
Southwest Securities Co. Ltd. Class A	973,100	477,163
SPT Energy Group, Inc. (a)	20,000	589
StarPower Semiconductor Ltd. Class A	13,440	158,518
State Power Rixin Technology Co. Ltd. Class A	18,600	110,976
STO Express Co. Ltd. Class A	231,279	266,098
Sumavision Technologies Co. Ltd. Class A	140,100	77,910
Sun Art Retail Group Ltd. (b)	2,260,500	431,404

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Sunac China Holdings Ltd. (a) (b)	2,616,000	$385,327
Sunac Services Holdings Ltd. (c)	315,000	73,027
Sungrow Power Supply Co. Ltd. Class A	305,834	2,598,449
Suning Universal Co. Ltd. Class A	646,600	148,789
Sunny Optical Technology Group Co. Ltd.	915,500	5,657,821
Sunresin New Materials Co. Ltd. Class A (a)	47,700	272,838
Sunrise Group Co. Ltd. Class A	632,756	438,544
Sunward Intelligent Equipment Co. Ltd. Class A (a)	441,400	364,566
Sunwoda Electronic Co. Ltd. Class A	206,100	428,243
Suplet Power Co. Ltd. Class A	56,898	77,466
Suwen Electric Energy Technology Co. Ltd. Class A	32,280	83,388
Suzhou Anjie Technology Co. Ltd. Class A	228,300	482,814
Suzhou Delphi Laser Co. Ltd. Class A	68,041	205,218
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	251,300	712,507
Suzhou Everbright Photonics Co. Ltd. Class A (a)	35,081	150,110
Suzhou Good-Ark Electronics Co. Ltd. Class A (a)	180,581	210,736
Suzhou Harmontronics Automation Technology Co. Ltd. Class A (a)	54,876	103,050
Suzhou Hengmingda Electronic Technology Co. Ltd. Class A	37,500	180,801
Suzhou Huaya Intelligence Technology Co. Ltd. Class A	22,100	115,512
Suzhou HYC Technology Co. Ltd. Class A	48,686	150,576
Suzhou Maxwell Technologies Co. Ltd. Class A	20,704	338,825
Suzhou Novosense Microelectronics Co. Ltd. Class A (a)	29,851	420,237
Suzhou Oriental Semiconductor Co. Ltd. Class A (a)	25,761	181,294
Suzhou Recodeal Interconnect System Co. Ltd. Class A	19,931	76,657
Security Description	Shares	Value
Suzhou Secote Precision Electronic Co. Ltd. Class A (a)	43,800	$458,347
Suzhou Shijing Environmental Technology Co. Ltd. Class A	43,540	146,826
Suzhou SLAC Precision Equipment Co. Ltd. Class A (a)	72,600	58,769
Suzhou TFC Optical Communication Co. Ltd. Class A	52,920	640,910
Suzhou TZTEK Technology Co. Ltd. Class A	71,782	322,097
Suzhou UIGreen Micro&Nano Technologies Co. Ltd. Class A	41,848	175,684
Suzhou Wanxiang Technology Co. Ltd. Class A	98,700	211,437
Suzhou YourBest New-type Materials Co. Ltd. Class A	34,200	143,530
Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A (a)	53,489	397,238
SVG Optronics Co. Ltd. Class A (a)	27,988	61,643
Synertone Communication Corp. (a)	2,176	109
Taiji Computer Corp. Ltd. Class A	244,036	753,749
TAL Education Group ADR (a)	476,216	5,081,225
Talkweb Information System Co. Ltd. Class A (a)	98,300	149,049
Tangrenshen Group Co. Ltd. Class A	455,800	334,631
Tayho Advanced Materials Group Co. Ltd. Class A	448,200	543,302
TBEA Co. Ltd. Class A	250,920	476,692
TCL Technology Group Corp. Class A	1,803,100	1,066,916
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	553,925	656,287
Telling Telecommunication Holding Co. Ltd. Class A	51,300	63,801
Tencent Holdings Ltd.	6,434,694	306,924,206
Tencent Music Entertainment Group ADR	572,791	8,047,714
Thinkon Semiconductor Jinzhou Corp. Class A (a)	75,120	198,273
Three's Co. Media Group Co. Ltd. Class A	42,873	154,618
Thunder Software Technology Co. Ltd. Class A	19,500	121,767
Tiangong International Co. Ltd. (b)	280,000	65,271

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	23,800	$59,297
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	194,700	149,075
Tianli International Holdings Ltd.	1,795,000	1,025,399
Tianma Microelectronics Co. Ltd. Class A (a)	202,800	202,221
Tianneng Power International Ltd. (b)	288,000	206,942
Tianqi Lithium Corp. Class A	74,874	306,743
Tianshan Aluminum Group Co. Ltd. Class A	247,600	275,041
TianShan Material Co. Ltd. Class A	212,400	157,100
Tianshui Huatian Technology Co. Ltd. Class A	268,900	300,175
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (a)	171,500	70,236
Time Publishing & Media Co. Ltd. Class A	114,240	110,784
Tingyi Cayman Islands Holding Corp. (b)	3,561,020	4,291,979
Titan Wind Energy Suzhou Co. Ltd. Class A (a)	914,889	1,120,295
TKD Science & Technology Co. Ltd. Class A	50,660	94,647
Tofflon Science & Technology Group Co. Ltd. Class A (a)	73,900	120,352
Tongcheng Travel Holdings Ltd.	790,000	1,572,431
TongFu Microelectronics Co. Ltd. Class A	202,444	620,848
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	117,600	63,948
Tongwei Co. Ltd. Class A	500,000	1,308,752
Top Energy Co. Ltd. Class A (a)	96,517	77,998
Topchoice Medical Corp. Class A (a)	29,500	218,396
Topsec Technologies Group, Inc. Class A (a)	442,200	294,968
Topsports International Holdings Ltd. (c)	1,695,000	900,972
Toread Holdings Group Co. Ltd. Class A (a)	164,538	112,910
Transfar Zhilian Co. Ltd. Class A	187,700	98,724
TravelSky Technology Ltd. Class H	1,886,514	2,213,345
Triductor Technology Suzhou, Inc. Class A (a)	42,488	232,551
Trina Solar Co. Ltd. Class A	184,909	428,534
Trip.com Group Ltd. (a)	524,658	25,173,155
Security Description	Shares	Value
TRS Information Technology Corp. Ltd. Class A	37,900	$69,718
Tsingtao Brewery Co. Ltd. Class A	265,244	2,643,775
Tsingtao Brewery Co. Ltd. Class H (a)	274,000	1,828,445
Tuya, Inc. ADR (a)	53,692	91,813
Unigroup Guoxin Microelectronics Co. Ltd. Class A	53,759	387,314
Uni-President China Holdings Ltd.	145,000	132,419
Unisplendour Corp. Ltd. Class A	263,876	807,800
Universal Health International Group Holding Ltd. (a)	6,900	65
Universal Scientific Industrial Shanghai Co. Ltd. Class A	240,500	528,709
Up Fintech Holding Ltd. ADR (a) (b)	106,973	449,287
Uxin Ltd. ADR (a)	25	51
Valiant Co. Ltd. Class A	474,500	649,924
Vanchip Tianjin Technology Co. Ltd. Class A (a)	50,065	253,725
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	64,351	235,779
Victory Giant Technology Huizhou Co. Ltd. Class A	67,400	297,818
Vipshop Holdings Ltd. ADR	323,049	4,206,098
Visionox Technology, Inc. Class A (a)	177,100	147,485
Visual China Group Co. Ltd. Class A	240,900	379,456
Viva Biotech Holdings (a) (b) (c)	761,000	51,660
Vnet Group, Inc. ADR (a) (b)	97,460	204,179
Walvax Biotechnology Co. Ltd. Class A	214,300	334,034
Wangneng Environment Co. Ltd. Class A	226,710	403,994
Wanhua Chemical Group Co. Ltd. Class A	236,600	2,620,445
Want Want China Holdings Ltd.	7,353,976	4,445,880
Wasu Media Holding Co. Ltd. Class A	434,300	373,573
Wcon Electronics Guangdong Co. Ltd. Class A	32,800	165,823
Weaver Network Technology Co. Ltd. Class A	23,800	103,534
Weibo Corp. ADR	53,850	413,568
Weichai Power Co. Ltd. Class A	2,465,288	5,483,783
Weichai Power Co. Ltd. Class H	1,964,000	3,758,250
Weimob, Inc. (a) (b) (c)	2,136,000	377,550

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Wellhope Foods Co. Ltd. Class A (a)	419,600	$375,872
Wencan Group Co. Ltd. Class A	49,500	187,739
Wens Foodstuffs Group Co. Ltd. Class A	199,200	540,779
Wenzhou Yihua Connector Co. Ltd. Class A	33,100	170,740
West China Cement Ltd. (b)	4,452,000	587,335
Western Region Gold Co. Ltd. Class A (a)	156,344	249,051
Western Superconducting Technologies Co. Ltd. Class A (a)	29,982	157,367
Will Semiconductor Co. Ltd. Shanghai Class A	60,704	826,227
Willfar Information Technology Co. Ltd. Class A	34,138	178,385
WINBO-Dongjian Automotive Technology Co. Ltd. Class A	104,300	131,860
Windey Energy Technology Group Co. Ltd. Class A	78,700	103,484
Wingtech Technology Co. Ltd. Class A (a)	188,672	730,050
Winning Health Technology Group Co. Ltd. Class A	278,500	225,063
Wisdom Sports Group (a)	50,000	948
Wolong Electric Group Co. Ltd. Class A	232,300	386,591
Wondershare Technology Group Co. Ltd. Class A	22,514	163,655
Wuhan DR Laser Technology Corp. Ltd. Class A	33,689	212,078
Wuhan Guide Infrared Co. Ltd. Class A	1,220,511	984,654
Wuhan Huazhong Numerical Control Co. Ltd. Class A	53,300	164,189
Wuhan Jingce Electronic Group Co. Ltd. Class A	21,400	165,640
Wuhan LinControl Automotive Electronics Co. Ltd. Class A	47,244	264,018
Wuliangye Yibin Co. Ltd. Class A (a)	450,675	7,903,796
WUS Printed Circuit Kunshan Co. Ltd. Class A	265,550	1,327,595
WuXi AppTec Co. Ltd. Class A	475,899	2,554,563
WuXi AppTec Co. Ltd. Class H (c)	295,100	1,103,686
Wuxi Autowell Technology Co. Ltd. Class A	45,745	261,969
Wuxi Biologics Cayman, Inc. (a) (c)	3,761,000	5,559,077
Wuxi Boton Technology Co. Ltd. Class A	33,900	66,724
Security Description	Shares	Value
Wuxi Chipown Micro-Electronics Ltd. Class A	37,007	$184,355
Wuxi DK Electronic Materials Co. Ltd. Class A	31,500	167,405
Wuxi ETEK Microelectronics Co. Ltd. Class A	54,517	326,243
Wuxi Lead Intelligent Equipment Co. Ltd. Class A (a)	133,000	302,950
Wuxi Longsheng Technology Co. Ltd. Class A	198,100	517,442
Wuxi NCE Power Co. Ltd. Class A	58,212	243,904
Wuxi Taiji Industry Co. Ltd. Class A	170,400	133,270
Wuxi Xinje Electric Co. Ltd. Class A (a)	20,900	81,815
XD, Inc. (a) (b)	340,000	819,581
XGD, Inc. Class A	57,700	131,509
Xiabuxiabu Catering Management China Holdings Co. Ltd. (c)	202,000	35,446
Xiamen Amoytop Biotech Co. Ltd. Class A	26,700	195,838
Xiamen C & D, Inc. Class A	168,800	206,467
Xiamen Changelight Co. Ltd. Class A (a)	113,500	99,806
Xiamen Faratronic Co. Ltd. Class A	16,312	170,206
Xiamen Jihong Technology Co. Ltd. Class A	70,400	107,323
Xiamen Kingdomway Group Co. Class A	213,500	422,564
Xi'an Sinofuse Electric Co. Ltd. Class A	14,200	159,877
Xi'an Tian He Defense Technology Co. Ltd. Class A (a)	80,000	100,810
Xi'an Triangle Defense Co. Ltd. Class A	23,800	99,753
Xiangcai Co. Ltd. Class A	66,400	54,205
Xiangtan Electrochemical Scientific Co. Ltd. Class A	65,800	87,693
Xiaomi Corp. Class B (a) (c)	17,064,400	36,019,842
Xilinmen Furniture Co. Ltd. Class A	223,000	529,334
Xingtong Shipping Co. Ltd. Class A	69,040	130,877
Xingyuan Environment Technology Co. Ltd. Class A (a)	339,800	53,989
Xinhua Winshare Publishing & Media Co. Ltd. Class A	269,880	517,887
Xinhuanet Co. Ltd. Class A	194,300	572,453
Xinjiang Daqo New Energy Co. Ltd. Class A	18,215	50,871

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Xinte Energy Co. Ltd. Class H (a) (b)	139,600	$144,832
Xinxiang Richful Lube Additive Co. Ltd. Class A	27,550	164,979
Xinyi Glass Holdings Ltd.	4,232,973	4,641,014
Xinyi Solar Holdings Ltd.	4,896,876	2,464,934
Xinzhi Group Co. Ltd. Class A	70,800	115,400
Xizang Zhufeng Resources Co. Ltd. Class A (a)	53,900	68,216
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	79,400	108,863
XPeng, Inc. Class A (a) (b)	1,100,930	4,166,878
Xtep International Holdings Ltd. (b)	1,217,307	749,961
Xuji Electric Co. Ltd. Class A	69,900	329,449
Xunlei Ltd. ADR (a) (b)	102,562	172,304
Yadea Group Holdings Ltd. (b) (c)	620,000	783,795
Yangling Metron New Material, Inc. Class A	32,500	86,137
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	41,000	218,454
Yangzijiang Shipbuilding Holdings Ltd.	1,092,400	1,982,884
Yankuang Energy Group Co. Ltd. Class H (b)	3,675,387	5,253,646
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	660,912	1,109,841
Yantai Eddie Precision Machinery Co. Ltd. Class A	473,929	910,747
Yatsen Holding Ltd. ADR (a) (b)	49,935	132,827
Yeahka Ltd. (a) (b)	136,400	174,706
Yealink Network Technology Corp. Ltd. Class A	28,903	145,567
Yestar Healthcare Holdings Co. Ltd. (a)	22,500	130
YGSOFT, Inc. Class A	1,650,677	1,184,732
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (b) (c)	74,000	89,095
Yidu Tech, Inc. (a) (b) (c)	422,400	206,672
Yifeng Pharmacy Chain Co. Ltd. Class A	103,695	348,687
Yihai International Holding Ltd.	250,000	419,474
Yijiahe Technology Co. Ltd. Class A (a)	21,520	46,513
Yinbang Clad Material Co. Ltd. Class A	373,100	413,939
Yincheng International Holding Co. Ltd. (a)	96,000	566
Security Description	Shares	Value
Yingkou Jinchen Machinery Co. Ltd. Class A (a)	33,125	$147,321
Yixintang Pharmaceutical Group Co. Ltd. Class A	33,900	70,067
Yizumi Holdings Co. Ltd. Class A	48,800	138,897
Yonfer Agricultural Technology Co. Ltd. Class A	500,800	814,220
YongXing Special Materials Technology Co. Ltd. Class A	26,650	130,606
Yonyou Network Technology Co. Ltd. Class A (a)	515,870	706,589
Yotrio Group Co. Ltd. Class A	1,381,630	448,504
Youdao, Inc. ADR (a) (b)	32,235	126,361
Youngy Co. Ltd. Class A	17,200	70,724
Youzu Interactive Co. Ltd. Class A (a)	254,700	264,787
YTO Express Group Co. Ltd. Class A	469,600	1,006,628
Yuexiu Property Co. Ltd.	3,067,600	2,003,837
Yuexiu Transport Infrastructure Ltd.	1,258	654
Yum China Holdings, Inc.	438,623	13,527,133
Yunda Holding Co. Ltd. Class A	493,888	523,596
Yuneng Technology Co. Ltd. Class A (a)	11,355	91,763
Yunnan Aluminium Co. Ltd. Class A	229,300	424,313
Yunnan Baiyao Group Co. Ltd. Class A	37,100	259,924
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	10,600	70,155
Yunnan Energy New Material Co. Ltd. Class A	36,683	159,025
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	42,100	62,624
Yunnan Tin Co. Ltd. Class A	54,400	115,419
Yunnan Yuntianhua Co. Ltd. Class A	53,700	142,840
Yusys Technologies Co. Ltd. Class A	28,320	42,979
Yutong Heavy Industries Co. Ltd. Class A	128,300	144,101
Zai Lab Ltd. (a) (b)	826,490	1,418,522
Zangge Mining Co. Ltd. Class A	63,200	208,363
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	15,400	436,993
Zhaojin Mining Industry Co. Ltd. Class H (b)	839,000	1,407,754

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Zhefu Holding Group Co. Ltd. Class A	1,949,400	$744,958
Zhejiang Akcome New Energy Technology Co. Ltd. (a)	599,000	30,357
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	398,226	368,725
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	71,260	98,093
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	456,100	214,280
Zhejiang Cfmoto Power Co. Ltd. Class A	15,224	296,813
Zhejiang Chengchang Technology Co. Ltd. Class A	27,170	136,653
Zhejiang China Commodities City Group Co. Ltd. Class A	134,700	136,898
Zhejiang Chint Electrics Co. Ltd. Class A	176,300	460,258
Zhejiang Communications Technology Co. Ltd. Class A	624,740	312,334
Zhejiang Crystal-Optech Co. Ltd. Class A	462,900	1,076,593
Zhejiang Dafeng Industry Co. Ltd. Class A (a)	81,500	104,040
Zhejiang Dahua Technology Co. Ltd. Class A	221,100	468,193
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	78,900	95,209
Zhejiang Dingli Machinery Co. Ltd. Class A	35,000	289,651
Zhejiang Expressway Co. Ltd. Class H	4,451,940	3,005,062
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	21,100	115,314
Zhejiang HangKe Technology, Inc. Co. Class A	101,973	243,729
Zhejiang Hechuan Technology Corp. Ltd. Class A	54,018	181,568
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (a)	243,300	170,290
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	31,500	73,563
Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd. Class A (a)	245,450	183,562
Zhejiang Huayou Cobalt Co. Ltd. Class A	157,000	475,891
Security Description	Shares	Value
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	203,200	$198,723
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	78,200	143,743
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	230,200	905,873
Zhejiang Jingu Co. Ltd. Class A (a)	475,500	285,918
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	240,220	344,495
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	403,100	187,171
Zhejiang Juhua Co. Ltd. Class A	454,300	1,501,504
Zhejiang Lante Optics Co. Ltd. Class A	83,526	210,392
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (c)	57,700	198,063
Zhejiang Meida Industrial Co. Ltd. Class A	212,600	236,162
Zhejiang Meorient Commerce & Exhibition, Inc. Class A	74,775	179,542
Zhejiang Narada Power Source Co. Ltd. Class A (a)	163,200	185,087
Zhejiang NHU Co. Ltd. Class A	288,388	758,412
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	647,121	296,046
Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	172,400	171,908
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	270,642	707,294
Zhejiang Semir Garment Co. Ltd. Class A	178,600	142,129
Zhejiang Shibao Co. Ltd. Class A (a)	130,300	198,818
Zhejiang Shuanghuan Driveline Co. Ltd. Class A	80,800	243,700
Zhejiang Songyuan Automotive Safety Systems Co. Ltd. Class A	136,500	534,158
Zhejiang Sunoren Solar Technology Co. Ltd. Class A	189,000	227,809
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (a)	321,900	193,558
Zhejiang Supor Co. Ltd. Class A	24,277	166,594

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Zhejiang Tiantie Industry Co. Ltd. Class A (a)	174,800	$96,727
Zhejiang Weiming Environment Protection Co. Ltd. Class A	497,741	1,403,057
Zhejiang Weixing New Building Materials Co. Ltd. Class A	209,500	442,481
Zhejiang XCC Group Co. Ltd. Class A	74,800	168,024
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	243,200	380,081
Zhejiang Yasha Decoration Co. Ltd. Class A	1,471,625	655,099
Zhejiang Yinlun Machinery Co. Ltd. Class A	92,400	220,342
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	53,200	107,845
Zhejiang Yonghe Refrigerant Co. Ltd. Class A (a)	38,500	101,143
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	258,360	276,732
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	123,800	169,667
Zhengzhou GL Tech Co. Ltd. Class A	74,400	161,317
Zheshang Securities Co. Ltd. Class A	227,500	334,043
Zhihu, Inc. ADR (a) (b)	61,894	168,971
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	451,500	785,328
Zhongji Innolight Co. Ltd. Class A	77,980	1,472,689
Zhongsheng Group Holdings Ltd.	193,000	282,304
Zhuhai Bojay Electronics Co. Ltd. Class A (a)	64,000	261,931
Zhuhai Enpower Electric Co. Ltd. Class A	256,200	457,597
Zhuzhou CRRC Times Electric Co. Ltd. Class H (a)	963,825	3,802,266
Zhuzhou Huarui Precision Cutting Tools Co. Ltd. Class A	28,510	177,210
Zhuzhou Kibing Group Co. Ltd. Class A	51,800	45,763
Zhuzhou Smelter Group Co. Ltd. Class A (a)	590,700	763,775
Zijin Mining Group Co. Ltd. Class A	930,200	2,238,591
Zijin Mining Group Co. Ltd. Class H (b)	8,324,431	17,571,358
ZJAMP Group Co. Ltd. Class A	65,400	70,050
Security Description	Shares	Value
Zkteco Co. Ltd. Class A	35,200	$108,384
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	2,106,300	2,215,685
ZTE Corp. Class H (a)	1,703,145	3,769,545
ZTO Express Cayman, Inc. ADR	499,311	10,360,703
ZWSOFT Co. Ltd. Guangzhou Class A	10,428	103,725
		2,370,292,161
COLOMBIA — 0.2%
Banco Davivienda SA Preference Shares	279,660	1,349,662
Banco de Bogota SA	68,528	439,860
Bancolombia SA	357,088	3,041,687
Bancolombia SA ADR	123,105	4,019,378
Bolsa de Valores de Colombia	288,633	712,641
Celsia SA ESP	125,995	124,653
Cementos Argos SA	301,403	605,839
Corp. Financiera Colombiana SA	143,389	493,401
Ecopetrol SA	3,658,381	2,048,054
Empresa de Telecomunicaciones de Bogota (a)	4,282,794	98,178
Grupo Argos SA	68,688	279,781
Grupo Argos SA Preference Shares	258,217	741,475
Grupo Aval Acciones y Valores SA	3,537,905	366,242
Grupo de Inversiones Suramericana SA Preference Shares	142,478	839,572
Grupo Nutresa SA	5,736	71,697
Interconexion Electrica SA ESP	547,679	2,405,260
Procaps Group SA (a)	12,383	31,329
Sociedad Portafolio SA	5,736	9,827
		17,678,536
CZECH REPUBLIC — 0.2%
CEZ AS (b)	281,760	10,610,249
Komercni Banka AS	183,359	6,139,743
		16,749,992
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	3,426,186	5,521,274
EFG Holding SAE (a)	3,226,412	1,323,346
Egypt Kuwait Holding Co. SAE	2,043,687	1,512,328
Orascom Investment Holding (a)	105,174	865
QALA For Financial Investments (a)	817,158	31,237
		8,389,050

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
GREECE — 0.5%
Alpha Services & Holdings SA (a)	1,107,057	$1,807,616
Danaos Corp. (b)	6,575	607,267
Diana Shipping, Inc.	69,381	198,430
Eurobank Ergasias Services & Holdings SA Class A (a)	4,520,101	9,790,574
FF Group (a) (e)	5,627	—
Fourlis Holdings SA	176	732
GEK TERNA SA	59,078	1,047,261
Hellenic Exchanges - Athens Stock Exchange SA	314,808	1,632,995
Hellenic Telecommunications Organization SA	260,040	3,745,701
Intralot SA-Integrated Information Systems & Gaming Services (a)	3,259,160	4,107,775
Jumbo SA	106,928	3,080,452
LAMDA Development SA (a)	28,146	203,315
Metlen Energy & Metals SA	4,491	167,789
MIG Holdings SA (a)	1,004	3,885
National Bank of Greece SA (a)	455,427	3,799,402
OceanPal, Inc. (a) (b)	2,106	3,917
OPAP SA	402,075	6,308,729
Piraeus Financial Holdings SA (a)	784,058	2,862,111
Public Power Corp. SA (a)	71,592	862,431
Sarantis SA	34,194	395,792
Star Bulk Carriers Corp.	78,802	1,921,193
Tsakos Energy Navigation Ltd.	34,611	1,013,410
United Maritime Corp. (b)	924	2,402
		43,563,179
HONG KONG — 0.2%
Alibaba Pictures Group Ltd. (a) (b)	23,262,400	1,236,506
C Fiber Optic (a) (e)	88,800	—
CA Cultural Technology Group Ltd. (a)	65,000	375
Chia Tai Enterprises International Ltd. (a)	2,300	227
China Common Rich Renewable Energy Investments Ltd. (a) (e)	856,000	—
China Financial Leasing Group Ltd. (a)	2,000	28
China High Speed Transmission Equipment Group Co. Ltd. (a) (b)	2,181,000	310,079
China Huishan Dairy Holdings Co. Ltd. (a) (e)	310,600	—
China Huiyuan Juice Group Ltd. (a) (e)	188,500	—
China Jicheng Holdings Ltd. (a) (c)	1,123	72
Security Description	Shares	Value
China National Culture Group Ltd. (a)	2,300	$44
Chong Sing Holdings FinTech Group Ltd. (a) (e)	2,281,618	—
Citychamp Watch & Jewellery Group Ltd. (a)	4,482,000	574,071
Digital China Holdings Ltd.	2,250,000	962,548
Eternity Investment Ltd. (a)	40,574	411
Feiyu Technology International Co. Ltd. (a) (c)	19,500	614
First Shanghai Investments Ltd. (a)	40,000	656
Fortior Technology Shenzhen Co. Ltd. Class A	29,075	441,650
Guotai Junan International Holdings Ltd.	1,843,000	141,635
Gushengtang Holdings Ltd. (b)	57,000	273,779
Hengdeli Holdings Ltd. (a)	17,284,000	309,932
Hua Yin International Holdings Ltd. (a)	185,000	1,066
Huabao International Holdings Ltd. (b)	1,828,651	559,786
Imperial Pacific Ltd. (a) (e)	1,043,500	—
King International Investment Ltd. (a)	8,800	72
Kingboard Laminates Holdings Ltd. (b)	1,157,500	1,245,357
MH Development NPV (a) (e)	10,600	—
National Agricultural Holdings Ltd. (a) (b) (e)	72,000	—
New Provenance Everlasting Holdings Ltd. (a)	5,858,030	8,253
Nine Dragons Paper Holdings Ltd. (a) (b)	3,130,735	1,303,236
Orient Overseas International Ltd.	72,000	1,168,430
Ozner Water International Holding Ltd. (a) (e)	738,000	—
Pou Sheng International Holdings Ltd.	1,882,000	147,043
Productive Technologies Co. Ltd. (a) (b)	1,618,000	50,359
SIM Technology Group Ltd.	148,000	9,289
Sino Biopharmaceutical Ltd.	14,547,000	4,974,830
Sinopharm Tech Holdings Ltd. (a)	2,800	34
Skyworth Group Ltd.	867,005	342,031
Solargiga Energy Holdings Ltd. (a)	148,000	2,313
SSY Group Ltd.	199,740	107,962
Star CM Holdings Ltd. (a) (b)	27,200	14,388
Tech-Pro, Inc. (a) (b) (e)	484,000	—
Time Interconnect Technology Ltd.	1,088,000	451,510
TROOPS, Inc. (a)	46,649	91,898

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
United Energy Group Ltd. (b)	9,430,000	$368,388
United Laboratories International Holdings Ltd.	168,000	177,309
Untrade Real Nutri (a) (e)	199,000	—
Untrade.Chi Ocean Ind (a) (e)	57,625	231
Vision Values Holdings Ltd. (a)	90,000	369
WH Group Ltd. (c)	8,953,721	5,894,680
Xinyi Electric Storage Holdings Ltd. (a)	13,475	2,416
		21,173,877
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	816,007	6,373,287
OTP Bank Nyrt	266,659	13,261,085
Richter Gedeon Nyrt	175,793	4,570,313
		24,204,685
INDIA — 23.8%
360 ONE WAM Ltd.	45,676	536,883
3i Infotech Ltd. (a)	513,406	224,479
Aarti Drugs Ltd.	13,810	83,560
Aarti Industries Ltd.	173,128	1,424,783
Aarti Pharmalabs Ltd.	32,460	237,881
Aavas Financiers Ltd. (a)	25,577	568,391
ABB India Ltd.	31,407	3,198,006
Action Construction Equipment Ltd.	25,395	452,824
Adani Energy Solutions Ltd. (a)	324,563	3,881,912
Adani Enterprises Ltd.	342,611	13,053,833
Adani Green Energy Ltd. (a)	454,904	9,758,444
Adani Ports & Special Economic Zone Ltd.	938,212	16,630,444
Adani Power Ltd. (a)	1,128,908	9,728,476
Adani Total Gas Ltd.	306,242	3,290,575
Adani Wilmar Ltd. (a)	152,615	607,806
Aditya Birla Capital Ltd. GDR (a)	285	815
Aditya Birla Fashion & Retail Ltd. (a)	339,503	1,270,884
Aegis Logistics Ltd.	63,599	665,716
Affle India Ltd. (a)	27,423	441,892
AGI Greenpac Ltd.	30,236	255,358
AIA Engineering Ltd.	30,573	1,532,014
Ajanta Pharma Ltd.	11,848	324,974
Alembic Pharmaceuticals Ltd.	27,368	287,702
Alkem Laboratories Ltd.	8,919	533,867
Alok Industries Ltd. (a)	3,305,990	1,106,919
Ambuja Cements Ltd.	546,545	4,393,006
Anant Raj Ltd. (a)	1,305,086	6,725,174
Andhra Sugars Ltd.	88,054	123,368
Angel One Ltd.	50,743	1,583,370
Anup Engineering Ltd.	11,472	250,324
Apar Industries Ltd.	18,690	1,899,191
Security Description	Shares	Value
Apcotex Industries Ltd.	47,058	$245,737
APL Apollo Tubes Ltd.	202,185	3,771,049
Apollo Hospitals Enterprise Ltd.	175,098	12,988,802
Aptus Value Housing Finance India Ltd.	119,693	473,605
Asahi India Glass Ltd.	70,443	566,839
Ashapura Minechem Ltd. (a)	266,864	1,299,637
Ashok Leyland Ltd.	1,355,150	3,931,012
Asian Paints Ltd.	481,300	16,836,770
Astral Ltd.	74,916	2,138,930
AstraZeneca Pharma India Ltd.	65,942	4,943,031
Atul Ltd.	13,649	1,060,575
AU Small Finance Bank Ltd. (c)	279,993	2,256,565
AurionPro Solutions Ltd. (d)	9,647	157,846
AurionPro Solutions Ltd. (a) (d)	9,647	157,846
Aurobindo Pharma Ltd.	570,516	8,262,091
Avalon Technologies Ltd. (a) (c)	20,265	131,475
Avanti Feeds Ltd.	39,386	282,238
Avenue Supermarts Ltd. (a) (c)	177,132	10,019,336
Axis Bank Ltd.	2,793,483	42,385,902
Bajaj Auto Ltd.	94,788	10,800,688
Bajaj Finance Ltd.	334,951	28,581,749
Bajaj Finserv Ltd.	490,482	9,341,436
Bajaj Hindusthan Sugar Ltd. (a)	2,302,246	1,107,397
Bajaj Holdings & Investment Ltd.	28,567	2,924,360
Balkrishna Industries Ltd.	83,444	3,231,188
Balrampur Chini Mills Ltd.	750,190	3,865,767
Bandhan Bank Ltd. (c)	1,119,998	2,737,019
Barbeque Nation Hospitality Ltd. (a)	7,874	52,973
BASF India Ltd.	13,695	835,011
Bata India Ltd.	9,262	168,135
Bayer CropScience Ltd.	13,668	1,100,226
Berger Paints India Ltd.	232,079	1,403,259
Best Agrolife Ltd.	9,407	76,339
BF Investment Ltd. (a)	301,539	2,483,730
Bharat Dynamics Ltd.	59,748	1,143,980
Bharat Electronics Ltd.	3,606,484	13,230,082
Bharat Forge Ltd.	226,248	4,532,014
Bharat Heavy Electricals Ltd.	2,736,645	9,873,418
Bharat Petroleum Corp. Ltd. (d)	827,732	3,017,109
Bharat Petroleum Corp. Ltd. (a) (d)	827,732	3,017,109
Bharti Airtel Ltd.	3,272,038	56,663,007
Biocon Ltd.	641,117	2,699,400
Birlasoft Ltd.	346,357	2,867,219
Bombay Dyeing & Manufacturing Co. Ltd. (a)	170,780	432,175

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Borosil Renewables Ltd. (a)	39,332	$237,725
Bosch Ltd.	2,590	1,058,655
Brightcom Group Ltd. (a)	1,901,094	213,848
Britannia Industries Ltd. (a)	231,837	15,223,326
Camlin Fine Sciences Ltd. (a)	85,612	106,148
Can Fin Homes Ltd.	160,614	1,762,781
Caplin Point Laboratories Ltd.	124,952	2,206,617
Carborundum Universal Ltd.	10,901	218,281
Care Ratings Ltd.	31,888	406,480
Cartrade Tech Ltd. (a)	31,075	290,543
Carysil Ltd.	33,189	334,766
Castrol India Ltd.	399,369	960,784
Ceat Ltd. (a)	15,379	520,429
Central Bank of India Ltd. (a)	527,668	397,329
CG Power & Industrial Solutions Ltd.	797,658	6,740,933
Chalet Hotels Ltd. (a)	106,756	1,028,481
Chambal Fertilisers & Chemicals Ltd.	96,534	586,700
Chennai Petroleum Corp. Ltd.	69,339	816,643
Cholamandalam Investment & Finance Co. Ltd.	419,711	7,164,846
CIE Automotive India Ltd.	16,695	114,580
Cipla Ltd.	826,121	14,670,304
City Union Bank Ltd.	116,260	232,945
Coal India Ltd.	1,656,958	9,401,765
Coforge Ltd.	41,968	2,747,353
Colgate-Palmolive India Ltd.	88,061	3,002,496
Computer Age Management Services Ltd.	2,156	93,408
Container Corp. of India Ltd.	134,865	1,685,903
CORE Education & Technologies Ltd. (a) (e)	9,253	—
Coromandel International Ltd.	89,122	1,710,939
Craftsman Automation Ltd.	1,827	121,414
CreditAccess Grameen Ltd. (a)	58,699	930,666
Cressanda Solutions Ltd. (a)	943,360	128,628
CRISIL Ltd.	18,483	942,442
Crompton Greaves Consumer Electricals Ltd.	391,479	1,902,760
Cummins India Ltd.	43,242	2,057,077
Cyient Ltd.	36,491	803,885
Dabur India Ltd.	684,152	4,928,438
Dalmia Bharat Ltd.	24,528	533,417
Data Patterns India Ltd.	26,966	970,598
DCB Bank Ltd.	2,175,853	3,600,872
DCM Shriram Ltd.	39,300	473,792
Deepak Fertilisers & Petrochemicals Corp. Ltd.	55,283	448,960
Deepak Nitrite Ltd.	155,171	4,655,735
Delhivery Ltd. (a)	182,626	876,364
Delta Corp. Ltd.	255,381	397,523
Security Description	Shares	Value
Dhani Services Ltd. (a)	348,723	$209,014
Dilip Buildcon Ltd. (c)	18,640	117,233
Dish TV India Ltd. (a)	2,606,257	484,449
Dishman Carbogen Amcis Ltd. (a)	163,733	350,881
Divi's Laboratories Ltd.	134,610	7,419,915
Dixon Technologies India Ltd.	37,678	5,409,140
DLF Ltd.	451,289	4,463,506
Dr Lal PathLabs Ltd. (c)	33,204	1,107,245
Dr Reddy's Laboratories Ltd. ADR (b)	206,436	15,728,359
Dwarikesh Sugar Industries Ltd. (a)	143,755	127,227
Dynamatic Technologies Ltd.	2,955	260,329
Easy Trip Planners Ltd.	951,973	470,350
Edelweiss Financial Services Ltd.	635,769	497,103
Eicher Motors Ltd.	138,010	7,733,939
EID Parry India Ltd.	64,663	592,251
EKI Energy Services Ltd. (a)	39,339	155,422
Elecon Engineering Co. Ltd.	62,835	996,242
Elgi Equipments Ltd.	230,468	1,985,666
Emami Ltd.	73,768	609,783
Embassy Office Parks REIT	237,378	1,011,484
eMudhra Ltd.	26,284	269,956
Endurance Technologies Ltd. (c)	15,662	503,015
Epigral Ltd. (a)	12,376	196,628
EPL Ltd.	123,682	293,752
Equitas Small Finance Bank Ltd. (c)	185,758	216,438
Era Infra Engineering Ltd. (a) (e)	2,941	—
Escorts Kubota Ltd.	64,468	3,205,715
Eureka Forbes Ltd. (a)	36,138	208,995
Exide Industries Ltd.	133,181	901,582
Fairchem Organics Ltd.	9,177	151,207
FDC Ltd. (a)	280,778	1,555,790
Federal Bank Ltd.	643,232	1,367,266
Fertilisers & Chemicals Travancore Ltd.	41,009	485,272
FIEM Industries Ltd.	10,574	162,039
Fine Organic Industries Ltd.	11,592	679,784
Finolex Cables Ltd.	22,621	423,027
Finolex Industries Ltd.	150,821	588,634
Firstsource Solutions Ltd.	44,545	112,159
Force Motors Ltd.	2,290	246,209
Fortis Healthcare Ltd.	811,524	4,626,088
FSN E-Commerce Ventures Ltd. (a)	550,068	1,163,891
Future Consumer Ltd. (a)	4,966,071	60,745
Gabriel India Ltd.	64,551	374,746
GAIL India Ltd.	5,153,464	13,568,497
Gammon India Ltd. (a) (e)	139,302	—
Garden Reach Shipbuilders & Engineers Ltd.	32,186	810,213

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Gateway Distriparks Ltd.	1,961,695	$2,412,023
GE T&D India Ltd. (a)	47,936	857,516
Genus Power Infrastructures Ltd.	55,995	208,200
Gitanjali Gems Ltd. (a) (e)	3,573	—
Gland Pharma Ltd. (a) (c)	17,454	381,963
Glenmark Pharmaceuticals Ltd.	133,139	1,964,653
GMM Pfaudler Ltd.	10,561	167,108
Godawari Power & Ispat Ltd.	57,569	734,633
Godrej Consumer Products Ltd.	302,402	4,989,474
Godrej Industries Ltd. (a)	823,657	8,454,121
Godrej Properties Ltd. (a)	50,428	1,939,955
Gokaldas Exports Ltd.	73,998	834,200
Granules India Ltd.	619,595	3,661,657
Graphite India Ltd.	132,777	893,911
Grasim Industries Ltd.	353,658	11,325,750
Gravita India Ltd.	12,340	218,454
Great Eastern Shipping Co. Ltd.	12,769	187,582
Grindwell Norton Ltd.	18,159	595,286
GTL Infrastructure Ltd. (a)	10,773,635	421,191
GTL Ltd. (a)	604,798	98,639
Gujarat Ambuja Exports Ltd.	76,734	125,379
Gujarat Fluorochemicals Ltd.	22,855	874,965
Gujarat Gas Ltd.	149,529	1,126,925
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	44,852	382,160
Gujarat NRE Coke Ltd. (a) (e)	25,505	—
Gujarat State Petronet Ltd.	156,576	556,829
GVK Power & Infrastructure Ltd. (a)	5,276,830	696,722
Happiest Minds Technologies Ltd.	24,818	243,247
Havells India Ltd.	302,819	6,617,986
HBL Power Systems Ltd.	63,469	380,643
HCL Technologies Ltd.	1,560,044	27,306,733
HDFC Asset Management Co. Ltd. (c)	16,491	789,729
HDFC Bank Ltd.	5,936,846	119,879,614
HDFC Life Insurance Co. Ltd. (c)	952,899	6,799,851
HEG Ltd.	36,793	954,533
Hemisphere Properties India Ltd. (a)	205,036	463,121
Hero MotoCorp Ltd.	264,305	17,685,099
HFCL Ltd.	870,125	1,180,897
Himadri Speciality Chemical Ltd.	504,033	2,382,729
Himatsingka Seide Ltd. (a)	52,184	86,811
Hindalco Industries Ltd.	1,582,859	13,164,945
Hindustan Aeronautics Ltd.	76,782	4,847,245
Hindustan Construction Co. Ltd. (a)	6,092,033	3,481,892
Security Description	Shares	Value
Hindustan Oil Exploration Co. Ltd. (a)	146,750	$344,879
Hindustan Petroleum Corp. Ltd. (d)	474,796	1,890,928
Hindustan Petroleum Corp. Ltd. (a) (d)	237,398	945,464
Hindustan Unilever Ltd.	1,146,786	34,010,603
Hindustan Zinc Ltd.	39,290	315,521
Hindware Home Innovation Ltd.	42,298	224,254
Hitachi Energy India Ltd.	12,083	1,870,914
Hle Glascoat Ltd.	8,490	49,446
Honeywell Automation India Ltd.	1,878	1,277,213
ICICI Bank Ltd. ADR	2,982,715	85,932,019
ICICI Lombard General Insurance Co. Ltd. (c)	241,551	5,183,842
ICICI Prudential Life Insurance Co. Ltd. (c)	262,242	1,904,842
ICICI Securities Ltd. (c)	102,508	931,254
IDFC First Bank Ltd. (a)	1,242,868	1,224,572
IDFC Ltd. (a)	656,435	961,656
IFB Industries Ltd. (a)	14,180	278,473
IFCI Ltd. (a)	1,723,145	1,272,508
IIFL Finance Ltd.	124,590	773,351
IIFL Securities Ltd.	65,108	164,707
India Cements Ltd. (a)	457,526	1,610,744
Indiabulls Enterprises Ltd. (a)	29,442	4,339
Indiabulls Housing Finance Ltd. (d)	360,817	720,531
Indiabulls Housing Finance Ltd. (a) (d)	180,100	152,158
Indiabulls Real Estate Ltd. (a)	581,467	1,011,514
IndiaMart InterMesh Ltd. (c)	13,122	421,863
Indian Energy Exchange Ltd. (c)	294,230	637,029
Indian Hotels Co. Ltd.	1,516,226	11,365,217
Indian Oil Corp. Ltd.	2,937,408	5,834,482
Indian Overseas Bank (a)	514,925	396,935
Indian Railway Catering & Tourism Corp. Ltd.	119,151	1,413,523
Indian Railway Finance Corp. Ltd. (c)	1,055,441	2,199,924
Indo Count Industries Ltd.	59,259	276,903
Indraprastha Gas Ltd.	347,152	2,096,963
Indus Towers Ltd. (a)	973,468	4,381,263
IndusInd Bank Ltd.	418,031	7,341,705
Infibeam Avenues Ltd.	3,333,971	1,234,234
Info Edge India Ltd.	89,408	7,275,782
Infosys Ltd. ADR (b)	3,840,547	71,510,985
Inox Wind Ltd. (a)	817,076	1,390,021
Intellect Design Arena Ltd.	173,122	2,217,498
InterGlobe Aviation Ltd. (a) (c)	57,411	2,911,085

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
IOL Chemicals & Pharmaceuticals Ltd.	14,339	$69,410
ION Exchange India Ltd.	63,530	437,691
Ipca Laboratories Ltd.	130,879	1,773,096
IRB Infrastructure Developers Ltd.	655,064	509,597
ITC Ltd.	2,678,053	13,645,987
IVRCL Ltd. (a) (e)	5,304,684	—
Jain Irrigation Systems Ltd. (a)	785,994	712,779
Jaiprakash Associates Ltd. (a)	3,269,339	401,867
Jaiprakash Power Ventures Ltd. (a)	13,210,868	3,105,178
Jammu & Kashmir Bank Ltd.	106,610	146,234
JB Chemicals & Pharmaceuticals Ltd.	41,377	870,660
JBM Auto Ltd.	27,290	671,323
Jet Airways India Ltd. (a)	232,351	118,756
Jindal Saw Ltd.	229,757	1,498,466
Jindal Stainless Ltd.	291,744	2,877,643
Jindal Steel & Power Ltd.	353,856	4,431,926
Jio Financial Services Ltd. (a)	2,819,472	12,109,655
JK Cement Ltd.	11,882	625,395
JK Paper Ltd.	45,558	296,199
JK Tyre & Industries Ltd.	113,410	584,475
JM Financial Ltd.	184,945	194,199
Johnson Controls-Hitachi Air Conditioning India Ltd. (a)	4,204	99,540
JSW Energy Ltd.	512,487	4,514,126
JSW Steel Ltd.	955,964	10,678,824
JTEKT India Ltd.	61,240	156,795
JTL Industries Ltd.	142,629	380,692
Jubilant Foodworks Ltd.	570,490	3,853,437
Jubilant Ingrevia Ltd.	87,097	541,931
Jubilant Pharmova Ltd.	94,366	837,143
Jupiter Wagons Ltd.	152,666	1,261,880
Just Dial Ltd. (a)	50,355	620,685
Jyoti Resins & Adhesives Ltd.	5,903	100,766
Kalyan Jewellers India Ltd.	77,561	466,133
Kansai Nerolac Paints Ltd.	18,745	60,717
Kaynes Technology India Ltd. (a)	22,268	1,029,021
KEI Industries Ltd.	175,504	9,302,475
Kirloskar Brothers Ltd.	27,233	692,962
Kirloskar Ferrous Industries Ltd.	41,041	338,516
Kirloskar Industries Ltd.	2,383	171,512
Kirloskar Oil Engines Ltd.	36,596	611,451
Kotak Mahindra Bank Ltd.	1,318,696	28,504,866
KPI Green Energy Ltd. (c)	54,428	1,178,047
KPIT Technologies Ltd.	287,537	5,636,949
L&T Finance Ltd.	114,650	249,092
L&T Technology Services Ltd. (c)	28,731	1,691,404
Security Description	Shares	Value
Lanco Infratech Ltd. (a) (e)	15,749,074	$—
Larsen & Toubro Ltd. GDR	1,148,032	48,906,163
Laurus Labs Ltd. (c)	262,964	1,338,826
Laxmi Organic Industries Ltd.	24,232	72,835
Lemon Tree Hotels Ltd. (a) (c)	496,890	859,022
LIC Housing Finance Ltd.	490,958	4,691,295
Linde India Ltd.	45,773	4,555,590
Lloyds Engineering Works Ltd.	729,258	619,612
Lloyds Metals & Energy Ltd. (a)	130,789	1,148,418
LTIMindtree Ltd. (c)	92,586	5,979,076
Lumax Auto Technologies Ltd.	74,290	519,306
Lupin Ltd.	298,577	5,805,400
LUX Industries Ltd.	79,352	1,347,283
Macrotech Developers Ltd. (c)	131,455	2,370,249
Magellanic Cloud Ltd.	21,167	154,030
Mahanagar Gas Ltd.	9,221	176,585
Mahanagar Telephone Nigam Ltd. (a)	881,552	446,445
Mahindra & Mahindra Financial Services Ltd.	852,315	3,072,474
Mahindra & Mahindra Ltd. GDR	1,474,554	50,429,747
Maithan Alloys Ltd.	16,983	242,411
MakeMyTrip Ltd. (a) (b)	54,513	4,584,543
Manappuram Finance Ltd.	537,406	1,339,850
Mangalore Refinery & Petrochemicals Ltd.	279,885	719,385
Manpasand Beverages Ltd. (a) (e)	64,129	—
Marico Ltd.	363,194	2,669,920
Marksans Pharma Ltd. (a)	2,310,543	4,406,761
Maruti Suzuki India Ltd.	183,333	26,457,225
Max Financial Services Ltd. (a)	175,574	2,045,933
Max Healthcare Institute Ltd.	609,497	6,875,411
Mazagon Dock Shipbuilders Ltd.	25,730	1,321,082
Metropolis Healthcare Ltd. (c)	21,561	511,452
Minda Corp. Ltd.	85,695	494,721
Morepen Laboratories Ltd. (a)	251,521	168,038
Motherson Sumi Wiring India Ltd.	1,690,660	1,526,891
Mphasis Ltd.	42,712	1,258,272
MRF Ltd.	4,698	7,293,648
Multi Commodity Exchange of India Ltd.	62,507	2,941,343
Muthoot Finance Ltd.	109,635	2,361,121
Natco Pharma Ltd.	5,907	82,657
National Aluminium Co. Ltd.	1,005,313	2,255,783

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Navin Fluorine International Ltd.	56,672	$2,429,140
Nazara Technologies Ltd. (a)	43,746	455,939
NCC Ltd.	501,623	1,903,626
Nestle India Ltd.	372,671	11,403,699
Network18 Media & Investments Ltd. (a)	373,089	356,322
Neuland Laboratories Ltd.	4,880	438,031
NHPC Ltd.	605,266	730,928
NIIT Learning Systems Ltd.	140,248	748,690
NIIT Ltd.	138,404	170,409
Nippon Life India Asset Management Ltd. (c)	162,354	1,254,733
NMDC Ltd.	617,715	1,822,681
NMDC Steel Ltd. (a)	491,329	334,083
NTPC Ltd.	4,231,155	19,197,811
Nuvama Wealth Management Ltd. (a)	6,199	368,375
Oberoi Realty Ltd.	61,144	1,294,739
Oil & Natural Gas Corp. Ltd.	6,186,947	20,344,307
Oil India Ltd.	246,445	2,136,916
Olectra Greentech Ltd.	31,488	671,864
One 97 Communications Ltd. (a)	192,406	926,987
Opto Circuits India Ltd. (a)	3,157,839	68,165
Orient Electric Ltd.	156,591	507,551
Orissa Minerals Development Co. Ltd. (a)	13,620	1,160,675
Page Industries Ltd.	7,042	3,301,905
Paisalo Digital Ltd.	690,964	615,663
Patanjali Foods Ltd.	60,170	1,148,308
Patel Engineering Ltd. (a)	171,729	135,489
PB Fintech Ltd. (a)	231,274	3,875,252
PC Jeweller Ltd. (a)	215,145	131,738
PCBL Ltd.	219,942	675,777
Persistent Systems Ltd.	61,626	3,134,566
Petronet LNG Ltd.	907,154	3,592,716
Pfizer Ltd.	28,095	1,525,764
PG Electroplast Ltd. (a)	9,964	424,752
Phoenix Mills Ltd.	54,027	2,324,870
PI Industries Ltd.	57,728	2,629,821
Pidilite Industries Ltd.	184,507	6,989,637
Piramal Enterprises Ltd. (a)	90,074	1,001,332
Piramal Pharma Ltd. (a)	398,522	751,475
PNB Housing Finance Ltd. (a) (c)	34,800	327,520
Poly Medicure Ltd.	6,601	152,823
Polycab India Ltd. (a)	8,915	720,523
Poonawalla Fincorp Ltd.	172,383	845,713
Power Finance Corp. Ltd.	336,468	1,957,375
Power Grid Corp. of India Ltd.	4,426,292	17,567,157
Praj Industries Ltd.	91,987	803,793
Prakash Industries Ltd. (a)	419,611	925,597
Prestige Estates Projects Ltd.	104,126	2,363,290
Pricol Ltd. (a)	140,846	831,099
Security Description	Shares	Value
Prism Johnson Ltd. (a)	183,785	$385,874
Procter & Gamble Health Ltd.	9,605	581,702
PS IT Infrastructure & Services Ltd. (a)	620,932	100,153
PTC India Ltd.	1,415,679	3,497,285
Punj Lloyd Ltd. (a) (e)	739,833	—
Quess Corp. Ltd. (c)	124,680	900,028
Radico Khaitan Ltd.	189,532	4,060,434
Rail Vikas Nigam Ltd.	348,520	1,741,189
Rain Industries Ltd. (a)	281,882	543,566
Rajesh Exports Ltd. (a)	232,732	787,333
Rajratan Global Wire Ltd.	16,098	113,861
Rallis India Ltd.	154,814	578,969
Ramkrishna Forgings Ltd.	86,136	919,335
Rategain Travel Technologies Ltd. (a)	76,784	687,154
RattanIndia Enterprises Ltd. (a)	1,068,142	1,081,240
RattanIndia Power Ltd. (a)	9,081,583	1,940,744
Raymond Ltd.	84,191	2,950,963
RBL Bank Ltd. (c)	395,225	1,246,425
REC Ltd.	455,090	2,867,388
Redington Ltd.	428,313	1,100,323
Redtape Ltd. (a)	68,318	628,308
Refex Industries Ltd.	224,225	419,261
REI Agro Ltd. (a) (e)	1,873,023	—
Relaxo Footwears Ltd.	69,183	686,375
Reliance Industries Ltd. GDR (c)	1,882,986	140,470,756
Reliance Infrastructure Ltd. (a)	535,569	1,284,081
Reliance Power Ltd. (a)	4,305,692	1,493,793
Religare Enterprises Ltd. (a)	157,614	452,008
ReNew Energy Global PLC Class A (a) (b)	81,544	508,835
Repco Home Finance Ltd.	67,143	442,172
Responsive Industries Ltd.	49,308	190,905
RITES Ltd.	76,141	631,408
Rolta India Ltd. (a)	1,732,841	115,956
Safari Industries India Ltd.	11,439	279,612
Saksoft Ltd.	24,938	83,767
Samvardhana Motherson International Ltd.	2,124,273	4,848,093
Sandur Manganese & Iron Ores Ltd.	59,538	387,448
Sanghvi Movers Ltd.	40,613	517,650
Sarda Energy & Minerals Ltd.	152,826	426,254
SBI Cards & Payment Services Ltd.	221,239	1,922,468
SBI Life Insurance Co. Ltd. (c)	347,696	6,220,897
Schaeffler India Ltd.	25,116	1,427,821
Schneider Electric Infrastructure Ltd. (a)	348,250	3,613,740
Sequent Scientific Ltd. (a)	1,109,100	1,555,234

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shankara Building Products Ltd.	70,927	$582,003
Sharda Cropchem Ltd.	29,770	159,404
Share India Securities Ltd. (a)	31,940	114,775
Shilpa Medicare Ltd. (a)	156,038	1,065,858
Shivalik Bimetal Controls Ltd.	22,455	156,549
Shree Cement Ltd.	6,787	2,268,402
Shree Renuka Sugars Ltd. (a)	1,351,007	794,524
Shriram Finance Ltd.	227,623	7,947,526
Siemens Ltd.	184,220	17,020,812
Sintex Plastics Technology Ltd. (a)	102,157	1,299
SJS Enterprises Ltd. (a)	46,710	437,902
Sobha Ltd.	11,523	270,382
Solar Industries India Ltd. (a)	7,452	895,518
Solara Active Pharma Sciences Ltd. (a)	119,470	780,683
Sona Blw Precision Forgings Ltd. (c)	260,486	2,002,357
SRF Ltd.	116,486	3,402,977
Star Health & Allied Insurance Co. Ltd. (a)	26,465	177,301
State Bank of India GDR	251,373	25,388,673
Steel Authority of India Ltd.	1,408,471	2,510,799
Steel Strips Wheels Ltd.	128,340	333,457
Sterling & Wilson Renewable (a)	30,457	260,567
Sterlite Technologies Ltd.	226,273	371,480
Strides Pharma Science Ltd.	234,594	2,669,399
Subex Ltd. (a)	300,932	106,858
Sudarshan Chemical Industries Ltd.	71,377	771,355
Sumitomo Chemical India Ltd.	38,810	223,400
Sun Pharma Advanced Research Co. Ltd. (a)	297,441	857,465
Sun Pharmaceutical Industries Ltd.	1,526,231	27,835,928
Sun TV Network Ltd.	175,728	1,585,161
Sundaram Finance Ltd.	34,177	1,923,011
Sundram Fasteners Ltd.	86,866	1,409,492
Sunflag Iron & Steel Co. Ltd. (a)	64,703	165,250
Supreme Industries Ltd.	42,988	3,070,391
Suryoday Small Finance Bank Ltd. (a)	93,853	212,203
Suven Life Sciences Ltd. (a)	768,141	969,348
Suven Pharmaceuticals Ltd. (a)	530,227	5,112,307
Suzlon Energy Ltd. (a)	10,054,428	6,373,582
Swan Energy Ltd.	357,174	2,513,871
Symphony Ltd.	23,994	338,067
Syngene International Ltd. (c)	94,630	805,724
Security Description	Shares	Value
Syrma SGS Technology Ltd.	30,059	$179,155
Tanla Platforms Ltd.	66,326	748,944
TARC Ltd. (a)	1,647,506	3,771,853
Tarsons Products Ltd. (a)	34,234	205,106
Tata Communications Ltd. (a)	235,045	5,227,153
Tata Consultancy Services Ltd.	1,205,678	56,449,081
Tata Consumer Products Ltd.	537,432	7,073,059
Tata Elxsi Ltd.	60,841	5,108,346
Tata Motors Ltd.	1,430,548	16,979,582
Tata Power Co. Ltd. (a)	3,378,447	17,850,922
Tata Steel Ltd.	8,359,506	17,444,313
Tata Teleservices Maharashtra Ltd. (a)	838,759	781,853
TCNS Clothing Co. Ltd. (a) (c)	17,669	112,609
TeamLease Services Ltd. (a)	23,827	844,999
Tech Mahindra Ltd.	710,760	12,191,702
Technocraft Industries India Ltd. (a)	11,025	381,755
Tejas Networks Ltd. (a) (c)	273,362	4,632,443
Texmaco Rail & Engineering Ltd.	131,940	393,031
Thermax Ltd.	20,654	1,325,373
Thirumalai Chemicals Ltd.	46,135	166,172
Thyrocare Technologies Ltd. (a) (c)	115,681	884,107
Tide Water Oil Co. India Ltd.	16,121	442,959
Timken India Ltd.	33,134	1,699,683
Titagarh Rail System Ltd.	76,677	1,710,181
Titan Co. Ltd.	435,331	17,771,894
Torrent Pharmaceuticals Ltd.	72,353	2,421,933
Torrent Power Ltd.	57,566	1,034,410
Trent Ltd.	178,937	11,758,932
Trident Ltd.	2,112,447	964,677
Triveni Turbine Ltd.	20,450	152,172
Tube Investments of India Ltd.	103,308	5,276,745
TV18 Broadcast Ltd. (a)	436,437	215,530
TVS Motor Co. Ltd.	154,074	4,369,503
Ujjivan Small Finance Bank Ltd. (c)	1,326,077	716,412
UltraTech Cement Ltd.	139,863	19,570,169
Union Bank of India Ltd.	95,264	156,158
United Breweries Ltd.	123,484	2,941,033
United Spirits Ltd.	546,279	8,362,466
UNO Minda Ltd.	251,217	3,289,960
UPL Ltd.	590,357	4,041,437
Usha Martin Ltd.	343,671	1,598,475
UTI Asset Management Co. Ltd.	46,822	561,780
VA Tech Wabag Ltd. (a)	141,910	2,179,853
Vaibhav Global Ltd.	146,835	543,406
Vakrangee Ltd.	630,252	171,418
Valor Estate Ltd. (a)	81,659	182,193
Vardhman Textiles Ltd.	70,027	403,429

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Varun Beverages Ltd.	316,333	$6,181,557
Vedanta Ltd.	1,176,532	6,405,583
Venky's India Ltd.	19,801	456,726
Venus Pipes & Tubes Ltd. (c)	13,223	325,304
Vesuvius India Ltd.	4,809	290,319
Videocon Industries Ltd. (a) (e)	1,170,924	—
Vinati Organics Ltd.	13,844	315,090
VIP Industries Ltd.	115,091	669,464
VL E-Governance & IT Solutions Ltd. (a)	60,356	48,676
V-Mart Retail Ltd. (a)	30,329	1,062,893
Vodafone Idea Ltd. (a)	10,433,530	2,238,415
Voltamp Transformers Ltd.	2,103	277,512
Voltas Ltd.	120,595	2,129,096
VST Industries Ltd.	32,711	1,567,284
Welspun Corp. Ltd.	156,834	1,032,645
Welspun Living Ltd.	268,344	494,483
Westlife Foodworld Ltd.	115,488	1,163,017
Wheels India Ltd.	11,591	110,194
Whirlpool of India Ltd.	6,430	154,093
Wipro Ltd. ADR (b)	2,389,766	14,577,573
Wockhardt Ltd. (a)	201,422	1,658,478
Yes Bank Ltd. (a)	9,669,541	2,747,072
Zee Entertainment Enterprises Ltd. (a)	964,350	1,755,403
Zen Technologies Ltd.	28,985	408,440
Zensar Technologies Ltd.	85,645	767,583
Zomato Ltd. (a)	4,426,647	10,646,779
Zydus Lifesciences Ltd.	154,441	1,989,050
		2,130,037,119
INDONESIA — 1.8%
Adaro Energy Indonesia Tbk. PT	11,868,100	2,022,107
Adaro Minerals Indonesia Tbk. PT (a)	7,832,200	631,359
Alam Sutera Realty Tbk. PT (a)	15,338,200	118,022
Allo Bank Indonesia Tbk. PT (a)	1,435,600	67,506
Aneka Tambang Tbk. PT	3,445,500	263,015
Astra International Tbk. PT	26,790,451	7,296,819
Astrindo Nusantara Infrastructure Tbk. PT (a)	53,562,100	209,342
Avia Avian Tbk. PT	9,457,400	297,439
Bank Aladin Syariah Tbk. PT (a)	892,200	50,127
Bank Artha Graha Internasional Tbk. PT (a)	16,403,400	58,101
Bank BTPN Syariah Tbk. PT	983,300	68,756
Bank Central Asia Tbk. PT	60,914,748	36,920,847
Bank Danamon Indonesia Tbk. PT	5,443,818	857,713
Bank Ganesha Tbk. PT (a)	17,421,100	65,961
Bank Ina Perdana PT (a)	668,300	171,003
Bank Jago Tbk. PT (a)	4,679,900	688,767
Security Description	Shares	Value
Bank Mandiri Persero Tbk. PT	55,624,974	$20,891,212
Bank MNC Internasional Tbk. PT (a)	16,132,900	49,261
Bank Negara Indonesia Persero Tbk. PT	8,241,300	2,345,310
Bank Neo Commerce Tbk. PT (a)	7,765,533	116,661
Bank Pan Indonesia Tbk. PT (a)	4,194,200	293,274
Bank Rakyat Indonesia Persero Tbk. PT	84,616,267	23,770,066
Bank Raya Indonesia Tbk. PT (a)	44,400	613
Bank Syariah Indonesia Tbk. PT	1,360,514	217,682
Barito Pacific Tbk. PT	48,378,477	2,924,867
Bekasi Fajar Industrial Estate Tbk. PT (a)	9,752,100	55,981
BFI Finance Indonesia Tbk. PT	3,741,600	215,927
Bukalapak.com Tbk. PT (a)	68,679,600	582,990
Bumi Resources Minerals Tbk. PT (a)	84,083,560	749,692
Bumi Resources Tbk. PT (a)	140,126,500	667,473
Bumi Serpong Damai Tbk. PT (a)	8,111,900	473,091
Chandra Asri Pacific Tbk. PT	5,585,756	3,146,785
Charoen Pokphand Indonesia Tbk. PT	8,908,200	2,760,862
Ciputra Development Tbk. PT	12,630,652	871,611
Citra Marga Nusaphala Persada Tbk. PT (a)	3,295,941	301,918
Dharma Polimetal Tbk. PT	2,934,900	161,307
Digital Mediatama Maxima Tbk. PT (a)	11,100	87
Elang Mahkota Teknologi Tbk. PT	30,085,800	712,873
Energi Mega Persada Tbk. PT (a)	9,156,900	106,807
ESSA Industries Indonesia Tbk. PT	10,238,400	481,439
FKS Food Sejahtera Tbk. PT (a)	74,000	520
Garuda Indonesia Persero Tbk. PT (a)	18,779,800	57,343
Global Mediacom Tbk. PT (a)	22,200	295
GoTo Gojek Tokopedia Tbk. PT (a)	878,848,300	2,683,506
Harum Energy Tbk. PT (a)	2,392,700	166,576
Indah Kiat Pulp & Paper Tbk. PT	1,714,100	931,633
Indo Tambangraya Megah Tbk. PT	68,500	99,979
Indocement Tunggal Prakarsa Tbk. PT	1,167,800	517,041

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Indofood Sukses Makmur Tbk. PT	11,567,318	$4,291,387
Indosat Tbk. PT	5,173,500	3,380,546
Indosterling Technomedia Tbk. PT (a)	594,000	1,814
Japfa Comfeed Indonesia Tbk. PT (a)	2,348,500	204,373
Kalbe Farma Tbk. PT	42,405,561	3,949,220
Kawasan Industri Jababeka Tbk. PT (a)	10,447,331	76,561
Lippo Cikarang Tbk. PT (a)	7,400	228
Lippo Karawaci Tbk. PT (a)	83,988,630	292,357
Matahari Department Store Tbk. PT	733,000	63,564
Matahari Putra Prima Tbk. PT (a)	66,600	203
Mayora Indah Tbk. PT	12,460,107	1,788,168
MD Pictures Tbk. PT (a)	1,684,700	438,279
Medco Energi Internasional Tbk. PT	26,808,829	2,185,636
Media Nusantara Citra Tbk. PT	29,600	564
Mega Manunggal Property Tbk. PT (a)	62,900	1,252
Merdeka Copper Gold Tbk. PT (a)	12,978,168	1,886,292
Mitra Keluarga Karyasehat Tbk. PT	3,315,800	611,525
MNC Asia Holding Tbk. PT (a)	51,993,200	98,430
MNC Digital Entertainment Tbk. PT (a)	997,700	168,162
Modernland Realty Tbk. PT (a)	201,400	615
Multipolar Tbk. PT (a)	77,700	237
Net Visi Media Tbk. PT (a)	25,900	145
Pabrik Kertas Tjiwi Kimia Tbk. PT	706,238	375,223
Pakuwon Jati Tbk. PT	11,572,200	258,652
Pantai Indah Kapuk Dua Tbk. PT (a)	1,582,000	475,325
Perusahaan Gas Negara Tbk. PT	28,625,700	2,692,127
Petrindo Jaya Kreasi Tbk. PT (a)	1,562,100	834,710
Pollux Properties Indonesia Tbk. PT (a)	44,400	290
Quantum Clovera Investama Tbk. PT (a)	53,381,600	13,040
Samudera Indonesia Tbk. PT	9,091,700	179,891
Semen Indonesia Persero Tbk. PT	2,108,754	480,345
Sigmagold Inti Perkasa Tbk. PT (a) (e)	1,312,600	—
Smartfren Telecom Tbk. PT (a)	106,276,200	246,626
Security Description	Shares	Value
Sumber Alfaria Trijaya Tbk. PT	17,847,700	$2,997,324
Summarecon Agung Tbk. PT (a)	10,249,511	312,962
Surya Citra Media Tbk. PT	22,571,800	195,737
Telkom Indonesia Persero Tbk. PT	63,645,800	12,165,579
Tower Bersama Infrastructure Tbk. PT	379,400	43,906
Transcoal Pacific Tbk. PT (a)	757,700	349,352
Trimegah Bangun Persada Tbk. PT	1,672,200	103,140
Unilever Indonesia Tbk. PT	6,858,700	1,264,933
United Tractors Tbk. PT	3,251,122	4,362,956
Vale Indonesia Tbk. PT (a)	1,452,141	374,231
Wir Asia Tbk. PT (a)	7,978,800	41,904
		163,349,377
KUWAIT — 0.8%
A'ayan Leasing & Investment Co. KSCP	1,655,612	804,193
Agility Public Warehousing Co. KSC	1,304,537	1,169,512
Al Ahli Bank of Kuwait KSCP	283,135	252,906
Al Mazaya Holding Co. KSCP (a)	2,164,381	492,498
Alimtiaz Investment Group KSC (a)	633,617	108,443
Arabi Group Holding KSC (a)	255,229	252,109
Boubyan Bank KSCP	1,366,224	2,520,889
Boubyan Petrochemicals Co. KSCP	772,371	1,493,125
Burgan Bank SAK	460,295	274,601
Gulf Bank KSCP	2,523,278	2,344,366
Gulf Cables & Electrical Industries Group Co. KSCP	63,314	295,981
Heavy Engineering & Ship Building Co. KSCP Class B	199,277	599,617
Humansoft Holding Co. KSC	273,249	2,395,327
Integrated Holding Co. KCSC	510,887	877,710
Jazeera Airways Co. KSCP	66,734	195,797
Kuwait Finance House KSCP	6,317,070	14,621,417
Kuwait Projects Co. Holding KSCP (a)	452,605	166,730
Kuwait Real Estate Co. KSC (a)	6,019,322	4,395,528
Mabanee Co. KPSC	694,118	1,880,398
Mezzan Holding Co. KSCC	41,826	98,446
Mobile Telecommunications Co. KSCP	1,201,630	1,743,196
National Bank of Kuwait SAKP	9,370,587	26,332,342
National Industries Group Holding SAK	2,351,069	1,647,856

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
National Investments Co. KSCP	2,824,009	$2,246,318
Warba Bank KSCP (a)	3,119,136	1,789,627
		68,998,932
MALAYSIA — 1.9%
Aeon Co. M Bhd.	9,545,048	2,812,425
AEON Credit Service M Bhd.	476,900	755,155
Alliance Bank Malaysia Bhd.	8,481,621	6,814,063
ATA IMS Bhd. (a)	887,700	91,263
Axiata Group Bhd.	3,356,538	1,857,035
Bahvest Resources Bhd. (a)	3,095,700	380,605
Bintulu Port Holdings Bhd.	94	126
Bursa Malaysia Bhd.	2,719,347	5,095,713
Capitaland Malaysia Trust REIT	3,486,640	498,883
Carlsberg Brewery Malaysia Bhd. Class B	738,520	2,927,467
CELCOMDIGI Bhd.	10,025,029	7,820,266
Chin Hin Group Bhd. (a)	1,072,800	791,382
CIMB Group Holdings Bhd.	7,551,979	10,885,735
D&O Green Technologies Bhd.	432,200	335,316
Dagang NeXchange Bhd. (a)	3,781,600	360,725
Datasonic Group Bhd.	4,682,500	506,216
Dialog Group Bhd.	7,431,406	3,764,931
Frontken Corp. Bhd.	1,821,250	1,721,839
Gamuda Bhd.	2,354,489	3,284,057
GDEX Bhd.	1,565,000	54,738
Genetec Technology Bhd. (a)	478,700	227,300
Genting Bhd.	6,160,000	6,150,207
Genting Malaysia Bhd.	1,407,700	760,919
George Kent Malaysia Bhd.	615,900	62,667
Globetronics Technology Bhd.	1,401,100	439,561
Greatech Technology Bhd. (a)	449,000	499,682
Hartalega Holdings Bhd. (a)	2,121,600	1,475,114
Hextar Industries Bhd.	1,407,200	131,249
Hong Leong Bank Bhd.	176,400	717,940
IHH Healthcare Bhd.	2,344,000	3,130,302
IJM Corp. Bhd.	1,357,100	877,404
Inari Amertron Bhd.	2,605,300	2,043,373
IOI Corp. Bhd.	10,038,762	7,873,539
IOI Properties Group Bhd.	9,465,762	4,434,411
Karex Bhd.	3,704,100	632,072
KLCCP Stapled Group REIT	1,405,700	2,205,020
KNM Group Bhd. (a)	6,686,621	120,480
Kossan Rubber Industries Bhd.	1,677,900	835,838
KPJ Healthcare Bhd.	3,549,180	1,452,023
Kuala Lumpur Kepong Bhd.	19,283	84,367
Lingkaran Trans Kota Holdings Bhd. (a)	672,300	72,681
Magni-Tech Industries Bhd.	346,300	172,508
Magnum Bhd.	7,562,443	1,795,429
Malayan Banking Bhd.	6,556,891	13,843,484
Security Description	Shares	Value
Malaysia Airports Holdings Bhd.	486,103	$1,020,121
Malaysian Pacific Industries Bhd.	202,000	1,687,936
Malaysian Resources Corp. Bhd.	18,787,859	2,409,466
Maxis Bhd.	233,600	174,798
Mega First Corp. Bhd.	475,000	474,245
MISC Bhd.	257,900	465,778
MPHB Capital Bhd.	3,332,630	1,123,239
Muda Holdings Bhd.	417,900	129,334
My EG Services Bhd.	5,922,703	1,280,584
Oppstar Bhd.	334,500	93,596
OSK Holdings Bhd.	14,845,242	5,003,484
Padini Holdings Bhd.	405,700	313,896
Pavilion Real Estate Investment Trust	3,065,600	903,272
Pentamaster Corp. Bhd.	1,185,250	1,261,252
Petronas Chemicals Group Bhd.	2,642,000	3,533,868
Petronas Dagangan Bhd.	497,600	1,839,564
Petronas Gas Bhd.	275,100	1,039,169
PMB Technology Bhd. (a)	450,600	235,926
Pos Malaysia Bhd. (a)	2,074,100	204,442
PPB Group Bhd.	57,800	175,207
Press Metal Aluminium Holdings Bhd.	2,575,700	3,144,893
Public Bank Bhd.	18,006,000	15,343,746
Rapid Synergy Bhd. (a)	190,100	34,857
RHB Bank Bhd.	714,678	834,738
SD Guthrie Bhd.	2,309,887	2,066,290
Sime Darby Bhd.	2,357,824	1,309,486
Sime Darby Property Bhd.	594,824	168,959
SKP Resources Bhd.	1,076,625	262,452
SP Setia Bhd. Group	372,063	108,839
Sports Toto Bhd.	5,014,721	1,647,656
Sunway Real Estate Investment Trust	3,292,500	1,081,796
Supermax Corp. Bhd. (a)	2,978,368	552,426
Telekom Malaysia Bhd.	1,670,547	2,393,831
Tenaga Nasional Bhd.	2,360,000	6,893,651
TIME dotCom Bhd.	60,900	64,934
Top Glove Corp. Bhd. (a)	5,473,900	1,276,373
Uchi Technologies Bhd.	121,300	102,337
UEM Edgenta Bhd.	1,420,900	272,584
UEM Sunrise Bhd.	9,476,088	2,169,406
Unisem M Bhd.	215,400	189,945
Velesto Energy Bhd.	1,354,163	76,069
ViTrox Corp. Bhd.	956,400	835,266
VS Industry Bhd.	8,281,900	2,229,573
WCT Holdings Bhd. (a)	19,380,326	3,574,114
YTL Corp. Bhd.	3,782,370	2,766,121
YTL Power International Bhd.	1,214,500	1,240,888
		174,805,917

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MEXICO — 2.2%
Alfa SAB de CV Class A (b)	5,593,848	$3,270,254
America Movil SAB de CV (b)	23,792,450	20,259,137
Axtel SAB de CV (a) (b)	4,013,567	324,852
Betterware de Mexico SAPI de CV (b)	65,895	962,726
Cemex SAB de CV (b)	18,564,181	11,888,467
Coca-Cola Femsa SAB de CV	1,005,170	8,623,282
Consorcio ARA SAB de CV (b)	3,897,510	656,495
El Puerto de Liverpool SAB de CV Class C1 (b)	512,316	3,674,229
Fibra Uno Administracion SA de CV REIT	3,370,233	4,143,329
Fomento Economico Mexicano SAB de CV	2,109,524	22,707,479
Gruma SAB de CV Class B (b)	11,294	206,165
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	439,412	6,877,084
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	327,282	9,858,463
Grupo Bimbo SAB de CV (b)	2,117,094	7,480,542
Grupo Elektra SAB de CV (b)	55,890	3,240,645
Grupo Financiero Banorte SAB de CV Class O	2,860,326	22,300,078
Grupo Financiero Inbursa SAB de CV Class O (a) (b)	3,037,194	7,220,301
Grupo Mexico SAB de CV (b)	3,602,868	19,390,131
Grupo Televisa SAB (b)	4,002,768	2,189,039
Industrias CH SAB de CV (a) (b)	293,943	3,002,847
Industrias Penoles SAB de CV (a) (b)	254,670	3,311,246
Kimberly-Clark de Mexico SAB de CV Class A (b)	2,939,499	5,087,919
Nemak SAB de CV (a) (b) (c)	2,641,169	420,322
Operadora De Sites Mexicanos SAB de CV (b)	2,810,222	2,534,279
Orbia Advance Corp. SAB de CV (b)	131,649	183,807
Sare Holding SAB de CV Class B (a) (e)	1,493,393	—
Southern Copper Corp. (b)	104,097	11,215,411
TV Azteca SAB de CV (a) (b)	7,680,384	210,013
Urbi Desarrollos Urbanos SAB de CV (a) (b)	121	721
Vista Energy SAB de CV ADR (a) (b)	54,323	2,470,610
Security Description	Shares	Value
Wal-Mart de Mexico SAB de CV	5,084,683	$17,312,754
		201,022,627
MONACO — 0.0% (f)
Safe Bulkers, Inc. (b)	195,750	1,139,265
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (d)	451,241	7,648,535
Cia de Minas Buenaventura SAA ADR (d)	8,764	147,673
Credicorp Ltd.	84,844	13,687,883
Inversiones Portuarias Chancay SAA (a)	11,007,602	1,034,455
Volcan Cia Minera SAA Class B (a)	11,007,602	589,064
		23,107,610
PHILIPPINES — 0.6%
Aboitiz Equity Ventures, Inc.	1,134,980	751,373
Alliance Global Group, Inc.	4,617,800	682,321
Ayala Corp.	192,290	1,909,481
Ayala Land, Inc.	12,590,014	6,122,189
Bank of the Philippine Islands	4,455,031	9,053,118
BDO Unibank, Inc.	4,012,301	8,776,416
Bloomberry Resorts Corp. (a)	1,790,400	290,514
Cebu Air, Inc. (a)	2,155,620	1,000,407
Converge Information & Communications Technology Solutions, Inc. (a)	907,900	178,144
D&L Industries, Inc.	4,781,905	486,276
DoubleDragon Corp. (a)	3,275,890	676,317
East West Banking Corp.	2,680,100	434,421
Filinvest Land, Inc.	98,882,000	1,147,260
First Philippine Holdings Corp.	555,535	589,573
Global Ferronickel Holdings, Inc. (a)	4,428,449	123,917
GMA Holdings, Inc. PDR	7,898,600	959,546
GT Capital Holdings, Inc.	23,077	244,122
JG Summit Holdings, Inc.	2,924,036	1,299,649
Jollibee Foods Corp.	238,200	918,514
Manila Electric Co.	22,130	138,197
Megawide Construction Corp. (a)	10,647,688	543,203
Megaworld Corp.	15,540,300	464,016
Monde Nissin Corp. (c)	3,347,400	536,873
Nickel Asia Corp.	2,245,000	142,110
PLDT, Inc.	211,622	5,188,637
Puregold Price Club, Inc.	678,680	280,231
San Miguel Corp.	310,340	531,098
SM Investments Corp.	371,845	5,269,110
SM Prime Holdings, Inc.	12,445,990	6,009,683

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Universal Robina Corp.	536,540	$1,017,988
		55,764,704
POLAND — 1.1%
11 bit studios SA (a)	2,701	422,614
Allegro.eu SA (a) (c)	335,925	3,150,302
Asseco Poland SA	124,031	2,469,791
Bank Polska Kasa Opieki SA	310,794	12,988,244
Bioton SA (a)	37	32
CCC SA (a)	18,850	576,747
CD Projekt SA	63,473	2,193,896
Columbus Energy SA (a)	148	198
Datawalk SA (a)	4,590	72,274
Dino Polska SA (a) (c)	28,318	2,861,350
Eurocash SA (a)	18,856	61,258
Getin Holding SA	2,939	377
Globe Trade Centre SA	644,572	820,937
InPost SA (a)	155,898	2,750,199
KGHM Polska Miedz SA	245,555	9,183,765
LPP SA	398	1,691,974
Mabion SA (a)	16,609	71,145
mBank SA (a)	37,892	6,004,205
Orange Polska SA	2,394,033	4,635,553
ORLEN SA	651,304	10,966,721
PGE Polska Grupa Energetyczna SA (a)	1,385,178	2,473,305
PlayWay SA	2,669	223,742
Polimex-Mostostal SA (a)	555	493
Powszechna Kasa Oszczednosci Bank Polski SA	1,101,174	17,235,076
Powszechny Zaklad Ubezpieczen SA	708,184	9,079,440
Santander Bank Polska SA	55,458	7,466,044
Serinus Energy PLC (a)	222	165
Synthaverse SA (a)	629	792
TEN Square Games SA (a)	30	612
		97,401,251
QATAR — 0.8%
Aamal Co. (a)	975,289	202,237
Al Meera Consumer Goods Co. QSC	282,723	1,117,381
Alijarah Holding Co. QPSC	6,917,343	1,354,591
Baladna	404,039	145,370
Commercial Bank PSQC	2,262,670	2,665,364
Doha Bank QPSC	844,441	331,190
Estithmar Holding QPSC (a)	1,224,155	663,686
Ezdan Holding Group QSC (a)	685,178	143,584
Gulf International Services QSC	792,475	713,902
Gulf Warehousing Co.	113,308	102,852
Industries Qatar QSC	1,740,419	6,118,474
Lesha Bank LLC (a)	1,994,935	703,515
Mannai Corp. QSC	639,335	675,683
Masraf Al Rayan QSC	6,975,002	4,469,289
Security Description	Shares	Value
Mazaya Real Estate Development QPSC	3,525,539	$614,863
Medicare Group	547,619	646,434
Mesaieed Petrochemical Holding Co.	5,360,213	2,423,211
Ooredoo QPSC	1,896,860	5,313,917
Qatar Aluminum Manufacturing Co.	2,084,044	765,848
Qatar Electricity & Water Co. QSC	377,429	1,622,292
Qatar Fuel QSC	327,025	1,337,380
Qatar Gas Transport Co. Ltd.	1,480,418	1,903,685
Qatar Insurance Co. SAQ	2,082,367	1,227,344
Qatar International Islamic Bank QSC	682,211	1,873,691
Qatar Islamic Bank QPSC	1,436,239	7,337,008
Qatar National Bank QPSC	5,115,214	20,525,481
Qatar National Cement Co. QSC	190,919	188,559
Qatar Navigation QSC	337,333	1,065,457
Qatari Investors Group QSC	1,933,639	830,068
United Development Co. QSC	753,000	230,801
Vodafone Qatar QSC	3,688,660	1,719,213
Widam Food Co. (a)	146,121	105,949
		69,138,319
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	343,401	2,470,569
RUSSIA — 0.0%
Gazprom PJSC ADR (a) (e)	4,907,694	—
HeadHunter Group PLC ADR (a) (e)	3,200	—
LUKOIL PJSC (e)	340,951	—
Mechel PJSC ADR (a) (e)	217,515	—
MMC Norilsk Nickel PJSC ADR (a) (e)	615,616	—
Mobile TeleSystems PJSC ADR (a) (e)	702,117	—
Novatek PJSC GDR (a) (e)	92,440	—
Novolipetsk Steel PJSC GDR (a) (e)	47,918	—
Novorossiysk Commercial Sea Port PJSC (e)	5,589,825	—
Rosneft Oil Co. PJSC (e)	1,683,986	—
Rostelecom PJSC (e)	781,704	—
Rostelecom PJSC ADR (a) (b) (e)	5,355	—
Sberbank of Russia PJSC (a) (e)	8,602,924	—
Severstal PAO GDR (a) (e)	486,985	—
Sistema PJSFC GDR (a) (e)	198,224	—
Surgutneftegas PJSC ADR (a) (e)	1,315,893	—
Tatneft PJSC ADR (a) (e)	291,793	—
VK IPJSC GDR (a) (e)	52,451	—
VTB Bank PJSC (a) (e)	5,954,520,000	—

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Yandex NV Class A (a) (e)	92,122	$—
		—
SAUDI ARABIA — 4.2%
Abdul Mohsen Al-Hokair Tourism & Development Co. (a)	2,111,477	1,474,589
Abdullah Al Othaim Markets Co.	828,007	2,507,239
ACWA Power Co.	118,864	11,222,313
Advanced Petrochemical Co. (a)	71,464	734,337
Al Hammadi Holding	288,308	3,573,495
Al Jouf Agricultural Development Co.	67,550	1,197,376
Al Khaleej Training & Education Co. (a)	402,319	3,329,781
Al Rajhi Bank	2,055,730	44,658,811
Al Rajhi Co. for Co-operative Insurance (a)	41,242	2,064,519
Al Rajhi REIT	468,565	1,032,901
Aldrees Petroleum & Transport Services Co.	72,501	2,361,558
Al-Etihad Cooperative Insurance Co.	460,191	2,215,335
Alinma Bank	697,585	5,782,838
Almarai Co. JSC	137,809	2,082,783
Alujain Corp. (a)	81,440	887,860
Amana Cooperative Insurance Co. (a)	60,549	192,383
Arabian Cement Co.	60,238	459,219
Bank AlBilad	539,556	4,688,540
Banque Saudi Fransi	488,013	4,617,886
Basic Chemical Industries Ltd. (a)	322,073	2,596,947
Batic Investments & Logistic Co. (a)	3,986,469	3,527,849
Bawan Co.	401,502	4,703,597
Bupa Arabia for Cooperative Insurance Co.	44,281	3,033,430
Buruj Cooperative Insurance Co. (a)	200,345	1,029,601
Catrion Catering Holding Co.	12,605	420,659
City Cement Co.	113,790	586,603
Co. for Cooperative Insurance	51,667	1,991,430
Dallah Healthcare Co.	105,226	4,459,680
Dar Al Arkan Real Estate Development Co. (a)	332,885	1,047,031
Derayah REIT	453,519	757,960
Dr Sulaiman Al Habib Medical Services Group Co.	77,685	5,976,088
Eastern Province Cement Co.	169,988	1,468,070
Elm Co.	18,410	4,206,486
Etihad Etisalat Co.	378,392	5,386,004
Fawaz Abdulaziz Al Hokair & Co. (a)	22,073	47,834
Security Description	Shares	Value
Fitaihi Holding Group (a)	2,374,698	$2,411,664
Gulf Insurance Group	203,152	1,667,843
Herfy Food Services Co. (a)	65,979	502,106
Jadwa REIT Saudi Fund	217,219	661,222
Jarir Marketing Co.	628,022	2,122,646
Jazan Development & Investment Co. (a)	181,442	747,706
Leejam Sports Co. JSC	85,257	5,149,599
Malath Cooperative Insurance Co. (a)	290,685	1,388,494
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (a)	130,105	964,100
Methanol Chemicals Co. (a)	342,675	1,397,518
Middle East Healthcare Co. (a)	76,477	1,761,279
Mobile Telecommunications Co. Saudi Arabia	780,436	2,438,082
Mouwasat Medical Services Co.	162,821	5,260,130
Musharaka Real Estate Income Fund REIT	369,774	474,095
Najran Cement Co. (a)	134,321	327,245
Nama Chemicals Co. (a)	178,586	1,318,593
National Co. for Glass Industries	278,484	3,177,075
National Co. for Learning & Education	153,676	6,545,854
National Gas & Industrialization Co.	42,184	1,006,362
National Medical Care Co.	94,351	5,462,479
Qassim Cement Co.	135,403	2,050,029
Rabigh Refining & Petrochemical Co. (a)	78,824	141,402
Red Sea International Co. (a)	158,225	1,197,780
Riyad Bank	1,649,435	11,453,188
Riyad REIT Fund	197,774	361,113
SABIC Agri-Nutrients Co.	230,773	6,938,691
Sahara International Petrochemical Co.	248,866	1,937,010
Saudi Advanced Industries Co.	270,551	3,115,418
Saudi Arabian Amiantit Co. (a)	228,019	1,475,717
Saudi Arabian Mining Co. (a)	1,270,026	14,573,680
Saudi Arabian Oil Co. (c)	4,094,635	30,232,805
Saudi Automotive Services Co.	425,854	6,334,005
Saudi Awwal Bank	146,421	1,508,469
Saudi Basic Industries Corp.	860,774	16,863,975
Saudi Cement Co.	88,676	1,063,658
Saudi Ceramic Co. (a)	350,191	2,767,663
Saudi Chemical Co. Holding	2,606,735	7,837,715
Saudi Co. For Hardware CJSC (a)	69,180	646,327
Saudi Electricity Co.	575,690	2,525,818

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Saudi Industrial Investment Group	123,209	$691,647
Saudi Kayan Petrochemical Co. (a)	330,611	714,696
Saudi National Bank	2,949,426	28,852,739
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	224,414	1,746,692
Saudi Printing & Packaging Co. (a)	157,993	589,589
Saudi Public Transport Co. (a)	414,565	1,936,022
Saudi Reinsurance Co. (a)	722,102	5,389,395
Saudi Research & Media Group (a)	44,974	2,481,506
Saudi Tadawul Group Holding Co.	16,882	1,121,387
Saudi Telecom Co.	1,799,583	17,988,155
Saudi Vitrified Clay Pipe Co. Ltd. (a)	57,455	659,302
Saudia Dairy & Foodstuff Co.	19,173	1,790,761
Savola Group (a)	161,631	2,014,140
Southern Province Cement Co.	114,139	1,105,916
Sustained Infrastructure Holding Co.	270,889	2,686,073
Tabuk Cement Co.	258,077	843,380
Takween Advanced Industries Co. (a)	496,695	1,591,394
Umm Al-Qura Cement Co. (a)	495,672	2,217,021
United Electronics Co.	100,774	2,538,422
United International Transportation Co.	125,858	2,952,208
Walaa Cooperative Insurance Co. (a)	115,947	894,729
Yamama Cement Co.	121,728	1,082,106
Yanbu Cement Co.	153,834	1,129,685
Yanbu National Petrochemical Co.	163,837	1,600,551
		378,749,103
SINGAPORE — 0.1%
Aslan Pharmaceuticals Ltd. ADR (a)	185	55
Grindrod Shipping Holdings Ltd.	33,689	451,647
Guan Chong Bhd.	4,760,466	3,713,517
Riverstone Holdings Ltd.	743,900	532,435
		4,697,654
SOUTH AFRICA — 2.9%
Absa Group Ltd.	824,028	7,150,451
Adcock Ingram Holdings Ltd.	243,451	801,282
Adcorp Holdings Ltd.	926,398	192,788
African Rainbow Minerals Ltd.	253,906	3,156,444
Security Description	Shares	Value
Alexander Forbes Group Holdings Ltd.	1,070,384	$432,609
Altron Ltd. Class A	267,894	192,338
Anglo American Platinum Ltd. (b)	69,507	2,290,457
ArcelorMittal South Africa Ltd. (a)	6,160	401
Ascendis Health Ltd. (a)	3,151	135
Aspen Pharmacare Holdings Ltd.	325,219	4,155,358
Astral Foods Ltd. (a)	34,887	312,837
Aveng Ltd. (a)	74	28
Barloworld Ltd.	394,015	1,808,240
Bid Corp. Ltd.	284,245	6,613,755
Bidvest Group Ltd.	314,471	4,898,583
Blue Label Telecoms Ltd. (a)	2,381,752	508,698
Capitec Bank Holdings Ltd.	80,233	11,551,619
Clicks Group Ltd.	113,672	2,143,707
Coronation Fund Managers Ltd.	1,238,992	2,435,915
Curro Holdings Ltd.	289,777	178,849
Discovery Ltd.	422,783	3,118,546
EOH Holdings Ltd. (a)	954	84
FirstRand Ltd.	5,102,016	21,486,584
Foschini Group Ltd.	486,654	3,398,316
Gold Fields Ltd.	963,442	14,426,304
Grindrod Ltd.	2,517,165	2,073,284
Group Five Ltd. (a) (e)	219,472	—
Growthpoint Properties Ltd. REIT	1,939,143	1,293,470
Harmony Gold Mining Co. Ltd.	552,364	5,083,503
Impala Platinum Holdings Ltd. (b)	980,436	4,873,723
Investec Ltd.	437,345	3,168,236
Invicta Holdings Ltd.	258,295	390,413
Kumba Iron Ore Ltd. (b)	92,617	2,229,858
Lesaka Technologies, Inc. (a) (b)	73,722	345,019
Lewis Group Ltd.	208,871	646,288
Life Healthcare Group Holdings Ltd. (b)	292,922	206,136
Momentum Metropolitan Holdings	2,732,725	3,427,130
Motus Holdings Ltd. (b)	297,731	1,506,428
Mr Price Group Ltd. (b)	368,530	4,155,953
MTN Group Ltd.	1,167,725	5,431,904
MultiChoice Group (a)	665,899	3,887,450
Murray & Roberts Holdings Ltd. (a)	13,803	1,618
Naspers Ltd. Class N	246,356	48,127,385
Nedbank Group Ltd.	514,140	7,219,641
Netcare Ltd.	2,840,614	1,981,896
Ninety One Ltd.	287,368	598,028
Northam Platinum Holdings Ltd.	105,974	738,800
Old Mutual Ltd. (b)	3,900,906	2,603,638

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
OUTsurance Group Ltd.	919,042	$2,336,360
PPC Ltd. (a)	2,339,282	412,513
Redefine Properties Ltd. REIT	1,143,093	251,656
Remgro Ltd.	746,674	5,564,888
Sanlam Ltd.	1,503,546	6,663,031
Sappi Ltd.	696,656	1,851,899
Sasol Ltd.	642,613	4,860,069
Shoprite Holdings Ltd.	531,208	8,262,815
Sibanye Stillwater Ltd.	3,260,857	3,521,583
Standard Bank Group Ltd.	1,340,047	15,470,718
Sun International Ltd.	702,278	1,422,248
Telkom SA SOC Ltd. (a)	646,031	867,153
Thungela Resources Ltd.	108,201	660,465
Tiger Brands Ltd. (b)	223,062	2,430,594
Truworths International Ltd.	786,188	4,016,189
Vodacom Group Ltd. (b)	541,379	2,891,011
Wilson Bayly Holmes-Ovcon Ltd.	225,485	1,976,760
Woolworths Holdings Ltd.	540,674	1,829,290
		256,533,371
TAIWAN — 21.6%
Ability Opto-Electronics Technology Co. Ltd.	66,000	537,090
Accton Technology Corp.	412,000	7,048,379
Acer, Inc. (b)	6,170,701	8,911,343
ADATA Technology Co. Ltd.	133,504	444,444
Adimmune Corp. (a)	546,505	480,949
Advanced Energy Solution Holding Co. Ltd.	20,000	389,008
Advanced Power Electronics Corp. (b)	28,000	73,881
Advancetek Enterprise Co. Ltd.	4,835,456	9,241,196
Advantech Co. Ltd.	116,840	1,332,577
AGV Products Corp. (b)	11,778,415	4,665,402
AIC, Inc. (b)	23,000	293,158
Airmate Cayman International Co. Ltd.	583	284
Alchip Technologies Ltd.	64,000	4,843,179
Alcor Micro Corp. (b)	186,000	905,877
Alexander Marine Co. Ltd.	23,000	283,942
ALI Corp. (a) (b)	253,000	173,520
All Ring Tech Co. Ltd.	50,000	413,822
Amazing Microelectronic Corp.	56,178	170,743
Analog Integrations Corp. (b)	57,000	237,196
Andes Technology Corp. (a)	9,000	119,985
Anpec Electronics Corp.	38,000	236,610
AP Memory Technology Corp. (b)	87,000	1,036,496
APCB, Inc.	2,351,000	1,474,742
ARBOR Technology Corp. (b)	75,000	101,144
Arcadyan Technology Corp.	37,169	185,607
Security Description	Shares	Value
ASE Technology Holding Co. Ltd.	4,578,787	$23,782,057
Asia Vital Components Co. Ltd. (b)	249,000	5,871,646
ASIX Electronics Corp.	81,000	315,845
ASMedia Technology, Inc.	19,000	1,311,900
ASolid Technology Co. Ltd. (b)	59,000	143,128
ASPEED Technology, Inc. (b)	26,200	3,908,820
Asustek Computer, Inc. (b)	887,050	13,616,846
Auden Techno Corp. (a)	25,435	98,003
Audix Corp.	2,064,657	4,830,463
AUO Corp. ADR (b)	1,144,414	6,191,280
AURAS Technology Co. Ltd.	19,000	472,635
Bank of Kaohsiung Co. Ltd. (b)	6,792,003	2,501,871
Baotek Industrial Materials Ltd. (a)	117,000	189,341
Basso Industry Corp.	4,442,905	5,957,381
BioGend Therapeutics Co. Ltd. (a)	101,000	122,197
Biostar Microtech International Corp. (a) (b)	2,629,384	1,779,048
Bizlink Holding, Inc. (b)	30,027	346,165
Bora Pharmaceuticals Co. Ltd. (b)	43,000	1,098,809
Brave C&H Supply Co. Ltd.	38,000	210,841
Brillian Network & Automation Integrated System Co. Ltd.	28,000	158,377
BRIM Biotechnology, Inc. (a)	45,659	64,249
Browave Corp.	32,000	135,136
C Sun Manufacturing Ltd. (b)	2,423,139	11,577,348
Career Technology MFG. Co. Ltd.	108,903	72,341
Carnival Industrial Corp.	2,168,984	758,842
Catcher Technology Co. Ltd. (b)	1,405,673	10,052,437
Cathay Financial Holding Co. Ltd. (a)	12,647,960	23,002,316
Cathay No. 1 REIT	2,307,000	1,203,937
Center Laboratories, Inc. (b)	2,259,895	3,789,538
Century Iron & Steel Industrial Co. Ltd.	109,000	1,014,688
Chailease Holding Co. Ltd.	2,318,502	10,970,210
Champion Building Materials Co. Ltd. (a)	2,139,700	778,277
Champion Microelectronic Corp.	126,000	227,597
Chang Hwa Commercial Bank Ltd.	15,925,504	9,057,089
Chang Wah Electromaterials, Inc.	74,310	103,878
Channel Well Technology Co. Ltd. (b)	102,000	236,752
Charoen Pokphand Enterprise	2,019,329	6,566,873
Chenbro Micom Co. Ltd. (b)	25,000	231,956

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Cheng Loong Corp. (b)	2,282,000	$2,008,264
Cheng Shin Rubber Industry Co. Ltd. (b)	485,850	740,572
Chenming Electronic Technology Corp.	110,000	308,555
Chieftek Precision Co. Ltd.	37,510	87,064
China Airlines Ltd. (b)	4,323,761	3,158,705
China Chemical & Pharmaceutical Co. Ltd.	4,631,000	3,254,683
China Development Financial Holding Corp. (a)	26,328,968	12,254,902
China Motor Corp.	112,000	428,094
China Steel Chemical Corp. (b)	2,096,757	7,012,565
China Steel Corp. (b)	16,686,298	11,881,494
Chinese Maritime Transport Ltd.	58,000	84,922
Chip Hope Co. Ltd. (a)	43,000	141,825
Chipbond Technology Corp.	66,000	136,510
CHO Pharma, Inc. (a)	57,449	119,709
Chroma ATE, Inc.	250,000	2,450,565
Chun Yuan Steel Industry Co. Ltd.	187,000	116,725
Chung Hung Steel Corp. (b)	390,000	258,465
Chung Hwa Pulp Corp. (b)	3,983,589	2,633,910
Chung-Hsin Electric & Machinery Manufacturing Corp.	159,000	921,412
Chunghwa Chemical Synthesis & Biotech Co. Ltd. (b)	457,169	739,835
Chunghwa Telecom Co. Ltd. (a)	4,682,561	18,114,495
CMC Magnetics Corp. (a) (b)	2,113,736	824,215
Compal Electronics, Inc. (b)	8,234,774	8,808,059
CTBC Financial Holding Co. Ltd. (b)	29,931,708	34,921,787
Cub Elecparts, Inc.	164	599
CyberPower Systems, Inc. (b)	44,000	398,749
Da-Li Development Co. Ltd. (b)	2,818,900	5,152,683
Darfon Electronics Corp.	76,000	161,411
Delta Electronics, Inc. (b)	2,359,463	28,182,788
Dimerco Express Corp.	516,389	1,445,313
Drewloong Precision, Inc.	21,000	103,247
Dynamic Holding Co. Ltd. (b)	221,000	431,216
E Ink Holdings, Inc.	662,000	5,142,302
E&R Engineering Corp.	108,000	427,785
E.Sun Financial Holding Co. Ltd.	12,140,241	10,683,966
eChem Solutions Corp.	32,453	589,209
Eclat Textile Co. Ltd.	71,854	1,171,671
Egis Technology, Inc. (b)	43,000	330,703
EirGenix, Inc. (a) (b)	131,485	366,795
Elan Microelectronics Corp.	34,400	163,297
E-Lead Electronic Co. Ltd.	101,000	184,618
Security Description	Shares	Value
Elite Material Co. Ltd. (b)	246,000	$3,601,868
Elite Semiconductor Microelectronics Technology, Inc. (b)	540,175	1,673,399
eMemory Technology, Inc. (a)	54,000	4,277,854
Emerging Display Technologies Corp. (b)	128,000	127,047
Energenesis Biomedical Co. Ltd. (a)	73,131	126,238
Ennostar, Inc. (b)	564,590	756,174
Episil Technologies, Inc. (b)	146,978	273,646
Episil-Precision, Inc.	67,580	133,529
Eris Technology Corp.	26,642	294,001
Etron Technology, Inc. (b)	236,645	367,644
Eva Airways Corp. (b)	2,514,110	2,956,500
Ever Fortune AI Co. Ltd.	101,000	373,596
Ever Supreme Bio Technology Co. Ltd.	49,500	302,876
Evergreen International Storage & Transport Corp.	127,000	124,293
Evergreen Marine Corp. Taiwan Ltd. (b)	1,721,400	10,240,901
Excelliance Mos Corp.	35,000	127,306
Excelsior Medical Co. Ltd.	85,827	237,839
EZconn Corp. (b)	64,100	664,878
Far Eastern New Century Corp.	9,554,236	10,381,358
Faraday Technology Corp. (b)	193,184	2,000,827
Feng TAY Enterprise Co. Ltd.	171,343	818,648
FIC Global, Inc. (b)	79,000	126,628
First Financial Holding Co. Ltd.	5,575,493	4,829,350
Fitipower Integrated Technology, Inc. (b)	42,465	355,386
FocalTech Systems Co. Ltd. (b)	137,000	364,021
FOCI Fiber Optic Communications, Inc.	123,645	598,378
Forcecon Tech Co. Ltd. (b)	62,732	390,607
Formosa Chemicals & Fibre Corp. (a)	6,860,224	10,657,808
Formosa Petrochemical Corp. (a) (b)	549,000	1,096,595
Formosa Plastics Corp. (a) (b)	6,536,922	11,586,179
Fortune Electric Co. Ltd. (b)	167,000	4,864,602
Fositek Corp. (b)	54,058	1,266,405
Founding Construction & Development Co. Ltd. (a) (b)	5,231,059	3,797,341
Foxconn Technology Co. Ltd. (b)	2,418,223	5,314,776
Froch Enterprise Co. Ltd.	117,000	64,015
Fubon Financial Holding Co. Ltd. (b)	11,275,080	27,560,805

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Fullerton Technology Co. Ltd. (b)	2,188,000	$1,601,806
Fwusow Industry Co. Ltd. (b)	2,469,204	1,430,915
Galaxy Software Services Corp.	61,000	207,774
General Interface Solution Holding Ltd. (a)	38,000	79,651
Genesys Logic, Inc.	64,000	198,265
Genius Electronic Optical Co. Ltd.	22,665	462,501
Giant Manufacturing Co. Ltd.	87,358	570,871
Gigabyte Technology Co. Ltd. (b)	390,000	3,672,611
Gigastorage Corp. (a)	170,894	138,805
Global Unichip Corp. (b)	76,000	3,759,999
Globalwafers Co. Ltd.	133,000	2,209,731
Gold Circuit Electronics Ltd. (b)	241,000	1,537,753
Golden Biotechnology Corp. (a)	103,339	79,953
Gongwin Biopharm Holdings Co. Ltd. (a)	25,536	115,710
Grand Process Technology Corp.	27,000	1,127,722
Grape King Bio Ltd.	73,664	348,548
Great Wall Enterprise Co. Ltd. (b)	2,455,216	4,328,972
Group Up Industrial Co. Ltd.	18,000	137,602
Gudeng Precision Industrial Co. Ltd.	37,769	519,824
Hai Kwang Enterprise Corp. (a)	3,900	2,362
Handa Pharmaceuticals, Inc.	50,579	163,704
HannStar Display Corp. (a)	2,406,500	728,444
HD Renewable Energy Co. Ltd.	30,000	191,884
Himax Technologies, Inc. ADR (b)	137,176	1,089,177
Hiwin Technologies Corp.	64,488	423,407
Hocheng Corp. (b)	4,243,348	2,413,260
Holy Stone Enterprise Co. Ltd.	59,850	173,232
Hon Hai Precision Industry Co. Ltd.	14,241,067	93,941,043
Hong TAI Electric Industrial (b)	4,553,000	5,438,366
Hotai Motor Co. Ltd.	173,721	3,330,748
Hsin Kuang Steel Co. Ltd.	63,000	124,285
HTC Corp. (a) (b)	1,887,439	2,684,996
HUA ENG Wire & Cable Co. Ltd. (b)	301,000	355,820
Hua Nan Financial Holdings Co. Ltd.	20,282,566	16,505,394
Hung Sheng Construction Ltd. (b)	2,017,032	1,656,949
Ibase Technology, Inc. (b)	977,222	2,542,347
ICARES Medicus, Inc. (a)	27,927	150,647
Ichia Technologies, Inc. (b)	75,000	81,608
Security Description	Shares	Value
I-Chiun Precision Industry Co. Ltd. (b)	201,866	$840,032
Ingentec Corp.	31,572	225,782
Innolux Corp.	8,887,256	3,931,141
Integrated Service Technology, Inc.	38,000	179,215
International Games System Co. Ltd.	36,000	1,503,630
Inventec Corp. (b)	2,535,000	4,360,248
ITE Technology, Inc. (a) (b)	37,000	194,458
J&V Energy Technology Co. Ltd.	47,000	334,664
Janfusun Fancyworld Corp. (a)	292,810	52,169
Jentech Precision Industrial Co. Ltd.	63,099	2,334,010
Ji-Haw Industrial Co. Ltd. (a)	86,000	79,528
JMicron Technology Corp. (a)	22,534	40,426
JPP Holding Co. Ltd.	22,000	89,515
Kaimei Electronic Corp.	38,640	83,970
Kaori Heat Treatment Co. Ltd. (b)	85,000	1,262,889
KEE TAI Properties Co. Ltd.	2,328,000	1,313,207
Kenmec Mechanical Engineering Co. Ltd. (b)	161,000	545,906
Kerry TJ Logistics Co. Ltd.	2,179,373	2,720,731
Kindom Development Co. Ltd. (b)	2,417,900	4,069,397
King Slide Works Co. Ltd. (b)	37,000	1,414,238
King Yuan Electronics Co. Ltd. (b)	717,000	2,630,057
Kinsus Interconnect Technology Corp. (b)	133,000	378,811
Kuo Yang Construction Co. Ltd. (a) (b)	1,796,734	1,503,671
L&K Engineering Co. Ltd. (b)	105,557	782,530
Largan Precision Co. Ltd.	57,000	4,822,989
Laser Tek Taiwan Co. Ltd.	84,550	190,255
Leader Electronics, Inc. (a)	218,547	136,080
Leadtrend Technology Corp.	149,251	412,215
Leatec Fine Ceramics Co. Ltd. (a) (b)	352,000	324,424
Leofoo Development Co. Ltd. (a) (b)	2,348,154	1,472,957
Lin BioScience, Inc. (a)	39,389	112,552
Lingsen Precision Industries Ltd.	336,000	244,946
Lite-On Technology Corp. (b)	3,032,014	9,906,863
Longchen Paper & Packaging Co. Ltd.	4,966,467	2,120,296
Lotes Co. Ltd.	48,804	2,452,122
Lotus Pharmaceutical Co. Ltd. (b)	27,000	257,587
LuxNet Corp. (b)	113,549	442,765
M3 Technology, Inc. (b)	57,000	269,701
M31 Technology Corp. (b)	30,360	1,062,177
Machvision, Inc.	15,597	189,425

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Macroblock, Inc.	30,000	$83,874
Macronix International Co. Ltd.	520,221	417,729
Makalot Industrial Co. Ltd.	36,671	475,887
Materials Analysis Technology, Inc. (b)	48,000	427,600
MediaTek, Inc.	1,875,969	80,956,694
Medigen Biotechnology Corp. (a)	114,248	160,764
Medigen Vaccine Biologics Corp. (a)	161,886	274,455
Mega Financial Holding Co. Ltd. (b)	14,740,157	18,356,190
Merida Industry Co. Ltd.	19,100	127,465
Microbio Co. Ltd. (a)	211,067	269,677
Micro-Star International Co. Ltd.	125,000	685,850
momo.com, Inc. (b)	61,292	811,458
Mosel Vitelic, Inc.	759	759
Motech Industries, Inc. (b)	130,796	128,814
MPI Corp.	52,000	849,529
MSSCORPS Co. Ltd. (a) (b)	55,000	245,827
Namchow Holdings Co. Ltd.	2,344,000	4,241,259
Nan Ya Plastics Corp. (a)	8,768,128	13,324,560
Nan Ya Printed Circuit Board Corp. (a) (b)	95,000	544,673
Nantex Industry Co. Ltd.	64,000	72,796
Nanya Technology Corp. (a) (b)	1,983,982	4,262,551
National Petroleum Co. Ltd.	2,147,241	4,414,746
New Era Electronics Co. Ltd. (a)	70,000	251,376
Newmax Technology Co. Ltd. (a)	75,654	70,427
Nexcom International Co. Ltd. (b)	2,007,638	3,589,322
Novatek Microelectronics Corp. (b)	562,904	10,514,921
Nuvoton Technology Corp. (b)	113,000	445,849
OBI Pharma, Inc. (a)	55,271	103,586
Oneness Biotech Co. Ltd. (a) (b)	155,872	787,972
Optimax Technology Corp. (b)	225,000	220,898
Orient Semiconductor Electronics Ltd. (b)	348,000	631,820
Pacific Hospital Supply Co. Ltd.	74,782	211,842
Pan Jit International, Inc. (b)	136,900	238,003
Pegatron Corp. (b)	2,346,686	7,559,104
PharmaEssentia Corp. (a)	228,518	3,944,641
Pharmally International Holding Co. Ltd. (a) (e)	23,076	—
Pharmosa Biopharm, Inc. (a)	33,670	73,792
Phihong Technology Co. Ltd. (a) (b)	93,402	140,212
Phison Electronics Corp.	25,000	475,471
Security Description	Shares	Value
Pihsiang Machinery Manufacturing Co. Ltd. (a) (e)	51,000	$—
Polaris Group (a)	262,569	599,737
Pou Chen Corp.	8,776,674	9,468,847
Powerchip Semiconductor Manufacturing Corp. (a)	2,284,519	1,887,247
Powertech Technology, Inc.	2,358,285	13,666,371
Poya International Co. Ltd.	16,321	247,520
President Chain Store Corp.	194,000	1,635,529
Princeton Technology Corp. (b)	267,000	209,047
Progate Group Corp. (b)	85,000	655,025
Prolific Technology, Inc.	126,000	140,986
Promate Electronic Co. Ltd. (b)	2,348,000	6,875,761
Promos Technologies, Inc. (a) (e)	257	—
Prosperity Dielectrics Co. Ltd.	52,000	87,998
PSS Co. Ltd.	22,495	115,105
Quanta Computer, Inc. (b)	3,101,975	29,832,659
Quanta Storage, Inc.	48,000	164,234
Quintain Steel Co. Ltd.	144,436	64,779
Radiant Opto-Electronics Corp.	51,000	297,905
RDC Semiconductor Co. Ltd.	43,260	521,390
Realtek Semiconductor Corp.	287,000	4,830,295
Ruby Tech Corp. (b)	103,000	218,119
Ruentex Development Co. Ltd.	417,150	560,632
Sampo Corp.	4,311,479	3,834,168
Sanyang Motor Co. Ltd. (b)	365,000	887,706
Scientech Corp.	51,000	555,723
SciVision Biotech, Inc.	107,000	438,667
SDI Corp.	83,000	356,904
Sea Sonic Electronics Co. Ltd.	39,000	104,348
Senhwa Biosciences, Inc. (a)	54,000	78,400
Sensortek Technology Corp.	13,000	142,256
Sesoda Corp. (b)	1,763,174	1,831,573
Shanghai Commercial & Savings Bank Ltd. (b)	2,786,068	3,954,763
ShenMao Technology, Inc.	116,000	289,987
Shieh Yih Machinery Industry Co. Ltd. (b)	184,000	269,692
Shih Wei Navigation Co. Ltd. (b)	1,959,265	1,277,329
Shihlin Electric & Engineering Corp.	90,000	822,558
Shin Kong Financial Holding Co. Ltd. (a) (b)	12,327,341	3,739,070
Shinfox Energy Co. Ltd. (b)	99,000	482,160
Shiny Brands Group Co. Ltd.	30,000	270,949
Silicon Integrated Systems Corp. (b)	242,000	421,466

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Silicon Motion Technology Corp. ADR	33,047	$2,676,477
Sinbon Electronics Co. Ltd.	131,710	1,185,498
Sincere Navigation Corp. (b)	176,000	166,010
Sino-American Silicon Products, Inc.	191,000	1,280,536
Sinon Corp. (b)	2,713,000	3,679,608
SinoPac Financial Holdings Co. Ltd.	25,848,986	20,238,406
Sinphar Pharmaceutical Co. Ltd.	1,863,471	2,225,837
Sitronix Technology Corp.	46,000	366,537
Softstar Entertainment, Inc. (b)	57,000	131,424
Solar Applied Materials Technology Corp. (b)	2,354,736	4,739,740
Stark Technology, Inc. (b)	2,099,747	7,637,444
SunMax Biotechnology Co. Ltd.	20,000	204,368
Sunonwealth Electric Machine Industry Co. Ltd. (b)	181,000	641,616
Sunplus Innovation Technology, Inc.	79,000	372,578
Sunplus Technology Co. Ltd.	132,000	147,293
Supreme Electronics Co. Ltd. (b)	4,418,520	11,141,129
T3EX Global Holdings Corp.	36,000	108,195
TA Chen Stainless Pipe (b)	2,327,874	2,576,042
Ta Ya Electric Wire & Cable (b)	3,505,636	6,029,761
TA-I Technology Co. Ltd.	60,000	97,838
TaiMed Biologics, Inc. (a)	138,219	380,468
Taimide Tech, Inc.	61,950	80,203
Tainan Enterprises Co. Ltd. (b)	2,055,589	2,844,996
Tainergy Tech Co. Ltd. (a)	245,000	183,137
Taishin Financial Holding Co. Ltd.	24,116,366	14,012,715
TaiSol Electronics Co. Ltd.	50,000	141,794
Taisun Enterprise Co. Ltd. (b)	4,329,284	2,949,222
Taiwan Chinsan Electronic Industrial Co. Ltd.	82,382	90,911
Taiwan Cogeneration Corp. (b)	2,685,728	3,965,488
Taiwan Cooperative Financial Holding Co. Ltd.	5,455,990	4,372,663
Taiwan FU Hsing Industrial Co. Ltd.	2,262,000	3,702,424
Taiwan Glass Industry Corp. (a)	314,000	187,288
Taiwan IC Packaging Corp.	112,000	80,785
Taiwan Land Development Corp. (a) (e)	3,962,750	—
Taiwan Mask Corp.	65,000	152,474
Taiwan Mobile Co. Ltd.	499,000	1,645,824
Taiwan Navigation Co. Ltd.	190,000	222,847
Security Description	Shares	Value
Taiwan Paiho Ltd.	2,185,433	$4,304,646
Taiwan Puritic Corp.	24,077	145,465
Taiwan Sakura Corp.	2,372,726	6,655,613
Taiwan Semiconductor Co. Ltd. (b)	82,000	191,594
Taiwan Semiconductor Manufacturing Co. Ltd.	24,771,912	737,625,171
Taiwan Surface Mounting Technology Corp.	62,000	229,336
Taiwan Taxi Co. Ltd. (a)	45,000	167,147
Taiwan TEA Corp. (a) (b)	4,635,913	3,136,670
Taiwan Union Technology Corp. (b)	260,612	1,305,410
Taiyen Biotech Co. Ltd. (b)	2,338,500	2,447,238
Tanvex BioPharma, Inc. (a)	122,632	172,561
Tatung Co. Ltd. (a) (b)	847,000	1,488,186
TCC Group Holdings (b)	9,995,662	10,537,479
TCI Co. Ltd.	28,724	138,567
Teco Electric & Machinery Co. Ltd. (b)	135,000	222,632
Thunder Tiger Corp. (a)	268,000	591,489
Tong Hsing Electronic Industries Ltd.	14,040	64,917
Transasia Airways Corp. (a) (e)	361,784	—
Tripod Technology Corp.	856,079	5,765,864
TrueLight Corp. (a)	322,100	463,668
Tul Corp. (a)	48,000	111,117
Tung Thih Electronic Co. Ltd.	23,000	74,796
UDE Corp. (b)	86,000	207,302
Ultra Chip, Inc. (b)	77,000	226,195
U-Ming Marine Transport Corp.	259,000	445,485
Uniform Industrial Corp.	173,000	213,307
Unimicron Technology Corp. (b)	1,782,000	9,887,336
Uni-President Enterprises Corp. (b)	4,922,993	12,337,263
United Alloy-Tech Co. (a)	166,000	159,647
United Microelectronics Corp. ADR (a) (b)	3,079,382	26,975,386
United Orthopedic Corp.	68,000	236,857
United Renewable Energy Co. Ltd.	120,544	50,720
Unity Opto Technology Co. Ltd. (a) (e)	12,759	—
UPI Semiconductor Corp.	18,156	161,740
Vactronics Technologies, Inc.	47,619	106,565
Vanguard International Semiconductor Corp. (b)	524,000	2,091,704
Ve Wong Corp.	1,943,340	3,132,922
Via Technologies, Inc.	169,000	606,892
Visco Vision, Inc.	32,000	277,176
VisEra Technologies Co. Ltd. (a)	14,474	155,263
Visual Photonics Epitaxy Co. Ltd.	310,151	1,577,452

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Vizionfocus, Inc.	22,070	$197,287
Voltronic Power Technology Corp.	45,000	2,670,191
Wafer Works Corp. (b)	226,106	263,801
Waffer Technology Corp. (b)	93,000	264,596
Walsin Lihwa Corp. (b)	2,138,327	2,339,923
Walsin Technology Corp.	100,000	363,732
Wan Hai Lines Ltd. (b)	913,450	2,494,696
Ways Technical Corp. Ltd. (a)	102,000	100,140
Wei Chuan Foods Corp.	2,272,000	1,313,133
Wei Mon Industry Co. Ltd. (a) (e)	240,450	—
Weikeng Industrial Co. Ltd. (b)	2,419,199	2,740,489
Weltrend Semiconductor	54,000	103,035
Win Semiconductors Corp.	161,000	866,005
Winbond Electronics Corp. (b)	2,382,998	1,887,800
WinWay Technology Co. Ltd.	21,025	680,494
Wisdom Marine Lines Co. Ltd.	279,000	584,806
Wistron Corp. (b)	3,666,476	11,979,916
Wiwynn Corp. (b)	84,733	6,908,398
XinTec, Inc.	36,000	199,744
Yageo Corp. (b)	192,694	4,336,008
Yang Ming Marine Transport Corp. (b)	2,142,000	4,925,580
Yao Sheng Electronic Co. Ltd. (b)	92,000	412,620
Yieh Phui Enterprise Co. Ltd. (b)	1,812,750	860,514
Yieh United Steel Corp. (a)	387,160	79,123
Young Optics, Inc. (a) (b)	43,000	84,565
Yuanta Financial Holding Co. Ltd.	7,183,977	7,097,282
Yulon Finance Corp.	17,257	79,525
Yulon Motor Co. Ltd. (b)	341,000	702,150
Zeng Hsing Industrial Co. Ltd.	75,579	235,300
Zenitron Corp.	4,710,000	5,154,046
Zhen Ding Technology Holding Ltd.	39,000	155,680
ZillTek Technology Corp. (b)	24,000	299,616
		1,933,199,805
THAILAND — 1.7%
Advanced Info Service PCL	2,274,242	12,952,288
Airports of Thailand PCL	6,238,300	9,817,067
All Energy & Utilities PCL (a)	3,581,700	24,400
Asphere Innovations PCL (a)	508,800	67,937
Asset World Corp. PCL	768,700	72,895
B Grimm Power PCL	430,300	253,273
Bangkok Commercial Asset Management PCL	251,086	51,315
Bangkok Dusit Medical Services PCL Class F	1,877,100	1,368,279
Security Description	Shares	Value
Bangkok Expressway & Metro PCL	38,986,143	$8,127,093
Bangkok Land PCL (a)	25,479,100	374,922
Bank of Ayudhya PCL	925,600	620,472
Banpu PCL	13,813,817	1,852,006
Beauty Community PCL (a)	29,600	379
BEC World PCL	862,600	91,672
Berli Jucker PCL (b)	178,800	103,779
Beyond Securities PCL (a)	2,062,200	76,987
BTS Group Holdings PCL	1,177,500	143,748
Bumrungrad Hospital PCL	236,900	1,594,504
Cal-Comp Electronics Thailand PCL	2,496,679	266,693
Central Pattana PCL	1,883,200	2,835,256
Central Plaza Hotel PCL (b)	1,411,100	1,528,475
Central Retail Corp. PCL (b)	1,865,100	1,562,827
CH Karnchang PCL	233,748	127,392
Charoen Pokphand Foods PCL (a)	646,200	403,242
CP ALL PCL	6,408,186	9,604,203
CPN Retail Growth Leasehold REIT	457,200	125,832
Delta Electronics Thailand PCL	4,905,300	11,127,903
Ditto Thailand PCL	275,560	110,382
Electricity Generating PCL (b)	1,210,073	3,412,836
Energy Absolute PCL (b)	2,637,700	805,021
Forth Corp. PCL	458,800	147,526
Forth Smart Service PCL	672,100	95,236
Global Power Synergy PCL (b)	291,900	316,180
Gulf Energy Development PCL	4,496,320	4,962,217
Hana Microelectronics PCL	226,700	287,255
Indorama Ventures PCL (b)	1,138,100	604,754
IRPC PCL	29,540,158	1,320,141
Jasmine International PCL	9,781,841	804,991
Jasmine Technology Solution PCL (a)	3,700	5,671
Kasikornbank PCL	2,116,200	7,237,090
KCE Electronics PCL	43,900	50,243
Krung Thai Bank PCL	1,644,900	766,477
Land & Houses PCL	2,577,800	414,443
Lotus's Retail Growth Freehold & Leasehold Property Fund REIT	3,068,266	961,511
Minor International PCL	1,222,918	999,729
Muangthai Capital PCL	439,300	520,732
Nex Point Parts PCL (a)	529,800	24,254
Precious Shipping PCL	694,900	185,572
Pruksa Holding PCL	942,500	224,726
PSG Corp. PCL (a)	15,420,300	239,514
PTT Exploration & Production PCL	2,708,551	11,218,741
PTT Global Chemical PCL	950,100	789,646
PTT PCL	13,433,899	11,897,315

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Quality Houses PCL	8,722,183	$434,950
Rabbit Holdings PCL Class F (a)	15,600	187
Ramkhamhaeng Hospital PCL	437,900	357,981
Regional Container Lines PCL	196,000	152,217
Sabuy Technology PCL (a)	682,900	14,701
Sansiri PCL	9,072,733	412,875
SCB X PCL	1,613,862	4,529,676
Siam Cement PCL	941,827	5,774,537
Singer Thailand PCL (a)	230,100	55,491
Sri Trang Agro-Industry PCL	689,700	405,955
Sri Trang Gloves Thailand PCL	1,816,700	499,998
Srisawad Corp. PCL	531,770	499,927
Tata Steel Thailand PCL (a)	3,440,300	70,311
Thai Airways International PCL (a) (e)	1,250,900	56,584
Thai Beverage PCL (b)	10,957,500	3,638,351
Thai Oil PCL	3,174,142	4,584,223
Thaicom PCL	1,414,000	412,284
Tisco Financial Group PCL (b)	2,792,180	7,266,249
TMBThanachart Bank PCL (b)	138,413,249	6,449,667
True Corp. PCL (a) (b)	11,019,965	2,627,555
TTCL PCL	3,700	371
Xspring Capital PCL (a)	5,770,900	158,829
		151,979,961
TURKEY — 1.3%
AG Anadolu Grubu Holding AS	67,593	749,980
Akbank TAS	4,136,289	8,081,178
Akfen Gayrimenkul Yatirim Ortakligi AS REIT (a)	3,189,013	225,678
Akfen Yenilenebilir Enerji AS (a)	424,664	358,296
AKIS Gayrimenkul Yatirimi AS REIT	764,433	436,039
Anadolu Efes Biracilik Ve Malt Sanayii AS	597,518	4,503,689
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	60,976	173,441
Aselsan Elektronik Sanayi Ve Ticaret AS	871,616	1,558,000
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (a)	176,043	511,480
Aydem Yenilenebilir Enerji AS Class A (a)	224,674	236,712
Bera Holding AS	1,094,412	639,619
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (a)	96,592	101,355
BIM Birlesik Magazalar AS	463,769	7,709,796
Security Description	Shares	Value
Biotrend Cevre VE Enerji Yatirimlari AS (a)	384,270	$261,154
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS (a)	167,371	92,407
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a)	37,469	515,458
Borusan Yatirim ve Pazarlama AS	4,622	324,549
Can2 Termik AS (a)	1,682,394	103,150
Cimsa Cimento Sanayi VE Ticaret AS	111,009	105,444
Coca-Cola Icecek AS	16,492	415,526
CW Enerji Muhendislik Ticaret VE Sanayi AS (a)	32,891	208,682
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a)	532,268	1,176,312
Dogan Sirketler Grubu Holding AS (a)	5,120,610	2,631,881
EGE Endustri VE Ticaret AS	657	252,712
Enka Insaat ve Sanayi AS	609,175	764,825
Eregli Demir ve Celik Fabrikalari TAS	2,674,024	4,343,398
Esenboga Elektrik Uretim AS (a)	436,787	293,114
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	84,940	265,053
Ford Otomotiv Sanayi AS	155,760	5,340,316
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (a)	110,441	171,809
Global Yatirim Holding AS	261,863	116,060
Gubre Fabrikalari TAS (a)	60,922	260,535
Haci Omer Sabanci Holding AS	1,957,670	5,762,507
Hektas Ticaret TAS (a)	581,478	226,678
Investco Holding AS (a)	9,472	96,862
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	585,863	301,121
Is Yatirim Menkul Degerler AS	468,029	558,491
Isbir Holding AS (a)	42,228	162,943
Izmir Demir Celik Sanayi AS (a)	773,814	150,356
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	105,665	89,280
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	257,230	247,159
Kiler Holding AS (a)	116,326	114,185
Kimteks Poliuretan Sanayi VE Ticaret AS	72,896	127,076
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (a)	140,337	106,333
KOC Holding AS	1,699,039	11,754,146

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Kontrolmatik Enerji Ve Muhendislik AS	77,945	$392,061
Koza Altin Isletmeleri AS	501,766	326,312
Koza Polyester Sanayi VE Ticaret AS (a)	105,716	130,664
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (a)	73,007	104,666
Logo Yazilim Sanayi Ve Ticaret AS	77,050	240,432
Margun Enerji Uretim Sanayi VE Ticaret AS (a)	376,834	314,953
MIA Teknoloji AS (a)	305,451	607,483
Migros Ticaret AS	30,631	495,201
MLP Saglik Hizmetleri AS (a) (c)	128,358	1,370,363
Nuh Cimento Sanayi AS	34,595	260,648
ODAS Elektrik Uretim ve Sanayi Ticaret AS (a)	1,057,447	281,913
Otokar Otomotiv Ve Savunma Sanayi AS	22,647	455,240
Oyak Cimento Fabrikalari AS (a)	266,739	508,931
Oyak Yatirim Menkul Degerler AS (a)	205,790	258,874
Ozak Gayrimenkul Yatirim Ortakligi REIT (a)	1,034,278	339,149
Parsan Makina Parcalari Sanayii AS (a)	57,881	202,685
Pasifik Gayrimenkul Yatirim Ortakligi REIT	2,351,921	387,401
Pegasus Hava Tasimaciligi AS (a)	96,151	668,410
Peker Gayrimenkul Yatirim Ortakligi AS REIT (a)	775,838	184,591
Penta Teknoloji Urunleri Dagitim Ticaret AS (a)	127,625	62,794
Politeknik Metal Sanayi ve Ticaret AS	901	230,997
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (a)	729,184	1,232,229
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	225,785	400,488
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS (a)	117,261	42,135
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	308,635	336,092
Sasa Polyester Sanayi AS (a)	804,653	1,077,010
SDT Uzay VE Savunma Teknolojileri AS	19,369	146,109
Selcuk Ecza Deposu Ticaret ve Sanayi AS	160,263	218,517
Servet Gayrimenkul Yatirim Ortakligi AS REIT (a)	34,796	317,355
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (a)	6,478	1,045
Security Description	Shares	Value
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (a)	166,835	$268,190
Sok Marketler Ticaret AS	90,305	173,677
Tofas Turk Otomobil Fabrikasi AS	45,705	474,010
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (a)	357,663	585,313
Tukas Gida Sanayi ve Ticaret AS (a)	223,990	49,193
Turk Hava Yollari AO (a)	963,881	9,077,684
Turk Telekomunikasyon AS (a)	629	927
Turk Traktor ve Ziraat Makineleri AS	14,537	413,715
Turkcell Iletisim Hizmetleri AS	1,687,285	5,177,631
Turkiye Garanti Bankasi AS	867,209	2,973,273
Turkiye Halk Bankasi AS (a)	373,994	208,196
Turkiye Is Bankasi AS Class C	11,382,525	5,503,165
Turkiye Petrol Rafinerileri AS	1,278,425	6,453,836
Turkiye Sigorta AS	278,714	665,254
Turkiye Sinai Kalkinma Bankasi AS (a)	824,513	294,761
Turkiye Sise ve Cam Fabrikalari AS	98,603	150,987
Turkiye Vakiflar Bankasi TAO Class D (a)	638,153	429,024
Ulker Biskuvi Sanayi AS (a)	731,200	3,793,894
Yapi ve Kredi Bankasi AS	4,545,923	4,686,876
Yeni Gimat Gayrimenkul Ortakligi AS REIT (a)	132,360	208,532
YEO Teknoloji Enerji VE Endustri AS (a)	47,300	270,669
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	1,803,079	428,447
Zorlu Enerji Elektrik Uretim AS (a)	607,561	102,485
		116,609,272
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	4,239,414	9,256,766
Abu Dhabi Islamic Bank PJSC	1,044,520	3,293,096
Abu Dhabi National Energy Co. PJSC	790,435	677,885
Abu Dhabi National Oil Co. for Distribution PJSC	2,849,170	2,629,645
Abu Dhabi Ports Co. PJSC (a)	657,725	913,258
ADNOC Drilling Co. PJSC	1,703,709	1,901,772
Adnoc Gas PLC	1,506,123	1,185,052
Agthia Group PJSC	97,760	159,695
Air Arabia PJSC	7,637,429	4,782,490
Ajman Bank PJSC (a)	3,860,466	1,797,277

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
AL Seer Marine Supplies & Equipment Co. LLC (a)	510,796	$572,959
Al Waha Capital PJSC	1,464,781	602,183
Aldar Properties PJSC	6,407,192	10,919,962
Amanat Holdings PJSC	722,514	216,380
Americana Restaurants International PLC	1,269,904	1,102,911
Amlak Finance PJSC (a)	733,692	153,410
Apex Investment Co. PSC (a)	708,589	285,519
Arabtec Holding PJSC (a) (e)	504,845	—
Bank of Sharjah (a)	1,364,358	196,500
Bayanat AI PLC (a)	518,589	321,912
Burjeel Holdings PLC	495,334	356,026
Dana Gas PJSC (a)	3,641,067	629,479
Depa PLC (a)	1,833,509	134,780
Deyaar Development PJSC	3,672,967	714,994
Dubai Electricity & Water Authority PJSC	3,586,562	2,148,227
Dubai Financial Market PJSC	3,109,363	1,075,113
Dubai Investments PJSC	2,637,641	1,515,225
Dubai Islamic Bank PJSC	347,572	543,170
Emaar Properties PJSC	6,154,071	13,739,010
Emirates NBD Bank PJSC	2,210,499	9,930,094
Emirates Telecommunications Group Co. PJSC	3,576,362	15,676,403
EMSTEEL Building Materials PJSC (a)	443,938	155,916
Eshraq Investments PJSC (a)	4,627,218	396,835
Fertiglobe PLC	1,222,138	801,893
First Abu Dhabi Bank PJSC	5,031,415	17,068,182
Ghitha Holding PJSC (a)	59,699	507,108
Gulf General Investment Co. (a) (e)	638,957	—
Gulf Navigation Holding PJSC (a)	468,162	848,886
Invest bank PSC (a) (e)	76,929	4,713
Invictus Investment Co. PLC	528,780	306,643
Multiply Group PJSC (a)	3,701,171	2,065,723
National Central Cooling Co. PJSC	3,631,289	2,965,932
National Marine Dredging Co.	243,236	1,595,967
Network International Holdings PLC (a) (c)	306,708	1,515,944
Orascom Construction PLC	32,313	183,127
Q Holding PJSC (a)	2,306,702	1,764,724
RAK Properties PJSC	6,174,409	1,781,888
Ras Al Khaimah Ceramics	341,954	226,231
Shuaa Capital PSC (a)	7,695,017	274,448
Union Properties PJSC (a)	2,620,029	258,222
Yalla Group Ltd. ADR (a)	77,285	351,647
		120,505,222
Security Description	Shares	Value
UNITED KINGDOM — 0.0% (f)
Anglogold Ashanti PLC	66,762	$1,681,006
UNITED STATES — 0.1%
Belite Bio, Inc. ADR (a) (b)	9,304	425,007
CBAK Energy Technology, Inc. (a) (b)	194,108	265,928
HUUUGE, Inc. (a) (c)	66,597	391,791
Ideanomics, Inc. (a)	111	100
IntelliEPI, Inc.	256,000	487,672
JBS SA (a)	900,052	5,229,083
JS Global Lifestyle Co. Ltd. (c)	1,036,500	204,448
Legend Biotech Corp. ADR (a) (b)	69,356	3,071,777
Newegg Commerce, Inc. (a) (b)	154,453	140,212
Parade Technologies Ltd.	50,000	1,291,556
Seanergy Maritime Holdings Corp.	14,607	144,171
Titan Cement International SA	56,496	1,771,076
		13,422,821
TOTAL COMMON STOCKS (Cost $8,172,613,972)		8,957,540,573

PREFERRED STOCKS — 0.0% (f)
PHILIPPINES — 0.0% (f)
Cebu Air, Inc. 6.00%, 3/29/2027 (a) (Cost $795,188)	1,044,619	589,068
RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Localiza Rent a Car SA (expiring 08/06/24) (a)	7,350	11,909
CHINA — 0.0% (f)
MMG Ltd. (expiring 07/05/24) (a)	676,799	29,907
INDIA — 0.0% (f)
Sobha Ltd. (expiring 07/04/24) (a)	1,471	5,192
KUWAIT — 0.0% (f)
Arabi Group Holding KSC (expiring 07/21/24) (a)	127,614	38,690
TOTAL RIGHTS (Cost $64,167)		85,698
WARRANTS — 0.0% (f)
BRAZIL — 0.0% (f)
Infracommerce CXAAS SA (expiring 12/18/24) (a)	46,955	507
GREECE — 0.0% (f)
Diana Shipping, Inc. (expiring 12/14/26) (a)	13,092	7,462

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MALAYSIA — 0.0% (f)
Comfort Gloves Bhd. (expiring 06/26/26) (a)	75,600	$801
Frontken Corp. Bhd. (expiring 05/03/26) (a)	348,950	37,354
GDEX Bhd. (expiring 01/04/28) (a)	160,612	1,192
Hong Seng Consolidated Bhd. (expiring 10/03/24) (a)	508,266	539
Malaysian Resources Corp. Bhd. (expiring 10/29/27) (a)	179,301	4,371
SKP Resources Bhd. (expiring 04/25/26) (a)	108,980	1,155
		45,412
THAILAND — 0.0% (f)
Srisawad Corp. PCL (expiring 08/29/25) (a)	9,740	64
VGI PCL (expiring 05/23/27) (a)	70,080	153
		217
TOTAL WARRANTS (Cost $7,873)		53,598
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (g) (h)	15,678,944	15,678,944
State Street Navigator Securities Lending Portfolio II (i) (j)	209,581,462	209,581,462
TOTAL SHORT-TERM INVESTMENTS (Cost $225,260,406)		225,260,406
TOTAL INVESTMENTS — 102.4% (Cost $8,398,741,606)		9,183,529,343
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(218,389,951)
NET ASSETS — 100.0%		$8,965,139,392

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.2% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $172,992, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	1,475	09/20/2024	$79,883,117	$80,254,750	$371,633
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,808,834,552	$148,533,029	$172,992	$8,957,540,573
Preferred Stocks	589,068	—	—	589,068
Rights	47,008	38,690	—	85,698
Warrants	53,598	—	—	53,598
Short-Term Investments	225,260,406	—	—	225,260,406
TOTAL INVESTMENTS	$9,034,784,632	$148,571,719	$172,992	$9,183,529,343
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$371,633	$—	$—	$371,633
TOTAL OTHER FINANCIAL INSTRUMENTS:	$371,633	$—	$—	$371,633

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	65,836,738	$65,836,738	$394,531,670	$444,689,464	$—	$—	15,678,944	$15,678,944	$2,562,557
State Street Navigator Securities Lending Portfolio II	157,993,212	157,993,212	1,001,964,958	950,376,708	—	—	209,581,462	209,581,462	866,882
Total		$223,829,950	$1,396,496,628	$1,395,066,172	$—	$—		$225,260,406	$3,429,439
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BRAZIL — 1.4%
Alupar Investimento SA	517,192	$2,771,977
Cia De Sanena Do Parana	744,462	3,693,862
		6,465,839
CHINA — 26.6%
Agricultural Bank of China Ltd. Class H	14,534,000	6,217,634
AsiaInfo Technologies Ltd. (a) (b)	276,000	248,165
Bank of China Ltd. Class H	15,297,000	7,543,286
Bank of Communications Co. Ltd. Class H	9,394,000	7,375,723
Beijing Enterprises Holdings Ltd. (b)	748,500	2,511,809
CGN Power Co. Ltd. Class H (a)	16,976,000	7,479,755
China CITIC Bank Corp. Ltd. Class H (c)	13,777,000	8,840,686
China Construction Bank Corp. Class H	10,843,000	8,013,437
China Resources Land Ltd.	3,495,000	11,885,167
Chongqing Rural Commercial Bank Co. Ltd. Class H (b)	4,660,000	2,286,011
CITIC Ltd.	9,072,000	8,250,019
CITIC Securities Co. Ltd. Class H	1,163,950	1,714,454
CITIC Telecom International Holdings Ltd. (b)	2,076,000	696,662
Genertec Universal Medical Group Co. Ltd. (a)	1,855,000	1,009,779
Guangdong Investment Ltd.	5,396,000	3,158,506
Industrial & Commercial Bank of China Ltd. Class H	12,600,000	7,488,280
Jiangsu Expressway Co. Ltd. Class H (c)	2,194,000	2,340,859
Kunlun Energy Co. Ltd.	6,126,000	6,355,586
PetroChina Co. Ltd. Class H	17,932,000	18,144,683
Shenzhen Expressway Corp. Ltd. Class H	612,000	570,659
Sinopec Engineering Group Co. Ltd. Class H	2,094,500	1,448,664
Yuexiu Property Co. Ltd.	7,780,540	5,082,454
Zhejiang Expressway Co. Ltd. Class H	4,270,920	2,882,874
		121,545,152
CZECH REPUBLIC — 1.1%
CEZ AS (b)	132,731	4,998,257
HONG KONG — 1.8%
WH Group Ltd. (a)	12,284,500	8,087,498
INDIA — 12.0%
Hero MotoCorp Ltd.	224,854	15,045,365
NTPC Ltd.	3,262,113	14,801,025
Oracle Financial Services Software Ltd.	33,953	4,023,769
Power Grid Corp. of India Ltd.	4,273,515	16,960,813
Security Description	Shares	Value
RITES Ltd.	512,386	$4,249,017
		55,079,989
INDONESIA — 0.7%
AKR Corporindo Tbk. PT	13,398,000	1,325,482
Indofood Sukses Makmur Tbk. PT	5,104,200	1,893,619
		3,219,101
KUWAIT — 0.7%
Mobile Telecommunications Co. KSCP	2,190,335	3,177,503
MALAYSIA — 6.3%
Malayan Banking Bhd.	6,354,400	13,415,967
Maxis Bhd.	1,070,700	801,181
MISC Bhd.	932,600	1,684,314
Petronas Gas Bhd.	706,100	2,667,240
Sime Darby Bhd.	6,588,200	3,658,947
Tenaga Nasional Bhd.	2,258,500	6,597,166
		28,824,815
MEXICO — 2.7%
Bolsa Mexicana de Valores SAB de CV	901,499	1,527,354
FIBRA Macquarie Mexico REIT (a)	656,480	1,114,029
Megacable Holdings SAB de CV	764,281	1,921,831
Orbia Advance Corp. SAB de CV	1,384,694	1,933,294
Prologis Property Mexico SA de CV REIT	1,138,688	3,722,664
Promotora y Operadora de Infraestructura SAB de CV	224,210	2,075,403
		12,294,575
PHILIPPINES — 0.2%
PLDT, Inc.	43,005	1,054,414
POLAND — 0.3%
Asseco Poland SA	70,295	1,399,762
QATAR — 5.2%
Ooredoo QPSC	869,755	2,436,556
Qatar Electricity & Water Co. QSC	340,311	1,462,749
Qatar International Islamic Bank QSC	530,276	1,456,402
Qatar Islamic Bank QPSC	983,009	5,021,688
Qatar National Bank QPSC	2,730,910	10,958,142
United Development Co. QSC	4,208,915	1,290,071
Vodafone Qatar QSC	2,525,648	1,177,156
		23,802,764
RUSSIA — 0.0%
Federal Grid Co.-Rosseti PJSC (c) (d)	767,865,898	—
Inter RAO UES PJSC (d)	110,161,174	—
Unipro PJSC (c) (d)	23,862,428	—
		—

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
SAUDI ARABIA — 2.5%
Arabian Cement Co.	68,920	$525,406
Saudi Telecom Co.	1,085,588	10,851,250
		11,376,656
SOUTH AFRICA — 3.7%
AVI Ltd.	605,761	3,137,948
Sanlam Ltd.	3,155,471	13,983,610
		17,121,558
TAIWAN — 26.1%
Asia Cement Corp.	3,683,000	4,978,178
Cheng Shin Rubber Industry Co. Ltd.	2,888,000	4,402,127
Chicony Electronics Co. Ltd.	985,000	5,191,961
Chunghwa Telecom Co. Ltd. (c)	1,282,000	4,959,419
Compeq Manufacturing Co. Ltd.	2,329,000	5,843,768
CTBC Financial Holding Co. Ltd.	2,671,000	3,116,297
CTCI Corp.	1,433,000	2,341,106
Eternal Materials Co. Ltd.	871,150	829,756
Far Eastern New Century Corp.	5,208,000	5,658,863
Fubon Financial Holding Co. Ltd.	760,100	1,857,988
Getac Holdings Corp.	1,231,000	4,325,756
Hon Hai Precision Industry Co. Ltd.	2,050,000	13,522,803
Huaku Development Co. Ltd.	249,700	1,050,631
Quanta Computer, Inc.	358,000	3,442,997
Radiant Opto-Electronics Corp.	1,494,000	8,726,878
Sercomm Corp.	1,052,000	3,826,457
Sporton International, Inc.	277,150	1,905,105
Stark Technology, Inc.	178,000	647,442
Systex Corp.	411,000	1,577,285
Taiwan Cooperative Financial Holding Co. Ltd.	365,500	292,927
Taiwan Fertilizer Co. Ltd.	1,245,000	2,467,626
Taiwan Hon Chuan Enterprise Co. Ltd.	512,000	2,706,657
Taiwan Mobile Co. Ltd.	1,417,000	4,673,613
Taiwan Secom Co. Ltd.	542,000	2,196,970
Tripod Technology Corp.	890,000	5,994,328
Uni-President Enterprises Corp.	2,437,000	6,107,242
Wiwynn Corp.	40,000	3,261,255
WPG Holdings Ltd.	1,850,000	5,120,910
Zhen Ding Technology Holding Ltd.	2,087,000	8,330,888
		119,357,233
THAILAND — 6.7%
Advanced Info Service PCL	202,500	1,153,280
Advanced Info Service PCL NVDR	1,798,200	10,241,128
AP Thailand PCL	737,100	159,682
AP Thailand PCL NVDR (b)	6,562,200	1,421,609
BCPG PCL	2,061,400	353,888
BCPG PCL NVDR	130,200	22,352
Electricity Generating PCL	53,800	151,735
Security Description	Shares	Value
Electricity Generating PCL NVDR (b)	808,700	$2,280,822
Mega Lifesciences PCL	119,600	124,660
Mega Lifesciences PCL NVDR	1,072,100	1,117,456
Supalai PCL	479,900	235,389
Supalai PCL NVDR	4,269,700	2,094,274
Thai Union Group PCL	1,184,100	480,771
Thai Union Group PCL NVDR	10,528,900	4,274,967
TMBThanachart Bank PCL	14,440,900	672,905
TMBThanachart Bank PCL NVDR	128,414,300	5,983,744
		30,768,662
UNITED ARAB EMIRATES — 1.5%
Emirates NBD Bank PJSC	1,520,127	6,828,776
TOTAL COMMON STOCKS (Cost $410,274,087)		455,402,554

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (e) (f)	219,375	219,441
State Street Navigator Securities Lending Portfolio II (g) (h)	4,623,065	4,623,065
TOTAL SHORT-TERM INVESTMENTS (Cost $4,864,029)		4,842,506
TOTAL INVESTMENTS — 100.6% (Cost $415,138,116)		460,245,060
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(2,538,235)
NET ASSETS — 100.0%		$457,706,825
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.9% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2024.

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	76	09/20/2024	$4,116,996	$4,135,160	$18,164

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$452,070,244	$3,332,310	$0(a)	$455,402,554
Short-Term Investments	4,842,506	—	—	4,842,506
TOTAL INVESTMENTS	$456,912,750	$3,332,310	$0	$460,245,060
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$18,164	$—	$—	$18,164
TOTAL OTHER FINANCIAL INSTRUMENTS:	$18,164	$—	$—	$18,164
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	571,836	$571,950	$67,477,173	$67,808,375	$215	$(21,522)	219,375	$219,441	$47,559
State Street Navigator Securities Lending Portfolio II	12,732	12,732	19,937,731	15,327,398	—	—	4,623,065	4,623,065	19,319
Total		$584,682	$87,414,904	$83,135,773	$215	$(21,522)		$4,842,506	$66,878
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 6.4%
Abacus Group REIT (a)	309,251	$238,546
Abacus Storage King REIT	363,207	280,166
Actinogen Medical Ltd. (b)	11,237	465
AGL Energy Ltd.	616,142	4,456,442
ALS Ltd.	420,982	3,938,952
Altium Ltd.	99,997	4,543,248
Alumina Ltd. (b)	5,889,176	6,666,582
AMP Ltd.	3,229,595	2,361,789
Ampol Ltd.	233,528	5,043,801
Ansell Ltd.	407,635	7,227,947
ANZ Group Holdings Ltd.	2,543,989	47,979,853
APA Group Stapled Security	1,605,787	8,568,676
ARB Corp. Ltd. (a)	65,774	1,652,979
Archer Materials Ltd. (a) (b)	1,080	242
Argosy Minerals Ltd. (a) (b)	1,569,799	96,452
Aristocrat Leisure Ltd.	656,223	21,807,748
Articore Group Ltd. (b)	1,160	322
ASX Ltd. (a)	177,093	7,096,295
Atlas Arteria Ltd. Stapled Security	821,071	2,802,080
AUB Group Ltd.	84,291	1,783,949
Aurizon Holdings Ltd.	1,909,568	4,654,864
Bank of Queensland Ltd. (a)	581,848	2,257,692
Beach Energy Ltd. (a)	1,360,666	1,353,994
Bendigo & Adelaide Bank Ltd.	527,885	4,050,777
Betmakers Technology Group Ltd. (a) (b)	5,234,084	300,620
BHP Group Ltd.	4,281,630	122,042,906
Bigtincan Holdings Ltd. (b)	220	15
BlueScope Steel Ltd.	734,407	10,020,379
Boss Energy Ltd. (b)	983,335	2,712,255
BrainChip Holdings Ltd. (a) (b)	2,202,870	323,661
Brambles Ltd.	1,963,991	19,058,297
Breville Group Ltd. (a)	78,702	1,426,509
BWP Trust REIT (a)	433,301	1,001,255
Calix Ltd. (a) (b)	182,844	173,400
CAR Group Ltd.	476,143	11,209,223
Cettire Ltd. (a) (b)	813,720	635,828
Chalice Mining Ltd. (a) (b)	537,787	510,009
Challenger Ltd.	576,950	2,701,066
Charter Hall Group REIT	380,963	2,844,485
Charter Hall Long Wale REIT	464,715	1,008,670
Cleanaway Waste Management Ltd.	1,705,698	3,155,447
Clinuvel Pharmaceuticals Ltd. (a)	12,829	131,688
Coast Entertainment Holdings Ltd. (a) (b)	4,908,722	1,508,014
Cochlear Ltd.	47,142	10,457,341
Coles Group Ltd.	1,025,685	11,665,615
Commonwealth Bank of Australia	1,393,684	118,561,737
Computershare Ltd.	468,014	8,232,915
Core Lithium Ltd. (a) (b)	3,073,175	190,875
Security Description	Shares	Value
De Grey Mining Ltd. (b)	1,007,487	$767,049
Deep Yellow Ltd. (b)	1,258,244	1,126,027
Deterra Royalties Ltd.	469,474	1,251,018
Dexus REIT	886,220	3,835,266
Domain Holdings Australia Ltd. (a)	139,952	285,074
Domino's Pizza Enterprises Ltd. (a)	53,590	1,284,506
Downer EDI Ltd.	567,468	1,758,422
Eagers Automotive Ltd.	142,581	1,001,743
Endeavour Group Ltd.	925,396	3,121,030
Evolution Mining Ltd.	1,533,744	3,585,089
Firefinch Ltd. (a) (b) (c)	764,682	30,642
Flight Centre Travel Group Ltd. (a)	45,504	613,267
Fortescue Ltd.	1,486,710	21,257,977
Glencore PLC	9,354,947	53,345,206
Goodman Group REIT	1,460,284	33,889,966
GPT Group REIT	1,529,605	4,086,187
GWA Group Ltd.	1,961,424	3,143,849
Harvey Norman Holdings Ltd. (a)	508,021	1,414,805
HMC Capital Ltd. REIT (a)	191,153	920,440
HUB24 Ltd.	68,612	2,133,039
IDP Education Ltd. (a)	203,627	2,060,284
IGO Ltd. (a)	673,360	2,536,328
Iluka Resources Ltd.	467,440	2,044,778
Imugene Ltd. (b)	8,135,514	309,698
Incitec Pivot Ltd.	1,468,570	2,844,275
Ingenia Communities Group REIT	1,349,077	4,306,690
Insignia Financial Ltd. (a)	606,054	926,885
Insurance Australia Group Ltd.	2,689,818	12,826,262
IRESS Ltd. (a) (b)	160,285	861,723
JB Hi-Fi Ltd.	105,475	4,311,724
Kogan.com Ltd.	129,533	360,741
Lake Resources NL (a) (b)	1,922,497	51,358
Lendlease Corp. Ltd. Stapled Security	489,630	1,769,067
Leo Lithium Ltd. (a) (b)	526,635	177,615
Liontown Resources Ltd. (a) (b)	2,066,600	1,249,062
Lottery Corp. Ltd.	2,915,388	9,871,504
Lynas Rare Earths Ltd. (a) (b)	741,868	2,938,058
Macquarie Group Ltd.	312,300	42,692,108
Magellan Financial Group Ltd.	120,568	677,990
Magnis Energy Technologies Ltd. (a) (b)	1,292,589	36,257
Medibank Pvt Ltd.	2,388,372	5,949,628
Megaport Ltd. (a) (b)	185,375	1,389,066
Mesoblast Ltd. (a) (b)	617,725	408,422
Metals X Ltd. (b)	724,655	203,264
Metcash Ltd.	1,219,369	2,882,819
Mineral Resources Ltd.	140,862	5,072,508
Mirvac Group REIT (a)	3,573,656	4,463,066
National Australia Bank Ltd.	2,551,101	61,726,973
National Storage REIT	1,069,553	1,642,892

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Neometals Ltd. (a) (b)	698,852	$40,139
Neuren Pharmaceuticals Ltd. (b)	90,258	1,282,130
NEXTDC Ltd. (b)	518,712	6,107,417
nib holdings Ltd.	379,542	1,863,057
Nine Entertainment Co. Holdings Ltd. (a)	416,540	389,461
Northern Star Resources Ltd.	1,013,736	8,801,308
Orica Ltd.	336,415	4,014,939
Origin Energy Ltd.	1,952,564	14,161,658
Orora Ltd. (a)	1,813,337	2,385,743
Paladin Energy Ltd. (a) (b)	118,234	985,453
Paradigm Biopharmaceuticals Ltd. (a) (b)	169,911	28,936
Peninsula Energy Ltd. (b)	1,344,454	94,279
Perpetual Ltd. (a)	299,509	4,262,578
Perseus Mining Ltd.	1,160,595	1,821,493
Pilbara Minerals Ltd. (a)	2,879,554	5,903,949
PointsBet Holdings Ltd. (a)	701,381	220,156
PolyNovo Ltd. (a) (b)	1,257,726	2,057,932
Praemium Ltd. (a) (b)	729,562	246,055
Premier Investments Ltd.	83,422	1,735,472
Pro Medicus Ltd. (a)	46,062	4,407,037
Qantas Airways Ltd. (b)	878,276	3,431,357
QBE Insurance Group Ltd.	1,176,374	13,662,306
Qube Holdings Ltd.	1,618,616	3,945,624
Ramsay Health Care Ltd.	114,369	3,625,059
REA Group Ltd. (a)	48,556	6,377,316
Red 5 Ltd. (b)	730,831	175,711
Reece Ltd. (a)	233,336	3,922,328
Region RE Ltd. REIT	1,001,234	1,404,216
Renascor Resources Ltd. (a) (b)	4,488,555	263,796
Rio Tinto Ltd. (a)	337,988	26,861,313
Rio Tinto PLC	950,440	62,487,450
Sandfire Resources Ltd. (a) (b)	386,130	2,251,266
Santos Ltd.	2,886,470	14,766,406
Sayona Mining Ltd. (a) (b)	13,218,556	317,809
Scentre Group REIT	4,721,206	9,837,541
SEEK Ltd.	306,715	4,375,375
Seven Group Holdings Ltd.	131,899	3,319,184
Silver Mines Ltd. (a) (b)	6,455,300	668,232
Sonic Healthcare Ltd.	531,117	9,328,782
South32 Ltd. (a) (d)	1,527,577	3,722,986
South32 Ltd. (d)	2,948,281	7,206,576
Steadfast Group Ltd.	824,096	3,401,303
Stockland REIT	2,287,600	6,370,817
Suncorp Group Ltd.	1,083,541	12,598,624
Tabcorp Holdings Ltd.	3,121,155	1,459,125
Technology One Ltd.	235,755	2,928,551
Telix Pharmaceuticals Ltd. (a) (b)	497,959	6,202,281
Telstra Group Ltd.	3,761,212	9,093,171
Temple & Webster Group Ltd. (b)	238,705	1,496,946
TPG Telecom Ltd. (a)	203,527	622,539
Security Description	Shares	Value
Transurban Group Stapled Security	2,423,365	$20,068,712
Treasury Wine Estates Ltd.	1,201,063	9,978,498
Ventia Services Group Pty. Ltd.	722,665	1,848,480
Vicinity Ltd. REIT	2,833,014	3,500,253
Viva Energy Group Ltd. (e)	910,405	1,915,244
Washington H Soul Pattinson & Co. Ltd.	202,164	4,431,200
Webjet Ltd. (a) (b)	326,545	1,958,386
Wesfarmers Ltd.	955,948	41,612,865
West African Resources Ltd. (b)	970,568	1,043,592
Westpac Banking Corp.	2,967,730	53,969,826
Whitehaven Coal Ltd.	929,836	4,750,582
WiseTech Global Ltd. (a)	126,437	8,469,429
Woodside Energy Group Ltd.	1,640,596	30,908,913
Woolworths Group Ltd.	1,042,990	23,536,795
Worley Ltd.	726,053	7,263,721
Zip Co. Ltd. (b)	131,855	128,567
		1,286,495,963
AUSTRIA — 0.3%
ams-OSRAM AG (b)	106,219	147,106
ANDRITZ AG	30,221	1,873,725
BAWAG Group AG (e)	68,623	4,346,612
Erste Group Bank AG	305,970	14,507,335
Eurotelesites AG (b)	28,659	112,418
Immofinanz AG (b)	336	9,327
Kontron AG	39,511	813,889
Lenzing AG (b)	16,210	568,968
Mayr Melnhof Karton AG	7,013	844,819
Mondi PLC	568,622	10,914,899
Oesterreichische Post AG	26,578	853,125
OMV AG	229,768	10,012,686
Raiffeisen Bank International AG	114,376	1,988,289
Telekom Austria AG (b)	114,638	1,145,086
UNIQA Insurance Group AG	94,641	807,395
Verbund AG	69,308	5,470,787
Vienna Insurance Group AG Wiener Versicherung Gruppe	29,021	948,650
voestalpine AG	270,669	7,316,061
		62,681,177
BELGIUM — 0.7%
Ackermans & van Haaren NV (a)	18,938	3,277,935
Aedifica SA REIT	122,694	7,449,325
Ageas SA	222,424	10,174,188
Anheuser-Busch InBev SA	747,508	43,357,808
Barco NV (a)	63,101	700,632
Bekaert SA	84,389	3,534,550
Colruyt Group NV	52,813	2,523,333
D'ieteren Group (a)	18,202	3,864,535
Elia Group SA	28,177	2,640,878

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Fagron	52,729	$1,029,655
Galapagos NV (a) (b)	35,920	898,527
Gimv NV	17,654	833,456
Groupe Bruxelles Lambert NV (d)	96,055	6,861,417
KBC Ancora (a)	30,326	1,413,833
KBC Group NV	293,124	20,702,866
Materialise NV ADR (b)	7,641	38,281
Melexis NV (a)	15,552	1,340,096
Proximus SADP	123,551	986,498
Shurgard Self Storage Ltd. REIT	20,931	808,703
Solvay SA (a)	63,956	2,253,070
Syensqo SA	63,956	5,728,295
Tessenderlo Group SA (a)	22,140	561,180
UCB SA (a)	134,589	20,006,896
Umicore SA (a)	170,380	2,561,946
VGP NV	7,156	797,622
Warehouses De Pauw CVA REIT	135,731	3,680,385
		148,025,910
BRAZIL — 0.1%
Wheaton Precious Metals Corp. (a)	361,826	18,967,208
Yara International ASA	216,184	6,245,428
		25,212,636
BURKINA FASO — 0.0% (f)
Endeavour Mining PLC (a)	155,515	3,314,447
IAMGOLD Corp. (b)	728,784	2,737,567
		6,052,014
CAMEROON — 0.0% (f)
Golar LNG Ltd.	158,748	4,976,750
CANADA — 9.3%
AbCellera Biologics, Inc. (a) (b)	154,614	457,657
AGF Management Ltd. Class B	9,656	59,629
Agnico Eagle Mines Ltd.	454,359	29,711,728
Aimia, Inc. (a) (b)	201,800	398,188
Air Canada (a) (b)	227,643	2,977,900
Alamos Gold, Inc. Class A	344,529	5,403,290
Algonquin Power & Utilities Corp. (a)	261,311	1,535,382
Alimentation Couche-Tard, Inc. (a)	727,537	40,817,785
AltaGas Ltd. (a)	125,609	2,837,413
ARC Resources Ltd. (a)	489,332	8,729,195
Aritzia, Inc. (a) (b)	142,150	4,022,398
Atco Ltd. Class I (a)	63,956	1,821,438
Athabasca Oil Corp. (b)	294,099	1,113,336
AtkinsRealis Group, Inc. (a)	171,363	7,416,317
Aurinia Pharmaceuticals, Inc. (a) (b)	90,312	515,682
Aurora Cannabis, Inc. (b)	7,164	33,088
Aya Gold & Silver, Inc. (b)	123,817	1,228,805
Security Description	Shares	Value
B2Gold Corp.	1,016,694	$2,726,837
Badger Infrastructure Solution	56,319	1,695,312
Ballard Power Systems, Inc. (a) (b)	190,057	429,186
Bank of Montreal (a)	626,203	52,550,072
Bank of Nova Scotia (a)	1,107,466	50,648,754
Barrick Gold Corp.	1,371,626	22,874,634
Baytex Energy Corp. (a)	1,046,017	3,623,430
BCE, Inc. (a)	228,359	7,394,736
BlackBerry Ltd. (a) (b)	557,931	1,394,471
Bombardier, Inc. Class B (a) (b)	83,006	5,321,823
Boralex, Inc. Class A (a)	62,704	1,535,580
Brookfield Asset Management Ltd. Class A (a)	324,865	12,364,504
Brookfield Corp.	1,290,610	53,667,343
Brookfield Reinsurance Ltd. (b)	9,675	402,668
CAE, Inc. (a) (b)	248,525	4,615,062
Cameco Corp. (a)	478,844	23,554,639
Canadian Apartment Properties REIT	64,034	2,080,105
Canadian Imperial Bank of Commerce (a)	815,725	38,778,756
Canadian National Railway Co.	554,631	65,525,375
Canadian Natural Resources Ltd.	1,810,276	64,467,972
Canadian Pacific Kansas City Ltd. (a)	821,328	64,669,038
Canadian Solar, Inc. (a) (b)	60,944	898,924
Canadian Tire Corp. Ltd. Class A (a)	73,019	7,243,468
Canadian Utilities Ltd. Class A (a)	101,135	2,184,046
Canadian Western Bank	382,886	12,138,411
Canopy Growth Corp. (a) (b)	14,953	96,601
Capstone Copper Corp. (b)	462,868	3,281,192
Cargojet, Inc. (a)	11,348	1,161,048
CCL Industries, Inc. Class B (a)	103,281	5,429,923
Celestica, Inc. (a) (b)	52,409	3,000,490
Cenovus Energy, Inc.	1,079,549	21,214,655
CES Energy Solutions Corp. (a)	270,646	1,522,983
CGI, Inc. (b)	191,899	19,149,931
Choice Properties Real Estate Investment Trust	129,297	1,213,267
CI Financial Corp. (a)	24,086	253,472
Cineplex, Inc. (a) (b)	52,813	317,260
Colliers International Group, Inc. (a)	24,304	2,713,430
Constellation Software, Inc.	16,913	48,722,196
Converge Technology Solutions Corp. (a)	344,269	1,081,855
Crew Energy, Inc. (b)	34,688	108,753

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
CT Real Estate Investment Trust	250,663	$2,414,396
Denison Mines Corp. (a) (b)	150,670	301,703
Descartes Systems Group, Inc. (b)	69,368	6,719,573
Docebo, Inc. (b)	58,056	2,241,458
Dollarama, Inc.	294,360	26,870,689
Dye & Durham Ltd. (a)	24,641	221,856
ECN Capital Corp. (a)	24,674	30,113
Element Fleet Management Corp.	332,463	6,047,432
Emera, Inc. (a)	222,818	7,433,509
Empire Co. Ltd. Class A (a)	139,488	3,564,801
Enbridge, Inc. (a)	1,766,228	62,821,878
Encore Energy Corp. (a) (b)	51,609	203,339
Enghouse Systems Ltd. (a)	33,844	746,208
Equinox Gold Corp. (a) (b)	110,394	576,032
Exchange Income Corp. (a)	123,515	4,081,813
Fairfax Financial Holdings Ltd.	24,029	27,330,035
Finning International, Inc. (a)	119,992	3,517,287
First Capital Real Estate Investment Trust	115,007	1,235,505
First Majestic Silver Corp. (a)	237,016	1,403,025
FirstService Corp.	27,820	4,232,926
Fortis, Inc. (a)	402,196	15,628,137
Franco-Nevada Corp.	152,564	18,084,467
George Weston Ltd.	61,915	8,904,339
Gildan Activewear, Inc. (a)	199,615	7,569,717
Global Atomic Corp. (a) (b)	128,192	192,988
GoGold Resources, Inc. (b)	86,351	84,562
Granite Real Estate Investment Trust	22,508	1,115,078
Great-West Lifeco, Inc. (a)	261,563	7,628,881
H&R Real Estate Investment Trust	115,007	752,229
Hut 8 Corp. (a) (b)	156,349	2,337,779
Hydro One Ltd. (a) (e)	265,549	7,733,495
iA Financial Corp., Inc.	80,645	5,063,187
IGM Financial, Inc. (a)	68,378	1,887,410
Imperial Oil Ltd. (a)	214,130	14,597,176
Innergex Renewable Energy, Inc. (a)	436,089	3,260,270
Intact Financial Corp.	146,602	24,428,488
International Petroleum Corp. (b)	5,169	68,577
Ivanhoe Mines Ltd. Class A (a) (b)	966,493	12,466,548
K92 Mining, Inc. (b)	79,672	457,065
Karora Resources, Inc. (b)	351,962	1,533,009
Keyera Corp. (a)	147,973	4,097,414
Kinaxis, Inc. (b)	10,151	1,170,330
Kinross Gold Corp.	1,020,130	8,491,454
Lightspeed Commerce, Inc. (a) (b)	89,231	1,219,439
Linamar Corp. (a)	41,551	2,019,020
Lithium Americas Argentina Corp. (a) (b)	60,602	193,097
Security Description	Shares	Value
Lithium Americas Corp. (a) (b)	60,602	$161,210
Loblaw Cos. Ltd.	163,785	18,995,637
MAG Silver Corp. (a) (b)	10,696	124,911
Magna International, Inc. (a)	288,647	12,095,603
Manulife Financial Corp.	1,794,053	47,763,621
Maple Leaf Foods, Inc. (a)	63,949	1,071,152
MEG Energy Corp. (a) (b)	495,075	10,590,014
Methanex Corp. (a)	73,027	3,525,000
Metro, Inc. (a)	211,043	11,689,223
MTY Food Group, Inc. (a)	142,613	4,683,764
National Bank of Canada (a)	322,922	25,607,678
New Gold, Inc. (b)	515,872	1,017,908
NexGen Energy Ltd. (a) (b)	356,363	2,484,527
Northland Power, Inc. (a)	155,627	2,675,008
Nutrien Ltd.	476,251	24,241,519
Nuvei Corp. (e)	45,196	1,463,540
Onex Corp. (a)	69,610	4,732,066
Open Text Corp.	188,248	5,651,498
Osisko Gold Royalties Ltd.	127,279	1,983,110
Pan American Silver Corp.	313,818	6,235,767
Parex Resources, Inc. (a)	314,445	5,037,187
Parkland Corp. (a)	144,154	4,040,126
Patriot Battery Metals, Inc. CDI (b)	1,755,365	656,500
Payfare, Inc. (a) (b)	46,629	205,483
Pembina Pipeline Corp. (a)	459,329	17,039,164
Peyto Exploration & Development Corp. (a)	114,372	1,218,653
Pizza Pizza Royalty Corp. (a)	233,367	2,232,451
Power Corp. of Canada (a)	547,646	15,216,502
PrairieSky Royalty Ltd. (a)	177,046	3,364,049
Precision Drilling Corp. (a) (b)	13,020	915,354
Premium Brands Holdings Corp. (a)	24,464	1,684,688
Primaris Real Estate Investment Trust	28,611	277,464
Quebecor, Inc. Class B (a)	142,197	3,000,130
Real Matters, Inc. (a) (b)	91,093	418,069
Restaurant Brands International, Inc. (a)	255,489	17,999,152
RioCan Real Estate Investment Trust	134,848	1,656,590
Rogers Communications, Inc. Class B	310,918	11,497,388
Royal Bank of Canada (a)	1,275,358	135,751,739
Russel Metals, Inc.	50,697	1,380,843
Sandstorm Gold Ltd. (a)	148,474	807,284
Saputo, Inc. (a)	225,952	5,072,712
Secure Energy Services, Inc. (a)	147,868	1,308,643
Shopify, Inc. Class A (b)	1,045,604	69,085,437
SilverCrest Metals, Inc. (a) (b)	121,721	994,512
SmartCentres Real Estate Investment Trust	57,870	929,997
SNDL, Inc. (a) (b)	217,235	412,746
SSR Mining, Inc. (a)	80,447	363,330
Stantec, Inc.	67,471	5,647,279

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Stella-Jones, Inc. (a)	51,073	$3,331,959
Sun Life Financial, Inc.	485,385	23,794,808
Suncor Energy, Inc.	1,317,997	50,230,967
TC Energy Corp. (a)	823,859	31,223,976
Teck Resources Ltd. Class B	454,335	21,767,971
TECSYS, Inc.	11,196	286,292
TELUS Corp.	431,539	6,531,350
TFI International, Inc. (a)	77,170	11,202,579
Thomson Reuters Corp.	178,949	30,158,533
Tilray Brands, Inc. (a) (b) (d)	77,660	128,916
Tilray Brands, Inc. (a) (b) (d)	338,395	561,374
TMC the metals Co., Inc. (a) (b)	211,637	285,710
TMX Group Ltd. (a)	208,256	5,795,585
Torex Gold Resources, Inc. (b)	72,967	1,130,486
Toromont Industries Ltd. (a)	67,411	5,967,402
Toronto-Dominion Bank	1,573,764	86,488,875
Tourmaline Oil Corp. (a)	289,838	13,143,164
TransAlta Corp. (a)	238,832	1,693,039
Veren, Inc. (a)	664,547	5,240,225
Vermilion Energy, Inc. (a)	95,658	1,052,808
Victoria Gold Corp. (b)	6,001	4,649
Well Health Technologies Corp. (b)	38,438	132,308
Wesdome Gold Mines Ltd. (a) (b)	102,464	825,193
West Fraser Timber Co. Ltd.	49,000	3,762,510
Whitecap Resources, Inc. (a)	365,273	2,672,111
WSP Global, Inc. (a)	103,257	16,075,448
Xenon Pharmaceuticals, Inc. (b)	108,238	4,220,200
		1,856,823,833
CHILE — 0.1%
Antofagasta PLC	313,597	8,364,415
Lundin Mining Corp.	679,058	7,558,047
		15,922,462
CHINA — 0.5%
BOC Aviation Ltd. (e)	359,200	2,576,428
BOC Hong Kong Holdings Ltd.	3,204,500	9,871,177
BOE Varitronix Ltd. (a)	361,000	220,094
Budweiser Brewing Co. APAC Ltd. (e)	1,119,500	1,319,184
China Ruyi Holdings Ltd. (a) (b)	3,056,400	822,097
China Tobacco International HK Co. Ltd. (a)	288,000	615,293
China Traditional Chinese Medicine Holdings Co. Ltd. (b)	3,296,000	1,532,454
China Youzan Ltd. (b)	8,168,000	80,556
Chow Tai Fook Jewellery Group Ltd. (a)	1,058,400	1,145,513
ENN Energy Holdings Ltd.	486,200	4,007,348
Fosun International Ltd.	1,741,500	936,842
Gemdale Properties & Investment Corp. Ltd. (a)	7,060,000	222,451
Security Description	Shares	Value
HUTCHMED China Ltd. ADR (a) (b)	51,019	$873,445
Inspur Digital Enterprise Technology Ltd. (a)	746,000	300,984
Kerry Logistics Network Ltd.	752,000	724,318
Nexteer Automotive Group Ltd.	320,000	144,273
Prosus NV	1,409,740	50,252,186
S-Enjoy Service Group Co. Ltd.	282,000	112,693
Shandong Hi-Speed Holdings Group Ltd. (a) (b)	1,742,500	1,363,665
Shangri-La Asia Ltd. (a)	514,000	353,534
Towngas Smart Energy Co. Ltd. (a)	1,997,259	713,727
VSTECS Holdings Ltd.	882,000	500,456
Wharf Holdings Ltd. (a)	1,471,000	4,135,621
Wilmar International Ltd.	2,812,000	6,432,171
Zhongyu Energy Holdings Ltd. (a) (b)	277,000	168,171
		89,424,681
COLOMBIA — 0.0% (f)
Gran Tierra Energy, Inc. (b)	43,078	416,818
DENMARK — 3.1%
Ambu AS Class B (b)	294,834	5,677,870
AP Moller - Maersk AS Class A	2,079	3,531,629
AP Moller - Maersk AS Class B	5,617	9,771,749
Ascendis Pharma AS ADR (b)	29,957	4,085,536
Bavarian Nordic AS (b)	58,293	1,445,973
Better Collective AS (a) (b)	28,537	611,688
Carlsberg AS Class B	89,899	10,795,839
cBrain AS	34,794	1,220,105
Chemometec AS	10,111	442,616
Coloplast AS Class B	75,083	9,027,398
D/S Norden AS	90,807	3,956,870
Danske Bank AS	656,180	19,567,898
Demant AS (b)	78,414	3,396,565
DSV AS	171,196	26,251,923
FLSmidth & Co. AS	158,362	7,879,182
Genmab AS (b)	47,020	11,791,828
GN Store Nord AS (b)	123,683	3,450,155
Green Hydrogen Systems AS (b)	123,368	162,051
H&H International AS Class B (b)	78,880	1,138,161
ISS AS	154,559	2,652,172
Jyske Bank AS	41,393	3,295,640
Netcompany Group AS (b) (e)	17,160	736,887
Novo Nordisk AS Class B	2,697,410	389,830,056
Novonesis (Novozymes) B Class B	317,372	19,434,942
Orsted AS (b) (e)	174,802	9,310,112
Pandora AS	106,684	16,114,065
Ringkjoebing Landbobank AS	22,868	3,832,038
Royal Unibrew AS (b)	35,376	2,806,409

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Svitzer Group AS (b)	15,493	$577,909
Tryg AS	338,874	7,412,351
Vestas Wind Systems AS (b)	910,345	21,096,423
Zealand Pharma AS (b)	83,868	10,757,407
		612,061,447
EGYPT — 0.0% (f)
Centamin PLC	1,967,706	3,007,238
FINLAND — 0.9%
Cargotec OYJ Class B	56,571	4,544,218
Citycon OYJ (a)	134,973	571,397
Elisa OYJ	131,293	6,028,159
Fortum OYJ (a)	387,838	5,673,835
F-Secure OYJ	73,063	151,912
Huhtamaki OYJ	80,304	3,224,027
Kemira OYJ	84,900	2,070,969
Kesko OYJ Class B	258,633	4,543,145
Kone OYJ Class B	331,568	16,378,458
Konecranes OYJ	58,408	3,314,607
Mandatum OYJ	379,951	1,701,334
Metsa Board OYJ Class B (a)	165,649	1,301,327
Metso OYJ	740,533	7,844,601
Neste OYJ	327,179	5,829,627
Nokia OYJ (d)	3,418,492	13,037,527
Nokia OYJ (d)	1,826,192	6,962,818
Nokian Renkaat OYJ (a)	95,649	788,316
Nordea Bank Abp (d)	2,765,557	32,930,137
Nordea Bank Abp (d)	39,088	465,636
Orion OYJ Class B	86,363	3,689,425
Outokumpu OYJ (a)	520,219	1,878,926
QT Group OYJ (a) (b)	26,553	2,206,933
Sampo OYJ Class A	379,951	16,329,228
Stora Enso OYJ Class R (a)	485,442	6,636,078
Terveystalo OYJ (e)	111,201	1,024,946
Tokmanni Group Corp.	99,937	1,403,109
UPM-Kymmene OYJ	445,059	15,559,485
Valmet OYJ (a)	148,620	4,251,278
Wartsila OYJ Abp	387,847	7,482,154
WithSecure OYJ (a) (b)	73,297	80,599
YIT OYJ (a)	107,593	259,684
		178,163,895
FRANCE — 7.0%
AB Science SA (a) (b)	15,639	18,705
Accor SA	304,599	12,503,193
Aeroports de Paris SA	28,102	3,421,443
Air France-KLM (a) (b)	218,421	1,926,116
Air Liquide SA	456,772	78,953,916
Airbus SE	508,477	69,896,630
Alstom SA (a)	445,343	7,493,556
Alten SA (a)	24,289	2,668,254
Arkema SA	35,924	3,124,402
Atos SE (a) (b)	73,604	77,781
AXA SA	1,398,479	45,818,944
BioMerieux	35,731	3,398,656
BNP Paribas SA	888,304	56,674,955
Security Description	Shares	Value
Bollore SE	465,207	$2,732,250
Bouygues SA (a)	226,119	7,263,024
Bureau Veritas SA	198,724	5,507,729
Capgemini SE	134,905	26,849,341
Carmat SA (a) (b)	15,063	37,857
Carrefour SA (a)	597,435	8,451,976
Casino Guichard Perrachon SA (a) (b)	1,195	4,566
Christian Dior SE	2,010	1,446,558
Cie de Saint-Gobain SA	426,371	33,184,677
Cie Generale des Etablissements Michelin SCA	526,755	20,385,898
Covivio SA REIT	70,445	3,350,666
Credit Agricole SA	1,208,926	16,506,798
Danone SA	541,819	33,146,058
Dassault Aviation SA	18,049	3,280,747
Dassault Systemes SE	557,796	21,102,980
Edenred SE	291,773	12,323,816
Eiffage SA	45,073	4,142,809
Elior Group SA (a) (b) (e)	101,902	288,542
Elis SA	166,266	3,603,116
Engie SA	1,402,179	20,039,652
EssilorLuxottica SA	257,443	55,514,029
Eurazeo SE	43,431	3,460,784
Euroapi SA (a) (b)	41,642	113,806
Eutelsat Communications SACA (a) (b)	82,928	333,826
Fnac Darty SA (b) (d)	29,580	933,635
Fnac Darty SA (b) (d)	1,274	40,075
Forvia SE (d)	108,529	1,285,873
Forvia SE (d)	15,739	186,732
Gaztransport Et Technigaz SA	18,691	2,441,912
Gecina SA REIT	35,947	3,311,328
Getlink SE	350,503	5,803,820
Hermes International SCA	30,214	69,297,200
ICADE REIT	39,632	974,391
Imerys SA	33,616	1,209,819
Ipsen SA	30,178	3,703,306
Kering SA	64,015	23,223,844
Klepierre SA REIT (a)	163,656	4,381,452
La Francaise des Jeux SAEM (e)	95,511	3,255,174
Legrand SA	233,788	23,212,101
L'Oreal SA	199,135	87,514,114
LVMH Moet Hennessy Louis Vuitton SE	216,564	165,628,395
McPhy Energy SA (a) (b)	5,443	12,075
Nanobiotix SA (a) (b)	72,896	347,662
Nexans SA	84,260	9,292,456
Opmobility	61,924	602,281
Orange SA	1,577,156	15,811,232
Orpea SA (b)	47	579
Pernod Ricard SA	180,442	24,502,361
Publicis Groupe SA	196,235	20,901,100
Renault SA	207,205	10,623,927
Rexel SA (a)	253,915	6,574,746

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Rubis SCA	89,152	$2,509,109
Safran SA	284,202	60,126,783
Sartorius Stedim Biotech	20,613	3,386,702
SCOR SE	157,910	4,004,221
SEB SA	24,318	2,491,606
Societe BIC SA	22,564	1,330,064
Societe Generale SA	636,416	14,951,175
Sodexo SA	86,360	7,774,735
SOITEC (b)	17,081	1,907,545
SPIE SA	117,966	4,270,809
Technip Energies NV	118,357	2,656,222
Teleperformance SE	50,560	5,328,819
Television Francaise 1 SA (a)	101,289	791,377
Thales SA	86,420	13,846,791
TotalEnergies SE	1,929,796	128,914,633
Ubisoft Entertainment SA (b)	135,941	2,978,002
Unibail-Rodamco-Westfield CDI	625,110	2,467,305
Unibail-Rodamco-Westfield REIT (a) (b)	69,996	5,515,342
Valeo SE	329,363	3,508,064
Vallourec SACA (a) (b)	11,037	173,234
Valneva SE (a) (b)	120,850	412,395
Veolia Environnement SA	687,495	20,572,101
Vinci SA	410,876	43,322,277
Viridien (b)	597,559	305,551
Viridien (b)	5,976	1,080,086
Vivendi SE	946,617	9,897,825
Wendel SE	24,554	2,173,682
Worldline SA (b) (e)	210,890	2,287,337
		1,403,103,438
GERMANY — 6.4%
1&1 AG	35,905	613,390
adidas AG	147,275	35,198,778
ADLER Group SA (a) (b) (e)	51,408	8,904
Affimed NV (a) (b)	47,982	261,502
AIXTRON SE	111,003	2,181,270
Allianz SE	322,582	89,716,264
Aroundtown SA (b)	906,908	1,910,425
Aurubis AG (a)	24,539	1,926,452
BASF SE	757,585	36,687,603
Bayer AG	829,899	23,463,550
Bayerische Motoren Werke AG	272,050	25,768,932
Bayerische Motoren Werke AG Preference Shares	35,922	3,174,277
Bechtle AG	67,632	3,184,975
Beiersdorf AG	88,695	12,980,294
Bilfinger SE	106,519	5,605,344
BioNTech SE ADR (b)	67,795	5,448,006
Brenntag SE	134,766	9,093,661
CANCOM SE	45,494	1,572,940
Carl Zeiss Meditec AG	30,212	2,125,729
Ceconomy AG (b)	140,472	447,136
Cliq Digital AG	4,788	34,689
Commerzbank AG	791,360	12,030,872
Security Description	Shares	Value
CompuGroup Medical SE & Co. KGaA	33,984	$866,852
Continental AG	89,746	5,088,203
Covestro AG (b) (e)	154,967	9,101,510
CTS Eventim AG & Co. KGaA	39,489	3,296,911
CureVac NV (a) (b)	40,274	136,932
Daimler Truck Holding AG	394,982	15,734,884
Deutsche Bank AG	1,751,073	27,978,042
Deutsche Boerse AG	153,163	31,369,546
Deutsche Lufthansa AG	588,445	3,601,104
Deutsche Pfandbriefbank AG (a) (b) (e)	177,120	959,583
Deutsche Post AG	800,451	32,419,427
Deutsche Telekom AG	2,856,245	71,876,552
Deutz AG	101,983	659,081
Dr Ing hc F Porsche AG Preference Shares (e)	44,849	3,341,614
Duerr AG	39,522	838,683
DWS Group GmbH & Co. KGaA (e)	28,355	1,007,108
E.ON SE	1,933,732	25,398,220
Encavis AG (b)	138,241	2,533,534
Evonik Industries AG	103,367	2,110,428
Evotec SE (b)	101,088	972,362
Fielmann Group AG	22,440	1,031,749
Fraport AG Frankfurt Airport Services Worldwide (b)	45,004	2,324,833
Freenet AG	112,299	2,984,841
Fresenius Medical Care AG	186,231	7,137,452
Fresenius SE & Co. KGaA (b)	350,096	10,461,010
FUCHS SE	46,606	1,663,335
FUCHS SE Preference Shares (a)	58,446	2,673,455
GEA Group AG	152,451	6,355,849
Gerresheimer AG	35,837	3,852,355
Grand City Properties SA (b)	103,043	1,192,713
Grenke AG	22,442	496,678
Hamborner REIT AG	435,881	3,045,855
Hannover Rueck SE	50,761	12,877,220
Hapag-Lloyd AG (a) (e)	18,880	3,506,665
Heidelberg Materials AG	123,513	12,816,559
HelloFresh SE (a) (b)	186,970	905,741
Henkel AG & Co. KGaA	95,750	7,537,447
Henkel AG & Co. KGaA Preference Shares	170,790	15,232,944
Hensoldt AG	5,924	218,026
HOCHTIEF AG	13,340	1,518,358
HUGO BOSS AG (a)	56,301	2,520,428
Hypoport SE (b)	3,761	1,206,031
Immatics NV (b)	74,073	860,728
Infineon Technologies AG	1,130,828	41,576,475
Jenoptik AG	43,263	1,252,840
Jumia Technologies AG ADR (b)	172,429	1,210,452
Jungheinrich AG Preference Shares	39,489	1,301,836
K&S AG	182,440	2,458,792

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
KION Group AG	72,298	$3,028,905
Knorr-Bremse AG	55,194	4,217,694
Krones AG	13,267	1,666,457
Lanxess AG	78,786	1,940,407
LEG Immobilien SE	56,322	4,603,292
Lilium NV (a) (b)	221,339	175,898
Mercedes-Benz Group AG	666,751	46,141,122
Merck KGaA	122,241	20,274,084
METRO AG	140,472	637,583
MTU Aero Engines AG	44,960	11,506,793
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	108,772	54,441,199
Nemetschek SE	44,929	4,422,823
New Work SE	1,961	138,082
Nordex SE (a) (b)	86,177	1,056,601
Norma Group SE	41,517	768,889
Patrizia SE	65,931	503,111
Pfeiffer Vacuum Technology AG (b)	5,578	942,168
Porsche Automobil Holding SE Preference Shares	151,478	6,852,651
ProSiebenSat.1 Media SE	191,836	1,360,046
Puma SE	79,207	3,639,240
Rational AG	2,083	1,735,735
Rheinmetall AG	35,872	18,288,683
RWE AG	581,500	19,911,972
Salzgitter AG	86,505	1,673,448
SAP SE	859,141	174,507,131
Sartorius AG Preference Shares	34,104	8,004,664
Schaeffler AG Preference Shares	141,119	812,938
Scout24 SE (e)	52,821	4,030,698
Siemens AG	640,886	119,323,035
Siemens Energy AG (b)	384,861	10,027,266
Siemens Healthineers AG (e)	231,022	13,320,769
Siltronic AG	16,919	1,312,825
Sixt SE	9,642	684,615
Sixt SE Preference Shares	13,344	735,094
Stabilus SE	19,038	872,270
Stroeer SE & Co. KGaA	34,238	2,196,171
Suedzucker AG	58,348	850,469
Symrise AG	106,686	13,069,150
TAG Immobilien AG (b)	147,398	2,159,503
Talanx AG	54,723	4,372,313
TeamViewer SE (b) (e)	83,138	933,356
thyssenkrupp AG	523,520	2,265,652
TUI AG (b)	535,070	3,787,140
Uniper SE (b)	8,921	443,730
United Internet AG	52,820	1,138,990
Varta AG (a) (b)	22,666	213,772
Volkswagen AG	26,194	3,147,032
Volkswagen AG Preference Shares	153,282	17,315,118
Vonovia SE	675,389	19,218,177
Wacker Chemie AG	16,816	1,834,696
Security Description	Shares	Value
Zalando SE (b) (e)	169,179	$3,969,044
		1,283,418,737
GHANA — 0.0% (f)
Tullow Oil PLC (a) (b)	1,554,837	629,736
GUATEMALA — 0.0% (f)
Millicom International Cellular SA SDR (b)	51,216	1,247,732
HONG KONG — 1.3%
AIA Group Ltd.	9,901,600	67,216,333
Alliance International Education Leasing Holdings Ltd. (b) (e)	480,000	26,129
ASMPT Ltd.	234,800	3,275,062
Bank of East Asia Ltd.	1,172,299	1,489,511
Cafe de Coral Holdings Ltd.	140,000	144,171
Cathay Pacific Airways Ltd. (a)	1,655,000	1,693,707
Champion REIT	1,702,000	342,257
Chow Sang Sang Holdings International Ltd.	508,000	471,081
CK Asset Holdings Ltd.	831,531	3,115,286
CK Infrastructure Holdings Ltd.	287,500	1,623,940
CLP Holdings Ltd.	992,000	8,017,419
Dah Sing Banking Group Ltd.	658,125	548,761
Dah Sing Financial Holdings Ltd.	46,885	130,613
DFI Retail Group Holdings Ltd. (a)	518,700	985,530
Fortune Real Estate Investment Trust	1,781,000	857,720
Futu Holdings Ltd. ADR (b)	58,605	3,844,781
Hang Lung Group Ltd.	1,790,000	1,948,792
Hang Lung Properties Ltd.	2,006,000	1,711,192
Hang Seng Bank Ltd.	695,400	8,942,562
Henderson Land Development Co. Ltd.	215,869	579,252
HK Electric Investments & HK Electric Investments Ltd. Stapled Security	2,541,000	1,611,029
HKBN Ltd. (a)	842,000	265,302
HKT Trust & HKT Ltd. Stapled Security	207,900	233,266
Hong Kong & China Gas Co. Ltd.	7,266,625	5,528,569
Hong Kong Exchanges & Clearing Ltd.	1,073,639	34,406,394
Hong Kong Resources Holdings Co. Ltd. (a) (b)	5,412	562
Hong Kong Technology Venture Co. Ltd. (a) (b)	1,545,000	336,412
Hongkong Land Holdings Ltd.	1,775,600	5,735,188
Hysan Development Co. Ltd.	377,841	542,995
Jardine Matheson Holdings Ltd.	183,905	6,506,559
Johnson Electric Holdings Ltd.	112,537	169,510
Kerry Properties Ltd.	764,500	1,329,753
Link REIT (a)	2,621,120	10,189,178

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
LK Technology Holdings Ltd. (a)	92,500	$37,913
Long Well International Holdings Ltd. (b) (c)	3,424,000	—
Luk Fook Holdings International Ltd.	132,000	280,995
Man Wah Holdings Ltd.	834,000	572,565
Melco International Development Ltd. (a) (b)	229,000	153,989
Melco Resorts & Entertainment Ltd. ADR (a) (b)	182,062	1,358,183
Modern Dental Group Ltd.	756,000	416,374
MTR Corp. Ltd.	411,888	1,300,438
New World Development Co. Ltd. (a)	631,129	590,921
NWS Holdings Ltd. (a)	1,792,000	1,590,614
Pacific Basin Shipping Ltd. (a)	7,628,000	2,403,474
Pacific Textiles Holdings Ltd. (a)	1,761,000	351,866
PAX Global Technology Ltd.	1,661,000	1,246,697
PCCW Ltd.	1,977,875	990,534
Perfect Medical Health Management Ltd.	1,438,000	467,828
Power Assets Holdings Ltd.	548,500	2,968,226
Prosperity REIT	1,842,000	325,583
Prudential PLC	2,188,910	19,878,127
Realord Group Holdings Ltd. (a) (b)	550,000	378,999
Shun Tak Holdings Ltd. (b)	760,000	72,034
Sino Land Co. Ltd.	7,690,132	7,929,088
Sun Hung Kai Properties Ltd.	1,117,509	9,668,742
Sunlight Real Estate Investment Trust	1,542,000	337,733
Swire Pacific Ltd. Class A	25,500	225,363
Swire Pacific Ltd. Class B (a)	892,500	1,198,017
Swire Properties Ltd.	1,106,600	1,763,212
Techtronic Industries Co. Ltd.	1,078,000	12,316,213
Value Partners Group Ltd. (a)	402,000	80,324
Vitasoy International Holdings Ltd. (a)	230,000	173,809
Viva Goods Company Ltd. (a) (b)	1,280,000	113,123
VTech Holdings Ltd.	198,900	1,487,789
Wharf Real Estate Investment Co. Ltd.	1,349,000	3,576,645
Yue Yuen Industrial Holdings Ltd.	921,500	1,782,239
Yuexiu Real Estate Investment Trust (a)	421,000	51,227
Zhuguang Holdings Group Co. Ltd. (b)	3,808,000	60,968
		249,968,668
INDONESIA — 0.0% (f)
First Pacific Co. Ltd.	3,780,000	1,757,486
IRELAND — 0.3%
AerCap Holdings NV	69,657	6,492,032
Security Description	Shares	Value
AIB Group PLC	1,315,746	$6,960,507
Amarin Corp. PLC ADR (a) (b)	244,583	168,273
Bank of Ireland Group PLC	779,874	8,164,391
C&C Group PLC	445,425	894,142
Dalata Hotel Group PLC (a)	430,740	1,837,350
Fineos Corp. Ltd. CDI (b)	139,997	158,010
Glanbia PLC (a)	106,706	2,081,392
Greencore Group PLC (b)	367,582	773,195
Kerry Group PLC Class A	131,211	10,638,316
Kingspan Group PLC	123,524	10,524,759
Smurfit Kappa Group PLC	221,722	9,885,435
		58,577,802
ISRAEL — 0.7%
Airport City Ltd. (b)	52,756	744,595
Alony Hetz Properties & Investments Ltd.	118,899	795,353
Amot Investments Ltd.	151,801	614,908
Ashdod Refinery Ltd.	51,846	794,232
Bank Hapoalim BM	902,357	7,978,741
Bank Leumi Le-Israel BM	1,143,710	9,320,423
Bezeq The Israeli Telecommunication Corp. Ltd.	1,830,143	2,057,891
Camtek Ltd.	14,522	1,804,071
Check Point Software Technologies Ltd. (b)	108,821	17,955,465
Compugen Ltd. (a) (b)	105,399	177,070
Elbit Systems Ltd.	20,978	3,667,475
Electra Ltd.	1,462	488,213
Enlight Renewable Energy Ltd. (b)	67,404	1,070,858
First International Bank Of Israel Ltd.	43,400	1,645,126
Gav-Yam Lands Corp. Ltd.	73,895	485,482
Global-e Online Ltd. (a) (b)	45,983	1,667,803
Harel Insurance Investments & Financial Services Ltd.	95,359	765,211
ICL Group Ltd.	378,607	1,639,170
Innoviz Technologies Ltd. (a) (b)	501,688	465,316
Isracard Ltd.	44,504	148,733
Israel Discount Bank Ltd. Class A	976,329	4,869,723
Kornit Digital Ltd. (b)	156,008	2,283,957
Melisron Ltd.	17,070	1,129,179
Mivne Real Estate KD Ltd.	488,250	1,143,121
Mizrahi Tefahot Bank Ltd.	123,278	4,175,587
Nano Dimension Ltd. ADR (a) (b)	141,288	310,834
Nano-X Imaging Ltd. (a) (b)	45,408	333,295
Nice Ltd. (b)	54,542	8,919,974
Nova Ltd. (b)	22,031	5,169,729
Oramed Pharmaceuticals, Inc. (a) (b)	46,968	120,708
Paz Oil Co. Ltd.	7,529	680,312
Phoenix Holdings Ltd.	119,688	1,092,925

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Plus500 Ltd.	88,626	$2,538,647
Radware Ltd. (b)	33,680	614,323
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,237	486,468
Reit 1 Ltd.	1,121,825	4,142,224
Sapiens International Corp. NV	21,946	732,854
Scinai Immunotherapeutics Ltd. ADR (b)	2	6
Shapir Engineering & Industry Ltd. (b)	117,135	594,195
Shikun & Binui Ltd. (b)	207,608	385,986
Shufersal Ltd.	1,290,570	8,461,743
Sisram Medical Ltd. (e)	297,600	137,224
Strauss Group Ltd.	304,540	4,510,865
Teva Pharmaceutical Industries Ltd. ADR (b)	925,338	15,036,742
Tower Semiconductor Ltd. (b)	89,669	3,456,132
Wix.com Ltd. (b)	42,259	6,722,139
ZIM Integrated Shipping Services Ltd.	130,690	2,897,397
		135,232,425
ITALY — 2.1%
A2A SpA	1,260,539	2,512,153
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	97	—
Amplifon SpA (a)	69,732	2,484,202
Anima Holding SpA (e)	234,558	1,171,466
Assicurazioni Generali SpA	494,893	12,353,058
Azimut Holding SpA	91,756	2,165,437
Banca Generali SpA	61,933	2,486,472
Banca IFIS SpA	165,582	3,448,098
Banca Mediolanum SpA	211,214	2,333,861
Banca Monte dei Paschi di Siena SpA	93	437
Banca Popolare di Sondrio SpA	622,109	4,453,861
Banco BPM SpA	865,301	5,577,304
BFF Bank SpA (e)	248,751	2,364,733
Biesse SpA	9,224	105,086
BPER Banca SpA	1,190,334	6,022,773
Brembo NV (a)	380,266	4,179,021
Brunello Cucinelli SpA	28,500	2,855,947
Buzzi SpA	97,066	3,909,467
Coca-Cola HBC AG	144,417	4,925,400
Davide Campari-Milano NV (a)	444,254	4,201,366
De' Longhi SpA	62,779	1,964,676
DiaSorin SpA	20,556	2,050,196
Enav SpA (e)	209,673	837,296
Enel SpA	6,337,842	44,111,048
Eni SpA	2,037,706	31,347,878
ERG SpA	45,345	1,139,149
Esprinet SpA (b)	344,777	1,875,288
Ferrari NV	90,889	37,084,112
Security Description	Shares	Value
FinecoBank Banca Fineco SpA	331,555	$4,946,392
Hera SpA (a)	622,079	2,129,483
Immobiliare Grande Distribuzione SIIQ SpA REIT (a) (b)	453,040	837,081
Infrastrutture Wireless Italiane SpA (e)	197,618	2,065,023
Interpump Group SpA	169,446	7,532,927
Intesa Sanpaolo SpA	14,210,945	52,865,368
Iren SpA (b)	2,564,041	5,328,396
Italgas SpA	277,891	1,370,613
Iveco Group NV	171,726	1,926,977
Leonardo SpA	404,380	9,395,992
Mediobanca Banca di Credito Finanziario SpA	360,067	5,282,998
MFE-MediaForEurope NV Class A	370,000	1,276,090
MFE-MediaForEurope NV Class B (a)	124,043	538,420
Moncler SpA	136,637	8,355,910
Nexi SpA (b) (e)	207,424	1,265,815
Pirelli & C SpA (e)	336,318	2,004,096
PRADA SpA	355,700	2,660,666
Prysmian SpA	175,009	10,845,065
Recordati Industria Chimica e Farmaceutica SpA	134,769	7,034,167
Reply SpA (a)	73,359	10,834,187
Ryanair Holdings PLC ADR (a)	106,230	12,369,421
Saipem SpA (b)	708,433	1,816,158
Salvatore Ferragamo SpA (a)	58,275	493,717
Snam SpA (a)	1,857,967	8,225,965
Technogym SpA (e)	148,847	1,534,648
Telecom Italia SpA (a) (b) (d)	12,390,591	2,967,996
Telecom Italia SpA (b) (d)	3,348,997	871,838
Terna - Rete Elettrica Nazionale	1,214,221	9,393,086
UniCredit SpA	1,420,310	52,676,351
Unipol Gruppo SpA	311,712	3,100,239
Wizz Air Holdings PLC (a) (b) (e)	72,795	2,057,570
Zignago Vetro SpA (a)	337,918	4,273,533
		426,235,973
JAPAN — 22.1%
77 Bank Ltd.	81,400	2,264,485
ABC-Mart, Inc.	28,500	500,513
Acom Co. Ltd.	557,200	1,416,728
Activia Properties, Inc. REIT	169	383,470
ADEKA Corp.	22,400	450,896
Advance Residence Investment Corp. REIT	1,524	3,102,760
Advanced Media, Inc.	6,800	47,050
Advantest Corp.	762,600	30,459,437
Aeon Co. Ltd.	1,071,820	22,914,267
AEON Financial Service Co. Ltd.	147,000	1,205,352

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Aeon Mall Co. Ltd. (a)	22,100	$260,416
AEON REIT Investment Corp.	545	451,287
AGC, Inc. (a)	202,200	6,543,909
Aica Kogyo Co. Ltd.	13,300	289,217
Aiming, Inc. (b)	159,500	245,903
Ain Holdings, Inc.	6,000	223,350
Air Water, Inc.	202,200	2,734,590
Aisin Corp.	128,200	4,178,494
Ajinomoto Co., Inc.	558,000	19,567,811
Akita Bank Ltd.	16,555	274,476
Alconix Corp.	7,800	75,837
Alfresa Holdings Corp.	204,000	2,793,808
Alps Alpine Co. Ltd.	203,000	1,939,012
Amada Co. Ltd.	356,000	3,932,687
Amano Corp.	23,000	593,945
ANA Holdings, Inc.	113,800	2,100,765
AnGes, Inc. (a) (b)	38,900	10,640
Anritsu Corp.	34,000	260,612
Aoyama Trading Co. Ltd.	2,100	19,504
Aozora Bank Ltd. (a)	131,700	2,151,198
Arcs Co. Ltd.	21,600	390,347
ARE Holdings, Inc.	33,200	433,214
As One Corp.	20,000	356,459
Asahi Group Holdings Ltd.	531,436	18,748,597
Asahi Intecc Co. Ltd.	170,500	2,390,667
Asahi Kasei Corp.	1,123,150	7,195,114
Asics Corp.	813,600	12,447,281
Astellas Pharma, Inc.	1,875,000	18,533,197
Atom Corp. (a) (b)	774,500	3,481,061
Awa Bank Ltd.	2,310	40,582
Azbil Corp.	94,000	2,618,513
Bandai Namco Holdings, Inc.	622,100	12,143,441
Bank of Iwate Ltd.	204,955	3,651,629
BASE, Inc. (a) (b)	61,500	106,667
BayCurrent Consulting, Inc.	210,100	4,231,779
Bic Camera, Inc. (a)	170,500	1,624,869
BIPROGY, Inc.	82,700	2,291,910
Bridgestone Corp. (a)	502,065	19,731,785
Brother Industries Ltd.	203,200	3,576,148
Calbee, Inc.	133,000	2,554,003
Can Do Co. Ltd. (a)	5,300	113,670
Canon Marketing Japan, Inc.	48,900	1,360,056
Canon, Inc. (a)	1,073,016	29,043,340
Capcom Co. Ltd.	219,400	4,136,766
Carenet, Inc.	136,000	465,846
Casio Computer Co. Ltd.	566,900	4,234,305
CellSource Co. Ltd. (a)	9,100	76,031
Central Japan Railway Co.	920,200	19,867,304
Change Holdings, Inc. (a)	51,600	385,252
Chiba Bank Ltd.	546,550	4,865,471
Chubu Electric Power Co., Inc.	560,765	6,626,969
Chugai Pharmaceutical Co. Ltd.	642,740	22,839,126
Chugin Financial Group, Inc.	202,200	2,119,920
Chugoku Electric Power Co., Inc.	202,700	1,331,298
Security Description	Shares	Value
Citizen Watch Co. Ltd.	205,100	$1,370,648
CKD Corp.	26,100	515,964
Coca-Cola Bottlers Japan Holdings, Inc.	201,800	2,530,341
COLOPL, Inc.	2,000	8,131
Colowide Co. Ltd.	2,400	29,855
Comforia Residential REIT, Inc.	127	251,063
COMSYS Holdings Corp.	118,900	2,284,719
Concordia Financial Group Ltd.	1,123,300	6,607,401
Cosmo Energy Holdings Co. Ltd.	59,500	2,996,084
Cosmos Pharmaceutical Corp.	6,000	483,961
Credit Saison Co. Ltd.	560,800	11,602,278
Creek & River Co. Ltd.	9,600	108,497
CrowdWorks, Inc. (b)	51,500	329,118
Cyber Security Cloud, Inc. (a) (b)	31,300	446,365
CyberAgent, Inc.	181,100	1,134,267
Dai Nippon Printing Co. Ltd. (a)	239,000	8,040,955
Daicel Corp.	206,100	1,976,310
Daido Steel Co. Ltd.	207,700	1,917,410
Daifuku Co. Ltd.	330,500	6,184,291
Dai-ichi Life Holdings, Inc.	970,200	25,922,663
Daiichi Sankyo Co. Ltd.	1,681,395	57,739,811
Daiichikosho Co. Ltd.	30,000	308,933
Daikin Industries Ltd.	247,210	34,378,265
Daio Paper Corp. (a)	41,700	230,768
Daiseki Co. Ltd.	21,720	504,991
Daishi Hokuetsu Financial Group, Inc.	1,517	48,379
Daito Trust Construction Co. Ltd.	43,155	4,449,370
Daiwa House Industry Co. Ltd.	564,400	14,304,730
Daiwa House REIT Investment Corp.	1,910	2,918,550
Daiwa Office Investment Corp. REIT	184	324,168
Daiwa Securities Group, Inc.	2,218,750	16,924,072
Daiwa Securities Living Investments Corp. REIT	570	372,063
Daiwabo Holdings Co. Ltd.	40,000	716,524
DCM Holdings Co. Ltd.	49,200	446,550
Demae-Can Co. Ltd. (b)	1,200	1,656
DeNA Co. Ltd. (a)	202,800	2,010,854
Denka Co. Ltd.	7,000	94,147
Denso Corp.	1,888,640	29,328,750
Dentsu Group, Inc. (a)	204,000	5,139,948
Descente Ltd.	37,600	788,885
Dexerials Corp.	53,900	2,497,306
DIC Corp. (a)	36,700	696,082
Digital Garage, Inc. (a)	12,500	191,937
Dip Corp.	32,300	549,377
Disco Corp.	75,300	28,573,368
DMG Mori Co. Ltd. (a)	143,600	3,728,815

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Dowa Holdings Co. Ltd.	75,800	$2,690,179
Duskin Co. Ltd.	18,300	417,171
East Japan Railway Co.	1,063,500	17,615,913
Ebara Corp.	271,500	4,292,927
Eisai Co. Ltd.	258,751	10,603,547
Electric Power Development Co. Ltd.	196,200	3,062,042
EM Systems Co. Ltd.	32,700	123,799
en Japan, Inc.	33,700	548,259
ENEOS Holdings, Inc.	2,741,500	14,087,554
eRex Co. Ltd. (a) (b)	100,700	446,345
Eternal Hospitality Group Co. Ltd.	34,800	804,774
euglena Co. Ltd. (a) (b)	496,500	1,669,815
EXEO Group, Inc.	255,000	2,535,574
Ezaki Glico Co. Ltd. (a)	48,500	1,260,590
FAN Communications, Inc.	5,200	13,480
Fancl Corp. (a)	16,900	288,916
FANUC Corp.	896,975	24,585,122
Fast Retailing Co. Ltd.	168,300	42,435,957
Feed One Co. Ltd.	771,980	4,578,322
Financial Partners Group Co. Ltd.	207,200	2,882,715
FINDEX, Inc. (a)	188,900	1,194,276
Fixstars Corp. (a)	33,900	411,790
Focus Systems Corp.	13,300	105,914
Food & Life Cos. Ltd.	153,200	2,479,524
Foster Electric Co. Ltd.	352,900	3,953,287
FP Corp.	11,600	173,935
Freee KK (b)	19,200	289,086
Fronteo, Inc. (a) (b)	12,000	48,116
Frontier Real Estate Investment Corp. REIT (a)	177	483,598
Fuji Corp.	29,600	469,044
Fuji Electric Co. Ltd.	131,500	7,481,586
Fuji Kyuko Co. Ltd.	11,500	228,055
Fuji Oil Holdings, Inc.	20,000	349,434
Fuji Seal International, Inc.	17,500	267,842
Fuji Soft, Inc. (a)	21,600	974,860
FUJIFILM Holdings Corp.	1,298,430	30,366,117
Fujikura Ltd.	180,500	3,563,770
Fujitec Co. Ltd.	30,500	814,547
Fujitsu General Ltd.	23,800	308,782
Fujitsu Ltd.	1,447,810	22,654,095
Fukuoka Financial Group, Inc.	143,234	3,828,834
Fukuoka REIT Corp.	10	9,797
Fukuyama Transporting Co. Ltd. (a)	9,000	222,119
Funai Soken Holdings, Inc. (a)	41,400	590,142
Furukawa Electric Co. Ltd.	205,455	5,203,429
Fuyo General Lease Co. Ltd.	10,000	764,951
GA Technologies Co. Ltd. (b)	15,300	132,398
Gakujo Co. Ltd.	17,400	208,982
giftee, Inc. (a) (b)	33,500	232,205
Glory Ltd.	15,000	261,423
GLP J-Reit	3,557	2,903,358
Security Description	Shares	Value
GMO internet group, Inc.	26,400	$403,073
GMO Payment Gateway, Inc.	31,600	1,739,120
GNI Group Ltd. (a) (b)	55,800	821,772
Godo Steel Ltd.	52,000	1,658,336
Goldwin, Inc. (a)	31,600	1,731,458
GS Yuasa Corp.	74,100	1,468,088
Gumi, Inc. (a) (b)	633,100	1,342,081
GungHo Online Entertainment, Inc.	8,100	136,536
Gunma Bank Ltd.	359,800	2,297,119
Gurunavi, Inc. (b)	5,200	10,247
H.U. Group Holdings, Inc.	20,000	292,055
Hachijuni Bank Ltd.	555,300	3,622,948
Hakuhodo DY Holdings, Inc.	206,600	1,509,107
Hamamatsu Photonics KK	203,000	5,436,554
Hankyu Hanshin Holdings, Inc.	207,700	5,518,524
Hankyu Hanshin REIT, Inc.	3,569	2,926,465
Hanwa Co. Ltd.	18,700	716,101
Harmonic Drive Systems, Inc.	10,200	288,512
Haseko Corp.	207,000	2,287,990
Hazama Ando Corp.	162,500	1,177,888
Heiwa Real Estate REIT, Inc.	772	634,455
Hikari Tsushin, Inc.	17,600	3,278,528
Hino Motors Ltd. (b)	203,700	529,321
Hirogin Holdings, Inc.	197,000	1,522,262
Hirose Electric Co. Ltd.	22,240	2,456,825
HIS Co. Ltd. (a) (b)	46,700	472,342
Hisamitsu Pharmaceutical Co., Inc.	23,800	549,948
Hitachi Construction Machinery Co. Ltd.	77,600	2,078,210
Hitachi Ltd.	3,907,475	87,472,445
Hitachi Zosen Corp.	134,100	876,994
Hokkaido Electric Power Co., Inc.	258,900	1,921,712
Hokkoku Financial Holdings, Inc.	16,555	543,394
Hokuhoku Financial Group, Inc.	28,600	367,412
Hokuriku Electric Power Co.	204,600	1,295,444
Honda Motor Co. Ltd.	4,438,425	47,457,982
Horiba Ltd.	47,800	3,857,043
Hoshino Resorts REIT, Inc. (a)	98	317,406
Hoshizaki Corp.	86,100	2,730,836
House Foods Group, Inc.	12,000	212,309
Hoya Corp.	356,606	41,466,587
Hulic Co. Ltd. (a)	506,800	4,487,981
Hulic Reit, Inc.	1,701	1,543,864
Hyakugo Bank Ltd.	202,550	871,345
Ibiden Co. Ltd.	172,300	7,013,679
IBJ, Inc.	17,100	63,463
Ichigo Office REIT Investment Corp.	11,253	5,778,303
Idemitsu Kosan Co. Ltd.	985,670	6,381,794
IHI Corp.	139,900	4,178,910
Iida Group Holdings Co. Ltd.	188,600	2,482,659
Iino Kaiun Kaisha Ltd.	158,000	1,257,242

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Inaba Denki Sangyo Co. Ltd.	23,600	$575,109
Industrial & Infrastructure Fund Investment Corp. REIT	3,364	2,647,534
I-NE Co. Ltd. (a)	42,800	458,704
Infomart Corp. (a)	1,118,800	2,149,131
INFRONEER Holdings, Inc.	135,812	1,101,372
Inpex Corp. (a)	774,600	11,397,975
Intage Holdings, Inc. (a)	306,700	2,858,034
Internet Initiative Japan, Inc.	46,000	677,589
Invincible Investment Corp. REIT (a)	5,401	2,189,141
IR Japan Holdings Ltd.	3,600	27,124
Iriso Electronics Co. Ltd.	4,400	83,153
Isetan Mitsukoshi Holdings Ltd. (a)	357,300	6,707,982
Istyle, Inc. (b)	789,600	2,390,496
Isuzu Motors Ltd.	750,400	9,940,957
ITmedia, Inc. (a)	9,100	108,899
Ito En Ltd.	8,200	177,498
ITOCHU Corp. (a)	1,267,250	61,873,564
Itoham Yonekyu Holdings, Inc.	29,100	776,977
Iwatani Corp.	52,600	3,058,687
Iyogin Holdings, Inc.	207,900	1,925,072
Izumi Co. Ltd.	6,100	121,992
J Front Retailing Co. Ltd.	202,600	2,112,778
Jade Group, Inc. (a) (b)	26,200	266,463
JAFCO Group Co. Ltd.	41,100	485,198
Jamco Corp. (a) (b)	89,400	835,311
Japan Airlines Co. Ltd.	144,100	2,274,014
Japan Airport Terminal Co. Ltd.	63,900	2,179,655
Japan Elevator Service Holdings Co. Ltd.	51,200	822,778
Japan Excellent, Inc. REIT (a)	2,028	1,496,479
Japan Exchange Group, Inc.	562,200	13,113,107
Japan Hotel REIT Investment Corp.	3,558	1,718,616
Japan Logistics Fund, Inc. REIT	37	61,184
Japan Metropolitan Fund Invest REIT	5,856	3,294,592
Japan Petroleum Exploration Co. Ltd.	98,900	3,996,332
Japan Post Bank Co. Ltd.	1,234,700	11,663,102
Japan Post Holdings Co. Ltd.	1,223,300	12,129,575
Japan Post Insurance Co. Ltd.	137,100	2,660,009
Japan Prime Realty Investment Corp. REIT (a)	1,144	2,304,215
Japan Real Estate Investment Corp. REIT	1,320	4,168,594
Japan Steel Works Ltd.	31,100	828,057
Japan Tobacco, Inc. (a)	771,100	20,842,613
JCR Pharmaceuticals Co. Ltd.	24,400	92,073
Jeol Ltd.	15,300	691,287
JFE Holdings, Inc.	562,910	8,102,811
JGC Holdings Corp.	203,900	1,597,762
JMDC, Inc. (a)	24,400	503,745
JTEKT Corp.	204,900	1,425,995
Security Description	Shares	Value
Justsystems Corp.	13,100	$245,126
Kadokawa Corp.	46,800	750,470
Kagome Co. Ltd.	11,700	237,695
Kajima Corp.	419,137	7,247,480
Kakaku.com, Inc.	206,300	2,704,113
Kaken Pharmaceutical Co. Ltd.	36,900	883,159
Kamakura Shinsho Ltd.	128,900	343,765
Kamigumi Co. Ltd.	18,400	378,958
Kaneka Corp.	7,600	199,615
Kansai Electric Power Co., Inc.	763,400	12,822,994
Kansai Paint Co. Ltd.	206,300	3,321,627
Kao Corp. (a)	530,300	21,507,380
Kaonavi, Inc. (b)	5,800	57,401
Katitas Co. Ltd.	20,300	219,961
Kawasaki Heavy Industries Ltd.	155,800	5,917,804
Kawasaki Kisen Kaisha Ltd.	579,600	8,431,332
KDDI Corp.	1,506,600	39,842,574
KDX Realty Investment Corp. REIT	4,401	4,281,714
Keihan Holdings Co. Ltd.	119,300	2,134,436
Keikyu Corp.	208,000	1,519,980
Keio Corp.	83,800	1,944,706
Keisei Electric Railway Co. Ltd. (a)	204,100	6,567,336
Kewpie Corp.	135,000	2,684,726
Key Coffee, Inc.	16,100	208,281
Keyence Corp.	166,800	73,155,166
Kikkoman Corp.	780,000	9,035,994
Kinden Corp.	160,800	3,201,805
Kintetsu Group Holdings Co. Ltd.	119,410	2,599,613
Kirin Holdings Co. Ltd. (a)	765,600	9,866,274
Kiyo Bank Ltd.	566,200	6,596,163
KNT-CT Holdings Co. Ltd. (a) (b)	71,300	591,286
Kobayashi Pharmaceutical Co. Ltd. (a)	14,300	464,310
Kobe Bussan Co. Ltd. (a)	127,000	2,829,591
Kobe Steel Ltd.	355,999	4,418,451
Koei Tecmo Holdings Co. Ltd.	42,120	363,699
Koito Manufacturing Co. Ltd.	176,500	2,434,748
Kokusai Electric Corp. (a)	87,300	2,545,300
Kokuyo Co. Ltd.	171,300	2,872,038
Komatsu Ltd.	971,420	28,207,776
Konami Group Corp.	87,100	6,270,160
Konica Minolta, Inc.	923,775	2,556,662
Kosaido Holdings Co. Ltd. (a)	434,600	1,672,370
Kose Corp.	10,300	655,356
Kotobuki Spirits Co. Ltd.	48,000	557,255
K's Holdings Corp.	202,600	1,904,964
Kubota Corp. (a)	1,140,650	15,954,634
Kuraray Co. Ltd. (a)	355,600	4,088,538
Kureha Corp.	24,000	416,859
Kurita Water Industries Ltd.	174,310	7,389,158

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Kusuri No. Aoki Holdings Co. Ltd.	21,000	$396,867
Kyocera Corp.	1,231,600	14,175,727
Kyoritsu Maintenance Co. Ltd. (a)	2,400	44,759
Kyoto Financial Group, Inc.	255,600	4,534,890
Kyowa Kirin Co. Ltd.	204,100	3,486,042
Kyudenko Corp.	70,100	2,576,783
Kyushu Electric Power Co., Inc.	358,100	3,688,746
Kyushu Financial Group, Inc. (a)	203,900	1,195,564
Kyushu Railway Co.	107,900	2,337,632
LaSalle Logiport REIT	298	273,435
Lasertec Corp.	72,300	16,220,981
Leopalace21 Corp.	1,600	5,113
Lifenet Insurance Co. (a) (b)	135,000	1,512,309
LIKE, Inc.	6,200	58,778
Lion Corp. (a)	202,400	1,577,829
Lixil Corp.	204,200	2,149,774
LY Corp.	3,804,400	9,197,632
M3, Inc.	497,400	4,741,781
Mabuchi Motor Co. Ltd. (a)	85,800	1,273,452
Macnica Holdings, Inc.	52,300	2,194,610
Makita Corp.	205,400	5,582,549
Mani, Inc.	21,000	259,138
Marubeni Corp.	1,813,950	33,553,452
Maruha Nichiro Corp.	10,200	200,183
Marui Group Co. Ltd.	204,500	2,884,561
Maruichi Steel Tube Ltd.	65,500	1,519,212
Maruwa Co. Ltd.	11,200	2,677,111
MatsukiyoCocokara & Co.	345,780	4,965,509
Matsuya Co. Ltd. (a)	560,800	3,915,071
Mazda Motor Corp.	563,400	5,449,772
McDonald's Holdings Co. Japan Ltd. (a)	61,600	2,427,850
Mebuki Financial Group, Inc.	764,600	2,977,405
Medical Data Vision Co. Ltd. (a)	3,800	14,150
Medipal Holdings Corp.	565,199	8,601,313
Medley, Inc. (a) (b)	28,100	628,870
MedPeer, Inc.	25,600	99,784
MEIJI Holdings Co. Ltd.	191,400	4,127,605
Meiko Network Japan Co. Ltd. (a)	560,700	2,670,000
MEITEC Group Holdings, Inc.	31,500	637,990
Menicon Co. Ltd.	20,200	165,885
Mercari, Inc. (a) (b)	74,200	921,388
Micronics Japan Co. Ltd.	66,600	2,769,825
Milbon Co. Ltd.	22,600	467,145
Minebea Mitsumi, Inc.	357,300	7,318,808
Mirait One Corp.	39,700	516,673
MISUMI Group, Inc.	233,100	3,985,711
Mitsubishi Chemical Group Corp.	1,329,900	7,383,648
Mitsubishi Corp.	3,799,014	74,345,991
Mitsubishi Electric Corp.	2,093,450	33,413,732
Security Description	Shares	Value
Mitsubishi Estate Co. Ltd.	1,126,625	$17,649,478
Mitsubishi Estate Logistics REIT Investment Corp.	139	329,224
Mitsubishi Gas Chemical Co., Inc.	204,100	3,892,694
Mitsubishi HC Capital, Inc.	958,900	6,330,671
Mitsubishi Heavy Industries Ltd.	2,938,100	31,470,510
Mitsubishi Logistics Corp.	65,500	2,149,944
Mitsubishi Materials Corp.	154,200	2,828,821
Mitsubishi Motors Corp.	771,300	2,125,079
Mitsubishi UFJ Financial Group, Inc.	10,615,124	114,096,415
Mitsui & Co. Ltd.	2,598,052	58,967,350
Mitsui Chemicals, Inc.	167,210	4,615,270
Mitsui Fudosan Co. Ltd.	2,337,000	21,334,605
Mitsui Fudosan Logistics Park, Inc. REIT	136	366,505
Mitsui High-Tec, Inc. (a)	25,500	996,317
Mitsui Mining & Smelting Co. Ltd.	25,400	811,455
Mitsui OSK Lines Ltd.	306,365	9,176,095
Miura Co. Ltd.	141,100	2,856,911
MIXI, Inc.	2,100	39,556
Mizuho Financial Group, Inc.	2,114,870	44,148,536
Mochida Pharmaceutical Co. Ltd.	12,000	232,376
Monex Group, Inc.	72,300	326,757
Money Forward, Inc. (b)	31,200	1,046,401
MonotaRO Co. Ltd. (a)	176,000	2,068,979
Mori Hills REIT Investment Corp.	482	394,326
Mori Trust Reit, Inc.	474	204,498
Morinaga & Co. Ltd.	41,800	646,775
Morinaga Milk Industry Co. Ltd.	24,000	502,947
MS&AD Insurance Group Holdings, Inc.	1,327,797	29,509,351
m-up Holdings, Inc.	11,400	102,051
Murata Manufacturing Co. Ltd.	1,773,600	36,627,497
Musashino Bank Ltd.	208,555	4,246,038
Nabtesco Corp.	140,900	2,389,501
Nachi-Fujikoshi Corp.	1,500	32,730
Nagase & Co. Ltd.	175,600	3,437,551
Nagawa Co. Ltd. (a)	10,700	546,774
Nagoya Railroad Co. Ltd.	190,400	2,075,509
Nakanishi, Inc.	32,700	518,777
Nankai Electric Railway Co. Ltd.	29,100	483,191
NANO MRNA Co. Ltd. (a) (b)	564,400	621,029
Nanto Bank Ltd.	208,355	4,617,590
NEC Corp.	233,400	19,217,848
NEC Networks & System Integration Corp.	32,100	487,507
NET One Systems Co. Ltd.	18,600	340,873
Nexon Co. Ltd. (a)	479,800	8,873,586
NexTone, Inc. (b)	18,000	151,399

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
NGK Insulators Ltd.	207,900	$2,662,402
NH Foods Ltd.	106,000	3,169,588
NHK Spring Co. Ltd.	204,700	2,040,510
Nichias Corp.	24,600	721,820
Nichirei Corp.	201,600	4,436,554
NIDEC Corp.	545,300	24,356,462
Nifco, Inc.	100,100	2,387,689
Nihon Kohden Corp.	182,400	2,635,196
Nihon M&A Center Holdings, Inc.	125,300	647,609
Nihon Parkerizing Co. Ltd.	40,600	329,878
Nikkon Holdings Co. Ltd.	14,700	332,546
Nikon Corp.	562,600	5,686,856
Nintendo Co. Ltd.	1,020,900	54,300,761
Nippon Accommodations Fund, Inc. REIT	119	472,715
Nippon Building Fund, Inc. REIT (a)	1,536	5,375,905
Nippon Electric Glass Co. Ltd. (a)	33,700	766,557
NIPPON EXPRESS HOLDINGS, Inc.	60,700	2,798,026
Nippon Gas Co. Ltd.	43,500	653,744
Nippon Kayaku Co. Ltd.	151,400	1,155,312
Nippon Paint Holdings Co. Ltd.	1,171,900	7,634,907
Nippon Paper Industries Co. Ltd.	4,200	25,065
Nippon Parking Development Co. Ltd.	1,335,900	1,727,385
Nippon Prologis REIT, Inc.	2,020	3,151,933
NIPPON REIT Investment Corp. (a)	97	198,993
Nippon Sanso Holdings Corp.	202,900	6,002,742
Nippon Shinyaku Co. Ltd.	18,500	374,347
Nippon Shokubai Co. Ltd.	48,800	487,363
Nippon Steel Corp. (a)	764,200	16,157,181
Nippon Telegraph & Telephone Corp.	25,798,500	24,345,470
Nippon Television Holdings, Inc.	2,000	28,888
Nippon Yusen KK (a)	463,965	13,504,191
Nipro Corp.	181,300	1,421,795
Nishimatsu Construction Co. Ltd.	24,600	689,858
Nishi-Nippon Financial Holdings, Inc.	153,800	1,937,081
Nishi-Nippon Railroad Co. Ltd.	16,000	256,372
Nissan Chemical Corp. (a)	95,900	3,038,681
Nissan Motor Co. Ltd.	2,241,741	7,607,649
Nissei ASB Machine Co. Ltd.	4,300	148,359
Nisshin Seifun Group, Inc.	205,600	2,363,902
Nisshinbo Holdings, Inc. (a)	190,100	1,269,815
Nissin Foods Holdings Co. Ltd.	167,700	4,255,573
Nissui Corp.	1,693,500	9,083,376
Niterra Co. Ltd.	189,500	5,501,461
Nitori Holdings Co. Ltd.	74,200	7,836,989
Nitto Boseki Co. Ltd. (a)	25,100	1,012,676
Security Description	Shares	Value
Nitto Denko Corp.	160,100	$12,649,950
NOF Corp.	170,400	2,327,296
NOK Corp.	53,700	714,231
Nomura Holdings, Inc.	2,691,585	15,427,337
Nomura Real Estate Holdings, Inc.	112,500	2,819,144
Nomura Real Estate Master Fund, Inc. REIT (a)	3,577	3,173,181
Nomura Research Institute Ltd.	400,700	11,261,747
NSD Co. Ltd.	29,700	569,592
NSK Ltd.	358,000	1,739,703
NTN Corp.	544,700	1,084,592
NTT Data Group Corp.	969,000	14,228,385
NTT UD REIT Investment Corp.	285	206,052
Nxera Pharma Co. Ltd. (b)	68,700	684,608
Obayashi Corp.	564,750	6,712,682
Obic Co. Ltd.	52,800	6,807,609
Odakyu Electric Railway Co. Ltd.	356,399	3,447,450
Ogaki Kyoritsu Bank Ltd.	16,555	235,471
Oisix ra daichi, Inc. (b)	4,200	32,507
Oji Holdings Corp.	579,400	2,286,480
Oki Electric Industry Co. Ltd.	3,600	22,738
Okinawa Financial Group, Inc.	205,000	3,365,691
OKUMA Corp.	11,800	531,682
Olympus Corp.	1,129,200	18,205,770
Omron Corp.	203,700	7,001,475
Ono Pharmaceutical Co. Ltd.	557,900	7,617,974
Open House Group Co. Ltd.	21,200	649,469
Oracle Corp.	34,200	2,359,940
Oriental Land Co. Ltd.	991,700	27,631,477
ORIX Corp.	1,125,700	24,856,934
Orix JREIT, Inc.	2,005	1,984,309
Osaka Gas Co. Ltd.	365,500	8,050,270
Osaka Soda Co. Ltd. (a)	20,000	1,351,486
OSAKA Titanium Technologies Co. Ltd. (a)	113,800	1,958,215
OSG Corp.	39,500	480,920
Otsuka Corp.	208,600	4,008,346
Otsuka Holdings Co. Ltd.	558,700	23,513,608
PALTAC Corp.	12,000	326,818
Pan Pacific International Holdings Corp.	494,100	11,561,559
Panasonic Holdings Corp.	2,059,650	16,862,856
Park24 Co. Ltd. (b)	50,100	499,100
Penta-Ocean Construction Co. Ltd.	197,700	813,611
PeptiDream, Inc. (a) (b)	25,100	388,686
Persol Holdings Co. Ltd.	2,174,400	3,010,313
Pharma Foods International Co. Ltd. (a)	155,500	937,679
Pigeon Corp. (a)	188,300	1,702,613
Pilot Corp.	15,200	404,710
Pola Orbis Holdings, Inc. (a)	30,800	250,348
Procrea Holdings, Inc.	1,010	12,281

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Raccoon Holdings, Inc.	11,200	$38,921
Rakus Co. Ltd.	31,300	405,211
Rakuten Bank Ltd. (b)	122,300	2,214,720
Rakuten Group, Inc. (b)	1,481,300	7,642,241
Recruit Holdings Co. Ltd.	1,445,000	77,316,393
Relo Group, Inc.	128,200	1,364,406
Remixpoint, Inc. (b)	124,300	148,363
Renesas Electronics Corp.	1,323,100	24,749,521
Rengo Co. Ltd.	362,900	2,354,135
RENOVA, Inc. (a) (b)	15,500	95,779
ReproCELL, Inc. (a) (b)	564,200	512,080
Resona Holdings, Inc. (a)	1,893,800	12,532,327
Resonac Holdings Corp.	179,100	3,921,361
Resorttrust, Inc.	37,100	550,296
Ricoh Co. Ltd.	561,200	4,798,773
Ringer Hut Co. Ltd. (a)	900	12,756
Rinnai Corp.	132,400	3,012,458
Riso Kyoiku Co. Ltd. (a)	933,918	1,416,611
Rock Field Co. Ltd. (a)	560,000	5,086,162
Rohm Co. Ltd.	219,200	2,929,753
Rohto Pharmaceutical Co. Ltd.	190,502	3,992,181
Rorze Corp.	11,500	2,269,831
Ryohin Keikaku Co. Ltd.	172,100	2,860,844
Sakata Seed Corp.	12,700	271,985
SanBio Co. Ltd. (a) (b)	187,500	1,536,274
San-In Godo Bank Ltd.	202,650	1,805,281
Sanken Electric Co. Ltd.	11,100	475,162
Sankyo Co. Ltd.	50,000	542,708
Sankyu, Inc.	7,300	249,051
Sanrio Co. Ltd.	194,100	3,569,239
Sansan, Inc. (b)	32,400	348,452
Santen Pharmaceutical Co. Ltd.	358,100	3,659,806
Sanwa Holdings Corp.	202,900	3,710,247
Sapporo Holdings Ltd.	81,900	2,872,050
Sawai Group Holdings Co. Ltd. (a)	12,300	499,845
SBI Holdings, Inc.	203,500	5,145,061
SCREEN Holdings Co. Ltd.	84,400	7,607,858
SCSK Corp.	165,300	3,301,684
Secom Co. Ltd.	208,748	12,324,256
Sega Sammy Holdings, Inc.	190,800	2,833,059
Seibu Holdings, Inc.	204,400	2,817,076
Seiko Epson Corp.	358,400	5,567,833
Seino Holdings Co. Ltd. (a)	203,600	2,747,195
Sekisui Chemical Co. Ltd.	357,200	4,942,976
Sekisui House Ltd.	562,600	12,461,419
Sekisui House Reit, Inc.	5,486	2,697,641
Senko Group Holdings Co. Ltd.	56,600	396,545
Seria Co. Ltd.	20,100	364,614
Seven & i Holdings Co. Ltd.	2,074,784	25,280,223
Seven Bank Ltd.	566,100	946,667
SG Holdings Co. Ltd.	531,600	4,899,273
Sharp Corp. (a) (b)	173,700	1,004,341
SHIFT, Inc. (a) (b)	6,800	616,337
Security Description	Shares	Value
Shiga Bank Ltd.	2,310	$60,529
Shikoku Bank Ltd.	1,820	13,792
Shikoku Electric Power Co., Inc.	203,700	1,747,520
Shimadzu Corp.	209,400	5,239,556
Shimamura Co. Ltd.	18,000	818,426
Shimano, Inc.	70,500	10,888,801
Shimizu Corp.	561,313	3,152,718
Shin-Etsu Chemical Co. Ltd.	1,807,385	70,088,696
Shinko Electric Industries Co. Ltd.	28,200	988,736
Shionogi & Co. Ltd.	208,300	8,128,180
Ship Healthcare Holdings, Inc.	19,200	283,476
Shiseido Co. Ltd.	362,900	10,350,523
Shizuoka Financial Group, Inc.	551,000	5,288,723
SHO-BOND Holdings Co. Ltd. (a)	17,600	630,322
Shochiku Co. Ltd. (a)	3,400	199,126
Skylark Holdings Co. Ltd. (a)	197,400	2,625,496
SMC Corp.	52,700	25,010,058
SMS Co. Ltd.	185,200	2,350,978
Socionext, Inc. (a)	199,000	4,712,116
SoftBank Corp.	2,437,200	29,764,263
SoftBank Group Corp.	913,672	59,014,373
Sohgo Security Services Co. Ltd.	131,000	765,185
Sojitz Corp.	176,200	4,281,772
Sompo Holdings, Inc.	882,400	18,842,745
Sony Group Corp.	1,097,220	93,037,926
Sotetsu Holdings, Inc.	83,200	1,260,724
Sourcenext Corp. (a) (b)	1,169,800	1,541,698
Square Enix Holdings Co. Ltd.	63,700	1,913,455
Stanley Electric Co. Ltd.	195,773	3,492,904
Starts Proceed Investment Corp. REIT (a)	51	63,409
Subaru Corp.	563,100	11,936,908
Sugi Holdings Co. Ltd.	24,300	334,454
SUMCO Corp. (a)	334,100	4,809,204
Sumitomo Bakelite Co. Ltd.	30,600	894,450
Sumitomo Chemical Co. Ltd.	2,207,450	4,730,250
Sumitomo Corp.	1,164,375	29,076,802
Sumitomo Electric Industries Ltd.	921,320	14,332,981
Sumitomo Forestry Co. Ltd. (a)	200,600	6,381,140
Sumitomo Heavy Industries Ltd.	92,400	2,401,619
Sumitomo Metal Mining Co. Ltd.	241,400	7,320,336
Sumitomo Mitsui Financial Group, Inc.	1,128,700	75,253,683
Sumitomo Mitsui Trust Holdings, Inc.	641,310	14,631,404
Sumitomo Osaka Cement Co. Ltd.	8,800	215,268
Sumitomo Pharma Co. Ltd. (a) (b)	189,900	478,115

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Sumitomo Realty & Development Co. Ltd.	372,600	$10,935,252
Sumitomo Rubber Industries Ltd. (a)	204,200	2,034,257
Sumitomo Warehouse Co. Ltd.	68,000	1,105,433
Sun Corp. (a)	3,000	87,094
Sun Frontier Fudousan Co. Ltd.	3,100	38,813
Sundrug Co. Ltd.	58,600	1,476,839
Suntory Beverage & Food Ltd. (a)	86,900	3,083,043
SUNWELS Co. Ltd. (a)	129,900	2,127,046
Suruga Bank Ltd. (a)	203,300	1,335,870
Suzuken Co. Ltd.	90,900	2,762,714
Suzuki Motor Corp.	1,704,300	19,611,210
SymBio Pharmaceuticals Ltd. (a) (b)	36,600	37,542
Sysmex Corp. (a)	441,300	7,108,096
Systena Corp.	162,400	317,006
T&D Holdings, Inc.	645,400	11,268,220
Tadano Ltd.	5,200	36,609
Taiheiyo Cement Corp.	138,800	3,484,237
Taisei Corp.	194,487	7,195,028
Taiyo Yuden Co. Ltd. (a)	359,600	9,134,189
Takara Bio, Inc.	19,600	134,517
Takara Holdings, Inc.	186,000	1,261,507
Takasago Thermal Engineering Co. Ltd.	61,400	2,183,315
Takashimaya Co. Ltd. (a)	153,200	2,578,571
Takeda Pharmaceutical Co. Ltd.	1,353,215	35,096,438
Takeuchi Manufacturing Co. Ltd.	31,700	1,109,480
Takuma Co. Ltd.	33,400	343,219
Tatsuta Electric Wire & Cable Co. Ltd. (b)	182,500	816,859
TDK Corp.	379,865	23,295,836
TechnoPro Holdings, Inc.	29,400	481,593
Teijin Ltd.	563,710	4,683,566
tella, Inc. (b) (c)	600	—
TerraSky Co. Ltd. (b)	24,200	305,847
Terumo Corp.	1,301,600	21,466,771
THK Co. Ltd.	121,800	2,175,757
TIS, Inc.	166,000	3,217,630
Toagosei Co. Ltd. (a)	55,100	518,768
Tobu Railway Co. Ltd.	195,300	3,288,388
Toda Corp.	191,000	1,249,111
Toei Animation Co. Ltd.	38,500	596,432
Toei Co. Ltd.	17,000	401,591
Toho Bank Ltd.	12,101	24,825
Toho Co. Ltd.	202,800	5,930,444
Toho Gas Co. Ltd.	29,600	718,195
Toho Holdings Co. Ltd. (a)	13,500	352,816
Tohoku Electric Power Co., Inc.	560,600	5,058,504
Tokai Carbon Co. Ltd. (a)	203,500	1,164,502
Tokio Marine Holdings, Inc.	1,762,095	65,780,060
Security Description	Shares	Value
Tokuyama Corp.	9,100	$166,913
Tokyo Century Corp.	162,800	1,527,199
Tokyo Electric Power Co. Holdings, Inc. (b)	1,126,175	6,064,235
Tokyo Electron Ltd.	421,865	91,527,344
Tokyo Gas Co. Ltd.	368,295	7,910,352
Tokyo Ohka Kogyo Co. Ltd.	131,600	3,568,564
Tokyo Seimitsu Co. Ltd.	20,800	1,589,805
Tokyo Tatemono Co. Ltd. (a)	202,700	3,199,399
Tokyu Corp.	579,775	6,386,680
Tokyu Fudosan Holdings Corp.	358,700	2,393,786
Tokyu REIT, Inc.	379	368,021
Topcon Corp.	45,200	504,798
TOPPAN Holdings, Inc.	327,400	9,022,530
Toray Industries, Inc.	2,065,550	9,778,169
Tosoh Corp.	304,900	3,976,627
TOTO Ltd.	187,800	4,434,069
Towa Corp. (a)	30,500	2,138,754
Toyo Seikan Group Holdings Ltd.	201,600	3,164,491
Toyo Suisan Kaisha Ltd.	72,700	4,309,303
Toyo Tire Corp.	202,600	3,234,975
Toyoda Gosei Co. Ltd.	16,000	281,338
Toyota Boshoku Corp.	36,100	478,124
Toyota Industries Corp.	203,400	17,152,313
Toyota Motor Corp.	10,045,100	205,448,085
Toyota Tsusho Corp.	608,400	11,845,759
Trend Micro, Inc.	128,800	5,229,347
Trusco Nakayama Corp.	43,300	662,717
TS Tech Co. Ltd.	36,400	431,184
Tsuburaya Fields Holdings, Inc. (a)	68,200	726,687
Tsumura & Co.	3,500	89,317
Tsuruha Holdings, Inc.	39,800	2,266,368
UBE Corp.	35,100	618,058
Ulvac, Inc.	24,700	1,613,807
Unicharm Corp.	357,000	11,467,232
United Urban Investment Corp. REIT	2,070	1,838,885
Ushio, Inc.	30,600	397,956
USS Co. Ltd.	422,520	3,555,146
Valor Holdings Co. Ltd.	18,900	289,269
Wacoal Holdings Corp.	25,300	707,129
Wacom Co. Ltd.	62,600	293,815
Warabeya Nichiyo Holdings Co. Ltd.	208,800	2,971,175
Welcia Holdings Co. Ltd.	13,000	162,116
West Japan Railway Co.	362,900	6,756,717
Workman Co. Ltd.	5,600	130,548
Yakult Honsha Co. Ltd.	456,800	8,168,502
Yamada Holdings Co. Ltd.	1,338,680	3,595,112
Yamagata Bank Ltd.	1,634	12,332
Yamaguchi Financial Group, Inc.	175,800	1,995,045
Yamaha Corp.	204,400	4,785,344
Yamaha Motor Co. Ltd. (a)	1,002,300	9,277,786
Yamanashi Chuo Bank Ltd.	1,510	19,732

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Yamato Holdings Co. Ltd.	209,400	$2,302,150
Yamato Kogyo Co. Ltd.	21,300	1,036,266
Yamazaki Baking Co. Ltd.	203,600	4,179,331
Yaoko Co. Ltd.	27,100	1,641,230
Yaskawa Electric Corp.	223,800	8,037,378
Yokogawa Electric Corp.	204,000	4,933,234
Yokohama Rubber Co. Ltd.	129,900	2,872,400
Yoshinoya Holdings Co. Ltd. (a)	22,600	430,617
Zenkoku Hosho Co. Ltd.	15,800	582,064
Zenrin Co. Ltd.	2,100	12,258
Zensho Holdings Co. Ltd. (a)	83,300	3,184,726
Zeon Corp.	191,400	1,588,456
ZOZO, Inc.	119,500	2,992,329
		4,435,412,728
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	120,023	2,869,044
LUXEMBOURG — 0.1%
Aperam SA	40,066	1,036,590
ArcelorMittal SA	454,390	10,407,034
Eurofins Scientific SE (a)	84,157	4,198,591
SES SA	289,893	1,477,656
SUSE SA (b)	46	631
		17,120,502
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	1,578,000	7,357,020
MGM China Holdings Ltd.	639,200	995,552
Sands China Ltd. (b)	2,234,000	4,658,339
SJM Holdings Ltd. (a) (b)	71,250	24,184
Wynn Macau Ltd. (a)	817,200	669,888
		13,704,983
MALTA — 0.0% (f)
Catena Media PLC (a) (b)	60,932	28,941
Kindred Group PLC SDR	194,372	2,312,597
		2,341,538
MEXICO — 0.0% (f)
Borr Drilling Ltd. (b)	63,182	407,664
Fresnillo PLC	171,212	1,216,331
		1,623,995
NETHERLANDS — 3.7%
Aalberts NV	84,193	3,421,669
ABN AMRO Bank NV GDR (e)	375,598	6,179,102
Adyen NV (b) (e)	24,682	29,447,419
Aegon Ltd.	1,327,037	8,203,553
Akzo Nobel NV	141,527	8,612,483
Argenx SE (b)	49,128	21,513,998
ASM International NV	40,279	30,727,721
ASML Holding NV	337,012	348,262,071
ASR Nederland NV (a)	125,723	5,997,441
BE Semiconductor Industries NV	69,050	11,555,783
Euronext NV (e)	81,907	7,593,304
Security Description	Shares	Value
EXOR NV	78,176	$8,185,811
Fugro NV	106,306	2,570,340
Heineken Holding NV	80,887	6,384,769
Heineken NV (a)	188,052	18,199,497
IMCD NV	44,831	6,212,561
ING Groep NV	3,381,550	57,849,127
Koninklijke Ahold Delhaize NV	772,201	22,833,671
Koninklijke KPN NV	3,953,391	15,168,634
Koninklijke Philips NV (b)	918,084	23,211,545
Merus NV (a) (b)	95,583	5,655,646
NN Group NV	205,788	9,583,045
OCI NV	33,795	825,449
Pharming Group NV (a) (b)	381,851	307,960
Pluxee NV (b)	86,360	2,424,514
PostNL NV (a)	1,173,298	1,594,488
Randstad NV	56,198	2,549,546
Redcare Pharmacy NV (b) (e)	18,785	2,295,143
SBM Offshore NV	374,721	5,742,986
Universal Music Group NV	725,122	21,589,223
Wolters Kluwer NV	234,049	38,830,361
		733,528,860
NEW ZEALAND — 0.3%
a2 Milk Co. Ltd. (a) (b)	1,406,821	6,086,449
Air New Zealand Ltd. (a)	1,078,612	348,344
Auckland International Airport Ltd.	511,559	2,378,412
Contact Energy Ltd.	602,009	3,301,507
Fisher & Paykel Healthcare Corp. Ltd.	606,128	11,109,870
Fletcher Building Ltd. (a)	368,159	634,876
Goodman Property Trust REIT	2,003,079	2,453,358
Infratil Ltd.	984,757	6,720,691
Kiwi Property Group Ltd. REIT	2,413,207	1,220,505
Meridian Energy Ltd.	1,082,918	4,150,620
Ryman Healthcare Ltd. (a) (b)	477,002	1,034,754
Spark New Zealand Ltd.	1,645,973	4,172,370
Xero Ltd. (b)	116,125	10,578,378
		54,190,134
NORWAY — 0.6%
Aker BP ASA	274,620	7,020,574
Aker Horizons ASA (b)	1,247	329
Aker Solutions ASA	119,992	498,112
AutoStore Holdings Ltd. (a) (b) (e)	401,222	473,289
Cavendish Hydrogen ASA (b)	30	77
Crayon Group Holding ASA (b) (e)	10,838	127,236
DNB Bank ASA	789,973	15,558,332
DNO ASA	687,723	719,534
Equinor ASA	951,757	27,169,433
Freyr Battery, Inc. (b)	96,917	164,759
Gjensidige Forsikring ASA	158,503	2,840,326
IDEX Biometrics ASA (b)	333,984	45,238
Kongsberg Gruppen ASA	73,282	5,987,822
Leroy Seafood Group ASA	236,628	961,402

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
LINK Mobility Group Holding ASA (b)	230,990	$445,818
Mowi ASA	297,216	4,960,346
NEL ASA (b)	203,809	107,231
Nordic Semiconductor ASA (b)	532,439	7,130,857
Norsk Hydro ASA	1,739,041	10,861,350
Orkla ASA	1,259,604	10,262,564
Pexip Holding ASA	199,833	544,274
PGS ASA (b)	272,695	228,964
Salmar ASA	45,370	2,394,735
Schibsted ASA Class A	58,446	1,730,188
Schibsted ASA Class B	58,279	1,640,953
Seadrill Ltd. (b)	66,649	3,414,607
SpareBank 1 SR-Bank ASA	154,301	1,892,624
Storebrand ASA	963,920	9,867,789
Telenor ASA	717,755	8,203,877
TGS ASA	97,569	1,174,768
TOMRA Systems ASA	185,307	2,217,245
		128,644,653
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	7,220,138	2,604,674
EDP - Energias de Portugal SA	3,205,907	12,022,327
Galp Energia SGPS SA	361,064	7,631,059
Greenvolt-Energias Renovaveis SA (b)	205,726	1,834,451
Jeronimo Martins SGPS SA	208,517	4,078,477
Mota-Engil SGPS SA	467,423	1,724,307
NOS SGPS SA	1,107,555	3,923,110
		33,818,405
SINGAPORE — 1.3%
AIMS APAC REIT	2,464,631	2,273,225
CapitaLand Ascendas REIT	2,078,134	3,925,492
CapitaLand Ascott Trust REIT	2,982,788	1,925,799
Capitaland India Trust	1,650,400	1,193,427
CapitaLand Integrated Commercial Trust REIT	4,407,746	6,439,651
CapitaLand Investment Ltd.	4,595,846	9,020,439
CDL Hospitality Trusts REIT	56,794	39,811
City Developments Ltd. (a)	557,200	2,121,492
ComfortDelGro Corp. Ltd.	1,694,300	1,675,235
COSCO Shipping International Singapore Co. Ltd. (a) (b)	8,086,500	900,986
DBS Group Holdings Ltd.	1,865,807	49,273,000
Digital Core REIT Management Pte. Ltd.	3,921,200	2,235,084
ESR-LOGOS REIT	6,600,722	1,315,030
Frasers Centrepoint Trust REIT	1,310,876	2,060,259
Genting Singapore Ltd.	11,386,964	7,267,828
Grab Holdings Ltd. Class A (b)	2,155,629	7,652,483
IGG, Inc. (b)	668,000	257,535
Jardine Cycle & Carriage Ltd. (a)	143,133	2,809,325
Keppel Infrastructure Trust	5,302,169	1,838,790
Security Description	Shares	Value
Keppel Ltd.	1,150,175	$5,490,967
Keppel REIT	993,144	611,898
Manulife U.S. Real Estate Investment Trust (b)	2,330,300	149,139
Mapletree Logistics Trust REIT	2,100,883	1,999,734
Mapletree Pan Asia Commercial Trust REIT	1,694,200	1,525,124
Oversea-Chinese Banking Corp. Ltd.	3,433,030	36,553,125
Parkway Life Real Estate Investment Trust	596,200	1,539,716
SATS Ltd. (b)	713,950	1,501,389
Sea Ltd. ADR (b)	326,510	23,319,344
Seatrium Ltd. (b)	2,572,018	2,618,989
Sembcorp Industries Ltd.	757,100	2,687,070
Singapore Airlines Ltd. (a)	1,117,389	5,688,976
Singapore Exchange Ltd.	756,100	5,288,934
Singapore Technologies Engineering Ltd.	569,800	1,820,501
Singapore Telecommunications Ltd.	5,203,900	10,559,472
STMicroelectronics NV (a)	646,075	25,533,400
Suntec Real Estate Investment Trust (a)	1,875,800	1,453,304
United Overseas Bank Ltd.	1,121,108	25,917,221
UOL Group Ltd.	561,754	2,155,411
Venture Corp. Ltd.	194,900	2,044,994
		262,683,599
SOUTH AFRICA — 0.2%
Anglo American PLC	1,216,402	38,472,081
SOUTH KOREA — 5.0%
Advanced Nano Products Co. Ltd.	17,926	1,530,189
Advanced Process Systems Corp.	29,873	558,830
Alteogen, Inc. (b)	35,976	7,331,106
Amorepacific Corp.	24,741	3,007,025
AMOREPACIFIC Group	24,265	570,267
Anterogen Co. Ltd. (b)	4,278	45,220
Asiana Airlines, Inc. (b)	198,499	1,517,043
BGF retail Co. Ltd.	7,448	558,938
Bioneer Corp. (b)	27,506	587,487
BNC Korea Co. Ltd. (b)	153,174	531,352
BNK Financial Group, Inc.	257,927	1,587,099
Bukwang Pharmaceutical Co. Ltd. (b)	38,384	148,628
Celltrion Pharm, Inc. (b)	28,002	1,806,449
Celltrion, Inc.	136,055	17,228,032
Cheil Worldwide, Inc.	60,410	807,515
Chunbo Co. Ltd. (b)	4,163	217,147
CJ CGV Co. Ltd. (b)	351,724	1,436,025
CJ CheilJedang Corp.	11,024	3,087,361
CJ Corp.	12,022	1,061,150
CJ ENM Co. Ltd. (b)	13,023	796,612
CJ Logistics Corp.	7,278	502,824

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
CMG Pharmaceutical Co. Ltd. (b)	155,804	$241,657
Com2uSCorp	7,538	209,465
CosmoAM&T Co. Ltd. (b)	21,321	2,233,555
Coupang, Inc. (b)	908,273	19,028,319
Coway Co. Ltd.	45,852	2,138,539
CS Wind Corp.	18,999	683,219
Daehan Flour Mill Co. Ltd.	34,114	3,506,815
Daewoo Engineering & Construction Co. Ltd. (b)	169,724	458,680
DB HiTek Co. Ltd.	33,097	1,175,767
DB Insurance Co. Ltd.	54,746	4,553,881
Delivery Hero SE (b) (e)	150,217	3,566,042
Deutsch Motors, Inc.	105,344	372,703
Devsisters Co. Ltd. (b)	16,903	720,818
DGB Financial Group, Inc.	141,138	822,322
Digitech Systems Co. Ltd. (b) (c)	19,094	—
DIO Corp. (b)	21,698	300,919
DL E&C Co. Ltd.	24,038	565,805
DL Holdings Co. Ltd.	10,665	457,902
Dongjin Semichem Co. Ltd.	28,855	839,552
Dongkuk CM Co. Ltd.	16,320	81,926
Dongkuk Steel Mill Co. Ltd.	27,641	196,188
Dongsuh Cos., Inc.	41,733	582,109
Dongwon F&B Co. Ltd.	94,964	3,032,087
Dongwon Industries Co. Ltd.	164	4,265
Doosan Bobcat, Inc.	41,119	1,532,441
Doosan Co. Ltd.	24,171	3,810,466
Doosan Enerbility Co. Ltd. (b)	293,804	4,290,200
Doosan Fuel Cell Co. Ltd. (b)	39,340	604,461
Douzone Bizon Co. Ltd.	16,508	873,071
Ecopro BM Co. Ltd. (b)	42,703	5,677,188
Ecopro Co. Ltd. (b)	91,241	5,972,259
E-MART, Inc.	13,213	542,343
Enchem Co. Ltd. (b)	16,180	2,644,751
Eone Diagnomics Genome Center Co. Ltd. (b)	272,504	82,157
Eubiologics Co. Ltd. (b)	11,980	104,439
F&F Co. Ltd.	17,009	771,058
Fila Holdings Corp.	41,087	1,196,941
GeneOne Life Science, Inc. (b)	78,316	116,350
Genexine, Inc. (b)	22,283	100,528
Gradiant Corp.	49,899	524,547
Gravity Co. Ltd. ADR	1,923	155,282
Green Cross Corp.	5,229	434,199
Green Cross Holdings Corp.	30,089	305,808
GS Engineering & Construction Corp. (b)	70,196	766,470
GS Holdings Corp.	57,429	1,956,716
GS Retail Co. Ltd.	79,761	1,208,149
Hana Financial Group, Inc.	249,824	11,016,576
Hana Tour Service, Inc.	73,122	3,107,619
Hanall Biopharma Co. Ltd. (b)	66,754	1,500,934
Hancom, Inc.	131,034	2,156,135
Hanjin Kal Corp.	29,607	1,389,475
Security Description	Shares	Value
Hankook Tire & Technology Co. Ltd.	66,443	$2,181,783
Hanmi Pharm Co. Ltd.	5,952	1,169,645
Hanmi Science Co. Ltd.	32,854	741,095
Hanmi Semiconductor Co. Ltd.	61,244	7,666,067
Hanon Systems	215,563	740,729
Hansol Chemical Co. Ltd.	7,346	975,019
Hanssem Co. Ltd.	37,851	1,682,878
Hanwha Aerospace Co. Ltd.	52,537	9,522,689
Hanwha Corp.	44,678	871,489
Hanwha Galleria Corp. (b)	96,884	86,362
Hanwha Ocean Co. Ltd. (b)	112,330	2,493,049
Hanwha Solutions Corp.	109,608	2,197,734
Hanwha Systems Co. Ltd.	129,900	1,779,814
Harim Co. Ltd.	739,804	1,821,966
HD Hyundai Co. Ltd.	38,250	2,070,196
HD Hyundai Construction Equipment Co. Ltd.	1,651	65,968
HD Hyundai Electric Co. Ltd.	1,901	428,122
HD Hyundai Heavy Industries Co. Ltd. (b)	15,313	1,732,099
HD Hyundai Infracore Co. Ltd.	272,344	1,511,593
HD HYUNDAI MIPO (b)	18,817	1,271,327
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	35,971	4,149,796
Helixmith Co. Ltd. (b)	9,260	24,420
Hite Jinro Co. Ltd.	28,612	441,704
HL Mando Co. Ltd.	27,868	888,780
HLB Global Co. Ltd. (b)	68,579	209,997
HLB Life Science Co. Ltd. (b)	176,438	1,053,629
HLB, Inc. (b)	96,742	4,111,447
HMM Co. Ltd.	305,726	4,359,899
Hotel Shilla Co. Ltd.	78,550	3,058,685
HS Industries Co. Ltd.	123,428	361,810
Hucentech Co. Ltd. (b) (c)	167,826	91,747
Hugel, Inc. (b)	5,923	993,980
Humasis Co. Ltd. (b)	113,158	132,271
Huons Co. Ltd.	63,568	1,459,316
Huons Global Co. Ltd.	37,896	640,089
HYBE Co. Ltd.	16,188	2,381,453
Hyosung Advanced Materials Corp.	1,617	444,044
Hyosung Heavy Industries Corp.	9,422	2,368,334
Hyosung TNC Corp.	1,670	418,562
Hyundai Bioland Co. Ltd.	442,950	1,594,491
Hyundai Elevator Co. Ltd.	73,283	2,355,810
Hyundai Engineering & Construction Co. Ltd.	58,221	1,355,600
Hyundai Glovis Co. Ltd.	17,929	2,852,489
Hyundai Marine & Fire Insurance Co. Ltd.	89,998	2,255,671
Hyundai Mobis Co. Ltd.	56,423	10,309,033
Hyundai Motor Co.	125,134	26,817,675
Hyundai Motor Co. Preference Shares (d)	16,642	2,214,903

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Hyundai Motor Co. Preference Shares (d)	16,673	$2,202,072
Hyundai Rotem Co. Ltd.	60,360	1,789,094
Hyundai Steel Co.	69,443	1,465,542
Hyundai Wia Corp.	13,247	557,211
Industrial Bank of Korea	92,319	940,292
Inscobee, Inc. (b)	42,890	30,941
ISU Specialty Chemical (b)	37,352	1,294,363
Jeil Pharmaceutical Co. Ltd.	6,378	70,383
Jenax, Inc. (b) (c)	19,545	—
Jusung Engineering Co. Ltd.	84,707	2,298,443
JYP Entertainment Corp.	22,933	954,639
Kakao Corp.	260,266	7,686,025
Kakao Games Corp. (b)	33,786	503,170
KakaoBank Corp.	271,081	3,997,780
Kakaopay Corp. (b)	14,928	291,728
Kangwon Land, Inc.	69,349	699,284
KB Financial Group, Inc.	399,079	22,758,955
KCC Corp.	1,797	402,742
KCC Glass Corp.	1,410	41,025
KG Eco Solution Co. Ltd.	29,161	159,946
Kia Corp.	235,439	22,115,701
KIWOOM Securities Co. Ltd.	72,389	6,620,977
KMW Co. Ltd. (b)	30,415	291,887
Koh Young Technology, Inc.	410,573	3,770,173
Korea Aerospace Industries Ltd.	60,643	2,334,965
Korea Electric Power Corp. ADR (a) (b)	638,879	4,529,652
Korea Investment Holdings Co. Ltd.	46,715	2,375,627
Korea Zinc Co. Ltd.	11,227	4,200,440
Korean Air Lines Co. Ltd.	205,921	3,478,143
Krafton, Inc. (b)	38,458	7,864,822
KT&G Corp.	90,840	5,820,623
Kum Yang Co. Ltd. (b)	42,423	2,650,474
Kumho Petrochemical Co. Ltd.	15,232	1,621,132
L&F Co. Ltd. (b)	24,894	2,446,900
LabGenomics Co. Ltd. (b)	200,916	319,656
LEENO Industrial, Inc.	7,115	1,214,693
LG Chem Ltd.	39,554	9,928,011
LG Chem Ltd. Preference Shares	16,713	2,926,141
LG Corp.	96,803	5,668,232
LG Display Co. Ltd. (b)	231,505	1,929,068
LG Display Co. Ltd. ADR (a) (b)	616,508	2,540,013
LG Electronics, Inc.	101,897	8,209,500
LG Energy Solution Ltd. (b)	28,929	6,861,837
LG H&H Co. Ltd.	7,656	1,921,648
LG H&H Co. Ltd. Preference Shares	1,604	177,704
LG Innotek Co. Ltd.	22,206	4,387,964
LG Uplus Corp.	187,981	1,341,063
Lotte Chemical Corp.	12,931	1,077,505
Lotte Corp.	63,952	1,170,789
Lotte Energy Materials Corp.	17,686	678,402
Security Description	Shares	Value
LOTTE Fine Chemical Co. Ltd.	13,169	$425,732
Lotte Shopping Co. Ltd.	11,167	515,150
Lotte Wellfood Co. Ltd.	15,754	2,099,007
LS Corp.	22,884	2,392,305
LS Electric Co. Ltd.	29,626	4,745,756
Lunit, Inc. (b)	39,102	1,328,019
LX Holdings Corp.	45,603	231,908
LX Semicon Co. Ltd.	9,615	567,889
MedPacto, Inc. (b)	26,388	136,110
Medytox, Inc.	12,675	1,395,033
Meritz Financial Group, Inc.	68,823	3,954,885
Mezzion Pharma Co. Ltd. (b)	45,464	1,225,365
Mirae Asset Securities Co. Ltd.	318,430	1,693,358
Modetour Network, Inc.	340,981	3,723,171
mPlus Corp.	123,523	995,184
Naturecell Co. Ltd. (b)	17,543	119,417
NAVER Corp.	131,704	15,969,050
NCSoft Corp.	13,223	1,728,164
NeoPharm Co. Ltd.	5,115	109,806
Netmarble Corp. (b) (e)	51,735	2,018,285
Nexon Games Co. Ltd. (b)	153,807	1,718,526
NH Investment & Securities Co. Ltd.	119,373	1,100,504
NHN Corp.	10,358	156,141
NongShim Co. Ltd.	3,731	1,325,433
OCI Co. Ltd.	3,638	272,222
OCI Holdings Co. Ltd.	7,258	466,642
Orion Corp.	13,142	880,271
Orion Holdings Corp.	1,346	14,873
Oscotec, Inc. (b)	23,690	646,247
Ottogi Corp.	5,643	1,775,096
Pan Ocean Co. Ltd.	200,050	622,749
Pearl Abyss Corp. (b)	28,474	913,278
Pharmicell Co. Ltd. (b)	32,646	132,813
Posco DX Co. Ltd.	65,614	1,828,040
POSCO Future M Co. Ltd.	27,261	5,119,483
POSCO Holdings, Inc. ADR	305,477	20,082,058
Rainbow Robotics (b)	14,692	1,702,415
S-1 Corp.	29,920	1,260,705
Sajo Industries Co. Ltd.	25,385	891,656
Sam Chun Dang Pharm Co. Ltd. (b)	35,073	3,722,605
Samsung Biologics Co. Ltd. (b) (e)	15,295	8,078,071
Samsung C&T Corp.	75,536	7,792,308
Samsung E&A Co. Ltd. (b)	103,727	1,819,838
Samsung Electro-Mechanics Co. Ltd.	45,502	5,222,896
Samsung Electronics Co. Ltd. GDR	169,998	251,597,040
Samsung Electronics Co. Ltd. Preference Shares	587,482	27,144,101
Samsung Fire & Marine Insurance Co. Ltd.	27,636	7,809,956
Samsung Heavy Industries Co. Ltd. (b)	615,631	4,181,729

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Samsung Life Insurance Co. Ltd.	67,510	$4,340,454
Samsung SDI Co. Ltd.	49,131	12,635,215
Samsung SDS Co. Ltd.	30,015	3,238,088
Samsung Securities Co. Ltd.	80,345	2,323,088
SD Biosensor, Inc. (b)	26,229	187,690
Seegene, Inc.	32,802	476,600
Seoulin Bioscience Co. Ltd.	20	122
Shin Poong Pharmaceutical Co. Ltd. (b)	20,705	178,997
Shinhan Financial Group Co. Ltd.	430,497	15,058,794
Shinsegae, Inc.	7,646	871,527
SK Biopharmaceuticals Co. Ltd. (b)	16,634	936,531
SK Bioscience Co. Ltd. (b)	16,539	632,002
SK Chemicals Co. Ltd.	9,299	329,670
SK Hynix, Inc.	472,372	81,159,446
SK IE Technology Co. Ltd. (b) (e)	17,534	561,750
SK Innovation Co. Ltd. (b)	60,784	5,126,787
SK Square Co. Ltd. (b)	83,780	6,086,451
SK, Inc.	33,092	3,805,640
SKC Co. Ltd. (b)	21,020	2,574,626
SM Entertainment Co. Ltd.	16,386	957,090
S-Oil Corp.	33,537	1,620,204
SOLUM Co. Ltd. (b)	79,978	1,220,151
Solus Advanced Materials Co. Ltd.	26,421	350,105
Soulbrain Co. Ltd.	8,246	1,740,256
T&R Biofab Co. Ltd. (b)	28,744	126,336
Taihan Electric Wire Co. Ltd. (b)	91,422	1,099,853
TCC Steel	35,443	1,434,199
Wemade Co. Ltd. (b)	23,011	712,982
WONIK IPS Co. Ltd. (b)	27,875	704,722
Woori Financial Group, Inc.	562,365	6,001,556
Youlchon Chemical Co. Ltd.	107,337	2,815,013
Yuhan Corp.	47,591	2,797,030
Yungjin Pharmaceutical Co. Ltd. (b)	63,940	97,083
		996,353,381
SPAIN — 2.3%
Abertis Infraestructuras SA (b)	1,256	4,038
Acciona SA (a)	22,524	2,662,654
Acerinox SA	237,150	2,462,865
ACS Actividades de Construccion y Servicios SA (a)	256,853	11,088,372
Aedas Homes SA (e)	18,833	426,897
Aena SME SA (e)	60,604	12,211,045
Almirall SA (a)	134,839	1,358,429
Amadeus IT Group SA	388,239	25,856,164
Amper SA (a) (b)	6,725,119	694,097
Applus Services SA	1,050	14,404
Security Description	Shares	Value
Atlantica Sustainable Infrastructure PLC (a)	77,998	$1,712,056
Atresmedia Corp. de Medios de Comunicacion SA (a)	197,555	936,904
Audax Renovables SA (b)	470,971	940,879
Banco Bilbao Vizcaya Argentaria SA	5,112,411	51,241,749
Banco de Sabadell SA	4,035,969	7,788,156
Banco Santander SA	14,122,984	65,547,811
Bankinter SA (a)	711,985	5,819,174
Befesa SA (e)	52,369	1,743,289
CaixaBank SA	3,676,041	19,474,425
Cellnex Telecom SA (b) (e)	488,292	15,893,447
Cia de Distribucion Integral Logista Holdings SA	103,512	2,931,009
CIE Automotive SA (a)	46,915	1,304,796
Construcciones y Auxiliar de Ferrocarriles SA	37,906	1,425,965
Distribuidora Internacional de Alimentacion SA (b)	14,680,067	193,520
EDP Renovaveis SA (a)	251,317	3,515,006
eDreams ODIGEO SA (b)	240,228	1,673,519
Enagas SA (a)	196,527	2,925,622
Ence Energia y Celulosa SA (b)	396,643	1,454,700
Endesa SA (a)	265,466	4,988,941
Ercros SA (b)	88,701	371,230
Faes Farma SA	296,218	1,144,486
Fluidra SA (a)	88,807	1,855,038
Fomento de Construcciones y Contratas SA (a)	97,346	1,450,196
Gestamp Automocion SA (e)	146,246	435,735
Global Dominion Access SA (e)	95,582	329,857
Grenergy Renovables SA (a) (b)	43,778	1,581,173
Grifols SA (a) (b)	355,912	2,998,188
Grifols SA ADR (b)	219,834	1,386,053
Iberdrola SA	4,313,466	56,007,151
Indra Sistemas SA (a)	433,984	8,981,517
Industria de Diseno Textil SA	935,190	46,466,180
Inmobiliaria Colonial Socimi SA REIT (a)	253,801	1,477,022
Laboratorios Farmaceuticos Rovi SA	34,806	3,265,908
Lar Espana Real Estate Socimi SA REIT (b)	200,974	1,471,141
Let's GOWEX SA (a) (b) (c)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a) (b)	709,103	878,539
Mapfre SA (a)	834,632	1,926,790
Melia Hotels International SA (b)	92,389	758,973
Merlin Properties Socimi SA REIT	272,814	3,040,841
Metrovacesa SA (b) (e)	1,427	12,373

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Naturgy Energy Group SA (a)	153,353	$3,313,420
Neinor Homes SA (e)	75,415	1,010,326
Obrascon Huarte Lain SA (a) (b)	1,544,941	585,488
Oryzon Genomics SA (a) (b)	114,283	222,674
Pharma Mar SA (a)	44,726	1,525,295
Prosegur Cash SA (a) (e)	1,368,523	765,625
Redeia Corp. SA (a)	376,447	6,584,422
Repsol SA (a)	1,071,995	16,929,206
Sacyr SA	595,953	2,103,920
Solaria Energia y Medio Ambiente SA (a) (b)	103,712	1,286,045
Soltec Power Holdings SA (a) (b)	114,749	265,027
Talgo SA (e)	76,866	331,172
Tecnicas Reunidas SA (b)	131,435	1,779,132
Telefonica SA (a)	4,978,602	21,129,843
Tubacex SA (b)	665,652	2,311,458
Unicaja Banco SA (e)	3,147,543	4,297,687
Viscofan SA (a)	36,782	2,424,404
		450,993,468
SWEDEN — 3.0%
AAK AB	147,071	4,313,446
AddTech AB Class B	216,355	5,381,193
AFRY AB	123,458	2,214,974
Alfa Laval AB	447,501	19,611,076
Arise AB	43,446	204,508
Arjo AB Class B	63,945	247,684
Assa Abloy AB Class B	859,522	24,316,140
Atlas Copco AB Class A	2,134,395	40,147,635
Atlas Copco AB Class B	1,359,319	21,968,183
Atrium Ljungberg AB Class B	49,688	964,182
Beijer Alma AB	75,075	1,467,444
Beijer Ref AB (a)	236,271	3,647,741
BHG Group AB (a) (b)	174,945	272,737
BICO Group AB (a) (b)	94,139	393,972
Bilia AB Class A	261,373	3,492,312
Billerud Aktiebolag	184,035	1,704,768
Biotage AB	50,678	780,493
Boliden AB	246,428	7,890,666
BoneSupport Holding AB (b) (e)	89,525	2,223,289
Boozt AB (b) (e)	56,455	674,888
Bravida Holding AB (e)	169,495	1,257,984
Brighter AB (b) (c)	1,979,850	—
Bure Equity AB	71,554	2,412,115
Camurus AB (b)	28,966	1,641,102
Cantargia AB (a) (b)	208,854	88,746
Castellum AB (b)	427,816	5,227,417
Catena AB (a)	40,524	2,020,422
Cellavision AB	5,207	123,166
Cibus Nordic Real Estate AB publ (a)	72,579	1,081,468
Cint Group AB (b)	217,539	202,231
Ctek AB (b)	64,369	119,618
Dometic Group AB (e)	250,418	1,591,389
Security Description	Shares	Value
Electrolux AB Class B (b)	419,162	$3,477,514
Electrolux Professional AB Class B	283,359	1,883,673
Elekta AB Class B	225,784	1,411,390
Embracer Group AB (a) (b)	529,236	1,163,897
Enad Global 7 AB	109,796	142,660
Epiroc AB Class A	554,311	11,070,308
Epiroc AB Class B	339,657	6,215,702
EQT AB (a)	427,874	12,654,165
Essity AB Class B	514,765	13,192,123
Evolution AB (e)	192,638	20,081,996
Fabege AB (a)	237,021	1,894,566
Fastighets AB Balder Class B (b)	603,175	4,136,142
G5 Entertainment AB (a)	15,232	165,406
Genovis AB (a) (b)	260,180	698,960
Getinge AB Class B	86,468	1,470,092
H & M Hennes & Mauritz AB Class B (a)	884,689	14,005,223
Hansa Biopharma AB (a) (b)	122,466	535,186
Hemnet Group AB	57,377	1,734,822
Hexagon AB Class B	1,576,043	17,806,420
Hexatronic Group AB (a) (b)	258,633	1,243,076
Hexpol AB	270,821	3,017,590
HMS Networks AB (a)	44,728	1,775,571
Holmen AB Class B	84,291	3,320,637
Hufvudstaden AB Class A	153,490	1,818,945
Husqvarna AB Class B	356,826	2,861,967
Industrivarden AB Class A	188,289	6,411,306
Industrivarden AB Class C (a)	142,170	4,800,664
Indutrade AB	226,582	5,811,002
Instalco AB (a)	295,070	1,130,105
Intervacc AB (b)	100	31
Intrum AB (a)	61,959	175,518
Investment AB Latour Class B	103,661	2,801,437
Investor AB Class B	1,357,531	37,200,005
INVISIO AB	28,377	624,336
JM AB (a)	69,710	1,303,993
Kinnevik AB (b)	1,176	2,554
Kinnevik AB Class B	278,740	2,288,573
KNOW IT AB	332,323	5,221,672
L E Lundbergforetagen AB Class B (a)	61,975	3,066,505
Lifco AB Class B	176,371	4,846,364
Lindab International AB	26,817	574,314
Loomis AB	61,869	1,612,419
Maha Energy AB (a) (b)	202,439	167,645
Medicover AB Class B	10,745	193,183
MIPS AB (a)	32,189	1,261,396
Modern Times Group MTG AB Class B (b)	157,954	1,273,750
Munters Group AB (e)	126,405	2,384,820
Mycronic AB	96,296	3,715,373
NCC AB Class B	123,087	1,598,125
Net Insight AB Class B (b)	710,495	420,653
Nibe Industrier AB Class B	1,382,823	5,868,073

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Nolato AB Class B	275,636	$1,496,579
Nyfosa AB	241,937	2,346,219
Orron Energy AB (a) (b)	197,443	133,304
Pandox AB (a)	63,739	1,137,530
Peab AB Class B	258,934	1,629,615
PowerCell Sweden AB (a) (b)	44,933	124,826
Rvrc Holding AB (a)	27,156	117,187
Saab AB Class B	339,588	8,176,894
Sagax AB Class B	204,513	5,237,288
Samhallsbyggnadsbolaget i Norden AB (a)	707,177	360,126
Sandvik AB	1,129,136	22,646,266
Sectra AB Class B (a) (b)	175,351	4,010,313
Securitas AB Class B (a)	429,083	4,262,387
Sedana Medical AB (a) (b)	207,485	453,559
Skandinaviska Enskilda Banken AB Class A	1,507,167	22,272,633
Skanska AB Class B	346,485	6,242,501
SKF AB Class B	317,064	6,371,100
SSAB AB Class A	313,300	1,728,886
SSAB AB Class B	586,023	3,185,160
Stillfront Group AB (b)	429,581	403,815
Storskogen Group AB Class B	510,643	395,391
Svenska Cellulosa AB SCA Class B	427,906	6,325,535
Svenska Handelsbanken AB Class A	1,290,895	12,305,325
Swedbank AB Class A	753,908	15,526,367
SwedenCare AB	163,617	911,541
Swedish Orphan Biovitrum AB (b)	217,578	5,826,625
Tele2 AB Class B	742,516	7,481,111
Telefonaktiebolaget LM Ericsson Class B	2,782,433	17,288,067
Telia Co. AB	1,247,672	3,349,447
Tethys Oil AB	267,192	859,086
Thule Group AB (e)	77,457	2,033,299
Trelleborg AB Class B	210,600	8,201,114
Truecaller AB Class B (a)	316,382	1,059,964
Viaplay Group AB (a) (b)	156,524	10,603
Vicore Pharma Holding AB (a) (b)	163,742	330,879
Vimian Group AB (a) (b)	88,985	288,629
Vitec Software Group AB Class B	15,426	801,146
Vitrolife AB	86,302	1,420,411
Volvo AB Class A	178,053	4,647,112
Volvo AB Class B	1,330,072	34,048,698
Volvo Car AB Class B (a) (b)	96,069	297,409
Wallenstam AB Class B (a)	355,050	1,688,048
Wihlborgs Fastigheter AB	222,891	2,060,493
Xbrane Biopharma AB (a) (b)	103,597	2,573
Xvivo Perfusion AB (b)	11,115	436,090
		600,145,987
SWITZERLAND — 5.0%
ABB Ltd.	1,411,575	78,417,343
Security Description	Shares	Value
Accelleron Industries AG	86,385	$3,383,877
Adecco Group AG	259,520	8,612,159
Alcon, Inc.	446,198	39,833,078
ALSO Holding AG	5,512	1,699,114
Aryzta AG (b)	346,591	617,122
Ascom Holding AG	27,605	235,008
Avolta AG	64,914	2,521,142
Bachem Holding AG (a)	27,412	2,515,156
Baloise Holding AG	41,560	7,316,706
Barry Callebaut AG	2,035	3,315,424
Belimo Holding AG	4,205	2,108,583
BKW AG	16,742	2,669,852
Bucher Industries AG	5,616	2,262,399
Cembra Money Bank AG	22,826	1,948,313
Chocoladefabriken Lindt & Spruengli AG (d)	1,124	13,121,255
Chocoladefabriken Lindt & Spruengli AG (d)	80	9,241,042
Cie Financiere Richemont SA Class A	453,069	70,713,251
Clariant AG	248,061	3,903,386
Comet Holding AG	6,668	2,686,196
Daetwyler Holding AG Bearer Shares	5,874	1,103,418
DKSH Holding AG	26,542	1,792,899
DocMorris AG (a) (b)	7,052	419,855
dormakaba Holding AG	2,000	1,026,041
DSM-Firmenich AG	167,972	19,010,542
EMS-Chemie Holding AG	5,642	4,624,230
Flughafen Zurich AG	16,816	3,718,383
Forbo Holding AG	357	415,560
Galenica AG (e)	41,395	3,388,162
Geberit AG	33,738	19,928,923
Georg Fischer AG	57,020	3,823,119
Givaudan SA	7,690	36,456,043
Helvetia Holding AG	27,919	3,774,937
Idorsia Ltd. (a) (b)	84,459	190,423
Inficon Holding AG	1,572	2,389,664
International Workplace Group PLC	590,429	1,290,458
Interroll Holding AG (a)	220	648,787
Julius Baer Group Ltd.	253,019	14,134,825
Kuehne & Nagel International AG	62,569	17,992,243
Leonteq AG (a)	39,436	978,659
Logitech International SA	146,115	14,133,447
Lonza Group AG	60,202	32,854,508
Medmix AG (e)	63,745	963,340
Meyer Burger Technology AG (a) (b) (g)	2,764,853	33,845
Mobimo Holding AG	5,601	1,586,306
Novartis AG	1,686,922	180,537,824
OC Oerlikon Corp. AG	160,976	868,475
On Holding AG Class A (a) (b)	219,295	8,508,646
Partners Group Holding AG	19,475	25,010,183
PSP Swiss Property AG	33,768	4,332,796
Sandoz Group AG	345,187	12,499,872

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Schindler Holding AG (d)	39,342	$9,885,849
Schindler Holding AG (d)	19,007	4,738,001
Schweiter Technologies AG	317	140,579
SFS Group AG (a)	14,870	1,975,827
SGS SA	145,015	12,910,305
SIG Group AG	333,724	6,109,236
Sika AG	147,049	42,088,808
Sonova Holding AG	47,387	14,639,029
St. Galler Kantonalbank AG Class A	1,960	943,356
Straumann Holding AG	84,660	10,485,932
Sulzer AG	65,897	9,107,954
Swatch Group AG	50,668	2,069,347
Swatch Group AG Bearer Shares	26,214	5,369,115
Swiss Life Holding AG	28,119	20,671,502
Swiss Prime Site AG	61,793	5,858,851
Swisscom AG	22,483	12,647,626
Tecan Group AG	5,309	1,777,150
Temenos AG	84,252	5,813,069
u-blox Holding AG	13,401	1,404,823
UBS Group AG	2,537,002	74,675,832
Valiant Holding AG	13,068	1,480,439
VAT Group AG (e)	23,029	13,054,721
Vontobel Holding AG	22,903	1,371,224
Zurich Insurance Group AG	120,609	64,304,220
		999,079,614
TURKEY — 0.0% (f)
Eldorado Gold Corp. (a) (b)	89,931	1,328,246
UNITED KINGDOM — 9.2%
3i Group PLC	832,419	32,262,304
abrdn PLC	3,181,690	5,960,563
Admiral Group PLC	211,384	6,987,552
AO World PLC (b)	270,223	379,164
Ashtead Group PLC	379,538	25,341,651
Associated British Foods PLC	309,552	9,680,874
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	875,420	1,590,210
AstraZeneca PLC	1,323,944	206,789,631
Auto Trader Group PLC (e)	644,960	6,532,132
Aviva PLC	2,013,145	12,128,591
Avon Rubber PLC	233,783	3,835,914
B&M European Value Retail SA	670,608	3,706,211
Babcock International Group PLC	447,768	2,954,642
BAE Systems PLC	2,706,501	45,160,981
Balfour Beatty PLC	526,325	2,429,775
Barclays PLC	12,172,760	32,144,653
Barratt Developments PLC	1,392,853	8,314,048
Beazley PLC	456,722	4,087,582
Bellway PLC	86,490	2,772,659
Berkeley Group Holdings PLC	85,119	4,936,637
Big Yellow Group PLC REIT	241,783	3,588,187
Bodycote PLC	181,299	1,563,007
British American Tobacco PLC	1,908,594	58,627,459
Security Description	Shares	Value
British Land Co. PLC REIT	1,495,419	$7,780,715
Britvic PLC	186,240	2,780,380
BT Group PLC (a)	8,163,270	14,482,976
Bunzl PLC	287,517	10,939,847
Burberry Group PLC	474,736	5,267,796
Capita PLC (a) (b)	2,006,355	342,391
Capricorn Energy PLC	78,818	176,352
Centrica PLC	5,910,625	10,079,212
CK Hutchison Holdings Ltd.	1,858,500	8,902,823
Clarkson PLC	84,977	4,447,162
Close Brothers Group PLC	129,439	693,110
Coca-Cola Europacific Partners PLC	199,477	14,535,889
Compass Group PLC	1,446,639	39,499,824
ConvaTec Group PLC (e)	1,348,045	4,001,140
Croda International PLC	119,104	5,944,081
Currys PLC (b)	878,432	799,506
Darktrace PLC (b)	339,091	2,471,566
DCC PLC	73,227	5,128,168
Derwent London PLC REIT	97,529	2,786,272
DEV Clever Holdings PLC (a) (b) (c)	3,498,648	331,698
Diageo PLC	1,865,907	58,719,638
Diploma PLC	103,177	5,410,070
Direct Line Insurance Group PLC	1,238,586	3,143,917
Dowlais Group PLC	1,196,774	1,105,887
Drax Group PLC	332,351	2,067,854
DS Smith PLC	592,579	3,153,622
easyJet PLC	359,908	2,082,350
Endava PLC ADR (b)	58,564	1,712,411
EnQuest PLC (b)	11,550,406	1,982,797
Entain PLC	473,329	3,769,510
Firstgroup PLC (a)	855,011	1,710,936
Flutter Entertainment PLC (b) (d)	81,375	14,879,580
Flutter Entertainment PLC (b) (d)	25,981	4,737,895
Frasers Group PLC (b)	134,803	1,503,819
Future PLC	96,496	1,279,576
Games Workshop Group PLC	27,716	3,738,318
Genuit Group PLC	181,305	988,944
Genus PLC	54,801	1,143,020
Global Ship Lease, Inc. Class A (a)	265,722	7,650,136
Grafton Group PLC CDI	188,053	2,206,733
Great Portland Estates PLC REIT	243,857	1,034,211
Greggs PLC	52,253	1,830,989
Gym Group PLC (b) (e)	814,053	1,136,065
Halma PLC	327,922	11,217,074
Hammerson PLC REIT	3,501,854	1,226,194
Hargreaves Lansdown PLC	169,627	2,427,295
Hays PLC	1,196,486	1,429,291
Hiscox Ltd.	253,679	3,687,768
Howden Joinery Group PLC	513,715	5,704,863
HSBC Holdings PLC	16,252,851	140,508,760

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
IG Group Holdings PLC	312,292	$3,233,151
IMI PLC	199,476	4,448,058
Immunocore Holdings PLC ADR (b)	46,574	1,578,393
Impact Healthcare Reit PLC	314,516	342,316
Imperial Brands PLC	826,688	21,151,121
Inchcape PLC	358,608	3,372,672
Indivior PLC (b)	139,668	2,189,273
Informa PLC	1,028,634	11,127,930
IntegraFin Holdings PLC	181,299	795,254
InterContinental Hotels Group PLC	170,506	17,945,572
Intermediate Capital Group PLC	255,267	7,040,940
International Consolidated Airlines Group SA (b)	2,119,026	4,346,125
International Distribution Services PLC (b)	391,979	1,587,583
Intertek Group PLC	145,115	8,794,104
Investec PLC	487,928	3,537,288
ITV PLC	3,141,914	3,197,212
J Sainsbury PLC	2,114,958	6,817,469
JD Sports Fashion PLC	2,069,671	3,126,443
John Wood Group PLC (b)	897,369	2,339,058
Johnson Matthey PLC	170,820	3,383,677
Jupiter Fund Management PLC	720,199	700,100
Just Eat Takeaway.com NV (b) (e)	27,497	331,095
Just Eat Takeaway.com NV (a) (b) (e)	50,975	615,378
Keller Group PLC	86,339	1,340,252
Kingfisher PLC	3,359,987	10,567,426
Lancashire Holdings Ltd.	170,866	1,326,189
Land Securities Group PLC REIT	1,058,804	8,291,596
Legal & General Group PLC	5,069,162	14,545,990
Lloyds Banking Group PLC	60,124,812	41,604,448
London Stock Exchange Group PLC	315,813	37,526,590
LondonMetric Property PLC REIT	787,591	1,925,478
M&G PLC	2,188,910	5,644,680
Man Group PLC	2,364,605	7,239,590
Marks & Spencer Group PLC	2,589,644	9,378,771
Marshalls PLC	265,077	980,120
Melrose Industries PLC	1,196,774	8,372,064
Mobico Group PLC (a)	544,514	351,387
MONY Group PLC	714,518	2,006,959
National Grid PLC	4,367,471	48,727,619
NatWest Group PLC	4,650,688	18,330,510
NewRiver REIT PLC	1,024,390	1,010,046
Next PLC	182,741	20,873,413
Ninety One PLC	311,260	658,658
Nomad Foods Ltd.	125,935	2,075,409
Ocado Group PLC (a) (b)	468,983	1,712,718
Security Description	Shares	Value
Oxford Nanopore Technologies PLC (b)	929,354	$1,109,007
Pearson PLC	1,022,815	12,810,448
Pennon Group PLC	237,902	1,724,697
Persimmon PLC	133,419	2,280,214
Petrofac Ltd. (a) (b)	254,540	41,829
Phoenix Group Holdings PLC	481,573	3,174,663
Playtech PLC (b)	419,181	2,463,972
Quilter PLC (e)	1,730,732	2,627,569
Reckitt Benckiser Group PLC	614,925	33,285,114
Redrow PLC	176,148	1,485,199
RELX PLC (d)	1,079,643	49,664,203
RELX PLC (d)	513,588	23,646,824
Rentokil Initial PLC	1,585,798	9,245,245
Rightmove PLC	874,284	5,934,827
Rolls-Royce Holdings PLC (b)	7,926,685	45,771,900
Rotork PLC	938,397	3,995,213
RS Group PLC	475,434	4,212,981
S4 Capital PLC (b)	152,829	81,527
Sage Group PLC	961,948	13,236,138
Schroders PLC	576,615	2,651,733
Segro PLC REIT	1,142,242	12,969,177
Serco Group PLC	1,552,618	3,526,906
Severn Trent PLC	204,958	6,166,278
Shaftesbury Capital PLC REIT	1,541,935	2,713,230
Smith & Nephew PLC	820,396	10,169,431
Smiths Group PLC	488,995	10,539,258
Spectris PLC	106,244	3,733,623
Spirax Group PLC	61,947	6,640,448
Spirent Communications PLC	869,836	2,012,193
SSE PLC	1,146,099	25,925,974
SSP Group PLC	559,397	1,047,265
St. James's Place PLC	448,402	3,097,697
Standard Chartered PLC	2,494,209	22,574,966
Subsea 7 SA	216,204	4,077,367
Supermarket Income Reit PLC	2,138,614	1,959,980
Tate & Lyle PLC	669,267	5,059,200
Taylor Wimpey PLC	2,112,627	3,796,216
Telecom Plus PLC	52,783	1,176,993
Tesco PLC	5,986,949	23,158,383
THG PLC (a) (b)	637,446	501,205
TP ICAP Group PLC	701,943	1,772,877
Trainline PLC (b) (e)	242,341	963,143
Travis Perkins PLC	122,593	1,191,717
Tritax Big Box REIT PLC	2,078,732	4,075,600
Trustpilot Group PLC (b) (e)	470,484	1,278,688
Unilever PLC (d)	2,168,121	119,084,308
Unilever PLC (d)	26,981	1,482,859
UNITE Group PLC REIT	236,172	2,663,020
United Utilities Group PLC	608,825	7,562,240
Vanquis Banking Group PLC	95,483	60,471
Victrex PLC	80,799	1,170,501
Virgin Money U.K. PLC CDI	638,682	1,736,033
Vistry Group PLC (b)	315,284	4,714,850
Vodafone Group PLC	23,927,521	21,100,144
Weir Group PLC	221,425	5,553,280

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
WH Smith PLC	92,015	$1,316,698
Whitbread PLC	237,185	8,919,806
Wickes Group PLC	136,918	230,540
Wise PLC Class A (b)	396,350	3,414,491
Workspace Group PLC REIT	202,948	1,523,886
WPP PLC	1,151,083	10,540,624
		1,843,489,852
UNITED STATES — 7.2%
Access Bio, Inc. KDR (b)	40,977	197,666
Accustem Sciences, Inc. (b)	11	4
Adaptimmune Therapeutics PLC ADR (a) (b)	243,383	237,274
Argonaut Gold, Inc. (b)	301,258	94,670
ARM Holdings PLC ADR (b)	85,180	13,937,152
Bausch Health Cos., Inc. (a) (b)	289,760	2,020,178
BP PLC	15,073,791	90,548,271
Brookfield Renewable Corp. Class A (a)	162,560	4,604,689
Carnival PLC (b)	275,678	4,728,933
Chord Energy Corp.	13,577	2,276,580
Constellium SE (b)	69,603	1,312,017
CSL Ltd.	409,021	80,640,955
CyberArk Software Ltd. (b)	52,369	14,318,732
Energy Fuels, Inc. (a) (b)	24,437	148,049
Experian PLC	958,087	44,641,782
Ferroglobe PLC	82,401	441,669
Ferrovial SE	350,686	13,628,244
Fiverr International Ltd. (a) (b)	37,153	870,495
Flex Ltd. (b)	424,819	12,527,912
GFL Environmental, Inc.	167,330	6,515,396
Globant SA (b)	34,201	6,096,670
GSK PLC	3,367,122	65,101,287
Haleon PLC	5,520,013	22,510,529
Hecla Mining Co. (a)	17,208	83,459
Holcim AG	526,618	46,660,722
ICON PLC (b)	70,060	21,961,708
Inmode Ltd. (a) (b)	47,223	861,348
International Game Technology PLC	111,600	2,283,336
James Hardie Industries PLC CDI (b)	361,507	11,419,757
Maxeon Solar Technologies Ltd. (a) (b)	58,910	50,250
Mind Medicine MindMed, Inc. (b)	104	750
Monday.com Ltd. (b)	29,484	7,098,568
Nestle SA	2,190,536	223,587,761
Nordic American Tankers Ltd. (a)	339,067	1,349,487
PolyPeptide Group AG (b) (e)	15,638	497,715
Qiagen NV (b)	193,616	7,999,435
REC Silicon ASA (b)	641,046	420,240
Reliance Worldwide Corp. Ltd.	667,643	2,015,402
RHI Magnesita NV	1,275	55,846
Roche Holding AG	587,328	163,074,044
Security Description	Shares	Value
Roche Holding AG Bearer Shares (a)	22,254	$6,780,709
Sanofi SA	973,654	93,853,662
Schneider Electric SE (d)	487,338	117,152,952
Schneider Electric SE (d)	2,000	479,612
Shell PLC	5,577,349	199,806,177
Signify NV (e)	125,742	3,140,002
Sinch AB (b) (e)	531,085	1,288,822
Spotify Technology SA (b)	116,884	36,677,030
Stellantis NV (d)	903,035	17,881,594
Stellantis NV (d)	923,012	18,271,236
Stratasys Ltd. (b)	73,949	620,432
Swiss Re AG	255,530	31,706,649
Tenaris SA	322,949	4,966,833
UroGen Pharma Ltd. (a) (b)	118,982	1,996,518
Waste Connections, Inc.	221,873	38,919,996
Zymeworks, Inc. (b)	30,278	257,666
		1,450,618,872
ZAMBIA — 0.0% (f)
First Quantum Minerals Ltd.	539,018	7,078,710
TOTAL COMMON STOCKS (Cost $17,497,645,649)		19,922,935,473

RIGHTS — 0.0% (f)
AUSTRALIA — 0.0%
Bigtincan Holdings Ltd. (expiring 07/02/24) (b)	73	—
CANADA — 0.0% (f)
Pan American Silver Corp. (expiring 02/22/29) (b)	32,412	14,994
ITALY — 0.0% (f)
Amplifon SpA (expiring 07/09/24) (b)	69,156	1
TOTAL RIGHTS (Cost $14,245)		14,995
WARRANTS — 0.0%
AUSTRALIA — 0.0%
PointsBet Holdings Ltd. (expiring 07/08/24) (b)	23,421	—
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (c)	15,020	—
FRANCE — 0.0% (f)
Vantiva SA (expiring 09/22/24) (a) (b)	7,094	12
TOTAL WARRANTS (Cost $0)		12

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 3.0%
State Street Navigator Securities Lending Portfolio II (h) (i) (Cost $605,220,138)	605,220,138	$605,220,138
TOTAL INVESTMENTS — 102.5% (Cost $18,102,880,032)		20,528,170,618
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(500,332,202)
NET ASSETS — 100.0%		$20,027,838,416
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the security is $454,087, representing 0.00% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	670	09/20/2024	$78,407,545	$78,497,200	$89,655

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,921,972,651	$508,735	$454,087	$19,922,935,473
Rights	14,994	1	—	14,995
Warrants	12	—	0(a)	12
Short-Term Investment	605,220,138	—	—	605,220,138
TOTAL INVESTMENTS	$20,527,207,795	$508,736	$454,087	$20,528,170,618
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$89,655	$—	$—	$89,655
TOTAL OTHER FINANCIAL INSTRUMENTS:	$89,655	$—	$—	$89,655
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
Meyer Burger Technology AG	379,953	$154,091	$34,170	$—	$(3,507)	$(150,909)	2,764,853	$33,845	$—
State Street Institutional Liquid Reserves Fund, Premier Class	33,188,296	33,194,933	732,294,586	765,530,170	40,011	640	—	—	1,339,862
State Street Navigator Securities Lending Portfolio II	471,383,254	471,383,254	2,421,761,154	2,287,924,270	—	—	605,220,138	605,220,138	3,688,727
Total		$504,732,278	$3,154,089,910	$3,053,454,440	$36,504	$(150,269)		$605,253,983	$5,028,589
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 8.7%
29Metals Ltd. (a) (b)	258,583	$72,532
Abacus Group REIT (b)	372,819	287,580
Abacus Storage King REIT	223,343	172,279
Accent Group Ltd.	255,976	330,795
Adairs Ltd. (b)	79,725	97,970
Aeris Resources Ltd. (a) (b)	200,404	28,106
AET&D Holdings No 1 Ltd. (a) (c)	110,316	—
Alkane Resources Ltd. (a)	210,962	70,446
Amotiv Ltd. (b)	60,986	427,660
Appen Ltd. (a) (b)	281,106	88,236
Arafura Rare Earths Ltd. (a) (b)	708,879	82,849
ARB Corp. Ltd. (b)	43,564	1,094,816
Arena REIT (b)	212,718	549,787
Audinate Group Ltd. (a)	43,213	456,851
Aurelia Metals Ltd. (a)	512,200	64,994
Aussie Broadband Ltd. (a) (b)	156,832	362,401
Austal Ltd. (b)	134,852	224,252
Australian Agricultural Co. Ltd. (a) (b)	181,578	176,443
Australian Ethical Investment Ltd.	49,611	143,133
Australian Finance Group Ltd. (b)	143,102	131,888
Australian Strategic Materials Ltd. (a) (b)	95,190	49,587
AVZ Minerals Ltd. (a) (b) (c)	1,360,286	354,302
Baby Bunting Group Ltd. (b)	84,276	87,240
Bapcor Ltd. (b)	101,309	347,768
Bega Cheese Ltd.	151,296	429,433
Bellevue Gold Ltd. (a) (b)	410,398	489,241
Betmakers Technology Group Ltd. (a) (b)	608,908	34,973
Boss Energy Ltd. (a)	250,169	690,021
BrainChip Holdings Ltd. (a) (b)	718,076	105,505
Bravura Solutions Ltd. (a)	143,459	103,474
Bubs Australia Ltd. (a) (b)	419,784	36,446
BWP Trust REIT (b)	263,145	608,065
Calix Ltd. (a) (b)	63,126	59,865
Capricorn Metals Ltd. (a)	124,493	397,422
Centuria Capital Group REIT (b)	414,297	456,536
Centuria Industrial REIT (b)	214,918	432,034
Centuria Office REIT (b)	231,076	170,528
Chalice Mining Ltd. (a) (b)	132,318	125,483
Champion Iron Ltd. (b)	240,090	1,026,202
Charter Hall Retail REIT (b)	351,513	762,963
Charter Hall Social Infrastructure REIT (b)	198,893	314,809
Clinuvel Pharmaceuticals Ltd. (b)	19,679	202,002
Coast Entertainment Holdings Ltd. (a) (b)	169,452	52,058
Collins Foods Ltd.	48,863	296,962
Cooper Energy Ltd. (a) (b)	868,477	130,503
Core Lithium Ltd. (a) (b)	735,769	45,699
Security Description	Shares	Value
Credit Corp. Group Ltd.	25,174	$251,682
Cromwell Property Group REIT (b)	708,568	184,555
Data#3 Ltd.	65,405	365,608
De Grey Mining Ltd. (a)	731,309	556,781
Deep Yellow Ltd. (a)	297,941	266,633
Deterra Royalties Ltd.	272,369	725,788
Dexus Industria REIT (b)	133,400	251,237
Dicker Data Ltd. (b)	33,182	214,071
Elders Ltd. (b)	143,941	784,429
Electro Optic Systems Holdings Ltd. (a) (b)	43,368	45,183
EML Payments Ltd. (a) (b)	215,310	133,729
EVT Ltd. (b)	30,880	239,642
Firefinch Ltd. (a) (b) (c)	440,867	17,666
FleetPartners Group Ltd. (a) (b)	140,064	334,879
G8 Education Ltd.	151,938	120,244
GDI Property Group Partnership REIT (b)	216,572	80,997
Genesis Minerals Ltd. (a)	629,787	738,159
Gold Road Resources Ltd.	451,333	515,433
GrainCorp Ltd. Class A (b)	100,322	594,291
GWA Group Ltd.	132,570	212,489
Hansen Technologies Ltd.	93,215	282,632
Hastings Technology Metals Ltd. (a)	43,229	8,084
Healius Ltd. (a) (b)	414,789	415,525
Helia Group Ltd.	84,960	219,586
HMC Capital Ltd. REIT (b)	177,178	853,147
HomeCo Daily Needs REIT	742,034	574,858
Hotel Property Investments Ltd. REIT (b)	109,511	232,575
HUB24 Ltd.	57,683	1,793,273
Imdex Ltd.	347,341	514,977
Imugene Ltd. (a)	1,993,398	75,884
Infomedia Ltd.	202,486	227,187
Ingenia Communities Group REIT	268,039	855,667
Inghams Group Ltd. (b)	231,383	559,396
Insignia Financial Ltd. (b)	508,402	777,538
Integral Diagnostics Ltd. (b)	62,092	110,720
ioneer Ltd. (a) (b)	886,217	88,779
IPH Ltd.	106,489	445,914
IRESS Ltd. (a) (b)	160,865	864,841
Iris Energy Ltd. (a)	49,183	555,276
Johns Lyng Group Ltd. (b)	80,483	306,378
Judo Capital Holdings Ltd. (a) (b)	471,667	396,904
Jumbo Interactive Ltd.	12,601	145,505
Kelsian Group Ltd. (b)	59,604	205,004
Kogan.com Ltd.	61,076	170,093
Lake Resources NL (a) (b)	751,378	20,072
Leo Lithium Ltd. (a) (b)	339,610	114,538
Lifestyle Communities Ltd. (b)	49,566	411,466
Lovisa Holdings Ltd. (b)	34,923	766,638
MA Financial Group Ltd. (b)	31,432	94,044
Magellan Financial Group Ltd.	62,068	349,027

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Mayne Pharma Group Ltd. (a)	44,983	$141,497
McMillan Shakespeare Ltd.	40,061	468,743
Megaport Ltd. (a) (b)	63,718	477,457
Mesoblast Ltd. (a) (b)	417,407	275,978
Monadelphous Group Ltd.	44,971	385,635
Monash IVF Group Ltd.	306,423	262,968
Mount Gibson Iron Ltd. (a) (b)	328,324	89,901
Myer Holdings Ltd. (b)	420,580	231,730
Nanosonics Ltd. (a) (b)	139,456	278,476
National Storage REIT	621,377	954,469
Neometals Ltd. (a) (b)	291,923	16,767
Neuren Pharmaceuticals Ltd. (a)	68,367	971,165
Nick Scali Ltd.	40,092	369,769
Novonix Ltd. (a) (b)	119,746	56,780
NRW Holdings Ltd.	189,255	390,557
Nufarm Ltd.	161,233	495,326
Nuix Ltd. (a) (b)	137,661	283,166
OceanaGold Corp. (b)	309,597	710,443
OFX Group Ltd. (a) (b)	217,096	320,423
Omni Bridgeway Ltd. (a) (b)	114,288	84,723
oOh!media Ltd.	277,601	250,284
Paladin Energy Ltd. (a) (b)	113,350	944,746
Paradigm Biopharmaceuticals Ltd. (a) (b)	105,574	17,979
Peninsula Energy Ltd. (a) (b)	841,688	59,023
Perenti Ltd.	420,069	280,543
Perpetual Ltd. (b)	44,830	638,015
Perseus Mining Ltd.	539,627	846,916
PEXA Group Ltd. (a) (b)	87,369	804,638
Pinnacle Investment Management Group Ltd. (b)	82,794	784,069
Platinum Asset Management Ltd. (b)	181,465	126,039
PointsBet Holdings Ltd.	82,773	25,982
PolyNovo Ltd. (a) (b)	337,998	553,043
PPK Mining Equipment Group Pty. Ltd. (a) (c)	22,984	—
Praemium Ltd. (a) (b)	274,370	92,535
Ramelius Resources Ltd.	351,634	450,890
Red 5 Ltd. (a)	2,706,525	650,719
Regis Resources Ltd. (a)	389,230	456,207
Renascor Resources Ltd. (a) (b)	1,530,354	89,940
Resolute Mining Ltd. (a)	879,177	305,322
RPMGlobal Holdings Ltd. (a) (b)	136,488	261,611
Rural Funds Group REIT (b)	284,698	379,320
Sandfire Resources Ltd. (a) (b)	223,959	1,305,755
Sayona Mining Ltd. (a) (b)	7,014,653	168,651
Select Harvests Ltd. (a) (b)	46,377	122,033
Service Stream Ltd. (b)	207,454	177,342
Sigma Healthcare Ltd. (b)	431,523	367,446
Silver Mines Ltd. (a)	889,236	92,051
SiteMinder Ltd. (a) (b)	83,613	284,230
SmartGroup Corp. Ltd.	94,296	532,144
SolGold PLC (a) (b)	653,513	72,367
Solvar Ltd. (b)	92,413	70,359
Security Description	Shares	Value
Southern Cross Media Group Ltd. (b)	134,717	$54,882
Southern Cross Payment Ltd. (a) (b) (c)	218,742	—
St Barbara Ltd. (a) (b)	340,678	45,504
Strike Energy Ltd. (a) (b)	1,654,588	309,405
Syrah Resources Ltd. (a) (b)	278,066	65,926
Tabcorp Holdings Ltd.	993,082	464,261
Talga Group Ltd. (a) (b)	161,859	62,697
Temple & Webster Group Ltd. (a)	31,738	199,033
Tyro Payments Ltd. (a) (b)	172,382	114,550
Vulcan Energy Resources Ltd. (a) (b)	60,215	151,207
Waypoint REIT Ltd.	410,579	595,025
Webjet Ltd. (a) (b)	159,339	955,603
Weebit Nano Ltd. (a) (b)	82,239	140,054
West African Resources Ltd. (a)	377,209	405,590
Westgold Resources Ltd. (b)	192,957	311,857
Zip Co. Ltd. (a)	444,748	433,656
		54,526,585
AUSTRIA — 0.4%
ams-OSRAM AG (a)	346,565	479,969
AT&S Austria Technologie & Systemtechnik AG	11,959	276,336
DO & Co. AG	3,579	636,742
Kontron AG	22,315	459,667
Palfinger AG	5,164	122,866
Porr AG	7,700	115,535
Schoeller-Bleckmann Oilfield Equipment AG	4,785	193,851
		2,284,966
BELGIUM — 0.6%
AGFA-Gevaert NV (a) (b)	89,120	106,403
Care Property Invest NV REIT (b)	5,530	78,234
Fagron	22,625	441,805
Gimv NV	2,242	105,846
Kinepolis Group NV (b)	8,500	310,191
Materialise NV ADR (a)	17,917	89,764
Montea NV REIT	7,282	617,335
Ontex Group NV (a) (b)	38,811	337,341
Recticel SA (b)	28,972	385,651
Retail Estates NV REIT	5,828	387,262
X-Fab Silicon Foundries SE (a) (b) (d)	43,553	279,134
Xior Student Housing NV REIT	16,356	525,010
		3,663,976
BERMUDA — 0.0% (e)
Conduit Holdings Ltd.	49,916	311,708
BOSNIA AND HERZEGOVINA — 0.1%
Adriatic Metals PLC CDI (a)	124,605	324,548
BRAZIL — 0.3%
ERO Copper Corp. (a) (b)	48,082	1,027,455

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Karoon Energy Ltd. (a)	541,744	$662,101
		1,689,556
BURKINA FASO — 0.1%
IAMGOLD Corp. (a) (b)	198,983	747,450
CANADA — 8.1%
AbCellera Biologics, Inc. (a)	139,336	412,435
ADENTRA, Inc.	8,965	244,181
Advantage Energy Ltd. (a) (b)	140,050	1,062,384
Aecon Group, Inc. (b)	27,916	346,413
Ag Growth International, Inc. (b)	6,246	239,734
Aimia, Inc. (a) (b)	72,443	142,943
Alaris Equity Partners Income	22,613	261,272
Algoma Steel Group, Inc. (b)	34,893	241,996
Altius Minerals Corp. (b)	35,917	556,204
Altus Group Ltd. (b)	21,804	805,012
Andlauer Healthcare Group, Inc.	5,500	156,035
Artis Real Estate Investment Trust	117,908	549,752
Athabasca Oil Corp. (a)	269,182	1,019,010
Atrium Mortgage Investment Corp. (b)	34,272	266,492
Aurinia Pharmaceuticals, Inc. (a)	52,132	297,674
Aurora Cannabis, Inc. (a) (b)	44,442	205,264
AutoCanada, Inc. (a) (b)	16,279	228,776
Aya Gold & Silver, Inc. (a)	58,696	582,520
Badger Infrastructure Solution (b)	14,864	447,435
Birchcliff Energy Ltd. (b)	103,711	455,514
Bitfarms Ltd. (a) (b)	137,641	355,079
Calian Group Ltd. (b)	4,022	165,336
Calibre Mining Corp. (a)	263,349	346,423
Canaccord Genuity Group, Inc. (b)	54,119	334,598
Canopy Growth Corp. (a) (b)	31,611	204,218
Cardinal Energy Ltd. (b)	61,047	298,911
Cargojet, Inc. (b)	5,306	542,873
Cascades, Inc. (b)	25,073	165,461
Centerra Gold, Inc.	105,254	707,668
Cineplex, Inc. (a) (b)	44,611	267,989
Cogeco, Inc. (b)	6,762	238,191
Colossus Minerals, Inc. (a) (b) (c)	390	—
Converge Technology Solutions Corp. (b)	77,868	244,698
Corus Entertainment, Inc. Class B (b)	156,778	17,186
Cronos Group, Inc. (a) (b)	86,923	202,641
Denison Mines Corp. (a) (b)	296,914	594,544
dentalcorp Holdings Ltd. (a) (b)	45,794	275,765
Diversified Royalty Corp. (b)	61,163	121,133
Doman Building Materials Group Ltd. (b)	57,148	289,008
Dream Office Real Estate Investment Trust	17,809	235,440
DREAM Unlimited Corp. Class A (b)	21,647	310,859
Security Description	Shares	Value
Dundee Precious Metals, Inc.	75,947	$594,433
Dye & Durham Ltd. (b)	21,420	192,856
Endeavour Silver Corp. (a) (b)	80,690	283,640
Enghouse Systems Ltd. (b)	12,146	267,801
Equinox Gold Corp. (a) (b)	139,288	726,800
Exchange Income Corp. (b)	20,707	684,306
Extendicare, Inc. (b)	45,084	238,541
Fiera Capital Corp. (b)	55,854	320,017
Fission Uranium Corp. (a)	199,986	175,381
Fortuna Silver Mines, Inc. (a)	106,540	520,885
GASFRAC Energy Services, Inc. (a) (c)	21,904	—
Global Atomic Corp. (a) (b)	108,725	163,681
goeasy Ltd. (b)	5,500	792,312
GoGold Resources, Inc. (a)	175,521	171,885
Gold Royalty Corp. (a)	45,025	63,485
Headwater Exploration, Inc. (b)	107,554	569,859
Heroux-Devtek, Inc. (a) (b)	11,115	202,261
Hudbay Minerals, Inc.	178,658	1,616,389
i-80 Gold Corp. (a) (b)	30,925	32,544
Interfor Corp. (a) (b)	26,438	319,184
InterRent Real Estate Investment Trust	52,980	461,133
Jamieson Wellness, Inc. (b) (d)	25,371	537,883
K92 Mining, Inc. (a)	101,211	580,631
Karora Resources, Inc. (a)	110,356	480,668
Killam Apartment Real Estate Investment Trust	49,922	621,676
Knight Therapeutics, Inc. (a) (b)	70,233	291,023
Labrador Iron Ore Royalty Corp. (b)	26,810	570,155
Largo, Inc. (a) (b)	16,747	30,842
Laurentian Bank of Canada (b)	35,927	697,089
Li-Cycle Holdings Corp. (a) (b)	16,887	110,272
Lightstream Resources Ltd. (a) (b) (c)	64,736	—
MAG Silver Corp. (a) (b)	48,463	565,965
Major Drilling Group International, Inc. (a)	31,747	210,665
Martinrea International, Inc. (b)	67,001	563,095
Mattr Corp. (a) (b)	41,696	509,487
Milestone Pharmaceuticals, Inc. (a) (b)	18,923	25,168
Minto Apartment Real Estate Investment Trust (d)	18,601	200,916
Morguard North American Residential Real Estate Investment Trust	19,945	225,636
MTY Food Group, Inc. (b)	9,544	313,449
Mullen Group Ltd. (b)	57,849	555,513
Neptune Wellness Solutions, Inc. (a)	217	4
New Gold, Inc. (a) (b)	331,676	654,456
NFI Group, Inc. (a) (b)	33,279	385,237
North American Construction Group Ltd. (b)	18,147	349,850
North West Co., Inc. (b)	26,461	801,362

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
NuVista Energy Ltd. (a) (b)	91,810	$954,097
Optiva, Inc. (a)	2	10
Orla Mining Ltd. (a) (b)	94,380	362,111
Osisko Mining, Inc. (a) (b)	151,009	315,625
Parex Resources, Inc. (b)	47,472	760,468
Park Lawn Corp. (b)	12,463	236,900
Peyto Exploration & Development Corp. (b)	120,197	1,280,719
Polaris Renewable Energy, Inc. (b)	27,078	253,692
Poseidon Concepts Corp. (a) (c)	43,064	—
Precision Drilling Corp. (a) (b)	12,076	848,987
Real Matters, Inc. (a) (b)	36,268	166,451
Repare Therapeutics, Inc. (a) (b)	19,805	65,357
Richelieu Hardware Ltd. (b)	16,998	511,673
Rogers Sugar, Inc. (b)	61,441	250,551
Russel Metals, Inc.	31,195	849,664
Sandstorm Gold Ltd. (b)	101,312	550,854
Savaria Corp. (b)	22,836	300,230
Seabridge Gold, Inc. (a) (b)	22,793	311,491
Secure Energy Services, Inc. (b)	143,780	1,272,464
Sienna Senior Living, Inc. (b)	36,840	383,652
Silvercorp Metals, Inc. (b)	60,791	203,473
SilverCrest Metals, Inc. (a) (b)	54,401	444,479
Skeena Resources Ltd. (a)	36,283	194,627
Slate Grocery REIT Class U,	10,623	85,009
Sleep Country Canada Holdings, Inc. (b) (d)	16,322	311,088
SNDL, Inc. (a) (b)	130,626	248,189
Solaris Resources, Inc. (a) (b)	51,037	142,479
Southern Pacific Resource Corp. (a) (c)	281,142	—
Sprott, Inc. (b)	12,440	515,746
Stelco Holdings, Inc. (b)	21,313	578,949
SunOpta, Inc. (a)	30,676	165,650
Superior Plus Corp. (b)	60,206	390,271
Tamarack Valley Energy Ltd. (b)	241,865	659,302
Taseko Mines Ltd. (a)	92,861	228,700
TECSYS, Inc. (b)	4,164	106,477
TELUS Corp.	3	45
Tilray Brands, Inc. (a) (b)	323,329	536,381
Timbercreek Financial Corp. (b)	24,851	130,035
Torex Gold Resources, Inc. (a) (b)	36,652	567,854
Transcontinental, Inc. Class A (b)	32,975	364,367
Trisura Group Ltd. (a)	28,783	870,421
True North Commercial Real Estate Investment Trust	8,554	53,449
Twin Butte Energy Ltd. (a) (c)	83,708	—
Valeura Energy, Inc. (a)	40,446	127,100
Victoria Gold Corp. (a) (b)	31,202	24,171
Wajax Corp. (b)	11,475	214,766
Well Health Technologies Corp. (a)	133,743	460,357
Security Description	Shares	Value
Wesdome Gold Mines Ltd. (a) (b)	85,313	$687,068
Western Forest Products, Inc. (b)	184,195	61,248
Westshore Terminals Investment Corp. (b)	28,224	468,423
		50,632,622
CHINA — 0.3%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (b)	121,000	139,638
BOE Varitronix Ltd. (b)	147,000	89,623
China Tobacco International HK Co. Ltd. (b)	164,000	350,375
China Youzan Ltd. (a)	6,704,000	66,118
Inspur Digital Enterprise Technology Ltd. (b)	312,000	125,881
Sasseur Real Estate Investment Trust (b)	292,300	145,584
Theme International Holdings Ltd. (b)	1,870,000	117,363
TI Fluid Systems PLC (d)	159,006	262,103
Towngas Smart Energy Co. Ltd.	847,888	302,995
VSTECS Holdings Ltd.	504,000	285,975
		1,885,655
COLOMBIA — 0.0% (e)
Aris Mining Corp. (a)	34,137	128,979
Gran Tierra Energy, Inc. (a)	16,657	161,171
		290,150
DENMARK — 0.9%
Amagerbanken AS (a) (c)	308,573	—
Bavarian Nordic AS (a)	41,811	1,037,133
Better Collective AS (a) (b)	19,952	427,669
cBrain AS	8,201	287,581
Cementir Holding NV	33,681	336,430
Chemometec AS	6,705	293,516
D/S Norden AS	11,274	491,259
H&H International AS Class B (a)	28,976	418,095
Matas AS	25,973	432,995
NTG Nordic Transport Group AS (a)	7,125	311,287
Per Aarsleff Holding AS	11,351	622,346
Scandinavian Tobacco Group AS (d)	29,298	413,899
Spar Nord Bank AS	34,166	657,964
		5,730,174
EGYPT — 0.2%
Centamin PLC	654,570	1,000,377
FINLAND — 0.6%
Aktia Bank OYJ	23,336	231,596
Citycon OYJ	93,557	396,066
Finnair OYJ (a) (b)	24,953	70,188
F-Secure OYJ	62,605	130,168
Harvia OYJ	5,909	233,053

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Jervois Global Ltd. (a) (b) (f)	1,624,041	$17,354
Jervois Global Ltd. (a) (f)	178,491	2,361
Kamux Corp. (b)	14,054	82,090
Marimekko OYJ	14,802	226,221
Nokian Renkaat OYJ (b)	52,566	433,236
QT Group OYJ (a) (b)	6,991	581,052
Revenio Group OYJ	13,826	407,496
Terveystalo OYJ (d)	26,032	239,938
Tokmanni Group Corp.	21,521	302,153
WithSecure OYJ (a) (b)	62,605	68,842
YIT OYJ (b)	70,030	169,023
		3,590,837
FRANCE — 1.0%
AB Science SA (a) (b)	20,643	24,691
Atos SE (a) (b)	41,704	44,071
Aubay	5,257	209,874
Beneteau SACA (b)	27,442	287,345
Boiron SA	3,199	107,484
Bonduelle SCA (b)	12,822	83,551
Carbios SACA (a)	6,506	143,989
Cie des Alpes	5,594	81,297
Clariane SE (a) (b)	75,323	148,539
Criteo SA ADR (a)	36,165	1,364,144
DBV Technologies SA (a) (b)	23,198	20,263
Derichebourg SA	29,337	133,628
Elior Group SA (a) (b) (d)	60,532	171,400
Esker SA	2,226	419,170
Etablissements Maurel et Prom SA	41,862	270,764
Euroapi SA (a) (b)	38,709	105,790
Eutelsat Communications SACA (a) (b)	22,306	89,793
Fnac Darty SA (a)	12,025	379,546
GL Events SACA	8,751	155,877
ID Logistics Group SACA (a) (b)	1,081	407,235
Innate Pharma SA (a) (b)	50,278	100,981
Kaufman & Broad SA	9,044	248,139
Maisons du Monde SA (b) (d)	26,642	115,642
Manitou BF SA	5,905	131,637
McPhy Energy SA (a) (b)	6,710	14,886
Mersen SA	8,750	298,683
Nanobiotix SA (a)	13,323	63,541
Nexity SA (a) (b)	23,486	209,801
Quadient SA	18,020	336,818
SMCP SA (a) (b) (d)	27,840	55,498
Solutions 30 SE (a) (b)	73,063	111,820
Valneva SE (a) (b)	66,197	225,894
		6,561,791
GERMANY — 2.8%
2G Energy AG	5,432	128,661
About You Holding SE (a)	19,283	66,030
Affimed NV (a) (b)	6,476	35,294
Amadeus Fire AG	3,122	355,346
ATAI Life Sciences NV (a) (b)	42,160	56,073
Atoss Software SE	1,762	211,503
Security Description	Shares	Value
Aumann AG (d)	335	$5,134
Bilfinger SE	18,520	974,577
Borussia Dortmund GmbH & Co. KGaA (a)	46,906	177,458
BRANICKS Group AG (a) (b)	44,033	94,290
CANCOM SE	15,808	546,556
Ceconomy AG (a)	103,364	329,018
Cewe Stiftung & Co. KGaA	3,134	354,696
Deutsche Beteiligungs AG	7,764	209,691
Deutsche Pfandbriefbank AG (a) (b) (d)	50,171	271,811
Deutz AG	60,531	391,191
Draegerwerk AG & Co. KGaA Preference Shares	4,883	260,098
Eckert & Ziegler SE	8,000	393,204
Elmos Semiconductor SE	7,961	649,301
ElringKlinger AG	13,093	69,811
flatexDEGIRO AG	27,574	391,570
GFT Technologies SE	11,682	312,379
Grenke AG	7,118	157,533
Hamborner REIT AG	48,495	338,874
Hamburger Hafen und Logistik AG	12,106	207,594
Heidelberger Druckmaschinen AG (a)	73,487	100,025
Hornbach Holding AG & Co. KGaA	6,185	521,685
Hypoport SE (a)	1,754	562,451
Indus Holding AG	20,776	535,514
Instone Real Estate Group SE (d)	21,897	192,439
Jenoptik AG	23,230	672,711
JOST Werke SE (d)	7,679	353,889
Jumia Technologies AG ADR (a)	52,358	367,553
Kloeckner & Co. SE	53,198	314,723
Lilium NV (a) (b)	90,510	71,928
LPKF Laser & Electronics SE (a) (b)	8,312	71,802
Medios AG (a)	6,416	110,984
Montana Aerospace AG (a) (d)	9,871	205,637
Nagarro SE (a)	5,404	439,593
New Work SE	892	62,809
Norma Group SE	16,338	302,577
Patrizia SE	25,024	190,955
Pfeiffer Vacuum Technology AG (a)	3,552	599,961
PVA TePla AG (a)	7,969	129,905
SAF-Holland SE	31,966	633,802
Salzgitter AG	11,607	224,538
Secunet Security Networks AG	613	82,386
SFC Energy AG (a)	6,382	131,873
SGL Carbon SE (a) (b)	15,004	101,951
Sirius Real Estate Ltd. REIT	591,926	701,862
Stabilus SE	8,347	382,437
STRATEC SE	1,898	92,759
SUESS MicroTec SE	10,421	686,876
TAG Immobilien AG (a)	72,303	1,059,299

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Takkt AG	16,215	$207,151
Vossloh AG	4,100	205,647
		17,305,415
GHANA — 0.1%
Tullow Oil PLC (a) (b)	980,427	397,090
GREECE — 0.0%
TT Hellenic Postbank SA (a) (c)	129,076	—
GUERNSEY — 0.1%
Balanced Commercial Property Trust Ltd. REIT	493,464	494,040
HONG KONG — 0.9%
Aidigong Maternal & Child Health Ltd. (a)	3,342,000	18,406
Alliance International Education Leasing Holdings Ltd. (a) (d)	567,000	30,865
Cafe de Coral Holdings Ltd.	177,191	182,470
Canvest Environmental Protection Group Co. Ltd. (b)	447,000	240,464
China Ocean Resources Co. Ltd. (a) (c)	26,593	—
Chow Sang Sang Holdings International Ltd.	68,000	63,058
C-Mer Medical Holdings Ltd. (a)	328,000	116,792
Cowell e Holdings, Inc. (a) (b)	138,000	433,934
Dah Sing Financial Holdings Ltd.	41,200	114,776
EC Healthcare	139,000	21,542
Gold Fin Holdings (a) (c)	1,158,000	—
HKBN Ltd. (b)	660,000	207,957
Hong Kong Technology Venture Co. Ltd. (a)	304,000	66,194
Hutchison Port Holdings Trust Stapled Security	2,081,000	266,368
Hutchison Telecommunications Hong Kong Holdings Ltd.	662,000	83,095
Long Well International Holdings Ltd. (a) (c)	2,380,000	—
Luk Fook Holdings International Ltd.	142,000	302,282
Melco International Development Ltd. (a) (b)	718,000	482,811
Modern Dental Group Ltd.	178,000	98,035
Pacific Basin Shipping Ltd.	2,107,000	663,886
Pacific Textiles Holdings Ltd.	884,000	176,632
PAX Global Technology Ltd.	401,000	300,979
Peace Mark Holdings Ltd. (a) (c)	504,228	—
Perfect Medical Health Management Ltd.	438,000	142,496
Prosperity REIT	1,047,000	185,063
Realord Group Holdings Ltd. (a) (b)	232,000	159,869
Sa Sa International Holdings Ltd. (a)	661,248	70,297
Shenzhou Space Park Group Ltd. (a) (c)	780,000	—
Shun Tak Holdings Ltd. (a)	942,849	89,365
Security Description	Shares	Value
SMI Holdings Group Ltd. (a) (b) (c)	608,081	$—
Sunlight Real Estate Investment Trust	511,000	111,921
Superb Summit International Group Ltd. (a) (b) (c)	1,685,500	—
Texhong International Group Ltd. (a)	215,500	120,621
Truly International Holdings Ltd.	802,000	92,451
Value Partners Group Ltd. (b)	404,000	80,723
Vitasoy International Holdings Ltd. (b)	542,000	409,586
Viva Goods Company Ltd. (a) (b)	1,200,000	106,053
Yuexiu Real Estate Investment Trust (b)	1,469,000	178,747
Zhuguang Holdings Group Co. Ltd. (a)	1,270,000	20,333
		5,638,071
INDONESIA — 0.2%
First Pacific Co. Ltd.	1,272,000	591,408
First Resources Ltd.	208,800	212,613
Nickel Industries Ltd.	867,603	463,543
		1,267,564
IRAQ — 0.1%
Genel Energy PLC (a)	108,217	128,589
Gulf Keystone Petroleum Ltd. (a)	158,391	294,527
		423,116
IRELAND — 0.6%
Amarin Corp. PLC ADR (a) (b)	132,557	91,199
C&C Group PLC	167,467	336,171
Cairn Homes PLC	153,682	261,887
COSMO Pharmaceuticals NV (a)	4,590	358,067
Dalata Hotel Group PLC	132,732	566,177
Fineos Corp. Ltd. CDI (a)	138,692	156,537
GH Research PLC (a) (b)	9,360	109,138
Glenveagh Properties PLC (a) (b) (d)	224,853	303,161
Greencore Group PLC (a)	359,536	756,270
Irish Residential Properties REIT PLC (b)	333,443	323,775
Origin Enterprises PLC (b)	58,676	203,751
Uniphar PLC (b)	95,269	247,604
		3,713,737
ISRAEL — 2.4%
Ashdod Refinery Ltd.	5,507	84,362
AudioCodes Ltd.	15,294	158,752
Azorim-Investment Development & Construction Co. Ltd. (a)	52,851	212,683
Blue Square Real Estate Ltd.	2,187	148,676
Cellcom Israel Ltd. (a)	34,475	118,876
Ceragon Networks Ltd. (a) (b)	46,063	115,157

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Clal Insurance Enterprises Holdings Ltd. (a)	36,478	$516,978
Cognyte Software Ltd. (a)	25,249	192,902
Compugen Ltd. (a) (b)	52,938	88,936
Danel Adir Yeoshua Ltd.	2,520	206,767
Delek Automotive Systems Ltd.	13,172	66,435
Delta Galil Ltd.	5,508	232,181
Elco Ltd.	6,854	179,210
Electra Consumer Products 1970 Ltd. (a)	9,740	194,169
Electreon Wireless Ltd. (a)	2,120	84,976
FIBI Holdings Ltd.	6,679	263,281
Formula Systems 1985 Ltd.	5,610	394,332
Fox Wizel Ltd.	4,622	313,229
G City Ltd. (a)	94,783	222,994
Gilat Satellite Networks Ltd. (a) (b)	19,978	89,302
Hilan Ltd.	7,506	388,131
IDI Insurance Co. Ltd.	6,775	174,806
Innoviz Technologies Ltd. (a) (b)	61,098	56,668
Inrom Construction Industries Ltd.	72,616	188,807
Isracard Ltd.	85,773	286,654
Israel Canada T.R Ltd.	92,543	293,557
Isras Investment Co. Ltd.	1,218	211,765
Ituran Location & Control Ltd.	13,505	332,763
Kornit Digital Ltd. (a)	17,871	261,631
Magic Software Enterprises Ltd.	11,868	114,289
Matrix IT Ltd.	22,641	409,884
Mediterranean Towers Ltd.	46,105	88,374
Mega Or Holdings Ltd. REIT	11,800	282,408
Menora Mivtachim Holdings Ltd.	12,897	309,827
Migdal Insurance & Financial Holdings Ltd.	360,878	403,392
Nano Dimension Ltd. ADR (a) (b)	111,358	244,988
Nano-X Imaging Ltd. (a) (b)	42,522	312,111
Nexxen International Ltd. ADR (a) (b)	14,808	83,221
Oil Refineries Ltd.	1,993,601	460,404
One Software Technologies Ltd.	21,623	262,252
Oramed Pharmaceuticals, Inc. (a) (b)	12,292	31,590
Partner Communications Co. Ltd. (a)	76,398	308,050
Paz Oil Co. Ltd.	5,507	497,606
Perion Network Ltd. (a)	23,329	194,797
Radware Ltd. (a)	25,006	456,109
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,179	378,083
Reit 1 Ltd.	164,064	605,790
Sapiens International Corp. NV	24,130	805,785
Sella Capital Real Estate Ltd. REIT	141,993	247,108
Shufersal Ltd.	104,608	685,872
Silicom Ltd. (a)	6,574	99,399
Security Description	Shares	Value
Sisram Medical Ltd. (d)	100,000	$46,110
Summit Real Estate Holdings Ltd. REIT	11,703	132,339
Taboola.com Ltd. (a) (b)	64,620	222,293
Tel Aviv Stock Exchange Ltd.	46,077	330,240
ZIM Integrated Shipping Services Ltd.	49,521	1,097,881
		15,189,182
ITALY — 1.5%
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	325	—
Anima Holding SpA (d)	144,686	722,614
Arnoldo Mondadori Editore SpA	144,926	378,992
Ascopiave SpA (b)	37,593	91,660
Avio SpA (b)	6,891	87,887
Banca IFIS SpA	13,841	288,226
BFF Bank SpA (d)	84,067	799,177
Biesse SpA	11,622	132,406
Cromwell European Real Estate Investment Trust	125,400	188,156
Danieli & C Officine Meccaniche SpA	16,736	478,016
Datalogic SpA (a)	5,488	32,703
doValue SpA (a) (b) (d)	21,624	45,887
El.En. SpA (b)	38,104	385,510
Esprinet SpA (a)	26,643	144,915
Eurotech SpA (a) (b)	37,715	45,918
Fila SpA	10,681	98,218
Fincantieri SpA (a) (b)	13,490	65,509
GVS SpA (a) (b) (d)	24,898	175,317
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	21,311	39,376
Italmobiliare SpA (b)	2,227	68,143
Juventus Football Club SpA (a) (b)	103,336	245,146
Maire SpA	63,558	527,236
MARR SpA (b)	30,340	395,406
MFE-MediaForEurope NV Class A (b)	206,461	712,062
Moltiply Group SpA	7,359	268,947
OVS SpA (b) (d)	242,884	646,613
Piaggio & C SpA	84,761	252,179
RAI Way SpA (d)	48,638	255,947
Safilo Group SpA (a) (b)	62,579	67,337
Spaxs SpA (a)	16,373	83,668
Tamburi Investment Partners SpA (b)	64,551	647,549
Tinexta SpA (b)	8,685	150,234
Unieuro SpA (b) (d)	19,634	169,184
Webuild SpA (b)	148,714	326,419
Zignago Vetro SpA (b)	18,340	231,940
		9,248,497
JAPAN — 36.7%
77 Bank Ltd.	38,000	1,057,130
Access Co. Ltd. (a) (b)	14,500	114,929

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Adastria Co. Ltd. (b)	9,800	$221,453
Advanced Media, Inc.	14,900	103,094
Adways, Inc.	10,300	26,253
Aeon Delight Co. Ltd.	14,200	351,778
Aeon Fantasy Co. Ltd.	7,900	112,268
Ai Holdings Corp. (b)	20,900	308,706
Aichi Financial Group, Inc.	15,448	257,947
Aichi Steel Corp.	3,200	70,322
Aida Engineering Ltd.	29,500	167,068
Aiful Corp.	122,276	289,613
Aiming, Inc. (a)	22,000	33,918
Airtrip Corp.	10,200	87,758
Aisan Industry Co. Ltd.	29,800	259,356
Akatsuki, Inc.	2,300	37,904
Akebono Brake Industry Co. Ltd. (a)	70,600	75,050
Akita Bank Ltd.	1,800	29,843
Alconix Corp.	14,200	138,063
Altech Corp.	15,180	237,996
Amiyaki Tei Co. Ltd.	1,700	61,930
Amuse, Inc.	9,300	94,295
Anest Iwata Corp.	24,300	248,348
AnGes, Inc. (a) (b)	70,800	19,366
Anicom Holdings, Inc.	47,400	198,310
Appier Group, Inc. (a)	28,300	212,523
Arata Corp.	11,800	258,946
ARCLANDS Corp.	27,048	326,876
Arcs Co. Ltd.	25,500	460,826
ARE Holdings, Inc.	46,557	607,504
Arealink Co. Ltd.	8,200	88,545
Argo Graphics, Inc.	14,200	423,281
Arisawa Manufacturing Co. Ltd.	14,200	143,624
Artience Co. Ltd. (b)	21,100	440,731
Asahi Yukizai Corp.	10,300	335,522
Asanuma Corp.	13,400	314,883
ASKA Pharmaceutical Holdings Co. Ltd.	10,300	158,861
ASKUL Corp. (b)	25,100	340,939
Atom Corp. (a) (b)	14,700	66,071
Atrae, Inc. (a)	20,900	105,241
Autobacs Seven Co. Ltd.	25,000	241,670
Avex, Inc.	18,700	158,565
Awa Bank Ltd.	31,865	559,807
Axial Retailing, Inc.	39,200	249,782
Bando Chemical Industries Ltd.	32,700	406,971
Bank of Iwate Ltd.	8,000	142,534
Bank of Nagoya Ltd.	3,160	152,244
Bank of Saga Ltd.	10,300	174,612
Bank of the Ryukyus Ltd.	48,720	389,796
BASE, Inc. (a) (b)	30,300	52,553
Belc Co. Ltd.	6,300	298,433
Bell System24 Holdings, Inc.	15,700	155,965
Belluna Co. Ltd.	25,600	122,223
Bic Camera, Inc. (b)	33,500	319,256
BML, Inc.	15,000	268,277
BrainPad, Inc. (b)	16,600	109,284
Security Description	Shares	Value
Broadleaf Co. Ltd.	55,000	$198,993
BRONCO BILLY Co. Ltd. (b)	8,200	193,199
Bunka Shutter Co. Ltd.	41,600	455,412
Bushiroad, Inc. (b)	25,800	61,749
Can Do Co. Ltd. (b)	23,300	499,720
Carna Biosciences, Inc. (a) (b)	48,600	117,829
Cawachi Ltd.	4,600	84,073
Central Glass Co. Ltd.	21,469	499,822
Central Security Patrols Co. Ltd.	6,500	127,487
Change Holdings, Inc. (b)	19,100	142,603
Chiba Kogyo Bank Ltd.	50,400	318,329
Chiyoda Co. Ltd.	19,600	113,925
Chiyoda Corp. (a) (b)	102,700	192,810
Chiyoda Integre Co. Ltd.	5,600	110,357
Chofu Seisakusho Co. Ltd.	14,200	194,912
Chubu Shiryo Co. Ltd.	10,300	103,794
Chudenko Corp.	9,800	196,171
Chugin Financial Group, Inc.	40,400	423,565
Chugoku Marine Paints Ltd.	33,100	418,534
CI Takiron Corp.	43,400	198,303
Citizen Watch Co. Ltd.	135,500	905,523
CKD Corp.	41,859	827,500
CMK Corp.	38,800	143,999
COLOPL, Inc.	33,500	136,199
Colowide Co. Ltd.	21,100	262,471
Computer Engineering & Consulting Ltd.	10,200	135,759
Comture Corp.	14,200	161,103
Cosel Co. Ltd.	22,300	173,426
CRE Logistics REIT, Inc. (b)	383	341,429
Create Restaurants Holdings, Inc.	43,100	294,728
CTS Co. Ltd.	33,500	168,687
Curves Holdings Co. Ltd.	23,400	113,902
Cyber Security Cloud, Inc. (a)	2,500	35,652
CYBERDYNE, Inc. (a)	68,300	90,014
Cybozu, Inc. (b)	28,200	350,440
Dai Nippon Toryo Co. Ltd.	10,300	84,713
Daido Metal Co. Ltd.	27,600	107,065
Daihen Corp.	9,600	495,338
Daiho Corp.	15,700	326,961
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	21,700	114,125
Daiki Aluminium Industry Co. Ltd. (b)	33,500	264,901
Daikyonishikawa Corp.	18,900	82,598
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,800	187,094
Daiseki Co. Ltd.	26,939	626,333
Daishi Hokuetsu Financial Group, Inc.	28,951	923,279
Daito Pharmaceutical Co. Ltd.	9,460	131,144
Daiwabo Holdings Co. Ltd.	50,074	896,980
DCM Holdings Co. Ltd.	69,964	635,008
Demae-Can Co. Ltd. (a)	64,972	89,667
Denyo Co. Ltd.	9,800	177,894
Digital Arts, Inc.	8,100	227,098

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Digital Garage, Inc. (b)	16,884	$259,253
Digital Hearts Holdings Co. Ltd.	6,200	39,969
Dip Corp.	15,900	270,436
DKK Co. Ltd.	8,700	114,280
DKS Co. Ltd.	8,400	209,399
Doshisha Co. Ltd.	14,200	209,036
Doutor Nichires Holdings Co. Ltd. (b)	45,152	628,748
Dowa Holdings Co. Ltd.	17,400	617,534
DTS Corp.	39,687	1,039,915
Duskin Co. Ltd.	22,400	510,635
DyDo Group Holdings, Inc. (b)	8,200	136,514
Earth Corp. (b)	10,100	303,264
EDION Corp.	68,305	690,014
eGuarantee, Inc.	24,400	219,943
E-Guardian, Inc.	10,300	130,879
Ehime Bank Ltd.	20,540	167,783
Eiken Chemical Co. Ltd. (b)	18,900	263,185
Eizo Corp.	10,300	311,510
en Japan, Inc.	17,400	283,077
eRex Co. Ltd. (a) (b)	26,200	116,130
ES-Con Japan Ltd.	33,500	220,334
Eslead Corp.	16,200	452,686
ESPEC Corp.	16,000	316,797
Eternal Hospitality Group Co. Ltd.	14,200	328,385
euglena Co. Ltd. (a) (b)	41,900	140,917
Exedy Corp.	17,200	315,216
FAN Communications, Inc.	43,900	113,803
FCC Co. Ltd.	32,328	472,078
FDK Corp. (a)	22,600	100,594
Feed One Co. Ltd.	9,160	54,325
Ferrotec Holdings Corp. (b)	33,178	571,530
FIDEA Holdings Co. Ltd.	11,710	120,623
Financial Partners Group Co. Ltd.	27,700	385,382
Fixstars Corp. (b)	17,600	213,791
Freee KK (a)	31,000	466,754
Fronteo, Inc. (a) (b)	18,400	73,778
Fudo Tetra Corp.	9,040	136,168
Fuji Co. Ltd.	18,900	237,102
Fuji Pharma Co. Ltd.	7,000	65,100
Fuji Seal International, Inc.	10,800	165,297
Fujibo Holdings, Inc.	7,200	224,245
Fujimi, Inc.	26,883	507,211
Fujimori Kogyo Co. Ltd.	7,500	197,687
Fujita Kanko, Inc. (a)	4,399	266,357
Fujitec Co. Ltd.	37,381	998,314
Fujiya Co. Ltd.	200	3,250
Fukuda Corp.	4,000	145,468
Fukui Bank Ltd.	12,900	185,328
Fukuoka REIT Corp. (b)	776	760,274
Fukushima Galilei Co. Ltd.	8,400	347,258
FULLCAST Holdings Co. Ltd.	10,200	92,007
Funai Soken Holdings, Inc. (b)	21,100	300,773
Furukawa Co. Ltd.	17,838	208,476
Security Description	Shares	Value
Furukawa Electric Co. Ltd.	53,500	$1,354,961
Furuno Electric Co. Ltd. (b)	19,600	254,413
Fuso Chemical Co. Ltd.	14,200	361,047
Futaba Corp.	10,300	41,940
GA Technologies Co. Ltd. (a)	11,200	96,919
Gakken Holdings Co. Ltd.	20,800	136,805
Genki Sushi Co. Ltd.	3,200	66,841
Genky DrugStores Co. Ltd.	10,200	182,745
Geo Holdings Corp.	20,000	208,007
giftee, Inc. (a) (b)	9,300	64,463
Giken Ltd.	8,900	107,114
Global One Real Estate Investment Corp. REIT	440	278,727
GLOBERIDE, Inc.	12,000	159,642
Glory Ltd.	30,500	531,560
GMO GlobalSign Holdings KK (b)	9,900	183,525
GNI Group Ltd. (a) (b)	15,600	229,743
Goldcrest Co. Ltd. (b)	14,900	249,167
Gree, Inc. (b)	46,800	155,069
GS Yuasa Corp.	32,098	635,934
G-Tekt Corp.	15,200	184,921
GungHo Online Entertainment, Inc.	15,600	262,958
Gunma Bank Ltd.	119,200	761,024
Gunze Ltd.	9,200	329,429
Gurunavi, Inc. (a)	36,400	71,732
H.U. Group Holdings, Inc.	28,197	411,754
H2O Retailing Corp.	62,500	925,494
Hamakyorex Co. Ltd.	7,200	197,165
Hankyu Hanshin REIT, Inc.	527	432,123
Hanwa Co. Ltd.	24,244	928,404
Happinet Corp.	3,700	76,710
Hazama Ando Corp.	90,901	658,899
Heiwa Real Estate Co. Ltd.	20,500	499,565
Heiwa Real Estate REIT, Inc.	562	461,870
Heiwado Co. Ltd.	19,600	294,378
Hennge KK (a)	8,800	51,533
Hibiya Engineering Ltd.	7,500	166,682
Hiday Hidaka Corp.	10,604	198,092
Hioki EE Corp. (b)	8,200	346,127
Hirano Tecseed Co. Ltd. (b)	10,200	117,814
Hirata Corp. (b)	6,800	281,537
Hirogin Holdings, Inc.	49,100	379,406
HIS Co. Ltd. (a) (b)	17,800	180,036
Hochiki Corp.	16,900	235,440
Hogy Medical Co. Ltd. (b)	10,300	252,602
Hokkaido Electric Power Co., Inc.	96,800	718,508
Hokkoku Financial Holdings, Inc.	14,700	482,507
Hokuetsu Corp. (b)	49,500	325,569
Hokuhoku Financial Group, Inc.	68,100	874,852
Hokuriku Electric Power Co.	99,000	626,828
H-One Co. Ltd.	20,800	131,891
Hoosiers Holdings Co. Ltd.	40,000	288,201

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Hoshino Resorts REIT, Inc. (b)	152	$492,304
Hosiden Corp.	23,800	318,399
Hosokawa Micron Corp.	9,600	252,145
Hyakugo Bank Ltd.	111,200	478,369
Hyakujushi Bank Ltd.	16,100	340,296
IBJ, Inc.	14,900	55,298
Ichibanya Co. Ltd.	28,000	192,515
Ichigo Hotel REIT Investment Corp.	233	159,766
Ichigo Office REIT Investment Corp.	875	449,304
Ichigo, Inc.	151,300	377,168
Ichikoh Industries Ltd.	30,000	101,455
Idec Corp.	14,300	262,513
Iino Kaiun Kaisha Ltd.	68,380	544,115
Imuraya Group Co. Ltd.	8,600	131,678
Inaba Denki Sangyo Co. Ltd.	17,800	433,768
Inabata & Co. Ltd.	19,700	432,308
Infocom Corp.	14,500	546,251
Infomart Corp. (b)	80,500	154,634
Insource Co. Ltd.	34,400	190,541
Intage Holdings, Inc. (b)	17,100	159,349
Integrated Design & Engineering Holdings Co. Ltd.	9,800	258,007
Iriso Electronics Co. Ltd.	10,100	190,874
Ishihara Sangyo Kaisha Ltd.	16,800	169,608
Istyle, Inc. (a)	33,500	101,420
Itfor, Inc.	39,000	348,881
Itochu Enex Co. Ltd.	19,100	180,599
Itoki Corp.	28,900	308,475
J Trust Co. Ltd. (b)	54,400	137,640
Jaccs Co. Ltd.	15,000	434,073
Jade Group, Inc. (a) (b)	4,100	41,698
JAFCO Group Co. Ltd.	48,980	578,223
Japan Aviation Electronics Industry Ltd.	37,890	610,065
Japan Communications, Inc. (a)	128,500	150,180
Japan Display, Inc. (a) (b)	1,324,810	156,480
Japan Elevator Service Holdings Co. Ltd.	22,800	366,393
Japan Excellent, Inc. REIT (b)	1,039	766,687
Japan Lifeline Co. Ltd.	29,700	209,189
Japan Material Co. Ltd.	42,674	587,344
Japan Petroleum Exploration Co. Ltd.	16,200	654,606
Japan Pulp & Paper Co. Ltd.	7,900	298,595
Japan Securities Finance Co. Ltd.	26,100	259,118
Japan Steel Works Ltd.	39,397	1,048,970
Japan Wool Textile Co. Ltd.	22,200	187,829
JCU Corp.	13,547	336,443
Jeol Ltd.	24,200	1,093,408
JINS Holdings, Inc. (b)	6,600	160,630
JMDC, Inc. (b)	21,300	439,745
Joshin Denki Co. Ltd.	13,500	222,314
Joyful Honda Co. Ltd. (b)	45,400	629,944
JSP Corp.	8,100	116,419
Security Description	Shares	Value
JTOWER, Inc. (a) (b)	5,500	$57,852
Juki Corp.	31,600	101,562
Juroku Financial Group, Inc.	17,800	527,272
JVCKenwood Corp.	77,000	446,127
Kaga Electronics Co. Ltd.	18,100	649,242
Kamakura Shinsho Ltd.	5,300	14,135
Kameda Seika Co. Ltd. (b)	3,900	102,919
Kamei Corp.	19,100	281,406
Kanamoto Co. Ltd.	17,900	330,047
Kanematsu Corp.	82,735	1,385,603
Kanto Denka Kogyo Co. Ltd.	24,000	142,783
Kaonavi, Inc. (a)	8,100	80,164
Katakura Industries Co. Ltd.	54,448	730,780
Kato Sangyo Co. Ltd.	10,200	273,294
Kawada Technologies, Inc.	3,900	66,964
Kawai Musical Instruments Manufacturing Co. Ltd.	6,200	123,337
Keiyo Bank Ltd.	74,800	408,271
Kenko Mayonnaise Co. Ltd.	14,200	177,963
KH Neochem Co. Ltd.	17,000	241,800
Kisoji Co. Ltd. (b)	10,100	163,185
Kissei Pharmaceutical Co. Ltd.	22,800	462,066
Kitanotatsujin Corp. (b)	46,400	51,344
Kitz Corp. (b)	108,755	768,708
Kiyo Bank Ltd.	64,965	756,835
KLab, Inc. (a)	9,900	14,401
Koa Corp.	18,500	177,801
Kohnan Shoji Co. Ltd.	10,300	267,329
Komatsu Matere Co. Ltd.	27,500	132,320
KOMEDA Holdings Co. Ltd.	21,600	364,968
Komeri Co. Ltd.	10,100	219,442
Komori Corp.	48,036	405,526
Konica Minolta, Inc.	253,700	702,146
Konishi Co. Ltd. (b)	29,000	234,546
Konoike Transport Co. Ltd.	14,200	211,685
Koshidaka Holdings Co. Ltd. (b)	23,400	125,975
Kourakuen Holdings Corp. (a) (b)	8,000	67,587
Krosaki Harima Corp.	13,200	229,109
Kumagai Gumi Co. Ltd.	18,200	415,796
Kumiai Chemical Industry Co. Ltd.	48,900	244,713
Kura Sushi, Inc.	14,200	357,074
Kurabo Industries Ltd.	18,670	579,738
Kureha Corp.	21,800	378,647
Kusuri No. Aoki Holdings Co. Ltd.	24,200	457,342
KYB Corp.	13,683	461,034
Kyoei Steel Ltd.	17,000	221,509
Kyokuto Kaihatsu Kogyo Co. Ltd.	16,800	262,350
Kyorin Pharmaceutical Co. Ltd.	29,100	307,896
Kyoritsu Maintenance Co. Ltd. (b)	28,400	529,653
Kyosan Electric Manufacturing Co. Ltd.	14,200	63,735
Lacto Japan Co. Ltd.	7,400	127,888

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
LEC, Inc.	15,700	$119,170
Leopalace21 Corp.	144,120	460,510
Lifenet Insurance Co. (a) (b)	57,600	645,252
LIFULL Co. Ltd.	30,300	29,761
M&A Capital Partners Co. Ltd. (b)	8,400	114,621
Maeda Kosen Co. Ltd.	15,000	157,684
Makino Milling Machine Co. Ltd.	18,348	769,918
Mandom Corp.	16,800	126,266
Mars Group Holdings Corp.	14,200	336,330
Marudai Food Co. Ltd.	34,531	372,444
Maruha Nichiro Corp.	31,702	622,176
Marusan Securities Co. Ltd. (b)	63,438	427,100
Matsuya Co. Ltd.	28,900	201,757
Max Co. Ltd.	20,200	482,836
Maxell Ltd.	26,200	290,568
MCJ Co. Ltd.	40,200	377,609
MEC Co. Ltd. (b)	15,400	440,383
Media Do Co. Ltd.	4,300	40,444
Medical Data Vision Co. Ltd. (b)	63,400	236,085
Medinet Co. Ltd. (a) (b)	547,500	153,161
Medley, Inc. (a) (b)	9,600	214,845
MedPeer, Inc.	7,200	28,064
Megachips Corp.	13,519	342,891
Megmilk Snow Brand Co. Ltd.	23,300	376,746
Meidensha Corp.	26,649	604,680
Meiko Electronics Co. Ltd.	13,167	586,892
Meiko Network Japan Co. Ltd.	27,400	130,476
Meisei Industrial Co. Ltd.	30,100	241,571
MEITEC Group Holdings, Inc.	28,700	581,279
Melco Holdings, Inc.	4,000	87,032
Menicon Co. Ltd.	49,500	406,499
Mie Kotsu Group Holdings, Inc.	49,500	186,171
Milbon Co. Ltd.	12,000	248,042
Mimasu Semiconductor Industry Co. Ltd.	16,100	369,321
Minkabu The Infonoid, Inc. (b)	6,800	38,976
Mirai Corp. REIT	887	247,308
Mirait One Corp.	41,001	533,604
Miroku Jyoho Service Co. Ltd.	10,300	127,101
Mitsubishi Estate Logistics REIT Investment Corp.	298	705,819
Mitsubishi Kakoki Kaisha Ltd.	16,500	440,041
Mitsubishi Logisnext Co. Ltd.	14,200	141,329
Mitsubishi Pencil Co. Ltd. (b)	27,200	424,419
Mitsubishi Research Institute, Inc.	6,900	213,185
Mitsubishi Shokuhin Co. Ltd.	8,000	271,540
Mitsuboshi Belting Ltd. (b)	14,300	402,260
Mitsui DM Sugar Holdings Co. Ltd.	24,600	518,426
Mitsui Matsushima Holdings Co. Ltd. (b)	8,400	264,752
Mitsui Mining & Smelting Co. Ltd.	29,431	940,233
Mitsui-Soko Holdings Co. Ltd.	15,700	466,042
MIXI, Inc.	23,500	442,652
Security Description	Shares	Value
Miyaji Engineering Group, Inc.	5,200	$157,106
Miyazaki Bank Ltd.	4,180	92,248
Mizuho Leasing Co. Ltd.	51,000	356,994
Mizuno Corp.	7,800	384,036
Mochida Pharmaceutical Co. Ltd.	16,000	309,835
Modec, Inc.	9,000	162,365
Monex Group, Inc.	89,607	404,975
Money Forward, Inc. (a)	24,900	835,108
Monogatari Corp. (b)	13,800	291,253
Mori Trust Reit, Inc.	1,456	628,164
Morinaga Milk Industry Co. Ltd.	38,600	808,906
Morita Holdings Corp.	21,800	253,561
MOS Food Services, Inc. (b)	14,200	319,557
m-up Holdings, Inc.	15,700	140,545
Musashi Seimitsu Industry Co. Ltd.	28,300	331,275
Musashino Bank Ltd.	10,280	209,294
Nachi-Fujikoshi Corp.	14,200	309,847
Nagaileben Co. Ltd.	14,200	233,312
Nagano Keiki Co. Ltd.	24,700	452,972
NANO MRNA Co. Ltd. (a) (b)	88,000	96,830
Nanto Bank Ltd.	9,800	217,189
NET One Systems Co. Ltd.	49,300	903,496
Neturen Co. Ltd.	55,983	385,610
Nextage Co. Ltd. (b)	30,940	462,196
NexTone, Inc. (a)	4,200	35,326
NHK Spring Co. Ltd.	63,700	634,980
Nichias Corp.	32,218	945,350
Nichiban Co. Ltd.	9,800	117,154
Nichicon Corp.	39,900	297,650
Nichiha Corp.	16,900	359,832
Nichireki Co. Ltd.	10,300	159,245
Nihon House Holdings Co. Ltd.	48,800	104,359
Nihon M&A Center Holdings, Inc.	182,500	943,246
Nihon Nohyaku Co. Ltd.	33,500	157,650
Nihon Parkerizing Co. Ltd.	55,000	446,879
Nihon Tokushu Toryo Co. Ltd.	10,300	79,462
Nihon Trim Co. Ltd.	1,500	32,217
Nikkiso Co. Ltd.	65,240	467,217
Nikkon Holdings Co. Ltd.	61,638	1,394,384
Nippon Carbide Industries Co., Inc.	16,100	198,773
Nippon Carbon Co. Ltd.	14,271	459,554
Nippon Ceramic Co. Ltd.	10,200	161,693
Nippon Chemical Industrial Co. Ltd.	8,100	138,777
Nippon Coke & Engineering Co. Ltd.	367,172	280,754
Nippon Densetsu Kogyo Co. Ltd.	24,200	296,821
Nippon Gas Co. Ltd.	58,300	876,167
Nippon Kayaku Co. Ltd.	45,900	350,256
Nippon Light Metal Holdings Co. Ltd.	33,390	373,837

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Nippon Paper Industries Co. Ltd.	42,900	$256,024
Nippon Parking Development Co. Ltd. (b)	242,991	314,199
NIPPON REIT Investment Corp. (b)	413	847,258
Nippon Road Co. Ltd.	23,500	264,422
Nippon Sheet Glass Co. Ltd. (a)	43,400	114,125
Nippon Signal Company Ltd.	31,000	202,928
Nippon Soda Co. Ltd.	14,200	464,329
Nippon Thompson Co. Ltd.	53,200	209,347
Nippon Yakin Kogyo Co. Ltd.	8,600	244,324
Nipro Corp.	19,500	152,923
Nishimatsu Construction Co. Ltd.	27,583	773,511
Nishimatsuya Chain Co. Ltd.	24,253	322,800
Nishi-Nippon Financial Holdings, Inc.	76,100	958,464
Nishio Holdings Co. Ltd.	14,400	369,713
Nissan Shatai Co. Ltd.	22,200	135,938
Nissei ASB Machine Co. Ltd. (b)	4,700	162,160
Nissei Plastic Industrial Co. Ltd.	24,600	161,186
Nissha Co. Ltd.	24,400	308,982
Nisshin Oillio Group Ltd.	13,600	409,201
Nisshinbo Holdings, Inc. (b)	71,900	480,272
Nissin Corp.	10,300	305,747
Nissui Corp.	146,654	786,604
Nitta Corp. (b)	9,900	252,331
Nittetsu Mining Co. Ltd.	6,400	202,512
Nitto Boseki Co. Ltd.	17,430	703,225
Nitto Kogyo Corp.	22,300	485,205
Nittoku Co. Ltd. (b)	9,400	99,692
Nohmi Bosai Ltd.	17,400	263,174
Nojima Corp.	17,800	178,487
Nomura Co. Ltd.	43,200	234,181
Noritake Co. Ltd.	13,800	341,869
Noritsu Koki Co. Ltd. (b)	9,800	270,496
Noritz Corp. (b)	14,900	162,746
North Pacific Bank Ltd.	149,000	492,776
NPR-RIKEN Corp. (b)	11,200	196,414
NS United Kaiun Kaisha Ltd. (b)	10,000	314,559
NSD Co. Ltd.	38,606	740,392
NTN Corp.	202,900	404,009
NTT UD REIT Investment Corp.	1,283	927,595
Nxera Pharma Co. Ltd. (a)	33,500	333,834
Obara Group, Inc.	8,900	230,993
Ogaki Kyoritsu Bank Ltd.	10,000	142,235
Ohara, Inc.	9,600	77,762
Ohsho Food Service Corp.	6,800	365,237
Oiles Corp.	14,200	206,123
Oisix ra daichi, Inc. (a)	11,600	89,780
Oita Bank Ltd.	15,380	340,375
Okabe Co. Ltd.	18,400	88,763
Okamoto Industries, Inc.	6,360	198,478
Okamura Corp.	54,568	764,956
Okasan Securities Group, Inc.	88,082	436,960
Security Description	Shares	Value
Oki Electric Industry Co. Ltd.	48,500	$306,328
Okinawa Electric Power Co., Inc.	38,377	266,010
Okinawa Financial Group, Inc.	23,300	382,539
OKUMA Corp.	13,200	594,763
Okumura Corp.	16,800	524,282
Okuwa Co. Ltd. (b)	3,900	22,257
One REIT, Inc. (b)	158	251,645
Open Door, Inc. (a) (b)	8,500	34,664
Open Up Group, Inc. (b)	40,377	498,751
Optex Group Co. Ltd. (b)	17,500	183,964
Optim Corp. (a)	27,800	121,148
Optorun Co. Ltd.	14,200	178,317
Oriental Shiraishi Corp.	94,200	211,988
Osaka Organic Chemical Industry Ltd. (b)	21,000	498,042
Osaka Soda Co. Ltd. (b)	10,200	689,258
OSAKA Titanium Technologies Co. Ltd.	18,600	320,060
Osaki Electric Co. Ltd.	16,000	70,024
OSG Corp.	27,300	332,383
Oyo Corp. (b)	19,000	333,085
Pacific Industrial Co. Ltd.	30,100	282,176
Pacific Metals Co. Ltd. (a) (b)	7,399	58,922
Pack Corp. (b)	9,800	230,896
PAL GROUP Holdings Co. Ltd.	18,000	202,872
Paramount Bed Holdings Co. Ltd.	22,800	385,386
Pasona Group, Inc. (b)	10,300	134,977
Penta-Ocean Construction Co. Ltd.	147,853	608,471
PeptiDream, Inc. (a) (b)	51,200	792,858
Pharma Foods International Co. Ltd. (b)	10,200	61,507
PIA Corp. (a)	5,100	99,077
Pigeon Corp. (b)	53,200	481,036
PILLAR Corp.	14,800	494,069
Pilot Corp.	12,900	343,471
Piolax, Inc.	16,000	232,152
PKSHA Technology, Inc. (a) (b)	9,500	209,359
Pole To Win Holdings, Inc.	17,300	52,268
Press Kogyo Co. Ltd.	213,410	861,016
Pressance Corp.	5,500	66,946
Prestige International, Inc.	54,200	236,531
Prima Meat Packers Ltd.	14,500	214,715
Procrea Holdings, Inc. (b)	5,930	72,107
Qol Holdings Co. Ltd.	10,300	95,598
Raccoon Holdings, Inc.	12,600	43,786
Raito Kogyo Co. Ltd.	37,214	485,822
Raiznext Corp.	30,100	346,545
Raksul, Inc. (a) (b)	23,700	139,966
RaQualia Pharma, Inc. (a)	18,100	66,837
RENOVA, Inc. (a) (b)	48,200	297,842
ReproCELL, Inc. (a)	42,200	38,302
Resorttrust, Inc.	46,574	690,822
Restar Corp.	10,300	204,579
Retail Partners Co. Ltd.	10,300	111,286

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Rheon Automatic Machinery Co. Ltd.	10,300	$110,133
Ricoh Leasing Co. Ltd.	7,700	254,656
Riken Keiki Co. Ltd.	27,136	711,886
Riken Technos Corp.	48,300	319,178
Riken Vitamin Co. Ltd.	10,300	177,237
Ringer Hut Co. Ltd. (b)	14,200	201,268
Riso Kagaku Corp.	9,200	194,169
Rock Field Co. Ltd. (b)	14,200	128,971
Rorze Corp.	4,934	973,856
Round One Corp.	128,200	658,294
Royal Holdings Co. Ltd. (b)	14,200	224,485
RS Technologies Co. Ltd.	9,800	213,229
Ryobi Ltd. (b)	16,400	233,674
Ryoyo Ryosan Holdings, Inc.	12,935	237,697
S Foods, Inc. (b)	14,200	256,529
Sac's Bar Holdings, Inc.	30,500	154,339
Sagami Holdings Corp.	22,200	233,648
Saizeriya Co. Ltd.	14,400	490,563
Sakai Chemical Industry Co. Ltd.	26,953	506,856
Sakai Moving Service Co. Ltd.	8,400	133,055
Sakata INX Corp.	23,000	257,939
Sakata Seed Corp.	15,800	338,375
Sakura Internet, Inc. (b)	8,700	234,996
Sala Corp.	38,500	207,985
SAMTY HOLDINGS Co. Ltd.	21,800	336,365
San-A Co. Ltd.	10,000	313,938
San-Ai Obbli Co. Ltd.	38,800	497,603
SanBio Co. Ltd. (a) (b)	14,200	116,347
Sangetsu Corp.	31,700	587,453
San-In Godo Bank Ltd.	77,700	692,180
Sanken Electric Co. Ltd.	11,618	497,336
Sanki Engineering Co. Ltd.	24,900	329,554
Sankyo Tateyama, Inc.	27,800	139,121
Sanoh Industrial Co. Ltd.	39,400	251,057
Sansan, Inc. (a)	62,600	673,244
Sanyo Chemical Industries Ltd.	5,400	133,775
Sanyo Denki Co. Ltd.	5,000	226,284
Sanyo Electric Railway Co. Ltd.	7,800	103,573
Sanyo Special Steel Co. Ltd.	20,287	268,375
Sanyo Trading Co. Ltd.	27,500	275,752
Sato Holdings Corp.	26,840	359,569
SBI ARUHI Corp.	14,200	80,772
Seikagaku Corp.	21,600	118,031
Seiko Group Corp.	11,800	360,543
Seiren Co. Ltd. (b)	39,412	587,774
Sekisui Jushi Corp.	14,300	202,241
Sekisui Kasei Co. Ltd.	22,200	64,726
Senko Group Holdings Co. Ltd.	45,400	318,077
Senshu Ikeda Holdings, Inc.	135,860	337,834
Septeni Holdings Co. Ltd.	18,600	42,783
Seria Co. Ltd.	17,800	322,892
Shibaura Machine Co. Ltd. (b)	10,000	239,649
Shibuya Corp.	14,200	315,144
Shiga Bank Ltd.	27,600	723,200
Security Description	Shares	Value
Shikoku Bank Ltd.	24,000	$181,872
Shikoku Electric Power Co., Inc.	92,700	795,263
Shikoku Kasei Holdings Corp. (b)	23,200	307,199
Shima Seiki Manufacturing Ltd. (b)	20,445	214,796
Shinagawa Refractories Co. Ltd.	29,200	360,326
Shin-Etsu Polymer Co. Ltd.	21,800	204,367
Shinmaywa Industries Ltd.	26,000	229,355
Shizuoka Gas Co. Ltd.	27,400	163,010
Shochiku Co. Ltd. (b)	13,893	813,664
Shoei Co. Ltd. (b)	17,600	214,447
Shoei Foods Corp. (b)	7,200	209,922
Siix Corp.	20,700	165,229
Sinfonia Technology Co. Ltd.	28,680	606,192
Sinko Industries Ltd.	14,200	365,461
Sintokogio Ltd.	32,400	232,033
SKY Perfect JSAT Holdings, Inc.	55,000	296,780
Sodick Co. Ltd.	25,100	113,282
Solasto Corp.	44,400	128,624
Sotetsu Holdings, Inc.	37,200	563,689
Sourcenext Corp. (a) (b)	21,800	28,731
S-Pool, Inc.	26,400	53,010
ST Corp.	10,200	99,743
St. Marc Holdings Co. Ltd.	9,800	135,126
Star Asia Investment Corp. REIT	2,385	885,145
Star Micronics Co. Ltd. (b)	19,200	251,727
Starts Corp., Inc.	24,400	514,970
Starts Proceed Investment Corp. REIT (b)	214	266,070
Starzen Co. Ltd.	9,600	179,634
Stella Chemifa Corp.	7,200	193,808
StemRIM, Inc. (a) (b)	18,600	47,292
Studio Alice Co. Ltd.	10,600	140,622
Sumida Corp.	18,300	130,828
Sumiseki Holdings, Inc. (b)	12,800	108,298
Sumitomo Densetsu Co. Ltd.	15,100	343,096
Sumitomo Mitsui Construction Co. Ltd.	74,360	184,906
Sumitomo Osaka Cement Co. Ltd.	18,979	464,269
Sumitomo Seika Chemicals Co. Ltd.	2,400	79,373
Sumitomo Warehouse Co. Ltd.	39,326	639,298
Sun Corp. (b)	9,000	261,283
Sun Frontier Fudousan Co. Ltd.	20,300	254,160
Sun-Wa Technos Corp.	20,000	284,098
Suruga Bank Ltd. (b)	107,400	705,718
SWCC Corp.	4,500	137,775
SymBio Pharmaceuticals Ltd. (a) (b)	23,600	24,207
Syuppin Co. Ltd.	20,000	177,048
T Hasegawa Co. Ltd.	12,200	254,072
Tachi-S Co. Ltd.	19,500	238,204
Tadano Ltd.	63,800	449,170
Taihei Dengyo Kaisha Ltd.	12,500	414,957
Taiho Kogyo Co. Ltd.	22,300	112,567

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Taikisha Ltd.	10,300	$340,644
Taiko Pharmaceutical Co. Ltd. (a)	33,500	86,634
Taiyo Holdings Co. Ltd.	18,400	389,482
Takamatsu Construction Group Co. Ltd.	7,900	152,244
Takaoka Toko Co. Ltd.	1,900	23,836
Takara Holdings, Inc.	49,800	337,758
Takara Standard Co. Ltd.	28,600	308,473
Takasago International Corp.	23,200	567,525
Takasago Thermal Engineering Co. Ltd.	31,700	1,127,216
Takeuchi Manufacturing Co. Ltd.	21,100	738,487
Takuma Co. Ltd.	33,500	344,247
Tamron Co. Ltd. (b)	19,600	507,485
Tamura Corp.	47,400	210,686
Tanseisha Co. Ltd.	22,600	140,776
Tatsuta Electric Wire & Cable Co. Ltd. (a)	46,700	209,026
Tayca Corp.	10,300	103,858
TechMatrix Corp.	25,200	313,629
Teikoku Electric Manufacturing Co. Ltd.	3,600	56,419
Teikoku Sen-I Co. Ltd.	14,200	234,283
TerraSky Co. Ltd. (a)	3,000	37,915
TKC Corp.	18,200	392,037
TKP Corp. (a) (b)	18,000	161,022
Toa Corp. (f)	18,500	127,773
Toa Corp. (b) (f)	32,000	202,710
TOA ROAD Corp.	63,000	513,446
Toagosei Co. Ltd. (b)	122,688	1,155,110
Tobishima Corp.	10,210	95,397
TOC Co. Ltd.	69,760	319,180
Tocalo Co. Ltd.	30,100	385,091
Toho Bank Ltd.	90,000	184,633
Toho Gas Co. Ltd.	24,500	594,452
Toho Titanium Co. Ltd. (b)	22,700	202,361
Toho Zinc Co. Ltd. (a)	6,800	35,932
Tokai Carbon Co. Ltd. (b)	121,700	696,412
TOKAI Holdings Corp.	42,800	261,813
Tokai Rika Co. Ltd.	18,500	248,185
Tokai Tokyo Financial Holdings, Inc.	113,300	404,995
Tokushu Tokai Paper Co. Ltd.	5,100	117,624
Tokuyama Corp.	17,800	326,488
Tokyo Kiraboshi Financial Group, Inc.	9,800	291,210
Tokyo Steel Manufacturing Co. Ltd.	49,275	499,612
Tokyotokeiba Co. Ltd. (b)	8,900	224,353
Tokyu Construction Co. Ltd.	33,500	160,357
Tokyu REIT, Inc.	685	665,156
Tomoe Engineering Co. Ltd.	2,800	85,901
TOMONY Holdings, Inc.	88,780	232,905
Tomy Co. Ltd.	52,800	1,039,851
Tonami Holdings Co. Ltd.	4,200	170,496
Topcon Corp.	50,978	569,327
Security Description	Shares	Value
Topre Corp.	24,000	$315,256
Topy Industries Ltd.	21,498	332,640
Torex Semiconductor Ltd.	18,300	212,738
Torii Pharmaceutical Co. Ltd.	5,600	127,937
Tosei REIT Investment Corp.	200	173,070
Tosho Co. Ltd.	9,000	40,283
Totetsu Kogyo Co. Ltd.	10,300	204,258
Towa Bank Ltd.	27,400	120,937
Towa Pharmaceutical Co. Ltd.	9,800	179,051
Toyo Construction Co. Ltd.	33,500	299,263
Toyo Corp.	5,668	61,169
Toyo Gosei Co. Ltd. (b)	2,000	125,824
Toyo Kanetsu KK	7,500	183,001
Toyo Tanso Co. Ltd. (b)	8,300	347,252
Toyobo Co. Ltd.	42,778	280,294
TPR Co. Ltd. (b)	16,100	255,722
Trancom Co. Ltd.	3,800	154,731
Transcosmos, Inc.	10,300	221,867
TRE Holdings Corp.	39,939	321,528
Tri Chemical Laboratories, Inc. (b)	25,295	684,031
Trusco Nakayama Corp.	21,500	329,063
TS Tech Co. Ltd.	22,800	270,082
TSI Holdings Co. Ltd. (b)	68,100	408,956
Tsubaki Nakashima Co. Ltd. (a)	26,400	128,997
Tsubakimoto Chain Co.	17,500	677,763
Tsuburaya Fields Holdings, Inc. (b)	12,500	133,190
Tsugami Corp.	33,500	323,629
Tsukishima Holdings Co. Ltd.	26,700	246,153
Tsukuba Bank Ltd.	102,500	205,178
Tsurumi Manufacturing Co. Ltd.	14,200	429,019
UACJ Corp.	21,700	518,690
Uchida Yoko Co. Ltd.	6,800	353,823
Ulvac, Inc.	14,100	921,242
Union Tool Co. (b)	7,200	283,327
Unipres Corp.	17,200	143,173
United Arrows Ltd.	10,200	126,121
United Super Markets Holdings, Inc. (b)	31,300	170,257
UNITED, Inc.	10,400	52,175
Unitika Ltd. (a)	6,400	12,811
Universal Entertainment Corp. (a) (b)	14,200	139,122
UT Group Co. Ltd. (b)	31,200	631,332
V Technology Co. Ltd.	3,872	73,536
Valor Holdings Co. Ltd.	30,000	459,157
Valqua Ltd. (b)	10,476	238,683
ValueCommerce Co. Ltd. (b)	14,200	104,077
Vector, Inc.	17,200	130,983
Vision, Inc.	14,900	115,043
Visional, Inc. (a)	14,500	647,209
Vital KSK Holdings, Inc.	27,500	232,671
VT Holdings Co. Ltd.	77,700	246,345
Wacom Co. Ltd.	70,400	330,424

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Wakachiku Construction Co. Ltd.	3,800	$80,200
Wakita & Co. Ltd.	14,200	152,540
Warabeya Nichiyo Holdings Co. Ltd.	14,200	202,063
Watahan & Co. Ltd.	21,700	240,661
WATAMI Co. Ltd.	15,600	91,063
WDB Holdings Co. Ltd.	7,500	87,188
WealthNavi, Inc. (a) (b)	37,400	350,610
West Holdings Corp.	14,700	238,146
World Co. Ltd.	9,800	128,425
World Holdings Co. Ltd.	9,000	121,074
W-Scope Corp. (a) (b)	19,500	62,066
YAKUODO Holdings Co. Ltd.	7,700	137,332
YAMABIKO Corp.	21,800	309,260
Yamagata Bank Ltd.	15,600	117,732
Yamaguchi Financial Group, Inc.	63,600	721,757
Yamaichi Electronics Co. Ltd.	15,600	322,939
YA-MAN Ltd. (b)	10,200	52,186
Yamanashi Chuo Bank Ltd.	21,700	283,560
Yamashin-Filter Corp.	29,300	72,494
Yamazen Corp.	48,100	424,306
Yellow Hat Ltd.	18,400	263,086
Yodogawa Steel Works Ltd.	17,900	625,376
Yokogawa Bridge Holdings Corp.	17,700	297,971
Yokowo Co. Ltd.	19,800	258,116
Yondoshi Holdings, Inc. (b)	10,200	123,648
Yonex Co. Ltd.	25,300	307,167
Yorozu Corp.	10,200	72,667
Yoshinoya Holdings Co. Ltd. (b)	29,200	556,372
Yuasa Trading Co. Ltd.	10,100	356,005
Yurtec Corp.	29,500	274,167
Zenrin Co. Ltd.	43,565	254,305
ZERIA Pharmaceutical Co. Ltd.	21,700	285,044
ZIGExN Co. Ltd.	33,500	124,537
Zojirushi Corp. (b)	23,100	222,154
		230,055,574
JERSEY — 0.1%
JTC PLC (d)	74,950	910,492
LUXEMBOURG — 0.0% (e)
B&S Group SARL (d)	18,983	101,725
MALAYSIA — 0.0% (e)
Frencken Group Ltd. (b)	204,500	245,958
MALTA — 0.0% (e)
Catena Media PLC (a) (b)	27,806	13,207
Kambi Group PLC (a)	11,653	116,418
		129,625
NETHERLANDS — 1.0%
AMG Critical Materials NV (b)	12,846	212,298
Brunel International NV	17,422	186,720
CM.com NV (a) (b)	4,054	29,545
Corbion NV	21,354	428,658
Flow Traders Ltd. (b)	18,102	358,527
Security Description	Shares	Value
ForFarmers NV	9,876	$28,526
Koninklijke BAM Groep NV	126,787	532,937
Koninklijke Heijmans NV	27,745	567,952
Merus NV (a)	24,435	1,445,819
NSI NV REIT (b)	13,394	275,904
Pharming Group NV (a) (b)	382,998	308,885
PostNL NV (b)	199,240	270,763
Sligro Food Group NV	6,835	94,644
TomTom NV (a) (b)	44,367	250,828
Van Lanschot Kempen NV (b)	18,970	762,417
Vastned Retail NV REIT (b)	12,617	313,717
		6,068,140
NEW ZEALAND — 0.3%
Air New Zealand Ltd.	267,819	86,494
Argosy Property Ltd. REIT	373,966	232,434
Kiwi Property Group Ltd. REIT	798,028	403,611
Oceania Healthcare Ltd. (a) (b)	151,522	48,935
Precinct Properties Group REIT	666,285	452,691
SKYCITY Entertainment Group Ltd. (b)	339,980	302,463
Summerset Group Holdings Ltd. (b)	83,542	483,610
		2,010,238
NORWAY — 1.8%
Avance Gas Holding Ltd. (d)	28,783	461,177
Bonheur ASA	4,333	97,668
Borregaard ASA	28,638	517,488
BW Offshore Ltd.	108,067	312,098
Crayon Group Holding ASA (a) (d)	63,954	750,810
Elmera Group ASA (d)	60,788	184,405
Europris ASA (d)	85,263	579,764
FLEX LNG Ltd.	22,743	626,701
Freyr Battery, Inc. (a) (b)	113,833	193,516
Grieg Seafood ASA	28,223	166,330
Hexagon Composites ASA (a)	53,971	151,813
Hexagon Purus ASA (a)	62,528	46,569
IDEX Biometrics ASA (a)	135,696	18,380
Kitron ASA	174,420	517,977
LINK Mobility Group Holding ASA (a)	118,074	227,886
NEL ASA (a)	789,842	415,562
Nykode Therapeutics ASA (a)	157,095	225,591
Odfjell Drilling Ltd.	498	2,717
Opera Ltd. ADR (b)	16,297	228,810
Pexip Holding ASA	35,919	97,831
PGS ASA (a)	425,396	357,177
PhotoCure ASA (a)	14,819	82,254
Protector Forsikring ASA	56,729	1,366,611
SFL Corp. Ltd.	63,191	877,091
SpareBank 1 Nord Norge	39,015	363,273
SpareBank 1 SMN	40,477	574,490
Stolt-Nielsen Ltd.	12,469	591,392
TGS ASA	49,348	594,169

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Veidekke ASA	74,203	$797,260
		11,426,810
PERU — 0.1%
Hochschild Mining PLC (a)	202,980	459,291
PORTUGAL — 0.3%
Altri SGPS SA	121,373	700,489
Greenvolt-Energias Renovaveis SA (a)	41,657	371,454
Mota-Engil SGPS SA	39,394	145,323
REN - Redes Energeticas Nacionais SGPS SA	274,684	674,160
		1,891,426
SINGAPORE — 1.0%
AEM Holdings Ltd. (a) (b)	184,324	244,813
AIMS APAC REIT	395,604	364,881
BW LPG Ltd. (d)	52,156	971,358
CapitaLand China Trust REIT	742,734	367,188
Capitaland India Trust (b)	443,500	320,701
CDL Hospitality Trusts REIT	696,680	488,357
Ezion Holdings Ltd. (a) (c)	4,945,500	—
Ezra Holdings Ltd. (a) (b) (c)	1,444,295	—
Far East Hospitality Trust REIT	437,200	200,010
Hyflux Ltd. (a) (b) (c)	33,300	—
iFAST Corp. Ltd.	69,500	369,231
IGG, Inc. (a)	444,000	171,176
Keppel Pacific Oak U.S. REIT	426,700	57,178
Lendlease Global Commercial REIT	1,698,497	701,832
Manulife U.S. Real Estate Investment Trust (a)	2,842,155	181,898
Midas Holdings Ltd. (a) (b) (c)	1,078,700	—
Prestige Biopharm Ltd. (a)	11,413	71,720
Prime U.S. REIT (b)	450,670	52,728
Raffles Medical Group Ltd.	505,874	371,404
Sheng Siong Group Ltd.	411,600	452,525
Singapore Post Ltd.	576,000	182,756
Starhill Global REIT	1,031,401	369,105
Swiber Holdings Ltd. (a) (b) (c)	200,200	—
Technics Oil & Gas Ltd. (a) (c)	1,254	—
UMS Holdings Ltd. (b)	514,992	448,398
		6,387,259
SOUTH AFRICA — 0.1%
Great Basin Gold Ltd. (a) (c)	266,255	—
Scatec ASA (a) (d)	56,392	458,921
		458,921
SOUTH KOREA — 12.0%
AbClon, Inc. (a)	9,444	103,805
ABLBio, Inc. (a)	15,200	248,456
ACE Technologies Corp. (a)	16,411	14,855
Advanced Process Systems Corp.	7,798	145,876
Ahnlab, Inc.	2,854	125,232
Air Busan Co. Ltd. (a)	26,581	52,139
Alteogen, Inc. (a)	16,149	3,290,806
Security Description	Shares	Value
Amicogen, Inc. (a)	36,183	$131,694
Amotech Co. Ltd. (a)	14,493	68,227
Anam Electronics Co. Ltd. (a)	88,029	108,014
Ananti, Inc. (a)	20,598	83,499
Anterogen Co. Ltd. (a)	3,060	32,345
APAM Corp. (a) (c)	6,724	—
Aprogen, Inc. (a)	83,324	67,676
AptaBio Therapeutics, Inc. (a)	12,885	93,981
Asiana Airlines, Inc. (a)	15,414	117,803
BGF Co. Ltd.	32,649	83,372
BH Co. Ltd.	16,265	285,952
Binex Co. Ltd. (a)	15,822	170,691
Binggrae Co. Ltd.	4,024	285,027
Bioneer Corp. (a)	9,553	204,038
BNC Korea Co. Ltd. (a)	20,478	71,037
Boditech Med, Inc.	10,233	122,290
Boryung	26,849	187,251
Bukwang Pharmaceutical Co. Ltd. (a)	19,135	74,093
BusinessOn Communication Co. Ltd. (a)	2,799	28,570
Cafe24 Corp. (a)	12,988	381,195
CANARIABIO M, Inc. (a)	33,459	2,431
Cellivery Therapeutics, Inc. (a) (c)	22,930	83,458
Cellumed Co. Ltd. (a)	38,648	41,189
Chabiotech Co. Ltd. (a)	26,794	301,712
Chong Kun Dang Pharmaceutical Corp.	4,946	351,771
CJ CGV Co. Ltd. (a)	49,912	203,782
CJ Freshway Corp.	2,023	30,055
Classys, Inc.	10,063	371,377
CMG Pharmaceutical Co. Ltd. (a)	54,901	85,153
CNK International Co. Ltd. (a) (c)	16,071	—
Com2uS Holdings Corp. (a)	1,818	33,019
Com2uSCorp	6,665	185,206
Cosmax, Inc.	5,902	834,384
Cosmochemical Co. Ltd. (a)	14,777	300,586
Creative & Innovative System (a)	26,801	211,254
Cuckoo Homesys Co. Ltd.	6,496	111,845
Daea TI Co. Ltd. (a)	32,610	70,953
Daeduck Co. Ltd.	17,785	84,241
Daeduck Electronics Co. Ltd.	28,706	451,496
Daehan Flour Mill Co. Ltd.	516	53,043
Daejoo Electronic Materials Co. Ltd. (a)	5,204	540,626
Daesang Corp.	16,740	342,340
Daewon Media Co. Ltd.	5,875	39,309
Daewon Pharmaceutical Co. Ltd.	12,185	124,727
Daewoong Co. Ltd.	21,024	235,212
Daewoong Pharmaceutical Co. Ltd.	3,970	295,335

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Daishin Securities Co. Ltd. Preference Shares	59,824	$643,657
Danal Co. Ltd. (a)	23,044	64,369
Daou Technology, Inc.	18,735	257,240
Dasan Networks, Inc. (a)	10,222	24,952
Dawonsys Co. Ltd. (a)	23,294	189,195
DB HiTek Co. Ltd.	27,802	987,663
Dentium Co. Ltd.	5,271	453,003
Devsisters Co. Ltd. (a)	4,490	191,473
DGB Financial Group, Inc.	97,618	568,759
DI Dong Il Corp.	6,739	140,508
DIO Corp. (a)	5,506	76,360
DL Holdings Co. Ltd.	8,226	353,183
DMS Co. Ltd.	43,024	201,602
Dong-A Socio Holdings Co. Ltd.	4,291	328,254
Dong-A ST Co. Ltd.	4,713	215,363
Dongjin Semichem Co. Ltd.	21,538	626,660
DongKook Pharmaceutical Co. Ltd.	16,121	218,304
Dongkuk CM Co. Ltd.	9,443	47,404
Dongkuk Steel Mill Co. Ltd.	15,396	109,276
Dongsuh Cos., Inc.	25,736	358,977
Dongsung Finetec Co. Ltd.	9,384	81,535
Dongsung Pharmaceutical Co. Ltd. (a)	25,881	90,720
Dongwha Enterprise Co. Ltd. (a)	6,713	73,689
Dongwha Pharm Co. Ltd.	30,570	179,000
Dongwon F&B Co. Ltd.	2,134	68,136
Doosan Co. Ltd.	4,333	683,081
Doosan Tesna, Inc.	6,019	163,757
DoubleUGames Co. Ltd.	7,778	260,491
Dreamtech Co. Ltd.	34,777	223,341
Duk San Neolux Co. Ltd. (a)	5,029	147,417
E Investment&Development Co. Ltd. (a)	54,672	55,288
Echo Marketing, Inc. (a)	54,359	500,743
Eco&Dream Co. Ltd. (a)	5,258	202,069
Ecopro HN Co. Ltd.	4,034	179,647
EM-Tech Co. Ltd.	14,629	315,111
Enchem Co. Ltd. (a)	5,555	908,009
ENF Technology Co. Ltd.	21,346	445,064
Enplus Co. Ltd. (a)	35,967	73,946
Enzychem Lifesciences Corp. (a)	25,629	36,623
Eo Technics Co. Ltd.	7,204	978,153
Eoflow Co. Ltd. (a)	16,074	148,070
Eone Diagnomics Genome Center Co. Ltd. (a)	191,563	57,754
E-TRON Co. Ltd. (a)	400,758	78,900
Eubiologics Co. Ltd. (a)	14,024	122,258
Eugene Corp.	46,505	121,964
Eugene Investment & Securities Co. Ltd.	112,069	470,584
Eugene Technology Co. Ltd.	4,216	152,070
Fila Holdings Corp.	26,802	780,792
Fine M-Tec Co. Ltd. (a)	11,410	75,182
Foosung Co. Ltd. (a)	41,848	222,541
Security Description	Shares	Value
GC Cell Corp.	6,192	$126,854
GemVax & Kael Co. Ltd. (a)	12,666	95,881
GeneOne Life Science, Inc. (a)	52,570	78,101
Genexine, Inc. (a)	20,400	92,033
Genome & Co. (a)	8,825	53,021
Genomictree, Inc. (a)	9,429	166,455
Giantstep, Inc. (a)	12,086	59,091
GOLFZON Co. Ltd.	2,078	116,543
Gradiant Corp.	6,421	67,499
Grand Korea Leisure Co. Ltd.	15,249	141,024
Gravity Co. Ltd. ADR	1,302	105,136
Green Cross Holdings Corp.	14,579	148,173
G-SMATT GLOBAL Co. Ltd. (a) (c)	4,929	—
HAESUNG DS Co. Ltd.	15,856	525,846
Hana Tour Service, Inc.	5,480	232,895
Hanall Biopharma Co. Ltd. (a)	15,762	354,402
Hancom, Inc.	10,542	173,466
Handsome Co. Ltd.	11,515	147,984
Hanil Cement Co. Ltd.	11,211	109,137
Hanjin Shipping Co. Ltd. (a) (c)	1,732	—
Hanjin Transportation Co. Ltd.	5,141	73,128
Hankook & Co. Co. Ltd.	14,545	160,719
Hansae Co. Ltd.	11,561	169,237
Hansol Chemical Co. Ltd.	3,821	507,153
Hansol Paper Co. Ltd.	25,197	205,750
Hanwha General Insurance Co. Ltd.	45,700	165,835
Hanwha Investment & Securities Co. Ltd. (a)	87,720	205,838
Harim Holdings Co. Ltd.	64,557	278,113
HD Hyundai Construction Equipment Co. Ltd.	7,365	294,279
HD Hyundai Infracore Co. Ltd.	50,046	277,771
HDC Holdings Co. Ltd.	15,710	92,103
HDC Hyundai Development Co-Engineering & Construction	14,776	195,367
Hecto Innovation Co. Ltd.	23,885	233,558
Helixmith Co. Ltd. (a)	22,996	60,643
HFR, Inc.	4,454	47,112
HL Holdings Corp.	2,960	73,113
HLB Global Co. Ltd. (a)	29,054	88,967
HLB Life Science Co. Ltd. (a)	41,621	248,547
Hlb Pharma Ceutical Co. Ltd. (a)	12,623	163,324
HLB Therapeutics Co. Ltd. (a)	29,011	147,953
Homecast Co. Ltd. (a)	22,420	42,755
HPSP Co. Ltd.	8,244	234,473
HS Industries Co. Ltd.	35,812	104,977
Humasis Co. Ltd. (a)	56,936	66,553
Humedix Co. Ltd.	1,366	32,004
Huons Co. Ltd.	4,609	105,808
Huons Global Co. Ltd.	2,846	48,071
Hyosung Advanced Materials Corp.	3,041	835,088
Hyosung Chemical Corp. (a)	1,860	87,967
Hyosung Heavy Industries Corp.	3,746	941,603

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Hyosung TNC Corp.	2,793	$700,025
HYULIM A-TECH Co. Ltd. (a)	13,383	7,564
Hyundai Bioland Co. Ltd.	54,954	197,818
Hyundai Bioscience Co. Ltd. (a)	19,753	263,612
HYUNDAI Corp.	2,784	45,709
Hyundai Department Store Co. Ltd.	4,226	149,514
Hyundai Elevator Co. Ltd.	10,308	331,369
Hyundai Ezwel Co. Ltd.	19,904	87,193
Hyundai GF Holdings	23,445	76,816
Hyundai Green Food	12,270	109,998
Hyundai Home Shopping Network Corp.	1,911	71,081
Il Dong Pharmaceutical Co. Ltd. (a)	9,316	87,983
Iljin Diamond Co. Ltd.	3,222	37,007
Ilyang Pharmaceutical Co. Ltd.	8,376	77,766
InBody Co. Ltd.	8,712	164,556
Innocean Worldwide, Inc.	11,662	181,729
InnoWireless Co. Ltd.	5,537	87,691
Innox Advanced Materials Co. Ltd.	6,180	183,851
Inscobee, Inc. (a)	58,034	41,865
Insun ENT Co. Ltd. (a)	38,988	216,679
Intellian Technologies, Inc.	3,580	153,187
Interojo Co. Ltd.	5,153	93,214
iNtRON Biotechnology, Inc.	15,771	71,494
IS Dongseo Co. Ltd.	6,211	112,579
ISC Co. Ltd.	2,054	97,738
ISU Specialty Chemical (a)	8,805	305,121
IsuPetasys Co. Ltd.	18,542	790,712
Jahwa Electronics Co. Ltd. (a)	23,922	424,044
JB Financial Group Co. Ltd.	103,217	1,097,782
Jeil Pharmaceutical Co. Ltd.	5,095	56,225
Jeisys Medical, Inc. (a)	47,891	447,771
Jeju Air Co. Ltd. (a)	21,163	158,357
Jenax, Inc. (a) (c)	1,564	—
JETEMA Co. Ltd. (a)	7,326	82,707
Jin Air Co. Ltd. (a)	22,558	191,903
JoyCity Corp. (a)	30,828	48,039
Jusung Engineering Co. Ltd.	15,430	418,678
JW Pharmaceutical Corp.	7,002	153,876
JW Shinyak Corp. (a)	15,352	18,848
KC Co. Ltd.	6,288	94,103
KEPCO Plant Service & Engineering Co. Ltd.	15,319	422,344
KG Dongbusteel	22,153	102,034
KG Eco Solution Co. Ltd.	12,791	70,158
Kginicis Co. Ltd.	16,255	129,426
KGMobilians Co. Ltd.	11,987	43,977
KH FEELUX Co. Ltd. (a)	2,751	2,650
KH Vatec Co. Ltd.	8,126	81,467
KINX, Inc.	4,859	294,046
KMW Co. Ltd. (a)	15,125	145,152
Koh Young Technology, Inc.	23,944	219,871
Kolmar BNH Co. Ltd.	29,025	377,652
Security Description	Shares	Value
Kolmar Korea Co. Ltd.	9,257	$478,822
Kolon Industries, Inc.	9,409	262,140
KoMiCo Ltd.	2,481	144,732
Komipharm International Co. Ltd. (a)	18,357	55,078
KONA I Co. Ltd.	6,644	72,739
Korea Electric Terminal Co. Ltd.	6,048	301,851
Korea Electronic Power Industrial Development Co. Ltd.	24,009	220,991
Korea Line Corp. (a)	93,347	196,324
Korea Petrochemical Ind Co. Ltd.	2,647	260,373
Korea Real Estate Investment & Trust Co. Ltd.	58,559	42,542
Korea United Pharm, Inc.	7,457	126,766
Korean Reinsurance Co.	131,963	765,031
KT Skylife Co. Ltd.	6,311	23,795
Kukdo Chemical Co. Ltd.	2,628	76,272
Kuk-il Paper Manufacturing Co. Ltd. (a)	36,435	21,175
Kumho Tire Co., Inc. (a)	53,328	253,371
KUMHOE&C Co. Ltd. (a)	15,293	42,218
Kwang Dong Pharmaceutical Co. Ltd.	19,233	89,982
L&C Bio Co. Ltd.	7,765	138,772
LabGenomics Co. Ltd. (a)	23,800	37,866
LB Semicon, Inc. (a)	11,837	53,144
LEMON Co. Ltd. (a)	1,684	3,413
LF Corp.	2,820	28,149
LigaChem Biosciences, Inc. (a)	13,137	679,516
Lime Co. Ltd. (a) (c)	2,258	—
Lotte Chilsung Beverage Co. Ltd.	2,836	273,608
LOTTE Fine Chemical Co. Ltd.	14,381	464,914
Lotte Tour Development Co. Ltd. (a)	21,706	152,644
Lotte Wellfood Co. Ltd.	1,955	260,477
Lunit, Inc. (a)	9,715	329,950
LX International Corp.	24,035	532,559
LX Semicon Co. Ltd.	5,094	300,866
Macrogen, Inc.	8,092	109,049
Maeil Dairies Co. Ltd.	965	30,110
Magnachip Semiconductor Corp. (a)	24,069	117,216
Mcnex Co. Ltd.	4,832	79,861
Medipost Co. Ltd. (a)	13,763	65,291
MedPacto, Inc. (a)	19,901	102,650
Medytox, Inc.	2,907	319,949
Meerecompany, Inc.	487	8,120
MegaStudyEdu Co. Ltd.	4,861	198,819
Mezzion Pharma Co. Ltd. (a)	9,899	266,802
Miwon Commercial Co. Ltd.	967	142,960
Modetour Network, Inc.	7,953	86,839
Myoung Shin Industrial Co. Ltd.	12,572	129,236
Namhae Chemical Corp.	20,636	105,991
Namsun Aluminum Co. Ltd. (a)	38,578	47,813

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Naturecell Co. Ltd. (a)	33,330	$226,881
Neowiz	9,925	147,451
NEPES Corp. (a)	9,976	112,334
NewGLAB Pharma Co. Ltd. (a) (c)	15,902	7,989
NEXTIN, Inc.	3,568	180,150
NHN Corp.	16,544	249,392
NHN KCP Corp.	14,002	94,601
NICE Holdings Co. Ltd.	5,705	45,383
NICE Information Service Co. Ltd.	27,767	228,752
NKMax Co. Ltd. (a)	39,090	57,364
OliX Pharmaceuticals, Inc. (a)	5,137	32,654
OQP Bio, Inc. (a) (c)	33,459	—
Orion Holdings Corp.	12,867	142,177
Oscotec, Inc. (a)	12,733	347,348
Ottogi Corp.	1,284	403,903
Paradise Co. Ltd.	25,683	263,080
Park Systems Corp.	1,972	267,900
Partron Co. Ltd.	7,937	44,687
Peptron, Inc. (a)	13,265	475,574
PharmaResearch Co. Ltd.	2,946	318,463
Pharmicell Co. Ltd. (a)	38,947	158,448
PI Advanced Materials Co. Ltd. (a)	9,088	165,056
POLUS BioPharm, Inc. (a) (c)	21,662	—
Poongsan Corp.	16,522	759,784
Power Logics Co. Ltd. (a)	16,026	78,354
Prestige Biologics Co. Ltd. (a)	13,665	39,610
PSK, Inc.	21,406	566,835
RAPHAS Co. Ltd. (a)	4,142	29,790
Reyon Pharmaceutical Co. Ltd.	3,709	36,726
RFHIC Corp.	4,937	51,181
RFTech Co. Ltd. (a)	11,608	32,509
S&S Tech Corp.	4,442	115,205
Sam Chun Dang Pharm Co. Ltd. (a)	6,104	647,871
Sambu Engineering & Construction Co. Ltd. (a)	74,104	81,991
Samjin Pharmaceutical Co. Ltd.	10,373	149,962
Samsung Pharmaceutical Co. Ltd. (a)	45,711	50,742
Samwha Capacitor Co. Ltd.	3,734	112,034
Samyang Holdings Corp.	4,068	203,326
Sang-A Frontec Co. Ltd.	3,881	79,932
Sangsangin Co. Ltd. (a)	25,399	57,570
Saramin Co. Ltd.	5,056	66,887
SeAH Besteel Holdings Corp.	7,232	109,019
Sebang Global Battery Co. Ltd.	2,368	178,912
Seegene, Inc.	15,672	227,708
Seobu T&D	16,862	85,382
Seojin System Co. Ltd. (a)	46,391	1,034,656
Seoul Semiconductor Co. Ltd.	24,237	160,934
SFA Engineering Corp.	19,969	390,966
SFA Semicon Co. Ltd. (a)	31,718	125,582
SGC Energy Co. Ltd.	4,758	86,933
Security Description	Shares	Value
Shin Poong Pharmaceutical Co. Ltd. (a)	14,473	$125,121
Shinsegae International, Inc.	6,457	74,632
Shinsung Delta Tech Co. Ltd.	6,551	295,545
Shinsung E&G Co. Ltd. (a)	209,052	301,314
SIMMTECH Co. Ltd.	7,973	208,520
SK Chemicals Co. Ltd.	3,949	140,001
SK D&D Co. Ltd.	7,302	58,352
SK Discovery Co. Ltd.	3,973	109,535
SK Eternix Co. Ltd. (a)	10,928	166,718
SK Networks Co. Ltd.	77,001	269,350
SK oceanplant Co. Ltd. (a)	9,784	99,937
SK Securities Co. Ltd.	313,104	127,835
SL Corp.	6,697	216,990
Solid, Inc.	17,277	68,531
SOLUM Co. Ltd. (a)	14,991	228,704
Solus Advanced Materials Co. Ltd.	17,818	236,106
Songwon Industrial Co. Ltd.	15,536	137,245
Soop Co. Ltd.	5,111	487,522
Soulbrain Holdings Co. Ltd.	4,313	209,932
SPC Samlip Co. Ltd.	1,776	73,672
ST Pharm Co. Ltd.	8,105	503,434
STIC Investments, Inc.	14,540	103,412
Sugentech, Inc. (a)	12,816	46,739
Suheung Co. Ltd.	1,600	24,642
Sungshin Cement Co. Ltd.	15,158	92,941
Synopex, Inc. (a)	34,477	306,824
T&R Biofab Co. Ltd. (a)	12,186	53,560
Taekwang Industrial Co. Ltd.	393	178,442
Taihan Electric Wire Co. Ltd. (a)	85,378	1,027,141
Taihan Fiberoptics Co. Ltd. (a)	24,901	21,274
TechWing, Inc.	34,123	1,581,582
Theragen Etex Co. Ltd. (a)	19,355	51,955
TKG Huchems Co. Ltd.	21,309	308,373
Tokai Carbon Korea Co. Ltd.	1,652	160,819
Toptec Co. Ltd.	10,067	57,703
Tovis Co. Ltd.	8,203	136,766
TSE Co. Ltd. (a)	2,816	122,951
TY Holdings Co. Ltd. (a)	24,835	62,516
UBCare Co. Ltd.	25,949	88,319
Unid Co. Ltd.	3,417	251,962
Union Semiconductor Equipment & Materials Co. Ltd.	51,525	433,087
Unison Co. Ltd. (a)	132,509	68,733
UTI, Inc. (a)	4,707	103,954
Value Added Technology Co. Ltd.	3,905	76,455
Vaxcell-Bio Therapeutics Co. Ltd. (a)	9,648	104,435
Webzen, Inc.	11,578	140,467
Wellbiotec Co. Ltd. (a)	54,639	21,633
Wemade Co. Ltd. (a)	9,321	288,805
Whanin Pharmaceutical Co. Ltd.	9,467	99,519
Wins Co. Ltd.	7,265	77,426
WiSoL Co. Ltd.	6,590	38,444

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Wonik Holdings Co. Ltd. (a)	103,451	$256,279
WONIK IPS Co. Ltd. (a)	16,962	428,825
Woojeon Co. Ltd. (a) (c)	76	—
Woongjin Thinkbig Co. Ltd. (a)	8,697	13,363
Woori Technology Investment Co. Ltd. (a)	73,191	416,867
Woori Technology, Inc. (a)	97,408	148,960
Wysiwyg Studios Co. Ltd. (a)	52,417	63,441
YG Entertainment, Inc.	5,838	170,920
Young Poong Corp.	573	141,117
Young Poong Paper Manufacturing Co. Ltd.	8,636	9,430
Yuanta Securities Korea Co. Ltd.	76,357	160,591
Yungjin Pharmaceutical Co. Ltd. (a)	54,061	82,083
Zinus, Inc.	4,473	45,429
		74,958,850
SPAIN — 0.9%
Abengoa SA Class B (a) (c)	11,923,924	—
Aedas Homes SA (d)	12,876	291,867
Amper SA (a) (b)	1,044,596	107,812
Atresmedia Corp. de Medios de Comunicacion SA (b)	51,980	246,515
Audax Renovables SA (a)	80,832	161,481
Befesa SA (d)	16,591	552,291
Construcciones y Auxiliar de Ferrocarriles SA	11,650	438,255
Distribuidora Internacional de Alimentacion SA (a) (b)	7,689,322	101,365
Ence Energia y Celulosa SA (a)	55,048	201,890
Ercros SA (a)	64,055	268,082
Faes Farma SA	203,515	786,313
Global Dominion Access SA (d)	43,056	148,588
Lar Espana Real Estate Socimi SA REIT (a)	25,329	185,410
Let's GOWEX SA (a) (b) (c)	9,561	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a) (b)	120,494	149,285
Melia Hotels International SA (a)	16,976	139,457
Neinor Homes SA (d)	24,455	327,621
Obrascon Huarte Lain SA (a) (b)	111,362	42,203
Oryzon Genomics SA (a) (b)	24,755	48,234
Pharma Mar SA (b)	6,298	214,781
Prosegur Cash SA (b) (d)	210,090	117,536
Talgo SA (b) (d)	39,713	171,101
Tecnicas Reunidas SA (a) (b)	40,890	553,495
Tubacex SA (a)	82,603	286,837
		5,540,419
SWEDEN — 4.9%
AcadeMedia AB (d)	52,029	253,999
Addnode Group AB	50,932	586,260
AFRY AB	42,141	756,057
Alimak Group AB (d)	40,583	440,695
Alleima AB	73,301	476,205
Security Description	Shares	Value
Ambea AB (d)	26,716	$197,780
Arjo AB Class B	116,008	449,344
Attendo AB (d)	49,101	203,077
Beijer Alma AB	10,772	210,554
Betsson AB Class B	51,531	602,887
BHG Group AB (a) (b)	43,921	68,472
BICO Group AB (a) (b)	38,160	159,700
BioGaia AB Class B	31,780	371,210
Biotage AB	40,191	618,983
Bonava AB Class B (a) (b)	181,875	144,518
BoneSupport Holding AB (a) (d)	22,492	558,573
Boozt AB (a) (d)	20,131	240,655
Bravida Holding AB (d)	78,905	585,629
Bufab AB	22,618	835,078
Bure Equity AB	24,072	811,477
Byggmax Group AB	31,613	104,539
Calliditas Therapeutics AB Class B (a) (b)	14,751	286,379
Camurus AB (a)	15,449	875,281
Cantargia AB (a) (b)	148,372	63,046
Cellavision AB	16,981	401,668
Cibus Nordic Real Estate AB publ (b)	44,161	658,024
Cint Group AB (a)	111,952	104,074
Clas Ohlson AB Class B	27,096	450,312
Cloetta AB Class B	110,667	215,478
Coor Service Management Holding AB (d)	43,924	194,191
Creades AB Class A	19,956	144,155
Dios Fastigheter AB	69,910	571,350
Duni AB	16,960	162,710
Dustin Group AB (a) (d)	173,246	192,710
Electrolux Professional AB Class B	82,581	548,970
Eolus Vind AB Class B (b)	10,956	73,039
Fagerhult Group AB	36,093	234,481
Ferronordic AB (a)	5,397	39,088
Fingerprint Cards AB Class B (a) (b)	706,113	7,781
G5 Entertainment AB	3,490	37,898
GARO AB (b)	30,998	78,298
Genovis AB (a) (b)	37,659	101,169
Granges AB	51,177	657,218
Hansa Biopharma AB (a) (b)	30,740	134,336
Hemnet Group AB	34,941	1,056,459
Hexatronic Group AB (a) (b)	72,987	350,800
Hoist Finance AB (a) (d)	73,814	374,988
Humana AB (a)	13,183	40,955
Instalco AB (b)	136,092	521,226
INVISIO AB	17,458	384,102
Inwido AB	31,121	424,636
KNOW IT AB	22,819	358,547
Lindab International AB	29,253	626,483
Maha Energy AB (a) (b)	96,171	79,642
MEKO AB	14,829	166,070
MIPS AB	10,650	417,343

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Modern Times Group MTG AB Class B (a)	50,051	$403,614
NCAB Group AB (b)	119,821	939,089
NCC AB Class B	40,287	523,074
New Wave Group AB Class B (b)	88,482	914,882
Nobia AB (a) (b)	212,372	88,116
Nolato AB Class B	85,576	464,639
Nordic Waterproofing Holding AB	8,207	125,079
Note AB (a) (b)	17,311	236,040
NP3 Fastigheter AB	18,356	445,458
Nyfosa AB	83,750	812,178
OW Bunker AS (a) (b) (c)	9,828	—
Platzer Fastigheter Holding AB Class B	41,947	359,256
PowerCell Sweden AB (a) (b)	34,703	96,406
Ratos AB Class B	96,168	327,455
Re:NewCell AB (a) (b)	21,307	10,663
Resurs Holding AB (d)	91,627	198,132
Scandi Standard AB	29,150	213,597
Sdiptech AB Class B (a)	13,558	413,518
Sedana Medical AB (a)	47,892	104,691
SkiStar AB	21,697	304,039
Smart Eye AB (a) (b)	10,843	105,868
SolTech Energy Sweden AB (a) (b)	57,979	23,388
Stillfront Group AB (a)	222,032	208,715
Storskogen Group AB Class B	607,746	470,578
Storytel AB (a) (b)	25,100	130,475
Surgical Science Sweden AB (a) (b)	29,554	349,116
Svolder AB Class B	54,864	319,645
SwedenCare AB	41,972	233,834
Tethys Oil AB (b)	33,123	106,498
Tobii AB (a) (b)	39,778	10,217
Tobii Dynavox AB (a)	39,778	201,703
Troax Group AB	14,860	332,555
Vestum AB (a) (b)	83,966	80,238
Vimian Group AB (a) (b)	98,902	320,795
Vitec Software Group AB Class B	13,381	694,940
VNV Global AB (a) (b)	63,748	156,989
Xvivo Perfusion AB (a)	11,735	460,416
		30,894,495
SWITZERLAND — 1.6%
Arbonia AG (a)	20,334	288,740
Aryzta AG (a)	370,282	659,305
Ascom Holding AG	39,803	338,853
Autoneum Holding AG (b)	1,769	255,920
Basilea Pharmaceutica AG (a)	3,555	154,488
Bell Food Group AG	813	234,328
Bossard Holding AG Class A (b)	1,748	411,420
Burckhardt Compression Holding AG	1,381	906,733
Burkhalter Holding AG	1,161	118,994
Security Description	Shares	Value
Bystronic AG (b)	277	$116,675
Coltene Holding AG	2,275	119,244
DocMorris AG (a) (b)	5,112	304,353
Gurit Holding AG Class BR	2,334	136,882
Huber & Suhner AG	6,256	532,588
Implenia AG	8,221	294,130
Intershop Holding AG	1,860	244,661
Kardex Holding AG	3,834	972,793
Komax Holding AG (b)	2,200	319,252
Leonteq AG (b)	3,639	90,307
Medmix AG (d)	9,652	145,865
Metall Zug AG Class B (b)	102	140,185
Meyer Burger Technology AG (a) (b) (g)	8,302,605	101,634
Mobilezone Holding AG	18,271	277,338
Orior AG (b)	5,756	356,787
Rieter Holding AG	1,466	187,614
Schweiter Technologies AG	337	149,449
Sensirion Holding AG (a) (b) (d)	4,022	349,564
SKAN Group AG	3,627	322,095
u-blox Holding AG	2,703	283,355
Valiant Holding AG	6,593	746,903
Vetropack Holding AG (b)	5,983	215,724
Zehnder Group AG	2,852	167,578
		9,943,757
TANZANIA, UNITED REPUBLIC OF — 0.1%
Helios Towers PLC (a)	301,568	443,731
TURKEY — 0.2%
Eldorado Gold Corp. (a) (b)	70,957	1,048,007
UNITED KINGDOM — 6.9%
4imprint Group PLC	11,474	849,951
Abrdn Property Income Trust Ltd. REIT	168,741	110,066
AG Barr PLC	60,274	457,154
AJ Bell PLC	160,037	767,739
Alphawave IP Group PLC (a) (b)	168,016	305,840
AO World PLC (a)	159,680	224,055
Ascential PLC	128,811	556,878
ASOS PLC (a) (b)	26,189	118,054
Auction Technology Group PLC (a) (b)	42,959	272,065
Autolus Therapeutics PLC ADR (a)	70,856	246,579
Avon Rubber PLC	16,472	270,277
Bicycle Therapeutics PLC ADR (a) (b)	25,872	523,649
Bodycote PLC	65,853	567,729
Bytes Technology Group PLC	105,120	736,831
Capita PLC (a) (b)	764,013	130,381
Capricorn Energy PLC	67,291	150,561
Card Factory PLC	199,049	234,005
Chemring Group PLC	100,585	473,632
Clarkson PLC	12,087	632,558
CLS Holdings PLC REIT	149,645	171,195
CMC Markets PLC (d)	106,015	438,224

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Coats Group PLC	689,777	$690,582
Compass Pathways PLC ADR (a) (b)	25,005	151,030
Crest Nicholson Holdings PLC	122,551	372,110
Currys PLC (a)	477,758	434,832
Custodian Property Income Reit PLC (b)	121,593	115,279
DEV Clever Holdings PLC (a) (c)	399,295	37,856
DiscoverIE Group PLC	40,527	343,755
Ecora Resources PLC	123,429	111,559
Elementis PLC	261,214	481,432
Empiric Student Property PLC REIT	439,249	506,392
EnQuest PLC (a)	706,076	121,208
Essentra PLC	146,025	293,129
Evoke PLC (a)	129,648	137,256
Exscientia PLC ADR (a) (b)	24,648	125,705
FDM Group Holdings PLC	59,491	309,083
Firstgroup PLC	251,720	503,709
Forterra PLC (d)	194,331	390,589
Genius Sports Ltd. (a)	40,217	219,183
Genuit Group PLC	84,321	459,936
Global Ship Lease, Inc. Class A	7,347	211,520
Great Portland Estates PLC REIT	137,479	583,056
Gym Group PLC (a) (d)	158,153	220,713
Halfords Group PLC	85,303	151,395
Hammerson PLC REIT	2,009,252	703,551
Helical PLC REIT	71,393	223,363
Hill & Smith PLC	35,248	875,990
Hilton Food Group PLC	40,276	457,707
Hollywood Bowl Group PLC	74,155	286,842
Hunting PLC	68,148	356,213
Ibstock PLC (d)	205,420	402,491
IntegraFin Holdings PLC	158,405	694,832
IP Group PLC	466,991	245,574
J D Wetherspoon PLC (a)	76,756	710,239
John Wood Group PLC (a)	338,915	883,407
Johnston Press PLC (a) (c)	358	—
Jupiter Fund Management PLC	254,733	247,624
Just Group PLC	464,959	619,493
Keller Group PLC	53,169	825,350
Kier Group PLC	178,593	298,905
Lancashire Holdings Ltd.	126,764	983,888
Lb-shell PLC (a) (c)	571	—
Luceco PLC (d)	94,443	199,851
Marshalls PLC	99,514	367,952
Marston's PLC (a)	538,054	211,868
Mitie Group PLC	587,672	863,222
Mobico Group PLC	354,429	228,721
Molten Ventures PLC (a)	59,135	273,594
MONY Group PLC	215,463	605,199
Moonpig Group PLC (a)	112,477	270,999
Morgan Advanced Materials PLC	170,219	664,887
Morgan Sindall Group PLC	22,092	707,936
Security Description	Shares	Value
NCC Group PLC	191,644	$369,684
On the Beach Group PLC (d)	74,136	128,577
Oxford Biomedica PLC (a)	33,289	124,769
Oxford Instruments PLC	20,781	648,851
Pagegroup PLC	141,529	761,069
PayPoint PLC	32,005	257,310
Petrofac Ltd. (a) (b)	186,337	30,621
Picton Property Income Ltd. REIT	335,390	287,025
Premier Foods PLC	295,379	592,941
PZ Cussons PLC	191,533	239,211
Quilter PLC (d)	522,977	793,975
Rathbones Group PLC	28,716	609,838
Reach PLC	129,586	161,025
Regional REIT Ltd. (b) (d) (f)	404,579	79,783
Regional REIT Ltd. (a) (f)	866,955	61,371
Renewi PLC	42,409	355,965
S4 Capital PLC (a)	165,622	88,351
Sabre Insurance Group PLC (d)	115,176	218,973
Savills PLC	73,461	1,034,483
Schroder Real Estate Investment Trust Ltd.	555,247	313,042
Senior PLC	399,082	807,167
SIG PLC (a) (b)	325,104	102,330
Spire Healthcare Group PLC (d)	131,313	390,083
SThree PLC	43,379	225,922
Supermarket Income Reit PLC	684,513	627,337
Synthomer PLC (a) (b)	91,884	299,088
THG PLC (a) (b)	309,398	243,270
TP ICAP Group PLC	313,044	790,646
Trainline PLC (a) (d)	191,978	762,984
Treatt PLC (b)	19,668	106,784
Triple Point Social Housing Reit PLC (d)	175,508	126,460
TT Electronics PLC	50,299	92,831
Tyman PLC	113,944	522,133
Vanquis Banking Group PLC	170,598	108,042
Verona Pharma PLC ADR (a) (b)	33,572	485,451
Vertical Aerospace Ltd. (a)	22,644	16,639
Vesuvius PLC	66,122	385,744
Victrex PLC	31,148	451,228
Volution Group PLC	90,111	513,731
Workspace Group PLC REIT	68,231	512,330
Zigup PLC	76,614	408,213
		43,553,707
UNITED STATES — 1.3%
Access Bio, Inc. KDR (a)	19,085	92,063
Adaptimmune Therapeutics PLC ADR (a) (b)	145,418	141,768
Argonaut Gold, Inc. (a)	403,022	126,649
Avadel Pharmaceuticals PLC (a) (b)	36,844	518,027
Civeo Corp.	7,955	198,239
DHT Holdings, Inc.	60,445	699,349
Diversified Energy Co. PLC	29,384	390,015

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Dole PLC	23,800	$291,312
Energy Fuels, Inc. (a) (b)	85,150	515,872
Ferroglobe PLC (a) (c) (f)	19,857	—
Ferroglobe PLC (f)	78,222	419,270
Fiverr International Ltd. (a) (b)	24,241	567,967
Hecla Mining Co. (b)	7,571	36,719
IMAX Corp. (a)	33,671	564,663
Maxeon Solar Technologies Ltd. (a) (b)	14,871	12,685
MDA Space Ltd. (a) (b)	34,117	340,584
MeiraGTx Holdings PLC (a)	17,881	75,279
Nordic American Tankers Ltd.	94,714	376,962
Paysafe Ltd. (a)	11,615	205,353
PolyPeptide Group AG (a) (d)	5,822	185,298
PureTech Health PLC (a)	80,013	185,094
REC Silicon ASA (a)	295,316	193,595
RHI Magnesita NV	2,491	109,108
Riskified Ltd. Class A (a) (b)	94,565	604,270
Sinch AB (a) (d)	257,044	623,787
Stratasys Ltd. (a)	30,129	252,782
UroGen Pharma Ltd. (a) (b)	14,640	245,659
Viemed Healthcare, Inc. (a)	26,911	176,267
Zymeworks, Inc. (a)	35,294	300,352
		8,448,988
VIETNAM — 0.0% (e)
XP Power Ltd. (a)	10,970	205,234
TOTAL COMMON STOCKS (Cost $752,562,027)		622,099,754

RIGHTS — 0.0% (e)
FRANCE — 0.0% (e)
Clariane SE (expiring 07/01/24) (a) (b)	75,323	88,397
ITALY — 0.0% (e)
Fincantieri SpA (expiring 07/11/24) (a) (b)	13,490	24,217
SOUTH KOREA — 0.0% (e)
Eco&Dream Co. Ltd. (expiring 07/12/24) (a)	1,594	19,049
TOTAL RIGHTS (Cost $130,618)		131,663
WARRANTS — 0.0%
AUSTRALIA — 0.0%
PointsBet Holdings Ltd. (expiring 07/08/24) (a)	4,681	—
Security Description	Shares	Value
FRANCE — 0.0% (e)
Vantiva SA (expiring 09/22/24) (a) (b)	4,594	$8
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) (a) (b) (c)	19,800	—
TOTAL WARRANTS (Cost $0)		8
SHORT-TERM INVESTMENT — 8.5%
State Street Navigator Securities Lending Portfolio II (h) (i) (Cost $53,552,700)	53,552,700	53,552,700
TOTAL INVESTMENTS — 107.8% (Cost $806,245,345)		675,784,125
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%		(49,120,846)
NET ASSETS — 100.0%		$626,663,279
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $501,271, representing 0.10% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.5% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$620,845,235	$753,248	$501,271	$622,099,754
Rights	43,266	88,397	—	131,663
Warrants	8	0(a)	0(b)	8
Short-Term Investment	53,552,700	—	—	53,552,700
TOTAL INVESTMENTS	$674,441,209	$841,645	$501,271	$675,784,125
(a)	The Fund held a Level 2 security that was valued at $0 at June 30, 2024.
(b)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
Meyer Burger Technology AG	1,437,355	$582,924	$159,863	$99,216	$(31,420)	$(510,517)	8,302,605	$101,634	$—
State Street Institutional Liquid Reserves Fund, Premier Class	1,699,939	1,700,279	22,310,587	24,012,128	1,262	—	—	—	42,432
State Street Navigator Securities Lending Portfolio II	65,038,274	65,038,274	83,026,601	94,512,175	—	—	53,552,700	53,552,700	780,319
Total		$67,321,477	$105,497,051	$118,623,519	$(30,158)	$(510,517)		$53,654,334	$822,751
See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 8.9%
Centuria Industrial REIT (a)	366,556	$736,861
Charter Hall Long Wale REIT (a)	457,557	993,133
Charter Hall Retail REIT (a)	355,546	771,717
Dexus REIT (a)	741,162	3,207,504
GPT Group REIT (a)	1,320,101	3,526,518
National Storage REIT (a)	877,210	1,347,443
Region RE Ltd. REIT	799,491	1,121,274
Scentre Group REIT	3,581,510	7,462,765
Vicinity Ltd. REIT	2,666,439	3,294,446
Waypoint REIT Ltd. (a)	474,991	688,374
		23,150,035
AUSTRIA — 0.4%
CA Immobilien Anlagen AG	29,293	971,983
BELGIUM — 2.6%
Aedifica SA REIT	32,750	1,988,405
Cofinimmo SA REIT	25,314	1,528,792
Warehouses De Pauw CVA REIT	122,219	3,314,003
		6,831,200
BRAZIL — 1.0%
Allos SA	293,613	1,116,421
Iguatemi SA	156,990	581,670
Multiplan Empreendimentos Imobiliarios SA	197,754	802,487
		2,500,578
CANADA — 3.2%
Boardwalk Real Estate Investment Trust	16,606	855,330
Canadian Apartment Properties REIT	56,400	1,832,119
Dream Industrial Real Estate Investment Trust	94,112	871,414
First Capital Real Estate Investment Trust	71,455	767,631
Granite Real Estate Investment Trust	21,220	1,051,269
H&R Real Estate Investment Trust	90,731	593,446
NorthWest Healthcare Properties Real Estate Investment Trust	83,092	282,975
RioCan Real Estate Investment Trust	101,108	1,242,099
SmartCentres Real Estate Investment Trust	48,720	782,952
		8,279,235
FINLAND — 0.5%
Kojamo OYJ (b)	122,456	1,261,894
FRANCE — 5.4%
Covivio SA REIT	34,645	1,647,865
Gecina SA REIT	35,402	3,261,124
Klepierre SA REIT	134,435	3,599,138
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (b)	69,964	$5,512,820
		14,020,947
GERMANY — 2.1%
Aroundtown SA (b)	592,340	1,247,779
LEG Immobilien SE	51,079	4,174,773
		5,422,552
HONG KONG — 4.8%
Hang Lung Properties Ltd. (a)	1,205,755	1,028,553
Hysan Development Co. Ltd.	422,846	607,671
Link REIT	1,760,752	6,844,638
Swire Properties Ltd.	724,600	1,154,549
Wharf Real Estate Investment Co. Ltd.	1,067,000	2,828,970
		12,464,381
ISRAEL — 0.6%
Azrieli Group Ltd.	25,032	1,468,484
JAPAN — 29.4%
Activia Properties, Inc. REIT	486	1,102,760
Advance Residence Investment Corp. REIT	985	2,005,393
Aeon Mall Co. Ltd.	65,740	774,650
AEON REIT Investment Corp.	1,211	1,002,768
Comforia Residential REIT, Inc.	475	939,015
Daiwa House REIT Investment Corp.	1,470	2,246,214
Daiwa Office Investment Corp. REIT	396	697,665
Daiwa Securities Living Investments Corp. REIT	1,655	1,080,287
Frontier Real Estate Investment Corp. REIT (a)	352	961,731
Global One Real Estate Investment Corp. REIT	728	461,166
GLP J-Reit	3,374	2,753,986
Hoshino Resorts REIT, Inc. (a)	181	586,230
Hulic Co. Ltd. (a)	412,890	3,656,358
Hulic Reit, Inc.	881	799,615
Ichigo Office REIT Investment Corp.	740	379,983
Industrial & Infrastructure Fund Investment Corp. REIT	1,746	1,374,137
Invincible Investment Corp. REIT	4,639	1,880,286
Japan Excellent, Inc. REIT (a)	874	644,932
Japan Hotel REIT Investment Corp.	3,192	1,541,828
Japan Logistics Fund, Inc. REIT	640	1,058,312
Japan Metropolitan Fund Invest REIT	4,817	2,710,049
Japan Prime Realty Investment Corp. REIT (a)	687	1,383,737
Japan Real Estate Investment Corp. REIT	979	3,091,707
KDX Realty Investment Corp. REIT	2,811	2,734,810

See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
LaSalle Logiport REIT	1,285	$1,179,075
Mitsubishi Estate Logistics REIT Investment Corp.	344	814,771
Mitsui Fudosan Co. Ltd.	1,938,300	17,694,850
Mitsui Fudosan Logistics Park, Inc. REIT	397	1,069,871
Mori Hills REIT Investment Corp.	1,121	917,093
Mori Trust Reit, Inc.	1,823	786,499
Nippon Accommodations Fund, Inc. REIT	345	1,370,477
Nippon Building Fund, Inc. REIT (a)	1,174	4,108,927
Nippon Prologis REIT, Inc.	1,682	2,624,531
NIPPON REIT Investment Corp. (a)	311	638,008
Nomura Real Estate Master Fund, Inc. REIT	3,249	2,882,210
NTT UD REIT Investment Corp.	1,039	751,185
Orix JREIT, Inc.	1,900	1,880,393
Sekisui House Reit, Inc.	3,016	1,483,064
Tokyu REIT, Inc.	659	639,909
United Urban Investment Corp. REIT	2,134	1,895,739
		76,604,221
MEXICO — 2.2%
Corp. Inmobiliaria Vesta SAB de CV	583,372	1,746,081
Fibra Uno Administracion SA de CV REIT	1,941,202	2,386,493
Prologis Property Mexico SA de CV REIT	499,928	1,634,393
		5,766,967
ROMANIA — 1.0%
NEPI Rockcastle NV	382,470	2,751,648
SAUDI ARABIA — 0.2%
Arabian Centres Co. (c)	116,070	623,726
SINGAPORE — 10.0%
CapitaLand Ascendas REIT	2,453,189	4,633,952
CapitaLand Ascott Trust REIT	1,748,098	1,128,637
CapitaLand Integrated Commercial Trust REIT	3,526,333	5,151,920
CapitaLand Investment Ltd.	1,649,303	3,237,149
Frasers Centrepoint Trust REIT	784,638	1,233,189
Frasers Logistics & Commercial Trust REIT	2,017,800	1,414,433
Keppel DC REIT	925,100	1,228,689
Keppel REIT	1,582,853	975,231
Mapletree Industrial Trust REIT	1,425,687	2,219,664
Mapletree Logistics Trust REIT	2,308,217	2,197,085
Mapletree Pan Asia Commercial Trust REIT	1,592,471	1,433,547
Suntec Real Estate Investment Trust	1,543,976	1,196,218
		26,049,714
Security Description	Shares	Value
SOUTH AFRICA — 0.6%
Growthpoint Properties Ltd. REIT	2,363,885	$1,576,786
SPAIN — 1.4%
Inmobiliaria Colonial Socimi SA REIT (a)	196,832	1,145,485
Merlin Properties Socimi SA REIT	229,794	2,561,331
		3,706,816
SWEDEN — 5.7%
Castellum AB (b)	291,947	3,567,255
Fabege AB (a)	168,493	1,346,805
Fastighets AB Balder Class B (b)	464,303	3,183,857
Hufvudstaden AB Class A	79,581	943,081
Sagax AB Class B	147,068	3,766,203
Samhallsbyggnadsbolaget i Norden AB (a)	794,339	404,512
Wihlborgs Fastigheter AB	184,172	1,702,559
		14,914,272
SWITZERLAND — 3.5%
PSP Swiss Property AG	31,611	4,056,030
Swiss Prime Site AG	52,881	5,013,867
		9,069,897
THAILAND — 0.5%
Central Pattana PCL NVDR	939,659	1,414,706
TURKEY — 0.1%
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	322,665	165,843
UNITED KINGDOM — 14.8%
Assura PLC REIT	2,056,498	1,048,686
Big Yellow Group PLC REIT	135,170	2,005,994
British Land Co. PLC REIT	646,952	3,366,113
Derwent London PLC REIT	77,353	2,209,871
Grainger PLC	511,596	1,574,734
Hammerson PLC REIT	2,649,057	927,582
Land Securities Group PLC REIT	518,067	4,057,032
LondonMetric Property PLC REIT	1,406,226	3,437,897
Primary Health Properties PLC REIT	919,473	1,066,415
Safestore Holdings PLC REIT	150,426	1,463,231
Segro PLC REIT	922,664	10,476,057
Supermarket Income Reit PLC	856,627	785,075
Tritax Big Box REIT PLC	1,572,611	3,083,290
UNITE Group PLC REIT	273,319	3,081,881
		38,583,858
TOTAL COMMON STOCKS (Cost $389,320,813)		257,599,743

PREFERRED STOCKS — 0.0% (d)
BRAZIL — 0.0% (d)
Iguatemi SA Preference Shares 3.21% (e) (Cost $50,715)	31,598	51,199

See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (f) (g)	1,335,294	$1,335,694
State Street Navigator Securities Lending Portfolio II (h) (i)	5,482,609	5,482,609
TOTAL SHORT-TERM INVESTMENTS (Cost $6,818,192)		6,818,303
TOTAL INVESTMENTS — 101.5% (Cost $396,189,720)		264,469,245
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(3,915,882)
NET ASSETS — 100.0%		$260,553,363
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$257,599,743	$—	$—	$257,599,743
Preferred Stocks	51,199	—	—	51,199
Short-Term Investments	6,818,303	—	—	6,818,303
TOTAL INVESTMENTS	$264,469,245	$—	$—	$264,469,245

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	113,052	$113,074	$12,218,109	$10,995,440	$(160)	$111	1,335,294	$1,335,694	$50,241
State Street Navigator Securities Lending Portfolio II	1,807,910	1,807,910	53,223,060	49,548,361	—	—	5,482,609	5,482,609	38,630
Total		$1,920,984	$65,441,169	$60,543,801	$(160)	$111		$6,818,303	$88,871
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.2%
Corp. America Airports SA (a) (b)	53,995	$898,477
AUSTRALIA — 8.7%
Atlas Arteria Ltd. Stapled Security	2,113,690	7,213,419
Dalrymple Bay Infrastructure Ltd.	471,442	931,964
Qube Holdings Ltd.	3,299,385	8,042,755
Transurban Group Stapled Security	2,280,562	18,886,112
		35,074,250
BRAZIL — 0.8%
Centrais Eletricas Brasileiras SA ADR (b)	165,655	1,065,162
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	54,865	737,934
Cia Energetica de Minas Gerais ADR	303,913	534,887
Cia Paranaense de Energia - Copel ADR	41,652	278,652
Ultrapar Participacoes SA ADR	155,300	607,223
		3,223,858
CANADA — 7.9%
Enbridge, Inc. (b)	458,447	16,306,220
Keyera Corp.	49,302	1,365,186
Pembina Pipeline Corp.	118,500	4,395,849
TC Energy Corp.	223,794	8,481,717
Westshore Terminals Investment Corp.	63,284	1,050,301
		31,599,273
CHINA — 5.0%
Anhui Expressway Co. Ltd. Class H	558,000	668,251
Beijing Capital International Airport Co. Ltd. Class H (a) (b)	3,224,000	1,065,389
CGN Power Co. Ltd. Class H (c)	1,702,000	749,914
China Gas Holdings Ltd.	468,200	419,781
China Longyuan Power Group Corp. Ltd. Class H	532,000	478,346
China Merchants Port Holdings Co. Ltd.	2,433,354	3,621,638
China Resources Gas Group Ltd.	143,900	504,094
China Resources Power Holdings Co. Ltd.	286,000	877,334
COSCO SHIPPING Ports Ltd. (b)	2,873,529	1,983,800
Jiangsu Expressway Co. Ltd. Class H (a)	2,278,000	2,430,481
Kunlun Energy Co. Ltd.	640,000	663,986
Security Description	Shares	Value
Shenzhen Expressway Corp. Ltd. Class H	1,142,000	$1,064,856
Shenzhen International Holdings Ltd.	2,498,930	1,994,049
Sichuan Expressway Co. Ltd. Class H	1,264,000	553,690
Yuexiu Transport Infrastructure Ltd.	1,746,000	907,954
Zhejiang Expressway Co. Ltd. Class H	3,031,840	2,046,494
		20,030,057
FRANCE — 5.9%
Aeroports de Paris SA	73,935	9,001,649
Engie SA	281,579	4,024,269
Gaztransport Et Technigaz SA	4,688	612,470
Getlink SE	606,100	10,036,134
		23,674,522
GERMANY — 2.0%
E.ON SE	360,439	4,734,115
Fraport AG Frankfurt Airport Services Worldwide (a)	67,358	3,479,604
		8,213,719
HONG KONG — 0.3%
Hutchison Port Holdings Trust Stapled Security	9,258,400	1,185,075
ITALY — 2.6%
Enav SpA (c)	474,747	1,895,827
Enel SpA	1,240,508	8,633,871
		10,529,698
JAPAN — 1.5%
Japan Airport Terminal Co. Ltd.	173,900	5,931,800
MEXICO — 6.5%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	64,323	4,351,451
Grupo Aeroportuario del Pacifico SAB de CV ADR	73,228	11,406,726
Grupo Aeroportuario del Sureste SAB de CV ADR	34,158	10,231,004
		25,989,181
NEW ZEALAND — 2.8%
Auckland International Airport Ltd.	2,452,753	11,403,684
NORWAY — 0.2%
Frontline PLC	30,675	805,804
SINGAPORE — 1.2%
SATS Ltd. (a)	1,949,121	4,098,871
SIA Engineering Co. Ltd.	482,100	825,288
		4,924,159
SPAIN — 8.1%
Aena SME SA (c)	100,108	20,170,670

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Iberdrola SA	938,410	$12,184,557
		32,355,227
SWITZERLAND — 2.0%
Flughafen Zurich AG	35,553	7,861,541
UNITED KINGDOM — 1.8%
National Grid PLC	645,203	7,198,492
UNITED STATES — 41.9%
American Electric Power Co., Inc.	84,390	7,404,379
American Water Works Co., Inc.	31,260	4,037,542
Antero Midstream Corp.	73,305	1,080,516
Cheniere Energy, Inc.	51,358	8,978,919
Consolidated Edison, Inc.	55,447	4,958,071
Constellation Energy Corp.	51,280	10,269,846
Dominion Energy, Inc.	134,339	6,582,611
DT Midstream, Inc.	20,947	1,487,865
Duke Energy Corp.	123,796	12,408,073
Edison International	61,578	4,421,916
Equitrans Midstream Corp.	93,282	1,210,800
Exelon Corp.	159,802	5,530,747
Kinder Morgan, Inc.	417,005	8,285,889
NextEra Energy, Inc.	314,632	22,279,092
ONEOK, Inc.	125,628	10,244,963
PG&E Corp.	342,521	5,980,417
Public Service Enterprise Group, Inc.	80,023	5,897,695
Sempra	101,063	7,686,852
Southern Co.	175,115	13,583,671
Targa Resources Corp.	48,107	6,195,219
WEC Energy Group, Inc.	50,592	3,969,448
Williams Cos., Inc.	262,336	11,149,280
Xcel Energy, Inc.	88,612	4,732,767
		168,376,578
TOTAL COMMON STOCKS (Cost $391,833,456)		399,275,395

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (d) (e)	421,926	$422,053
State Street Navigator Securities Lending Portfolio II (f) (g)	16,925,952	16,925,952
TOTAL SHORT-TERM INVESTMENTS (Cost $17,347,960)		17,348,005
TOTAL INVESTMENTS — 103.7% (Cost $409,181,416)		416,623,400
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(15,054,224)
NET ASSETS — 100.0%		$401,569,176
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.7% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$399,275,395	$—	$—	$399,275,395
Short-Term Investments	17,348,005	—	—	17,348,005
TOTAL INVESTMENTS	$416,623,400	$—	$—	$416,623,400
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,368,672	$1,368,945	$22,528,380	$23,475,084	$(233)	$45	421,926	$422,053	$27,233
State Street Navigator Securities Lending Portfolio II	7,690,543	7,690,543	125,252,966	116,017,557	—	—	16,925,952	16,925,952	31,548
Total		$9,059,488	$147,781,346	$139,492,641	$(233)	$45		$17,348,005	$58,781
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 11.0%
BHP Group Ltd.	5,319,996	$151,640,326
Fortescue Ltd.	2,190,436	31,320,323
Glencore PLC	14,377,779	81,987,166
Rio Tinto Ltd.	480,472	38,185,109
South32 Ltd.	5,814,872	14,213,474
Woodside Energy Group Ltd.	1,538,604	28,987,378
		346,333,776
AUSTRIA — 1.3%
Mondi PLC	2,206,341	42,351,488
BRAZIL — 5.3%
Petroleo Brasileiro SA ADR	1,507,735	21,847,080
Suzano SA ADR (a)	3,653,207	37,518,436
Vale SA ADR	4,697,199	52,467,713
Wheaton Precious Metals Corp. (a)	586,985	30,770,222
Yara International ASA	811,474	23,443,006
		166,046,457
CANADA — 13.6%
Agnico Eagle Mines Ltd. (a)	648,603	42,413,854
Barrick Gold Corp. (b)	1,760,177	29,354,507
Barrick Gold Corp. (b)	512,551	8,549,351
Canadian Natural Resources Ltd.	1,743,253	62,081,133
Cenovus Energy, Inc.	1,080,675	21,236,782
Franco-Nevada Corp.	248,963	29,511,308
Imperial Oil Ltd. (a)	131,751	8,981,425
Ivanhoe Mines Ltd. Class A (a) (c)	768,498	9,912,661
Nutrien Ltd. (a) (b)	1,501,436	76,424,173
Nutrien Ltd. (b)	969,664	49,365,594
Suncor Energy, Inc.	1,050,204	40,024,949
Teck Resources Ltd. Class B	594,460	28,481,600
West Fraser Timber Co. Ltd. (a)	284,732	21,863,406
		428,200,743
CHILE — 0.4%
Antofagasta PLC	444,684	11,860,833
CHINA — 1.1%
Wilmar International Ltd.	15,050,719	34,427,027
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	198,173	2,217,556
FINLAND — 4.5%
Neste OYJ	354,087	6,309,070
Stora Enso OYJ Class R (a)	3,061,025	41,844,754
UPM-Kymmene OYJ	2,667,315	93,250,668
		141,404,492
FRANCE — 3.9%
TotalEnergies SE	1,824,829	121,902,605
IRELAND — 1.8%
Smurfit Kappa Group PLC	1,299,311	57,978,779
Security Description	Shares	Value
ISRAEL — 0.5%
ICL Group Ltd.	3,593,776	$15,559,165
ITALY — 0.9%
Eni SpA	1,955,817	30,088,106
JAPAN — 1.2%
Nippon Steel Corp.	1,223,800	25,874,324
Sumitomo Metal Mining Co. Ltd.	350,700	10,634,804
		36,509,128
LUXEMBOURG — 0.4%
ArcelorMittal SA	593,496	13,593,022
MEXICO — 0.4%
Southern Copper Corp. (a)	110,701	11,926,926
NORWAY — 1.1%
Equinor ASA	803,042	22,924,124
Norsk Hydro ASA	1,753,261	10,950,163
		33,874,287
RUSSIA — 0.0%
Gazprom PJSC ADR (c) (d)	2,906,597	—
LUKOIL PJSC (d)	173,497	—
MMC Norilsk Nickel PJSC ADR (c) (d)	715,004	—
Novatek PJSC GDR (c) (d)	46,772	—
Novolipetsk Steel PJSC GDR (c) (d)	148,662	—
Polyus PJSC GDR (c) (d)	77,132	—
Rosneft Oil Co. PJSC (d)	1,071,162	—
Severstal PAO GDR (c) (d)	225,918	—
Tatneft PJSC ADR (c) (d)	125,610	—
		—
SOUTH AFRICA — 2.3%
Anglo American PLC	1,730,314	54,725,970
Gold Fields Ltd. ADR (a)	1,151,556	17,158,185
		71,884,155
SOUTH KOREA — 0.8%
POSCO Holdings, Inc. ADR (a)	383,665	25,222,137
SPAIN — 0.5%
Repsol SA (a)	986,484	15,578,795
SWEDEN — 1.8%
Boliden AB	352,502	11,287,174
Svenska Cellulosa AB SCA Class B	2,998,905	44,331,417
		55,618,591
SWITZERLAND — 1.0%
SIG Group AG	1,739,777	31,848,800
UNITED KINGDOM — 1.2%
DS Smith PLC	6,890,743	36,671,561
UNITED STATES — 43.6%
Amcor PLC	2,490,249	24,354,635
Archer-Daniels-Midland Co.	922,351	55,756,118

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Avery Dennison Corp.	139,489	$30,499,270
Baker Hughes Co.	301,430	10,601,293
BP PLC	13,733,902	82,499,557
Bunge Global SA	250,317	26,726,346
CF Industries Holdings, Inc.	329,153	24,396,820
Chevron Corp.	518,775	81,146,785
Cleveland-Cliffs, Inc. (c)	642,155	9,882,765
ConocoPhillips	352,512	40,320,323
Corteva, Inc.	1,212,179	65,384,935
Coterra Energy, Inc.	224,081	5,976,240
Darling Ingredients, Inc. (c)	277,549	10,199,926
Devon Energy Corp.	190,814	9,044,584
Diamondback Energy, Inc.	53,295	10,669,126
EOG Resources, Inc.	173,695	21,862,990
Exxon Mobil Corp.	1,349,597	155,365,607
FMC Corp.	215,112	12,379,696
Freeport-McMoRan, Inc.	1,855,466	90,175,648
Graphic Packaging Holding Co.	527,540	13,826,823
Halliburton Co.	265,151	8,956,801
Hess Corp.	81,953	12,089,707
Ingredion, Inc.	112,423	12,894,918
International Paper Co.	596,130	25,723,009
Marathon Petroleum Corp.	109,682	19,027,633
Mosaic Co.	566,904	16,383,526
Newmont Corp. (b)	1,415,688	59,274,857
Newmont Corp. (b)	74,815	3,130,163
Newmont Corp. CDI	56	2,374
Nucor Corp.	318,023	50,273,076
Occidental Petroleum Corp.	196,079	12,358,859
Packaging Corp. of America	154,162	28,143,815
Phillips 66	128,071	18,079,783
Reliance, Inc.	74,051	21,148,966
Schlumberger NV	425,199	20,060,889
Scotts Miracle-Gro Co. (a)	73,719	4,796,158
Sealed Air Corp.	247,712	8,617,900
Shell PLC	4,660,099	166,946,082
Steel Dynamics, Inc.	196,076	25,391,842
Valero Energy Corp.	101,445	15,902,518
Westrock Co.	442,720	22,251,107
Weyerhaeuser Co. REIT	1,263,020	35,857,138
		1,368,380,608
ZAMBIA — 0.4%
First Quantum Minerals Ltd. (a)	913,139	11,991,894
TOTAL COMMON STOCKS (Cost $3,334,004,597)		3,111,470,931

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (e) (f)	16,335,268	$16,340,169
State Street Navigator Securities Lending Portfolio II (g) (h)	95,088,858	95,088,858
TOTAL SHORT-TERM INVESTMENTS (Cost $111,427,233)		111,429,027
TOTAL INVESTMENTS — 102.7% (Cost $3,445,431,830)		3,222,899,958
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(84,679,812)
NET ASSETS — 100.0%		$3,138,220,146
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index (long)	21	09/19/2024	$3,992,207	$4,022,435	$30,228
FTSE 100 Index (long)	38	09/20/2024	3,927,873	3,944,698	16,825
E-mini S&P 500 Energy Select Sector Index (long)	68	09/20/2024	6,301,424	6,566,080	264,656
E-mini S&P 500 Material Select Sector Index (long)	41	09/20/2024	3,898,280	3,885,980	(12,300)
SFE S&P ASX Share Price Index 200 (long)	44	09/19/2024	5,680,933	5,709,584	28,651
					$328,060

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,111,470,931	$—	$0(a)	$3,111,470,931
Short-Term Investments	111,429,027	—	—	111,429,027
TOTAL INVESTMENTS	$3,222,899,958	$—	$0	$3,222,899,958
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$340,360	$—	$—	$340,360
Futures Contracts - Unrealized Depreciation	(12,300)	—	—	(12,300)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$328,060	$—	$—	$328,060
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	19,235,146	$19,238,993	$211,180,480	$214,082,739	$1,120	$2,315	16,335,268	$16,340,169	$723,663
State Street Navigator Securities Lending Portfolio II	71,141,830	71,141,830	1,235,869,997	1,211,922,969	—	—	95,088,858	95,088,858	226,495
Total		$90,380,823	$1,447,050,477	$1,426,005,708	$1,120	$2,315		$111,429,027	$950,158
See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 3.2%
Wheaton Precious Metals Corp. (a)	335,047	$17,563,431
CANADA — 31.2%
Agnico Eagle Mines Ltd. (a)	363,462	23,767,735
ARC Resources Ltd. (a)	158,481	2,827,143
Barrick Gold Corp.	1,346,757	22,459,893
Cameco Corp. (a)	114,958	5,654,857
Canadian Natural Resources Ltd.	612,850	21,824,957
Cenovus Energy, Inc.	307,647	6,045,696
Franco-Nevada Corp.	149,653	17,739,406
Imperial Oil Ltd. (a)	44,155	3,010,033
Ivanhoe Mines Ltd. Class A (a) (b)	460,870	5,944,645
Nutrien Ltd. (a)	473,838	24,118,695
Suncor Energy, Inc.	329,603	12,561,696
Teck Resources Ltd. Class B	355,434	17,029,454
Tourmaline Oil Corp. (a)	90,196	4,090,081
West Fraser Timber Co. Ltd. (a)	56,047	4,303,620
		171,377,911
UNITED STATES — 64.1%
Archer-Daniels-Midland Co.	489,884	29,613,488
CF Industries Holdings, Inc.	183,500	13,601,020
Chevron Corp.	294,176	46,015,010
ConocoPhillips	220,356	25,204,319
Corteva, Inc.	691,555	37,302,477
Coterra Energy, Inc.	178,606	4,763,422
Devon Energy Corp.	141,242	6,694,871
Diamondback Energy, Inc.	42,924	8,592,956
EOG Resources, Inc.	152,288	19,168,491
EQT Corp.	124,332	4,597,797
Exxon Mobil Corp.	489,776	56,383,013
Freeport-McMoRan, Inc.	990,594	48,142,868
Hess Corp.	49,179	7,254,886
Marathon Oil Corp.	153,395	4,397,835
Security Description	Shares	Value
Newmont Corp.	715,868	$29,973,393
Occidental Petroleum Corp.	161,649	10,188,736
		351,894,582
ZAMBIA — 1.4%
First Quantum Minerals Ltd. (a)	559,489	7,347,548
TOTAL COMMON STOCKS (Cost $541,594,271)		548,183,472

SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	1,839,222	1,839,774
State Street Navigator Securities Lending Portfolio II (e) (f)	25,044,712	25,044,712
TOTAL SHORT-TERM INVESTMENTS (Cost $26,884,451)		26,884,486
TOTAL INVESTMENTS — 104.8% (Cost $568,478,722)		575,067,958
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(26,242,765)
NET ASSETS — 100.0%		$548,825,193
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$548,183,472	$—	$—	$548,183,472
Short-Term Investments	26,884,486	—	—	26,884,486
TOTAL INVESTMENTS	$575,067,958	$—	$—	$575,067,958
See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	447,962	$448,052	$36,640,336	$35,248,678	$29	$35	1,839,222	$1,839,774	$32,584
State Street Navigator Securities Lending Portfolio II	31,342,008	31,342,008	286,642,325	292,939,621	—	—	25,044,712	25,044,712	63,362
Total		$31,790,060	$323,282,661	$328,188,299	$29	$35		$26,884,486	$95,946
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 4.8%
ANZ Group Holdings Ltd.	206,882	$3,901,813
Aristocrat Leisure Ltd.	22,519	748,356
BHP Group Ltd.	319,319	9,101,818
Brambles Ltd.	162,965	1,581,390
Cochlear Ltd.	2,473	548,577
Coles Group Ltd.	84,566	961,810
Commonwealth Bank of Australia	113,701	9,672,629
Endeavour Group Ltd.	106,404	358,863
Fortescue Ltd.	115,095	1,645,706
Glencore PLC	669,174	3,815,866
Goodman Group REIT	95,252	2,210,589
Insurance Australia Group Ltd.	247,989	1,182,523
Macquarie Group Ltd.	29,502	4,032,989
Medibank Pvt Ltd.	193,597	482,266
Mineral Resources Ltd.	10,236	368,603
National Australia Bank Ltd.	193,337	4,678,022
Northern Star Resources Ltd.	63,768	553,637
Origin Energy Ltd.	196,686	1,426,534
Pilbara Minerals Ltd. (a)	153,370	314,455
Pro Medicus Ltd.	418	39,993
QBE Insurance Group Ltd.	79,243	920,321
Rio Tinto Ltd. (a)	25,812	2,051,387
Rio Tinto PLC	70,656	4,645,336
Santos Ltd.	162,908	833,394
Scentre Group REIT	189,982	395,864
Sonic Healthcare Ltd.	59,237	1,040,466
South32 Ltd.	405,812	991,939
Suncorp Group Ltd.	163,734	1,903,779
Telstra Group Ltd.	287,249	694,458
Transurban Group Stapled Security	188,628	1,562,093
Vicinity Ltd. REIT	416,254	514,291
Wesfarmers Ltd.	84,566	3,681,198
Westpac Banking Corp.	242,178	4,404,142
WiseTech Global Ltd. (a)	7,242	485,108
Woodside Energy Group Ltd.	131,869	2,484,419
Woolworths Group Ltd.	106,404	2,401,182
		76,635,816
AUSTRIA — 0.1%
Erste Group Bank AG	31,457	1,491,510
OMV AG	15,679	683,250
Verbund AG	677	53,438
		2,228,198
BELGIUM — 0.5%
Ageas SA	20,550	940,004
Anheuser-Busch InBev SA	47,881	2,777,248
KBC Group NV	20,697	1,461,795
Syensqo SA	9,846	881,869
UCB SA	12,166	1,808,498
Umicore SA (a)	6,575	98,866
		7,968,280
Security Description	Shares	Value
BRAZIL — 1.4%
Ambev SA ADR	420,356	$861,730
B3 SA - Brasil Bolsa Balcao	454,617	838,117
Banco Bradesco SA ADR	492,649	1,103,534
Banco do Brasil SA	125,622	604,086
BB Seguridade Participacoes SA	54,539	323,339
BRF SA (b)	26,000	106,117
CCR SA	95,011	199,107
Centrais Eletricas Brasileiras SA	79,055	510,243
Cia Energetica de Minas Gerais ADR	332,415	585,050
Cia Siderurgica Nacional SA ADR (a)	129,868	298,696
Cosan SA	171,581	418,260
Energisa SA	22,952	188,510
Equatorial Energia SA (c)	68,989	381,185
Equatorial Energia SA (b) (c)	1,052	5,888
Gerdau SA ADR	122,434	404,032
Hapvida Participacoes e Investimentos SA (b) (d)	354,455	244,410
Itau Unibanco Holding SA ADR	400,389	2,338,272
Klabin SA	54,269	209,477
Localiza Rent a Car SA	45,639	345,100
Lojas Renner SA	136,208	306,039
Magazine Luiza SA (b)	37,777	81,955
Natura & Co. Holding SA	86,653	242,434
Petroleo Brasileiro SA ADR	249,265	3,399,975
PRIO SA	59,426	468,180
Raia Drogasil SA	157,606	728,663
Rumo SA	85,055	317,284
Sendas Distribuidora SA (b)	10,200	18,988
Suzano SA	43,304	444,465
TOTVS SA	46,779	256,278
Vale SA	9,639	107,974
Vale SA ADR	212,513	2,373,770
Vibra Energia SA	75,461	283,941
WEG SA	91,031	691,445
Wheaton Precious Metals Corp.	29,903	1,567,539
Yara International ASA	18,281	528,127
		21,782,210
CANADA — 7.2%
Agnico Eagle Mines Ltd.	25,638	1,676,536
Alimentation Couche-Tard, Inc. (a)	42,515	2,385,264
Bank of Montreal (a)	57,386	4,815,752
Bank of Nova Scotia (a)	84,967	3,885,873
Barrick Gold Corp.	119,134	1,986,800
Brookfield Asset Management Ltd. Class A (a)	23,100	879,196
Brookfield Corp.	92,431	3,843,552
CAE, Inc. (a) (b)	35,368	656,777
Cameco Corp. (a)	33,725	1,658,954

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Canadian Apartment Properties REIT	2,375	$77,150
Canadian Imperial Bank of Commerce (a)	66,787	3,174,988
Canadian National Railway Co.	46,495	5,493,026
Canadian Natural Resources Ltd.	158,426	5,641,904
Canadian Pacific Kansas City Ltd. (a)	55,927	4,403,533
Canadian Tire Corp. Ltd. Class A (a)	9,693	961,543
CCL Industries, Inc. Class B (a)	2,000	105,149
Cenovus Energy, Inc.	79,687	1,565,962
CGI, Inc. (b)	11,003	1,098,008
Constellation Software, Inc. (a)	1,264	3,641,273
Dollarama, Inc.	17,200	1,570,104
Enbridge, Inc.	96,422	3,429,575
Fairfax Financial Holdings Ltd.	1,151	1,309,121
FirstService Corp.	1,666	253,489
Franco-Nevada Corp.	12,289	1,456,700
George Weston Ltd.	4,775	686,719
Gildan Activewear, Inc. (a)	23,737	900,145
IGM Financial, Inc. (a)	18,146	500,877
Imperial Oil Ltd.	29,374	2,002,417
Intact Financial Corp. (a)	2,886	480,898
Ivanhoe Mines Ltd. Class A (b)	18,700	241,207
Kinross Gold Corp. (a)	107,795	897,274
Loblaw Cos. Ltd.	20,565	2,385,110
Magna International, Inc. (a)	15,467	648,137
Manulife Financial Corp.	125,265	3,334,968
National Bank of Canada (a)	38,311	3,038,058
Nutrien Ltd. (a)	36,329	1,849,172
Onex Corp. (a)	6,254	425,145
Open Text Corp.	18,146	544,771
Pan American Silver Corp.	19,408	385,650
Parkland Corp. (a)	3,617	101,372
Pembina Pipeline Corp.	7,771	288,271
RB Global, Inc. (a)	7,211	549,856
Restaurant Brands International, Inc.	15,462	1,089,295
Rogers Communications, Inc. Class B	42,841	1,584,211
Royal Bank of Canada (a)	104,616	11,135,543
Shopify, Inc. Class A (b)	72,402	4,783,765
Sun Life Financial, Inc.	50,542	2,477,697
Suncor Energy, Inc.	106,687	4,066,012
TC Energy Corp. (a)	57,659	2,185,256
Teck Resources Ltd. Class B	34,922	1,673,173
TELUS Corp.	75,779	1,146,916
TFI International, Inc. (a)	700	101,617
Thomson Reuters Corp. (a)	16,146	2,721,109
Toronto-Dominion Bank	125,274	6,884,646
Tourmaline Oil Corp. (a)	2,000	90,693
		115,170,209
Security Description	Shares	Value
CHILE — 0.1%
Antofagasta PLC	5,231	$139,524
Banco Santander Chile	3,567,458	167,049
Cia Sud Americana de Vapores SA	2,998,657	189,845
Enel Americas SA	1,793,455	166,440
Enel Chile SA ADR	249,401	698,323
Latam Airlines Group SA	6,072,797	82,607
Lundin Mining Corp.	18,200	202,569
Sociedad Quimica y Minera de Chile SA ADR (a)	12,326	502,284
		2,148,641
CHINA — 7.4%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	22,500	40,218
AAC Technologies Holdings, Inc.	71,000	279,184
Advanced Micro-Fabrication Equipment, Inc. China Class A	3,343	64,682
AECC Aero-Engine Control Co. Ltd. Class A	163,000	448,086
AECC Aviation Power Co. Ltd. Class A	45,600	228,286
Agricultural Bank of China Ltd. Class H	1,943,000	831,214
AIMA Technology Group Co. Ltd. Class A	25,200	94,334
Air China Ltd. Class A (b)	52,500	53,069
Air China Ltd. Class H (a) (b)	216,000	100,428
Airtac International Group	17,789	541,761
Akeso, Inc. (b) (d)	52,000	251,428
Alibaba Group Holding Ltd.	836,900	7,557,119
Alibaba Group Holding Ltd. ADR (a)	15,076	1,085,472
Alibaba Health Information Technology Ltd. (a) (b)	380,000	152,343
Aluminum Corp. of China Ltd. Class A	179,700	187,802
Angel Yeast Co. Ltd. Class A	10,000	38,256
Anhui Conch Cement Co. Ltd. Class H	33,500	79,809
Anhui Gujing Distillery Co. Ltd. Class B	12,900	191,962
Anhui Kouzi Distillery Co. Ltd. Class A (b)	9,200	49,384
Anhui Yingjia Distillery Co. Ltd. Class A	4,100	32,291
Anjoy Foods Group Co. Ltd. Class A	11,000	111,961
ANTA Sports Products Ltd.	60,000	576,376
Asymchem Laboratories Tianjin Co. Ltd. Class A	11,620	104,727
Autohome, Inc. ADR	5,445	149,465
AVIC Industry-Finance Holdings Co. Ltd. Class A	61,000	18,549

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
AviChina Industry & Technology Co. Ltd. Class H	522,000	$234,677
Avicopter PLC Class A	80,300	452,157
Baidu, Inc. Class A (b)	145,764	1,591,616
Bank of Chengdu Co. Ltd. Class A	68,600	142,728
Bank of China Ltd. Class H	5,114,436	2,522,040
Bank of Communications Co. Ltd. Class H	1,052,710	826,538
Bank of Ningbo Co. Ltd. Class A	14,100	42,604
BeiGene Ltd. (b)	46,371	511,973
Beijing Enterprises Water Group Ltd. (a)	306,000	94,065
Beijing Roborock Technology Co. Ltd. Class A	435	23,392
Beijing Tiantan Biological Products Corp. Ltd. Class A	12,840	42,912
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	3,900	35,192
Beijing Yanjing Brewery Co. Ltd. Class A	67,800	82,001
Bilibili, Inc. Class Z (b)	16,162	262,694
Bloomage Biotechnology Corp. Ltd. Class A (b)	7,838	60,732
BOC Hong Kong Holdings Ltd.	159,000	489,785
Brilliance China Automotive Holdings Ltd.	98,000	103,054
BYD Co. Ltd. Class A	12,100	414,750
BYD Co. Ltd. Class H (a)	57,500	1,708,635
BYD Electronic International Co. Ltd.	42,000	209,801
CGN Power Co. Ltd. Class H (d)	630,400	277,759
Changchun High-Tech Industry Group Co. Ltd. Class A, NVDR	2,400	30,167
China Baoan Group Co. Ltd. Class A	119,000	140,175
China CITIC Bank Corp. Ltd. Class H (b)	505,000	324,058
China Construction Bank Corp. Class A	67,100	68,011
China Construction Bank Corp. Class H	4,749,720	3,510,245
China Eastern Airlines Corp. Ltd. Class A (b)	292,400	160,601
China Everbright Bank Co. Ltd. Class H (b)	36,000	11,205
China Feihe Ltd. (d)	181,000	83,691
China Galaxy Securities Co. Ltd. Class H	180,000	94,295
China Gas Holdings Ltd.	115,600	103,645
China Greatwall Technology Group Co. Ltd. Class A	70,400	84,374
China Hongqiao Group Ltd. (a)	117,500	177,889
Security Description	Shares	Value
China Life Insurance Co. Ltd. Class H	533,000	$753,685
China Literature Ltd. (a) (b) (d)	38,000	122,409
China Longyuan Power Group Corp. Ltd. Class H (a)	238,000	213,997
China Mengniu Dairy Co. Ltd.	333,000	597,126
China Merchants Bank Co. Ltd. Class H	351,014	1,593,802
China Merchants Port Holdings Co. Ltd.	402,108	598,470
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (b)	17,900	21,551
China Minsheng Banking Corp. Ltd. Class H (a)	323,200	111,771
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	27,800	65,494
China Oilfield Services Ltd. Class H	282,000	270,897
China Overseas Land & Investment Ltd.	301,000	522,010
China Pacific Insurance Group Co. Ltd. Class H	177,400	433,082
China Petroleum & Chemical Corp. Class H	2,087,800	1,353,110
China Power International Development Ltd.	370,000	191,933
China Railway Group Ltd. Class H	193,000	106,544
China Rare Earth Resources & Technology Co. Ltd. Class A	30,900	107,291
China Resources Beer Holdings Co. Ltd.	178,670	600,723
China Resources Gas Group Ltd.	33,100	115,952
China Resources Land Ltd.	164,000	557,702
China Resources Mixc Lifestyle Services Ltd. (d)	45,200	149,655
China Resources Power Holdings Co. Ltd.	140,000	429,464
China Ruyi Holdings Ltd. (a) (b)	460,000	123,729
China Shenhua Energy Co. Ltd. Class H	238,500	1,098,198
China Southern Airlines Co. Ltd. Class A (b)	184,400	148,766
China Taiping Insurance Holdings Co. Ltd.	129,200	132,056
China Tourism Group Duty Free Corp. Ltd. Class A	9,300	79,601
China Vanke Co. Ltd. Class H (a)	71,500	42,585
China Yangtze Power Co. Ltd. Class A	127,100	503,466
Chongqing Brewery Co. Ltd. Class A	22,155	184,199

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Chongqing Changan Automobile Co. Ltd. Class A	51,400	$94,551
Chongqing Zhifei Biological Products Co. Ltd. Class A (b)	15,850	60,853
CITIC Ltd.	373,000	339,204
CITIC Securities Co. Ltd. Class H	101,725	149,837
CMOC Group Ltd. Class A	108,500	126,321
CNPC Capital Co. Ltd. Class A	30,900	23,363
Contemporary Amperex Technology Co. Ltd. Class A	15,820	390,102
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	23,000	49,176
COSCO SHIPPING Holdings Co. Ltd. Class A	96,220	204,147
COSCO SHIPPING Holdings Co. Ltd. Class H	102,649	179,597
COSCO SHIPPING Ports Ltd. (a)	16,837	11,624
Country Garden Holdings Co. Ltd. (a) (b)	1,342,248	83,381
CRRC Corp. Ltd. Class A	32,700	33,637
CSPC Innovation Pharmaceutical Co. Ltd. Class A	5,900	20,389
CSPC Pharmaceutical Group Ltd.	616,800	491,392
DaShenLin Pharmaceutical Group Co. Ltd. Class A	41,433	81,154
Eastroc Beverage Group Co. Ltd. Class A	1,200	35,462
Ecovacs Robotics Co. Ltd. Class A	18,900	122,137
ENN Energy Holdings Ltd.	42,100	346,996
Eve Energy Co. Ltd. Class A	16,600	90,766
FAW Jiefang Group Co. Ltd. Class A	101,500	108,856
Flat Glass Group Co. Ltd. Class H (a)	31,000	45,662
Foshan Haitian Flavouring & Food Co. Ltd. Class A	14,068	66,420
Fosun International Ltd.	109,500	58,906
Foxconn Industrial Internet Co. Ltd. Class A	17,000	63,801
Fuyao Glass Industry Group Co. Ltd. Class A	5,500	36,085
Ganfeng Lithium Group Co. Ltd. Class A	12,940	50,779
Ganfeng Lithium Group Co. Ltd. Class H (a) (d)	17,080	33,296
GCL Technology Holdings Ltd. (a) (b)	1,000,000	148,577
Geely Automobile Holdings Ltd.	462,000	520,145
Genscript Biotech Corp. (a) (b)	152,000	161,980
Security Description	Shares	Value
GF Securities Co. Ltd. Class H (a)	129,600	$107,400
Giant Biogene Holding Co. Ltd. (d)	12,800	75,170
GigaDevice Semiconductor, Inc. Class A (b)	5,100	66,795
Ginlong Technologies Co. Ltd. Class A	10,200	58,175
GoerTek, Inc. Class A	89,900	240,239
Great Wall Motor Co. Ltd. Class H (a)	229,500	353,918
Guangdong Haid Group Co. Ltd. Class A	3,600	23,200
Guangzhou Automobile Group Co. Ltd. Class A	66,500	70,500
Guangzhou Automobile Group Co. Ltd. Class H	179,600	63,491
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	28,200	105,023
Guangzhou Tinci Materials Technology Co. Ltd. Class A	20,400	49,066
H World Group Ltd. ADR	11,745	391,343
Haidilao International Holding Ltd. (a) (d)	129,000	231,980
Haier Smart Home Co. Ltd. Class H	165,400	552,929
Hainan Airlines Holding Co. Ltd. Class A (b)	503,000	70,274
Hainan Airport Infrastructure Co. Ltd. Class A (b)	93,700	40,299
Haitong Securities Co. Ltd. Class H	142,800	66,394
Hang Zhou Great Star Industrial Co. Ltd. Class A	7,000	23,682
Hangzhou First Applied Material Co. Ltd. Class A	17,012	34,253
Hangzhou Robam Appliances Co. Ltd. Class A	41,000	124,109
Hangzhou Silan Microelectronics Co. Ltd. Class A (b)	14,300	34,296
Hangzhou Tigermed Consulting Co. Ltd. Class A	15,900	105,842
Hansoh Pharmaceutical Group Co. Ltd. (d)	26,000	54,348
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	8,900	25,929
Heilongjiang Agriculture Co. Ltd. Class A	45,800	78,353
Hengan International Group Co. Ltd.	64,000	195,097
Hisense Home Appliances Group Co. Ltd. Class A	19,500	86,111
Hisense Visual Technology Co. Ltd. Class A	8,000	27,109
Hoshine Silicon Industry Co. Ltd. Class A (b)	6,600	42,226

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Hua Hong Semiconductor Ltd. (a) (d)	28,000	$79,079
Huadian Power International Corp. Ltd. Class A	265,200	252,092
Hualan Biological Engineering, Inc. Class A	60,920	131,755
Huaneng Power International, Inc. Class H (b)	616,000	456,828
Huatai Securities Co. Ltd. Class H (d)	139,200	153,866
Humanwell Healthcare Group Co. Ltd. Class A	20,100	47,271
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (d)	32,400	116,820
Iflytek Co. Ltd. Class A	10,000	58,829
Imeik Technology Development Co. Ltd. Class A	900	21,215
Industrial & Commercial Bank of China Ltd. Class H	4,274,045	2,540,099
Ingenic Semiconductor Co. Ltd. Class A	9,100	69,102
Innovent Biologics, Inc. (b) (d)	92,500	435,997
iQIYI, Inc. ADR (b)	38,941	142,913
JA Solar Technology Co. Ltd. Class A	19,252	29,534
Jason Furniture Hangzhou Co. Ltd. Class A	19,100	84,475
JD Health International, Inc. (a) (b) (d)	62,750	170,791
JD.com, Inc. Class A	131,852	1,744,539
Jiangsu Eastern Shenghong Co. Ltd. Class A	16,800	18,340
Jiangsu Expressway Co. Ltd. Class H (b)	14,000	14,937
Jiangsu Hengli Hydraulic Co. Ltd. Class A	5,400	34,452
Jiangsu King's Luck Brewery JSC Ltd. Class A	21,300	134,787
Jiangsu Pacific Quartz Co. Ltd. Class A	4,500	18,251
Jointown Pharmaceutical Group Co. Ltd. Class A	337,777	225,775
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	12,800	39,781
Juneyao Airlines Co. Ltd. Class A	70,800	106,576
Kanzhun Ltd. ADR	17,145	322,497
KE Holdings, Inc. ADR	42,958	607,856
Kingdee International Software Group Co. Ltd. (b)	198,000	185,639
Kingsoft Corp. Ltd.	115,800	334,463
Kuaishou Technology (b) (d)	142,300	841,144
Kuang-Chi Technologies Co. Ltd. Class A (b)	133,600	317,492
Kweichow Moutai Co. Ltd. Class A	5,245	1,054,187
Lenovo Group Ltd.	398,000	561,770
Security Description	Shares	Value
Lens Technology Co. Ltd. Class A	22,600	$56,493
Li Auto, Inc. Class A (b)	70,720	636,783
Li Ning Co. Ltd.	138,000	298,717
Lingyi iTech Guangdong Co. Class A	95,500	93,134
Longfor Group Holdings Ltd. (a) (d)	108,103	148,431
LONGi Green Energy Technology Co. Ltd. Class A (b)	24,192	46,456
Luxshare Precision Industry Co. Ltd. Class A (b)	54,918	295,695
Luzhou Laojiao Co. Ltd. Class A	6,200	121,854
Mango Excellent Media Co. Ltd. Class A	38,700	110,786
Maxscend Microelectronics Co. Ltd. Class A	5,440	57,926
Meihua Holdings Group Co. Ltd. Class A	25,600	35,135
Meituan Class B (b) (d)	301,800	4,294,641
MINISO Group Holding Ltd. (a)	11,000	52,764
Muyuan Foods Co. Ltd. Class A	27,662	165,195
NAURA Technology Group Co. Ltd. Class A	9,900	433,773
NetEase, Inc.	117,575	2,245,361
New China Life Insurance Co. Ltd. Class H	70,000	133,591
New Hope Liuhe Co. Ltd. Class A (b)	118,000	147,725
New Oriental Education & Technology Group, Inc. (b)	110,590	845,637
NIO, Inc. ADR (a) (b)	96,728	402,388
Nongfu Spring Co. Ltd. Class H (a) (d)	75,800	359,709
PDD Holdings, Inc. ADR (b)	35,830	4,763,598
PetroChina Co. Ltd. Class H	1,300,000	1,315,419
Pharmaron Beijing Co. Ltd. Class A	25,800	65,659
PICC Property & Casualty Co. Ltd. Class H (b)	591,415	734,781
Ping An Insurance Group Co. of China Ltd. Class A	37,500	212,441
Ping An Insurance Group Co. of China Ltd. Class H	348,000	1,577,888
Pop Mart International Group Ltd. (d)	18,600	91,125
Postal Savings Bank of China Co. Ltd. Class A	49,900	34,653
Prosus NV	95,819	3,415,604
Qifu Technology, Inc. ADR	8,723	172,105
Rockchip Electronics Co. Ltd. Class A	9,400	76,183
SAIC Motor Corp. Ltd. Class A	48,300	91,693

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Sangfor Technologies, Inc. Class A	10,100	$69,903
Seres Group Co. Ltd. Class A (b)	24,000	299,538
SF Holding Co. Ltd. Class A	6,800	33,242
SG Micro Corp. Class A	3,620	41,045
Shandong Gold Mining Co. Ltd. Class A	72,541	272,047
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	240,000	114,353
Shanghai Baosight Software Co. Ltd. Class A	78,514	343,378
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	8,700	26,383
Shanghai Jinjiang International Hotels Co. Ltd. Class A (b)	17,013	53,550
Shanghai Lingang Holdings Corp. Ltd. Class A (b)	37,100	46,293
Shanghai M&G Stationery, Inc. Class A	18,900	80,976
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	28,100	42,254
Shanghai RAAS Blood Products Co. Ltd. Class A	270,677	289,924
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	9,600	24,300
Shanxi Meijin Energy Co. Ltd. Class A (b)	182,000	118,660
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (b)	14,200	410,157
Shede Spirits Co. Ltd. Class A	3,500	27,167
Shengyi Technology Co. Ltd. Class A	44,800	129,230
Shennan Circuits Co. Ltd. Class A	8,680	125,750
Shenzhen Capchem Technology Co. Ltd. Class A	15,760	61,651
Shenzhen Energy Group Co. Ltd. Class A	344,840	344,800
Shenzhen Kangtai Biological Products Co. Ltd. Class A	55,501	118,667
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,900	195,246
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	6,700	24,438
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	7,000	24,535
Shenzhou International Group Holdings Ltd.	44,000	430,848
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	9,100	19,108
Sichuan Chuantou Energy Co. Ltd. Class A	154,370	396,452
Security Description	Shares	Value
Sichuan Swellfun Co. Ltd. Class A	9,400	$48,449
Silergy Corp.	22,000	313,302
Sinopharm Group Co. Ltd. Class H	56,800	150,959
SITC International Holdings Co. Ltd.	53,000	143,915
Smoore International Holdings Ltd. (a) (d)	120,000	145,554
Songcheng Performance Development Co. Ltd. Class A	63,000	69,292
Spring Airlines Co. Ltd. Class A (b)	8,200	63,267
StarPower Semiconductor Ltd. Class A	3,920	46,235
Sungrow Power Supply Co. Ltd. Class A	11,900	101,106
Sunny Optical Technology Group Co. Ltd.	49,200	304,058
Sunresin New Materials Co. Ltd. Class A (b)	3,800	21,736
TAL Education Group ADR (b)	34,706	370,313
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (b)	14,900	17,653
Tencent Holdings Ltd.	391,200	18,659,590
Tencent Music Entertainment Group ADR	50,158	704,720
Thunder Software Technology Co. Ltd. Class A	11,700	73,060
Tianqi Lithium Corp. Class A	4,200	17,206
Tingyi Cayman Islands Holding Corp.	276,000	332,654
Tongcheng Travel Holdings Ltd.	116,400	231,685
TongFu Microelectronics Co. Ltd. Class A	24,200	74,216
Tongwei Co. Ltd. Class A	15,100	39,524
TravelSky Technology Ltd. Class H	56,000	65,702
Trina Solar Co. Ltd. Class A	6,130	14,207
Trip.com Group Ltd. (b)	32,175	1,543,760
Tsingtao Brewery Co. Ltd. Class H (b)	60,000	400,389
Vipshop Holdings Ltd. ADR	34,751	452,458
Walvax Biotechnology Co. Ltd. Class A	111,398	173,639
Want Want China Holdings Ltd.	138,000	83,429
Weichai Power Co. Ltd. Class A	79,300	176,395
Wens Foodstuffs Group Co. Ltd. Class A	23,680	64,285
Wharf Holdings Ltd.	22,000	61,852
Will Semiconductor Co. Ltd. Shanghai Class A	8,100	110,247

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Wuhan Guide Infrared Co. Ltd. Class A	153,749	$124,038
Wuliangye Yibin Co. Ltd. Class A (b)	15,900	278,849
WuXi AppTec Co. Ltd. Class A	23,302	125,082
WuXi AppTec Co. Ltd. Class H (d)	8,600	32,164
Wuxi Biologics Cayman, Inc. (b) (d)	242,500	358,436
Xiaomi Corp. Class B (b) (d)	864,800	1,825,435
Xinyi Solar Holdings Ltd.	282,961	142,434
XPeng, Inc. ADR (b)	18,996	139,241
XPeng, Inc. Class A (a) (b)	43,112	163,173
Yadea Group Holdings Ltd. (a) (d)	116,000	146,645
Yankuang Energy Group Co. Ltd. Class H (a)	280,800	401,379
Yealink Network Technology Corp. Ltd. Class A	29,290	147,516
Yifeng Pharmacy Chain Co. Ltd. Class A	23,916	80,420
Yonyou Network Technology Co. Ltd. Class A (b)	27,230	37,297
Youngor Fashion Co. Ltd. Class A	122,760	119,719
Yum China Holdings, Inc.	24,033	741,178
Yunda Holding Co. Ltd. Class A	11,570	12,266
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	4,400	29,121
Yunnan Energy New Material Co. Ltd. Class A	10,300	44,652
Zhaojin Mining Industry Co. Ltd. Class H	53,000	88,928
Zhejiang Huayou Cobalt Co. Ltd. Class A	6,240	18,914
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	8,100	31,875
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (d)	26,200	89,935
Zhongsheng Group Holdings Ltd.	46,500	68,016
Zhuzhou CRRC Times Electric Co. Ltd. Class H (b)	69,900	275,754
Zijin Mining Group Co. Ltd. Class H (a)	570,000	1,203,166
ZTE Corp. Class H (b)	61,600	136,338
ZTO Express Cayman, Inc. ADR	21,952	455,504
		118,483,804
COLOMBIA — 0.0% (e)
Bancolombia SA ADR	24,452	798,358
DENMARK — 2.5%
AP Moller - Maersk AS Class B	613	1,066,420
Security Description	Shares	Value
Coloplast AS Class B	4,557	$547,898
Danske Bank AS	57,584	1,717,208
DSV AS	14,512	2,225,332
Genmab AS (b)	4,903	1,229,590
Novo Nordisk AS Class B	200,878	29,030,916
Novonesis (Novozymes) B Class B	17,767	1,088,000
Orsted AS (b) (d)	10,527	560,678
Pandora AS	8,060	1,217,421
Vestas Wind Systems AS (b)	75,700	1,754,279
		40,437,742
EGYPT — 0.0% (e)
Commercial International Bank - Egypt (CIB)	260,540	419,858
FINLAND — 0.7%
Elisa OYJ	9,674	444,170
Fortum OYJ (a)	12,372	180,995
Kone OYJ Class B	28,670	1,416,211
Neste OYJ	25,925	461,928
Nokia OYJ (c)	192,555	734,371
Nokia OYJ (c)	102,018	388,969
Nordea Bank Abp (c)	199,196	2,371,874
Nordea Bank Abp (c)	3,064	36,500
Sampo OYJ Class A	30,288	1,301,693
Stora Enso OYJ Class R	63,866	873,059
UPM-Kymmene OYJ	55,343	1,934,819
Wartsila OYJ Abp	30,125	581,157
		10,725,746
FRANCE — 6.2%
Accor SA	22,807	936,183
Air Liquide SA	42,243	7,301,784
Airbus SE	36,748	5,051,480
Alstom SA (a)	31,131	523,825
AXA SA	117,134	3,837,710
BioMerieux	628	59,734
BNP Paribas SA	68,882	4,394,762
Bouygues SA	20,381	654,645
Capgemini SE	13,855	2,757,478
Carrefour SA	56,463	798,788
Cie de Saint-Gobain SA	32,854	2,557,044
Cie Generale des Etablissements Michelin SCA	44,382	1,717,624
Credit Agricole SA	58,224	794,996
Danone SA	45,510	2,784,098
Dassault Systemes SE	41,678	1,576,795
Edenred SE	11,528	486,916
Engie SA	85,303	1,219,133
EssilorLuxottica SA	20,488	4,417,954
Hermes International SCA	1,335	3,061,884
Kering SA	5,497	1,994,243
Klepierre SA REIT	9,627	257,737
La Francaise des Jeux SAEM (d)	344	11,724
Legrand SA	18,265	1,813,476

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
L'Oreal SA	16,082	$7,067,577
LVMH Moet Hennessy Louis Vuitton SE	17,295	13,227,236
Orange SA	139,008	1,393,577
Pernod Ricard SA	16,843	2,287,124
Publicis Groupe SA	23,386	2,490,856
Renault SA	6,280	321,992
Safran SA	20,634	4,365,402
Sartorius Stedim Biotech	1,232	202,417
Societe Generale SA	36,136	848,935
Sodexo SA	11,512	1,036,391
Teleperformance SE	2,240	236,087
Thales SA	214	34,289
TotalEnergies SE	146,113	9,760,671
Unibail-Rodamco-Westfield CDI	46,306	182,769
Unibail-Rodamco-Westfield REIT (b)	6,321	498,064
Veolia Environnement SA	46,447	1,389,846
Vinci SA	37,048	3,906,297
Vivendi SE	85,234	891,206
		99,150,749
GERMANY — 5.3%
adidas AG	11,735	2,804,669
Allianz SE	26,795	7,452,205
BASF SE	61,508	2,978,651
Bayer AG	64,350	1,819,353
Bayerische Motoren Werke AG	23,490	2,225,003
Commerzbank AG	49,002	744,967
Continental AG	6,366	360,924
Covestro AG (b) (d)	11,351	666,666
CTS Eventim AG & Co. KGaA	273	22,793
Daimler Truck Holding AG	27,860	1,109,858
Deutsche Bank AG	120,476	1,924,924
Deutsche Boerse AG	14,340	2,936,997
Deutsche Lufthansa AG	49,824	304,908
Deutsche Post AG	75,057	3,039,917
Deutsche Telekom AG	228,086	5,739,716
Dr Ing hc F Porsche AG Preference Shares (d)	2,746	204,599
E.ON SE	157,123	2,063,701
Fresenius Medical Care AG	18,431	706,383
Fresenius SE & Co. KGaA (b)	28,132	840,595
Heidelberg Materials AG	438	45,450
Henkel AG & Co. KGaA Preference Shares	6,956	620,413
Infineon Technologies AG	67,102	2,467,099
LEG Immobilien SE	2,850	232,935
Mercedes-Benz Group AG	50,597	3,501,461
Merck KGaA	10,213	1,693,861
MTU Aero Engines AG	2,016	515,963
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,007	5,509,086
Porsche Automobil Holding SE Preference Shares	10,065	455,326
Security Description	Shares	Value
Puma SE	5,558	$255,368
Rheinmetall AG	2,280	1,162,416
RWE AG	40,545	1,388,359
SAP SE	67,928	13,797,410
Sartorius AG Preference Shares	1,690	396,666
Scout24 SE (d)	1,510	115,226
Siemens AG	49,517	9,219,298
Siemens Energy AG (b)	33,142	863,490
Siemens Healthineers AG (d)	17,822	1,027,620
Symrise AG	8,474	1,038,074
Volkswagen AG	4,046	486,099
Volkswagen AG Preference Shares	9,046	1,021,859
Vonovia SE	38,763	1,103,000
Zalando SE (b) (d)	13,216	310,056
		85,173,364
GREECE — 0.1%
Eurobank Ergasias Services & Holdings SA Class A (b)	11,021	23,872
Hellenic Telecommunications Organization SA	2,626	37,826
Jumbo SA	28,459	819,865
National Bank of Greece SA (b)	10,992	91,701
OPAP SA	52,184	818,789
Piraeus Financial Holdings SA (b)	13,099	47,816
		1,839,869
HONG KONG — 1.1%
AIA Group Ltd.	740,400	5,026,155
China Common Rich Renewable Energy Investments Ltd. (a) (b) (f)	448,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (f)	1,418,000	—
CK Asset Holdings Ltd.	99,332	372,142
CLP Holdings Ltd.	87,500	707,182
Futu Holdings Ltd. ADR (b)	3,492	229,093
Hang Seng Bank Ltd.	51,000	655,839
Henderson Land Development Co. Ltd.	210,317	564,354
Hong Kong & China Gas Co. Ltd.	699,057	531,854
Hong Kong Exchanges & Clearing Ltd.	82,440	2,641,915
Jardine Matheson Holdings Ltd.	6,400	226,432
Link REIT	289,282	1,124,537
Prudential PLC	130,224	1,182,602
Sino Biopharmaceutical Ltd.	1,233,500	421,836
Sun Hung Kai Properties Ltd.	104,185	901,414
Swire Pacific Ltd. Class A	71,006	627,535
Techtronic Industries Co. Ltd.	107,000	1,222,481
WH Group Ltd. (d)	419,705	276,313

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Wharf Real Estate Investment Co. Ltd.	101,000	$267,784
		16,979,468
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	76,859	600,294
OTP Bank Nyrt	22,576	1,122,716
		1,723,010
INDIA — 5.6%
ABB India Ltd.	730	74,332
Adani Enterprises Ltd.	17,305	659,338
Adani Green Energy Ltd. (b)	28,206	605,065
Adani Ports & Special Economic Zone Ltd.	51,443	911,862
Adani Power Ltd. (b)	66,707	574,854
Ambuja Cements Ltd.	132,634	1,066,082
Apollo Hospitals Enterprise Ltd.	8,446	626,526
Asian Paints Ltd.	23,371	817,561
Aurobindo Pharma Ltd.	29,786	431,355
Avenue Supermarts Ltd. (b) (d)	9,585	542,168
Axis Bank Ltd.	146,046	2,215,976
Bajaj Auto Ltd.	5,839	665,329
Bajaj Finance Ltd.	15,148	1,292,596
Bajaj Finserv Ltd.	30,186	574,905
Balkrishna Industries Ltd.	7,650	296,230
Bandhan Bank Ltd. (d)	133,098	325,261
Bharat Electronics Ltd.	457,817	1,679,463
Bharat Forge Ltd.	25,725	515,302
Bharat Heavy Electricals Ltd.	9,415	33,968
Bharat Petroleum Corp. Ltd. (c)	77,620	282,927
Bharat Petroleum Corp. Ltd. (b) (c)	77,620	282,927
Bharti Airtel Ltd.	144,751	2,506,703
Britannia Industries Ltd. (b)	399	26,200
CG Power & Industrial Solutions Ltd.	5,707	48,229
Cholamandalam Investment & Finance Co. Ltd.	49,935	852,436
Cipla Ltd.	38,981	692,227
Dabur India Ltd.	73,748	531,260
Divi's Laboratories Ltd.	9,556	526,742
DLF Ltd.	78,754	778,922
Dr Reddy's Laboratories Ltd. ADR	18,125	1,380,944
Eicher Motors Ltd.	12,874	721,446
Godrej Consumer Products Ltd.	40,554	669,120
Godrej Properties Ltd. (b)	3,124	120,180
HCL Technologies Ltd.	83,056	1,453,797
HDFC Bank Ltd.	165,251	3,336,827
HDFC Life Insurance Co. Ltd. (d)	71,137	507,631
Hero MotoCorp Ltd.	11,759	786,815
Security Description	Shares	Value
Hindalco Industries Ltd.	114,175	$949,616
Hindustan Aeronautics Ltd.	6,289	397,024
Hindustan Petroleum Corp. Ltd.	66,132	263,378
Hindustan Petroleum Corp. Ltd. (b)	33,066	131,689
Hindustan Unilever Ltd.	72,912	2,162,375
ICICI Bank Ltd. ADR	149,685	4,312,425
ICICI Lombard General Insurance Co. Ltd. (d)	22,148	475,310
Indian Oil Corp. Ltd.	225,974	448,845
Info Edge India Ltd.	8,639	703,019
Infosys Ltd. ADR (a)	239,228	4,454,425
InterGlobe Aviation Ltd. (b) (d)	14,980	759,577
ITC Ltd.	194,079	988,927
Jio Financial Services Ltd. (b)	133,407	572,984
JSW Energy Ltd.	4,815	42,412
JSW Steel Ltd.	55,970	625,226
Jubilant Foodworks Ltd.	56,401	380,967
Kotak Mahindra Bank Ltd.	63,697	1,376,871
Larsen & Toubro Ltd.	37,842	1,610,319
LTIMindtree Ltd. (d)	9,658	623,700
Lupin Ltd.	28,420	552,586
Macrotech Developers Ltd. (d)	11,690	210,781
Mahindra & Mahindra Ltd. GDR	55,756	1,906,855
Marico Ltd.	98,680	725,419
Maruti Suzuki India Ltd.	7,752	1,118,710
Max Healthcare Institute Ltd.	34,944	394,185
Muthoot Finance Ltd.	15,903	342,490
Nestle India Ltd.	43,000	1,315,796
NHPC Ltd.	35,680	43,088
NTPC Ltd.	104,117	472,405
PB Fintech Ltd. (b)	11,501	192,712
Petronet LNG Ltd.	153,039	606,100
Phoenix Mills Ltd.	2,939	126,470
PI Industries Ltd.	10,371	472,455
Power Finance Corp. Ltd.	55,957	325,525
Power Grid Corp. of India Ltd.	286,370	1,136,551
REC Ltd.	51,157	322,325
Reliance Industries Ltd. GDR (d)	102,471	7,644,337
Samvardhana Motherson International Ltd.	212,893	485,872
SBI Life Insurance Co. Ltd. (d)	35,448	634,227
Shree Cement Ltd.	2,083	696,196
Shriram Finance Ltd.	31,535	1,101,054
Siemens Ltd.	846	78,165
Solar Industries India Ltd. (b)	450	54,077
State Bank of India	114,312	1,163,786
Sun Pharmaceutical Industries Ltd.	58,000	1,057,824
Supreme Industries Ltd.	1,978	141,277
Suzlon Energy Ltd. (b)	377,514	239,309
Tata Consultancy Services Ltd.	52,301	2,448,700
Tata Consumer Products Ltd.	57,648	758,696

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Tata Motors Ltd.	117,209	$1,391,187
Tata Power Co. Ltd. (b)	119,399	630,876
Tata Steel Ltd.	522,699	1,090,749
Tech Mahindra Ltd.	42,592	730,583
Titan Co. Ltd.	19,102	779,817
Torrent Pharmaceuticals Ltd.	10,255	343,274
Torrent Power Ltd.	2,084	37,448
Trent Ltd.	15,066	990,070
Tube Investments of India Ltd.	7,814	399,122
UltraTech Cement Ltd.	7,894	1,104,559
United Spirits Ltd.	53,473	818,567
UPL Ltd.	73,855	505,593
Varun Beverages Ltd.	14,793	289,074
Vedanta Ltd.	72,583	395,175
Wipro Ltd.	89,671	553,646
Yes Bank Ltd. (b)	1,311,945	372,717
Zomato Ltd. (b)	441,690	1,062,334
		88,955,359
INDONESIA — 0.5%
Adaro Energy Indonesia Tbk. PT	1,206,700	205,599
Amman Mineral Internasional PT (b)	131,000	88,000
Astra International Tbk. PT	1,854,400	505,076
Bank Central Asia Tbk. PT	3,177,200	1,925,723
Bank Mandiri Persero Tbk. PT	3,020,200	1,134,304
Bank Rakyat Indonesia Persero Tbk. PT	5,519,276	1,550,453
Barito Pacific Tbk. PT	1,572,358	95,061
Chandra Asri Pacific Tbk. PT	319,100	179,768
Charoen Pokphand Indonesia Tbk. PT	1,139,700	353,220
GoTo Gojek Tokopedia Tbk. PT (b)	58,522,900	178,696
Indah Kiat Pulp & Paper Tbk. PT	148,300	80,603
Merdeka Copper Gold Tbk. PT (b)	707,353	102,809
Telkom Indonesia Persero Tbk. PT	4,598,700	879,019
United Tractors Tbk. PT	203,900	273,631
		7,551,962
IRELAND — 0.2%
AerCap Holdings NV	2,900	270,280
AIB Group PLC	32,469	171,766
Bank of Ireland Group PLC	38,178	399,680
Kerry Group PLC Class A	15,964	1,294,328
Kingspan Group PLC	5,714	486,857
Smurfit Kappa Group PLC	16,631	742,120
		3,365,031
ISRAEL — 0.4%
Bank Hapoalim BM	168,789	1,492,451
Bank Leumi Le-Israel BM	184,467	1,503,275
Check Point Software Technologies Ltd. (b)	5,818	959,970
Security Description	Shares	Value
Global-e Online Ltd. (a) (b)	2,100	$76,167
Nice Ltd. (b)	5,873	960,489
Teva Pharmaceutical Industries Ltd. ADR (b)	69,165	1,123,931
Wix.com Ltd. (b)	3,650	580,606
		6,696,889
ITALY — 1.4%
Assicurazioni Generali SpA	85,815	2,142,034
Banco BPM SpA	9,423	60,736
Coca-Cola HBC AG	12,530	427,341
DiaSorin SpA	592	59,044
Enel SpA	489,946	3,409,999
Eni SpA	168,831	2,597,280
Ferrari NV	9,854	4,020,584
FinecoBank Banca Fineco SpA	7,531	112,353
Intesa Sanpaolo SpA	883,897	3,288,137
Leonardo SpA	4,742	110,183
Mediobanca Banca di Credito Finanziario SpA	58,729	861,687
Moncler SpA	3,097	189,394
Prysmian SpA	1,690	104,727
Snam SpA	166,424	736,826
Telecom Italia SpA (a) (b)	590,648	141,482
UniCredit SpA	106,669	3,956,132
		22,217,939
JAPAN — 14.4%
Advantest Corp.	39,600	1,581,686
Aeon Co. Ltd. (a)	54,600	1,167,285
AGC, Inc. (a)	21,500	695,816
Aisin Corp.	14,200	462,829
Ajinomoto Co., Inc.	20,700	725,903
Asahi Group Holdings Ltd.	42,100	1,485,251
Asahi Kasei Corp.	127,800	818,711
Asics Corp.	18,000	275,382
Astellas Pharma, Inc.	140,600	1,389,743
Bandai Namco Holdings, Inc.	12,900	251,809
Bridgestone Corp. (a)	44,100	1,733,185
Canon, Inc. (a)	70,600	1,910,931
Capcom Co. Ltd.	13,600	256,427
Central Japan Railway Co.	44,600	962,923
Chiba Bank Ltd.	113,700	1,012,175
Chubu Electric Power Co., Inc.	70,800	836,695
Chugai Pharmaceutical Co. Ltd.	30,200	1,073,127
Concordia Financial Group Ltd.	166,700	980,552
Dai-ichi Life Holdings, Inc.	52,200	1,394,726
Daiichi Sankyo Co. Ltd.	115,400	3,962,884
Daikin Industries Ltd.	14,900	2,072,069
Daiwa Securities Group, Inc.	178,100	1,358,502
Denso Corp.	138,600	2,152,324
Dentsu Group, Inc. (a)	2,200	55,431
Disco Corp.	4,400	1,669,626
East Japan Railway Co.	65,100	1,078,322

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Eisai Co. Ltd.	15,900	$651,578
ENEOS Holdings, Inc.	269,108	1,382,846
FANUC Corp.	70,100	1,921,366
Fast Retailing Co. Ltd.	12,300	3,101,380
FUJIFILM Holdings Corp.	99,300	2,322,309
Fujitsu Ltd.	140,000	2,190,601
Hitachi Ltd.	320,000	7,163,496
Honda Motor Co. Ltd.	294,100	3,144,672
Hoya Corp.	25,200	2,930,287
Idemitsu Kosan Co. Ltd.	61,500	398,186
Inpex Corp. (a)	70,200	1,032,969
ITOCHU Corp. (a)	86,200	4,208,721
Japan Exchange Group, Inc.	31,600	737,058
Japan Real Estate Investment Corp. REIT (a)	198	625,289
Japan Tobacco, Inc. (a)	70,900	1,916,407
JFE Holdings, Inc.	31,100	447,669
Kajima Corp.	64,500	1,115,297
Kansai Electric Power Co., Inc.	65,600	1,101,897
Kao Corp. (a)	37,100	1,504,665
KDDI Corp.	110,200	2,914,278
Keyence Corp.	10,900	4,780,523
Kintetsu Group Holdings Co. Ltd.	28,300	616,105
Kirin Holdings Co. Ltd. (a)	12,700	163,665
Komatsu Ltd.	71,700	2,082,001
Kubota Corp. (a)	97,800	1,367,960
Kyocera Corp.	152,300	1,752,974
Lasertec Corp. (a)	4,100	919,862
LY Corp.	239,600	579,264
M3, Inc.	25,800	245,955
Makita Corp.	28,300	769,163
Marubeni Corp.	132,800	2,456,462
Mazda Motor Corp.	14,900	144,128
McDonald's Holdings Co. Japan Ltd.	2,400	94,592
MEIJI Holdings Co. Ltd.	6,400	138,018
Mitsubishi Chemical Group Corp.	144,900	804,490
Mitsubishi Corp.	238,300	4,663,486
Mitsubishi Electric Corp.	153,000	2,442,046
Mitsubishi Estate Co. Ltd.	113,318	1,775,217
Mitsubishi Heavy Industries Ltd.	254,300	2,723,852
Mitsubishi UFJ Financial Group, Inc.	710,400	7,635,718
Mitsui & Co. Ltd.	190,200	4,316,923
Mitsui Chemicals, Inc.	30,400	839,090
Mitsui Fudosan Co. Ltd.	92,100	840,786
Mizuho Financial Group, Inc.	75,880	1,584,017
MonotaRO Co. Ltd. (a)	12,300	144,593
MS&AD Insurance Group Holdings, Inc.	106,300	2,362,442
Murata Manufacturing Co. Ltd.	144,300	2,980,011
NEC Corp. (a)	17,800	1,465,628
Nexon Co. Ltd. (a)	23,000	425,370
Security Description	Shares	Value
NIDEC Corp. (a)	32,800	$1,465,050
Nintendo Co. Ltd.	69,700	3,707,281
Nippon Building Fund, Inc. REIT (a)	38	132,998
Nippon Paint Holdings Co. Ltd.	32,300	210,434
Nippon Prologis REIT, Inc.	170	265,262
Nippon Steel Corp.	51,200	1,082,502
Nippon Telegraph & Telephone Corp.	1,996,300	1,883,864
Nippon Yusen KK (a)	41,900	1,219,544
Nissan Motor Co. Ltd.	175,200	594,565
Nitori Holdings Co. Ltd.	4,100	433,041
Nitto Denko Corp.	15,800	1,248,402
Nomura Holdings, Inc.	204,400	1,171,558
Nomura Real Estate Master Fund, Inc. REIT (a)	79	70,081
Nomura Research Institute Ltd.	11,400	320,399
NTT Data Group Corp.	77,600	1,139,445
Obayashi Corp.	121,000	1,438,220
Obic Co. Ltd.	2,200	283,650
Olympus Corp.	50,500	814,197
Ono Pharmaceutical Co. Ltd.	20,900	285,384
Oriental Land Co. Ltd.	44,400	1,237,106
ORIX Corp.	111,800	2,468,691
Osaka Gas Co. Ltd.	52,700	1,160,737
Otsuka Holdings Co. Ltd.	14,900	627,086
Panasonic Holdings Corp.	172,700	1,413,937
Rakuten Group, Inc. (b)	58,700	302,842
Recruit Holdings Co. Ltd.	76,000	4,066,468
Renesas Electronics Corp.	62,700	1,172,848
Resona Holdings, Inc. (a)	55,000	363,966
Rohm Co. Ltd.	44,300	592,099
SBI Holdings, Inc.	16,100	407,054
Secom Co. Ltd.	15,900	938,719
Seven & i Holdings Co. Ltd.	161,400	1,966,580
SG Holdings Co. Ltd.	11,800	108,750
Shimano, Inc.	2,900	447,908
Shin-Etsu Chemical Co. Ltd.	122,600	4,754,313
Shionogi & Co. Ltd.	14,900	581,420
Shiseido Co. Ltd.	19,000	541,912
Shizuoka Financial Group, Inc.	109,200	1,048,146
SMC Corp.	4,200	1,993,211
SoftBank Corp.	8,500	103,806
SoftBank Group Corp.	67,000	4,327,552
Sompo Holdings, Inc.	86,400	1,844,983
Sony Group Corp.	80,900	6,859,853
Subaru Corp.	19,600	415,492
Sumitomo Corp.	64,400	1,608,198
Sumitomo Electric Industries Ltd.	70,900	1,102,992
Sumitomo Mitsui Financial Group, Inc.	56,400	3,760,351
Sumitomo Mitsui Trust Holdings, Inc.	32,100	732,357
Suzuki Motor Corp.	60,000	690,414
Sysmex Corp.	34,800	560,530

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
T&D Holdings, Inc.	38,900	$679,166
Takeda Pharmaceutical Co. Ltd.	103,999	2,697,276
TDK Corp.	37,000	2,269,085
Terumo Corp.	118,400	1,952,724
Tokio Marine Holdings, Inc.	127,000	4,740,986
Tokyo Electric Power Co. Holdings, Inc. (b)	118,500	638,100
Tokyo Electron Ltd.	29,900	6,487,069
Tokyo Gas Co. Ltd.	37,900	814,028
Tokyu Corp.	87,900	968,288
TOPPAN Holdings, Inc.	32,900	906,662
Toray Industries, Inc.	182,200	862,522
Toyota Motor Corp.	643,200	13,155,091
Toyota Tsusho Corp.	79,500	1,547,893
Unicharm Corp.	14,900	478,604
West Japan Railway Co.	31,200	580,903
Yakult Honsha Co. Ltd.	6,800	121,598
Yamaha Motor Co. Ltd. (a)	107,800	997,850
ZOZO, Inc.	10,800	270,436
		229,424,105
KUWAIT — 0.1%
Boubyan Bank KSCP	465,987	859,816
Kuwait Finance House KSCP	175,426	406,039
Mabanee Co. KPSC	204,704	554,553
Mobile Telecommunications Co. KSCP	164,272	238,308
		2,058,716
LUXEMBOURG — 0.1%
ArcelorMittal SA	29,570	677,251
Eurofins Scientific SE (a)	3,643	181,749
		859,000
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	141,000	657,377
Sands China Ltd. (b)	200,400	417,874
		1,075,251
MALAYSIA — 0.3%
AMMB Holdings Bhd.	217,500	197,790
CIMB Group Holdings Bhd.	519,399	748,683
Genting Bhd.	196,100	195,788
Genting Malaysia Bhd.	573,700	310,108
Malaysia Airports Holdings Bhd.	197,113	413,655
Nestle Malaysia Bhd.	12,300	316,789
Petronas Chemicals Group Bhd.	49,700	66,477
Petronas Dagangan Bhd.	70,200	259,520
PPB Group Bhd.	142,440	431,774
Press Metal Aluminium Holdings Bhd.	243,200	296,944
Public Bank Bhd.	539,700	459,903
QL Resources Bhd.	149,200	206,208
RHB Bank Bhd.	133,186	155,560
Security Description	Shares	Value
Tenaga Nasional Bhd.	166,500	$486,353
YTL Corp. Bhd.	94,000	68,744
YTL Power International Bhd.	53,600	54,765
		4,669,061
MEXICO — 0.6%
America Movil SAB de CV	2,046,688	1,742,743
Cemex SAB de CV	1,544,406	989,035
Fomento Economico Mexicano SAB de CV	172,506	1,856,901
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	9,980	156,194
Grupo Bimbo SAB de CV (a)	6,300	22,260
Grupo Carso SAB de CV (a)	7,500	51,582
Grupo Financiero Banorte SAB de CV Class O	225,662	1,759,338
Grupo Mexico SAB de CV	215,899	1,161,938
Industrias Penoles SAB de CV (a) (b)	17,117	222,557
Kimberly-Clark de Mexico SAB de CV Class A	303,044	524,533
Southern Copper Corp.	300	32,322
Wal-Mart de Mexico SAB de CV	287,417	978,621
		9,498,024
NETHERLANDS — 3.1%
Adyen NV (b) (d)	1,285	1,533,098
Akzo Nobel NV	18,566	1,129,815
Argenx SE (b)	3,408	1,492,422
ASM International NV	2,248	1,714,936
ASML Holding NV	24,775	25,602,034
BE Semiconductor Industries NV	1,468	245,676
Heineken NV (a)	23,406	2,265,211
ING Groep NV	226,657	3,877,485
Koninklijke Ahold Delhaize NV	79,603	2,353,829
Koninklijke KPN NV	417,942	1,603,588
Koninklijke Philips NV (b)	65,332	1,651,762
Universal Music Group NV	70,781	2,107,379
Wolters Kluwer NV	23,297	3,865,135
		49,442,370
NEW ZEALAND — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	28,509	522,548
Meridian Energy Ltd.	217,062	831,958
Spark New Zealand Ltd.	167,085	423,543
Xero Ltd. (b)	6,975	635,386
		2,413,435
NORWAY — 0.4%
DNB Bank ASA	92,717	1,826,040
Equinor ASA	74,085	2,114,875
Norsk Hydro ASA	140,096	874,983
Telenor ASA	71,553	817,845
		5,633,743

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	19,293	$327,017
Credicorp Ltd.	6,934	1,118,662
		1,445,679
PHILIPPINES — 0.1%
Ayala Corp.	13,050	129,589
Ayala Land, Inc.	453,400	220,476
BDO Unibank, Inc.	89,264	195,254
International Container Terminal Services, Inc.	48,450	289,167
JG Summit Holdings, Inc.	236,951	105,318
Jollibee Foods Corp.	80,990	312,303
PLDT, Inc. ADR (a)	15,117	371,274
SM Investments Corp.	2,680	37,976
SM Prime Holdings, Inc.	501,500	242,155
Universal Robina Corp.	76,740	145,600
		2,049,112
POLAND — 0.2%
Allegro.eu SA (b) (d)	41,293	387,245
Bank Polska Kasa Opieki SA	3,881	162,189
Budimex SA	123	21,326
CD Projekt SA	6,382	220,589
Dino Polska SA (b) (d)	1,185	119,737
InPost SA (b)	1,754	30,942
KGHM Polska Miedz SA	3,992	149,301
LPP SA	71	301,835
mBank SA (b)	1,623	257,174
ORLEN SA	26,091	439,323
PGE Polska Grupa Energetyczna SA (b)	40,711	72,692
Powszechna Kasa Oszczednosci Bank Polski SA	47,130	737,657
Powszechny Zaklad Ubezpieczen SA	9,248	118,566
Santander Bank Polska SA	3,486	469,303
		3,487,879
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	169,145	634,303
Galp Energia SGPS SA	2,602	54,993
Jeronimo Martins SGPS SA	19,773	386,749
		1,076,045
QATAR — 0.2%
Commercial Bank PSQC	285,363	336,150
Qatar Electricity & Water Co. QSC	178,693	768,071
Qatar Islamic Bank QPSC	116,541	595,348
Qatar National Bank QPSC	266,022	1,067,449
		2,767,018
ROMANIA — 0.0% (e)
NEPI Rockcastle NV	29,471	212,027
Security Description	Shares	Value
RUSSIA — 0.0%
Gazprom PJSC ADR (b) (f)	471,490	$—
LUKOIL PJSC (f)	44,561	—
MMC Norilsk Nickel PJSC ADR (b) (f)	45,503	—
Mobile TeleSystems PJSC ADR (b) (f)	100,152	—
Novatek PJSC GDR (b) (f)	6,921	—
Sberbank of Russia PJSC (b) (f)	544,444	—
Surgutneftegas PJSC ADR (b) (f)	139,649	—
Tatneft PJSC ADR (b) (f)	38,413	—
Yandex NV Class A (b) (f)	9,256	—
		—
SAUDI ARABIA — 1.1%
ACWA Power Co.	7,693	726,320
Advanced Petrochemical Co. (b)	43,431	446,280
Al Rajhi Bank	106,575	2,315,242
Alinma Bank	79,728	660,929
Arab National Bank	53,142	286,986
Bank AlBilad	106,223	923,038
Bank Al-Jazira (b)	87,213	383,574
Banque Saudi Fransi	40,646	384,618
Bupa Arabia for Cooperative Insurance Co.	13,817	946,521
Co. for Cooperative Insurance	2,216	85,413
Dar Al Arkan Real Estate Development Co. (b)	72,941	229,423
Dr Sulaiman Al Habib Medical Services Group Co.	8,327	640,573
Elm Co.	305	69,689
Etihad Etisalat Co.	55,451	789,285
Jarir Marketing Co.	243,481	822,939
Mobile Telecommunications Co. Saudi Arabia	143,858	449,412
Mouwasat Medical Services Co.	839	27,105
Riyad Bank	83,394	579,063
SABIC Agri-Nutrients Co.	14,261	428,788
Sahara International Petrochemical Co.	31,816	247,635
Saudi Arabian Mining Co. (b)	81,890	939,696
Saudi Awwal Bank	58,566	603,363
Saudi Basic Industries Corp.	16,633	325,868
Saudi Electricity Co.	77,869	341,647
Saudi Industrial Investment Group	54,331	304,993
Saudi Kayan Petrochemical Co. (b)	151,671	327,874
Saudi National Bank	157,663	1,542,337
Saudi Research & Media Group (b)	5,074	279,965
Saudi Telecom Co.	80,226	801,918

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Savola Group (b)	31,548	$393,131
		17,303,625
SINGAPORE — 1.0%
CapitaLand Ascendas REIT	77,800	146,960
CapitaLand Integrated Commercial Trust REIT	134,140	195,977
CapitaLand Investment Ltd.	384,856	755,371
DBS Group Holdings Ltd.	190,884	5,040,943
Grab Holdings Ltd. Class A (b)	100,056	355,199
Sea Ltd. ADR (b)	21,559	1,539,744
Singapore Exchange Ltd.	211,200	1,477,348
Singapore Telecommunications Ltd.	783,900	1,590,648
STMicroelectronics NV	39,994	1,580,166
United Overseas Bank Ltd.	175,729	4,062,416
		16,744,772
SOUTH AFRICA — 0.9%
Absa Group Ltd.	27,639	239,836
Anglo American Platinum Ltd.	5,452	179,659
Anglo American PLC	84,441	2,670,680
Aspen Pharmacare Holdings Ltd. (a)	31,963	408,395
Bid Corp. Ltd.	21,423	498,466
Bidvest Group Ltd.	26,083	406,301
Capitec Bank Holdings Ltd.	6,864	988,251
Discovery Ltd.	73,922	545,266
Exxaro Resources Ltd.	19,299	188,128
FirstRand Ltd.	330,857	1,393,368
Gold Fields Ltd.	62,680	938,552
Harmony Gold Mining Co. Ltd.	28,916	266,119
Impala Platinum Holdings Ltd.	55,250	274,646
MTN Group Ltd.	115,941	539,322
Naspers Ltd. Class N	11,529	2,252,272
Nedbank Group Ltd.	17,206	241,610
Old Mutual Ltd.	211,285	141,021
Remgro Ltd.	35,739	266,359
Sanlam Ltd.	209,786	929,676
Sasol Ltd.	31,556	238,657
Sibanye Stillwater Ltd.	167,204	180,573
Standard Bank Group Ltd.	102,784	1,186,632
Woolworths Holdings Ltd.	57,299	193,863
		15,167,652
SOUTH KOREA — 3.5%
Alteogen, Inc. (b)	2,191	446,477
Amorepacific Corp.	1,537	186,807
Celltrion Pharm, Inc. (b)	1,561	100,702
Celltrion, Inc.	10,267	1,300,064
CJ CheilJedang Corp.	2,130	596,524
CosmoAM&T Co. Ltd. (b)	1,662	174,109
Coway Co. Ltd.	3,326	155,125
Delivery Hero SE (b) (d)	11,799	280,100
Doosan Enerbility Co. Ltd. (b)	23,751	346,818
Ecopro BM Co. Ltd. (b)	3,051	405,618
Ecopro Co. Ltd. (b)	4,987	326,428
Security Description	Shares	Value
Enchem Co. Ltd. (b)	524	$85,652
Hana Financial Group, Inc.	23,547	1,038,360
Hanmi Pharm Co. Ltd.	498	97,863
Hanmi Semiconductor Co. Ltd.	1,228	153,712
Hanwha Aerospace Co. Ltd.	1,229	222,765
Hanwha Solutions Corp.	4,449	89,206
HD Hyundai Co. Ltd.	9,702	525,099
HD Hyundai Electric Co. Ltd.	788	177,465
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	4,927	568,404
HLB, Inc. (b)	8,535	362,730
HMM Co. Ltd.	16,108	229,713
HYBE Co. Ltd.	1,233	181,389
Hyundai Engineering & Construction Co. Ltd.	3,004	69,944
Hyundai Mobis Co. Ltd.	4,077	744,908
Hyundai Motor Co.	11,236	2,408,006
Hyundai Steel Co.	6,962	146,928
Kakao Corp.	18,750	553,714
KakaoBank Corp.	9,653	142,358
KB Financial Group, Inc.	27,677	1,578,383
Kia Corp.	19,062	1,790,568
Korea Aerospace Industries Ltd.	8,171	314,612
Korea Electric Power Corp. ADR (b)	43,572	308,925
Korea Zinc Co. Ltd.	1,226	458,692
Korean Air Lines Co. Ltd.	7,466	126,106
Krafton, Inc. (b)	1,170	239,270
KT&G Corp.	12,187	780,889
Kum Yang Co. Ltd. (b)	1,657	103,525
L&F Co. Ltd. (b)	1,696	166,705
LG Chem Ltd.	2,667	669,414
LG Chem Ltd. Preference Shares	617	108,025
LG Electronics, Inc.	11,025	888,247
LG Energy Solution Ltd. (b)	2,317	549,583
LG H&H Co. Ltd.	1,087	272,836
LG Innotek Co. Ltd.	191	37,742
Lotte Chemical Corp.	2,364	196,986
Meritz Financial Group, Inc.	1,358	78,037
NAVER Corp.	11,070	1,342,232
NCSoft Corp.	1,820	237,863
Posco DX Co. Ltd.	888	24,740
POSCO Future M Co. Ltd.	1,959	367,891
POSCO Holdings, Inc. ADR	19,896	1,307,963
Posco International Corp.	3,995	189,810
Samsung Biologics Co. Ltd. (b) (d)	709	374,459
Samsung C&T Corp.	4,734	488,360
Samsung Electro-Mechanics Co. Ltd.	2,935	336,891
Samsung Electronics Co. Ltd. GDR	12,399	18,350,520
Samsung Electronics Co. Ltd. Preference Shares	28,503	1,316,957

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Samsung Fire & Marine Insurance Co. Ltd.	2,762	$780,543
Samsung Heavy Industries Co. Ltd. (b)	45,480	308,927
Samsung Life Insurance Co. Ltd.	542	34,847
Samsung SDI Co. Ltd.	2,926	752,491
Samsung SDS Co. Ltd.	1,851	199,690
Shinhan Financial Group Co. Ltd.	35,833	1,253,439
SK Bioscience Co. Ltd. (b)	2,023	77,305
SK Hynix, Inc.	35,436	6,088,350
SK Innovation Co. Ltd. (b)	4,650	392,201
SK Square Co. Ltd. (b)	5,806	421,794
SK, Inc.	3,327	382,611
SKC Co. Ltd. (b)	252	30,866
		55,846,283
SPAIN — 1.7%
ACS Actividades de Construccion y Servicios SA	25,176	1,086,851
Aena SME SA (d)	944	190,206
Amadeus IT Group SA (a)	22,562	1,502,597
Banco Bilbao Vizcaya Argentaria SA	390,993	3,918,927
Banco de Sabadell SA	188,041	362,860
Banco Santander SA	994,844	4,617,285
CaixaBank SA	98,317	520,850
Cellnex Telecom SA (b) (d)	23,172	754,227
Grifols SA (a) (b)	12,331	103,876
Iberdrola SA	452,436	5,874,545
Industria de Diseno Textil SA	83,129	4,130,377
Repsol SA (a)	115,156	1,818,572
Telefonica SA (a)	389,472	1,652,970
		26,534,143
SWEDEN — 2.0%
Assa Abloy AB Class B	96,388	2,726,846
Atlas Copco AB Class B	319,609	5,165,255
Beijer Ref AB (a)	12,158	187,705
Boliden AB	5,807	185,941
Epiroc AB Class B	79,899	1,462,147
EQT AB (a)	15,154	448,172
Essity AB Class B	24,365	624,413
Evolution AB (d)	10,425	1,086,778
Fastighets AB Balder Class B (b)	27,132	186,052
Getinge AB Class B	2,424	41,212
H & M Hennes & Mauritz AB Class B (a)	56,042	887,183
Hexagon AB Class B	66,266	748,685
Husqvarna AB Class B	102,425	821,512
Industrivarden AB Class A	2,032	69,190
Investor AB Class B	87,326	2,392,968
Lifco AB Class B	9,241	253,926
Nibe Industrier AB Class B	88,539	375,719
Saab AB Class B	5,542	133,445
Security Description	Shares	Value
Sagax AB Class B	4,531	$116,032
Sandvik AB	90,275	1,810,581
Securitas AB Class B	94,956	943,266
Skandinaviska Enskilda Banken AB Class A	107,334	1,586,162
Skanska AB Class B	59,820	1,077,756
SKF AB Class B	39,337	790,440
Svenska Cellulosa AB SCA Class B	2,436	36,010
Svenska Handelsbanken AB Class A	127,989	1,220,042
Swedbank AB Class A	65,390	1,346,675
Swedish Orphan Biovitrum AB (b)	5,279	141,369
Tele2 AB Class B	66,114	666,122
Telefonaktiebolaget LM Ericsson Class B	232,296	1,443,323
Telia Co. AB	145,108	389,551
Volvo AB Class B	103,212	2,642,138
Volvo Car AB Class B (a) (b)	36,987	114,504
		32,121,120
SWITZERLAND — 4.0%
ABB Ltd.	128,720	7,150,793
Adecco Group AG	14,873	493,560
Alcon, Inc.	32,019	2,858,407
Chocoladefabriken Lindt & Spruengli AG	24	280,169
Cie Financiere Richemont SA Class A	35,725	5,575,819
DSM-Firmenich AG	15,457	1,749,375
Geberit AG	4,046	2,389,959
Givaudan SA	776	3,678,789
Julius Baer Group Ltd.	13,339	745,179
Kuehne & Nagel International AG	5,446	1,566,043
Logitech International SA	6,118	591,783
Lonza Group AG	4,775	2,605,898
Novartis AG	125,733	13,456,201
Partners Group Holding AG	521	669,079
Sandoz Group AG	26,351	954,219
SGS SA	16,853	1,500,378
Sika AG	8,580	2,455,794
Sonova Holding AG	2,189	676,237
Straumann Holding AG	2,953	365,757
Swatch Group AG Bearer Shares	4,221	864,539
Temenos AG	4,198	289,646
UBS Group AG	212,588	6,257,459
VAT Group AG (d)	1,198	679,124
Zurich Insurance Group AG	11,651	6,211,879
		64,066,086
TAIWAN — 5.5%
Accton Technology Corp.	53,000	906,709
Acer, Inc.	413,000	596,429
Advantech Co. Ltd.	40,644	463,551
Alchip Technologies Ltd.	1,000	75,675

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
ASE Technology Holding Co. Ltd.	198,000	$1,028,405
Asia Vital Components Co. Ltd.	11,000	259,390
Asustek Computer, Inc.	36,000	552,625
AUO Corp. ADR	118,197	639,436
Catcher Technology Co. Ltd.	43,000	307,507
Cathay Financial Holding Co. Ltd. (b)	254,109	462,137
Chailease Holding Co. Ltd.	94,943	449,232
China Airlines Ltd.	222,000	162,181
China Development Financial Holding Corp. (b)	725,742	337,799
China Steel Corp.	661,000	470,666
Chunghwa Telecom Co. Ltd. ADR (a) (b)	46,379	1,790,693
Compal Electronics, Inc.	231,000	247,082
CTBC Financial Holding Co. Ltd.	611,558	713,514
Delta Electronics, Inc.	158,785	1,896,620
E Ink Holdings, Inc.	56,000	434,998
E.Sun Financial Holding Co. Ltd.	1,298,162	1,142,442
Eclat Textile Co. Ltd.	18,650	304,112
eMemory Technology, Inc. (b)	7,000	554,537
Eva Airways Corp.	185,000	217,553
Evergreen Marine Corp. Taiwan Ltd.	68,400	406,923
Far EasTone Telecommunications Co. Ltd.	87,000	225,535
Feng TAY Enterprise Co. Ltd.	60,665	289,847
First Financial Holding Co. Ltd.	144,350	125,032
Formosa Plastics Corp. (b)	380,000	673,520
Fortune Electric Co. Ltd.	3,000	87,388
Fubon Financial Holding Co. Ltd.	501,207	1,225,150
Global Unichip Corp.	7,000	346,316
Globalwafers Co. Ltd.	28,000	465,207
Hon Hai Precision Industry Co. Ltd. GDR	422,103	5,453,571
Hotai Motor Co. Ltd.	14,280	273,790
Innolux Corp.	669,870	296,307
Inventec Corp.	201,000	345,724
Largan Precision Co. Ltd.	7,000	592,297
Lite-On Technology Corp.	130,000	424,765
MediaTek, Inc.	102,000	4,401,769
Mega Financial Holding Co. Ltd.	276,161	343,908
Micro-Star International Co. Ltd.	79,000	433,457
Novatek Microelectronics Corp.	45,000	840,590
Pegatron Corp.	48,000	154,617
PharmaEssentia Corp. (b)	20,000	345,237
Pou Chen Corp.	127,000	137,016
President Chain Store Corp.	35,000	295,070
Security Description	Shares	Value
Quanta Computer, Inc.	168,000	$1,615,708
Realtek Semiconductor Corp.	42,000	706,872
Ruentex Development Co. Ltd.	172,636	232,015
Taishin Financial Holding Co. Ltd.	1,032,003	599,641
Taiwan Cooperative Financial Holding Co. Ltd.	90,300	72,370
Taiwan High Speed Rail Corp.	363,000	340,157
Taiwan Mobile Co. Ltd.	69,000	227,579
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	254,995	44,320,681
Unimicron Technology Corp.	86,000	477,167
Uni-President Enterprises Corp.	409,000	1,024,974
United Microelectronics Corp. ADR (a) (b)	228,688	2,003,307
Vanguard International Semiconductor Corp.	97,000	387,205
Voltronic Power Technology Corp.	5,000	296,688
Walsin Lihwa Corp.	124,000	135,690
Wan Hai Lines Ltd.	51,635	141,019
Winbond Electronics Corp.	342,427	271,269
Wistron Corp.	52,000	169,906
Wiwynn Corp.	8,000	652,251
Yageo Corp.	29,583	665,678
Yang Ming Marine Transport Corp.	125,000	287,440
Zhen Ding Technology Holding Ltd.	127,000	506,959
		87,330,905
THAILAND — 0.4%
Advanced Info Service PCL	47,700	271,661
Airports of Thailand PCL	188,800	297,110
Asset World Corp. PCL (a)	2,372,200	224,954
Bangkok Dusit Medical Services PCL Class F	435,300	317,304
Bangkok Expressway & Metro PCL	736,000	153,427
Bumrungrad Hospital PCL	70,200	472,495
Central Pattana PCL	221,500	333,480
CP ALL PCL NVDR	331,000	496,083
Delta Electronics Thailand PCL	268,000	607,971
Energy Absolute PCL (a)	281,200	85,822
Global Power Synergy PCL	188,900	204,613
Gulf Energy Development PCL	211,520	233,437
Home Product Center PCL	217,300	54,773
Indorama Ventures PCL	132,700	70,513
Minor International PCL	420,709	343,927
PTT Global Chemical PCL	158,400	131,649
PTT Oil & Retail Business PCL	42,700	18,617
PTT PCL	1,054,320	933,726
SCB X PCL NVDR	108,400	304,250
Siam Cement PCL	27,200	166,769
		5,722,581

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
TURKEY — 0.2%
Akbank TAS	351,798	$687,317
Aselsan Elektronik Sanayi Ve Ticaret AS	406,661	726,900
BIM Birlesik Magazalar AS	23,279	386,995
Ford Otomotiv Sanayi AS	3,539	121,337
KOC Holding AS	12,230	84,609
Sasa Polyester Sanayi AS (b)	81,148	108,615
Turk Hava Yollari AO (b)	27,367	257,738
Turkiye Is Bankasi AS Class C	1,180,899	570,935
Yapi ve Kredi Bankasi AS	69,019	71,159
		3,015,605
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	230,202	502,646
Abu Dhabi Islamic Bank PJSC	234,061	737,933
Aldar Properties PJSC	471,107	802,921
Dubai Islamic Bank PJSC	267,611	418,210
Emaar Properties PJSC	449,482	1,003,472
Emirates NBD Bank PJSC	100,497	451,457
Emirates Telecommunications Group Co. PJSC	205,801	902,095
First Abu Dhabi Bank PJSC	267,830	908,566
Multiply Group PJSC (b)	479,240	267,477
		5,994,777
UNITED KINGDOM — 6.9%
3i Group PLC	81,304	3,151,123
Admiral Group PLC	1,029	34,015
Anglogold Ashanti PLC	31,871	802,482
Ashtead Group PLC	21,038	1,404,702
Associated British Foods PLC	11,073	346,295
AstraZeneca PLC	87,544	13,673,684
Auto Trader Group PLC (d)	60,067	608,356
Aviva PLC	184,904	1,113,991
BAE Systems PLC	229,502	3,829,496
Barclays PLC	1,056,071	2,788,771
Barratt Developments PLC	41,302	246,535
Berkeley Group Holdings PLC	3,372	195,565
British American Tobacco PLC	132,735	4,077,303
BT Group PLC (a)	505,948	897,634
Burberry Group PLC	40,199	446,059
Centrica PLC	29,000	49,453
CK Hutchison Holdings Ltd.	124,532	596,549
Compass Group PLC	136,050	3,714,784
Croda International PLC	1,044	52,103
Diageo PLC	148,190	4,663,503
Entain PLC	28,756	229,008
Flutter Entertainment PLC (b)	8,917	1,630,491
Hargreaves Lansdown PLC	4,644	66,454
HSBC Holdings PLC	1,189,391	10,282,495
Imperial Brands PLC	69,470	1,777,416
InterContinental Hotels Group PLC	11,815	1,243,516
J Sainsbury PLC	184,707	595,394
JD Sports Fashion PLC	34,792	52,557
Security Description	Shares	Value
Kingfisher PLC	57,379	$180,461
Land Securities Group PLC REIT	93,069	728,832
Legal & General Group PLC	83,780	240,407
Lloyds Banking Group PLC	3,739,287	2,587,467
London Stock Exchange Group PLC	19,776	2,349,890
M&G PLC	126,869	327,165
Melrose Industries PLC	19,050	133,265
National Grid PLC	341,707	3,812,405
NatWest Group PLC	246,602	971,972
Next PLC	13,815	1,578,005
Pearson PLC	76,326	955,960
Persimmon PLC	13,542	231,441
Reckitt Benckiser Group PLC	43,203	2,338,524
RELX PLC (c)	121,228	5,576,558
RELX PLC (c)	25,581	1,177,811
Rentokil Initial PLC	91,304	532,305
Rolls-Royce Holdings PLC (b)	579,098	3,343,947
Sage Group PLC	139,179	1,915,064
Segro PLC REIT	92,891	1,054,697
Severn Trent PLC	34,544	1,039,276
Smith & Nephew PLC	92,429	1,145,728
Smiths Group PLC	27,651	595,959
SSE PLC	98,152	2,220,302
Standard Chartered PLC	170,065	1,539,250
Taylor Wimpey PLC	163,679	294,118
Tesco PLC	389,821	1,507,884
Unilever PLC	153,212	8,415,188
United Utilities Group PLC	81,119	1,007,582
Vodafone Group PLC	1,540,670	1,358,618
Whitbread PLC	17,845	671,096
Wise PLC Class A (b)	28,015	241,345
WPP PLC	98,816	904,872
		109,547,128
UNITED STATES — 6.1%
BP PLC	1,134,701	6,816,150
Brookfield Renewable Corp. Class A	2,400	67,983
CSL Ltd.	29,281	5,772,926
CyberArk Software Ltd. (b)	2,436	666,051
Experian PLC	70,254	3,273,464
Ferrovial SE	46,779	1,817,910
GFL Environmental, Inc.	6,429	250,329
GSK PLC	252,150	4,875,169
Haleon PLC	315,215	1,285,442
Holcim AG	25,570	2,265,617
James Hardie Industries PLC CDI (b)	48,726	1,539,221
JBS SA (b)	56,637	329,047
Legend Biotech Corp. ADR (a) (b)	6,467	286,423
Monday.com Ltd. (b)	1,624	390,994
Nestle SA	169,335	17,284,004
Qiagen NV (b)	217	8,966
Roche Holding AG	45,698	12,688,238

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Sanofi SA	72,367	$6,975,689
Schneider Electric SE	38,789	9,324,629
Shell PLC	420,496	15,064,092
Stellantis NV (c)	55,401	1,097,032
Stellantis NV (c)	73,085	1,446,734
Swiss Re AG	24,465	3,035,664
		96,561,774
ZAMBIA — 0.0% (e)
First Quantum Minerals Ltd.	48,699	639,545
TOTAL COMMON STOCKS (Cost $1,429,437,588)		1,583,159,963

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 08/06/24) (b) (Cost $0)	461	747
WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (f) (Cost $0)	1,374	—
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (g) (h)	208,776	208,776
State Street Navigator Securities Lending Portfolio II (i) (j)	64,608,530	64,608,530
TOTAL SHORT-TERM INVESTMENTS (Cost $64,817,306)		64,817,306
TOTAL INVESTMENTS — 103.4% (Cost $1,494,254,894)		1,647,978,016
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(53,635,712)
NET ASSETS — 100.0%		$1,594,342,304

(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	60	09/20/2024	$3,250,914	$3,264,600	$13,686
MSCI EAFE Index (long)	62	09/20/2024	7,276,410	7,263,920	(12,490)
S&P/TSX 60 Index (long)	4	09/19/2024	760,420	766,178	5,758
					$6,954
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,578,154,334	$5,005,629	$0(a)	$1,583,159,963
Rights	747	—	—	747
Warrants	—	—	0(a)	0
Short-Term Investments	64,817,306	—	—	64,817,306
TOTAL INVESTMENTS	$1,642,972,387	$5,005,629	$0	$1,647,978,016
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$19,444	$—	$—	$19,444
Futures Contracts - Unrealized Depreciation	(12,490)	—	—	(12,490)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$6,954	$—	$—	$6,954
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	526,781	$526,781	$51,550,260	$51,868,265	$—	$—	208,776	$208,776	$47,609
State Street Navigator Securities Lending Portfolio II	46,462,476	46,462,476	323,307,467	305,161,413	—	—	64,608,530	64,608,530	255,844
Total		$46,989,257	$374,857,727	$357,029,678	$—	$—		$64,817,306	$303,453
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 1.8%
Alpha HPA Ltd. (a) (b)	67,080	$38,752
Alumina Ltd. (a)	237,801	269,192
AMP Ltd.	62,898	45,997
ANZ Group Holdings Ltd.	16,557	312,267
Audinate Group Ltd. (a)	3,692	39,032
Aussie Broadband Ltd. (a) (b)	8,850	20,450
Bellevue Gold Ltd. (a) (b)	60,463	72,079
BHP Group Ltd.	28,555	813,927
Boss Energy Ltd. (a)	7,977	22,002
Brambles Ltd.	46,904	455,150
Capricorn Metals Ltd. (a)	2,657	8,482
Centuria Capital Group REIT (b)	28,300	31,185
Cettire Ltd. (a) (b)	13,922	10,878
Champion Iron Ltd. (b)	5,466	23,363
Clinuvel Pharmaceuticals Ltd. (b)	1,665	17,091
Codan Ltd.	1,057	8,492
Coles Group Ltd.	21,423	243,654
Commonwealth Bank of Australia (b)	8,586	730,417
Coronado Global Resources, Inc. CDI (c)	11,978	9,479
De Grey Mining Ltd. (a)	27,717	21,102
Deep Yellow Ltd. (a)	6,498	5,815
Deterra Royalties Ltd.	7,833	20,873
Emerald Resources NL (a) (b)	8,763	20,659
Endeavour Group Ltd. (b)	8,095	27,302
Firefinch Ltd. (a) (b) (d)	22,838	915
Fortescue Ltd. (b)	33,626	480,807
Genesis Minerals Ltd. (a)	33,325	39,060
Glencore PLC	36,888	210,348
Gold Road Resources Ltd.	6,407	7,317
Helia Group Ltd.	8,168	21,111
HMC Capital Ltd. REIT (b)	14,612	70,360
Iluka Resources Ltd.	7,833	34,265
Ingenia Communities Group REIT (b)	13,449	42,934
Insurance Australia Group Ltd.	104,618	498,866
ioneer Ltd. (a) (b)	143,408	14,366
Latin Resources Ltd. (a)	124,037	14,083
Lendlease Corp. Ltd. Stapled Security	55,319	199,871
Leo Lithium Ltd. (a) (b)	18,904	6,376
Liontown Resources Ltd. (a) (b)	14,257	8,617
Lynas Rare Earths Ltd. (a) (b)	4,884	19,342
Macquarie Group Ltd.	9,900	1,353,352
Mader Group Ltd. (b)	4,674	19,634
Megaport Ltd. (a) (b)	8,978	67,275
Nanosonics Ltd. (a) (b)	14,355	28,665
National Australia Bank Ltd.	20,866	504,878
Neuren Pharmaceuticals Ltd. (a)	3,335	47,374
Northern Star Resources Ltd.	979	8,500
Nufarm Ltd. (b)	1,598	4,909
Objective Corp. Ltd.	4,523	36,339
Security Description	Shares	Value
oOh!media Ltd.	5,414	$4,881
Origin Energy Ltd.	34,870	252,907
Orora Ltd. (b)	3,872	5,094
Paladin Energy Ltd. (a) (b)	2,068	17,236
Pepper Money Ltd.	20,380	19,872
Perseus Mining Ltd.	13,050	20,481
Pilbara Minerals Ltd. (b)	16,944	34,740
PolyNovo Ltd. (a) (b)	68,721	112,444
Pro Medicus Ltd. (b)	2,908	278,226
QBE Insurance Group Ltd.	16,444	190,979
Ramelius Resources Ltd.	19,648	25,194
Red 5 Ltd. (a)	149,150	35,860
Region RE Ltd. REIT	698,698	979,914
Regis Resources Ltd. (a)	4,537	5,318
Rio Tinto Ltd.	1,146	91,077
Rio Tinto PLC	14,875	977,969
Santos Ltd.	29,375	150,275
Scentre Group REIT	48,976	102,051
Silex Systems Ltd. (a) (b)	5,211	18,549
SiteMinder Ltd. (a) (b)	10,375	35,268
Sonic Healthcare Ltd.	25,982	456,360
South32 Ltd. (b)	14,365	35,010
Suncorp Group Ltd.	34,358	399,490
Telix Pharmaceuticals Ltd. (a) (b)	8,953	111,513
Temple & Webster Group Ltd. (a)	8,026	50,332
Transurban Group Stapled Security	48,337	400,295
Vicinity Ltd. REIT	181,981	224,842
Wesfarmers Ltd. (b)	21,423	932,553
West African Resources Ltd. (a)	42,362	45,549
Westgold Resources Ltd. (b)	17,500	28,284
Westpac Banking Corp. (b)	24,125	438,727
Woodside Energy Group Ltd.	16,804	316,588
Woolworths Group Ltd.	8,095	182,677
Zip Co. Ltd. (a)	56,841	55,424
		14,043,183
AUSTRIA — 0.1%
DO & Co. AG	3,327	591,909
Kontron AG	1,307	26,923
OMV AG	4,407	192,045
Schoeller-Bleckmann Oilfield Equipment AG	3,033	122,873
		933,750
BAHAMAS — 0.0% (e)
OneSpaWorld Holdings Ltd. (a)	3,862	59,359
BELGIUM — 0.3%
Anheuser-Busch InBev SA	8,326	482,934
KBC Group NV	2,391	168,872
Liberty Global Ltd. Class C (a)	11,179	199,545
Solvay SA (b)	3,167	111,569
Syensqo SA	3,167	283,656

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
UCB SA	5,931	$881,654
		2,128,230
BRAZIL — 0.6%
3R Petroleum Oleo E Gas SA	900	4,453
Ambev SA ADR	71,299	146,163
Armac Locacao Logistica E Servicos SA	16,671	29,594
Azul SA Preference Shares (a)	22,281	29,443
Banco Bradesco SA ADR	101,134	226,540
Banco Pan SA Preference Shares	6,154	8,963
Cia Brasileira de Aluminio (a)	21,885	27,423
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	6,624	9,624
Cia Energetica de Minas Gerais ADR	15,814	27,833
Cia Siderurgica Nacional SA ADR	35,057	80,631
Cury Construtora e Incorporadora SA	5,898	21,874
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,936	20,145
Direcional Engenharia SA	3,628	17,368
Embraer SA (a)	10,511	68,409
Eneva SA (a)	5,548	12,685
ERO Copper Corp. (a) (b)	562	12,009
Ez Tec Empreendimentos e Participacoes SA	10,507	24,478
Gerdau SA ADR	39,867	131,561
Grupo SBF SA	6,248	13,498
Hidrovias do Brasil SA (a)	19,218	12,836
Itau Unibanco Holding SA ADR	68,214	398,370
Karoon Energy Ltd. (a) (b)	8,736	10,677
LWSA SA (a) (c)	30,388	22,157
Marfrig Global Foods SA (a)	3,605	8,022
MercadoLibre, Inc. (a)	436	716,522
Mills Locacao Servicos e Logistica SA	11,488	21,696
Minerva SA	12,208	14,682
Oncoclinicas do Brasil Servicos Medicos SA (a)	18,026	20,056
Pet Center Comercio e Participacoes SA	7,000	4,575
Petroleo Brasileiro SA ADR (f)	44,245	603,502
Petroleo Brasileiro SA ADR (f)	18,057	261,646
Petroreconcavo SA	8,314	27,751
PRIO SA	55,054	433,736
Santos Brasil Participacoes SA	3,574	8,783
Schulz SA Preference Shares	20,760	22,388
Serena Energia SA (a)	57,310	90,900
Vale SA ADR	54,726	611,289
Wheaton Precious Metals Corp. (b)	6,514	341,469
Yara International ASA	3,988	115,211
		4,658,962
Security Description	Shares	Value
BURKINA FASO — 0.0% (e)
IAMGOLD Corp. (a) (b)	4,529	$17,012
CANADA — 2.6%
Advantage Energy Ltd. (a) (b)	25,713	195,053
Agnico Eagle Mines Ltd.	3,143	205,529
Alamos Gold, Inc. Class A	823	12,907
Altius Minerals Corp. (b)	6,894	106,759
AtkinsRealis Group, Inc.	5,820	251,880
Aurinia Pharmaceuticals, Inc. (a)	6,507	37,155
Aya Gold & Silver, Inc. (a)	7,079	70,255
B2Gold Corp. (b)	9,542	25,592
Ballard Power Systems, Inc. (a) (b)	7,045	15,909
Bank of Montreal	5,817	488,154
Bank of Nova Scotia (b)	6,961	318,354
Barrick Gold Corp. (b)	9,334	155,663
Birchcliff Energy Ltd. (b)	3,583	15,737
BlackBerry Ltd. (a) (b)	5,074	12,682
Bombardier, Inc. Class B (a) (b)	1,400	89,759
Brookfield Asset Management Ltd. Class A (b)	5,664	215,574
Brookfield Corp.	22,365	930,002
Brookfield Reinsurance Ltd. (a)	179	7,450
Calibre Mining Corp. (a)	28,656	37,696
Cameco Corp. (b)	12,529	616,309
Canada Goose Holdings, Inc. (a) (b)	1,538	19,883
Canadian Imperial Bank of Commerce (b)	5,036	239,406
Canadian National Railway Co.	10,131	1,196,900
Canadian Natural Resources Ltd.	20,262	721,575
Canadian Pacific Kansas City Ltd. (b)	10,659	839,259
Canadian Tire Corp. Ltd. Class A (b)	2,525	250,479
Cenovus Energy, Inc. (b)	12,991	255,291
Converge Technology Solutions Corp. (b)	3,945	12,397
Coveo Solutions, Inc. (a)	1,740	9,906
Cronos Group, Inc. (a) (b)	2,014	4,695
Docebo, Inc. (a)	3,376	130,342
Dundee Precious Metals, Inc.	7,552	59,109
Enbridge, Inc. (b)	13,909	494,721
EQB, Inc. (b)	301	20,510
Equinox Gold Corp. (a) (b)	3,528	18,409
Filo Corp. (a)	833	15,268
First Majestic Silver Corp. (b)	27,063	160,201
Fortuna Silver Mines, Inc. (a)	4,764	23,292
George Weston Ltd. (b)	685	98,514
Headwater Exploration, Inc. (b)	884	4,684
IGM Financial, Inc. (b)	3,947	108,947
Imperial Oil Ltd.	7,319	498,934
Jamieson Wellness, Inc. (b) (c)	2,002	42,444
Just Energy Group, Inc. (a) (d)	352	—
K92 Mining, Inc. (a)	3,132	17,968

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Karora Resources, Inc. (a)	2,972	$12,945
Kinaxis, Inc. (a)	269	31,014
Kinross Gold Corp. (b)	21,746	181,011
Lightspeed Commerce, Inc. (a)	1,842	25,173
Lithium Americas Argentina Corp. (a) (b)	3,723	11,863
Lithium Americas Corp. (a)	3,723	9,904
Loblaw Cos. Ltd.	8,202	951,261
MAG Silver Corp. (a) (b)	1,212	14,154
Manulife Financial Corp.	18,594	495,034
MEG Energy Corp. (a) (b)	2,640	56,472
Minto Apartment Real Estate Investment Trust (c)	7,307	78,925
MTY Food Group, Inc. (b)	4,105	134,818
National Bank of Canada (b)	13,911	1,103,141
New Gold, Inc. (a) (b)	6,257	12,346
NexGen Energy Ltd. (a) (b)	36,407	253,826
Novagold Resources, Inc. (a) (b)	2,272	7,953
Nutrien Ltd. (b)	5,491	279,496
Nuvei Corp. (c)	1,025	33,192
Onex Corp. (b)	8,725	593,123
Orla Mining Ltd. (a)	1,475	5,659
Osisko Mining, Inc. (a) (b)	32,782	68,518
Pan American Silver Corp.	3,847	76,442
Park Lawn Corp. (b)	4,495	85,442
Rogers Communications, Inc. Class B	14,059	519,886
Royal Bank of Canada (b)	12,753	1,357,456
Sandstorm Gold Ltd. (b)	1,076	5,850
Shopify, Inc. Class A (a)	11,243	742,851
Silvercorp Metals, Inc.	9,395	31,446
SilverCrest Metals, Inc. (a) (b)	44,512	363,682
Slate Grocery REIT Class U,	14,467	115,770
Solaris Resources, Inc. (a) (b)	833	2,326
SSR Mining, Inc. (b)	9,124	41,208
Sun Life Financial, Inc.	14,352	703,572
Suncor Energy, Inc.	20,443	779,115
SunOpta, Inc. (a) (b)	753	4,050
Taseko Mines Ltd. (a)	3,654	8,999
TC Energy Corp. (b)	9,627	364,860
Teck Resources Ltd. Class B	7,292	349,372
TELUS Corp.	49,174	744,249
Tilray Brands, Inc. (a) (b) (f)	6,329	10,506
Tilray Brands, Inc. (a) (b) (f)	3,449	5,722
Torex Gold Resources, Inc. (a) (b)	815	12,627
Toronto-Dominion Bank	17,057	937,396
TransAlta Corp. (b)	22,809	161,689
Triple Flag Precious Metals Corp.	473	7,335
Veren, Inc. (b)	6,605	52,083
Voyager Digital Ltd. (a)	6,606	1
Well Health Technologies Corp. (a)	1,928	6,636
Security Description	Shares	Value
Wesdome Gold Mines Ltd. (a) (b)	9,508	$76,573
		20,978,525
CHILE — 0.0% (e)
Aguas Andinas SA Class A	28,728	7,822
Cia Cervecerias Unidas SA	903	5,152
Embotelladora Andina SA Class B, Preference Shares	26,781	75,583
Enel Chile SA ADR	4,414	12,359
Inversiones Aguas Metropolitanas SA	12,101	8,967
Parque Arauco SA	10,130	15,250
Plaza SA	5,631	8,172
Sociedad Quimica y Minera de Chile SA ADR (b)	1,067	43,480
Vina Concha y Toro SA	11,207	13,056
		189,841
CHINA — 2.5%
AAC Technologies Holdings, Inc.	2,500	9,830
Accelink Technologies Co. Ltd. Class A	2,400	12,285
AECC Aero-Engine Control Co. Ltd. Class A	28,400	78,072
Agricultural Bank of China Ltd. Class H	316,000	135,185
AK Medical Holdings Ltd. (b) (c)	28,000	15,457
Akeso, Inc. (a) (c)	14,000	67,692
Alibaba Group Holding Ltd.	147,100	1,328,298
Alibaba Group Holding Ltd. ADR	2,072	149,184
Alibaba Health Information Technology Ltd. (a) (b)	86,000	34,478
A-Living Smart City Services Co. Ltd. (b) (c)	2,500	897
Alphamab Oncology (a) (b) (c)	13,000	3,996
Aluminum Corp. of China Ltd. Class A	8,800	9,197
Amlogic Shanghai Co. Ltd. Class A	1,802	14,641
Anhui Conch Cement Co. Ltd. Class H (b)	6,000	14,294
Anhui Gujing Distillery Co. Ltd. Class A	600	17,346
Anhui Gujing Distillery Co. Ltd. Class B	3,600	53,571
Anhui Kouzi Distillery Co. Ltd. Class A (a)	1,400	7,515
Anjoy Foods Group Co. Ltd. Class A	700	7,125
ANTA Sports Products Ltd.	11,400	109,512
Ascentage Pharma Group International (a) (b) (c)	18,200	59,560
Autohome, Inc. ADR	614	16,854
Avicopter PLC Class A	11,300	63,629

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	20,000	$22,134
Baidu, Inc. Class A (a)	22,510	245,790
Bank of China Ltd. Class H	856,000	422,112
Bank of Communications Co. Ltd. Class H	246,000	193,148
BeiGene Ltd. (a)	4,131	45,610
Beijing Enlight Media Co. Ltd. Class A	9,000	10,367
Beiqi Foton Motor Co. Ltd. Class A (a)	35,100	10,817
Bilibili, Inc. Class Z (a) (b)	1,995	32,426
BOE Varitronix Ltd. (b)	57,000	34,752
BYD Co. Ltd. Class A	2,500	85,692
BYD Co. Ltd. Class H (b)	11,500	341,727
Canggang Railway Ltd.	32,000	3,566
Cathay Biotech, Inc. Class A	1,980	12,310
CGN New Energy Holdings Co. Ltd. (b)	14,000	4,573
China CITIC Bank Corp. Ltd. Class H (a)	62,000	39,785
China Conch Venture Holdings Ltd. (a)	5,000	4,662
China Construction Bank Corp. Class H	924,000	682,875
China Foods Ltd.	60,000	21,902
China Gas Holdings Ltd.	21,600	19,366
China Life Insurance Co. Ltd. Class H	96,000	135,748
China Meidong Auto Holdings Ltd.	2,000	538
China Mengniu Dairy Co. Ltd.	58,000	104,004
China Merchants Bank Co. Ltd. Class H	122,674	557,009
China Merchants Energy Shipping Co. Ltd. Class A (a)	7,700	8,912
China Minsheng Banking Corp. Ltd. Class H	43,500	15,043
China New Higher Education Group Ltd. (c)	2,000	518
China Overseas Land & Investment Ltd.	48,000	83,244
China Overseas Property Holdings Ltd. (b)	5,000	2,997
China Pacific Insurance Group Co. Ltd. Class H	18,400	44,919
China Petroleum & Chemical Corp. Class H	467,200	302,794
China Rare Earth Resources & Technology Co. Ltd. Class A	1,800	6,250
China Resources Beer Holdings Co. Ltd.	8,000	26,898
China Resources Gas Group Ltd.	2,000	7,006
China Resources Land Ltd.	31,000	105,419
China Ruyi Holdings Ltd. (a) (b)	164,000	44,112
Security Description	Shares	Value
China Shenhua Energy Co. Ltd. Class H	44,500	$204,905
China Tower Corp. Ltd. Class H (c)	352,000	45,536
China Vanke Co. Ltd. Class H (b)	12,400	7,385
Chlitina Holding Ltd.	2,060	10,192
Chongqing Brewery Co. Ltd. Class A	2,100	17,460
CITIC Ltd.	89,000	80,936
CMOC Group Ltd. Class A	7,400	8,615
COFCO Joycome Foods Ltd. (a) (b)	64,000	13,608
Contemporary Amperex Technology Co. Ltd. Class A	720	17,754
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	5,700	12,187
COSCO SHIPPING Ports Ltd. (b)	41,010	28,312
Country Garden Holdings Co. Ltd. (a)	76,278	4,738
Country Garden Services Holdings Co. Ltd. (b)	10,000	6,174
CSPC Pharmaceutical Group Ltd.	26,880	21,415
CSSC Science & Technology Co. Ltd. Class A (a)	3,300	6,111
Dada Nexus Ltd. ADR (a) (b)	1,918	2,417
Daqo New Energy Corp. ADR (a) (b)	3,206	46,808
DaShenLin Pharmaceutical Group Co. Ltd. Class A	3,888	7,615
Dongyue Group Ltd. (b)	23,000	25,011
East Buy Holding Ltd. (a) (b) (c)	9,000	14,548
Empyrean Technology Co. Ltd. Class A	1,200	12,664
ENN Energy Holdings Ltd.	20,700	170,613
Eoptolink Technology, Inc. Ltd. Class A (a)	2,800	40,480
Everest Medicines Ltd. (a) (b) (c)	8,000	20,063
Flat Glass Group Co. Ltd. Class H (b)	17,000	25,040
Ganfeng Lithium Group Co. Ltd. Class A	980	3,846
GDS Holdings Ltd. Class A (a) (b)	3,561	4,256
Geely Automobile Holdings Ltd.	56,000	63,048
GEM Co. Ltd. Class A	3,900	3,403
Genscript Biotech Corp. (a) (b)	10,000	10,657
Global New Material International Holdings Ltd. (a) (b)	24,000	12,081
Great Wall Motor Co. Ltd. Class A	20,000	69,307
Great Wall Motor Co. Ltd. Class H	6,500	10,024

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Guangdong Investment Ltd.	4,000	$2,341
Guangzhou Automobile Group Co. Ltd. Class A	65,400	69,334
Guangzhou Haige Communications Group, Inc. Co. Class A	5,700	8,088
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	8,700	32,401
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	900	3,640
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,380	5,724
H World Group Ltd. ADR	522	17,393
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	193,000	17,304
Haidilao International Holding Ltd. (c)	2,000	3,597
Haier Smart Home Co. Ltd. Class H	65,800	219,968
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	6,000	5,910
Hang Zhou Great Star Industrial Co. Ltd. Class A	9,600	32,478
Hangzhou First Applied Material Co. Ltd. Class A	548	1,103
Hangzhou Oxygen Plant Group Co. Ltd. Class A	1,700	5,181
Hangzhou Robam Appliances Co. Ltd. Class A	5,200	15,741
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	42,700	37,847
Hangzhou Tigermed Consulting Co. Ltd. Class A	300	1,997
Haohua Chemical Science & Technology Co. Ltd. Class A	1,100	4,354
Health & Happiness H&H International Holdings Ltd.	47,500	54,391
Hello Group, Inc. ADR	3,398	20,796
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	3,700	10,252
Hengan International Group Co. Ltd.	8,500	25,911
Hisense Visual Technology Co. Ltd. Class A	2,900	9,827
Huafon Chemical Co. Ltd. Class A (a)	9,400	9,232
Huagong Tech Co. Ltd. Class A	4,100	16,808
Huaneng Power International, Inc. Class H (a)	170,000	126,073
Huangshan Tourism Development Co. Ltd. Class B	10,100	7,131
HUYA, Inc. ADR	7,362	29,080
Hwatsing Technology Co. Ltd. Class A (a)	267	6,933
Security Description	Shares	Value
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	1,200	$4,327
iDreamSky Technology Holdings Ltd. (a) (b) (c)	25,600	9,738
indie Semiconductor, Inc. Class A (a) (b)	5,406	33,355
Industrial & Commercial Bank of China Ltd. Class H	595,000	353,613
INESA Intelligent Tech, Inc. Class B	23,600	11,139
Ingenic Semiconductor Co. Ltd. Class A	2,700	20,503
Innovent Biologics, Inc. (a) (c)	8,000	37,708
iQIYI, Inc. ADR (a)	11,788	43,262
Isoftstone Information Technology Group Co. Ltd. Class A	5,500	26,525
JA Solar Technology Co. Ltd. Class A	3,528	5,412
JD Health International, Inc. (a) (b) (c)	1,150	3,130
JD.com, Inc. Class A	20,923	276,833
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,100	51,257
Jiangsu Yanghe Distillery Co. Ltd. Class A	600	6,635
Jiangsu Yangnong Chemical Co. Ltd. Class A	910	7,036
Jiangsu Yoke Technology Co. Ltd. Class A	5,200	44,807
Jinan Acetate Chemical Co. Ltd.	1,192	32,738
Jinchuan Group International Resources Co. Ltd. (a) (b)	28,000	2,977
JinkoSolar Holding Co. Ltd. ADR (b)	2,377	49,251
Jinxin Fertility Group Ltd. (b) (c)	4,500	1,602
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	900	2,797
JOYY, Inc. ADR	511	15,376
Kangji Medical Holdings Ltd. (b)	5,000	3,574
Kanzhun Ltd. ADR	2,663	50,091
KE Holdings, Inc. ADR	5,190	73,439
Kingdee International Software Group Co. Ltd. (a)	12,000	11,251
Kingnet Network Co. Ltd. Class A	15,700	20,537
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	10,037	25,193
Kuaishou Technology (a) (c)	18,000	106,399
Kuang-Chi Technologies Co. Ltd. Class A (a)	34,100	81,037
Kunlun Tech Co. Ltd. Class A	3,100	13,689
Kweichow Moutai Co. Ltd. Class A	700	140,692
Lenovo Group Ltd.	78,000	110,096
Li Auto, Inc. ADR (a) (b)	30	536
Li Auto, Inc. Class A (a)	15,904	143,204

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Li Ning Co. Ltd.	42,500	$91,996
Lifetech Scientific Corp. (a) (b)	12,000	2,136
Lingyi iTech Guangdong Co. Class A	11,700	11,410
Longfor Group Holdings Ltd. (b) (c)	8,931	12,263
Luzhou Laojiao Co. Ltd. Class A	600	11,792
Mango Excellent Media Co. Ltd. Class A	2,700	7,729
Maxscend Microelectronics Co. Ltd. Class A	960	10,222
Meitu, Inc. (b) (c)	76,500	25,868
Meituan Class B (a) (c)	47,390	674,364
Microport Scientific Corp. (a) (b)	3,008	2,030
Ming Yuan Cloud Group Holdings Ltd. (b)	23,000	5,980
MINISO Group Holding Ltd. ADR (b)	320	6,102
MMG Ltd. (a) (b)	36,000	13,741
NetEase, Inc.	21,880	417,848
New Horizon Health Ltd. (a) (b) (c)	11,500	20,828
New Oriental Education & Technology Group, Inc. (a)	17,910	136,951
Ningbo Orient Wires & Cables Co. Ltd. Class A	700	4,680
NIO, Inc. ADR (a)	19,044	79,223
Nongfu Spring Co. Ltd. Class H (c)	18,000	85,419
NXP Semiconductors NV	261	70,233
Ocumension Therapeutics (a) (b) (c)	21,000	18,425
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	10,100	3,459
PDD Holdings, Inc. ADR (a)	5,795	770,445
People.cn Co. Ltd. Class A	3,800	10,405
PetroChina Co. Ltd. Class H	164,000	165,945
Pharmaron Beijing Co. Ltd. Class A	2,925	7,444
PICC Property & Casualty Co. Ltd. Class H (a)	193,788	240,764
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	1,100	1,612
Ping An Insurance Group Co. of China Ltd. Class H	64,500	292,453
Piotech, Inc. Class A	288	4,738
Postal Savings Bank of China Co. Ltd. Class H (b) (c)	68,000	39,890
Prosus NV	22,485	801,510
Q Technology Group Co. Ltd. (a) (b)	18,000	9,499
Qifu Technology, Inc. ADR	320	6,314
RLX Technology, Inc. ADR (b)	31,212	57,430
Sangfor Technologies, Inc. Class A	2,200	15,226
Seres Group Co. Ltd. Class A (a)	3,400	42,435
Security Description	Shares	Value
SG Micro Corp. Class A	195	$2,211
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A (a)	2,700	14,116
Shanghai Baosight Software Co. Ltd. Class A	11,589	50,684
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	660	16,683
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	16,100	8,082
Shanghai M&G Stationery, Inc. Class A	500	2,142
Shanghai Moons' Electric Co. Ltd. Class A	3,200	17,633
Shangri-La Asia Ltd.	34,000	23,386
Shanxi Meijin Energy Co. Ltd. Class A (a)	23,300	15,191
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (a)	1,260	36,394
Shengyi Technology Co. Ltd. Class A	8,800	25,384
Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,600	3,421
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,900	26,788
Shenzhou International Group Holdings Ltd.	7,700	75,398
Sichuan Changhong Electric Co. Ltd. Class A	8,200	5,043
Sichuan Chuantou Energy Co. Ltd. Class A	2,600	6,677
Sichuan Swellfun Co. Ltd. Class A	1,400	7,216
Sieyuan Electric Co. Ltd. Class A	900	8,247
Silergy Corp.	1,000	14,241
Smoore International Holdings Ltd. (b) (c)	12,000	14,555
StarPower Semiconductor Ltd. Class A	1,960	23,117
Sunac Services Holdings Ltd. (c)	29,257	6,783
Sunny Optical Technology Group Co. Ltd.	8,000	49,440
Sunresin New Materials Co. Ltd. Class A (a)	700	4,004
Suzhou TFC Optical Communication Co. Ltd. Class A	2,800	33,911
TAL Education Group ADR (a)	11,654	124,348
Tencent Holdings Ltd.	68,300	3,257,797
Tencent Music Entertainment Group ADR	7,249	101,849
Thunder Software Technology Co. Ltd. Class A	5,400	33,720

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Tianshan Aluminum Group Co. Ltd. Class A	3,500	$3,888
Trip.com Group Ltd. (a)	9,746	467,614
Triumph New Energy Co. Ltd. Class H (a) (b)	6,000	3,335
Tsingtao Brewery Co. Ltd. Class A	2,800	27,909
Tuya, Inc. ADR (a)	16,085	27,505
Up Fintech Holding Ltd. ADR (a)	7,098	29,812
Venus MedTech Hangzhou, Inc. Class H (a) (c) (d)	18,000	9,718
Vipshop Holdings Ltd. ADR	7,667	99,824
Vnet Group, Inc. ADR (a) (b)	4,022	8,426
Walvax Biotechnology Co. Ltd. Class A	8,000	12,470
Weihai Guangwei Composites Co. Ltd. Class A (a)	640	2,177
Weimob, Inc. (a) (b) (c)	86,000	15,201
Western Superconducting Technologies Co. Ltd. Class A (a)	1,654	8,681
Will Semiconductor Co. Ltd. Shanghai Class A	810	11,025
Wuhan Guide Infrared Co. Ltd. Class A	30,670	24,743
Wuliangye Yibin Co. Ltd. Class A (a)	1,200	21,045
WUS Printed Circuit Kunshan Co. Ltd. Class A	9,640	48,194
WuXi AppTec Co. Ltd. Class A	1,100	5,905
Wuxi Biologics Cayman, Inc. (a) (c)	34,500	50,994
XD, Inc. (a) (b)	10,000	24,105
Xiamen Faratronic Co. Ltd. Class A	500	5,217
Xiamen Tungsten Co. Ltd. Class A	4,800	11,341
Xiaomi Corp. Class B (a) (c)	145,000	306,069
Xinyi Solar Holdings Ltd.	2,000	1,007
XPeng, Inc. ADR (a)	60	440
XPeng, Inc. Class A (a) (b)	15,944	60,346
Yadea Group Holdings Ltd. (b) (c)	10,000	12,642
Yankuang Energy Group Co. Ltd. Class H (b)	66,300	94,770
Yeahka Ltd. (a) (b)	6,400	8,197
Yidu Tech, Inc. (a) (b) (c)	7,700	3,767
Yifeng Pharmacy Chain Co. Ltd. Class A	1,008	3,390
Yihai International Holding Ltd. (b)	4,000	6,712
Yintai Gold Co. Ltd. Class A	4,300	9,594
YongXing Special Materials Technology Co. Ltd. Class A	1,040	5,097
Yum China Holdings, Inc.	6,892	212,549
Yutong Bus Co. Ltd. Class A	10,000	35,338
Zai Lab Ltd. ADR (a) (b)	1,650	28,595
Security Description	Shares	Value
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	31,100	$14,611
Zhejiang Dingli Machinery Co. Ltd. Class A	2,600	21,517
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (c)	3,500	12,014
Zhejiang Supor Co. Ltd. Class A	600	4,117
Zhongji Innolight Co. Ltd. Class A	2,660	50,235
Zijin Mining Group Co. Ltd. Class A	8,600	20,697
Zijin Mining Group Co. Ltd. Class H (b)	124,000	261,741
Zonqing Environmental Ltd. (a) (b)	4,000	14,883
ZTO Express Cayman, Inc. ADR	2,664	55,278
		19,885,451
COLOMBIA — 0.0% (e)
Bancolombia SA ADR	1,145	37,384
COSTA RICA — 0.0% (e)
Establishment Labs Holdings, Inc. (a) (b)	269	12,223
DENMARK — 0.9%
Ambu AS Class B (a)	623	11,998
AP Moller - Maersk AS Class B	186	323,579
Chemometec AS	713	31,212
Coloplast AS Class B	1,215	146,082
D/S Norden AS	623	27,147
Danske Bank AS	11,434	340,973
Dfds AS	269	7,612
DSV AS	2,000	306,688
Genmab AS (a)	633	158,746
Novo Nordisk AS Class B	33,434	4,831,886
Novonesis (Novozymes) B Class B	3,589	219,780
Svitzer Group AS (a)	371	13,839
Vestas Wind Systems AS (a)	9,711	225,044
Zealand Pharma AS (a)	3,223	413,401
		7,057,987
FINLAND — 0.3%
Fortum OYJ (b)	8,885	129,982
Mandatum OYJ	6,246	27,968
Metso OYJ	22,777	241,281
Musti Group OYJ (b)	18	503
Nokia OYJ	55,047	209,940
Nordea Bank Abp (f)	36,927	439,698
Nordea Bank Abp (f)	619	7,374
Sampo OYJ Class A	6,246	268,436
UPM-Kymmene OYJ	20,235	707,426
Valmet OYJ (b)	2,798	80,037
Wartsila OYJ Abp	18,056	348,327
		2,460,972
FRANCE — 2.0%
Accor SA	11,084	454,976

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Air Liquide SA	1,745	$301,627
Airbus SE	4,518	621,057
Alstom SA (b)	13,125	220,848
AXA SA	21,420	701,792
BNP Paribas SA	11,344	723,762
Bouygues SA	6,505	208,943
Capgemini SE	5,680	1,130,457
Carrefour SA	14,674	207,595
Credit Agricole SA	24,733	337,707
Danone SA	6,219	380,450
Engie SA	10,930	156,209
EssilorLuxottica SA	5,369	1,157,751
Fnac Darty SA (a)	5,701	179,941
Forvia SE	203	2,408
Hermes International SCA	18	41,284
Kering SA	1,313	476,340
L'Oreal SA	2,541	1,116,696
LVMH Moet Hennessy Louis Vuitton SE	2,105	1,609,906
Orange SA	31,185	312,634
Pernod Ricard SA	3,056	414,977
Publicis Groupe SA	6,334	674,638
Renault SA	7,559	387,569
Societe Generale SA	6,980	163,980
Sodexo SA	6,343	571,041
Technip Energies NV	1,372	30,791
TotalEnergies SE	18,906	1,262,962
Unibail-Rodamco-Westfield CDI	14,438	56,987
Unibail-Rodamco-Westfield REIT (a)	1,806	142,304
Valneva SE (a) (b)	1,655	5,648
Veolia Environnement SA	22,769	681,323
Vinci SA	9,288	979,316
Vivendi SE	23,517	245,894
Voltalia SA (a) (b)	1,584	14,685
		15,974,498
GEORGIA — 0.0% (e)
TBC Bank Group PLC	432	14,035
GERMANY — 1.8%
adidas AG	3,566	852,275
AIXTRON SE	3,317	65,181
Allianz SE	4,545	1,264,052
BASF SE	8,212	397,683
Bayer AG	10,647	301,020
Commerzbank AG	7,426	112,896
CompuGroup Medical SE & Co. KGaA	10,464	266,912
Daimler Truck Holding AG	5,719	227,828
Datagroup SE	521	24,597
Deutsche Bank AG	15,150	242,062
Deutsche Boerse AG	3,947	808,391
Deutsche Lufthansa AG	42,859	262,284
Deutsche Post AG	19,643	795,570
Deutsche Telekom AG	32,434	816,192
Security Description	Shares	Value
Dr Ing hc F Porsche AG Preference Shares (c)	1,086	$80,916
E.ON SE	20,342	267,178
Eckert & Ziegler SE	305	14,991
Elmos Semiconductor SE	1,834	149,581
Encavis AG (a)	1,853	33,960
flatexDEGIRO AG	3,835	54,460
Fresenius Medical Care AG	2,016	77,265
HelloFresh SE (a)	2,786	13,496
Infineon Technologies AG	12,558	461,712
Mercedes-Benz Group AG	11,282	780,747
Merck KGaA	3,095	513,316
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,396	1,199,216
Orion SA	100	2,194
Puma SE	1,058	48,611
RWE AG	6,789	232,472
Salzgitter AG	5,940	114,910
SAP SE	9,973	2,025,697
Siemens AG	8,092	1,506,605
Siemens Energy AG (a)	4,008	104,425
thyssenkrupp AG	12,744	55,153
Verbio SE	2,837	53,027
Volkswagen AG	1,518	182,377
Volkswagen AG Preference Shares	1,637	184,920
		14,594,172
GHANA — 0.0% (e)
Kosmos Energy Ltd. (a)	25,629	141,985
Tullow Oil PLC (a) (b)	5,306	2,149
		144,134
GREECE — 0.0% (e)
Piraeus Financial Holdings SA (a)	3,497	12,765
GUATEMALA — 0.0% (e)
Millicom International Cellular SA SDR (a)	1,476	35,958
HONG KONG — 0.4%
AIA Group Ltd.	101,000	685,632
Bank of East Asia Ltd.	62,997	80,043
Citychamp Watch & Jewellery Group Ltd. (a)	34,000	4,355
CK Asset Holdings Ltd.	50,270	188,334
C-Mer Medical Holdings Ltd. (a)	26,000	9,258
Cowell e Holdings, Inc. (a) (b)	1,000	3,144
Futu Holdings Ltd. ADR (a)	842	55,239
Hang Lung Properties Ltd. (b)	98,000	83,598
Henderson Land Development Co. Ltd.	18,910	50,742
Hong Kong Exchanges & Clearing Ltd.	15,868	508,514
Link REIT	76,450	297,187
Melco International Development Ltd. (a)	4,000	2,690

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Melco Resorts & Entertainment Ltd. ADR (a)	522	$3,894
New World Development Co. Ltd. (b)	32,383	30,320
Prudential PLC	33,564	304,804
Sino Biopharmaceutical Ltd.	83,500	28,556
Stella International Holdings Ltd.	14,000	28,404
Sun Hung Kai Properties Ltd.	84,253	728,961
Swire Pacific Ltd. Class A	8,500	75,121
Techtronic Industries Co. Ltd.	500	5,712
Vitasoy International Holdings Ltd. (b)	8,000	6,046
Viva Goods Company Ltd. (a)	56,000	4,949
Yue Yuen Industrial Holdings Ltd.	3,000	5,802
		3,191,305
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	11,148	87,070
Richter Gedeon Nyrt	12,396	322,274
		409,344
INDIA — 2.2%
Aarti Drugs Ltd.	7,634	46,191
Aarti Pharmalabs Ltd.	2,676	19,611
Aavas Financiers Ltd. (a)	827	18,378
Action Construction Equipment Ltd.	1,367	24,375
Adani Green Energy Ltd. (a)	2,402	51,527
Adani Power Ltd. (a)	4,725	40,718
Advanced Enzyme Technologies Ltd.	18,887	86,465
Affle India Ltd. (a)	585	9,427
AGI Greenpac Ltd.	1,673	14,129
Akzo Nobel India Ltd.	1,638	55,696
Alkyl Amines Chemicals	8,534	218,683
Alok Industries Ltd. (a)	223,954	74,985
Amber Enterprises India Ltd. (a)	3,803	206,221
APL Apollo Tubes Ltd.	3,976	74,158
Aptus Value Housing Finance India Ltd.	5,468	21,636
Arvind Ltd.	6,540	29,023
AstraZeneca Pharma India Ltd.	346	25,936
Avalon Technologies Ltd. (a) (c)	774	5,022
Axis Bank Ltd.	21,942	332,929
Balmer Lawrie & Co. Ltd.	10,407	33,728
Bayer CropScience Ltd.	94	7,567
BEML Ltd.	29	1,543
Bharat Heavy Electricals Ltd.	6,643	23,967
Bharti Airtel Ltd.	21,782	377,206
Birlasoft Ltd.	29,674	245,648
Blue Star Ltd.	862	16,897
Can Fin Homes Ltd.	8,864	97,285
CE Info Systems Ltd.	4,575	126,257
Central Depository Services India Ltd.	7,027	201,172
Cera Sanitaryware Ltd.	89	9,268
Security Description	Shares	Value
Chemplast Sanmar Ltd. (a)	2,641	$16,897
City Union Bank Ltd.	14,635	29,323
Cyient DLM Ltd. (a)	647	5,798
Data Patterns India Ltd.	1,291	46,467
Dixon Technologies India Ltd.	7,060	1,013,550
Dr Reddy's Laboratories Ltd. ADR	13,926	1,061,022
Easy Trip Planners Ltd.	10,496	5,186
Elecon Engineering Co. Ltd.	2,427	38,480
Electrosteel Castings Ltd.	23,942	49,798
EPL Ltd.	27,392	65,058
Equitas Small Finance Bank Ltd. (c)	59,042	68,793
Ethos Ltd. (a)	1,826	61,569
Fineotex Chemical Ltd.	3,505	16,101
Galaxy Surfactants Ltd.	148	4,871
Garden Reach Shipbuilders & Engineers Ltd.	1,615	40,654
Garware Technical Fibres Ltd.	1,317	60,745
GE T&D India Ltd. (a)	612	10,948
Genus Power Infrastructures Ltd.	6,307	23,451
Godawari Power & Ispat Ltd.	2,258	28,814
Godfrey Phillips India Ltd.	3,184	157,486
Gokaldas Exports Ltd.	2,701	30,449
Granules India Ltd.	14,285	84,421
Graphite India Ltd.	914	6,153
Greenpanel Industries Ltd.	1,717	6,727
Gujarat Pipavav Port Ltd.	4,998	12,539
HBL Power Systems Ltd.	4,248	25,477
HDFC Bank Ltd.	27,079	546,792
HEG Ltd.	1,008	26,151
HeidelbergCement India Ltd.	16,489	43,293
HFCL Ltd.	5,208	7,068
Himadri Speciality Chemical Ltd.	7,263	34,335
Hindustan Copper Ltd.	10,178	38,899
Home First Finance Co. India Ltd. (c)	4,520	56,129
ICICI Bank Ltd. ADR	48,960	1,410,538
IFCI Ltd. (a)	47,218	34,870
IIFL Finance Ltd.	1,210	7,511
Indiabulls Housing Finance Ltd.	23,973	47,873
IndiaMart InterMesh Ltd. (c)	1,758	56,518
Indigo Paints Ltd.	3,783	62,288
Indo Count Industries Ltd.	6,371	29,770
Infibeam Avenues Ltd.	22,068	8,170
Infosys Ltd. ADR (b)	62,735	1,168,126
Intellect Design Arena Ltd.	5,583	71,512
ION Exchange India Ltd.	26	179
Jai Corp. Ltd.	6,870	31,463
Jaiprakash Associates Ltd. (a)	218,801	26,895
Jaiprakash Power Ventures Ltd. (a)	242,508	57,001
Jammu & Kashmir Bank Ltd.	59,315	81,360
JB Chemicals & Pharmaceuticals Ltd.	8,448	177,764
Jio Financial Services Ltd. (a)	10,512	45,149

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Jubilant Ingrevia Ltd.	1,626	$10,117
Jupiter Wagons Ltd.	2,710	22,400
Just Dial Ltd. (a)	2,163	26,662
Jyothy Labs Ltd.	17,658	91,395
Karnataka Bank Ltd.	26,014	69,880
Karur Vysya Bank Ltd.	83,739	207,601
Kaveri Seed Co. Ltd.	743	8,326
Kaynes Technology India Ltd. (a)	473	21,858
Kesoram Industries Ltd. (a)	15,687	39,504
Kirloskar Ferrous Industries Ltd.	1,897	15,647
KPI Green Energy Ltd. (c)	1,448	31,341
Larsen & Toubro Ltd. GDR	20,895	890,127
Laurus Labs Ltd. (c)	19,550	99,535
LIC Housing Finance Ltd.	6,781	64,795
Lloyds Engineering Works Ltd.	102,778	87,325
Mahindra & Mahindra Ltd. GDR	16,198	553,972
Mahindra Lifespace Developers Ltd.	1,027	7,348
Man Infraconstruction Ltd.	4,178	9,826
MOIL Ltd.	3,425	20,305
Mrs Bectors Food Specialities Ltd.	571	9,416
MSTC Ltd.	4,233	43,519
MTAR Technologies Ltd. (a)	731	16,290
Nava Ltd.	3,136	28,063
Navin Fluorine International Ltd.	1,948	83,497
Nazara Technologies Ltd. (a)	8,364	87,173
NESCO Ltd.	7,199	79,727
Network18 Media & Investments Ltd. (a)	25,838	24,677
Newgen Software Technologies Ltd.	538	6,270
NOCIL Ltd.	6,797	22,489
Olectra Greentech Ltd.	5,800	123,755
Orient Cement Ltd.	13,640	45,024
Orient Electric Ltd.	3,932	12,745
Orissa Minerals Development Co. Ltd. (a)	203	17,299
Patel Engineering Ltd. (a)	48,881	38,565
PNB Housing Finance Ltd. (a) (c)	8,013	75,414
PNC Infratech Ltd.	1,640	9,469
Poly Medicure Ltd.	956	22,133
Pricol Ltd. (a)	378	2,230
Prism Johnson Ltd. (a)	10,622	22,302
Procter & Gamble Health Ltd.	67	4,058
Puravankara Ltd.	2,886	17,147
PVR Inox Ltd. (a)	533	9,123
Quess Corp. Ltd. (c)	3,186	22,999
Radico Khaitan Ltd.	1,030	22,066
Railtel Corp. of India Ltd.	10,859	60,619
Rallis India Ltd.	17,257	64,537
Ramco Cements Ltd.	537	5,387
Rategain Travel Technologies Ltd. (a)	12,223	109,386
Ratnamani Metals & Tubes Ltd.	3,536	153,023
Security Description	Shares	Value
RattanIndia Enterprises Ltd. (a)	88,932	$90,022
RattanIndia Power Ltd. (a)	192,827	41,207
RBL Bank Ltd. (c)	7,891	24,886
Reliance Industries Ltd.	11,692	438,978
Reliance Industries Ltd. GDR (c)	16,578	1,236,719
Reliance Infrastructure Ltd. (a)	2,762	6,622
Reliance Power Ltd. (a)	115,230	39,977
Restaurant Brands Asia Ltd. (a)	5,892	7,022
Rossari Biotech Ltd. (a)	4,137	41,758
Route Mobile Ltd.	26	568
Safari Industries India Ltd.	1,520	37,154
Sandur Manganese & Iron Ores Ltd.	2,852	18,560
Sanghvi Movers Ltd.	6,231	79,420
Sapphire Foods India Ltd. (a)	450	8,458
Saregama India Ltd.	1,082	7,207
Shivalik Bimetal Controls Ltd.	970	6,762
Shree Renuka Sugars Ltd. (a)	30,648	18,024
South Indian Bank Ltd.	238,744	77,131
Star Cement Ltd. (a)	1,946	4,927
State Bank of India GDR	9,260	935,260
Sumitomo Chemical India Ltd.	1,002	5,768
Sun Pharma Advanced Research Co. Ltd. (a)	3,466	9,992
Supreme Industries Ltd.	378	26,998
Suzlon Energy Ltd. (a)	43,198	27,384
Symphony Ltd.	2,646	37,281
Tanla Platforms Ltd.	11,558	130,511
Tata Consultancy Services Ltd.	8,689	406,813
Tata Motors Ltd.	8,639	102,539
Tata Teleservices Maharashtra Ltd. (a)	11,807	11,006
TD Power Systems Ltd.	11,433	48,741
TeamLease Services Ltd. (a)	1,195	42,379
Texmaco Rail & Engineering Ltd.	2,971	8,850
Tilaknagar Industries Ltd.	6,403	19,270
Titagarh Rail System Ltd.	328	7,316
Transformers & Rectifiers India Ltd.	577	5,002
TV18 Broadcast Ltd. (a)	26,717	13,194
Usha Martin Ltd.	4,721	21,958
Vaibhav Global Ltd.	11,202	41,456
V-Guard Industries Ltd.	11,279	58,311
VIP Industries Ltd.	694	4,037
Voltamp Transformers Ltd.	356	46,978
Whirlpool of India Ltd.	258	6,183
Wipro Ltd. ADR (b)	78,977	481,760
Wonderla Holidays Ltd.	889	9,744
Yes Bank Ltd. (a)	27,213	7,731
Zen Technologies Ltd.	3,757	52,942
Zomato Ltd. (a)	14,733	35,435
		17,842,686
INDONESIA — 0.2%
Astra International Tbk. PT	339,800	92,550
Bank Central Asia Tbk. PT	1,460,800	885,401

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Bank Mandiri Persero Tbk. PT	892,000	$335,011
Bank Rakyat Indonesia Persero Tbk. PT	1,149,099	322,800
GoTo Gojek Tokopedia Tbk. PT (a)	1,015,300	3,100
Nickel Industries Ltd.	6,662	3,559
Telkom Indonesia Persero Tbk. PT	1,327,900	253,822
		1,896,243
IRELAND — 0.1%
Cairn Homes PLC	158,792	270,595
Cimpress PLC (a)	546	47,835
Glenveagh Properties PLC (a) (c)	22,221	29,960
Keywords Studios PLC	792	23,147
Prothena Corp. PLC (a)	3,091	63,798
		435,335
ISRAEL — 0.2%
Bank Hapoalim BM	45,919	406,021
Bank Leumi Le-Israel BM	110,390	899,600
Global-e Online Ltd. (a) (b)	440	15,959
Isracard Ltd.	2,545	8,504
JFrog Ltd. (a)	763	28,651
Nano Dimension Ltd. ADR (a) (b)	7,028	15,461
SimilarWeb Ltd. (a)	100	777
Taboola.com Ltd. (a) (b)	6,624	22,786
Teva Pharmaceutical Industries Ltd. ADR (a)	7,040	114,400
Wix.com Ltd. (a)	223	35,473
		1,547,632
ITALY — 0.6%
Assicurazioni Generali SpA	10,205	254,728
Enel SpA	84,812	590,287
Eni SpA	29,203	449,256
Ferrari NV	1,570	640,584
FinecoBank Banca Fineco SpA	15,411	229,913
Intesa Sanpaolo SpA	153,039	569,312
Italgas SpA	7,919	39,058
Iveco Group NV	1,880	21,096
MFE-MediaForEurope NV Class A (b)	15,052	51,913
MFE-MediaForEurope NV Class B (b)	15,052	65,335
Moncler SpA	3,959	242,109
Prysmian SpA	5,770	357,559
Saipem SpA (a)	164	420
Snam SpA (b)	34,559	153,007
Telecom Italia SpA (a) (b)	357,555	85,647
Terna - Rete Elettrica Nazionale (b)	29,917	231,435
UniCredit SpA	20,284	752,291
		4,733,950
Security Description	Shares	Value
JAPAN — 5.6%
Advance Logistics Investment Corp. REIT	6	$4,480
Advantest Corp.	4,700	187,725
Aisin Corp.	1,700	55,409
Appier Group, Inc. (a)	2,600	19,525
ARCLANDS Corp.	2,431	29,379
Asahi Group Holdings Ltd.	1,700	59,974
Asahi Kasei Corp.	68,800	440,746
Asahi Yukizai Corp.	900	29,317
Asics Corp.	2,000	30,598
Astellas Pharma, Inc.	26,400	260,947
Base Co. Ltd.	100	1,772
BayCurrent Consulting, Inc.	3,000	60,425
Bengo4.com, Inc. (a) (b)	2,200	46,295
Bridgestone Corp. (b)	1,700	66,812
C Uyemura & Co. Ltd.	200	13,813
Canon, Inc. (b)	1,700	46,014
Cellebrite DI Ltd. (a)	4,698	56,141
Change Holdings, Inc. (b)	4,000	29,864
Comture Corp.	400	4,538
Credit Saison Co. Ltd.	16,200	335,159
Curves Holdings Co. Ltd.	3,000	14,603
Cybozu, Inc. (b)	9,900	123,027
Daiichi Sankyo Co. Ltd.	27,000	927,191
Daikin Industries Ltd.	1,700	236,411
Daiwa Securities Group, Inc.	49,500	377,574
Denso Corp.	44,400	689,489
Digital Arts, Inc.	1,400	39,252
Dip Corp. (b)	600	10,205
Disco Corp.	500	189,730
eGuarantee, Inc.	900	8,113
Eisai Co. Ltd.	1,700	69,666
en Japan, Inc.	200	3,254
ENEOS Holdings, Inc.	25,800	132,577
Enplas Corp. (b)	200	9,984
euglena Co. Ltd. (a) (b)	1,700	5,717
Fast Retailing Co. Ltd.	1,600	403,432
Financial Partners Group Co. Ltd.	1,700	23,652
Freee KK (a)	2,900	43,664
FUJIFILM Holdings Corp.	46,800	1,094,502
Fujio Food Group, Inc. (a) (b)	2,000	17,817
Fujitsu Ltd.	17,300	270,696
GMO Financial Gate, Inc. (b)	500	20,701
GNI Group Ltd. (a) (b)	2,700	39,763
Hitachi Ltd.	50,700	1,134,966
Hokuhoku Financial Group, Inc.	10,000	128,466
Honda Motor Co. Ltd.	24,500	261,967
Hoya Corp.	6,200	720,944
I'll, Inc. (b)	2,390	36,758
Infomart Corp. (b)	14,400	27,661
Insource Co. Ltd.	5,300	29,357
Internet Initiative Japan, Inc.	400	5,892
Ispace, Inc. (a)	700	3,229
Ito En Ltd.	100	2,165

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
ITOCHU Corp. (b)	9,200	$449,191
Japan Elevator Service Holdings Co. Ltd.	400	6,428
Japan Tobacco, Inc. (b)	9,100	245,970
JCU Corp.	800	19,868
JFE Holdings, Inc.	16,200	233,191
JMDC, Inc. (b)	1,300	26,839
JTOWER, Inc. (a) (b)	700	7,363
Kajima Corp.	26,300	454,765
Kamigumi Co. Ltd.	28,300	582,854
Kansai Electric Power Co., Inc.	10,000	167,972
Kao Corp. (b)	1,700	68,947
Kappa Create Co. Ltd.	1,900	20,375
Kasumigaseki Capital Co. Ltd. (b)	200	17,208
KDDI Corp.	42,500	1,123,928
KeePer Technical Laboratory Co. Ltd. (b)	1,100	28,037
Keyence Corp.	1,200	526,296
KFC Holdings Japan Ltd.	200	8,069
Kobe Steel Ltd.	9,700	120,391
Komatsu Ltd.	10,000	290,377
Konica Minolta, Inc. (b)	26,000	71,958
Koshidaka Holdings Co. Ltd. (b)	1,500	8,075
Krosaki Harima Corp.	800	13,885
Kyocera Corp.	106,400	1,224,665
Lasertec Corp. (b)	400	89,743
Leopalace21 Corp.	9,300	29,717
LITALICO, Inc.	300	3,260
M&A Capital Partners Co. Ltd. (b)	400	5,458
M&A Research Institute Holdings, Inc. (a) (b)	600	14,976
M3, Inc.	1,000	9,533
Makita Corp.	10,100	274,507
Marubeni Corp.	50,600	935,971
Marui Group Co. Ltd.	26,300	370,973
Mebuki Financial Group, Inc.	62,100	241,822
Medley, Inc. (a) (b)	2,400	53,711
Menicon Co. Ltd. (b)	2,200	18,067
Micronics Japan Co. Ltd.	1,100	45,748
Mirai Corp. REIT	425	118,496
Mirai Industry Co. Ltd. (b)	1,300	32,124
Mitani Sekisan Co. Ltd.	400	15,044
Mitsubishi Chemical Group Corp.	26,100	144,908
Mitsubishi Corp.	31,800	622,320
Mitsubishi Electric Corp.	68,700	1,096,526
Mitsubishi UFJ Financial Group, Inc.	120,700	1,297,341
Mitsui & Co. Ltd.	20,100	456,205
Mitsuuroko Group Holdings Co. Ltd.	1,500	16,440
Mizuho Financial Group, Inc.	23,300	486,394
Money Forward, Inc. (a)	1,400	46,954
Monogatari Corp. (b)	1,800	37,990
Security Description	Shares	Value
MS&AD Insurance Group Holdings, Inc.	30,300	$673,396
Murata Manufacturing Co. Ltd.	76,200	1,573,644
Namura Shipbuilding Co. Ltd. (b)	1,300	19,468
NEC Corp. (b)	200	16,468
Nexon Co. Ltd. (b)	300	5,548
NIDEC Corp.	100	4,467
Nihon M&A Center Holdings, Inc.	2,500	12,921
Nintendo Co. Ltd.	8,000	425,513
Nippon Carbon Co. Ltd.	2,400	77,285
Nippon Paint Holdings Co. Ltd.	1,800	11,727
Nippon Steel Corp.	23,500	496,851
Nissan Motor Co. Ltd.	26,000	88,234
Nissan Shatai Co. Ltd. (b)	10,800	66,132
Nitto Boseki Co. Ltd. (b)	400	16,138
Nitto Denko Corp.	1,700	134,322
Nomura Holdings, Inc.	69,100	396,060
Nomura Micro Science Co. Ltd. (b)	1,600	42,969
NTT Data Group Corp.	26,300	386,178
Nxera Pharma Co. Ltd. (a)	400	3,986
Obayashi Corp.	49,900	593,117
Olympus Corp.	2,100	33,858
One REIT, Inc. (b)	13	20,705
Oriental Land Co. Ltd.	1,500	41,794
ORIX Corp.	26,100	576,322
Osaka Gas Co. Ltd.	16,200	356,811
Osaka Organic Chemical Industry Ltd. (b)	2,400	56,919
Osaka Soda Co. Ltd.	100	6,757
Panasonic Holdings Corp.	24,400	199,769
Pasona Group, Inc. (b)	300	3,931
PeptiDream, Inc. (a) (b)	300	4,646
PILLAR Corp.	200	6,677
PKSHA Technology, Inc. (a) (b)	2,400	52,891
Plus Alpha Consulting Co. Ltd.	1,900	22,406
Rakus Co. Ltd. (b)	2,400	31,070
Raysum Co. Ltd.	300	6,416
Recruit Holdings Co. Ltd.	7,500	401,296
Renesas Electronics Corp.	2,400	44,894
RENOVA, Inc. (a) (b)	1,100	6,797
Resona Holdings, Inc. (b)	42,700	282,570
Rohm Co. Ltd.	6,800	90,886
Rorze Corp.	500	98,688
Round One Corp.	1,500	7,702
RS Technologies Co. Ltd.	1,400	30,461
Sakura Internet, Inc.	300	8,103
Samty Residential Investment Corp. REIT	260	170,359
Sansan, Inc. (a)	4,200	45,170
Sanyo Denki Co. Ltd.	300	13,577
SCREEN Holdings Co. Ltd.	100	9,014
Secom Co. Ltd. (b)	1,700	100,366
Septeni Holdings Co. Ltd.	1,100	2,530
Seven & i Holdings Co. Ltd.	5,100	62,141

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
SHIFT, Inc. (a) (b)	400	$36,255
Shinagawa Refractories Co. Ltd.	1,300	16,042
Shin-Etsu Chemical Co. Ltd.	8,500	329,622
SMS Co. Ltd.	900	11,425
Socionext, Inc. (b)	700	16,575
SoftBank Corp.	27,600	337,065
SoftBank Group Corp.	17,000	1,098,036
Sompo Holdings, Inc.	30,600	653,432
Sony Group Corp.	19,300	1,636,529
SRE Holdings Corp. (a) (b)	1,300	38,791
Starts Proceed Investment Corp. REIT (b)	7	8,703
Strike Co. Ltd.	600	17,195
Sumiseki Holdings, Inc. (b)	1,300	10,999
Sumitomo Chemical Co. Ltd.	61,700	132,214
Sumitomo Corp.	16,200	404,547
Sumitomo Electric Industries Ltd.	10,100	157,126
Sumitomo Mitsui Financial Group, Inc.	10,100	673,396
Sumitomo Mitsui Trust Holdings, Inc.	3,400	77,571
Suruga Bank Ltd. (b)	1,700	11,171
T&D Holdings, Inc.	25,900	452,195
Takara Holdings, Inc.	1,300	8,817
Takara Leben Real Estate Investment Corp. REIT	57	35,293
Takeda Pharmaceutical Co. Ltd.	1,700	44,091
Tama Home Co. Ltd. (b)	3,300	80,315
TDK Corp.	4,100	251,439
TechMatrix Corp. (b)	2,800	34,848
Teijin Ltd.	16,200	134,597
Terumo Corp.	52,600	867,511
TKP Corp. (a) (b)	1,400	12,524
Toho Titanium Co. Ltd. (b)	1,600	14,263
Tokio Marine Holdings, Inc.	38,900	1,452,160
Tokyo Electron Ltd.	5,100	1,106,490
Tokyu Corp.	24,700	272,090
TOPPAN Holdings, Inc.	26,400	727,534
Toridoll Holdings Corp. (b)	700	16,105
Towa Corp. (b)	500	35,062
Toyo Gosei Co. Ltd. (b)	600	37,747
Toyo Tanso Co. Ltd.	400	16,735
Toyota Motor Corp.	127,900	2,615,883
Toyota Tsusho Corp.	48,200	938,471
Tri Chemical Laboratories, Inc. (b)	1,400	37,859
Tsuburaya Fields Holdings, Inc. (b)	900	9,590
UT Group Co. Ltd. (b)	1,300	26,305
Vector, Inc.	3,600	27,415
Visional, Inc. (a)	200	8,927
WealthNavi, Inc. (a) (b)	1,300	12,187
West Holdings Corp.	2,210	35,803
West Japan Railway Co.	3,400	63,303
WingArc1st, Inc.	1,100	18,545
Yamada Holdings Co. Ltd.	25,900	69,556
Security Description	Shares	Value
Yamaha Corp.	24,700	$578,268
YA-MAN Ltd. (b)	2,900	14,837
ZIGExN Co. Ltd.	4,400	16,357
Zuken, Inc.	400	10,506
		44,652,510
JERSEY — 0.0% (e)
Arcadium Lithium PLC (a)	3,930	13,205
Arcadium Lithium PLC CDI (a)	3,576	11,774
		24,979
KUWAIT — 0.0% (e)
Al Ahli Bank of Kuwait KSCP	43,057	38,460
Gulf Cables & Electrical Industries Group Co. KSCP	1,303	6,091
Jazeera Airways Co. KSCP	6,562	19,253
National Investments Co. KSCP	17,664	14,051
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	21,763	11,281
Warba Bank KSCP (a)	53,232	30,542
		119,678
LUXEMBOURG — 0.0% (e)
ArcelorMittal SA	7,776	178,096
MACAU — 0.0% (e)
Sands China Ltd. (a)	38,800	80,906
MALAYSIA — 0.1%
Carlsberg Brewery Malaysia Bhd. Class B	20,300	80,469
CIMB Group Holdings Bhd.	53,444	77,036
CTOS Digital Bhd.	54,300	17,035
DRB-Hicom Bhd.	80,200	23,121
Fraser & Neave Holdings Bhd.	10,100	68,040
Frontken Corp. Bhd.	63,800	60,318
Greatech Technology Bhd. (a)	7,100	7,901
Hartalega Holdings Bhd. (a)	2,800	1,947
Heineken Malaysia Bhd.	9,100	42,515
Kossan Rubber Industries Bhd.	12,400	6,177
Malayan Banking Bhd.	28,204	59,547
Mega First Corp. Bhd.	41,600	41,534
Pentamaster Corp. Bhd.	19,150	20,378
Public Bank Bhd.	126,700	107,967
Supermax Corp. Bhd. (a)	44,220	8,202
Tenaga Nasional Bhd.	20,600	60,173
Top Glove Corp. Bhd. (a)	37,300	8,697
		691,057
MEXICO — 0.3%
America Movil SAB de CV	519,174	442,073
Cemex SAB de CV	240,226	153,840
Fomento Economico Mexicano SAB de CV	53,396	574,769
Grupo Financiero Banorte SAB de CV Class O	51,347	400,319
Grupo Mexico SAB de CV	81,579	439,047
Grupo Televisa SAB	45,364	24,809

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Industrias Penoles SAB de CV (a)	2,389	$31,062
TF Administradora Industrial S de Real de CV REIT	26,832	57,419
		2,123,338
NETHERLANDS — 1.1%
Adyen NV (a) (c)	74	88,287
Akzo Nobel NV	4,397	267,575
Alfen NV (a) (b) (c)	1,037	19,183
Argenx SE (a)	532	232,972
ASML Holding NV	4,559	4,711,188
Fastned BV CVA (a) (b)	1,104	20,446
Heineken NV (b)	3,611	349,469
ING Groep NV	36,886	631,019
Koninklijke Ahold Delhaize NV	19,947	589,825
Koninklijke KPN NV	3,166	12,147
Koninklijke Philips NV (a)	18,489	467,450
Pharming Group NV (a) (b)	28,485	22,973
Pluxee NV (a)	6,343	178,077
Redcare Pharmacy NV (a) (c)	219	26,757
Universal Music Group NV (b)	21,274	633,396
Wolters Kluwer NV	2,847	472,337
		8,723,101
NEW ZEALAND — 0.0% (e)
Auckland International Airport Ltd.	12,182	56,638
Fisher & Paykel Healthcare Corp. Ltd.	5,587	102,406
Spark New Zealand Ltd.	17,935	45,463
		204,507
NORWAY — 0.2%
Aker Carbon Capture ASA (a)	6,315	3,950
Crayon Group Holding ASA (a) (c)	19,339	227,037
DNB Bank ASA	25,124	494,811
FLEX LNG Ltd.	3,451	95,095
Frontline PLC	2,288	60,104
Norsk Hydro ASA	69,538	434,306
Telenor ASA	20,608	235,548
		1,550,851
PERU — 0.0% (e)
Cia de Minas Buenaventura SAA ADR	534	9,051
PHILIPPINES — 0.0% (e)
PLDT, Inc. ADR	2,134	52,411
TaskUS, Inc. Class A (a) (b)	1,043	13,882
		66,293
POLAND — 0.0% (e)
CCC SA (a)	459	14,044
Jastrzebska Spolka Weglowa SA (a)	580	4,271
ORLEN SA	2,415	40,664
Security Description	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	8,355	$130,769
Text SA	266	5,068
		194,816
PUERTO RICO — 0.0% (e)
Liberty Latin America Ltd. Class C (a)	1,348	12,968
RUSSIA — 0.0%
Gazprom PJSC (a) (d)	81,484	—
LUKOIL PJSC (d)	3,048	—
MMC Norilsk Nickel PJSC ADR (a) (d)	827	—
Mobile TeleSystems PJSC ADR (a) (d)	9,679	—
Sberbank of Russia PJSC (a) (d)	79,092	—
Surgutneftegas PJSC ADR (a) (d)	492	—
Tatneft PJSC ADR (a) (d)	4,676	—
		—
SAUDI ARABIA — 0.4%
ACWA Power Co.	639	60,330
Al Babtain Power & Telecommunication Co.	1,899	19,412
Al Jouf Agricultural Development Co.	4,353	77,160
Al Rajhi Bank	2,215	48,119
Al Rajhi Co. for Co-operative Insurance (a)	3,567	178,559
Alamar Foods	599	12,645
Aldrees Petroleum & Transport Services Co.	15,653	509,862
AlKhorayef Water & Power Technologies Co. (a)	3,613	186,640
Alujain Corp. (a)	355	3,870
Astra Industrial Group	487	20,276
Bank AlBilad	1,548	13,452
Bawan Co.	2,232	26,148
Catrion Catering Holding Co.	281	9,378
City Cement Co.	9,569	49,329
East Pipes Integrated Co. for Industry	491	21,307
Eastern Province Cement Co.	1,084	9,362
Electrical Industries Co.	170,628	288,807
Etihad Atheeb Telecommunication Co. (a)	1,564	38,562
Etihad Etisalat Co.	2,323	33,065
Halwani Brothers Co. (a)	9,682	124,393
Herfy Food Services Co. (a)	3,312	25,205
Jadwa REIT Saudi Fund	46,363	141,131
Leejam Sports Co. JSC	4,611	278,509
Maharah Human Resources Co.	29,346	46,855
Middle East Healthcare Co. (a)	601	13,841
Mobile Telecommunications Co. Saudi Arabia	41,966	131,102
Najran Cement Co. (a)	49,453	120,482

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
National Agriculture Development Co. (a)	8,694	$73,810
National Co. for Learning & Education	353	15,036
National Gas & Industrialization Co.	773	18,441
National Medical Care Co.	639	36,995
Northern Region Cement Co.	14,827	35,886
Perfect Presentation For Commercial Services Co. (a)	7,270	28,525
Qassim Cement Co.	393	5,950
Saudi Advanced Industries Co.	2,953	34,004
Saudi Arabian Mining Co. (a)	6,930	79,522
Saudi Ceramic Co. (a)	9,140	72,236
Saudi Ground Services Co. (a)	644	9,149
Saudi Paper Manufacturing Co.	2,057	41,342
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	2,020	15,722
Saudi Real Estate Co. (a)	5,087	25,872
Saudi Research & Media Group (a)	976	53,852
Saudi Steel Pipe Co.	3,101	53,480
Saudia Dairy & Foodstuff Co.	469	43,805
Sinad Holding Co. (a)	13,704	47,341
Sumou Real Estate Co.	1,820	19,793
Sustained Infrastructure Holding Co.	1,685	16,708
Yamama Cement Co.	10,403	92,478
		3,307,748
SINGAPORE — 0.4%
CapitaLand Ascott Trust REIT	10,535	6,802
CapitaLand Integrated Commercial Trust REIT	21,897	31,991
CapitaLand Investment Ltd.	207,184	406,648
DBS Group Holdings Ltd.	17,806	470,228
Grab Holdings Ltd. Class A (a)	5,321	18,890
Oversea-Chinese Banking Corp. Ltd.	32,400	344,978
Scilex Holding Co. (a)	1,326	2,559
Sea Ltd. ADR (a)	3,471	247,899
Singapore Exchange Ltd.	131,500	919,845
Singapore Telecommunications Ltd.	62,000	125,807
United Overseas Bank Ltd.	11,900	275,098
		2,850,745
SOUTH AFRICA — 0.3%
Anglo American PLC	15,434	488,143
Discovery Ltd.	74,736	551,270
FirstRand Ltd.	74,047	311,841
Gold Fields Ltd.	12,581	188,384
Harmony Gold Mining Co. Ltd.	10,214	94,001
Impala Platinum Holdings Ltd. (b)	8,193	40,727
MTN Group Ltd. (b)	27,313	127,052
MultiChoice Group (a)	3,068	17,911
Security Description	Shares	Value
Naspers Ltd. Class N	1,572	$307,101
Nedbank Group Ltd.	2,862	40,189
Old Mutual Ltd. (b)	16,803	11,215
Sanlam Ltd.	68,509	303,601
Sasol Ltd.	5,294	40,039
Standard Bank Group Ltd.	17,655	203,825
		2,725,299
SOUTH KOREA — 1.3%
ABLBio, Inc. (a)	1,941	31,727
Advanced Nano Products Co. Ltd.	448	38,242
Ahnlab, Inc.	605	26,547
Alteogen, Inc. (a)	643	131,029
Ananti, Inc. (a)	1,433	5,809
Asiana Airlines, Inc. (a)	830	6,343
BH Co. Ltd.	3,505	61,621
Bioneer Corp. (a)	785	16,766
Cellivery Therapeutics, Inc. (a) (d)	2,627	9,561
Celltrion Pharm, Inc. (a)	109	7,032
Celltrion, Inc.	811	102,693
Chunbo Co. Ltd. (a)	47	2,452
Cosmax, Inc.	89	12,582
CosmoAM&T Co. Ltd. (a)	97	10,162
Cosmochemical Co. Ltd. (a)	634	12,896
Creative & Innovative System (a)	1,936	15,260
CS Wind Corp.	111	3,992
Daejoo Electronic Materials Co. Ltd. (a)	75	7,792
Dear U Co. Ltd. (a)	739	13,771
Delivery Hero SE (a) (c)	43	1,021
Dentium Co. Ltd.	108	9,282
Devsisters Co. Ltd. (a)	821	35,011
DI Dong Il Corp.	121	2,523
Dongwha Enterprise Co. Ltd. (a)	937	10,286
Dongwon Systems Corp.	127	4,332
Doosan Fuel Cell Co. Ltd. (a)	515	7,913
Doosan Tesna, Inc.	40	1,088
Duk San Neolux Co. Ltd. (a)	2,550	74,749
Ecopro BM Co. Ltd. (a)	359	47,728
Ecopro Co. Ltd. (a)	995	65,129
Ecopro HN Co. Ltd.	342	15,230
Ecopro Materials Co. Ltd. (a)	45	2,972
E-MART, Inc.	113	4,638
EMRO, Inc. (a)	570	24,100
EM-Tech Co. Ltd.	302	6,505
Enchem Co. Ltd. (a)	143	23,375
Eo Technics Co. Ltd.	127	17,244
Eugene Technology Co. Ltd.	590	21,281
Foosung Co. Ltd. (a)	753	4,004
Gaonchips Co. Ltd. (a)	127	6,228
GC Cell Corp.	1,838	37,655
Han Kuk Carbon Co. Ltd.	970	7,561
Hana Financial Group, Inc.	1,305	57,547
Hana Micron, Inc.	367	5,466

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Hanall Biopharma Co. Ltd. (a)	732	$16,459
Hancom, Inc.	1,251	20,585
Hanmi Semiconductor Co. Ltd.	261	32,670
HD Hyundai Electric Co. Ltd.	340	76,571
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	266	30,687
Hite Jinro Co. Ltd.	891	13,755
HLB Life Science Co. Ltd. (a)	669	3,995
HLB, Inc. (a)	703	29,877
HPSP Co. Ltd.	496	14,107
HYBE Co. Ltd.	239	35,160
Hyosung Heavy Industries Corp.	73	18,349
Hyundai Bioscience Co. Ltd. (a)	460	6,139
Hyundai Feed, Inc.	970	700
Hyundai Mobis Co. Ltd.	975	178,142
Hyundai Motor Co.	2,102	450,483
Hyundai Steel Co.	578	12,198
Hyundai Wia Corp.	137	5,763
Iljin Hysolus Co. Ltd. (a)	2,173	34,651
Intellian Technologies, Inc.	398	17,030
ISC Co. Ltd.	245	11,658
ISU Specialty Chemical (a)	280	9,703
IsuPetasys Co. Ltd.	959	40,896
Jeju Semiconductor Corp. (a)	1,050	14,310
Jusung Engineering Co. Ltd.	1,050	28,491
JW Pharmaceutical Corp.	4,945	108,671
JYP Entertainment Corp.	136	5,661
Kakao Corp.	287	8,476
KB Financial Group, Inc.	5,139	293,070
KG Dongbusteel	608	2,800
KG Mobility Co. (a)	17,036	63,614
Kia Corp.	1,017	95,531
KMW Co. Ltd. (a)	230	2,207
Koh Young Technology, Inc.	369	3,388
KoMiCo Ltd.	161	9,392
Korea Electric Power Corp. ADR (a)	4,141	29,360
Korea Electric Terminal Co. Ltd.	447	22,309
KT&G Corp.	1,492	95,601
Kum Yang Co. Ltd. (a)	667	41,672
Kyung Dong Navien Co. Ltd.	574	21,267
L&F Co. Ltd. (a)	126	12,385
Lake Materials Co. Ltd. (a)	2,571	37,449
LG Chem Ltd.	474	118,974
LG Chem Ltd. Preference Shares	1,941	339,834
LG Electronics, Inc.	434	34,966
LG H&H Co. Ltd.	252	63,252
LigaChem Biosciences, Inc. (a)	152	7,862
Lotte Chemical Corp.	24	2,000
Lotte Tour Development Co. Ltd. (a)	1,061	7,461
Lunit, Inc. (a)	398	13,517
Medytox, Inc.	57	6,274
Myoung Shin Industrial Co. Ltd.	740	7,607
Security Description	Shares	Value
Naturecell Co. Ltd. (a)	3,772	$25,676
NAVER Corp.	2,783	337,438
Nexon Games Co. Ltd. (a)	2,313	25,844
NEXTIN, Inc.	612	30,900
NICE Information Service Co. Ltd.	3,230	26,610
NKMax Co. Ltd. (a)	6,826	10,017
OCI Co. Ltd.	21	1,571
Oscotec, Inc. (a)	1,005	27,416
Park Systems Corp.	157	21,329
People & Technology, Inc. (a)	525	25,630
Peptron, Inc. (a)	279	10,003
PharmaResearch Co. Ltd.	141	15,242
Posco DX Co. Ltd.	611	17,023
POSCO Future M Co. Ltd.	195	36,620
POSCO Holdings, Inc. ADR	7,568	497,520
Posco International Corp.	79	3,753
Posco M-Tech Co. Ltd.	789	11,779
Rainbow Robotics (a)	150	17,381
S&S Tech Corp.	326	8,455
Sam Chun Dang Pharm Co. Ltd. (a)	1,619	171,839
Sam-A Aluminum Co. Ltd.	50	2,637
Samsung C&T Corp.	444	45,803
Samsung E&A Co. Ltd. (a)	973	17,071
Samsung Electronics Co. Ltd. GDR	2,048	3,031,040
Samsung Electronics Co. Ltd. Preference Shares	7,882	364,181
Samsung Fire & Marine Insurance Co. Ltd.	242	68,389
Samsung Heavy Industries Co. Ltd. (a)	3,150	21,397
Samsung SDI Co. Ltd.	106	27,260
Samsung Securities Co. Ltd.	758	21,917
Seegene, Inc.	396	5,754
SFA Semicon Co. Ltd. (a)	2,403	9,514
Shin Poong Pharmaceutical Co. Ltd. (a)	1,107	9,570
Shinhan Financial Group Co. Ltd.	5,099	178,363
Shinsung Delta Tech Co. Ltd.	472	21,294
SK Chemicals Co. Ltd.	115	4,077
SK Hynix, Inc.	7,734	1,328,798
SK Innovation Co. Ltd. (a)	284	23,954
SK oceanplant Co. Ltd. (a)	1,868	19,080
SK, Inc.	278	31,971
Solus Advanced Materials Co. Ltd.	636	8,428
Soop Co. Ltd.	171	16,311
Soulbrain Co. Ltd.	26	5,487
SPG Co. Ltd.	468	8,466
Sungwoo Hitech Co. Ltd.	1,561	10,206
Synopex, Inc. (a)	3,625	32,260
Taihan Electric Wire Co. Ltd. (a)	568	6,833
TCC Steel	303	12,261
Tokai Carbon Korea Co. Ltd.	87	8,469

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
TSE Co. Ltd. (a)	223	$9,737
VT Co. Ltd. (a)	2,277	52,769
Webzen, Inc.	309	3,749
Wemade Co. Ltd. (a)	976	30,241
Won Tech Co. Ltd.	82	477
Youlchon Chemical Co. Ltd.	423	11,094
		10,337,028
SPAIN — 0.7%
Acciona SA (b)	5,139	607,502
Acerinox SA	20,233	210,125
ACS Actividades de Construccion y Servicios SA	20,828	899,147
Amadeus IT Group SA (b)	6,761	450,273
Banco Bilbao Vizcaya Argentaria SA	56,386	565,158
Banco Santander SA	144,429	670,326
Distribuidora Internacional de Alimentacion SA (a) (b)	786,132	10,363
Grenergy Renovables SA (a) (b)	247	8,921
Iberdrola SA	70,585	916,494
Industria de Diseno Textil SA	10,536	523,495
Repsol SA (b)	11,580	182,874
Telefonica SA	44,433	188,580
		5,233,258
SWEDEN — 0.8%
Alleima AB	3,949	25,655
Assa Abloy AB Class B	22,842	646,207
Atlas Copco AB Class B	73,834	1,193,244
Boozt AB (a) (c)	6,496	77,656
Camurus AB (a)	2,646	149,912
Epiroc AB Class B	21,260	389,057
Evolution AB (c)	3,672	382,796
Fortnox AB (b)	9,362	56,560
Industrivarden AB Class A	285	9,704
MIPS AB	2,366	92,717
Sandvik AB	19,722	395,550
Securitas AB Class B	47,945	476,272
Sedana Medical AB (a)	20	44
Skandinaviska Enskilda Banken AB Class A	46,605	688,720
Skanska AB Class B	20,174	363,468
SKF AB Class B	14,352	288,390
Stillfront Group AB (a)	19,745	18,561
Svenska Handelsbanken AB Class A	18,858	179,762
Tele2 AB Class B	14,103	142,093
Telefonaktiebolaget LM Ericsson Class B	37,691	234,185
Telia Co. AB	32,434	87,071
Volvo AB Class A	24,954	651,289
Xvivo Perfusion AB (a) (b)	586	22,991
		6,571,904
SWITZERLAND — 1.5%
ABB Ltd.	28,043	1,557,875
Accelleron Industries AG	1,381	54,097
Security Description	Shares	Value
Adecco Group AG	5,457	$181,090
Alcon, Inc.	3,689	329,325
Basilea Pharmaceutica AG (a)	120	5,215
Cie Financiere Richemont SA Class A	7,582	1,183,369
DSM-Firmenich AG	5,853	662,424
Geberit AG	2,105	1,243,417
Givaudan SA	263	1,246,806
Kuehne & Nagel International AG	2,298	660,809
Novartis AG	18,074	1,934,316
Sandoz Group AG	3,618	131,015
Sensirion Holding AG (a) (b) (c)	348	30,246
SGS SA	6,818	606,989
Swatch Group AG Bearer Shares	279	57,144
UBS Group AG	44,654	1,314,376
Vetropack Holding AG (b)	87	3,137
Zurich Insurance Group AG	1,305	695,777
		11,897,427
TAIWAN — 2.1%
Ability Opto-Electronics Technology Co. Ltd.	2,000	16,275
Actron Technology Corp.	3,246	22,813
Adimmune Corp. (a)	16,000	14,081
Advanced Energy Solution Holding Co. Ltd.	1,000	19,450
Advanced Wireless Semiconductor Co. (a)	3,000	12,900
AIC, Inc.	2,000	25,492
Alchip Technologies Ltd.	3,000	227,024
Allied Supreme Corp.	1,000	13,100
Andes Technology Corp. (a)	4,000	53,327
AP Memory Technology Corp.	4,000	47,655
AUO Corp. ADR	45,436	245,809
AURAS Technology Co. Ltd.	2,000	49,751
Bank of Kaohsiung Co. Ltd.	616,462	227,077
Bizlink Holding, Inc.	1,034	11,920
Career Technology MFG. Co. Ltd.	13,464	8,944
Century Iron & Steel Industrial Co. Ltd.	4,000	37,236
Chailease Holding Co. Ltd.	4,080	19,305
Channel Well Technology Co. Ltd.	26,000	60,349
Charoen Pokphand Enterprise	5,500	17,886
Chief Telecom, Inc.	3,300	36,721
China Motor Corp.	11,000	42,045
Chun Yuan Steel Industry Co. Ltd.	20,000	12,484
Chung Hwa Pulp Corp.	23,000	15,207
Chunghwa Telecom Co. Ltd. ADR (a)	18,249	704,594
Co-Tech Development Corp.	12,000	25,967
CTBC Financial Holding Co. Ltd.	181,000	211,175
CyberPower Systems, Inc.	2,000	18,125

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Darfon Electronics Corp.	8,000	$16,991
Dynamic Holding Co. Ltd.	7,000	13,658
E Ink Holdings, Inc.	4,000	31,071
EirGenix, Inc. (a)	16,000	44,634
Elite Material Co. Ltd.	1,000	14,642
Elite Semiconductor Microelectronics Technology, Inc.	11,000	34,077
Episil Technologies, Inc.	17,090	31,818
Episil-Precision, Inc.	2,017	3,985
Etron Technology, Inc.	10,000	15,536
Ever Supreme Bio Technology Co. Ltd.	7,861	48,099
Evergreen Marine Corp. Taiwan Ltd.	1,600	9,519
Faraday Technology Corp.	12,463	129,081
Fitipower Integrated Technology, Inc.	10,629	88,953
FocalTech Systems Co. Ltd.	28,000	74,398
Formosa Chemicals & Fibre Corp. (a)	11,000	17,089
Formosa Plastics Corp. (a)	14,000	24,814
Fortune Electric Co. Ltd.	1,000	29,129
Fositek Corp.	2,000	46,854
Fulgent Sun International Holding Co. Ltd.	5,000	18,957
Genius Electronic Optical Co. Ltd.	1,079	22,018
Global PMX Co. Ltd.	1,000	3,422
Global Unichip Corp.	1,000	49,474
Globalwafers Co. Ltd.	1,000	16,614
Gold Circuit Electronics Ltd.	41,800	266,714
Grand Process Technology Corp.	1,000	41,767
Gudeng Precision Industrial Co. Ltd.	1,049	14,438
Hon Hai Precision Industry Co. Ltd. GDR (b)	106,252	1,372,776
International Games System Co. Ltd.	8,000	334,140
ITE Technology, Inc. (a)	1,000	5,256
Jentech Precision Industrial Co. Ltd.	3,299	122,029
Johnson Health Tech Co. Ltd.	9,000	24,635
Kaori Heat Treatment Co. Ltd.	2,000	29,715
Kenmec Mechanical Engineering Co. Ltd.	3,000	10,172
Kinsus Interconnect Technology Corp.	8,000	22,786
KMC Kuei Meng International, Inc.	7,000	30,208
Kung Long Batteries Industrial Co. Ltd.	15,000	66,119
L&K Engineering Co. Ltd.	4,099	30,387
LandMark Optoelectronics Corp.	4,000	20,714
Lotus Pharmaceutical Co. Ltd.	3,000	28,621
LuxNet Corp.	7,000	27,295
Security Description	Shares	Value
MediaTek, Inc.	5,000	$215,773
Medigen Vaccine Biologics Corp. (a)	21,303	36,116
Microbio Co. Ltd. (a)	5,275	6,740
MPI Corp.	1,000	16,337
Nan Pao Resins Chemical Co. Ltd.	1,000	10,542
Nan Ya Plastics Corp. (a)	16,000	24,315
Nuvoton Technology Corp.	17,000	67,075
O-Bank Co. Ltd.	19,000	6,150
OBI Pharma, Inc. (a)	37,000	69,343
Oneness Biotech Co. Ltd. (a)	1,137	5,748
Orient Semiconductor Electronics Ltd.	21,000	38,127
Oriental Union Chemical Corp.	18,000	9,543
Pan Jit International, Inc.	24,500	42,594
Pegavision Corp.	1,085	16,020
Pharmally International Holding Co. Ltd. (a) (d)	1,282	—
Phihong Technology Co. Ltd. (a)	16,679	25,038
Polaris Group (a)	8,000	18,273
Quang Viet Enterprise Co. Ltd.	10,000	34,986
Quanta Computer, Inc.	8,000	76,938
RichWave Technology Corp. (a)	17,042	120,560
San Fu Chemical Co. Ltd.	16,000	69,047
Sanyang Motor Co. Ltd.	40,000	97,283
SDI Corp.	8,000	34,400
Sensortek Technology Corp.	1,000	10,943
Shihlin Paper Corp. (a)	49,000	90,927
Shinfox Energy Co. Ltd.	26,000	126,628
Shiny Chemical Industrial Co. Ltd.	1,000	4,624
Sincere Navigation Corp.	82,000	77,345
Sporton International, Inc.	11,760	80,837
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	7,090
Sunplus Technology Co. Ltd.	3,000	3,348
T3EX Global Holdings Corp.	1,000	3,005
Ta Ya Electric Wire & Cable	4,000	6,880
TaiDoc Technology Corp.	1,000	5,209
Taigen Biopharmaceuticals Holdings Ltd. (a)	84,000	39,228
TaiMed Biologics, Inc. (a)	8,505	23,411
Taiwan Cogeneration Corp.	18,056	26,660
Taiwan Mask Corp.	22,000	51,607
Taiwan Semiconductor Co. Ltd.	40,000	93,461
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	44,785	7,784,081
Taiwan Surface Mounting Technology Corp.	3,000	11,097
Taiwan Union Technology Corp.	6,000	30,054
TCI Co. Ltd.	459	2,214
Thinking Electronic Industrial Co. Ltd.	1,000	5,487
Topkey Corp.	4,000	24,721
TSEC Corp. (a)	26,270	23,443
Unimicron Technology Corp.	2,000	11,097

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Union Bank of Taiwan	42,000	$21,167
United Integrated Services Co. Ltd.	7,000	78,973
United Microelectronics Corp. ADR (a) (b)	71,346	624,991
United Renewable Energy Co. Ltd.	687,879	289,430
Universal Vision Biotechnology Co. Ltd.	4,452	34,239
VIA Labs, Inc.	1,000	6,103
Via Technologies, Inc.	2,000	7,182
Visual Photonics Epitaxy Co. Ltd.	2,000	10,172
Vivotek, Inc.	8,000	34,524
Voltronic Power Technology Corp.	1,000	59,338
Wafer Works Corp.	13,229	15,434
Waffer Technology Corp.	13,000	36,987
Win Semiconductors Corp.	2,000	10,758
Wistron Corp.	4,000	13,070
XinTec, Inc.	15,000	83,227
Xxentria Technology Materials Corp.	16,350	34,019
Yageo Corp.	318	7,156
Yulon Motor Co. Ltd.	16,896	34,790
ZillTek Technology Corp.	1,000	12,484
Zyxel Group Corp.	15,000	18,449
		16,446,155
THAILAND — 0.2%
Aurora Design PCL	96,000	30,607
B Grimm Power PCL	74,500	43,850
Bangkok Airways PCL	19,900	11,388
Bangkok Aviation Fuel Services PCL	26,700	13,024
Banpu Power PCL	96,200	31,719
BCPG PCL	173,500	29,785
Beyond Securities PCL (a)	68,400	2,554
Carabao Group PCL	23,200	42,041
CK Power PCL	441,300	47,139
CP ALL PCL NVDR	51,400	77,035
Delta Electronics Thailand PCL	35,400	80,307
Dhipaya Group Holdings PCL	2,900	2,134
Dynasty Ceramic PCL	1,956,600	103,968
Eastern Polymer Group PCL	209,900	29,457
Energy Absolute PCL	23,205	7,082
Erawan Group PCL	286,100	34,615
Global Power Synergy PCL	23,700	25,671
Gunkul Engineering PCL	524,800	36,324
Hana Microelectronics PCL	20,900	26,483
Ichitan Group PCL	132,500	62,824
Jasmine International PCL	271,400	22,335
KCE Electronics PCL	10,200	11,674
Muangthai Capital PCL	8,800	10,431
Nex Point Parts PCL (a)	134,700	6,167
Osotspa PCL	48,800	30,585
Plan B Media PCL	238,700	49,434
Security Description	Shares	Value
Prima Marine PCL	155,800	$36,511
PSG Corp. PCL (a)	1,388,700	21,570
PTT PCL	132,500	117,345
R&B Food Supply PCL	68,300	17,495
Ratchthani Leasing PCL	295,680	17,564
Regional Container Lines PCL	32,700	25,395
Sappe PCL	30,700	84,912
SCB X PCL NVDR	9,400	26,383
SISB PCL	37,800	37,597
Srinanaporn Marketing PCL	83,500	30,945
Star Petroleum Refining PCL (a)	34,700	7,706
Thaicom PCL	76,100	22,189
TOA Paint Thailand PCL	4,400	2,374
TQM Alpha PCL NVDR	48,400	36,269
VGI PCL	184,200	7,479
		1,360,367
TURKEY — 0.1%
Akbank TAS	62,383	121,879
Akcansa Cimento AS	2,262	9,894
Bosch Fren Sistemleri Sanayi ve Ticaret AS	12	316
Cimsa Cimento Sanayi VE Ticaret AS	7,322	6,955
CW Enerji Muhendislik Ticaret VE Sanayi AS (a)	89	565
Eldorado Gold Corp. (a) (b)	1,982	29,273
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (a)	20,879	6,184
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	1,933	6,032
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	4,700	2,416
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	4,223	5,601
Konya Cimento Sanayii AS (a)	1	245
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	12,270	20,622
MIA Teknoloji AS (a)	5,964	11,861
Migros Ticaret AS	9,963	161,069
Nuh Cimento Sanayi AS	10,028	75,554
Politeknik Metal Sanayi ve Ticaret AS	26	6,666
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	309	548
SDT Uzay VE Savunma Teknolojileri AS	698	5,265
Turkiye Is Bankasi AS Class C	255,804	123,675
Vestel Elektronik Sanayi ve Ticaret AS (a)	13,911	33,416
YEO Teknoloji Enerji VE Endustri AS (a)	2,264	12,955
		640,991

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	18,224	$39,792
Abu Dhabi Islamic Bank PJSC	8,955	28,233
Agthia Group PJSC	7,230	11,811
Ajman Bank PJSC (a)	423,996	197,395
Al Waha Capital PJSC	42,826	17,606
AL Yah Satellite Communications Co-PJSC-Yah Sat	23,906	12,952
Amanat Holdings PJSC	493,320	147,741
Aramex PJSC (a)	75,075	50,690
Dana Gas PJSC (a)	224,970	38,894
Deyaar Development PJSC	87,946	17,120
Emirates Telecommunications Group Co. PJSC	2,619	11,480
First Abu Dhabi Bank PJSC	9,261	31,416
Gulf Navigation Holding PJSC (a)	26,979	48,919
Multiply Group PJSC (a)	15,333	8,558
National Central Cooling Co. PJSC	62,699	51,211
Network International Holdings PLC (a) (c)	4,319	21,347
RAK Properties PJSC	15,736	4,541
Ras Al Khaimah Ceramics	2,847	1,884
Sharjah Islamic Bank	93,177	56,063
Taaleem Holdings PJSC	75,649	77,235
		874,888
UNITED KINGDOM — 2.7%
3i Group PLC	32,415	1,256,317
abrdn PLC	101,966	191,023
Alphawave IP Group PLC (a) (b)	3,165	5,761
Anglogold Ashanti PLC	5,303	133,525
AO World PLC (a)	21,518	30,193
Aston Martin Lagonda Global Holdings PLC (a) (b) (c)	5,071	9,212
AstraZeneca PLC	11,512	1,798,084
AstraZeneca PLC ADR	10,297	803,063
BAE Systems PLC	61,812	1,031,402
Barclays PLC	168,917	446,060
boohoo Group PLC (a) (b)	5,717	2,486
British American Tobacco PLC	11,459	351,993
British Land Co. PLC REIT	8,219	42,764
BT Group PLC (b)	84,876	150,584
Burberry Group PLC	3,452	38,304
Central Asia Metals PLC	38,280	97,505
CK Hutchison Holdings Ltd.	79,420	380,448
Compass Group PLC	30,110	822,140
Craneware PLC	168	4,906
Diageo PLC	18,858	593,457
Eurasia Mining PLC (a)	1,119	33
Flutter Entertainment PLC (a)	99	18,102
Greatland Gold PLC (a) (b)	77,969	6,899
Hammerson PLC REIT	33,266	11,648
HSBC Holdings PLC	181,010	1,564,863
Imperial Brands PLC	6,516	166,714
Security Description	Shares	Value
Indivior PLC (a)	1,222	$19,155
InterContinental Hotels Group PLC	9,264	975,026
ITM Power PLC (a) (b)	11,732	6,881
J Sainsbury PLC	51,084	164,667
Kiniksa Pharmaceuticals International PLC (a)	623	11,631
Land Securities Group PLC REIT	6,674	52,265
Learning Technologies Group PLC (b)	32,533	34,751
Lloyds Banking Group PLC	600,625	415,613
M&G PLC	30,421	78,449
Marks & Spencer Group PLC	18,673	67,627
National Grid PLC	18,540	206,850
Next PLC	5,032	574,775
Pearson PLC	7,042	88,199
Quilter PLC (c)	25,642	38,929
Reckitt Benckiser Group PLC	5,561	301,010
RELX PLC (f)	12,227	562,449
RELX PLC (f)	36,117	1,662,913
Rolls-Royce Holdings PLC (a)	98,150	566,758
Sage Group PLC	9,843	135,437
Serica Energy PLC	2,047	3,517
Severn Trent PLC	17,292	520,240
Silence Therapeutics PLC (a) (d)	2	—
Smith & Nephew PLC	31,448	389,822
Smiths Group PLC	24,153	520,567
Soho House & Co., Inc. (a) (b)	3,569	18,951
SSE PLC	10,513	237,815
Standard Chartered PLC	33,825	306,148
Team17 Group PLC (a)	3,917	13,617
TechnipFMC PLC	7,936	207,526
Tesco PLC	64,685	250,211
Unilever PLC (f)	24,285	1,333,857
Unilever PLC (f)	2	110
United Utilities Group PLC	30,842	383,090
Virgin Money U.K. PLC CDI	968	2,631
Vodafone Group PLC	229,358	202,256
Warehouse Reit PLC (b)	39,568	40,564
Whitbread PLC	21,804	819,982
WPP PLC	23,892	218,782
		21,390,557
UNITED STATES — 64.8%
10X Genomics, Inc. Class A (a)	1,365	26,549
1-800-Flowers.com, Inc. Class A (a)	323	3,075
3D Systems Corp. (a)	9,336	28,662
3M Co.	6,763	691,111
4D Molecular Therapeutics, Inc. (a)	1,129	23,698
89bio, Inc. (a)	1,080	8,651
A10 Networks, Inc.	807	11,177
AAON, Inc.	669	58,364
Abbott Laboratories	26,319	2,734,807

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
AbbVie, Inc.	18,351	$3,147,564
Abercrombie & Fitch Co. Class A (a)	220	39,125
Accel Entertainment, Inc. (a)	11,539	118,390
Accenture PLC Class A	6,692	2,030,420
Accolade, Inc. (a)	3,836	13,733
ACM Research, Inc. Class A (a)	2,379	54,860
ACV Auctions, Inc. Class A (a)	1,558	28,433
Addus HomeCare Corp. (a)	100	11,611
Adient PLC (a)	965	23,845
ADMA Biologics, Inc. (a)	9,738	108,848
Adobe, Inc. (a)	5,726	3,181,022
Advanced Micro Devices, Inc. (a)	14,436	2,341,664
AES Corp.	4,023	70,684
Affiliated Managers Group, Inc.	203	31,715
Affirm Holdings, Inc. (a)	2,714	81,990
Aflac, Inc.	19,724	1,761,550
Agilent Technologies, Inc.	13,288	1,722,523
agilon health, Inc. (a) (b)	456	2,982
Agilysys, Inc. (a)	1,145	119,240
AGNC Investment Corp. REIT (b)	6,335	60,436
Air Products & Chemicals, Inc.	2,160	557,388
Airbnb, Inc. Class A (a)	2,782	421,835
Akero Therapeutics, Inc. (a)	3,124	73,289
Albemarle Corp.	798	76,225
Alcoa Corp.	362	14,400
Alector, Inc. (a)	233	1,058
Alexander & Baldwin, Inc. REIT	2,933	49,744
Align Technology, Inc. (a)	261	63,013
Alignment Healthcare, Inc. (a)	1,350	10,557
Alkami Technology, Inc. (a)	1,305	37,166
Allegion PLC	2,280	269,382
Allient, Inc.	506	12,787
Allstate Corp.	6,955	1,110,435
Ally Financial, Inc.	3,494	138,607
Alnylam Pharmaceuticals, Inc. (a)	261	63,423
Alpha & Omega Semiconductor Ltd. (a)	362	13,528
Alpha Metallurgical Resources, Inc.	168	47,129
Alphabet, Inc. Class A	54,067	9,848,304
Alphabet, Inc. Class C	54,883	10,066,640
Alphatec Holdings, Inc. (a)	1,407	14,703
Alta Equipment Group, Inc.	1,230	9,889
Altice USA, Inc. Class A (a)	860	1,754
Altria Group, Inc.	13,828	629,865
Altus Power, Inc. (a)	8,484	33,257
A-Mark Precious Metals, Inc. (b)	423	13,693
Amazon.com, Inc. (a)	88,720	17,145,140
AMC Entertainment Holdings, Inc. Class A (a)	2,199	10,952
Amcor PLC CDI	19,971	198,597
Ameresco, Inc. Class A (a)	203	5,848
Security Description	Shares	Value
American Electric Power Co., Inc.	13,828	$1,213,269
American Express Co.	10,693	2,475,964
American Tower Corp. REIT	6,892	1,339,667
America's Car-Mart, Inc. (a)	506	30,466
Amgen, Inc.	6,196	1,935,940
Amplitude, Inc. Class A (a)	3,309	29,450
Analog Devices, Inc.	6,625	1,512,222
Annaly Capital Management, Inc. REIT	3,206	61,106
Antero Resources Corp. (a)	623	20,328
Anywhere Real Estate, Inc. (a)	3,146	10,413
Aon PLC Class A	1,740	510,829
APA Corp.	3,562	104,865
Apartment Investment & Management Co. Class A, REIT (a)	16,051	133,063
Apellis Pharmaceuticals, Inc. (a)	328	12,582
Appfolio, Inc. Class A (a)	101	24,702
Appian Corp. Class A (a) (b)	259	7,993
Apple, Inc.	142,900	30,097,598
Applied Materials, Inc.	13,153	3,103,976
AppLovin Corp. Class A (a)	1,748	145,469
Aptiv PLC (a)	100	7,042
Arbor Realty Trust, Inc. REIT (b)	6,779	97,279
Archer Aviation, Inc. Class A (a) (b)	4,784	16,840
Archer-Daniels-Midland Co.	12,776	772,309
Arcturus Therapeutics Holdings, Inc. (a)	1,208	29,415
Arcus Biosciences, Inc. (a)	3,944	60,067
Ardelyx, Inc. (a)	3,036	22,497
Arista Networks, Inc. (a)	1,520	532,730
Arlo Technologies, Inc. (a)	1,300	16,952
Armada Hoffler Properties, Inc. REIT	14,438	160,117
ARMOUR Residential REIT, Inc.	1,105	21,415
Array Technologies, Inc. (a)	2,937	30,134
Arrowhead Pharmaceuticals, Inc. (a)	4,135	107,469
Arvinas, Inc. (a)	1,223	32,556
Asana, Inc. Class A (a) (b)	2,806	39,256
Aspen Aerogels, Inc. (a)	1,989	47,438
Astrana Health, Inc. (a)	87	3,529
Astronics Corp. (a)	669	13,400
AT&T, Inc.	79,876	1,526,430
Atkore, Inc.	303	40,884
Atlassian Corp. Class A (a)	996	176,172
Atmus Filtration Technologies, Inc. (a)	2,348	67,575
Aurora Innovation, Inc. (a) (b)	12,830	35,539
Autodesk, Inc. (a)	261	64,584
Automatic Data Processing, Inc.	6,574	1,569,148
Avanos Medical, Inc. (a)	880	17,530
AvePoint, Inc. (a)	7,047	73,430
Avidity Biosciences, Inc. (a)	1,637	66,871
AvidXchange Holdings, Inc. (a)	4,638	55,934

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Avis Budget Group, Inc. (b)	100	$10,452
Axcelis Technologies, Inc. (a)	328	46,638
Axon Enterprise, Inc. (a)	834	245,396
Axonics, Inc. (a)	3,160	212,447
Axos Financial, Inc. (a)	320	18,288
Axsome Therapeutics, Inc. (a) (b)	277	22,298
AZEK Co., Inc. (a)	3,170	133,552
Baker Hughes Co.	5,562	195,616
Bancorp, Inc. (a)	4,756	179,587
Bank of America Corp.	95,307	3,790,359
Bank of New York Mellon Corp.	20,968	1,255,774
Bath & Body Works, Inc.	2,019	78,842
Baxter International, Inc.	13,395	448,063
Beam Therapeutics, Inc. (a) (b)	277	6,490
Beazer Homes USA, Inc. (a)	2,184	60,016
Becton Dickinson & Co.	6,104	1,426,566
BellRing Brands, Inc. (a)	322	18,399
Berkshire Hathaway, Inc. Class B (a)	13,088	5,324,198
Beyond Meat, Inc. (a) (b)	3,903	26,189
Beyond, Inc. (a)	1,293	16,912
BigCommerce Holdings, Inc. (a)	3,189	25,703
Bill Holdings, Inc. (a)	762	40,096
BioCryst Pharmaceuticals, Inc. (a)	6,806	42,061
Biogen, Inc. (a)	3,632	841,970
Biohaven Ltd. (a)	590	20,479
BioLife Solutions, Inc. (a)	2,058	44,103
BJ's Restaurants, Inc. (a)	1,105	38,343
BlackRock, Inc.	745	586,553
Blackstone, Inc.	2,914	360,753
Block, Inc. CDI (a)	1,124	72,191
Block, Inc. (a)	3,221	207,722
Bloom Energy Corp. Class A (a) (b)	3,560	43,574
Blue Bird Corp. (a)	1,209	65,105
BlueLinx Holdings, Inc. (a)	203	18,897
Boeing Co. (a)	5,720	1,041,097
Booking Holdings, Inc.	527	2,087,710
Boot Barn Holdings, Inc. (a)	323	41,644
Boston Beer Co., Inc. Class A (a)	101	30,810
Boston Omaha Corp. Class A (a)	261	3,513
Boston Scientific Corp. (a)	13,860	1,067,359
BP PLC	151,032	907,249
Braze, Inc. Class A (a)	722	28,042
Bridgebio Pharma, Inc. (a)	4,088	103,549
Brighthouse Financial, Inc. (a)	1,754	76,018
BrightSpire Capital, Inc. REIT	43,962	250,583
Bristol-Myers Squibb Co.	20,982	871,382
Broadcom, Inc.	4,558	7,318,006
Builders FirstSource, Inc. (a)	669	92,596
Bumble, Inc. Class A (a)	320	3,363
Burlington Stores, Inc. (a)	100	24,000
C3.ai, Inc. Class A (a)	1,643	47,581
Security Description	Shares	Value
Cabaletta Bio, Inc. (a) (b)	543	$4,062
Cadence Design Systems, Inc. (a)	490	150,797
Caesars Entertainment, Inc. (a)	1,669	66,326
Calix, Inc. (a)	303	10,735
Cantaloupe, Inc. (a)	5,025	33,165
Capital City Bank Group, Inc.	684	19,453
Capital One Financial Corp.	6,892	954,197
Carnival Corp. (a)	6,892	129,018
Carnival PLC (a)	1,650	28,304
Carrier Global Corp.	6,892	434,747
Cars.com, Inc. (a)	2,155	42,453
Carvana Co. (a)	1,137	146,355
Cass Information Systems, Inc.	684	27,408
Cassava Sciences, Inc. (a) (b)	323	3,989
Castle Biosciences, Inc. (a)	971	21,139
Catalyst Pharmaceuticals, Inc. (a)	3,848	59,606
Caterpillar, Inc.	6,574	2,189,799
CECO Environmental Corp. (a)	320	9,232
Celldex Therapeutics, Inc. (a)	2,076	76,833
Celsius Holdings, Inc. (a) (b)	1,887	107,729
Centene Corp. (a)	303	20,089
Centrus Energy Corp. Class A (a)	554	23,683
Century Aluminum Co. (a)	3,814	63,884
Century Communities, Inc.	867	70,799
Cerence, Inc. (a)	989	2,799
Certara, Inc. (a)	1,769	24,501
CEVA, Inc. (a)	241	4,649
CF Industries Holdings, Inc.	2,088	154,763
CH Robinson Worldwide, Inc.	6,892	607,323
ChampionX Corp.	5,810	192,950
ChargePoint Holdings, Inc. (a) (b)	21,883	33,043
Charles Schwab Corp.	18,486	1,362,233
Charter Communications, Inc. Class A (a)	2,243	670,567
Chatham Lodging Trust REIT	9,165	78,086
Chefs' Warehouse, Inc. (a)	356	13,923
Chemours Co.	1,748	39,452
Chevron Corp.	18,394	2,877,189
Chipotle Mexican Grill, Inc. (a)	15,158	949,649
Chord Energy Corp.	1,344	225,362
Chubb Ltd.	7,865	2,006,204
Church & Dwight Co., Inc.	5,737	594,812
Cigna Group	2,028	670,396
Cipher Mining, Inc. (a)	8,596	35,673
Cisco Systems, Inc.	52,554	2,496,841
Citigroup, Inc.	32,454	2,059,531
Citizens Financial Group, Inc.	4,016	144,696
Clean Energy Fuels Corp. (a)	21,183	56,559
Cleanspark, Inc. (a)	6,001	95,716
Clear Channel Outdoor Holdings, Inc. (a) (b)	28,422	40,075
Clear Secure, Inc. Class A	522	9,767
Cleveland-Cliffs, Inc. (a)	1,084	16,683

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Clorox Co.	6,266	$855,121
Cloudflare, Inc. Class A (a)	2,850	236,065
CME Group, Inc.	3,460	680,236
CNH Industrial NV	9,299	93,682
Coastal Financial Corp. (a)	328	15,134
Coca-Cola Co.	39,702	2,527,032
Coeur Mining, Inc. (a)	6,625	37,232
Cognizant Technology Solutions Corp. Class A	13,911	945,948
Coherent Corp. (a)	540	39,128
Coinbase Global, Inc. Class A (a)	1,649	366,457
Colgate-Palmolive Co.	11,573	1,123,044
Collegium Pharmaceutical, Inc. (a)	1,835	59,087
Comcast Corp. Class A	35,393	1,385,990
Community Health Systems, Inc. (a)	10,300	34,608
Community Healthcare Trust, Inc. REIT	8,912	208,452
Compass, Inc. Class A (a)	17,340	62,424
Conagra Brands, Inc.	13,828	392,992
Conduent, Inc. (a)	2,084	6,794
Confluent, Inc. Class A (a) (b)	766	22,620
ConocoPhillips	13,828	1,581,647
CONSOL Energy, Inc. (a)	101	10,305
Constellation Energy Corp.	4,630	927,250
Corning, Inc.	26,463	1,028,088
Corsair Gaming, Inc. (a)	1,012	11,172
Corteva, Inc.	11,016	594,203
CoStar Group, Inc. (a)	423	31,361
Costco Wholesale Corp.	5,647	4,799,894
Coty, Inc. Class A (a)	1,071	10,731
Couchbase, Inc. (a)	2,438	44,518
Covenant Logistics Group, Inc.	203	10,006
CRH PLC	11,179	833,185
Cricut, Inc. Class A	446	2,672
Crocs, Inc. (a)	556	81,143
Crowdstrike Holdings, Inc. Class A (a)	2,174	833,055
CryoPort, Inc. (a)	1,837	12,694
CS Disco, Inc. (a)	1,117	6,657
CSL Ltd.	7,277	1,434,704
CSX Corp.	45,834	1,533,147
Cullinan Therapeutics, Inc. (a)	200	3,488
Cummins, Inc.	6,117	1,693,981
Customers Bancorp, Inc. (a)	220	10,556
CVS Health Corp.	20,084	1,186,161
Cytek Biosciences, Inc. (a)	1,117	6,233
Cytokinetics, Inc. (a)	349	18,909
Dana, Inc.	323	3,915
Danaher Corp.	10,426	2,604,936
Datadog, Inc. Class A (a)	1,786	231,626
Dave & Buster's Entertainment, Inc. (a)	3,067	122,097
Deere & Co.	3,902	1,457,904
Definitive Healthcare Corp. (a)	1,562	8,529
Security Description	Shares	Value
Dell Technologies, Inc. Class C	1,473	$203,141
Denny's Corp. (a)	616	4,374
Designer Brands, Inc. Class A (b)	2,155	14,719
Devon Energy Corp.	3,061	145,091
Dexcom, Inc. (a)	1,885	213,721
DiamondRock Hospitality Co. REIT	4,248	35,896
Digi International, Inc. (a)	423	9,699
Digimarc Corp. (a) (b)	1,315	40,778
Digital Realty Trust, Inc. REIT	323	49,112
DigitalOcean Holdings, Inc. (a)	817	28,391
Dine Brands Global, Inc.	723	26,173
Discover Financial Services	9,730	1,272,781
Diversified Healthcare Trust REIT (b)	6,630	20,222
DNOW, Inc. (a)	794	10,902
DocuSign, Inc. (a)	1,125	60,187
Dollar Tree, Inc. (a)	5,141	548,905
DoorDash, Inc. Class A (a)	1,723	187,428
Dow, Inc.	11,185	593,364
Doximity, Inc. Class A (a)	1,291	36,109
DR Horton, Inc.	100	14,093
DraftKings, Inc. Class A (a)	4,369	166,765
Dream Finders Homes, Inc. Class A (a) (b)	769	19,856
Ducommun, Inc. (a)	446	25,895
Duke Energy Corp.	7,555	757,238
Duolingo, Inc. (a)	100	20,867
DuPont de Nemours, Inc.	8,067	649,313
Dutch Bros, Inc. Class A (a)	256	10,598
DXC Technology Co. (a)	2,279	43,506
Dynatrace, Inc. (a)	815	36,463
Dynavax Technologies Corp. (a)	8,350	93,770
Dyne Therapeutics, Inc. (a)	4,285	151,218
Dynex Capital, Inc. REIT	22,511	268,781
Easterly Government Properties, Inc. REIT	39,074	483,345
Eaton Corp. PLC	5,545	1,738,635
eBay, Inc.	14,088	756,807
Ecolab, Inc.	4,744	1,129,072
Edison International	11,975	859,925
Editas Medicine, Inc. (a)	844	3,941
Elanco Animal Health, Inc. (a)	2,904	41,905
Elastic NV (a)	321	36,565
Electronic Arts, Inc.	261	36,365
Elevance Health, Inc.	3,579	1,939,317
elf Beauty, Inc. (a)	228	48,044
Eli Lilly & Co.	7,907	7,158,840
Ellington Financial, Inc. REIT (b)	5,043	60,919
Embecta Corp.	1,240	15,500
Emerson Electric Co.	13,828	1,523,292
Encore Wire Corp.	100	28,983
Energy Fuels, Inc. (a) (b)	2,132	12,916
EnerSys	809	83,748
Enfusion, Inc. Class A (a)	3,233	27,545

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Enliven Therapeutics, Inc. (a)	345	$8,063
Enova International, Inc. (a)	203	12,637
Enovix Corp. (a) (b)	3,829	59,196
Enphase Energy, Inc. (a)	1,034	103,100
Enviri Corp. (a)	1,761	15,197
EOG Resources, Inc.	10,038	1,263,483
EPAM Systems, Inc. (a)	437	82,204
EQT Corp.	884	32,690
Equinix, Inc. REIT	423	320,042
Equity Residential REIT	6,892	477,891
Essential Properties Realty Trust, Inc. REIT	3,451	95,627
Estee Lauder Cos., Inc. Class A	5,848	622,227
Etsy, Inc. (a)	528	31,141
Eventbrite, Inc. Class A (a)	4,883	23,634
Everbridge, Inc. (a)	2,025	70,855
Everi Holdings, Inc. (a)	2,805	23,562
Evolent Health, Inc. Class A (a)	1,773	33,900
Evolv Technologies Holdings, Inc. (a) (b)	10,827	27,609
Exact Sciences Corp. (a)	1,242	52,474
Exelon Corp.	13,828	478,587
eXp World Holdings, Inc. (b)	3,551	40,073
Expedia Group, Inc. (a)	512	64,507
Experian PLC	25,723	1,198,556
Expro Group Holdings NV (a)	819	18,771
Extreme Networks, Inc. (a)	2,427	32,643
Exxon Mobil Corp.	48,257	5,555,346
Fair Isaac Corp. (a)	100	148,866
Fastenal Co.	13,928	875,236
Fastly, Inc. Class A (a)	2,692	19,840
FB Financial Corp.	1,134	44,260
FedEx Corp.	5,220	1,565,165
Ferguson PLC	5,558	1,070,390
Fidelity National Information Services, Inc.	1,044	78,676
Figs, Inc. Class A (a)	951	5,069
First Solar, Inc. (a)	684	154,215
FirstEnergy Corp.	13,828	529,198
Fiserv, Inc. (a)	1,910	284,666
Five Star Bancorp	203	4,801
Five9, Inc. (a)	543	23,946
Fiverr International Ltd. (a) (b)	583	13,660
Fluence Energy, Inc. (a) (b)	2,022	35,061
Flywire Corp. (a)	2,101	34,435
Ford Motor Co.	54,187	679,505
Fortinet, Inc. (a)	2,610	157,305
Fortive Corp.	6,775	502,027
Fox Corp. Class A	9,829	337,823
Franklin BSP Realty Trust, Inc. REIT	867	10,924
Franklin Covey Co. (a)	546	20,748
Franklin Resources, Inc.	19,688	440,027
Freeport-McMoRan, Inc.	8,055	391,473
Freshworks, Inc. Class A (a)	1,562	19,822
Security Description	Shares	Value
Frontier Group Holdings, Inc. (a) (b)	2,327	$11,472
FTAI Aviation Ltd.	884	91,255
fuboTV, Inc. (a) (b)	8,174	10,136
FuelCell Energy, Inc. (a) (b)	34,006	21,723
Fulgent Genetics, Inc. (a)	261	5,121
GameStop Corp. Class A (a)	2,064	50,960
GCI Liberty, Inc. (a) (d)	1,328	—
GE HealthCare Technologies, Inc.	2,292	178,593
GE Vernova, Inc. (a)	1,707	292,768
Genco Shipping & Trading Ltd.	1,112	23,697
Generac Holdings, Inc. (a)	324	42,839
General Dynamics Corp.	6,574	1,907,380
General Electric Co.	6,825	1,084,970
General Mills, Inc.	6,892	435,988
General Motors Co.	13,828	642,449
Gentherm, Inc. (a)	223	10,998
Geron Corp. (a)	21,186	89,829
Gibraltar Industries, Inc. (a)	546	37,428
Gilead Sciences, Inc.	17,792	1,220,709
Ginkgo Bioworks Holdings, Inc. (a)	102,487	34,261
Gitlab, Inc. Class A (a)	890	44,251
Gladstone Commercial Corp. REIT	25,113	358,363
Gladstone Land Corp. REIT	709	9,706
Glaukos Corp. (a)	101	11,953
Global Medical REIT, Inc.	12,261	111,330
Global Payments, Inc.	362	35,005
Globalstar, Inc. (a) (b)	55,224	61,851
GMS, Inc. (a)	887	71,501
Gogo, Inc. (a)	1,012	9,735
Goldman Sachs Group, Inc.	5,393	2,439,362
GoodRx Holdings, Inc. Class A (a) (b)	3,899	30,412
GRAIL, Inc. (a) (b)	127	1,957
Green Brick Partners, Inc. (a)	1,660	95,018
Green Dot Corp. Class A (a)	546	5,160
Grid Dynamics Holdings, Inc. (a)	2,898	30,458
Groupon, Inc. (a)	640	9,792
GSK PLC	34,669	670,304
Guardant Health, Inc. (a)	560	16,173
GXO Logistics, Inc. (a)	423	21,362
H&E Equipment Services, Inc.	709	31,317
Haemonetics Corp. (a)	101	8,356
Haleon PLC	43,347	176,768
Halliburton Co.	13,828	467,110
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	2,042	60,443
Harley-Davidson, Inc.	203	6,809
HashiCorp, Inc. Class A (a)	955	32,174
Haynes International, Inc.	223	13,090
Hayward Holdings, Inc. (a)	992	12,202
HCA Healthcare, Inc.	606	194,696

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Healthpeak Properties, Inc. REIT	18,839	$369,244
HealthStream, Inc.	2,808	78,343
Hecla Mining Co.	2,804	13,599
Heidrick & Struggles International, Inc.	869	27,443
Herc Holdings, Inc.	100	13,329
Hershey Co.	5,680	1,044,154
Hess Corp.	6,892	1,016,708
Hewlett Packard Enterprise Co.	27,768	587,849
Hibbett, Inc.	100	8,721
Hims & Hers Health, Inc. (a)	10,831	218,678
Holcim AG	5,034	446,035
Home Depot, Inc.	11,815	4,067,196
Honeywell International, Inc.	8,026	1,713,872
Host Hotels & Resorts, Inc. REIT	1,518	27,294
Hovnanian Enterprises, Inc. Class A (a)	1,092	154,977
HP, Inc.	25,650	898,263
HubSpot, Inc. (a)	261	153,935
Huron Consulting Group, Inc. (a)	101	9,949
I3 Verticals, Inc. Class A (a)	884	19,519
Ichor Holdings Ltd. (a)	257	9,907
Ideaya Biosciences, Inc. (a)	1,839	64,567
IDEXX Laboratories, Inc. (a)	100	48,720
IDT Corp. Class B	303	10,884
Illinois Tool Works, Inc.	4,289	1,016,321
Illumina, Inc. (a)	767	80,059
ImmunityBio, Inc. (a) (b)	6,577	41,567
Immunovant, Inc. (a)	1,839	48,550
Inari Medical, Inc. (a)	261	12,567
Ingersoll Rand, Inc.	10,612	963,994
Inhibrx Biosciences, Inc. (a)	735	10,415
Inmode Ltd. (a) (b)	3,978	72,559
Innovative Industrial Properties, Inc. REIT	1,480	161,646
Inspire Medical Systems, Inc. (a)	614	82,172
Installed Building Products, Inc.	43	8,844
Insteel Industries, Inc.	992	30,712
Insulet Corp. (a)	101	20,382
Intapp, Inc. (a)	1,566	57,425
Integral Ad Science Holding Corp. (a)	1,538	14,949
Intel Corp.	47,843	1,481,698
Intellia Therapeutics, Inc. (a)	1,222	27,348
International Business Machines Corp.	11,205	1,937,905
International Flavors & Fragrances, Inc.	2,055	195,657
International Money Express, Inc. (a)	5,556	115,787
International Seaways, Inc.	562	33,231
Intra-Cellular Therapies, Inc. (a)	2,630	180,129
Intuit, Inc.	4,641	3,050,112
Intuitive Surgical, Inc. (a)	1,766	785,605
Security Description	Shares	Value
IonQ, Inc. (a) (b)	2,575	$18,102
iRhythm Technologies, Inc. (a)	101	10,872
Itron, Inc. (a)	446	44,136
J M Smucker Co.	5,427	591,760
James Hardie Industries PLC CDI (a)	695	21,955
Jamf Holding Corp. (a)	101	1,667
Janus International Group, Inc. (a) (b)	4,391	55,458
JELD-WEN Holding, Inc. (a)	2,953	39,777
Joby Aviation, Inc. (a) (b)	320	1,632
Johnson & Johnson	21,486	3,140,394
Johnson Controls International PLC	18,344	1,219,326
JPMorgan Chase & Co.	32,625	6,598,732
Juniper Networks, Inc.	13,828	504,169
Kellanova	6,892	397,531
Kenvue, Inc.	12,773	232,213
Keysight Technologies, Inc. (a)	6,890	942,207
Kimball Electronics, Inc. (a)	223	4,902
Kimberly-Clark Corp.	6,892	952,474
Kimco Realty Corp. REIT	1,097	21,348
Kinder Morgan, Inc.	10,224	203,151
Kirby Corp. (a)	809	96,862
KKR Real Estate Finance Trust, Inc. REIT	3,349	30,308
KLA Corp.	573	472,444
Kohl's Corp.	5,541	127,388
Koppers Holdings, Inc.	1,295	47,902
Kraft Heinz Co.	797	25,679
Krystal Biotech, Inc. (a)	2	367
Kura Sushi USA, Inc. Class A (a)	100	6,309
Kymera Therapeutics, Inc. (a)	1,028	30,686
Kyndryl Holdings, Inc. (a)	2,262	59,513
Lam Research Corp.	727	774,146
Lamb Weston Holdings, Inc.	4,658	391,645
Lantheus Holdings, Inc. (a)	2,809	225,535
Las Vegas Sands Corp.	6,892	304,971
Lattice Semiconductor Corp. (a)	101	5,857
Legacy Housing Corp. (a)	1,538	35,282
Legalzoom.com, Inc. (a)	3,064	25,707
Leidos Holdings, Inc.	1,753	255,728
Lemonade, Inc. (a) (b)	613	10,115
LGI Homes, Inc. (a)	43	3,848
Liberty Broadband Corp. Class C (a)	1,014	55,587
Light & Wonder, Inc. (a)	2,355	246,992
Lightwave Logic, Inc. (a) (b)	3,894	11,643
Lindblad Expeditions Holdings, Inc. (a)	5,288	51,029
Linde PLC (f)	5,481	2,405,118
Linde PLC (f)	604	265,667
Live Oak Bancshares, Inc.	1,415	49,610
LiveRamp Holdings, Inc. (a)	1,315	40,686
Lockheed Martin Corp.	3,948	1,844,111
Lowe's Cos., Inc.	9,714	2,141,548

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Lucid Group, Inc. (a) (b)	5,822	$15,195
Lululemon Athletica, Inc. (a)	534	159,506
Lumen Technologies, Inc. (a) (b)	4,680	5,148
Luminar Technologies, Inc. (a) (b)	10,873	16,201
Lyft, Inc. Class A (a)	2,085	29,398
LyondellBasell Industries NV Class A	6,791	649,627
M&T Bank Corp.	5,318	804,932
M/I Homes, Inc. (a)	625	76,337
Macy's, Inc.	2,908	55,834
Madrigal Pharmaceuticals, Inc. (a) (b)	277	77,604
Magnite, Inc. (a)	4,516	60,018
Manitowoc Co., Inc. (a)	1,984	22,876
Marathon Digital Holdings, Inc. (a) (b)	4,180	82,973
Marathon Oil Corp.	20,755	595,046
Marathon Petroleum Corp.	8,879	1,540,329
Maravai LifeSciences Holdings, Inc. Class A (a)	783	5,606
Marqeta, Inc. Class A (a)	2,847	15,602
Marsh & McLennan Cos., Inc.	6,601	1,390,963
Marvell Technology, Inc.	4,959	346,634
Mastercard, Inc. Class A	7,041	3,106,208
Matador Resources Co.	2,156	128,498
Match Group, Inc. (a)	783	23,788
Matson, Inc.	709	92,858
Mattel, Inc. (a)	445	7,236
Matterport, Inc. (a)	22,527	100,696
MaxCyte, Inc. (a)	5,382	21,097
MaxLinear, Inc. (a)	362	7,291
McCormick & Co., Inc.	12,023	852,912
McDonald's Corp.	6,574	1,675,318
McKesson Corp.	3,432	2,004,425
MediaAlpha, Inc. Class A (a)	471	6,203
Medtronic PLC	22,324	1,757,122
Merchants Bancorp	1,795	72,769
Merck & Co., Inc.	27,610	3,418,118
MeridianLink, Inc. (a)	200	4,272
Meta Platforms, Inc. Class A	22,093	11,139,732
MetLife, Inc.	20,528	1,440,860
Metropolitan Bank Holding Corp. (a)	100	4,209
MGP Ingredients, Inc. (b)	77	5,729
Micron Technology, Inc.	5,847	769,056
Microsoft Corp.	68,241	30,500,315
MicroStrategy, Inc. Class A (a) (b)	100	137,748
MiMedx Group, Inc. (a)	1,305	9,044
Mitek Systems, Inc. (a) (b)	4,774	53,373
Moderna, Inc. (a)	3,101	368,244
Modine Manufacturing Co. (a)	3,389	339,544
Monarch Casino & Resort, Inc.	844	57,502
Monday.com Ltd. (a)	279	67,172
Mondelez International, Inc. Class A	6,892	451,012
Security Description	Shares	Value
MongoDB, Inc. (a)	629	$157,225
Monolithic Power Systems, Inc.	305	250,612
Montauk Renewables, Inc. (a)	3,124	17,807
Montrose Environmental Group, Inc. (a)	887	39,525
Morgan Stanley	19,972	1,941,079
Morphic Holding, Inc. (a)	100	3,407
Mosaic Co.	6,335	183,081
MP Materials Corp. (a) (b)	101	1,286
MRC Global, Inc. (a)	6,110	78,880
Multiplan Corp. (a)	3,401	1,321
N-able, Inc. (a)	623	9,488
Napco Security Technologies, Inc.	784	40,729
Natera, Inc. (a)	168	18,193
National Beverage Corp.	362	18,549
National Vision Holdings, Inc. (a)	506	6,624
Navitas Semiconductor Corp. (a)	4,914	19,312
nCino, Inc. (a)	277	8,712
Neogen Corp. (a)	1,111	17,365
NeoGenomics, Inc. (a)	2,588	35,896
Nestle SA	25,789	2,632,280
NetApp, Inc.	6,892	887,690
Netflix, Inc. (a)	3,832	2,586,140
Newmont Corp.	6,892	288,568
Newmont Corp. CDI	4,409	186,891
News Corp. Class A	3,612	99,583
NexPoint Residential Trust, Inc. REIT	12,862	508,178
NextDecade Corp. (a)	2,284	18,135
Nextdoor Holdings, Inc. (a)	3,569	9,922
NextEra Energy, Inc.	27,718	1,962,712
NEXTracker, Inc. Class A (a)	1,020	47,818
NIKE, Inc. Class B	20,283	1,528,730
Nikola Corp. (a)	547	4,479
nLight, Inc. (a)	4,201	45,917
NMI Holdings, Inc. Class A (a)	269	9,157
Norfolk Southern Corp.	5,413	1,162,117
Northrop Grumman Corp.	2,808	1,224,148
Norwegian Cruise Line Holdings Ltd. (a)	1,380	25,930
NOV, Inc.	3,061	58,190
Novavax, Inc. (a)	2,819	35,689
Novocure Ltd. (a)	1,129	19,340
Nucor Corp.	884	139,743
Nuvalent, Inc. Class A (a)	328	24,882
nVent Electric PLC	515	39,454
NVIDIA Corp.	236,255	29,186,943
Occidental Petroleum Corp.	8,212	517,602
Oceaneering International, Inc. (a)	5,141	121,636
Okta, Inc. (a)	1,030	96,418
Old Dominion Freight Line, Inc.	203	35,850
Olema Pharmaceuticals, Inc. (a)	220	2,380
Olo, Inc. Class A (a)	1,117	4,937

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Olympic Steel, Inc.	100	$4,483
ON Semiconductor Corp. (a)	1,667	114,273
OneSpan, Inc. (a)	730	9,359
Open Lending Corp. Class A (a)	1,394	7,779
Opendoor Technologies, Inc. (a) (b)	13,899	25,574
Oracle Corp.	20,720	2,925,664
OraSure Technologies, Inc. (a)	2,907	12,384
O'Reilly Automotive, Inc. (a)	1,527	1,612,604
Organon & Co.	2,448	50,674
Ormat Technologies, Inc.	1,315	94,285
Oscar Health, Inc. Class A (a)	1,562	24,711
Otis Worldwide Corp.	3,451	332,193
Ovintiv, Inc.	101	4,734
Owens & Minor, Inc. (a)	3,872	52,272
Pacific Biosciences of California, Inc. (a) (b)	6,640	9,097
PagerDuty, Inc. (a)	323	7,406
Palantir Technologies, Inc. Class A (a)	16,384	415,007
Palo Alto Networks, Inc. (a)	2,409	816,675
Palomar Holdings, Inc. (a)	1,219	98,922
Par Pacific Holdings, Inc. (a)	360	9,090
PAR Technology Corp. (a) (b)	544	25,617
Paragon 28, Inc. (a) (b)	554	3,789
Paramount Global Class B	13,422	139,455
Parker-Hannifin Corp.	2,077	1,050,567
Pathward Financial, Inc.	947	53,572
Patterson-UTI Energy, Inc.	6,269	64,947
Paymentus Holdings, Inc. Class A (a)	2,823	53,637
Payoneer Global, Inc. (a)	3,690	20,443
PayPal Holdings, Inc. (a)	14,700	853,041
PBF Energy, Inc. Class A	2,665	122,643
PDF Solutions, Inc. (a)	328	11,933
Peabody Energy Corp.	1,918	42,426
Peakstone Realty Trust REIT	323	3,424
Peapack-Gladstone Financial Corp.	1,215	27,520
Peloton Interactive, Inc. Class A (a) (b)	6,803	22,994
Penn Entertainment, Inc. (a) (b) (f)	782	15,136
Penn Entertainment, Inc. (a) (f)	76	1,471
Pennant Group, Inc. (a)	1,928	44,710
PennyMac Financial Services, Inc.	269	25,447
Pentair PLC	515	39,485
Penumbra, Inc. (a)	303	54,531
PepsiCo, Inc.	13,778	2,272,406
PetIQ, Inc. (a)	1,200	26,472
Pfizer, Inc.	59,464	1,663,803
PG&E Corp.	1,406	24,549
Phathom Pharmaceuticals, Inc. (a) (b)	2,265	23,329
Philip Morris International, Inc.	13,828	1,401,191
Phillips 66	3,424	483,366
Security Description	Shares	Value
Photronics, Inc. (a)	1,530	$37,745
Phreesia, Inc. (a)	3,144	66,653
Pinterest, Inc. Class A (a)	4,159	183,287
Planet Labs PBC (a) (b)	10,185	18,944
Plug Power, Inc. (a) (b)	10,879	25,348
PNC Financial Services Group, Inc.	6,892	1,071,568
PotlatchDeltic Corp. REIT	1,239	48,804
Powell Industries, Inc.	446	63,956
PPL Corp.	20,755	573,876
Preformed Line Products Co.	223	27,772
Premier Financial Corp.	269	5,504
Privia Health Group, Inc. (a)	261	4,536
PROCEPT BioRobotics Corp. (a)	445	27,185
Procter & Gamble Co.	24,250	3,999,310
PROG Holdings, Inc.	669	23,201
Progressive Corp.	5,650	1,173,561
Prologis, Inc. REIT	16,809	1,887,819
PROS Holdings, Inc. (a)	623	17,849
Protagonist Therapeutics, Inc. (a)	784	27,166
Prudential Financial, Inc.	10,386	1,217,135
PTC Therapeutics, Inc. (a)	1,731	52,934
Public Service Enterprise Group, Inc.	13,828	1,019,124
Public Storage REIT	5,602	1,611,415
PubMatic, Inc. Class A (a)	765	15,537
PureCycle Technologies, Inc. (a) (b)	4,224	25,006
Q2 Holdings, Inc. (a)	2,323	140,147
QUALCOMM, Inc.	13,966	2,781,748
Quanex Building Products Corp.	769	21,263
Quanterix Corp. (a)	874	11,546
QuantumScape Corp. (a) (b)	7,015	34,514
QuidelOrtho Corp. (a)	101	3,355
QuinStreet, Inc. (a)	1,222	20,273
Radius Health, Inc. (a)	3,672	294
RadNet, Inc. (a)	1,112	65,519
Ramaco Resources, Inc. Class A	1,562	19,447
Range Resources Corp.	522	17,503
Ranpak Holdings Corp. (a)	7,600	48,868
REC Silicon ASA (a)	24,015	15,743
Recursion Pharmaceuticals, Inc. Class A (a) (b)	4,200	31,500
Redfin Corp. (a) (b)	6,354	38,188
Regency Centers Corp. REIT	570	35,454
Regeneron Pharmaceuticals, Inc. (a)	1,021	1,073,102
REGENXBIO, Inc. (a)	247	2,890
Remitly Global, Inc. (a)	3,290	39,875
Repay Holdings Corp. (a)	4,140	43,718
Repligen Corp. (a)	245	30,885
Resideo Technologies, Inc. (a)	1,339	26,191
Retail Opportunity Investments Corp. REIT	57,082	709,529

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Revance Therapeutics, Inc. (a) (b)	3,962	$10,182
REVOLUTION Medicines, Inc. (a)	492	19,095
Revolve Group, Inc. (a) (b)	2,844	45,248
Rhythm Pharmaceuticals, Inc. (a)	2,140	87,868
Riley Exploration Permian, Inc.	100	2,831
RingCentral, Inc. Class A (a)	884	24,929
Riot Platforms, Inc. (a) (b)	5,269	48,159
Rivian Automotive, Inc. Class A (a) (b)	8,195	109,977
RLJ Lodging Trust REIT	3,339	32,155
ROBLOX Corp. Class A (a)	3,153	117,323
Roche Holding AG	6,776	1,881,384
Rocket Cos., Inc. Class A (a)	1,315	18,016
Rocket Lab USA, Inc. (a)	9,362	44,938
Rocket Pharmaceuticals, Inc. (a)	1,815	39,077
Roivant Sciences Ltd. (a) (b)	3,401	35,949
Roku, Inc. (a)	1,049	62,867
Ross Stores, Inc.	10,506	1,526,732
Royal Caribbean Cruises Ltd. (a)	1,280	204,070
RTX Corp.	23,231	2,332,160
RxSight, Inc. (a)	245	14,742
S&P Global, Inc.	3,956	1,764,376
Sabre Corp. (a)	4,141	11,056
Safehold, Inc. REIT	1,480	28,549
Salesforce, Inc.	12,754	3,279,053
Sana Biotechnology, Inc. (a)	1,566	8,550
Sanofi SA	9,956	959,691
Sarepta Therapeutics, Inc. (a)	526	83,108
Schlumberger NV	14,079	664,247
Schneider Electric SE	7,076	1,701,025
Scholar Rock Holding Corp. (a) (b)	4,644	38,685
Schrodinger, Inc. (a)	1,303	25,200
Seagate Technology Holdings PLC	5,502	568,192
Select Water Solutions, Inc.	17,016	182,071
SEMrush Holdings, Inc. Class A (a)	4,858	65,049
SentinelOne, Inc. Class A (a)	590	12,420
Seritage Growth Properties Class A (a)	51	238
Service Properties Trust REIT	2,249	11,560
ServiceNow, Inc. (a)	1,319	1,037,618
Shell PLC	70,634	2,530,433
Shenandoah Telecommunications Co.	303	4,948
Sherwin-Williams Co.	737	219,943
Shift4 Payments, Inc. Class A (a) (b)	834	61,174
Shoals Technologies Group, Inc. Class A (a)	2,000	12,480
SI-BONE, Inc. (a)	1,062	13,732
SIGA Technologies, Inc.	2,804	21,282
Security Description	Shares	Value
Simon Property Group, Inc. REIT	6,892	$1,046,206
Simulations Plus, Inc.	1,105	53,725
Sinch AB (a) (c)	3,728	9,047
SiteOne Landscape Supply, Inc. (a)	223	27,074
SiTime Corp. (a)	101	12,562
Skyline Champion Corp. (a)	1,629	110,365
SM Energy Co.	261	11,283
SmartRent, Inc. (a)	8,521	20,365
Smartsheet, Inc. Class A (a)	971	42,802
Smith & Wesson Brands, Inc.	623	8,934
Snap, Inc. Class A (a)	8,964	148,892
Snowflake, Inc. Class A (a)	2,279	307,870
SoFi Technologies, Inc. (a) (b)	9,139	60,409
SolarEdge Technologies, Inc. (a)	304	7,679
Solventum Corp. (a)	1,689	89,314
Sonos, Inc. (a)	2,730	40,295
Sotera Health Co. (a)	709	8,416
SoundHound AI, Inc. Class A (a) (b)	2,160	8,532
Southern Co.	6,892	534,612
Spirit AeroSystems Holdings, Inc. Class A (a)	989	32,508
Sprinklr, Inc. Class A (a)	1,224	11,775
Sprout Social, Inc. Class A (a) (b)	1,028	36,679
Squarespace, Inc. Class A (a)	445	19,415
STAAR Surgical Co. (a)	472	22,472
Standard BioTools, Inc. (a)	10,718	18,971
Starbucks Corp.	19,519	1,519,554
State Street Corp. (g)	6,892	510,008
Stellantis NV	29,075	575,546
Stryker Corp.	4,429	1,506,967
Summit Hotel Properties, Inc. REIT	3,559	21,318
Sun Country Airlines Holdings, Inc. (a)	361	4,534
Sunnova Energy International, Inc. (a) (b)	2,445	13,643
SunPower Corp. (a) (b)	7,527	22,280
Sunrun, Inc. (a) (b)	2,688	31,880
Super Micro Computer, Inc. (a)	450	368,707
Surgery Partners, Inc. (a)	303	7,208
Swiss Re AG	6,525	809,634
Synchrony Financial	7,688	362,797
Syndax Pharmaceuticals, Inc. (a)	1,285	26,381
Synopsys, Inc. (a)	695	413,567
Sysco Corp.	13,828	987,181
Take-Two Interactive Software, Inc. (a)	168	26,122
Tandem Diabetes Care, Inc. (a)	614	24,738
Tango Therapeutics, Inc. (a)	2,438	20,918
Tapestry, Inc.	6,607	282,714
Target Corp.	6,892	1,020,292
Target Hospitality Corp. (a)	261	2,273

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
TE Connectivity Ltd.	9,101	$1,369,063
TechTarget, Inc. (a)	5,752	179,290
Teladoc Health, Inc. (a)	3,666	35,853
Tellurian, Inc. (a) (b)	7,644	5,294
Tesla, Inc. (a)	26,425	5,228,979
Texas Instruments, Inc.	16,453	3,200,602
TG Therapeutics, Inc. (a)	4,360	77,564
Thermo Fisher Scientific, Inc.	6,249	3,455,697
Thermon Group Holdings, Inc. (a)	2,668	82,068
Thor Industries, Inc.	100	9,345
Titan Machinery, Inc. (a)	1,112	17,681
TJX Cos., Inc.	24,737	2,723,544
T-Mobile U.S., Inc.	2,401	423,008
Toast, Inc. Class A (a)	3,365	86,716
Trade Desk, Inc. Class A (a)	3,763	367,532
Trane Technologies PLC	3,988	1,311,773
Transcat, Inc. (a)	223	26,689
TransMedics Group, Inc. (a)	2,189	329,707
Transocean Ltd. (a) (b)	2,119	11,337
Travelers Cos., Inc.	6,892	1,401,419
Treace Medical Concepts, Inc. (a)	967	6,431
Trex Co., Inc. (a)	1,089	80,717
Triumph Financial, Inc. (a)	811	66,299
Triumph Group, Inc. (a)	3,962	61,054
Trupanion, Inc. (a)	245	7,203
Turning Point Brands, Inc.	101	3,241
Twilio, Inc. Class A (a)	1,101	62,548
Twist Bioscience Corp. (a)	1,840	90,675
Tyson Foods, Inc. Class A	10,653	608,712
U.S. Bancorp	20,982	832,985
U.S. Lime & Minerals, Inc.	100	36,418
Uber Technologies, Inc. (a)	14,885	1,081,842
UiPath, Inc. Class A (a)	2,870	36,392
Ultra Clean Holdings, Inc. (a)	362	17,738
UMH Properties, Inc. REIT	39,642	633,876
Union Pacific Corp.	9,191	2,079,556
United Parcel Service, Inc. Class B	6,892	943,170
United Rentals, Inc.	205	132,580
UnitedHealth Group, Inc.	9,692	4,935,748
Uniti Group, Inc. REIT	640	1,869
Unity Software, Inc. (a)	2,973	48,341
Universal Corp.	247	11,903
Universal Logistics Holdings, Inc.	1,415	57,435
Upstart Holdings, Inc. (a) (b)	1,404	33,120
Upwork, Inc. (a)	2,577	27,703
Uranium Energy Corp. (a)	3,757	22,580
UWM Holdings Corp. (b)	3,236	22,425
Valero Energy Corp.	6,831	1,070,828
Varonis Systems, Inc. (a)	540	25,904
Vaxcyte, Inc. (a)	203	15,329
Vector Group Ltd.	40,881	432,112
Veeva Systems, Inc. Class A (a)	625	114,381
Security Description	Shares	Value
Veracyte, Inc. (a)	502	$10,878
Veralto Corp.	3,588	342,546
Veris Residential, Inc. REIT	303	4,545
Verizon Communications, Inc.	27,859	1,148,905
Vertex Pharmaceuticals, Inc. (a)	1,312	614,961
Vertex, Inc. Class A (a)	2,598	93,658
Vertiv Holdings Co. Class A	4,666	403,936
Verve Therapeutics, Inc. (a) (b)	1,086	5,300
Viad Corp. (a)	771	26,214
Viatris, Inc.	8,713	92,619
Vicor Corp. (a)	1,069	35,448
Victoria's Secret & Co. (a)	692	12,228
Viking Therapeutics, Inc. (a)	784	41,560
Vimeo, Inc. (a)	8,417	31,395
Vir Biotechnology, Inc. (a)	779	6,933
Viridian Therapeutics, Inc. (a)	1,562	20,322
Visa, Inc. Class A	18,992	4,984,830
Vishay Precision Group, Inc. (a)	1,215	36,985
Vista Outdoor, Inc. (a)	1,768	66,565
Vita Coco Co., Inc. (a) (b)	1,012	28,184
Vital Energy, Inc. (a)	481	21,558
Vital Farms, Inc. (a)	1,064	49,763
Vizio Holding Corp. Class A (a)	1,638	17,690
Vontier Corp.	2,682	102,452
Walgreens Boots Alliance, Inc. (b)	13,828	167,250
Walmart, Inc.	41,329	2,798,387
Walt Disney Co.	21,964	2,180,806
Warby Parker, Inc. Class A (a)	1,509	24,235
Warner Bros Discovery, Inc. (a)	19,863	147,781
Waste Management, Inc.	8,648	1,844,964
Wayfair, Inc. Class A (a) (b)	1,066	56,210
Weave Communications, Inc. (a)	3,155	28,458
Wells Fargo & Co.	49,589	2,945,091
Western Digital Corp. (a)	8,619	653,062
Whitestone REIT	3,299	43,910
Williams Cos., Inc.	12,581	534,692
Winnebago Industries, Inc.	323	17,507
WK Kellogg Co.	1,733	28,525
Wolfspeed, Inc. (a) (b)	362	8,239
Workday, Inc. Class A (a)	795	177,730
World Acceptance Corp. (a)	323	39,916
Xenia Hotels & Resorts, Inc. REIT	709	10,160
XPO, Inc. (a)	506	53,712
Xponential Fitness, Inc. Class A (a)	623	9,719
YETI Holdings, Inc. (a)	1,518	57,912
Yext, Inc. (a) (b)	3,556	19,025
Yum! Brands, Inc.	6,892	912,914
Zentalis Pharmaceuticals, Inc. (a)	277	1,133
Zeta Global Holdings Corp. Class A (a)	3,402	60,045
Zillow Group, Inc. Class C (a)	1,130	52,421
Zoetis, Inc.	4,474	775,613

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Zoom Video Communications, Inc. Class A (a)	2,063	$122,109
ZoomInfo Technologies, Inc. (a)	1,827	23,331
Zscaler, Inc. (a)	877	168,551
Zuora, Inc. Class A (a)	863	8,570
		517,789,470
ZAMBIA — 0.0% (e)
First Quantum Minerals Ltd. (b)	5,673	74,501
TOTAL COMMON STOCKS (Cost $678,334,198)		793,427,425

RIGHTS — 0.0% (e)
CHILE — 0.0% (e)
Plaza SA (expiring 07/27/24) (a)	660	21
CHINA — 0.0% (e)
MMG Ltd. (expiring 07/05/24) (a)	14,400	636
SOUTH KOREA — 0.0% (e)
Hana Micron, Inc. (expiring 07/30/24) (a)	35	50
UNITED STATES — 0.0% (e)
Inhibrx, Inc. (expiring 12/31/49) (a)	2,929	1,904
TOTAL RIGHTS (Cost $1,904)		2,611
WARRANTS — 0.0% (e)
AUSTRALIA — 0.0%
PointsBet Holdings Ltd. (expiring 07/08/24) (a) (b)	439	—
THAILAND — 0.0% (e)
RS PCL (expiring 01/16/26) (a)	20,496	2,848
TOTAL WARRANTS (Cost $0)		2,848
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (h) (i)	2,139,776	2,140,418
State Street Navigator Securities Lending Portfolio II (g) (j)	16,652,369	16,652,369
TOTAL SHORT-TERM INVESTMENTS (Cost $18,792,640)		18,792,787
TOTAL INVESTMENTS — 101.7% (Cost $697,128,742)		812,225,671
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(13,772,917)
NET ASSETS — 100.0%		$798,452,754

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $20,194, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2024.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	9	09/20/2024	$2,472,633	$2,484,675	$12,042
E-mini MSCI Emerging Markets Index (long)	10	09/20/2024	541,709	544,100	2,391
MSCI EAFE Index (long)	9	09/20/2024	1,053,982	1,054,440	458
E-mini Russell 2000 Index (long)	3	09/20/2024	307,309	309,750	2,441
S&P/TSX 60 Index (long)	1	09/19/2024	190,107	191,544	1,437
					$18,769

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$792,143,598	$1,263,633	$20,194	$793,427,425
Rights	636	1,975	—	2,611
Warrants	2,848	0(a)	—	2,848
Short-Term Investments	18,792,787	—	—	18,792,787
TOTAL INVESTMENTS	$810,939,869	$1,265,608	$20,194	$812,225,671
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$15,870	$—	$—	$15,870
Futures Contracts - Unrealized Appreciation	2,899	—	—	2,899
TOTAL OTHER FINANCIAL INSTRUMENTS:	$18,769	$—	$—	$18,769
(a)	Fund held a Level 2 security that was valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	6,372	$426,669	$42,568	$3,627	$121	$44,277	6,892	$510,008	$9,134
State Street Institutional Liquid Reserves Fund, Premier Class	1,277,492	1,277,748	24,285,525	23,423,108	88	165	2,139,776	2,140,418	63,736
State Street Navigator Securities Lending Portfolio II	18,339,479	18,339,479	65,549,535	67,236,645	—	—	16,652,369	16,652,369	128,534
Total		$20,043,896	$89,877,628	$90,663,380	$209	$44,442		$19,302,795	$201,404
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.3%
ANZ Group Holdings Ltd.	7,720	$145,600
ASX Ltd. (a)	353	14,145
Cochlear Ltd.	113	25,066
Commonwealth Bank of Australia (a)	2,260	192,260
Dexus REIT (a)	24,177	104,630
Goodman Group REIT	10,133	235,165
GPT Group REIT (a)	10,365	27,689
Macquarie Group Ltd.	290	39,644
Medibank Pvt Ltd.	6,753	16,822
Mineral Resources Ltd.	961	34,606
National Australia Bank Ltd.	2,555	61,821
Pilbara Minerals Ltd. (a)	4,187	8,585
QBE Insurance Group Ltd.	3,967	46,072
REA Group Ltd. (a)	146	19,176
Scentre Group REIT	16,039	33,420
Stockland REIT (a)	3,717	10,352
Suncorp Group Ltd.	7,052	81,996
Transurban Group Stapled Security	24,509	202,967
Treasury Wine Estates Ltd.	1,560	12,961
Vicinity Ltd. REIT	58,853	72,714
Wesfarmers Ltd. (a)	2,044	88,976
		1,474,667
AUSTRIA — 0.1%
Verbund AG	1,453	114,692
BELGIUM — 0.2%
Anheuser-Busch InBev SA	534	30,974
Elia Group SA	898	84,165
Groupe Bruxelles Lambert NV	146	10,429
KBC Group NV	542	38,281
UCB SA	301	44,744
Warehouses De Pauw CVA REIT	1,653	44,821
		253,414
BRAZIL — 0.9%
B3 SA - Brasil Bolsa Balcao	15,011	27,674
Banco BTG Pactual SA	4,456	24,797
BB Seguridade Participacoes SA	11,451	67,888
CCR SA	30,822	64,591
Cia Paranaense de Energia - Copel Class B, Preference Shares	17,000	28,464
CPFL Energia SA	4,900	28,873
Engie Brasil Energia SA	6,300	50,235
Hapvida Participacoes e Investimentos SA (b) (c)	12,994	8,960
Hypera SA	3,047	15,744
Localiza Rent a Car SA	4,086	30,896
Lojas Renner SA	12,241	27,504
MercadoLibre, Inc. (c)	92	151,193
Natura & Co. Holding SA	3,776	10,564
Security Description	Shares	Value
Raia Drogasil SA	4,370	$20,204
Suzano SA	2,600	26,686
TIM SA	7,056	20,173
Wheaton Precious Metals Corp. (a)	8,843	463,557
		1,068,003
CANADA — 3.3%
Agnico Eagle Mines Ltd.	1,873	122,480
Bank of Montreal	8	671
BCE, Inc. (a)	1,837	59,486
Cameco Corp. (a)	500	24,595
Canadian Imperial Bank of Commerce (a)	2,718	129,211
Canadian Pacific Kansas City Ltd. (a)	600	47,242
CGI, Inc. (c)	1,401	139,808
Dollarama, Inc. (a)	2,615	238,711
Element Fleet Management Corp. (a)	8,442	153,558
Great-West Lifeco, Inc. (a)	5,268	153,649
Hydro One Ltd. (a) (b)	10,168	296,119
iA Financial Corp., Inc.	796	49,976
IGM Financial, Inc. (a)	1,287	35,525
Intact Financial Corp. (a)	664	110,643
Ivanhoe Mines Ltd. Class A (a) (c)	3,503	45,184
Manulife Financial Corp.	3,054	81,308
National Bank of Canada (a)	641	50,831
Northland Power, Inc. (a)	7,819	134,398
Onex Corp. (a)	1,646	111,895
Pan American Silver Corp.	1,226	24,362
Power Corp. of Canada (a)	5,384	149,596
Quebecor, Inc. Class B (a)	1,379	29,095
Restaurant Brands International, Inc. (a)	665	46,849
RioCan Real Estate Investment Trust	4,494	55,208
Rogers Communications, Inc. Class B	1,521	56,245
Royal Bank of Canada (a)	5,004	532,636
Shopify, Inc. Class A (c)	1,261	83,317
Stantec, Inc.	1,700	142,289
Sun Life Financial, Inc.	2,940	144,126
Thomson Reuters Corp. (a)	949	159,936
TMX Group Ltd. (a)	1,905	53,015
Toromont Industries Ltd. (a)	281	24,875
Toronto-Dominion Bank	4,001	219,882
		3,706,721
CHILE — 0.2%
Antofagasta PLC	5,048	134,643
Banco de Chile	225,248	25,058
Falabella SA (c)	14,849	45,636
Lundin Mining Corp.	6,356	70,744
		276,081

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
CHINA — 2.7%
Advanced Micro-Fabrication Equipment, Inc. China Class A	460	$8,900
Alibaba Group Holding Ltd.	26,124	235,897
Alibaba Health Information Technology Ltd. (a) (c)	28,000	11,225
Anhui Gujing Distillery Co. Ltd. Class A	300	8,673
Anhui Gujing Distillery Co. Ltd. Class B	1,800	26,785
Anhui Yingjia Distillery Co. Ltd. Class A	1,200	9,451
Baidu, Inc. Class A (c)	3,872	42,279
Beijing Enterprises Water Group Ltd. (a)	122,000	37,503
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	90,000	66,198
Bosideng International Holdings Ltd. (a)	24,000	14,970
BYD Co. Ltd. Class A	1,800	61,698
BYD Co. Ltd. Class H (a)	3,500	104,004
China International Capital Corp. Ltd. Class H (a) (b)	8,400	9,350
China Life Insurance Co. Ltd. Class H	19,000	26,867
China Longyuan Power Group Corp. Ltd. Class H (a)	38,000	34,168
China Overseas Land & Investment Ltd.	32,500	56,363
China Resources Microelectronics Ltd. Class A	2,419	12,405
China Ruyi Holdings Ltd. (a) (c)	48,000	12,911
China Three Gorges Renewables Group Co. Ltd. Class A	52,400	31,293
China Yangtze Power Co. Ltd. Class A	12,996	51,480
Contemporary Amperex Technology Co. Ltd. Class A	2,960	72,990
CSPC Pharmaceutical Group Ltd.	22,720	18,101
Eve Energy Co. Ltd. Class A	3,700	20,231
Flat Glass Group Co. Ltd. Class A	3,300	9,085
Flat Glass Group Co. Ltd. Class H (a)	6,000	8,838
Ganfeng Lithium Group Co. Ltd. Class H (a) (b)	3,400	6,628
Hansoh Pharmaceutical Group Co. Ltd. (b)	6,000	12,542
Huadong Medicine Co. Ltd. Class A	2,400	9,142
JA Solar Technology Co. Ltd. Class A	6,116	9,382
JD Health International, Inc. (a) (b) (c)	6,950	18,916
Security Description	Shares	Value
Jiangsu Expressway Co. Ltd. Class H (c)	28,000	$29,874
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,300	14,554
Jiangsu Yanghe Distillery Co. Ltd. Class A	800	8,847
Jinko Solar Co. Ltd. Class A	15,380	14,957
Kingdee International Software Group Co. Ltd. (c)	53,000	49,691
Kweichow Moutai Co. Ltd. Class A	302	60,699
Li Auto, Inc. Class A (c)	11,568	104,161
LONGi Green Energy Technology Co. Ltd. Class A (c)	13,932	26,754
Luzhou Laojiao Co. Ltd. Class A	900	17,688
Meituan Class B (b) (c)	8,148	115,947
MMG Ltd. (a) (c)	24,000	9,161
Montage Technology Co. Ltd. Class A	1,633	12,785
NARI Technology Co. Ltd. Class A	14,728	50,352
NetEase, Inc.	2,700	51,563
New Oriental Education & Technology Group, Inc. (c)	1,400	10,705
NIO, Inc. ADR (c)	4,702	19,560
Nongfu Spring Co. Ltd. Class H (b)	4,600	21,829
NXP Semiconductors NV	52	13,993
PDD Holdings, Inc. ADR (c)	819	108,886
Prosus NV	4,036	143,869
Qifu Technology, Inc. ADR	560	11,049
Sanan Optoelectronics Co. Ltd. Class A	9,100	14,608
Shanghai Baosight Software Co. Ltd. Class A	3,892	17,022
Shanghai Baosight Software Co. Ltd. Class B	22,128	35,825
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (c)	700	20,219
Shenzhen Inovance Technology Co. Ltd. Class A	2,100	14,756
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	300	11,954
Sichuan Chuantou Energy Co. Ltd. Class A	9,000	23,114
Sungrow Power Supply Co. Ltd. Class A	3,780	32,116
Tencent Holdings Ltd.	9,784	466,681
Tianqi Lithium Corp. Class A	2,200	9,013
Tongwei Co. Ltd. Class A	8,200	21,464
Topsports International Holdings Ltd. (b)	40,000	21,262
TravelSky Technology Ltd. Class H	14,000	16,425
Trip.com Group Ltd. (c)	1,158	55,561
Unisplendour Corp. Ltd. Class A	5,200	15,919

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Wuliangye Yibin Co. Ltd. Class A (c)	1,100	$19,291
WuXi AppTec Co. Ltd. Class A	1,900	10,199
Wuxi Biologics Cayman, Inc. (b) (c)	6,500	9,608
Xinyi Solar Holdings Ltd.	128,000	64,431
XPeng, Inc. Class A (a) (c)	7,910	29,938
Yealink Network Technology Corp. Ltd. Class A	2,300	11,584
Yintai Gold Co. Ltd. Class A	4,400	9,817
Yunnan Baiyao Group Co. Ltd. Class A	2,080	14,573
Zangge Mining Co. Ltd. Class A	2,900	9,561
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	400	11,350
Zhejiang Expressway Co. Ltd. Class H	48,960	33,048
Zhuzhou CRRC Times Electric Co. Ltd. Class H (c)	15,100	59,569
ZTE Corp. Class H (c)	20,200	44,708
		3,048,815
COLOMBIA — 0.0% (d)
Interconexion Electrica SA ESP	2,306	10,127
CZECH REPUBLIC — 0.0% (d)
Komercni Banka AS	576	19,287
DENMARK — 1.3%
Coloplast AS Class B	98	11,783
Genmab AS (c)	44	11,034
Novo Nordisk AS Class B	6,212	897,759
Novonesis (Novozymes) B Class B	4,204	257,441
Rockwool AS Class B	75	30,460
Tryg AS	712	15,574
Vestas Wind Systems AS (c)	12,890	298,714
		1,522,765
EGYPT — 0.0% (d)
Talaat Moustafa Group	8,592	10,177
FINLAND — 0.7%
Kesko OYJ Class B	8,340	146,500
Nokia OYJ (e)	1,509	5,755
Nokia OYJ (e)	4,299	16,391
Nordea Bank Abp	26,628	317,206
Orion OYJ Class B	734	31,357
Sampo OYJ Class A	3,274	140,707
Wartsila OYJ Abp	5,041	97,249
		755,165
FRANCE — 1.9%
Alstom SA	6,039	101,615
Capgemini SE	123	24,480
Covivio SA REIT	1,553	73,867
Dassault Systemes SE	5,496	207,929
Edenred SE	699	29,524
EssilorLuxottica SA	485	104,584
Security Description	Shares	Value
Gecina SA REIT	1,404	$129,332
Getlink SE	9,300	153,995
Hermes International SCA	31	71,100
Ipsen SA	109	13,376
Kering SA	105	38,093
Klepierre SA REIT	6,614	177,072
Legrand SA	1,068	106,039
L'Oreal SA	467	205,233
LVMH Moet Hennessy Louis Vuitton SE	406	310,509
Pernod Ricard SA	673	91,387
Remy Cointreau SA	236	19,704
Sartorius Stedim Biotech	53	8,708
Unibail-Rodamco-Westfield REIT (c)	131	10,322
Vinci SA	2,186	230,489
Vivendi SE	1,183	12,369
		2,119,727
GERMANY — 1.1%
adidas AG	199	47,561
Allianz SE	633	176,049
Beiersdorf AG	154	22,538
Carl Zeiss Meditec AG	136	9,569
Deutsche Boerse AG	192	39,324
Infineon Technologies AG	784	28,825
Knorr-Bremse AG	140	10,698
LEG Immobilien SE	317	25,909
Merck KGaA	216	35,824
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	166	83,084
SAP SE	2,438	495,202
Sartorius AG Preference Shares	63	14,787
Siemens AG	405	75,405
Siemens Healthineers AG (b)	1,015	58,525
Vonovia SE	3,242	92,251
		1,215,551
GREECE — 0.0% (d)
Jumbo SA	793	22,845
HONG KONG — 0.5%
AIA Group Ltd.	19,400	131,696
China Common Rich Renewable Energy Investments Ltd. (a) (c) (f)	24,000	—
Henderson Land Development Co. Ltd.	41,000	110,017
Hong Kong Exchanges & Clearing Ltd.	2,233	71,560
Hongkong Land Holdings Ltd.	16,300	52,649
MTR Corp. Ltd.	48,000	151,549
Prudential PLC	1,602	14,548
Sino Biopharmaceutical Ltd.	29,750	10,174
Swire Properties Ltd.	36,000	57,361
		599,554

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
INDIA — 2.0%
ABB India Ltd.	771	$78,507
Adani Green Energy Ltd. (c)	6,114	131,155
Asian Paints Ltd.	303	10,600
AU Small Finance Bank Ltd. (b)	2,438	19,649
Avenue Supermarts Ltd. (b) (c)	280	15,838
Bajaj Finance Ltd.	379	32,340
Bajaj Finserv Ltd.	1,496	28,492
Bajaj Holdings & Investment Ltd.	442	45,247
Bharat Electronics Ltd.	45,979	168,670
Bharti Airtel Ltd.	1,986	34,392
Cholamandalam Investment & Finance Co. Ltd.	1,008	17,207
Colgate-Palmolive India Ltd.	1,927	65,702
Dabur India Ltd.	3,898	28,080
Divi's Laboratories Ltd.	251	13,836
DLF Ltd.	7,147	70,688
Dr Reddy's Laboratories Ltd.	183	14,050
Godrej Properties Ltd. (c)	1,888	72,631
Havells India Ltd.	4,418	96,554
HCL Technologies Ltd.	1,661	29,074
HDFC Asset Management Co. Ltd. (b)	1,760	84,284
HDFC Bank Ltd.	8,257	166,729
HDFC Life Insurance Co. Ltd. (b)	1,656	11,817
Hindustan Unilever Ltd.	2,068	61,331
Infosys Ltd. ADR (a)	6,460	120,285
Kotak Mahindra Bank Ltd.	1,220	26,371
Macrotech Developers Ltd. (b)	1,502	27,082
PI Industries Ltd.	831	37,857
SBI Life Insurance Co. Ltd. (b)	790	14,135
Sun Pharmaceutical Industries Ltd.	2,577	47,000
Suzlon Energy Ltd. (c)	181,315	114,937
Tata Consultancy Services Ltd.	2,588	121,169
Tata Consumer Products Ltd.	1,526	20,083
Tata Elxsi Ltd.	400	33,585
Tech Mahindra Ltd.	2,336	40,070
Thermax Ltd.	1,040	66,737
Titan Co. Ltd.	487	19,881
Torrent Pharmaceuticals Ltd.	1,351	45,223
Trent Ltd.	2,756	181,112
Wipro Ltd.	390	2,408
Wipro Ltd. ADR (a)	13,156	80,252
Zomato Ltd. (c)	12,308	29,603
		2,324,663
INDONESIA — 0.0% (d)
Amman Mineral Internasional PT (c)	33,000	22,168
Bank Central Asia Tbk. PT	37,000	22,426
		44,594
IRELAND — 0.2%
Kingspan Group PLC	2,762	235,334
Security Description	Shares	Value
ISRAEL — 0.1%
Azrieli Group Ltd.	453	$26,575
Bank Hapoalim BM	2,079	18,383
Nice Ltd. (c)	131	21,424
Teva Pharmaceutical Industries Ltd. ADR (c)	1,100	17,875
		84,257
ITALY — 0.5%
Amplifon SpA (a)	851	30,317
Davide Campari-Milano NV (a)	1,739	16,446
DiaSorin SpA	101	10,073
FinecoBank Banca Fineco SpA	1,268	18,917
Mediobanca Banca di Credito Finanziario SpA	5,239	76,868
Moncler SpA	200	12,231
Recordati Industria Chimica e Farmaceutica SpA	537	28,028
Terna - Rete Elettrica Nazionale (a)	43,212	334,283
UniCredit SpA	985	36,532
		563,695
JAPAN — 5.0%
Advantest Corp.	600	23,965
Astellas Pharma, Inc.	8,900	87,971
Central Japan Railway Co.	20,000	431,804
Chugai Pharmaceutical Co. Ltd.	4,800	170,563
Daiichi Sankyo Co. Ltd.	3,900	133,928
Daito Trust Construction Co. Ltd.	200	20,620
Daiwa House Industry Co. Ltd.	5,700	144,467
East Japan Railway Co.	27,900	462,138
Eisai Co. Ltd.	400	16,392
FANUC Corp.	8,800	241,199
Fast Retailing Co. Ltd.	500	126,072
FUJIFILM Holdings Corp.	6,500	152,014
Fujitsu Ltd.	1,500	23,471
Hamamatsu Photonics KK	1,000	26,781
Hikari Tsushin, Inc.	200	37,256
Hoya Corp.	600	69,769
Ibiden Co. Ltd.	500	20,353
Japan Exchange Group, Inc.	3,200	74,639
Japan Real Estate Investment Corp. REIT (a)	39	123,163
Keisei Electric Railway Co. Ltd. (a)	4,000	128,708
Keyence Corp.	300	131,574
Kikkoman Corp.	1,000	11,585
Koito Manufacturing Co. Ltd.	1,500	20,692
Kubota Corp.	4,300	60,145
Kyocera Corp.	16,300	187,613
Kyowa Kirin Co. Ltd.	700	11,956
Lasertec Corp.	100	22,436
LY Corp.	4,500	10,879
M3, Inc.	1,100	10,486
Mitsubishi Estate Co. Ltd.	4,500	70,496

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	8,400	$90,287
MonotaRO Co. Ltd. (a)	1,000	11,756
Murata Manufacturing Co. Ltd.	1,800	37,173
NEC Corp. (a)	1,300	107,040
Nexon Co. Ltd. (a)	700	12,946
NIDEC Corp. (a)	600	26,800
Nintendo Co. Ltd.	500	26,595
Nippon Building Fund, Inc. REIT (a)	47	164,497
Nippon Prologis REIT, Inc.	58	90,501
Nomura Real Estate Master Fund, Inc. REIT (a)	53	47,017
NTT Data Group Corp.	800	11,747
Obic Co. Ltd.	100	12,893
Olympus Corp.	2,100	33,858
Omron Corp.	4,400	151,235
Ono Pharmaceutical Co. Ltd.	6,100	83,294
Oriental Land Co. Ltd.	900	25,076
ORIX Corp.	2,900	64,036
Pan Pacific International Holdings Corp.	600	14,040
Recruit Holdings Co. Ltd.	1,700	90,960
Renesas Electronics Corp.	1,600	29,929
SBI Holdings, Inc.	2,800	70,792
Shionogi & Co. Ltd.	1,500	58,532
Shiseido Co. Ltd.	800	22,817
Shizuoka Financial Group, Inc.	7,900	75,827
SoftBank Group Corp.	1,300	83,967
Sony Group Corp.	2,000	169,588
Sysmex Corp. (a)	900	14,496
Takeda Pharmaceutical Co. Ltd.	400	10,374
TDK Corp.	800	49,061
Terumo Corp.	4,700	77,515
TIS, Inc.	2,900	56,212
Tokio Marine Holdings, Inc.	3,400	126,924
Tokyo Electron Ltd.	300	65,088
West Japan Railway Co.	13,500	251,352
Yaskawa Electric Corp. (a)	4,200	150,836
Yokogawa Electric Corp.	7,000	169,278
		5,637,474
KUWAIT — 0.2%
Boubyan Bank KSCP	13,764	25,397
Gulf Bank KSCP	16,138	14,994
National Bank of Kuwait SAKP	49,547	139,232
		179,623
LUXEMBOURG — 0.0% (d)
Eurofins Scientific SE	198	9,878
Reinet Investments SCA	1,180	29,694
		39,572
MALAYSIA — 0.0% (d)
Gamuda Bhd.	24,188	33,738
MEXICO — 0.4%
Banco del Bajio SA (b)	4,142	12,574
Security Description	Shares	Value
Fibra Uno Administracion SA de CV REIT	48,552	$59,689
Grupo Aeroportuario del Pacifico SAB de CV Class B (e)	1,996	31,239
Grupo Aeroportuario del Sureste SAB de CV Class B (e)	1,384	41,689
Grupo Financiero Banorte SAB de CV Class O	1,600	12,474
Grupo Mexico SAB de CV	14,328	77,111
Prologis Property Mexico SA de CV REIT	17,000	55,578
Promotora y Operadora de Infraestructura SAB de CV	5,802	53,706
Southern Copper Corp.	915	98,582
		442,642
NETHERLANDS — 0.8%
Adyen NV (b) (c)	25	29,827
Akzo Nobel NV	3,383	205,869
ASML Holding NV	562	580,760
NN Group NV	1,871	87,128
Universal Music Group NV (a)	1,183	35,222
		938,806
NEW ZEALAND — 0.1%
Mercury NZ Ltd.	14,713	58,858
Meridian Energy Ltd.	19,069	73,088
Xero Ltd. (c)	307	27,966
		159,912
NORWAY — 0.3%
DNB Bank ASA	6,513	128,272
Gjensidige Forsikring ASA	6,107	109,435
Salmar ASA	1,026	54,155
		291,862
POLAND — 0.3%
Bank Polska Kasa Opieki SA	1,397	58,381
Budimex SA	57	9,883
Powszechna Kasa Oszczednosci Bank Polski SA	5,424	84,894
Powszechny Zaklad Ubezpieczen SA	7,009	89,861
Santander Bank Polska SA	775	104,334
		347,353
PORTUGAL — 0.0% (d)
EDP - Energias de Portugal SA	6,513	24,424
QATAR — 0.1%
Masraf Al Rayan QSC	74,418	47,684
Mesaieed Petrochemical Holding Co.	79,342	35,868
Qatar International Islamic Bank QSC	11,054	30,360
Qatar Islamic Bank QPSC	7,353	37,563
		151,475
ROMANIA — 0.1%
NEPI Rockcastle NV	17,268	124,233

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
RUSSIA — 0.0%
Alrosa PJSC (f)	15,622	$—
Mobile TeleSystems PJSC ADR (c) (f)	3,579	—
Moscow Exchange MICEX-Rates PJSC (f)	29,855	—
Polyus PJSC GDR (c) (f)	234	—
Sberbank of Russia PJSC (c) (f)	32,012	—
United Co. RUSAL International PJSC (c) (f)	46,750	—
VK IPJSC GDR (c) (f)	1,325	—
VTB Bank PJSC (c) (f)	12,978,000	—
Yandex NV Class A (c) (f)	313	—
		—
SAUDI ARABIA — 0.8%
Al Rajhi Bank	8,231	178,811
Alinma Bank	10,107	83,785
Arab National Bank	6,608	35,686
Bank AlBilad	9,023	78,407
Bank Al-Jazira (c)	14,713	64,710
Banque Saudi Fransi	4,298	40,670
Dar Al Arkan Real Estate Development Co. (c)	16,159	50,825
Dr Sulaiman Al Habib Medical Services Group Co.	221	17,001
Elm Co.	63	14,395
Etihad Etisalat Co.	3,005	42,773
Jarir Marketing Co.	5,737	19,390
Nahdi Medical Co.	747	26,243
Riyad Bank	6,213	43,141
Saudi Awwal Bank	6,971	71,817
Saudi National Bank	8,160	79,825
Saudi Research & Media Group (c)	257	14,180
Saudi Tadawul Group Holding Co.	886	58,853
Saudi Telecom Co.	1,124	11,235
		931,747
SINGAPORE — 0.5%
CapitaLand Ascendas REIT	114,800	216,851
CapitaLand Integrated Commercial Trust REIT	165,600	241,939
Genting Singapore Ltd.	46,700	29,807
Singapore Exchange Ltd.	2,700	18,887
STMicroelectronics NV	288	11,379
		518,863
SOUTH AFRICA — 0.2%
Capitec Bank Holdings Ltd. (a)	245	35,274
Discovery Ltd.	3,764	27,764
Gold Fields Ltd.	3,044	45,580
Naspers Ltd. Class N	474	92,599
		201,217
SOUTH KOREA — 0.8%
Amorepacific Corp.	107	13,005
Security Description	Shares	Value
CosmoAM&T Co. Ltd. (c)	401	$42,008
Coway Co. Ltd.	254	11,847
Ecopro BM Co. Ltd. (c)	322	42,809
Ecopro Co. Ltd. (c)	159	10,407
Enchem Co. Ltd. (c)	48	7,846
HLB, Inc. (c)	405	17,212
Kakao Corp.	304	8,978
KakaoBank Corp.	665	9,807
KB Financial Group, Inc.	253	14,428
L&F Co. Ltd. (c)	158	15,530
LG Energy Solution Ltd. (c)	444	105,315
LG H&H Co. Ltd.	37	9,287
NAVER Corp.	179	21,704
NH Investment & Securities Co. Ltd.	4,079	37,604
Posco DX Co. Ltd.	392	10,921
Samsung Electronics Co. Ltd.	3,939	233,221
Samsung SDI Co. Ltd.	555	142,732
SK Biopharmaceuticals Co. Ltd. (c)	175	9,853
SK Hynix, Inc.	572	98,277
SK Square Co. Ltd. (c)	1,076	78,169
Yuhan Corp.	316	18,572
		959,532
SPAIN — 0.9%
Aena SME SA (b)	341	68,708
Amadeus IT Group SA	818	54,478
EDP Renovaveis SA	8,295	116,017
Iberdrola SA	23,582	306,195
Industria de Diseno Textil SA	4,134	205,403
Redeia Corp. SA (a)	12,476	218,217
		969,018
SWEDEN — 0.5%
Atlas Copco AB Class A	3,184	59,890
Epiroc AB Class A	4,078	81,443
Epiroc AB Class B	1,689	30,909
H & M Hennes & Mauritz AB Class B (a)	2,328	36,854
Hexagon AB Class B	2,553	28,844
Industrivarden AB Class C (a)	550	18,572
L E Lundbergforetagen AB Class B	1,838	90,944
Nibe Industrier AB Class B (a)	7,557	32,068
Skandinaviska Enskilda Banken AB Class A	4,701	69,470
Skanska AB Class B	3,293	59,329
Svenska Cellulosa AB SCA Class B	678	10,023
Svenska Handelsbanken AB Class A	1,425	13,584
Tele2 AB Class B	4,065	40,956
		572,886
SWITZERLAND — 2.6%
ABB Ltd.	12,973	720,690
Alcon, Inc.	827	73,828

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Baloise Holding AG	1,407	$247,705
Banque Cantonale Vaudoise	126	13,370
Chocoladefabriken Lindt & Spruengli AG	1	115,513
Geberit AG	233	137,632
Givaudan SA	23	109,036
Julius Baer Group Ltd.	874	48,826
Kuehne & Nagel International AG	64	18,404
Novartis AG	4,806	514,348
Partners Group Holding AG	158	202,907
Sandoz Group AG	956	34,618
Sonova Holding AG	109	33,673
Straumann Holding AG	272	33,690
Swiss Life Holding AG	48	35,287
Swiss Prime Site AG	2,356	223,382
Swisscom AG	398	223,891
UBS Group AG	741	21,811
Zurich Insurance Group AG	272	145,020
		2,953,631
TAIWAN — 1.6%
Accton Technology Corp.	5,000	85,539
Advantech Co. Ltd.	2,499	28,501
Cathay Financial Holding Co. Ltd. (c)	37,712	68,585
Delta Electronics, Inc.	15,000	179,169
E Ink Holdings, Inc.	2,000	15,536
Fortune Electric Co. Ltd.	1,000	29,129
Largan Precision Co. Ltd.	1,000	84,614
MediaTek, Inc.	2,000	86,309
Novatek Microelectronics Corp.	1,000	18,680
Taiwan High Speed Rail Corp.	60,000	56,224
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	1,042,184
Voltronic Power Technology Corp.	2,000	118,675
		1,813,145
THAILAND — 0.2%
Asset World Corp. PCL	89,900	8,525
Asset World Corp. PCL NVDR	93,600	8,876
Bangkok Expressway & Metro PCL	46,100	9,610
Bangkok Expressway & Metro PCL NVDR	187,300	39,045
Delta Electronics Thailand PCL	8,300	18,829
Delta Electronics Thailand PCL NVDR	15,700	35,616
Energy Absolute PCL NVDR	51,300	15,657
Krungthai Card PCL NVDR	21,485	23,858
SCB X PCL	1,400	3,929
SCB X PCL NVDR	19,200	53,889
		217,834
TURKEY — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	41,772	74,667
Security Description	Shares	Value
Coca-Cola Icecek AS	472	$11,892
Turkcell Iletisim Hizmetleri AS	8,648	26,537
Yapi ve Kredi Bankasi AS	9,537	9,833
		122,929
UNITED ARAB EMIRATES — 0.1%
Emaar Properties PJSC	12,568	28,058
Multiply Group PJSC (c)	60,472	33,751
		61,809
UNITED KINGDOM — 1.8%
3i Group PLC	10,245	397,068
Admiral Group PLC	353	11,669
Ashtead Group PLC	1,635	109,169
AstraZeneca PLC	2,620	409,223
AstraZeneca PLC ADR	519	40,477
Aviva PLC	13,866	83,538
Barclays PLC	14,832	39,167
Barratt Developments PLC	6,952	41,497
Berkeley Group Holdings PLC	1,067	61,883
Bunzl PLC	1,504	57,226
Coca-Cola Europacific Partners PLC	453	33,010
Compass Group PLC	1,186	32,383
Diageo PLC	4,308	135,572
Halma PLC	2,838	97,078
Hargreaves Lansdown PLC	1,084	15,512
HSBC Holdings PLC	9,660	83,512
Informa PLC	7,570	81,893
Lloyds Banking Group PLC	25,031	17,321
London Stock Exchange Group PLC	423	50,263
Next PLC	434	49,573
Pearson PLC	1,346	16,858
Persimmon PLC	624	10,665
RELX PLC (e)	1,478	67,989
RELX PLC (e)	490	22,561
Schroders PLC	2,297	10,563
Segro PLC REIT	6,655	75,562
Smith & Nephew PLC	1,947	24,135
Taylor Wimpey PLC	7,156	12,859
WPP PLC	1,101	10,082
		2,098,308
UNITED STATES — 65.1%
3M Co.	233	23,810
Abbott Laboratories	2,049	212,912
AbbVie, Inc.	2,482	425,713
Accenture PLC Class A	1,319	400,198
Adobe, Inc. (c)	852	473,320
Advanced Micro Devices, Inc. (c)	2,400	389,304
AECOM	4,046	356,614
Aflac, Inc.	3,063	273,557
Agilent Technologies, Inc.	533	69,093
Airbnb, Inc. Class A (c)	424	64,291
Albemarle Corp. (a)	130	12,418

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Align Technology, Inc. (c)	139	$33,559
Allegion PLC	775	91,566
Allstate Corp.	867	138,425
Ally Financial, Inc.	528	20,946
Alnylam Pharmaceuticals, Inc. (c)	170	41,310
Alphabet, Inc. Class A	7,260	1,322,409
Alphabet, Inc. Class C	10,107	1,853,826
Amazon.com, Inc. (c)	14,229	2,749,754
American Express Co.	1,537	355,892
American Financial Group, Inc.	639	78,610
American International Group, Inc.	2,291	170,084
American Tower Corp. REIT	657	127,708
Ameriprise Financial, Inc.	345	147,381
AMETEK, Inc.	1,037	172,878
Amgen, Inc.	890	278,080
Amphenol Corp. Class A	1,946	131,102
Analog Devices, Inc.	2,727	622,465
Annaly Capital Management, Inc. REIT	3,245	61,850
ANSYS, Inc. (c)	56	18,004
Aon PLC Class A	337	98,936
Apollo Global Management, Inc.	1,302	153,727
Apple, Inc.	24,119	5,079,944
Applied Materials, Inc.	841	198,468
Arch Capital Group Ltd. (c)	1,474	148,712
Arista Networks, Inc. (c)	200	70,096
Arthur J Gallagher & Co.	300	77,793
Assurant, Inc.	477	79,301
AT&T, Inc.	9,800	187,278
Autodesk, Inc. (c)	367	90,814
Automatic Data Processing, Inc.	830	198,113
AutoZone, Inc. (c)	38	112,636
AvalonBay Communities, Inc. REIT	637	131,789
Avantor, Inc. (c)	1,643	34,832
Axon Enterprise, Inc. (c)	119	35,015
Bank of America Corp.	11,358	451,708
Bank of New York Mellon Corp.	1,984	118,822
Bath & Body Works, Inc.	332	12,965
Baxter International, Inc.	853	28,533
Becton Dickinson & Co.	585	136,720
Berkshire Hathaway, Inc. Class B (c)	1,007	409,648
Biogen, Inc. (c)	243	56,332
BioMarin Pharmaceutical, Inc. (c)	307	25,275
Bio-Rad Laboratories, Inc. Class A (c)	43	11,744
Bio-Techne Corp.	184	13,184
BlackRock, Inc.	319	251,155
Blackstone, Inc.	1,304	161,435
Block, Inc. CDI (c)	366	23,507
Block, Inc. (c)	179	11,544
Booking Holdings, Inc.	57	225,805
Security Description	Shares	Value
Booz Allen Hamilton Holding Corp.	208	$32,011
Boston Properties, Inc. REIT	1,044	64,269
Boston Scientific Corp. (c)	4,230	325,752
Bristol-Myers Squibb Co.	5,199	215,914
Broadcom, Inc.	810	1,300,479
Broadridge Financial Solutions, Inc.	450	88,650
Brown & Brown, Inc.	603	53,914
Brown-Forman Corp. Class B	1,518	65,562
Burlington Stores, Inc. (c)	148	35,520
Caesars Entertainment, Inc. (c)	314	12,478
Capital One Financial Corp.	911	126,128
Carlyle Group, Inc.	374	15,016
Carrier Global Corp.	496	31,288
Catalent, Inc. (c)	456	25,641
Cboe Global Markets, Inc.	195	33,162
CBRE Group, Inc. Class A (c)	1,685	150,150
CDW Corp.	916	205,037
Charles Schwab Corp.	2,791	205,669
Charter Communications, Inc. Class A (c)	234	69,957
Chipotle Mexican Grill, Inc. (c)	1,500	93,975
Chubb Ltd.	999	254,825
Church & Dwight Co., Inc.	1,116	115,707
Cincinnati Financial Corp.	538	63,538
Cintas Corp.	54	37,814
Cisco Systems, Inc.	8,519	404,738
Citigroup, Inc.	200	12,692
Clorox Co.	84	11,463
CME Group, Inc.	675	132,705
Cognizant Technology Solutions Corp. Class A	1,244	84,592
Coinbase Global, Inc. Class A (c)	143	31,779
Comcast Corp. Class A	7,166	280,621
Constellation Brands, Inc. Class A	179	46,053
Constellation Energy Corp.	200	40,054
Cooper Cos., Inc.	288	25,142
Copart, Inc. (c)	874	47,336
Corning, Inc.	5,083	197,475
Corpay, Inc. (c)	151	40,228
CoStar Group, Inc. (c)	423	31,361
Crowdstrike Holdings, Inc. Class A (c)	65	24,907
Crown Castle, Inc. REIT	785	76,695
CSL Ltd.	679	133,869
CSX Corp.	3,200	107,040
Danaher Corp.	1,006	251,349
Deere & Co.	429	160,287
Dexcom, Inc. (c)	592	67,121
Digital Realty Trust, Inc. REIT	2,647	402,476
Discover Financial Services	630	82,410
DocuSign, Inc. (c)	221	11,824
Dollar Tree, Inc. (c)	454	48,474
DoorDash, Inc. Class A (c)	151	16,426

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
DR Horton, Inc.	433	$61,023
Eaton Corp. PLC	966	302,889
eBay, Inc.	2,703	145,205
Ecolab, Inc.	300	71,400
Edison International	11,766	844,916
Edwards Lifesciences Corp. (c)	1,946	179,752
Electronic Arts, Inc.	94	13,097
Elevance Health, Inc.	521	282,309
Eli Lilly & Co.	1,524	1,379,799
Enphase Energy, Inc. (c)	1,089	108,584
EPAM Systems, Inc. (c)	59	11,098
Equifax, Inc.	125	30,308
Equinix, Inc. REIT	441	333,661
Equitable Holdings, Inc.	2,634	107,625
Equity Residential REIT	1,196	82,931
Erie Indemnity Co. Class A	91	32,978
Essex Property Trust, Inc. REIT	390	106,158
Estee Lauder Cos., Inc. Class A	618	65,755
Etsy, Inc. (c)	359	21,174
Everest Group Ltd.	96	36,578
Exact Sciences Corp. (c)	210	8,873
Experian PLC	1,510	70,358
Extra Space Storage, Inc. REIT	311	48,333
F5, Inc. (c)	931	160,346
FactSet Research Systems, Inc.	31	12,656
Fastenal Co.	2,529	158,922
Ferrovial SE	15,748	611,994
Fidelity National Information Services, Inc.	923	69,557
First Solar, Inc. (c)	1,030	232,224
Fiserv, Inc. (c)	1,035	154,256
Fortinet, Inc. (c)	1,105	66,598
Fortive Corp.	1,543	114,336
Fox Corp. Class A	1,000	34,370
Fox Corp. Class B	916	29,330
Garmin Ltd.	459	74,780
Gartner, Inc. (c)	76	34,129
General Mills, Inc.	1,600	101,216
Gilead Sciences, Inc.	854	58,593
Global Payments, Inc.	491	47,480
GoDaddy, Inc. Class A (c)	207	28,920
Goldman Sachs Group, Inc.	123	55,635
GSK PLC	7,248	140,136
Haleon PLC	13,754	56,089
Hartford Financial Services Group, Inc.	1,254	126,077
Healthpeak Properties, Inc. REIT	700	13,720
HEICO Corp. Class A	121	21,480
Henry Schein, Inc. (c)	905	58,011
Hershey Co.	361	66,363
Hewlett Packard Enterprise Co.	9,007	190,678
Hilton Worldwide Holdings, Inc.	116	25,311
Hologic, Inc. (c)	715	53,089
Home Depot, Inc.	1,734	596,912
Humana, Inc.	283	105,743
Security Description	Shares	Value
Huntington Bancshares, Inc.	1,312	$17,292
IDEX Corp.	239	48,087
IDEXX Laboratories, Inc. (c)	183	89,158
Illinois Tool Works, Inc.	1,471	348,568
Illumina, Inc. (c)	324	33,819
Incyte Corp. (c)	219	13,276
Insulet Corp. (c)	98	19,776
Intel Corp.	9,010	279,040
Intercontinental Exchange, Inc.	974	133,331
International Business Machines Corp.	3,521	608,957
Interpublic Group of Cos., Inc.	594	17,279
Intuit, Inc.	549	360,808
Intuitive Surgical, Inc. (c)	701	311,840
IQVIA Holdings, Inc. (c)	651	137,647
Iron Mountain, Inc. REIT	608	54,489
Jack Henry & Associates, Inc.	72	11,953
Johnson & Johnson	4,849	708,730
JPMorgan Chase & Co.	5,369	1,085,934
Juniper Networks, Inc.	4,504	164,216
Kenvue, Inc.	600	10,908
Keurig Dr Pepper, Inc.	2,992	99,933
Keysight Technologies, Inc. (c)	524	71,657
KKR & Co., Inc.	1,042	109,660
KLA Corp.	290	239,108
Labcorp Holdings, Inc.	126	25,642
Lam Research Corp.	175	186,349
Lennar Corp. Class A	442	66,243
Liberty Media Corp.-Liberty Formula One Class C (c)	592	42,529
Linde PLC	204	89,517
Live Nation Entertainment, Inc. (c)	431	40,402
LKQ Corp.	969	40,301
Lowe's Cos., Inc.	1,128	248,679
Lululemon Athletica, Inc. (c)	313	93,493
M&T Bank Corp.	543	82,188
Markel Group, Inc. (c)	50	78,783
MarketAxess Holdings, Inc.	56	11,230
Marriott International, Inc. Class A	100	24,177
Marsh & McLennan Cos., Inc.	1,078	227,156
Marvell Technology, Inc.	1,724	120,508
Masco Corp.	181	12,067
Mastercard, Inc. Class A	1,506	664,387
Match Group, Inc. (c)	342	10,390
McCormick & Co., Inc.	200	14,188
McDonald's Corp.	1,489	379,457
Medtronic PLC	3,117	245,339
Merck & Co., Inc.	5,897	730,049
Meta Platforms, Inc. Class A	3,541	1,785,443
MetLife, Inc.	3,131	219,765
Mettler-Toledo International, Inc. (c)	59	82,458
Micron Technology, Inc.	1,116	146,787
Microsoft Corp.	11,803	5,275,351

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MicroStrategy, Inc. Class A (a) (c)	7	$9,642
Moderna, Inc. (c)	402	47,738
Molina Healthcare, Inc. (c)	72	21,406
Monster Beverage Corp. (c)	644	32,168
Moody's Corp.	575	242,035
Morgan Stanley	2,391	232,381
Motorola Solutions, Inc.	668	257,881
Nasdaq, Inc.	641	38,627
NetApp, Inc.	584	75,219
Netflix, Inc. (c)	721	486,588
Neurocrine Biosciences, Inc. (c)	132	18,172
Newmont Corp.	2,468	103,335
NIKE, Inc. Class B	1,820	137,173
Norfolk Southern Corp.	174	37,356
Northern Trust Corp.	518	43,502
NVIDIA Corp.	39,950	4,935,423
NVR, Inc. (c)	4	30,354
Old Dominion Freight Line, Inc.	132	23,311
Omnicom Group, Inc.	402	36,059
Oracle Corp.	3,913	552,516
O'Reilly Automotive, Inc. (c)	182	192,203
PACCAR, Inc.	656	67,529
Palantir Technologies, Inc. Class A (c)	1,274	32,270
Palo Alto Networks, Inc. (c)	436	147,808
Parker-Hannifin Corp.	443	224,074
Paychex, Inc.	685	81,214
Paycom Software, Inc.	63	9,012
PayPal Holdings, Inc. (c)	1,795	104,164
Pentair PLC	2,636	202,102
Pfizer, Inc.	9,158	256,241
Pinterest, Inc. Class A (c)	574	25,296
PNC Financial Services Group, Inc.	1,093	169,940
Pool Corp.	82	25,201
PPG Industries, Inc.	1,029	129,541
Progressive Corp.	1,048	217,680
Prologis, Inc. REIT	2,267	254,607
Prudential Financial, Inc.	1,381	161,839
Public Storage REIT	388	111,608
PulteGroup, Inc.	379	41,728
Qiagen NV (c)	239	9,875
QUALCOMM, Inc.	1,987	395,771
Quanta Services, Inc.	914	232,238
Quest Diagnostics, Inc.	151	20,669
Raymond James Financial, Inc.	274	33,869
Realty Income Corp. REIT	1,415	74,740
Regency Centers Corp. REIT	1,261	78,434
Regeneron Pharmaceuticals, Inc. (c)	161	169,216
Regions Financial Corp.	3,212	64,368
Reliance, Inc.	329	93,962
ResMed, Inc.	384	73,505
Revvity, Inc.	761	79,798
Security Description	Shares	Value
Rivian Automotive, Inc. Class A (a) (c)	1,100	$14,762
Roche Holding AG	1,237	343,458
Rockwell Automation, Inc.	358	98,550
Rollins, Inc.	423	20,638
Roper Technologies, Inc.	52	29,310
Ross Stores, Inc.	779	113,204
Royalty Pharma PLC Class A	784	20,674
S&P Global, Inc.	920	410,320
Salesforce, Inc.	1,556	400,048
Sanofi SA	1,999	192,690
SBA Communications Corp. REIT	163	31,997
Schneider Electric SE	3,896	936,574
SEI Investments Co.	311	20,119
ServiceNow, Inc. (c)	467	367,375
Sherwin-Williams Co.	1,810	540,158
Simon Property Group, Inc. REIT	1,015	154,077
Skyworks Solutions, Inc.	122	13,003
Snap, Inc. Class A (c)	1,268	21,061
Snap-on, Inc.	61	15,945
Snowflake, Inc. Class A (c)	221	29,855
Starbucks Corp.	1,850	144,022
State Street Corp. (g)	223	16,502
Steel Dynamics, Inc.	80	10,360
STERIS PLC	146	32,053
Stryker Corp.	771	262,333
Sun Communities, Inc. REIT	92	11,071
Super Micro Computer, Inc. (c)	51	41,787
Swiss Re AG	788	97,777
Synchrony Financial	1,650	77,863
T Rowe Price Group, Inc.	488	56,271
Target Corp.	200	29,608
TE Connectivity Ltd.	878	132,078
Teledyne Technologies, Inc. (c)	273	105,919
Teleflex, Inc.	107	22,505
Teradyne, Inc.	396	58,723
Tesla, Inc. (c)	4,990	987,421
Texas Instruments, Inc.	1,598	310,859
Thermo Fisher Scientific, Inc.	750	414,750
TJX Cos., Inc.	3,666	403,627
T-Mobile U.S., Inc.	660	116,279
Trade Desk, Inc. Class A (c)	520	50,788
Tradeweb Markets, Inc. Class A	153	16,218
Trane Technologies PLC	55	18,091
TransDigm Group, Inc.	122	155,868
TransUnion	158	11,717
Travelers Cos., Inc.	725	147,421
Trimble, Inc. (c)	1,184	66,209
U.S. Bancorp	2,968	117,830
Uber Technologies, Inc. (c)	2,781	202,123
U-Haul Holding Co.	755	45,315
Ulta Beauty, Inc. (c)	171	65,984
Union Pacific Corp.	1,095	247,755

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
United Parcel Service, Inc. Class B	622	$85,121
United Rentals, Inc.	72	46,565
UnitedHealth Group, Inc.	1,572	800,557
Veeva Systems, Inc. Class A (c)	172	31,478
Ventas, Inc. REIT	1,026	52,593
Veralto Corp.	335	31,982
VeriSign, Inc. (c)	94	16,713
Verisk Analytics, Inc.	198	53,371
Verizon Communications, Inc.	6,100	251,564
Vertex Pharmaceuticals, Inc. (c)	363	170,145
Vertiv Holdings Co. Class A	230	19,911
VICI Properties, Inc. REIT	1,039	29,757
Visa, Inc. Class A	2,928	768,512
Vulcan Materials Co.	69	17,159
W R Berkley Corp.	968	76,065
Walmart, Inc.	5,118	346,540
Walt Disney Co.	3,046	302,437
Waste Management, Inc.	547	116,697
Waters Corp. (c)	66	19,148
Wells Fargo & Co.	4,167	247,478
Welltower, Inc. REIT	1,348	140,529
West Pharmaceutical Services, Inc.	72	23,716
Westinghouse Air Brake Technologies Corp.	521	82,344
Willis Towers Watson PLC	283	74,186
Workday, Inc. Class A (c)	119	26,604
WP Carey, Inc. REIT	297	16,350
WW Grainger, Inc.	218	196,688
Wynn Resorts Ltd.	116	10,382
Xylem, Inc.	3,580	485,555
Yum! Brands, Inc.	684	90,603
Zebra Technologies Corp. Class A (c)	65	20,080
Zillow Group, Inc. Class C (c)	254	11,783
Zimmer Biomet Holdings, Inc.	500	54,265
Zoetis, Inc.	1,142	197,977
Zoom Video Communications, Inc. Class A (c)	309	18,290
		74,232,060
TOTAL COMMON STOCKS (Cost $98,280,737)		113,494,227

RIGHTS — 0.0% (d)
BRAZIL — 0.0% (d)
Localiza Rent a Car SA (expiring 08/06/24) (c)	41	67
CHINA — 0.0% (d)
MMG Ltd. (expiring 07/05/24) (c)	9,600	424
Security Description	Shares	Value
ITALY — 0.0%
Amplifon SpA (expiring 07/09/24) (c)	851	$—
TOTAL RIGHTS (Cost $0)		491
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (h) (i)	204,857	204,919
State Street Navigator Securities Lending Portfolio II (g) (j)	3,217,806	3,217,806
TOTAL SHORT-TERM INVESTMENTS (Cost $3,422,710)		3,422,725
TOTAL INVESTMENTS — 102.5% (Cost $101,703,447)		116,917,443
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(2,871,211)
NET ASSETS — 100.0%		$114,046,232
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2024.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI World NTR Index (Long)	8	09/20/2024	$564,797	$563,960	$(837)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$113,453,334	$40,893	$0(a)	$113,494,227
Rights	491	—	—	491
Short-Term Investments	3,422,725	—	—	3,422,725
TOTAL INVESTMENTS	$116,876,550	$40,893	$0	$116,917,443
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(837)	$—	$—	$(837)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(837)	$—	$—	$(837)
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	555	$37,163	$—	$23,954	$(894)	$4,187	223	$16,502	$537
State Street Institutional Liquid Reserves Fund, Premier Class	1,610,265	1,610,587	6,835,861	8,241,279	(250)	—	204,857	204,919	45,563
State Street Navigator Securities Lending Portfolio II	7,811,145	7,811,145	24,079,070	28,672,409	—	—	3,217,806	3,217,806	18,369
Total		$9,458,895	$30,914,931	$36,937,642	$(1,144)	$4,187		$3,439,227	$64,469
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 5.6%
Ampol Ltd.	4,027	$86,976
ANZ Group Holdings Ltd.	52,827	996,322
APA Group Stapled Security	22,309	119,043
Aristocrat Leisure Ltd.	10,166	337,839
ASX Ltd. (a)	3,442	137,924
Aurizon Holdings Ltd.	32,555	79,358
BlueScope Steel Ltd.	8,153	111,241
Brambles Ltd.	24,046	233,339
CAR Group Ltd.	6,245	147,018
Cochlear Ltd.	1,157	256,653
Coles Group Ltd.	23,485	267,106
Commonwealth Bank of Australia	29,285	2,491,297
Computershare Ltd.	9,800	172,393
Dexus REIT (a)	18,728	81,049
Endeavour Group Ltd. (a)	27,573	92,994
Fortescue Ltd. (a)	29,590	423,098
Goodman Group REIT (a)	30,075	697,974
GPT Group REIT (a)	32,953	88,031
Insurance Australia Group Ltd.	41,599	198,363
Lottery Corp. Ltd.	38,034	128,783
Macquarie Group Ltd.	6,351	868,196
Medibank Pvt Ltd.	47,760	118,974
Mineral Resources Ltd.	3,144	113,217
Mirvac Group REIT (a)	65,092	81,292
National Australia Bank Ltd.	54,227	1,312,088
Northern Star Resources Ltd.	19,922	172,964
Orica Ltd. (a)	8,653	103,269
Pilbara Minerals Ltd. (a)	50,993	104,551
Pro Medicus Ltd. (a)	971	92,902
Qantas Airways Ltd. (b)	16,025	62,608
QBE Insurance Group Ltd.	26,344	305,957
Ramsay Health Care Ltd. (a)	3,155	100,001
REA Group Ltd. (a)	931	122,277
Reece Ltd. (a)	4,097	68,870
Scentre Group REIT	88,893	185,226
SEEK Ltd. (a)	6,352	90,613
Sonic Healthcare Ltd.	7,742	135,984
Stockland REIT	42,635	118,736
Suncorp Group Ltd.	22,502	261,637
Telstra Group Ltd.	69,681	168,462
Transurban Group Stapled Security	54,654	452,608
Treasury Wine Estates Ltd.	14,507	120,525
Vicinity Ltd. REIT	66,194	81,784
Wesfarmers Ltd.	19,940	867,997
Westpac Banking Corp.	60,681	1,103,518
WiseTech Global Ltd. (a)	2,976	199,348
Woolworths Group Ltd.	21,314	480,986
		15,041,391
AUSTRIA — 0.2%
Erste Group Bank AG	5,843	277,041
Mondi PLC	7,651	146,864
Verbund AG	1,130	89,196
Security Description	Shares	Value
voestalpine AG	2,059	$55,654
		568,755
BELGIUM — 0.9%
Ageas SA	2,866	131,098
Anheuser-Busch InBev SA	15,696	910,417
D'ieteren Group	363	77,070
Elia Group SA	545	51,080
Groupe Bruxelles Lambert NV	1,496	106,863
KBC Group NV	4,374	308,928
Lotus Bakeries NV	7	72,247
Sofina SA	254	58,038
Syensqo SA	1,274	114,107
UCB SA	2,245	333,723
Umicore SA (a)	3,440	51,726
Warehouses De Pauw CVA REIT	3,171	85,983
		2,301,280
BRAZIL — 0.0% (c)
Yara International ASA	2,831	81,786
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	3,164	67,433
CHILE — 0.1%
Antofagasta PLC	6,996	186,578
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	63,500	195,606
Prosus NV	24,757	882,499
SITC International Holdings Co. Ltd. (a)	24,000	65,169
Wharf Holdings Ltd.	19,000	53,417
Wilmar International Ltd.	32,000	73,197
		1,269,888
DENMARK — 4.3%
AP Moller - Maersk AS Class A	52	88,333
AP Moller - Maersk AS Class B	74	128,736
Carlsberg AS Class B	1,696	203,670
Coloplast AS Class B	2,226	267,637
Danske Bank AS	12,149	362,294
Demant AS (b)	1,704	73,810
DSV AS	2,980	456,966
Genmab AS (b)	1,155	289,655
Novo Nordisk AS Class B	57,139	8,257,736
Novonesis (Novozymes) B Class B	6,567	402,144
Orsted AS (b) (d)	3,362	179,063
Pandora AS	1,419	214,333
Rockwool AS Class B	154	62,545
Tryg AS	6,077	132,925
Vestas Wind Systems AS (b)	17,684	409,811
		11,529,658
FINLAND — 1.1%
Elisa OYJ	2,548	116,988
Fortum OYJ (a)	8,005	117,108
Kesko OYJ Class B	4,571	80,294
Kone OYJ Class B	6,010	296,876

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Metso OYJ	11,160	$118,220
Neste OYJ	7,234	128,894
Nokia OYJ	94,315	359,701
Nordea Bank Abp (e)	53,558	637,728
Nordea Bank Abp (e)	1,482	17,654
Orion OYJ Class B	1,833	78,306
Sampo OYJ Class A	8,025	344,892
Stora Enso OYJ Class R (a)	9,940	135,881
UPM-Kymmene OYJ	9,398	328,559
Wartsila OYJ Abp	8,681	167,470
		2,928,571
FRANCE — 9.1%
Accor SA	3,542	145,392
Aeroports de Paris SA	603	73,416
Air Liquide SA	10,120	1,749,261
Airbus SE	10,445	1,435,798
Alstom SA	5,960	100,286
Amundi SA (d)	1,061	68,512
Arkema SA	1,081	94,017
AXA SA	32,025	1,049,248
BioMerieux	703	66,868
BNP Paribas SA	18,189	1,160,482
Bollore SE	12,811	75,241
Bouygues SA	3,246	104,263
Bureau Veritas SA	5,527	153,183
Capgemini SE	2,727	542,739
Carrefour SA	10,121	143,183
Cie de Saint-Gobain SA	8,032	625,135
Cie Generale des Etablissements Michelin SCA	11,888	460,076
Covivio SA REIT	903	42,950
Credit Agricole SA	18,641	254,526
Danone SA	11,320	692,507
Dassault Aviation SA	337	61,256
Dassault Systemes SE	11,615	439,428
Edenred SE	4,443	187,662
Eiffage SA	1,253	115,167
EssilorLuxottica SA	5,154	1,111,389
Eurazeo SE	680	54,186
Gecina SA REIT	807	74,338
Getlink SE	5,144	85,177
Hermes International SCA	557	1,277,505
Ipsen SA	674	82,710
Kering SA	1,295	469,810
Klepierre SA REIT	3,676	98,415
La Francaise des Jeux SAEM (d)	1,759	59,950
Legrand SA	4,660	462,677
L'Oreal SA	4,210	1,850,174
LVMH Moet Hennessy Louis Vuitton SE	4,826	3,690,930
Orange SA	32,545	326,269
Pernod Ricard SA	3,567	484,366
Publicis Groupe SA	4,030	429,238
Remy Cointreau SA	388	32,394
Renault SA	3,268	167,559
Rexel SA	4,080	105,645
Security Description	Shares	Value
Safran SA	5,976	$1,264,304
Sartorius Stedim Biotech	507	83,300
SEB SA	478	48,976
Societe Generale SA	12,884	302,681
Sodexo SA	1,511	136,031
Teleperformance SE	920	96,964
Thales SA	1,675	268,380
Unibail-Rodamco-Westfield CDI	673	2,656
Unibail-Rodamco-Westfield REIT (b)	2,132	167,991
Veolia Environnement SA	12,124	362,790
Vinci SA	8,830	931,025
Vivendi SE	11,886	124,280
		24,492,706
GERMANY — 9.1%
adidas AG	2,827	675,654
Allianz SE	6,871	1,910,957
BASF SE	15,682	759,433
Bayer AG	17,370	491,098
Bayerische Motoren Werke AG	5,562	526,840
Bayerische Motoren Werke AG Preference Shares	996	88,012
Bechtle AG	1,358	63,952
Beiersdorf AG	1,784	261,084
Brenntag SE	2,383	160,799
Carl Zeiss Meditec AG	680	47,845
Commerzbank AG	18,136	275,718
Continental AG	1,955	110,840
Covestro AG (b) (d)	3,401	199,747
CTS Eventim AG & Co. KGaA	1,063	88,749
Daimler Truck Holding AG	9,331	371,719
Deutsche Bank AG	33,030	527,742
Deutsche Boerse AG	3,341	684,275
Deutsche Lufthansa AG	9,946	60,867
Deutsche Post AG	17,375	703,713
Deutsche Telekom AG	56,658	1,425,782
Dr Ing hc F Porsche AG Preference Shares (d)	2,022	150,655
E.ON SE	39,688	521,274
Evonik Industries AG	4,509	92,060
Fresenius Medical Care AG	3,509	134,485
Fresenius SE & Co. KGaA (b)	7,415	221,563
GEA Group AG	2,856	119,070
Hannover Rueck SE	1,072	271,949
Heidelberg Materials AG	2,311	239,805
Henkel AG & Co. KGaA	1,755	138,154
Henkel AG & Co. KGaA Preference Shares	2,955	263,560
Infineon Technologies AG	22,959	844,120
Knorr-Bremse AG	1,310	100,105
LEG Immobilien SE	1,271	103,881
Mercedes-Benz Group AG	14,089	975,000
Merck KGaA	2,240	371,512
MTU Aero Engines AG	953	243,905

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,389	$1,195,712
Nemetschek SE	1,046	102,969
Porsche Automobil Holding SE Preference Shares	2,617	118,389
Puma SE	1,768	81,232
Rational AG	86	71,663
Rheinmetall AG	767	391,041
SAP SE	18,277	3,712,390
Sartorius AG Preference Shares	448	105,152
Scout24 SE (d)	1,312	100,117
Siemens AG	13,298	2,475,881
Siemens Energy AG (b)	10,404	271,068
Siemens Healthineers AG (d)	4,987	287,551
Symrise AG	2,333	285,795
Talanx AG	1,077	86,051
Volkswagen AG	480	57,669
Volkswagen AG Preference Shares	3,602	406,891
Vonovia SE	12,795	364,081
Zalando SE (b) (d)	3,741	87,766
		24,427,342
HONG KONG — 1.6%
AIA Group Ltd.	196,400	1,333,248
CK Asset Holdings Ltd.	33,515	125,562
CK Infrastructure Holdings Ltd.	12,000	67,782
Futu Holdings Ltd. ADR (b)	1,047	68,689
Hang Seng Bank Ltd.	13,600	174,891
HKT Trust & HKT Ltd. Stapled Security	66,000	74,053
Hong Kong Exchanges & Clearing Ltd.	21,275	681,790
Hongkong Land Holdings Ltd.	19,200	62,016
Link REIT	44,430	172,714
MTR Corp. Ltd.	26,631	84,081
Power Assets Holdings Ltd.	24,500	132,583
Prudential PLC	48,047	436,329
Sino Land Co. Ltd.	71,908	74,142
Sun Hung Kai Properties Ltd.	25,500	220,627
Swire Pacific Ltd. Class A	8,000	70,702
Swire Properties Ltd.	18,800	29,955
Techtronic Industries Co. Ltd.	24,000	274,201
WH Group Ltd. (d)	143,810	94,677
Wharf Real Estate Investment Co. Ltd.	31,000	82,191
		4,260,233
IRELAND — 0.5%
AerCap Holdings NV	3,532	329,182
AIB Group PLC	27,323	144,543
Bank of Ireland Group PLC	18,100	189,486
Kerry Group PLC Class A	2,730	221,343
Kingspan Group PLC	2,681	228,432
Smurfit Kappa Group PLC	4,446	198,393
		1,311,379
Security Description	Shares	Value
ISRAEL — 0.7%
Azrieli Group Ltd.	765	$44,878
Bank Hapoalim BM	22,329	197,436
Bank Leumi Le-Israel BM	26,212	213,609
Check Point Software Technologies Ltd. (b)	1,564	258,060
Elbit Systems Ltd.	457	79,895
Global-e Online Ltd. (a) (b)	1,572	57,016
ICL Group Ltd.	13,217	57,223
Israel Discount Bank Ltd. Class A	21,016	104,823
Mizrahi Tefahot Bank Ltd.	2,746	93,011
Nice Ltd. (b)	1,112	181,860
Teva Pharmaceutical Industries Ltd. (b)	13,257	218,111
Teva Pharmaceutical Industries Ltd. ADR (b)	6,515	105,869
Wix.com Ltd. (b)	932	148,253
		1,760,044
ITALY — 2.4%
Amplifon SpA (a)	2,080	74,100
Assicurazioni Generali SpA	17,723	442,385
Banco BPM SpA	21,142	136,271
Coca-Cola HBC AG	3,910	133,352
Davide Campari-Milano NV (a)	10,683	101,031
DiaSorin SpA	423	42,189
Enel SpA	142,880	994,437
Ferrari NV	2,214	903,346
FinecoBank Banca Fineco SpA	10,908	162,734
Infrastrutture Wireless Italiane SpA (d)	5,617	58,695
Intesa Sanpaolo SpA	255,974	952,235
Leonardo SpA	7,060	164,043
Mediobanca Banca di Credito Finanziario SpA	9,169	134,530
Moncler SpA	3,645	222,907
Nexi SpA (b) (d)	9,996	61,001
Poste Italiane SpA (d)	7,811	99,578
Prysmian SpA	4,605	285,366
Recordati Industria Chimica e Farmaceutica SpA	1,834	95,724
Snam SpA (a)	34,458	152,560
Telecom Italia SpA (a) (b)	152,730	36,584
Terna - Rete Elettrica Nazionale (a)	24,785	191,734
UniCredit SpA	26,444	980,753
		6,425,555
JAPAN — 22.7%
Advantest Corp.	13,400	535,217
Aeon Co. Ltd.	11,500	245,857
AGC, Inc. (a)	3,300	106,800
Aisin Corp.	2,700	88,003
Ajinomoto Co., Inc.	8,200	287,556
ANA Holdings, Inc.	2,600	47,996
Asahi Group Holdings Ltd.	8,600	303,400
Asahi Kasei Corp.	21,200	135,811

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Asics Corp.	11,600	$177,469
Astellas Pharma, Inc.	31,200	308,392
Bandai Namco Holdings, Inc.	10,400	203,009
Bridgestone Corp. (a)	9,800	385,152
Brother Industries Ltd.	4,200	73,916
Canon, Inc. (a)	17,700	479,086
Capcom Co. Ltd.	6,000	113,129
Central Japan Railway Co.	13,600	293,627
Chiba Bank Ltd.	9,400	83,680
Chugai Pharmaceutical Co. Ltd.	11,700	415,748
Concordia Financial Group Ltd.	19,200	112,937
Dai Nippon Printing Co. Ltd. (a)	3,500	117,755
Daifuku Co. Ltd.	5,100	95,431
Dai-ichi Life Holdings, Inc.	15,800	422,158
Daiichi Sankyo Co. Ltd.	32,400	1,112,630
Daikin Industries Ltd.	4,500	625,793
Daito Trust Construction Co. Ltd.	1,100	113,412
Daiwa House Industry Co. Ltd.	9,800	248,381
Daiwa Securities Group, Inc.	23,700	180,778
Denso Corp.	33,100	514,011
Dentsu Group, Inc. (a)	3,700	93,225
Disco Corp.	1,700	645,083
East Japan Railway Co.	16,200	268,338
Eisai Co. Ltd.	4,500	184,409
FANUC Corp.	16,700	457,729
Fast Retailing Co. Ltd.	3,100	781,649
Fuji Electric Co. Ltd.	2,200	125,167
FUJIFILM Holdings Corp.	19,800	463,059
Fujitsu Ltd.	31,000	485,062
Hamamatsu Photonics KK	2,500	66,953
Hankyu Hanshin Holdings, Inc.	4,200	111,593
Hikari Tsushin, Inc.	300	55,884
Hitachi Construction Machinery Co. Ltd.	1,800	48,206
Hitachi Ltd.	82,000	1,835,646
Honda Motor Co. Ltd.	78,400	838,294
Hoshizaki Corp.	1,800	57,091
Hoya Corp.	6,200	720,944
Hulic Co. Ltd. (a)	6,300	55,790
Ibiden Co. Ltd.	2,000	81,412
Isuzu Motors Ltd.	10,200	135,125
Japan Airlines Co. Ltd.	2,500	39,452
Japan Exchange Group, Inc.	9,000	209,922
Japan Post Bank Co. Ltd.	24,900	235,208
Japan Post Holdings Co. Ltd.	36,400	360,923
Japan Post Insurance Co. Ltd.	3,600	69,847
Japan Real Estate Investment Corp. REIT (a)	24	75,793
Japan Tobacco, Inc. (a)	21,300	575,733
JFE Holdings, Inc.	10,200	146,824
Kajima Corp.	7,700	133,144
Kansai Electric Power Co., Inc.	12,300	206,606
Kao Corp. (a)	8,300	336,623
Kawasaki Kisen Kaisha Ltd. (a)	6,800	98,918
KDDI Corp.	26,400	698,157
Security Description	Shares	Value
Keisei Electric Railway Co. Ltd. (a)	2,300	$74,007
Keyence Corp.	3,300	1,447,314
Kikkoman Corp.	12,500	144,808
Kintetsu Group Holdings Co. Ltd.	3,200	69,666
Kirin Holdings Co. Ltd. (a)	13,900	179,129
Kobe Bussan Co. Ltd. (a)	2,700	60,157
Koito Manufacturing Co. Ltd.	3,600	49,661
Komatsu Ltd.	16,400	476,218
Konami Group Corp.	1,800	129,578
Kubota Corp.	17,500	244,778
Kyocera Corp.	22,900	263,579
Kyowa Kirin Co. Ltd.	4,600	78,568
Lasertec Corp. (a)	1,400	314,099
LY Corp.	45,700	110,486
M3, Inc.	7,400	70,545
Makita Corp.	3,800	103,280
MatsukiyoCocokara & Co.	5,800	83,290
Mazda Motor Corp.	10,100	97,697
McDonald's Holdings Co. Japan Ltd. (a)	1,600	63,061
MEIJI Holdings Co. Ltd.	4,000	86,261
Minebea Mitsumi, Inc.	6,100	124,950
Mitsubishi Chemical Group Corp.	21,600	119,924
Mitsubishi Electric Corp.	33,700	537,888
Mitsubishi Estate Co. Ltd.	19,700	308,616
Mitsubishi HC Capital, Inc.	14,900	98,370
Mitsubishi Heavy Industries Ltd.	55,500	594,470
Mitsubishi UFJ Financial Group, Inc.	194,200	2,087,354
Mitsui Chemicals, Inc.	3,200	88,325
Mitsui Fudosan Co. Ltd.	46,700	426,327
Mitsui OSK Lines Ltd. (a)	6,300	188,694
Mizuho Financial Group, Inc.	42,470	886,574
MonotaRO Co. Ltd. (a)	4,400	51,724
MS&AD Insurance Group Holdings, Inc.	22,500	500,047
Murata Manufacturing Co. Ltd.	30,000	619,545
NEC Corp. (a)	4,200	345,822
Nexon Co. Ltd. (a)	5,900	109,117
NIDEC Corp. (a)	7,300	326,063
Nintendo Co. Ltd.	18,300	973,361
Nippon Building Fund, Inc. REIT (a)	27	94,498
NIPPON EXPRESS HOLDINGS, Inc. (a)	1,300	59,925
Nippon Paint Holdings Co. Ltd.	15,900	103,588
Nippon Prologis REIT, Inc.	38	59,294
Nippon Sanso Holdings Corp.	3,200	94,671
Nippon Steel Corp.	14,800	312,911
Nippon Telegraph & Telephone Corp.	521,100	491,750
Nippon Yusen KK (a)	8,200	238,670
Nissan Chemical Corp. (a)	2,300	72,878
Nissan Motor Co. Ltd.	42,800	145,248
Nissin Foods Holdings Co. Ltd.	3,600	91,354
Nitori Holdings Co. Ltd.	1,500	158,430

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Nitto Denko Corp.	2,600	$205,433
Nomura Holdings, Inc.	52,600	301,487
Nomura Real Estate Holdings, Inc.	2,000	50,118
Nomura Real Estate Master Fund, Inc. REIT (a)	71	62,985
Nomura Research Institute Ltd.	6,800	191,115
NTT Data Group Corp.	11,000	161,519
Obayashi Corp.	11,600	137,879
Obic Co. Ltd.	1,100	141,825
Olympus Corp.	20,100	324,067
Omron Corp.	3,200	109,989
Ono Pharmaceutical Co. Ltd.	6,700	91,487
Oracle Corp.	700	48,303
Oriental Land Co. Ltd.	19,000	529,392
ORIX Corp.	20,600	454,875
Otsuka Corp.	3,800	73,019
Otsuka Holdings Co. Ltd.	7,300	307,230
Pan Pacific International Holdings Corp.	6,800	159,115
Panasonic Holdings Corp.	40,600	332,402
Rakuten Group, Inc. (b)	25,700	132,590
Recruit Holdings Co. Ltd.	25,900	1,385,809
Renesas Electronics Corp.	25,600	478,866
Resona Holdings, Inc. (a)	36,900	244,188
Ricoh Co. Ltd.	9,400	80,379
Rohm Co. Ltd.	5,900	78,857
SBI Holdings, Inc.	4,500	113,773
SCREEN Holdings Co. Ltd.	1,500	135,211
SCSK Corp.	2,800	55,927
Secom Co. Ltd. (a)	3,500	206,636
Seiko Epson Corp.	4,800	74,569
Sekisui Chemical Co. Ltd.	6,800	94,099
Sekisui House Ltd.	10,400	230,357
Seven & i Holdings Co. Ltd.	39,300	478,851
SG Holdings Co. Ltd.	5,500	50,688
Shimadzu Corp. (a)	4,200	105,091
Shimano, Inc.	1,400	216,231
Shin-Etsu Chemical Co. Ltd.	31,400	1,217,663
Shionogi & Co. Ltd.	4,300	167,792
Shiseido Co. Ltd.	7,100	202,504
Shizuoka Financial Group, Inc.	7,800	74,868
SMC Corp.	1,000	474,574
SoftBank Corp.	50,100	611,845
SoftBank Group Corp.	18,000	1,162,626
Sompo Holdings, Inc.	15,700	335,257
Sony Group Corp.	21,900	1,856,994
Subaru Corp.	10,400	220,465
SUMCO Corp. (a)	6,100	87,806
Sumitomo Electric Industries Ltd.	12,400	192,907
Sumitomo Metal Mining Co. Ltd.	4,500	136,460
Sumitomo Mitsui Financial Group, Inc.	21,900	1,460,136
Sumitomo Mitsui Trust Holdings, Inc.	11,600	264,652
Sumitomo Realty & Development Co. Ltd. (a)	4,900	143,808
Security Description	Shares	Value
Suntory Beverage & Food Ltd. (a)	2,500	$88,695
Suzuki Motor Corp.	27,600	317,590
Sysmex Corp. (a)	8,600	138,522
T&D Holdings, Inc.	9,000	157,133
Taisei Corp.	2,900	107,285
Takeda Pharmaceutical Co. Ltd.	27,908	723,811
TDK Corp.	6,800	417,021
Terumo Corp.	23,800	392,524
TIS, Inc.	4,000	77,533
Toho Co. Ltd.	2,100	61,410
Tokio Marine Holdings, Inc.	32,800	1,224,444
Tokyo Electric Power Co. Holdings, Inc. (b)	26,100	140,543
Tokyo Electron Ltd.	8,300	1,800,758
Tokyu Corp.	9,000	99,142
TOPPAN Holdings, Inc.	3,800	104,721
Toray Industries, Inc.	23,900	113,141
TOTO Ltd.	2,500	59,026
Toyota Industries Corp.	2,700	227,686
Toyota Motor Corp.	185,700	3,798,042
Toyota Tsusho Corp.	10,800	210,280
Trend Micro, Inc.	2,500	101,501
Unicharm Corp.	7,100	228,060
West Japan Railway Co.	7,800	145,226
Yakult Honsha Co. Ltd. (a)	4,600	82,257
Yamaha Motor Co. Ltd. (a)	15,300	141,624
Yamato Holdings Co. Ltd.	4,900	53,871
Yaskawa Electric Corp. (a)	4,300	154,427
Yokogawa Electric Corp.	4,100	99,148
Zensho Holdings Co. Ltd. (a)	1,800	68,818
ZOZO, Inc.	2,400	60,097
		60,830,568
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	2,941	70,302
LUXEMBOURG — 0.1%
ArcelorMittal SA	8,109	185,723
Eurofins Scientific SE	2,406	120,035
		305,758
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	39,000	181,827
Sands China Ltd. (b)	42,400	88,413
		270,240
NETHERLANDS — 5.4%
ABN AMRO Bank NV GDR (d)	7,422	122,102
Adyen NV (b) (d)	382	455,754
Aegon Ltd.	23,430	144,841
Akzo Nobel NV	2,929	178,241
Argenx SE (b)	1,031	451,493
ASM International NV	830	633,184
ASML Holding NV	6,996	7,229,539
ASR Nederland NV	2,774	132,330
BE Semiconductor Industries NV	1,337	223,752
Euronext NV (d)	1,379	127,842
EXOR NV	1,718	179,892

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Heineken Holding NV	2,249	$177,524
Heineken NV	5,093	492,896
IMCD NV	1,007	139,547
ING Groep NV	58,168	995,096
JDE Peet's NV (a)	1,598	31,855
Koninklijke Ahold Delhaize NV	16,451	486,449
Koninklijke KPN NV	68,426	262,542
Koninklijke Philips NV (b)	13,984	353,552
NN Group NV	5,045	234,933
OCI NV	1,764	43,086
Randstad NV	1,876	85,109
Universal Music Group NV	14,321	426,382
Wolters Kluwer NV	4,357	722,857
		14,330,798
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	23,894	111,091
Fisher & Paykel Healthcare Corp. Ltd.	10,444	191,431
Mercury NZ Ltd.	12,027	48,113
Meridian Energy Ltd.	22,548	86,422
Spark New Zealand Ltd.	30,665	77,733
Xero Ltd. (b)	2,557	232,929
		747,719
NORWAY — 0.4%
DNB Bank ASA	14,722	289,946
Gjensidige Forsikring ASA	3,611	64,708
Kongsberg Gruppen ASA	1,497	122,319
Mowi ASA	8,118	135,484
Norsk Hydro ASA	23,666	147,808
Orkla ASA	12,800	104,288
Salmar ASA	1,240	65,450
Telenor ASA	10,703	122,335
		1,052,338
POLAND — 0.0% (c)
InPost SA (b)	3,357	59,221
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	54,487	204,329
Jeronimo Martins SGPS SA	4,910	96,037
		300,366
SINGAPORE — 1.6%
CapitaLand Ascendas REIT	64,870	122,536
CapitaLand Integrated Commercial Trust REIT	90,309	131,940
CapitaLand Investment Ltd.	43,805	85,978
DBS Group Holdings Ltd.	35,250	930,897
Genting Singapore Ltd.	106,000	67,656
Grab Holdings Ltd. Class A (b)	36,077	128,073
Keppel Ltd.	24,900	118,873
Oversea-Chinese Banking Corp. Ltd.	59,889	637,667
Sea Ltd. ADR (b)	6,489	463,444
Sembcorp Industries Ltd.	15,400	54,657
Singapore Airlines Ltd. (a)	25,900	131,865
Security Description	Shares	Value
Singapore Exchange Ltd.	14,800	$103,526
Singapore Technologies Engineering Ltd.	25,600	81,792
Singapore Telecommunications Ltd.	146,200	296,661
STMicroelectronics NV	11,892	469,854
United Overseas Bank Ltd.	22,371	517,162
		4,342,581
SOUTH AFRICA — 0.3%
Anglo American PLC	22,434	709,537
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (b) (d)	2,978	70,696
SPAIN — 2.6%
Abertis Infraestructuras SA (b)	132	425
Acciona SA (a)	416	49,177
ACS Actividades de Construccion y Servicios SA (a)	3,599	155,369
Aena SME SA (d)	1,318	265,563
Amadeus IT Group SA	7,865	523,798
Banco Bilbao Vizcaya Argentaria SA	102,961	1,031,979
Banco de Sabadell SA	93,991	181,373
Banco Santander SA	276,667	1,284,071
CaixaBank SA	66,207	350,742
Cellnex Telecom SA (b) (d)	8,588	279,531
EDP Renovaveis SA	5,538	77,457
Endesa SA (a)	5,429	102,028
Grifols SA (a) (b)	4,968	41,850
Iberdrola SA	101,050	1,312,059
Industria de Diseno Textil SA	19,162	952,090
Redeia Corp. SA (a)	7,064	123,556
Telefonica SA (a)	79,988	339,480
		7,070,548
SWEDEN — 3.5%
Alfa Laval AB	5,096	223,325
Assa Abloy AB Class B	17,517	495,561
Atlas Copco AB Class A	47,402	891,624
Atlas Copco AB Class B	27,464	443,850
Beijer Ref AB (a)	6,579	101,572
Boliden AB	4,929	157,827
Epiroc AB Class A	11,730	234,263
Epiroc AB Class B	6,760	123,708
EQT AB	6,638	196,316
Essity AB Class B	10,781	276,290
Evolution AB (d)	3,207	334,321
Fastighets AB Balder Class B (b)	11,802	80,930
Getinge AB Class B	3,772	64,130
H & M Hennes & Mauritz AB Class B (a)	9,901	156,740
Hexagon AB Class B	36,410	411,367
Holmen AB Class B	1,262	49,716
Husqvarna AB Class B	5,767	46,255
Industrivarden AB Class A	2,149	73,174
Industrivarden AB Class C (a)	2,501	84,451
Indutrade AB	4,565	117,076

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Investment AB Latour Class B	2,457	$66,400
Investor AB Class B	30,553	837,235
L E Lundbergforetagen AB Class B (a)	1,375	68,035
Lifco AB Class B	4,209	115,656
Nibe Industrier AB Class B (a)	26,688	113,252
Saab AB Class B	5,466	131,615
Sagax AB Class B	3,665	93,855
Sandvik AB	18,759	376,236
Securitas AB Class B	8,324	82,688
Skandinaviska Enskilda Banken AB Class A	28,110	415,404
Skanska AB Class B	6,088	109,685
SKF AB Class B	6,346	127,517
Svenska Cellulosa AB SCA Class B	10,748	158,883
Svenska Handelsbanken AB Class A	25,803	245,964
Swedbank AB Class A	15,119	311,368
Swedish Orphan Biovitrum AB (a) (b)	3,265	87,435
Tele2 AB Class B	9,711	97,842
Telefonaktiebolaget LM Ericsson Class B	48,140	299,108
Telia Co. AB	39,946	107,237
Trelleborg AB Class B	3,701	144,123
Volvo AB Class A	3,344	87,277
Volvo AB Class B	27,723	709,685
Volvo Car AB Class B (a) (b)	14,114	43,694
		9,392,690
SWITZERLAND — 7.0%
ABB Ltd.	27,971	1,553,875
Adecco Group AG	2,696	89,467
Alcon, Inc.	8,786	784,346
Avolta AG	1,676	65,093
Bachem Holding AG	618	56,704
Baloise Holding AG	812	142,954
Banque Cantonale Vaudoise	510	54,116
Barry Callebaut AG	60	97,752
BKW AG	351	55,974
Chocoladefabriken Lindt & Spruengli AG (e)	18	210,127
Chocoladefabriken Lindt & Spruengli AG (e)	2	231,026
Cie Financiere Richemont SA Class A	9,398	1,466,803
Clariant AG	3,961	62,329
DSM-Firmenich AG	3,228	365,335
EMS-Chemie Holding AG (a)	116	95,075
Geberit AG	593	350,283
Givaudan SA	163	772,735
Helvetia Holding AG	635	85,859
Julius Baer Group Ltd.	3,655	204,185
Kuehne & Nagel International AG	836	240,399
Logitech International SA	2,701	261,263
Lonza Group AG	1,315	717,645
Security Description	Shares	Value
Novartis AG	34,495	$3,691,725
Partners Group Holding AG	396	508,551
Sandoz Group AG	7,142	258,625
Schindler Holding AG (e)	721	181,173
Schindler Holding AG (e)	393	97,966
SGS SA	2,596	231,115
SIG Group AG	5,170	94,643
Sika AG	2,691	770,226
Sonova Holding AG	905	279,577
Straumann Holding AG	1,966	243,507
Swatch Group AG	872	35,614
Swatch Group AG Bearer Shares	522	106,915
Swiss Life Holding AG	523	384,480
Swiss Prime Site AG	1,359	128,852
Swisscom AG	444	249,769
Temenos AG	1,137	78,449
UBS Group AG	57,520	1,693,083
VAT Group AG (d)	481	272,670
Zurich Insurance Group AG	2,558	1,363,830
		18,634,115
UNITED KINGDOM — 11.5%
3i Group PLC	17,002	658,951
Admiral Group PLC	4,540	150,075
Ashtead Group PLC	7,652	510,922
Associated British Foods PLC	5,951	186,111
AstraZeneca PLC	27,137	4,238,586
Auto Trader Group PLC (d)	16,271	164,792
Aviva PLC	47,624	286,920
BAE Systems PLC	53,240	888,369
Barclays PLC	265,811	701,928
Barratt Developments PLC	16,606	99,123
Berkeley Group Holdings PLC	1,975	114,544
British American Tobacco PLC	35,082	1,077,635
BT Group PLC (a)	116,147	206,064
Bunzl PLC	5,990	227,916
Burberry Group PLC	6,514	72,281
Coca-Cola Europacific Partners PLC (e)	209	15,230
Coca-Cola Europacific Partners PLC (e)	3,439	252,105
Compass Group PLC	30,032	820,010
Croda International PLC	2,369	118,229
DCC PLC	1,689	118,283
Diageo PLC	38,890	1,223,859
Entain PLC	10,878	86,631
Flutter Entertainment PLC (b)	3,127	571,778
Halma PLC	6,726	230,073
Hargreaves Lansdown PLC	5,824	83,339
HSBC Holdings PLC	330,407	2,856,427
Imperial Brands PLC	14,665	375,210
Informa PLC	24,100	260,718
InterContinental Hotels Group PLC	2,934	308,800
Intertek Group PLC	2,863	173,500
J Sainsbury PLC	29,507	95,114
JD Sports Fashion PLC	42,643	64,416

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Kingfisher PLC	32,346	$101,731
Land Securities Group PLC REIT	11,802	92,423
Legal & General Group PLC	105,340	302,274
Lloyds Banking Group PLC	1,114,218	771,003
London Stock Exchange Group PLC	7,952	944,899
M&G PLC	37,531	96,784
Melrose Industries PLC	23,467	164,164
National Grid PLC	84,493	942,683
NatWest Group PLC	113,933	449,063
Next PLC	2,145	245,011
Pearson PLC	11,315	141,717
Persimmon PLC	5,754	98,339
Phoenix Group Holdings PLC	12,535	82,634
Reckitt Benckiser Group PLC	12,458	674,336
RELX PLC (e)	18,913	870,009
RELX PLC (e)	13,907	640,312
Rentokil Initial PLC	43,970	256,346
Rolls-Royce Holdings PLC (b)	147,948	854,312
Sage Group PLC	17,754	244,290
Schroders PLC	14,920	68,614
Segro PLC REIT	22,139	251,369
Severn Trent PLC	4,666	140,379
Smith & Nephew PLC	15,366	190,473
Smiths Group PLC	5,914	127,464
Spirax Group PLC	1,251	134,102
SSE PLC	19,097	431,994
Standard Chartered PLC	39,457	357,123
Taylor Wimpey PLC	59,082	106,165
Tesco PLC	122,628	474,343
Unilever PLC	43,831	2,407,423
United Utilities Group PLC	12,049	149,661
Vodafone Group PLC	401,965	354,467
Whitbread PLC	3,158	118,763
Wise PLC Class A (b)	10,676	91,972
WPP PLC	19,093	174,837
		30,789,418
UNITED STATES — 7.6%
CSL Ltd.	8,450	1,665,968
CyberArk Software Ltd. (b)	737	201,511
Experian PLC	16,227	756,092
Ferrovial SE	9,033	351,037
GSK PLC	72,513	1,401,995
Haleon PLC	120,592	491,772
Holcim AG	9,161	811,706
James Hardie Industries PLC CDI (b)	7,676	242,480
Monday.com Ltd. (b)	629	151,438
Nestle SA	46,740	4,770,747
Qiagen NV (b)	3,777	156,050
Roche Holding AG	12,295	3,413,758
Roche Holding AG Bearer Shares	544	165,755
Sanofi SA	19,968	1,924,780
Schneider Electric SE	9,522	2,289,028
Security Description	Shares	Value
Stellantis NV (e)	17,198	$340,549
Stellantis NV (e)	21,900	433,516
Swiss Re AG	5,331	661,481
Tenaris SA	8,375	128,804
		20,358,467
TOTAL COMMON STOCKS (Cost $248,311,883)		265,987,961

RIGHTS — 0.0%
ITALY — 0.0%
Amplifon SpA (expiring 07/09/24) (b) (Cost $0)	2,080	—
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (f) (g)	153,452	153,498
State Street Navigator Securities Lending Portfolio II (h) (i)	5,535,536	5,535,536
TOTAL SHORT-TERM INVESTMENTS (Cost $5,689,019)		5,689,034
TOTAL INVESTMENTS — 101.4% (Cost $254,000,902)		271,676,995
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(3,825,644)
NET ASSETS — 100.0%		$267,851,351
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$265,987,536	$425	$—	$265,987,961
Rights	—	0(a)	—	0
Short-Term Investments	5,689,034	—	—	5,689,034
TOTAL INVESTMENTS	$271,676,570	$425	$—	$271,676,995
(a)	The Fund held a Level 2 security that was valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	44,289	$44,298	$8,041,655	$7,932,672	$202	$15	153,452	$153,498	$11,708
State Street Navigator Securities Lending Portfolio II	3,114,574	3,114,574	36,470,046	34,049,084	—	—	5,535,536	5,535,536	29,771
Total		$3,158,872	$44,511,701	$41,981,756	$202	$15		$5,689,034	$41,479
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.4%
BRAZIL — 3.5%
Ambev SA	61,962	$127,283
B3 SA - Brasil Bolsa Balcao	105,001	193,576
Banco Bradesco SA Preference Shares	75,491	168,258
Banco BTG Pactual SA	2,816	15,671
Banco Santander Brasil SA	5,050	24,966
BB Seguridade Participacoes SA	15,228	90,280
Centrais Eletricas Brasileiras SA	7,322	47,258
Centrais Eletricas Brasileiras SA Class B, Preference Shares	8,353	60,304
Cia Siderurgica Nacional SA	18,190	42,278
Cosan SA	27,459	66,936
Equatorial Energia SA	28,894	159,648
Equatorial Energia SA (a)	458	2,564
Gerdau SA Preference Shares	17,293	57,224
Hapvida Participacoes e Investimentos SA (a) (b)	53,538	36,917
Itau Unibanco Holding SA Preference Shares	66,501	388,031
Itausa SA (c)	3	5
Itausa SA Preference Shares	95,079	168,095
Klabin SA	9,531	36,789
Localiza Rent a Car SA	13,357	100,999
Lojas Renner SA	24,424	54,877
Magazine Luiza SA (a)	6,230	13,516
Natura & Co. Holding SA	9,535	26,677
Rumo SA	22,734	84,806
Sendas Distribuidora SA (a)	7,944	14,788
Suzano SA	8,419	86,411
Telefonica Brasil SA	9,494	77,498
TOTVS SA	4,600	25,201
Vale SA	45,119	505,415
WEG SA	20,263	153,912
		2,830,183
CHILE — 0.4%
Banco Santander Chile	1,279,147	59,897
Cencosud SA	27,857	52,384
Empresas CMPC SA	48,090	90,176
Enel Americas SA	626,549	58,146
Falabella SA (a)	9,981	30,675
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,606	64,699
		355,977
CHINA — 25.7%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	12,500	22,343
AAC Technologies Holdings, Inc.	8,500	33,423
AECC Aero-Engine Control Co. Ltd. Class A	6,500	17,868
Security Description	Shares	Value
Agricultural Bank of China Ltd. Class A	61,200	$36,548
Agricultural Bank of China Ltd. Class H	337,000	144,168
Aier Eye Hospital Group Co. Ltd. Class A	5,180	7,322
Air China Ltd. Class A (a)	21,000	21,228
Airtac International Group	2,092	63,711
Akeso, Inc. (a) (b)	5,000	24,176
Alibaba Group Holding Ltd.	179,700	1,622,672
Alibaba Group Holding Ltd. ADR	588	42,265
Alibaba Health Information Technology Ltd. (a) (d)	46,000	18,441
Anhui Conch Cement Co. Ltd. Class H	22,000	52,412
Anhui Gujing Distillery Co. Ltd. Class B	1,500	22,321
Anjoy Foods Group Co. Ltd. Class A	900	9,160
ANTA Sports Products Ltd.	17,095	164,219
Autohome, Inc. ADR	647	17,760
AviChina Industry & Technology Co. Ltd. Class H	11,000	4,945
Baidu, Inc. Class A (a)	30,212	329,889
Bank of China Ltd. Class H	919,509	453,430
Bank of Communications Co. Ltd. Class H	81,000	63,597
BeiGene Ltd. (a)	8,603	94,984
Beijing Enterprises Holdings Ltd.	7,000	23,491
Beijing Enterprises Water Group Ltd. (d)	152,000	46,725
Bilibili, Inc. Class Z (a) (d)	2,255	36,652
Bosideng International Holdings Ltd.	56,000	34,931
BYD Co. Ltd. Class A	1,400	47,988
BYD Co. Ltd. Class H (d)	11,636	345,768
BYD Electronic International Co. Ltd.	9,000	44,957
Caitong Securities Co. Ltd. Class A	43,310	39,212
CGN Power Co. Ltd. Class H (b)	344,000	151,569
China CITIC Bank Corp. Ltd. Class H (a)	57,000	36,577
China Construction Bank Corp. Class H	1,113,340	822,806
China Eastern Airlines Corp. Ltd. Class A (a)	30,900	16,972
China Feihe Ltd. (b)	29,000	13,409
China Hongqiao Group Ltd. (d)	19,000	28,765
China International Capital Corp. Ltd. Class H (b) (d)	18,400	20,480
China Life Insurance Co. Ltd. Class H	115,000	162,615
China Literature Ltd. (a) (b) (d)	2,200	7,087
China Longyuan Power Group Corp. Ltd. Class H (d)	59,000	53,050
China Mengniu Dairy Co. Ltd.	38,000	68,140

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
China Merchants Bank Co. Ltd. Class A	17,600	$82,421
China Merchants Bank Co. Ltd. Class H	46,000	208,866
China Merchants Port Holdings Co. Ltd.	35,989	53,564
China Minsheng Banking Corp. Ltd. Class H	111,300	38,490
China National Building Material Co. Ltd. Class H (d)	50,000	17,932
China Oilfield Services Ltd. Class H	36,000	34,583
China Overseas Land & Investment Ltd.	36,500	63,300
China Pacific Insurance Group Co. Ltd. Class H	32,400	79,097
China Railway Group Ltd. Class H	152,000	83,910
China Resources Beer Holdings Co. Ltd.	23,000	77,331
China Resources Gas Group Ltd.	15,300	53,597
China Resources Land Ltd.	34,500	117,321
China Resources Mixc Lifestyle Services Ltd. (b)	6,800	22,515
China Ruyi Holdings Ltd. (a) (d)	48,000	12,911
China State Construction International Holdings Ltd.	22,000	30,038
China Taiping Insurance Holdings Co. Ltd.	40,430	41,324
China Tourism Group Duty Free Corp. Ltd. Class A	1,400	11,983
China Tower Corp. Ltd. Class H (b)	528,000	68,304
China Vanke Co. Ltd. Class H	33,900	20,190
China Yangtze Power Co. Ltd. Class A	15,200	60,210
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	4,800	18,429
Chow Tai Fook Jewellery Group Ltd. (d)	24,200	26,192
CITIC Securities Co. Ltd. Class A	8,800	21,973
CITIC Securities Co. Ltd. Class H	18,750	27,618
CMOC Group Ltd. Class A	53,800	62,637
CMOC Group Ltd. Class H	51,000	46,640
Contemporary Amperex Technology Co. Ltd. Class A	4,780	117,869
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	4,100	8,766
COSCO SHIPPING Holdings Co. Ltd. Class A	31,200	66,196
COSCO SHIPPING Holdings Co. Ltd. Class H	41,850	73,222
Country Garden Holdings Co. Ltd. (a)	133,460	8,291
Security Description	Shares	Value
CRRC Corp. Ltd. Class H	50,000	$32,277
CSPC Pharmaceutical Group Ltd.	124,640	99,298
Dongfang Electric Corp. Ltd. Class A	17,300	43,719
East Money Information Co. Ltd. Class A	7,416	10,727
ENN Energy Holdings Ltd.	9,000	74,180
Eve Energy Co. Ltd. Class A	2,300	12,576
Flat Glass Group Co. Ltd. Class A	5,800	15,968
Flat Glass Group Co. Ltd. Class H (d)	5,000	7,365
Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,288	20,245
Foxconn Industrial Internet Co. Ltd. Class A	3,600	13,511
Fuyao Glass Industry Group Co. Ltd. Class A	3,900	25,587
Ganfeng Lithium Group Co. Ltd. Class A	3,520	13,813
Ganfeng Lithium Group Co. Ltd. Class H (b) (d)	3,680	7,174
GCL Technology Holdings Ltd. (a) (d)	247,000	36,699
Geely Automobile Holdings Ltd.	84,000	94,572
Genscript Biotech Corp. (a) (d)	20,000	21,313
GoerTek, Inc. Class A	11,700	31,266
Goldwind Science & Technology Co. Ltd. Class A	17,539	16,144
Great Wall Motor Co. Ltd. Class H	59,213	91,314
GRG Banking Equipment Co. Ltd. Class A	20,900	29,944
Guangdong Investment Ltd.	70,801	41,443
Guangzhou Automobile Group Co. Ltd. Class H (d)	26,000	9,191
Guangzhou Haige Communications Group, Inc. Co. Class A	23,600	33,489
H World Group Ltd. ADR	2,608	86,899
Haidilao International Holding Ltd. (b)	11,000	19,781
Haier Smart Home Co. Ltd. Class A	20,900	81,243
Haier Smart Home Co. Ltd. Class H	21,600	72,208
Haitong Securities Co. Ltd. Class A	27,900	32,712
Hangzhou First Applied Material Co. Ltd. Class A	5,096	10,261
Hangzhou Silan Microelectronics Co. Ltd. Class A (a)	8,900	21,345
Hangzhou Tigermed Consulting Co. Ltd. Class A	3,300	21,967
Hansoh Pharmaceutical Group Co. Ltd. (b)	18,000	37,626

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Hengan International Group Co. Ltd.	11,500	$35,056
Hengli Petrochemical Co. Ltd. Class A	5,400	10,318
Hithink RoyalFlush Information Network Co. Ltd. Class A	2,100	29,828
Hua Hong Semiconductor Ltd. (b) (d)	11,000	31,067
Huaneng Power International, Inc. Class H (a)	114,000	84,543
Huatai Securities Co. Ltd. Class H (b)	61,200	67,648
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (d)	7,800	28,123
Industrial & Commercial Bank of China Ltd. Class A	47,600	37,163
Industrial & Commercial Bank of China Ltd. Class H	753,857	448,023
Industrial Bank Co. Ltd. Class A (a)	16,300	39,339
Innovent Biologics, Inc. (a) (b)	18,000	84,843
iQIYI, Inc. ADR (a)	3,859	14,163
JA Solar Technology Co. Ltd. Class A	5,276	8,094
JD Health International, Inc. (a) (b) (d)	15,150	41,235
JD Logistics, Inc. (a) (b)	23,000	24,687
JD.com, Inc. Class A	26,634	352,395
Jiangsu Hengli Hydraulic Co. Ltd. Class A	100	638
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A (a)	3,692	19,449
Jiangxi Copper Co. Ltd. Class A	6,800	22,056
Jiangxi Copper Co. Ltd. Class H	16,000	31,929
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	23,600	36,107
Kanzhun Ltd. ADR	1,800	33,858
KE Holdings, Inc. ADR	6,917	97,876
Kingdee International Software Group Co. Ltd. (a)	25,000	23,439
Kingsoft Corp. Ltd.	20,800	60,076
Kuaishou Technology (a) (b)	28,600	169,056
Kuang-Chi Technologies Co. Ltd. Class A (a)	4,400	10,456
Kweichow Moutai Co. Ltd. Class A	1,100	221,088
Lenovo Group Ltd.	115,880	163,562
Lens Technology Co. Ltd. Class A	12,300	30,746
Li Auto, Inc. Class A (a)	13,004	117,092
Li Ning Co. Ltd.	27,500	59,527
Longfor Group Holdings Ltd. (b) (d)	24,167	33,183
LONGi Green Energy Technology Co. Ltd. Class A (a)	8,880	17,052
Security Description	Shares	Value
Luxshare Precision Industry Co. Ltd. Class A (a)	13,629	$73,383
Luzhou Laojiao Co. Ltd. Class A	1,300	25,550
Mango Excellent Media Co. Ltd. Class A	3,900	11,164
Maxscend Microelectronics Co. Ltd. Class A	288	3,067
Meituan Class B (a) (b)	61,459	874,567
Muyuan Foods Co. Ltd. Class A	6,386	38,137
NARI Technology Co. Ltd. Class A	14,136	48,328
NAURA Technology Group Co. Ltd. Class A	1,400	61,342
NetEase, Inc.	25,130	479,914
New China Life Insurance Co. Ltd. Class H	26,200	50,001
New Oriental Education & Technology Group, Inc. (a)	21,100	161,343
Ningbo Orient Wires & Cables Co. Ltd. Class A	1,500	10,028
NIO, Inc. ADR (a)	17,239	71,714
Nongfu Spring Co. Ltd. Class H (b)	19,200	91,114
OFILM Group Co. Ltd. Class A (a)	22,900	24,497
PDD Holdings, Inc. ADR (a)	6,600	877,470
People's Insurance Co. Group of China Ltd. Class H (a)	111,000	38,102
Pharmaron Beijing Co. Ltd. Class A	2,450	6,235
PICC Property & Casualty Co. Ltd. Class H (a)	120,000	149,089
Ping An Bank Co. Ltd. Class A	15,000	20,854
Ping An Insurance Group Co. of China Ltd. Class A	9,200	52,119
Ping An Insurance Group Co. of China Ltd. Class H	74,500	337,795
Pop Mart International Group Ltd. (b)	10,600	51,932
Postal Savings Bank of China Co. Ltd. Class H (b) (d)	62,000	36,371
Qifu Technology, Inc. ADR	1,134	22,374
Sangfor Technologies, Inc. Class A	1,100	7,613
Seazen Holdings Co. Ltd. Class A (a)	5,900	7,168
Seres Group Co. Ltd. Class A (a)	1,100	13,729
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	52,000	24,777
Shanghai Baosight Software Co. Ltd. Class A	17,611	77,021
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	11,300	34,268
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	9,600	24,300

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (a)	840	$24,263
Shenzhen Kangtai Biological Products Co. Ltd. Class A	3,800	8,125
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	800	31,877
Shenzhou International Group Holdings Ltd.	10,643	104,216
Silergy Corp.	4,000	56,964
Sinopharm Group Co. Ltd. Class H	21,600	57,407
Smoore International Holdings Ltd. (b) (d)	25,000	30,324
SooChow Securities Co. Ltd. Class A	28,690	23,185
Sungrow Power Supply Co. Ltd. Class A	3,640	30,926
Sunny Optical Technology Group Co. Ltd.	10,100	62,418
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	7,700	21,832
Suzhou TFC Optical Communication Co. Ltd. Class A	700	8,478
TAL Education Group ADR (a)	4,178	44,579
Tencent Holdings Ltd.	75,595	3,605,756
Tencent Music Entertainment Group ADR	5,502	77,303
Thunder Software Technology Co. Ltd. Class A	1,400	8,742
Tianma Microelectronics Co. Ltd. Class A (a)	22,500	22,436
Tingyi Cayman Islands Holding Corp.	24,000	28,926
Tongcheng Travel Holdings Ltd.	15,600	31,051
Tongwei Co. Ltd. Class A	1,400	3,665
Topsports International Holdings Ltd. (b)	27,000	14,352
TravelSky Technology Ltd. Class H	13,000	15,252
Trina Solar Co. Ltd. Class A	3,558	8,246
Trip.com Group Ltd. (a)	7,140	342,578
Tsingtao Brewery Co. Ltd. Class A	7,200	71,765
Vipshop Holdings Ltd. ADR	4,991	64,983
Walvax Biotechnology Co. Ltd. Class A	6,800	10,599
Wanhua Chemical Group Co. Ltd. Class A	2,400	26,581
Want Want China Holdings Ltd.	109,000	65,896
Weichai Power Co. Ltd. Class A	45,300	100,765
Weichai Power Co. Ltd. Class H	23,000	44,012
Will Semiconductor Co. Ltd. Shanghai Class A	1,320	17,966
Wingtech Technology Co. Ltd. Class A (a)	1,600	6,191
Security Description	Shares	Value
Wuliangye Yibin Co. Ltd. Class A (a)	4,642	$81,410
WuXi AppTec Co. Ltd. Class A	5,272	28,299
WuXi AppTec Co. Ltd. Class H (b)	4,780	17,877
Wuxi Biologics Cayman, Inc. (a) (b)	44,000	65,036
Xiaomi Corp. Class B (a) (b)	196,400	414,565
Xinyi Solar Holdings Ltd.	59,281	29,840
XPeng, Inc. Class A (a) (d)	9,490	35,918
Yadea Group Holdings Ltd. (b) (d)	24,000	30,340
Yum China Holdings, Inc.	4,895	150,962
Yunnan Energy New Material Co. Ltd. Class A	1,400	6,069
Zhaojin Mining Industry Co. Ltd. Class H	18,500	31,041
Zhejiang Dahua Technology Co. Ltd. Class A	15,000	31,763
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,450	10,457
Zhejiang NHU Co. Ltd. Class A	14,256	37,491
Zhongji Innolight Co. Ltd. Class A	5,320	100,471
Zhongsheng Group Holdings Ltd.	7,000	10,239
Zhuzhou CRRC Times Electric Co. Ltd. Class H (a)	17,700	69,826
Zijin Mining Group Co. Ltd. Class A	35,800	86,155
Zijin Mining Group Co. Ltd. Class H (d)	58,000	122,427
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	13,800	14,517
ZTE Corp. Class A (a)	5,900	22,603
ZTE Corp. Class H (a)	9,200	20,362
ZTO Express Cayman, Inc. ADR	5,349	110,992
		20,979,053
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	12,711	104,531
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	33,581	54,116
GREECE — 0.4%
Alpha Services & Holdings SA (a)	28,751	46,945
Eurobank Ergasias Services & Holdings SA Class A (a)	33,001	71,480
Hellenic Telecommunications Organization SA	2,964	42,694
Jumbo SA	1,078	31,056
Metlen Energy & Metals SA	1,289	48,159
Motor Oil Hellas Corinth Refineries SA	825	20,725

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
National Bank of Greece SA (a)	7,038	$58,715
OPAP SA	2,663	41,784
		361,558
HONG KONG — 0.1%
Orient Overseas International Ltd.	2,000	32,457
Sino Biopharmaceutical Ltd.	196,250	67,114
		99,571
HUNGARY — 0.3%
OTP Bank Nyrt	4,625	230,004
INDIA — 17.1%
Adani Green Energy Ltd. (a)	4,824	103,483
Adani Ports & Special Economic Zone Ltd.	10,899	193,192
Ambuja Cements Ltd.	10,129	81,415
Apollo Hospitals Enterprise Ltd.	911	67,578
Asian Paints Ltd.	4,624	161,756
Aurobindo Pharma Ltd.	9,312	134,854
Avenue Supermarts Ltd. (a) (b)	2,182	123,423
Axis Bank Ltd.	31,568	478,986
Bajaj Auto Ltd.	1,353	154,169
Bajaj Finance Ltd.	2,470	210,768
Bajaj Finserv Ltd.	6,474	123,300
Balkrishna Industries Ltd.	1,509	58,433
Bandhan Bank Ltd. (b)	14,670	35,850
Bharat Electronics Ltd.	88,025	322,912
Bharat Forge Ltd.	5,913	118,444
Bharat Heavy Electricals Ltd.	12,033	43,413
Bharti Airtel Ltd.	26,207	453,836
Britannia Industries Ltd. (a)	776	50,955
Cholamandalam Investment & Finance Co. Ltd.	8,729	149,012
Cipla Ltd.	5,814	103,245
Container Corp. of India Ltd.	4,054	50,678
Dabur India Ltd.	8,937	64,380
Divi's Laboratories Ltd.	1,584	87,313
DLF Ltd.	5,233	51,757
Dr Reddy's Laboratories Ltd.	1,921	147,491
Eicher Motors Ltd.	1,979	110,901
Godrej Consumer Products Ltd.	5,742	94,740
Grasim Industries Ltd.	5,270	168,770
Havells India Ltd.	4,250	92,882
HCL Technologies Ltd.	16,817	294,362
HDFC Bank Ltd.	33,096	668,290
HDFC Life Insurance Co. Ltd. (b)	4,278	30,528
Hero MotoCorp Ltd.	848	56,741
Hindalco Industries Ltd.	25,265	210,134
Hindustan Aeronautics Ltd.	2,323	146,651
Hindustan Unilever Ltd.	11,418	338,627
ICICI Bank Ltd.	63,690	916,235
ICICI Lombard General Insurance Co. Ltd. (b)	1,755	37,663
Indian Hotels Co. Ltd.	9,869	73,975
Info Edge India Ltd.	1,095	89,108
Security Description	Shares	Value
Infosys Ltd.	44,747	$840,742
InterGlobe Aviation Ltd. (a) (b)	3,415	173,161
ITC Ltd.	47,976	244,461
Jio Financial Services Ltd. (a)	32,691	140,408
Jubilant Foodworks Ltd.	8,589	58,015
Kotak Mahindra Bank Ltd.	12,897	278,781
Larsen & Toubro Ltd.	8,439	359,111
LTIMindtree Ltd. (b)	508	32,806
Lupin Ltd.	3,742	72,758
Mahindra & Mahindra Ltd.	13,230	454,814
Marico Ltd.	7,691	56,538
Maruti Suzuki India Ltd.	1,867	269,431
Max Healthcare Institute Ltd.	6,730	75,918
Muthoot Finance Ltd.	3,484	75,032
Nestle India Ltd.	3,961	121,206
Page Industries Ltd.	61	28,602
Petronet LNG Ltd.	10,206	40,420
PI Industries Ltd.	1,156	52,662
Power Finance Corp. Ltd.	17,196	100,036
Power Grid Corp. of India Ltd.	30,780	122,160
REC Ltd.	15,245	96,054
Samvardhana Motherson International Ltd.	37,497	85,577
SBI Cards & Payment Services Ltd.	6,126	53,232
SBI Life Insurance Co. Ltd. (b)	1,134	20,289
Shree Cement Ltd.	146	48,797
Shriram Finance Ltd.	5,124	178,906
State Bank of India	31,018	315,787
Sun Pharmaceutical Industries Ltd.	17,148	312,751
Suzlon Energy Ltd. (a)	97,733	61,954
Tata Consultancy Services Ltd.	12,701	594,653
Tata Consumer Products Ltd.	5,419	71,319
Tata Elxsi Ltd.	316	26,532
Tata Motors Ltd. Class A	2,743	21,895
Tata Steel Ltd.	103,709	216,416
Tech Mahindra Ltd.	5,914	101,443
Titan Co. Ltd.	4,991	203,752
Torrent Power Ltd.	1,389	24,959
Trent Ltd.	3,590	235,919
Tube Investments of India Ltd.	1,194	60,987
UltraTech Cement Ltd.	1,404	196,453
United Spirits Ltd.	4,911	75,178
UPL Ltd.	9,953	68,136
Varun Beverages Ltd.	5,008	97,863
Wipro Ltd.	17,267	106,610
Yes Bank Ltd. (a)	210,154	59,704
Zomato Ltd. (a)	48,075	115,628
		13,948,106
INDONESIA — 1.5%
Bank Central Asia Tbk. PT	696,100	421,911
Bank Mandiri Persero Tbk. PT	567,300	213,062
Bank Negara Indonesia Persero Tbk. PT	271,018	77,126

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Bank Rakyat Indonesia Persero Tbk. PT	816,667	$229,415
Chandra Asri Pacific Tbk. PT	48,000	27,041
Kalbe Farma Tbk. PT	340,365	31,698
Sumber Alfaria Trijaya Tbk. PT	205,500	34,512
Telkom Indonesia Persero Tbk. PT	840,100	160,581
Unilever Indonesia Tbk. PT	189,900	35,023
		1,230,369
KUWAIT — 0.6%
Boubyan Bank KSCP	20,183	37,241
Gulf Bank KSCP	126,831	117,838
Kuwait Finance House KSCP	78,887	182,591
Mabanee Co. KPSC	20,460	55,427
National Bank of Kuwait SAKP	33,313	93,613
		486,710
MALAYSIA — 1.3%
CELCOMDIGI Bhd.	107,100	83,546
CIMB Group Holdings Bhd.	137,049	197,548
Genting Malaysia Bhd.	47,000	25,405
IHH Healthcare Bhd.	11,100	14,823
IOI Corp. Bhd.	120,000	94,118
Malayan Banking Bhd.	25,928	54,741
Maxis Bhd.	90,100	67,420
Petronas Chemicals Group Bhd.	65,100	87,076
Petronas Gas Bhd.	13,500	50,995
Public Bank Bhd.	214,300	182,615
SD Guthrie Bhd.	40,255	36,010
Sime Darby Bhd.	72,755	40,407
Tenaga Nasional Bhd.	46,000	134,368
		1,069,072
MEXICO — 2.4%
America Movil SAB de CV	209,528	178,412
Arca Continental SAB de CV (d)	7,247	71,105
Coca-Cola Femsa SAB de CV	8,362	71,737
Fomento Economico Mexicano SAB de CV	15,574	167,643
Gruma SAB de CV Class B	3,624	66,154
Grupo Aeroportuario del Pacifico SAB de CV Class B	7,831	122,560
Grupo Bimbo SAB de CV (d)	27,974	98,843
Grupo Carso SAB de CV (d)	13,523	93,006
Grupo Financiero Banorte SAB de CV Class O	35,374	275,788
Grupo Financiero Inbursa SAB de CV Class O (a)	50,428	119,882
Grupo Mexico SAB de CV	31,730	170,766
Industrias Penoles SAB de CV (a) (d)	3,439	44,714
Kimberly-Clark de Mexico SAB de CV Class A	25,821	44,693
Orbia Advance Corp. SAB de CV	28,477	39,759
Promotora y Operadora de Infraestructura SAB de CV	3,875	35,869
Security Description	Shares	Value
Southern Copper Corp. (d)	770	$82,960
Wal-Mart de Mexico SAB de CV	69,597	236,970
		1,920,861
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	5,557	94,191
Credicorp Ltd.	1,099	177,302
		271,493
PHILIPPINES — 0.5%
Ayala Corp.	7,600	75,470
Ayala Land, Inc.	171,680	83,483
BDO Unibank, Inc.	51,528	112,711
SM Investments Corp.	4,840	68,584
SM Prime Holdings, Inc.	96,200	46,451
Universal Robina Corp.	23,740	45,042
		431,741
POLAND — 0.9%
Allegro.eu SA (a) (b)	3,081	28,894
Bank Polska Kasa Opieki SA	3,602	150,529
CD Projekt SA (d)	896	30,970
KGHM Polska Miedz SA	1,676	62,682
LPP SA	13	55,265
Powszechna Kasa Oszczednosci Bank Polski SA	15,055	235,634
Powszechny Zaklad Ubezpieczen SA	11,019	141,272
		705,246
QATAR — 0.8%
Barwa Real Estate Co.	73,048	55,072
Commercial Bank PSQC	69,938	82,385
Industries Qatar QSC	34,986	122,994
Masraf Al Rayan QSC	131,950	84,548
Qatar Islamic Bank QPSC	21,391	109,275
Qatar National Bank QPSC	52,463	210,515
		664,789
ROMANIA — 0.1%
NEPI Rockcastle NV	8,327	59,908
RUSSIA — 0.0%
Mobile TeleSystems PJSC ADR (a) (e)	8,917	—
Polyus PJSC GDR (a) (e)	1,137	—
Sberbank of Russia PJSC (a) (e)	267,268	—
VK IPJSC GDR (a) (e)	1,648	—
VTB Bank PJSC (a) (e)	56,126,000	—
Yandex NV Class A (a) (e)	2,409	—
		—
SAUDI ARABIA — 3.7%
ACWA Power Co.	1,293	122,076
Advanced Petrochemical Co. (a)	4,234	43,507
Al Rajhi Bank	26,912	584,638
Alinma Bank	9,214	76,382

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Almarai Co. JSC	2,623	$39,643
Arab National Bank	8,435	45,552
Bank AlBilad	4,990	43,361
Bank Al-Jazira (a)	9,856	43,348
Banque Saudi Fransi	8,288	78,426
Bupa Arabia for Cooperative Insurance Co.	1,069	73,231
Dar Al Arkan Real Estate Development Co. (a)	16,094	50,621
Dr Sulaiman Al Habib Medical Services Group Co.	1,102	84,774
Elm Co.	553	126,354
Etihad Etisalat Co.	6,424	91,439
Jarir Marketing Co.	9,431	31,876
Mouwasat Medical Services Co.	1,229	39,704
Riyad Bank	15,706	109,058
SABIC Agri-Nutrients Co.	1,827	54,933
Sahara International Petrochemical Co.	8,936	69,552
Saudi Arabian Mining Co. (a)	21,421	245,808
Saudi Awwal Bank	11,833	121,907
Saudi Basic Industries Corp.	8,827	172,935
Saudi Electricity Co.	5,838	25,614
Saudi Industrial Investment Group	3,461	19,429
Saudi Investment Bank	7,702	26,360
Saudi Kayan Petrochemical Co. (a)	9,510	20,558
Saudi National Bank	35,518	347,455
Saudi Telecom Co.	21,160	211,510
Savola Group (a)	2,652	33,047
Yanbu National Petrochemical Co.	2,623	25,625
		3,058,723
SOUTH AFRICA — 3.0%
Absa Group Ltd.	10,896	94,549
Anglo American Platinum Ltd.	628	20,694
Bid Corp. Ltd.	7,246	168,598
Bidvest Group Ltd.	8,253	128,559
Capitec Bank Holdings Ltd. (d)	537	77,315
Clicks Group Ltd.	3,580	67,514
FirstRand Ltd.	66,532	280,192
Gold Fields Ltd.	13,676	204,780
Harmony Gold Mining Co. Ltd.	6,314	58,109
Impala Platinum Holdings Ltd.	8,512	42,313
MTN Group Ltd.	25,307	117,720
Naspers Ltd. Class N	2,385	465,927
Nedbank Group Ltd.	5,848	82,119
Northam Platinum Holdings Ltd.	3,583	24,979
Old Mutual Ltd.	16,012	10,865
Sanlam Ltd.	28,580	126,654
Shoprite Holdings Ltd.	8,764	136,322
Sibanye Stillwater Ltd.	28,778	31,079
Standard Bank Group Ltd.	21,184	244,567
Vodacom Group Ltd.	12,252	65,427
Security Description	Shares	Value
Woolworths Holdings Ltd.	10,906	$36,899
		2,485,181
SOUTH KOREA — 13.0%
Alteogen, Inc. (a)	247	50,333
Celltrion Pharm, Inc. (a)	304	19,612
Celltrion, Inc.	1,962	248,439
Coway Co. Ltd.	1,522	70,986
Doosan Enerbility Co. Ltd. (a)	3,530	51,546
Ecopro BM Co. Ltd. (a)	558	74,184
Ecopro Co. Ltd. (a)	1,020	66,765
Hana Financial Group, Inc.	2,735	120,606
Hanmi Semiconductor Co. Ltd.	236	29,541
Hanwha Aerospace Co. Ltd.	106	19,213
Hanwha Solutions Corp.	1,275	25,565
HLB, Inc. (a)	1,370	58,224
HMM Co. Ltd.	3,304	47,118
Hyundai Engineering & Construction Co. Ltd.	3,020	70,317
Hyundai Glovis Co. Ltd.	659	104,846
Hyundai Mobis Co. Ltd.	1,155	211,030
Hyundai Motor Co.	2,223	476,415
Hyundai Motor Co. Preference Shares	829	109,489
Hyundai Steel Co.	1,594	33,640
Industrial Bank of Korea	10,812	110,123
Kakao Corp.	3,006	88,771
KB Financial Group, Inc.	5,731	326,831
Kia Corp.	3,998	375,548
Korea Zinc Co. Ltd.	242	90,541
Krafton, Inc. (a)	284	58,079
KT&G Corp.	2,314	148,271
Kum Yang Co. Ltd. (a)	150	9,372
Kumho Petrochemical Co. Ltd.	214	22,776
L&F Co. Ltd. (a)	275	27,031
LG Chem Ltd.	704	176,703
LG Corp.	1,651	96,673
LG Electronics, Inc.	1,955	157,508
LG Energy Solution Ltd. (a)	219	51,946
LG H&H Co. Ltd.	175	43,925
LG Innotek Co. Ltd.	140	27,664
Lotte Chemical Corp.	422	35,164
NAVER Corp.	1,832	222,129
NCSoft Corp.	329	42,998
POSCO Future M Co. Ltd.	240	45,071
POSCO Holdings, Inc.	1,089	287,183
Samsung Biologics Co. Ltd. (a) (b)	186	98,236
Samsung C&T Corp.	1,304	134,521
Samsung Electronics Co. Ltd.	56,400	3,339,339
Samsung Electronics Co. Ltd. Preference Shares	9,097	420,319
Samsung Fire & Marine Insurance Co. Ltd.	596	168,430
Samsung SDI Co. Ltd.	839	215,769
Samsung SDS Co. Ltd.	926	99,899

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shinhan Financial Group Co. Ltd.	7,888	$275,922
SK Bioscience Co. Ltd. (a)	335	12,801
SK Hynix, Inc.	7,080	1,216,433
SK Innovation Co. Ltd. (a)	653	55,077
SK Square Co. Ltd. (a)	511	37,123
SK Telecom Co. Ltd.	795	29,744
S-Oil Corp.	1,473	71,162
Woori Financial Group, Inc.	11,188	119,398
		10,626,349
TAIWAN — 21.1%
Accton Technology Corp.	5,000	85,539
Advantech Co. Ltd.	6,000	68,431
ASE Technology Holding Co. Ltd.	60,656	315,045
Asia Vital Components Co. Ltd.	1,000	23,581
Asustek Computer, Inc.	14,000	214,910
AUO Corp.	31,400	17,229
Catcher Technology Co. Ltd.	3,000	21,454
Cathay Financial Holding Co. Ltd. (a)	138,403	251,708
Chailease Holding Co. Ltd.	18,890	89,380
Chang Hwa Commercial Bank Ltd.	112,210	63,816
China Airlines Ltd.	36,000	26,300
China Development Financial Holding Corp. (a)	312,257	145,341
China Steel Corp.	198,000	140,986
Chunghwa Telecom Co. Ltd. (a)	49,000	189,557
Compal Electronics, Inc.	62,000	66,316
CTBC Financial Holding Co. Ltd.	280,000	326,680
E Ink Holdings, Inc.	14,000	108,750
E.Sun Financial Holding Co. Ltd.	220,332	193,902
eMemory Technology, Inc. (a)	1,000	79,219
Eva Airways Corp.	36,000	42,335
Evergreen Marine Corp. Taiwan Ltd.	13,600	80,909
Far Eastern New Century Corp.	51,000	55,415
First Financial Holding Co. Ltd.	214,656	185,930
Formosa Chemicals & Fibre Corp. (a)	47,397	73,634
Formosa Plastics Corp. (a)	64,000	113,435
Fubon Financial Holding Co. Ltd.	125,987	307,963
Global Unichip Corp.	1,000	49,474
Globalwafers Co. Ltd.	2,000	33,229
Hon Hai Precision Industry Co. Ltd.	162,980	1,075,096
Hotai Motor Co. Ltd.	5,100	97,782
Hua Nan Financial Holdings Co. Ltd.	130,030	105,815
Innolux Corp.	55,380	24,496
Inventec Corp.	29,000	49,881
Largan Precision Co. Ltd.	1,000	84,614
Lite-On Technology Corp.	34,000	111,092
MediaTek, Inc.	18,000	776,783
Security Description	Shares	Value
Mega Financial Holding Co. Ltd.	187,093	$232,990
Nan Ya Plastics Corp. (a)	70,000	106,376
Novatek Microelectronics Corp.	8,000	149,438
Pegatron Corp.	39,000	125,626
President Chain Store Corp.	4,394	37,044
Quanta Computer, Inc.	38,000	365,458
Realtek Semiconductor Corp.	8,000	134,642
Shanghai Commercial & Savings Bank Ltd.	46,000	65,296
SinoPac Financial Holdings Co. Ltd.	126,559	99,089
Taishin Financial Holding Co. Ltd.	255,038	148,189
Taiwan Cooperative Financial Holding Co. Ltd.	163,763	131,247
Taiwan Mobile Co. Ltd.	25,000	82,456
Taiwan Semiconductor Manufacturing Co. Ltd.	286,734	8,537,985
TCC Group Holdings	101,743	107,258
Unimicron Technology Corp.	11,000	61,033
Uni-President Enterprises Corp.	68,000	170,411
United Microelectronics Corp. (a)	192,602	330,685
Voltronic Power Technology Corp.	1,000	59,338
Wan Hai Lines Ltd.	11,500	31,407
Wistron Corp.	27,000	88,220
Wiwynn Corp.	1,000	81,531
Yageo Corp.	4,000	90,008
Yang Ming Marine Transport Corp.	12,000	27,594
Yuanta Financial Holding Co. Ltd.	245,244	242,284
		17,201,632
THAILAND — 1.3%
Advanced Info Service PCL NVDR	27,677	157,626
Airports of Thailand PCL NVDR	94,186	148,218
Bangkok Dusit Medical Services PCL NVDR	207,600	151,326
BTS Group Holdings PCL	340,300	41,544
CP ALL PCL NVDR	105,300	157,817
Delta Electronics Thailand PCL	43,500	98,682
Energy Absolute PCL	19,000	5,799
Minor International PCL NVDR	107,252	87,678
PTT Global Chemical PCL NVDR	72,674	60,401
SCB X PCL NVDR	27,116	76,107
Siam Cement PCL	10,000	61,312
		1,046,510
TURKEY — 0.8%
Aselsan Elektronik Sanayi Ve Ticaret AS	50,002	89,378
BIM Birlesik Magazalar AS	7,547	125,463
Eregli Demir ve Celik Fabrikalari TAS	18,244	29,634

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Turk Hava Yollari AO (a)	13,675	$128,789
Turkcell Iletisim Hizmetleri AS	20,955	64,303
Turkiye Is Bankasi AS Class C	244,395	118,159
Turkiye Petrol Rafinerileri AS	16,520	83,397
		639,123
UNITED ARAB EMIRATES — 1.1%
Abu Dhabi Commercial Bank PJSC	77,422	169,051
Abu Dhabi Islamic Bank PJSC	22,083	69,622
Aldar Properties PJSC	128,846	219,596
Dubai Islamic Bank PJSC	23,451	36,648
Emirates NBD Bank PJSC	10,837	48,682
Emirates Telecommunications Group Co. PJSC	40,254	176,447
First Abu Dhabi Bank PJSC	37,287	126,490
Multiply Group PJSC (a)	61,210	34,163
		880,699
UNITED KINGDOM — 0.1%
Anglogold Ashanti PLC	2,000	50,358
UNITED STATES — 0.2%
JBS SA (a)	18,591	108,009
Legend Biotech Corp. ADR (a) (d)	704	31,180
		139,189
TOTAL COMMON STOCKS (Cost $76,972,804)		81,931,052

RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Localiza Rent a Car SA (expiring 08/06/24) (a) (Cost $0)	134	217
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (g) (h)	31,843	31,852
State Street Navigator Securities Lending Portfolio II (i) (j)	624,037	624,037
TOTAL SHORT-TERM INVESTMENTS (Cost $655,888)		655,889
TOTAL INVESTMENTS — 101.2% (Cost $77,628,692)		82,587,158
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(945,368)
NET ASSETS — 100.0%		$81,641,790

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	All or a portion of the shares of the security are on loan at June 30, 2024.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$81,715,424	$215,628	$0(a)	$81,931,052
Rights	217	—	—	217
Short-Term Investments	655,889	—	—	655,889
TOTAL INVESTMENTS	$82,371,530	$215,628	$0	$82,587,158
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,040	$24,045	$2,777,649	$2,769,740	$(103)	$1	31,843	$31,852	$2,710
State Street Navigator Securities Lending Portfolio II	520,327	520,327	3,946,507	3,842,797	—	—	624,037	624,037	1,750
Total		$544,372	$6,724,156	$6,612,537	$(103)	$1		$655,889	$4,460
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 5.6%
Ampol Ltd.	8,392	$181,253
ANZ Group Holdings Ltd.	86,563	1,632,586
Aristocrat Leisure Ltd.	29,207	970,614
ASX Ltd.	10,945	438,577
Aurizon Holdings Ltd.	43,498	106,033
BHP Group Ltd.	341,716	9,740,219
BlueScope Steel Ltd.	24,094	328,743
Brambles Ltd.	179,170	1,738,641
Cochlear Ltd.	3,932	872,221
Coles Group Ltd.	91,127	1,036,432
Commonwealth Bank of Australia	24,664	2,098,185
Computershare Ltd.	66,107	1,162,900
Dexus REIT (a)	35,730	154,628
Endeavour Group Ltd. (a)	32,318	108,997
Fortescue Ltd.	133,188	1,904,411
Glencore PLC	456,396	2,602,531
Goodman Group REIT	12,824	297,617
GPT Group REIT (a)	35,128	93,841
Insurance Australia Group Ltd.	178,466	851,006
Lottery Corp. Ltd.	41,430	140,282
Macquarie Group Ltd.	4,052	553,918
Medibank Pvt Ltd.	749,476	1,867,005
Mineral Resources Ltd.	2,226	80,159
Mirvac Group REIT (a)	83,598	104,404
National Australia Bank Ltd.	65,371	1,581,730
Northern Star Resources Ltd.	9,914	86,074
Origin Energy Ltd.	24,701	179,153
Pilbara Minerals Ltd. (a)	39,408	80,798
Pro Medicus Ltd.	2,921	279,470
QBE Insurance Group Ltd.	55,096	639,880
Ramsay Health Care Ltd.	2,882	91,348
REA Group Ltd. (a)	2,778	364,861
Rio Tinto Ltd. (a)	23,869	1,896,969
Rio Tinto PLC	79,652	5,236,785
Santos Ltd.	137,791	704,902
Scentre Group REIT	123,553	257,446
Sonic Healthcare Ltd.	15,270	268,209
South32 Ltd.	112,179	274,203
Stockland REIT	35,564	99,043
Suncorp Group Ltd.	34,132	396,862
Telstra Group Ltd.	374,409	905,178
Transurban Group Stapled Security	102,730	850,742
Vicinity Ltd. REIT	68,019	84,039
Washington H Soul Pattinson & Co. Ltd. (a)	7,226	158,386
Wesfarmers Ltd.	97,341	4,237,299
Westpac Banking Corp.	91,222	1,658,923
Woodside Energy Group Ltd.	63,480	1,195,966
Woolworths Group Ltd.	35,385	798,521
		51,391,990
Security Description	Shares	Value
AUSTRIA — 0.2%
Erste Group Bank AG	14,562	$690,446
Mondi PLC	29,658	569,296
OMV AG	8,692	378,774
Verbund AG	3,741	295,294
voestalpine AG	7,942	214,669
		2,148,479
BELGIUM — 1.0%
Ageas SA	6,474	296,136
Anheuser-Busch InBev SA	21,008	1,218,530
D'ieteren Group	619	131,422
Groupe Bruxelles Lambert NV	30,173	2,155,323
KBC Group NV	8,403	593,490
Lotus Bakeries NV	92	949,528
Sofina SA	616	140,754
Syensqo SA	2,513	225,080
UCB SA	19,769	2,938,697
Umicore SA (a)	9,649	145,089
Warehouses De Pauw CVA REIT	2,435	66,026
		8,860,075
BRAZIL — 0.0% (b)
Yara International ASA	7,729	223,286
CHILE — 0.0% (b)
Antofagasta PLC	3,631	96,848
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	821,536	2,530,669
Prosus NV	62,469	2,226,796
SITC International Holdings Co. Ltd. (a)	92,000	249,814
Wharf Holdings Ltd.	66,000	185,555
Wilmar International Ltd.	135,000	308,799
		5,501,633
DENMARK — 3.6%
AP Moller - Maersk AS Class A	275	467,147
AP Moller - Maersk AS Class B	637	1,108,172
Carlsberg AS Class B	11,811	1,418,366
Coloplast AS Class B	6,467	777,542
Danske Bank AS	24,802	739,619
Demant AS (c)	3,325	144,025
DSV AS	9,990	1,531,909
Genmab AS (c)	4,924	1,234,857
Novo Nordisk AS Class B	149,165	21,557,346
Novonesis (Novozymes) B Class B	19,891	1,218,067
Orsted AS (c) (d)	3,376	179,809
Pandora AS	4,332	654,326
Rockwool AS Class B	584	237,185
Tryg AS	68,136	1,490,371
Vestas Wind Systems AS (c)	5,362	124,259
		32,883,000
FINLAND — 1.7%
Elisa OYJ	52,762	2,422,503

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Fortum OYJ	18,685	$273,350
Kesko OYJ Class B	16,194	284,464
Kone OYJ Class B	45,665	2,255,713
Metso OYJ	29,483	312,319
Neste OYJ	29,860	532,041
Nokia OYJ	260,977	995,320
Nordea Bank Abp (e)	78,277	932,063
Nordea Bank Abp (e)	103,550	1,233,540
Orion OYJ Class B	39,850	1,702,391
Sampo OYJ Class A	94,642	4,067,448
Stora Enso OYJ Class R	24,359	332,992
UPM-Kymmene OYJ	10,647	372,224
Wartsila OYJ Abp	18,015	347,537
		16,063,905
FRANCE — 7.7%
Air Liquide SA	40,909	7,071,199
Airbus SE	5,429	746,285
Alstom SA (a)	9,340	157,159
Arkema SA	2,081	180,990
AXA SA	56,728	1,858,603
BioMerieux	2,578	245,214
BNP Paribas SA	43,117	2,750,921
Bouygues SA	10,384	333,538
Bureau Veritas SA	9,164	253,985
Capgemini SE	7,309	1,454,667
Carrefour SA (a)	105,040	1,486,012
Cie de Saint-Gobain SA	11,666	907,971
Cie Generale des Etablissements Michelin SCA	19,914	770,690
Credit Agricole SA	33,772	461,126
Danone SA	42,837	2,620,576
Dassault Aviation SA	5,558	1,010,271
Dassault Systemes SE	3,063	115,882
Edenred SE	4,555	192,393
Eiffage SA	2,671	245,500
Engie SA	62,094	887,435
EssilorLuxottica SA	3,005	647,987
Getlink SE	22,395	370,829
Hermes International SCA	1,805	4,139,851
Ipsen SA	9,130	1,120,392
Kering SA	4,244	1,539,670
Klepierre SA REIT	7,155	191,556
La Francaise des Jeux SAEM (d)	23,338	795,398
Legrand SA	13,842	1,374,330
L'Oreal SA	13,528	5,945,167
LVMH Moet Hennessy Louis Vuitton SE	14,343	10,969,543
Orange SA	447,485	4,486,106
Pernod Ricard SA	3,170	430,457
Publicis Groupe SA	4,253	452,989
Remy Cointreau SA	1,069	89,250
Renault SA	12,870	659,878
Rexel SA	8,289	214,631
Safran SA	1,872	396,047
SEB SA	1,037	106,250
Security Description	Shares	Value
Societe Generale SA	55,623	$1,306,738
Sodexo SA	3,772	339,582
Teleperformance SE	1,200	126,475
Thales SA	11,538	1,848,696
TotalEnergies SE	122,273	8,168,106
Unibail-Rodamco-Westfield CDI	948	3,742
Unibail-Rodamco-Westfield REIT (c)	2,010	158,378
Veolia Environnement SA	16,328	488,587
Vinci SA	8,293	874,404
Vivendi SE	18,893	197,545
		71,193,001
GERMANY — 6.7%
adidas AG	1,353	323,367
Allianz SE	23,028	6,404,530
BASF SE	33,674	1,630,732
Bayer AG	51,262	1,449,319
Bayerische Motoren Werke AG	17,751	1,681,398
Bayerische Motoren Werke AG Preference Shares	3,556	314,229
Bechtle AG	5,372	252,982
Beiersdorf AG	30,433	4,453,794
Brenntag SE	9,983	673,627
Carl Zeiss Meditec AG	1,591	111,943
Commerzbank AG	41,174	625,959
Continental AG	4,612	261,480
Covestro AG (c) (d)	6,499	381,699
CTS Eventim AG & Co. KGaA	2,639	220,328
Daimler Truck Holding AG	15,758	627,751
Deutsche Bank AG	97,238	1,553,635
Deutsche Boerse AG	15,631	3,201,409
Deutsche Lufthansa AG	27,174	166,297
Deutsche Post AG	34,425	1,394,262
Deutsche Telekom AG	192,312	4,839,474
Dr Ing hc F Porsche AG Preference Shares (d)	7,431	553,670
E.ON SE	82,621	1,085,169
Evonik Industries AG	5,888	120,214
Fresenius Medical Care AG	8,334	319,407
Fresenius SE & Co. KGaA (c)	18,209	544,092
GEA Group AG	8,562	356,959
Hannover Rueck SE	8,218	2,084,770
Heidelberg Materials AG	4,330	449,311
Henkel AG & Co. KGaA	29,773	2,343,733
Henkel AG & Co. KGaA Preference Shares	10,379	925,714
Infineon Technologies AG	13,556	498,405
Knorr-Bremse AG	4,888	373,521
LEG Immobilien SE	1,045	85,410
Mercedes-Benz Group AG	41,934	2,901,956
Merck KGaA	9,707	1,609,939
MTU Aero Engines AG	330	84,458
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,895	5,453,029
Nemetschek SE	3,562	350,644

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	8,671	$392,264
Puma SE	1,818	83,530
Rational AG	367	305,816
Rheinmetall AG	2,013	1,026,291
RWE AG	15,149	518,739
SAP SE	13,505	2,743,111
Scout24 SE (d)	2,648	202,065
Siemens AG	8,888	1,654,808
Siemens Energy AG (c)	8,588	223,754
Siemens Healthineers AG (d)	3,743	215,822
Symrise AG	5,356	656,116
Talanx AG	4,277	341,728
Volkswagen AG	2,360	283,538
Volkswagen AG Preference Shares	22,574	2,550,016
Vonovia SE	9,696	275,899
Zalando SE (c) (d)	4,707	110,429
		62,292,542
HONG KONG — 2.3%
AIA Group Ltd.	146,623	995,340
CK Asset Holdings Ltd.	101,354	379,717
CK Infrastructure Holdings Ltd.	246,000	1,389,528
CLP Holdings Ltd.	408,500	3,301,528
Hang Seng Bank Ltd.	172,129	2,213,509
Henderson Land Development Co. Ltd.	38,000	101,967
HKT Trust & HKT Ltd. Stapled Security	1,404,540	1,575,911
Hong Kong & China Gas Co. Ltd.	1,878,652	1,429,310
Hong Kong Exchanges & Clearing Ltd.	67,872	2,175,061
Hongkong Land Holdings Ltd.	94,000	303,620
Jardine Matheson Holdings Ltd.	37,100	1,312,598
Link REIT	72,009	279,923
MTR Corp. Ltd.	244,396	771,622
Power Assets Holdings Ltd.	542,500	2,935,757
Prudential PLC	45,771	415,660
Sino Land Co. Ltd.	175,173	180,616
Sun Hung Kai Properties Ltd.	62,000	536,427
Swire Pacific Ltd. Class A	15,500	136,985
Swire Properties Ltd.	45,200	72,020
Techtronic Industries Co. Ltd.	67,500	771,192
WH Group Ltd. (d)	429,290	282,623
Wharf Real Estate Investment Co. Ltd.	50,000	132,567
		21,693,481
IRELAND — 0.5%
AerCap Holdings NV	3,740	348,568
AIB Group PLC	225,507	1,192,968
Bank of Ireland Group PLC	31,065	325,215
Kerry Group PLC Class A	14,403	1,167,765
Kingspan Group PLC	7,589	646,615
Security Description	Shares	Value
Smurfit Kappa Group PLC	16,680	$744,307
		4,425,438
ISRAEL — 1.1%
Azrieli Group Ltd.	1,987	116,566
Bank Hapoalim BM	212,904	1,882,521
Bank Leumi Le-Israel BM	165,618	1,349,669
Check Point Software Technologies Ltd. (c)	19,490	3,215,850
Elbit Systems Ltd.	7,343	1,283,739
ICL Group Ltd.	116,603	504,830
Israel Discount Bank Ltd. Class A	122,294	609,977
Mizrahi Tefahot Bank Ltd.	18,278	619,100
Teva Pharmaceutical Industries Ltd. (c)	25,194	414,505
Teva Pharmaceutical Industries Ltd. ADR (c)	518	8,417
		10,005,174
ITALY — 2.6%
Assicurazioni Generali SpA	40,333	1,006,755
Banco BPM SpA	46,284	298,324
Coca-Cola HBC AG	11,695	398,863
Davide Campari-Milano NV (a)	21,424	202,609
DiaSorin SpA	648	64,630
Enel SpA	225,526	1,569,649
Eni SpA	233,983	3,599,573
Ferrari NV	14,679	5,989,258
FinecoBank Banca Fineco SpA	40,182	599,466
Infrastrutture Wireless Italiane SpA (d)	16,859	176,169
Intesa Sanpaolo SpA	453,424	1,686,758
Leonardo SpA	34,701	806,297
Mediobanca Banca di Credito Finanziario SpA	17,941	263,235
Moncler SpA	11,131	680,706
Poste Italiane SpA (d)	8,711	111,052
Prysmian SpA	13,647	845,686
Recordati Industria Chimica e Farmaceutica SpA	31,676	1,653,305
Snam SpA (a)	262,757	1,163,331
Telecom Italia SpA (a) (c)	636,883	152,556
Terna - Rete Elettrica Nazionale (a)	104,237	806,366
UniCredit SpA	61,470	2,279,795
		24,354,383
JAPAN — 22.2%
Advantest Corp.	37,800	1,509,791
Aeon Co. Ltd.	27,500	587,918
AGC, Inc. (a)	5,500	178,000
Aisin Corp.	9,600	312,898
Ajinomoto Co., Inc.	6,000	210,407
ANA Holdings, Inc.	34,300	633,183
Asahi Group Holdings Ltd.	12,200	430,405
Asahi Kasei Corp.	47,900	306,857
Astellas Pharma, Inc.	98,600	974,599

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Bandai Namco Holdings, Inc.	50,000	$976,004
Bridgestone Corp. (a)	53,000	2,082,967
Brother Industries Ltd.	17,800	313,265
Canon, Inc. (a)	115,500	3,126,240
Capcom Co. Ltd.	22,600	426,121
Central Japan Railway Co.	126,500	2,731,161
Chiba Bank Ltd.	147,700	1,314,848
Chubu Electric Power Co., Inc.	115,700	1,367,311
Chugai Pharmaceutical Co. Ltd.	73,500	2,611,749
Concordia Financial Group Ltd.	188,500	1,108,782
Dai Nippon Printing Co. Ltd. (a)	20,300	682,976
Daifuku Co. Ltd.	12,300	230,157
Dai-ichi Life Holdings, Inc.	30,708	820,484
Daiichi Sankyo Co. Ltd.	72,718	2,497,167
Daikin Industries Ltd.	2,900	403,289
Daito Trust Construction Co. Ltd.	5,200	536,131
Daiwa House Industry Co. Ltd.	44,900	1,137,991
Daiwa Securities Group, Inc.	23,900	182,303
Denso Corp.	29,100	451,895
Dentsu Group, Inc. (a)	3,600	90,705
Disco Corp.	4,800	1,821,410
East Japan Railway Co.	173,600	2,875,527
Eisai Co. Ltd.	4,100	168,017
ENEOS Holdings, Inc.	422,182	2,169,437
FANUC Corp.	8,500	232,976
Fast Retailing Co. Ltd.	9,200	2,319,731
FUJIFILM Holdings Corp.	41,000	958,859
Fujitsu Ltd.	52,100	815,216
Hamamatsu Photonics KK	8,500	227,639
Hankyu Hanshin Holdings, Inc.	14,800	393,231
Hikari Tsushin, Inc.	800	149,024
Hitachi Ltd.	237,500	5,316,657
Honda Motor Co. Ltd.	195,300	2,088,251
Hoshizaki Corp.	3,000	95,151
Hoya Corp.	18,500	2,151,203
Idemitsu Kosan Co. Ltd.	134,700	872,125
Inpex Corp. (a)	47,500	698,946
Isuzu Motors Ltd.	22,700	300,719
ITOCHU Corp. (a)	58,914	2,876,480
Japan Airlines Co. Ltd.	40,500	639,123
Japan Exchange Group, Inc.	27,506	641,567
Japan Post Bank Co. Ltd.	274,900	2,596,733
Japan Post Holdings Co. Ltd.	297,700	2,951,831
Japan Post Insurance Co. Ltd.	22,200	430,724
Japan Real Estate Investment Corp. REIT (a)	40	126,321
Japan Tobacco, Inc. (a)	150,500	4,067,972
JFE Holdings, Inc.	32,400	466,382
Kajima Corp.	16,100	278,392
Kansai Electric Power Co., Inc.	45,900	770,992
Kao Corp. (a)	19,200	778,695
Kawasaki Kisen Kaisha Ltd.	21,500	312,756
KDDI Corp.	161,018	4,258,178
Keisei Electric Railway Co. Ltd.	12,000	386,125
Keyence Corp.	8,700	3,815,647
Security Description	Shares	Value
Kikkoman Corp.	33,500	$388,084
Kintetsu Group Holdings Co. Ltd.	40,400	879,528
Kirin Holdings Co. Ltd. (a)	78,800	1,015,494
Kobe Bussan Co. Ltd. (a)	8,700	193,838
Komatsu Ltd.	18,100	525,582
Kubota Corp.	25,600	358,075
Kyocera Corp.	61,400	706,715
Kyowa Kirin Co. Ltd.	45,200	772,019
Lasertec Corp. (a)	5,100	1,144,219
LY Corp.	31,400	75,914
M3, Inc.	25,900	246,908
Makita Corp.	2,900	78,819
Marubeni Corp.	41,000	758,395
Mazda Motor Corp.	26,900	260,204
McDonald's Holdings Co. Japan Ltd. (a)	36,700	1,446,463
MEIJI Holdings Co. Ltd.	64,300	1,386,651
Mitsubishi Chemical Group Corp.	55,500	308,138
Mitsubishi Corp.	113,600	2,223,131
Mitsubishi Electric Corp.	33,000	526,716
Mitsubishi Estate Co. Ltd.	22,900	358,747
Mitsubishi HC Capital, Inc.	29,200	192,779
Mitsubishi Heavy Industries Ltd.	49,900	534,488
Mitsubishi UFJ Financial Group, Inc.	390,800	4,200,505
Mitsui & Co. Ltd.	54,000	1,225,625
Mitsui Chemicals, Inc.	4,900	135,248
Mitsui Fudosan Co. Ltd.	47,400	432,717
Mitsui OSK Lines Ltd. (a)	20,600	617,001
Mizuho Financial Group, Inc.	192,540	4,019,329
MonotaRO Co. Ltd. (a)	20,000	235,111
MS&AD Insurance Group Holdings, Inc.	97,900	2,175,758
Murata Manufacturing Co. Ltd.	87,200	1,800,811
NEC Corp. (a)	28,000	2,305,483
Nexon Co. Ltd. (a)	5,400	99,869
NIDEC Corp. (a)	4,700	209,931
Nintendo Co. Ltd.	58,700	3,122,201
Nippon Building Fund, Inc. REIT (a)	38	132,998
NIPPON EXPRESS HOLDINGS, Inc. (a)	5,600	258,138
Nippon Paint Holdings Co. Ltd.	14,400	93,816
Nippon Prologis REIT, Inc.	67	104,544
Nippon Steel Corp.	40,900	864,733
Nippon Telegraph & Telephone Corp.	3,322,100	3,134,992
Nippon Yusen KK (a)	25,800	750,936
Nissan Chemical Corp. (a)	7,100	224,970
Nissan Motor Co. Ltd.	142,216	482,629
Nissin Foods Holdings Co. Ltd.	70,800	1,796,628
Nitori Holdings Co. Ltd.	8,300	876,644
Nitto Denko Corp.	8,500	671,609
Nomura Holdings, Inc.	81,600	467,706

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Nomura Real Estate Master Fund, Inc. REIT (a)	113	$100,243
Nomura Research Institute Ltd.	25,700	722,303
NTT Data Group Corp.	6,400	93,975
Obayashi Corp.	82,400	979,416
Obic Co. Ltd.	11,900	1,534,291
Olympus Corp.	14,100	227,330
Ono Pharmaceutical Co. Ltd.	101,700	1,388,686
Oracle Corp.	12,200	841,850
Oriental Land Co. Ltd.	16,000	445,804
ORIX Corp.	31,800	702,186
Osaka Gas Co. Ltd.	67,400	1,484,510
Otsuka Corp.	58,500	1,124,105
Otsuka Holdings Co. Ltd.	90,300	3,800,392
Pan Pacific International Holdings Corp.	53,100	1,242,499
Panasonic Holdings Corp.	89,400	731,940
Rakuten Group, Inc. (c)	16,400	84,610
Recruit Holdings Co. Ltd.	69,705	3,729,646
Renesas Electronics Corp.	80,600	1,507,680
Resona Holdings, Inc. (a)	105,400	697,490
Ricoh Co. Ltd.	29,100	248,832
SBI Holdings, Inc.	5,300	133,999
SCREEN Holdings Co. Ltd.	3,500	315,492
SCSK Corp.	67,500	1,348,238
Secom Co. Ltd.	50,300	2,969,657
Seiko Epson Corp.	5,500	85,444
Sekisui Chemical Co. Ltd.	48,300	668,381
Sekisui House Ltd.	82,900	1,836,210
Seven & i Holdings Co. Ltd.	61,900	754,221
SG Holdings Co. Ltd.	61,500	566,789
Shimadzu Corp. (a)	12,800	320,278
Shimano, Inc.	3,800	586,914
Shin-Etsu Chemical Co. Ltd.	88,900	3,447,459
Shionogi & Co. Ltd.	51,100	1,993,999
Shiseido Co. Ltd.	3,600	102,678
Shizuoka Financial Group, Inc.	182,300	1,749,790
SMC Corp.	2,700	1,281,350
SoftBank Corp.	346,800	4,235,289
SoftBank Group Corp.	16,100	1,039,904
Sompo Holdings, Inc.	97,700	2,086,283
Sony Group Corp.	21,900	1,856,994
Subaru Corp.	19,100	404,892
SUMCO Corp. (a)	7,400	106,519
Sumitomo Corp.	27,612	689,528
Sumitomo Electric Industries Ltd.	28,500	443,375
Sumitomo Metal Mining Co. Ltd.	7,800	236,531
Sumitomo Mitsui Financial Group, Inc.	49,000	3,266,971
Sumitomo Mitsui Trust Holdings, Inc.	24,900	568,090
Sumitomo Realty & Development Co. Ltd.	4,400	129,133
Suntory Beverage & Food Ltd. (a)	38,187	1,354,800
Suzuki Motor Corp.	38,400	441,865
Security Description	Shares	Value
Sysmex Corp.	23,500	$378,519
T&D Holdings, Inc.	10,400	181,577
Taisei Corp.	6,400	236,767
Takeda Pharmaceutical Co. Ltd.	130,451	3,383,324
TDK Corp.	7,700	472,215
Terumo Corp.	9,400	155,030
TIS, Inc.	10,900	211,278
Toho Co. Ltd.	3,700	108,198
Tokio Marine Holdings, Inc.	124,900	4,662,592
Tokyo Electric Power Co. Holdings, Inc. (c)	81,000	436,169
Tokyo Electron Ltd.	25,100	5,445,667
Tokyo Gas Co. Ltd.	49,408	1,061,200
Tokyu Corp.	69,400	764,496
TOPPAN Holdings, Inc.	6,900	190,151
Toray Industries, Inc.	46,300	219,181
Toyota Industries Corp.	3,000	252,984
Toyota Motor Corp.	207,800	4,250,044
Toyota Tsusho Corp.	24,000	467,288
Trend Micro, Inc.	1,900	77,141
Unicharm Corp.	20,406	655,463
West Japan Railway Co.	71,200	1,325,650
Yakult Honsha Co. Ltd. (a)	43,100	770,715
Yamaha Motor Co. Ltd. (a)	29,900	276,769
Yamato Holdings Co. Ltd.	32,600	358,405
Yaskawa Electric Corp.	2,800	100,557
Yokogawa Electric Corp.	9,600	232,152
Zensho Holdings Co. Ltd. (a)	4,700	179,690
ZOZO, Inc.	7,600	190,307
		205,860,870
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	22,510	538,082
LUXEMBOURG — 0.1%
ArcelorMittal SA	49,819	1,141,020
Eurofins Scientific SE (a)	2,864	142,885
		1,283,905
MACAU — 0.0% (b)
Galaxy Entertainment Group Ltd.	22,000	102,569
NETHERLANDS — 5.1%
ABN AMRO Bank NV GDR (d)	24,246	398,880
Adyen NV (c) (d)	1,162	1,386,350
Aegon Ltd.	44,197	273,220
Akzo Nobel NV	3,542	215,545
Argenx SE (c)	3,547	1,553,292
ASM International NV	2,440	1,861,408
ASML Holding NV	18,368	18,981,157
ASR Nederland NV	4,277	204,028
BE Semiconductor Industries NV	4,588	767,819
EXOR NV	3,380	353,920
Heineken Holding NV	11,380	898,274
Heineken NV	14,088	1,363,424
IMCD NV	2,642	366,121

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
ING Groep NV	116,204	$1,987,934
JDE Peet's NV (a)	36,162	720,874
Koninklijke Ahold Delhaize NV	176,795	5,227,757
Koninklijke KPN NV	859,970	3,299,590
Koninklijke Philips NV (c)	15,383	388,922
NN Group NV	16,086	749,086
OCI NV	2,124	51,879
Randstad NV	8,612	390,702
Universal Music Group NV	43,163	1,285,102
Wolters Kluwer NV	28,765	4,772,314
		47,497,598
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	130,573	607,078
Fisher & Paykel Healthcare Corp. Ltd.	27,637	506,566
Mercury NZ Ltd.	60,477	241,931
Meridian Energy Ltd.	64,962	248,987
Spark New Zealand Ltd.	301,635	764,613
		2,369,175
NORWAY — 0.4%
Aker BP ASA	13,312	340,317
DNB Bank ASA	24,304	478,662
Equinor ASA	46,061	1,314,885
Gjensidige Forsikring ASA	15,297	274,118
Kongsberg Gruppen ASA	4,963	405,523
Mowi ASA	9,413	157,097
Norsk Hydro ASA	29,708	185,544
Orkla ASA	46,512	378,954
Telenor ASA	28,450	325,181
		3,860,281
PORTUGAL — 0.3%
EDP - Energias de Portugal SA	49,972	187,398
Galp Energia SGPS SA	73,075	1,544,434
Jeronimo Martins SGPS SA	44,361	867,677
		2,599,509
SINGAPORE — 2.1%
CapitaLand Integrated Commercial Trust REIT	155,800	227,621
DBS Group Holdings Ltd.	164,595	4,346,693
Genting Singapore Ltd.	731,100	466,631
Keppel Ltd.	50,411	240,664
Oversea-Chinese Banking Corp. Ltd.	355,745	3,787,789
Sea Ltd. ADR (c)	1,744	124,557
Singapore Airlines Ltd. (a)	35,649	181,500
Singapore Exchange Ltd.	358,100	2,504,916
Singapore Technologies Engineering Ltd.	551,600	1,762,352
Singapore Telecommunications Ltd.	208,500	423,077
STMicroelectronics NV	44,399	1,754,208
United Overseas Bank Ltd.	137,775	3,185,014
		19,005,022
Security Description	Shares	Value
SOUTH AFRICA — 0.1%
Anglo American PLC	39,584	$1,251,953
SPAIN — 2.9%
ACS Actividades de Construccion y Servicios SA (a)	9,375	404,720
Aena SME SA (d)	5,837	1,176,092
Amadeus IT Group SA	3,069	204,391
Banco Bilbao Vizcaya Argentaria SA	196,409	1,968,609
Banco de Sabadell SA	194,034	374,425
Banco Santander SA	718,767	3,335,952
CaixaBank SA	323,614	1,714,398
Cellnex Telecom SA (c) (d)	5,745	186,994
Endesa SA (a)	39,907	749,978
Grifols SA (a) (c)	9,212	77,602
Iberdrola SA	198,113	2,572,350
Industria de Diseno Textil SA	161,624	8,030,507
Redeia Corp. SA (a)	157,727	2,758,798
Repsol SA (a)	151,908	2,398,968
Telefonica SA (a)	249,742	1,059,938
		27,013,722
SWEDEN — 2.4%
Alfa Laval AB	14,788	648,062
Assa Abloy AB Class B	49,182	1,391,374
Atlas Copco AB Class A	142,151	2,673,838
Atlas Copco AB Class B	126,539	2,045,018
Boliden AB	16,854	539,668
Epiroc AB Class A	34,728	693,563
Epiroc AB Class B	27,154	496,916
Essity AB Class B	33,822	866,772
Evolution AB (d)	11,163	1,163,713
H & M Hennes & Mauritz AB Class B (a)	10,137	160,476
Hexagon AB Class B	95,340	1,077,169
Industrivarden AB Class C (a)	7,518	253,861
Indutrade AB	12,885	330,453
Investor AB Class B	42,741	1,171,218
L E Lundbergforetagen AB Class B	5,050	249,872
Lifco AB Class B	11,512	316,329
Nibe Industrier AB Class B (a)	76,561	324,890
Sandvik AB	60,374	1,210,878
Securitas AB Class B	15,164	150,635
Skandinaviska Enskilda Banken AB Class A	49,707	734,561
Skanska AB Class B	11,447	206,237
SKF AB Class B	19,752	396,898
Svenska Cellulosa AB SCA Class B	9,077	134,181
Svenska Handelsbanken AB Class A	53,757	512,433
Swedbank AB Class A	28,207	580,909
Swedish Orphan Biovitrum AB (a) (c)	12,512	335,065

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	76,621	$476,069
Telia Co. AB	80,799	216,910
Volvo AB Class B	113,609	2,908,293
Volvo Car AB Class B (a) (c)	26,876	83,202
		22,349,463
SWITZERLAND — 8.3%
ABB Ltd.	94,066	5,225,656
Adecco Group AG	6,939	230,270
Alcon, Inc.	7,253	647,491
Baloise Holding AG	6,868	1,209,123
Banque Cantonale Vaudoise	11,516	1,221,957
Barry Callebaut AG	227	369,829
BKW AG	7,991	1,274,327
Chocoladefabriken Lindt & Spruengli AG (e)	75	875,529
Chocoladefabriken Lindt & Spruengli AG (e)	6	693,078
Cie Financiere Richemont SA Class A	24,485	3,821,524
Clariant AG	11,711	184,280
DSM-Firmenich AG	2,232	252,611
EMS-Chemie Holding AG (a)	1,701	1,394,154
Geberit AG	2,067	1,220,970
Givaudan SA	740	3,508,124
Helvetia Holding AG	5,967	806,800
Julius Baer Group Ltd.	5,383	300,720
Kuehne & Nagel International AG	8,506	2,445,972
Logitech International SA	9,058	876,164
Lonza Group AG	587	320,348
Novartis AG	162,714	17,413,983
Partners Group Holding AG	1,402	1,800,476
Sandoz Group AG	13,649	494,256
Schindler Holding AG (e)	2,582	648,804
Schindler Holding AG (e)	9,191	2,291,102
SGS SA	22,588	2,010,950
Sika AG	7,175	2,053,650
Sonova Holding AG	3,047	941,294
Straumann Holding AG	6,491	803,971
Swatch Group AG	7,063	288,462
Swiss Life Holding AG	715	525,628
Swiss Prime Site AG	27,292	2,587,668
Swisscom AG	9,627	5,415,589
Temenos AG	3,127	215,751
UBS Group AG	82,790	2,436,897
VAT Group AG (d)	1,409	798,737
Zurich Insurance Group AG	17,783	9,481,232
		77,087,377
UNITED KINGDOM — 11.0%
3i Group PLC	21,842	846,537
Admiral Group PLC	13,691	452,572
Ashtead Group PLC	22,261	1,486,361
Associated British Foods PLC	7,203	225,265
AstraZeneca PLC	107,300	16,759,415
Security Description	Shares	Value
Auto Trader Group PLC (d)	62,030	$628,238
Aviva PLC	80,863	487,175
BAE Systems PLC	427,758	7,137,618
Barclays PLC	857,349	2,264,005
Barratt Developments PLC	39,399	235,176
Berkeley Group Holdings PLC	6,787	393,625
British American Tobacco PLC	141,526	4,347,341
BT Group PLC (a)	366,293	649,864
Bunzl PLC	46,055	1,752,365
Burberry Group PLC	22,663	251,475
Centrica PLC	258,452	440,730
CK Hutchison Holdings Ltd.	433,500	2,076,607
Coca-Cola Europacific Partners PLC	7,756	565,180
Compass Group PLC	150,810	4,117,799
Croda International PLC	1,978	98,715
DCC PLC	3,595	251,762
Diageo PLC	130,514	4,107,244
Entain PLC	14,149	112,680
Flutter Entertainment PLC (c)	1,179	215,582
Halma PLC	19,619	671,098
Hargreaves Lansdown PLC	24,759	354,292
HSBC Holdings PLC	676,917	5,852,067
Imperial Brands PLC	69,392	1,775,420
Informa PLC	15,465	167,303
InterContinental Hotels Group PLC	1,108	116,616
Intertek Group PLC	9,958	603,464
J Sainsbury PLC	97,837	315,373
JD Sports Fashion PLC	173,953	262,773
Kingfisher PLC	100,519	316,140
Land Securities Group PLC REIT	20,391	159,684
Legal & General Group PLC	141,106	404,904
Lloyds Banking Group PLC	3,149,105	2,179,080
London Stock Exchange Group PLC	4,191	497,997
M&G PLC	81,361	209,811
Melrose Industries PLC	11,558	80,854
National Grid PLC	198,148	2,210,726
NatWest Group PLC	274,853	1,083,323
Next PLC	7,648	873,585
Pearson PLC	60,641	759,510
Persimmon PLC	9,572	163,591
Reckitt Benckiser Group PLC	47,582	2,575,554
RELX PLC	163,679	7,529,329
Rentokil Initial PLC	24,507	142,876
Rolls-Royce Holdings PLC (c)	29,768	171,893
Sage Group PLC	88,654	1,219,854
Schroders PLC	47,431	218,125
Segro PLC REIT	17,609	199,935
Severn Trent PLC	6,521	196,188
Smith & Nephew PLC	8,862	109,851
Smiths Group PLC	19,266	415,238
Spirax Group PLC	3,805	407,879
SSE PLC	51,931	1,174,734

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Standard Chartered PLC	117,246	$1,061,188
Taylor Wimpey PLC	87,374	157,004
Tesco PLC	500,622	1,936,478
Unilever PLC	235,260	12,921,684
United Utilities Group PLC	13,859	172,143
Vodafone Group PLC	1,719,068	1,515,936
Whitbread PLC	3,293	123,840
Wise PLC Class A (c)	24,030	207,015
WPP PLC	65,731	601,908
		102,019,594
UNITED STATES — 10.3%
BP PLC	741,280	4,452,869
CSL Ltd.	28,809	5,679,868
Experian PLC	38,144	1,777,309
Ferrovial SE	4,697	182,533
GSK PLC	467,876	9,046,102
Haleon PLC	246,475	1,005,121
Holcim AG	18,305	1,621,905
James Hardie Industries PLC CDI (c)	24,778	782,720
Nestle SA	197,408	20,149,412
Qiagen NV (c)	49,171	2,031,548
Roche Holding AG	61,632	17,112,379
Roche Holding AG Bearer Shares	10,416	3,173,716
Sanofi SA	61,468	5,925,100
Schneider Electric SE	25,186	6,054,554
Shell PLC	287,469	10,298,456
Stellantis NV (e)	91,832	1,818,426
Stellantis NV (e)	141,511	2,801,243
Swiss Re AG	10,891	1,351,376
Tenaris SA	8,542	131,373
		95,396,010
TOTAL COMMON STOCKS (Cost $866,466,418)		919,368,365

SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (f) (g)	70,130	70,151
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	30,559,431	$30,559,431
TOTAL SHORT-TERM INVESTMENTS (Cost $30,629,582)		30,629,582
TOTAL INVESTMENTS — 102.5% (Cost $897,096,000)		949,997,947
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(23,363,920)
NET ASSETS — 100.0%		$926,634,027
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Amount is less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$919,368,365	$—	$—	$919,368,365
Short-Term Investments	30,629,582	—	—	30,629,582
TOTAL INVESTMENTS	$949,997,947	$—	$—	$949,997,947
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	26,607	$26,613	$31,060,936	$31,018,064	$666	$—	70,130	$70,151	$16,910
State Street Navigator Securities Lending Portfolio II	16,583,362	16,583,362	134,427,571	120,451,502	—	—	30,559,431	30,559,431	91,937
Total		$16,609,975	$165,488,507	$151,469,566	$666	$—		$30,629,582	$108,847
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.2%
BRAZIL — 5.0%
Ambev SA	62,416	$128,216
Ambev SA ADR	4,246	8,704
Atacadao SA (a)	2,123	3,448
B3 SA - Brasil Bolsa Balcao	4,836	8,915
Banco Bradesco SA Preference Shares	25,072	55,882
Banco BTG Pactual SA	1,600	8,904
Banco do Brasil SA	8,214	39,499
BB Seguridade Participacoes SA	11,104	65,831
Caixa Seguridade Participacoes SA	9,000	23,187
CCR SA	825	1,729
Centrais Eletricas Brasileiras SA	3,337	21,538
Centrais Eletricas Brasileiras SA ADR	838	5,950
Centrais Eletricas Brasileiras SA Class B, Preference Shares	107	772
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	750	10,123
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (b)	765	10,289
Cia Energetica de Minas Gerais ADR	3,182	5,600
Cia Energetica de Minas Gerais Preference Shares	21,461	38,212
Cia Paranaense de Energia - Copel Class B, Preference Shares	12,849	21,514
Cia Siderurgica Nacional SA	262	609
Cia Siderurgica Nacional SA ADR	4,613	10,610
Cosan SA	5,471	13,337
CPFL Energia SA	3,390	19,976
Energisa SA	1,568	12,878
Engie Brasil Energia SA	1,403	11,187
Equatorial Energia SA (c)	5,506	30,422
Equatorial Energia SA (a) (c)	35	196
Gerdau SA Preference Shares	6,973	23,074
Hapvida Participacoes e Investimentos SA (a) (d)	14,873	10,255
Hypera SA	1,678	8,670
Itau Unibanco Holding SA ADR	12,435	72,620
Itau Unibanco Holding SA Preference Shares	352	2,054
Itausa SA Preference Shares	21,784	38,513
Klabin SA	489	1,888
Localiza Rent a Car SA	14,655	110,814
Lojas Renner SA	3,722	8,363
Natura & Co. Holding SA	2,241	6,270
Petroleo Brasileiro SA	7,752	56,356
Petroleo Brasileiro SA ADR (c)	8,128	110,866
Petroleo Brasileiro SA ADR (c)	5,501	79,710
Security Description	Shares	Value
Petroleo Brasileiro SA Preference Shares	9,469	$64,866
PRIO SA	13,239	104,302
Raia Drogasil SA	3,786	17,504
Rumo SA	2,465	9,195
Sendas Distribuidora SA (a)	6,203	11,547
Suzano SA	2,194	22,519
Suzano SA ADR	1,310	13,454
Telefonica Brasil SA	2,346	19,150
Telefonica Brasil SA ADR	749	6,149
TIM SA	3,985	11,393
TIM SA ADR (b)	498	7,131
TOTVS SA	1,109	6,076
Ultrapar Participacoes SA	43	167
Ultrapar Participacoes SA ADR	3,089	12,078
Vale SA	1,709	19,144
Vale SA ADR	56,379	629,753
Vibra Energia SA	5,876	22,110
WEG SA	27,347	207,720
		2,271,239
CHILE — 0.4%
Banco de Chile	58,845	6,546
Banco de Credito e Inversiones SA	589	16,523
Banco Santander Chile	11,194	524
Banco Santander Chile ADR	276	5,197
Cencosud SA	7,958	14,965
Cia Sud Americana de Vapores SA	200,691	12,706
Empresas CMPC SA	2,908	5,453
Empresas Copec SA	1,123	8,625
Enel Americas SA	153,175	14,215
Enel Chile SA	7,337	413
Enel Chile SA ADR	303	848
Falabella SA (a)	1,989	6,113
Latam Airlines Group SA	1,001,311	13,621
Sociedad Quimica y Minera de Chile SA ADR (b)	120	4,890
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,760	70,904
		181,543
CHINA — 23.4%
360 Security Technology, Inc. Class A	15,900	16,726
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,400	4,290
AAC Technologies Holdings, Inc.	1,500	5,898
Agricultural Bank of China Ltd. Class A	49,100	29,322
Agricultural Bank of China Ltd. Class H	658,000	281,492
Akeso, Inc. (a) (d)	8,000	38,681
Alibaba Group Holding Ltd.	29,849	269,533

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Alibaba Group Holding Ltd. ADR	197	$13,826
Aluminum Corp. of China Ltd. Class H	18,000	12,288
Anhui Conch Cement Co. Ltd. Class A	2,700	8,724
Anhui Conch Cement Co. Ltd. Class H (b)	8,000	19,059
Anhui Gujing Distillery Co. Ltd. Class B	5,200	77,380
Anhui Kouzi Distillery Co. Ltd. Class A (a)	600	3,221
Anjoy Foods Group Co. Ltd. Class A	700	7,125
Anker Innovations Technology Co. Ltd. Class A	1,560	15,216
ANTA Sports Products Ltd.	15,400	147,937
Autohome, Inc. ADR	153	4,200
AviChina Industry & Technology Co. Ltd. Class H	20,000	8,991
Baidu, Inc. Class A (a)	4,114	44,921
Bank of Beijing Co. Ltd. Class A	3,600	2,880
Bank of China Ltd. Class A	17,700	11,201
Bank of China Ltd. Class H	993,071	489,705
Bank of Communications Co. Ltd. Class A	33,400	34,174
Bank of Communications Co. Ltd. Class H	107,000	84,011
Bank of Hangzhou Co. Ltd. Class A	2,300	4,111
Bank of Jiangsu Co. Ltd. Class A	12,960	13,189
Bank of Nanjing Co. Ltd. Class A	4,000	5,692
Bank of Shanghai Co. Ltd. Class A	28,870	28,708
Baoshan Iron & Steel Co. Ltd. Class A	8,200	7,469
BeiGene Ltd. (a)	322	3,555
Beijing Enterprises Holdings Ltd.	5,500	18,457
Beijing Enterprises Water Group Ltd. (b)	38,000	11,681
Beijing Kingsoft Office Software, Inc. Class A	252	7,852
Beijing Tiantan Biological Products Corp. Ltd. Class A	5,040	16,844
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	324	2,924
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	110,600	81,350
BOC Aviation Ltd. (d)	900	6,455
BOE Technology Group Co. Ltd. Class A	92,200	51,651
Bosideng International Holdings Ltd.	34,000	21,208
Brilliance China Automotive Holdings Ltd.	54,000	56,785
BYD Co. Ltd. Class A	300	10,283
Security Description	Shares	Value
BYD Co. Ltd. Class H (b)	1,000	$29,715
BYD Electronic International Co. Ltd.	3,000	14,986
CGN Power Co. Ltd. Class H (d)	365,100	160,866
Changchun High-Tech Industry Group Co. Ltd. Class A, NVDR	900	11,313
China CITIC Bank Corp. Ltd. Class H (a)	247,000	158,500
China Coal Energy Co. Ltd. Class H (a)	21,000	24,531
China Communications Services Corp. Ltd. Class H	12,000	6,471
China Construction Bank Corp. Class A	28,400	28,786
China Construction Bank Corp. Class H	878,394	649,170
China Eastern Airlines Corp. Ltd. Class A (a)	22,900	12,578
China Everbright Bank Co. Ltd. Class A	14,300	6,209
China Everbright Bank Co. Ltd. Class H (a)	26,274	8,178
China Feihe Ltd. (d)	28,000	12,947
China Galaxy Securities Co. Ltd. Class H	24,334	12,748
China Gas Holdings Ltd.	15,600	13,987
China Hongqiao Group Ltd. (b)	10,500	15,896
China International Capital Corp. Ltd. Class H (d)	3,600	4,007
China Life Insurance Co. Ltd. Class H	39,000	55,148
China Longyuan Power Group Corp. Ltd. Class H (b)	12,000	10,790
China Mengniu Dairy Co. Ltd.	11,000	19,725
China Merchants Bank Co. Ltd. Class A	5,291	24,778
China Merchants Bank Co. Ltd. Class H	19,500	88,541
China Minsheng Banking Corp. Ltd. Class A (a)	74,000	38,415
China Minsheng Banking Corp. Ltd. Class H	98,960	34,223
China National Building Material Co. Ltd. Class H (b)	46,000	16,497
China National Nuclear Power Co. Ltd. Class A	9,400	13,725
China Oilfield Services Ltd. Class H	8,000	7,685
China Overseas Land & Investment Ltd.	21,000	36,419
China Pacific Insurance Group Co. Ltd. Class A (a)	2,500	9,540
China Pacific Insurance Group Co. Ltd. Class H	9,400	22,948
China Petroleum & Chemical Corp. Class A	12,800	11,080

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
China Petroleum & Chemical Corp. Class H	218,395	$141,542
China Power International Development Ltd. (b)	19,000	9,856
China Railway Group Ltd. Class A	16,000	14,289
China Railway Group Ltd. Class H	48,000	26,498
China Railway Signal & Communication Corp. Ltd. Class A	20,676	16,992
China Resources Beer Holdings Co. Ltd.	4,092	13,758
China Resources Gas Group Ltd.	3,000	10,509
China Resources Land Ltd.	8,944	30,415
China Resources Microelectronics Ltd. Class A	2,578	13,220
China Resources Pharmaceutical Group Ltd. (d)	16,000	11,866
China Resources Power Holdings Co. Ltd.	4,267	13,089
China Shenhua Energy Co. Ltd. Class A	2,100	12,762
China Shenhua Energy Co. Ltd. Class H	24,000	110,511
China State Construction Engineering Corp. Ltd. Class A	14,000	10,182
China State Construction International Holdings Ltd.	2,000	2,731
China Taiping Insurance Holdings Co. Ltd.	16,010	16,364
China Three Gorges Renewables Group Co. Ltd. Class A	30,300	18,095
China Tower Corp. Ltd. Class H (d)	674,000	87,192
China United Network Communications Ltd. Class A	47,600	30,643
China Vanke Co. Ltd. Class A	2,100	1,993
China Vanke Co. Ltd. Class H (b)	23,492	13,992
China Yangtze Power Co. Ltd. Class A	38,700	153,298
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,100	6,257
Chongqing Brewery Co. Ltd. Class A	800	6,651
Chongqing Rural Commercial Bank Co. Ltd. Class A	32,200	22,140
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	4,100	15,741
Chow Tai Fook Jewellery Group Ltd. (b)	20,200	21,863
CITIC Ltd.	54,000	49,107
Security Description	Shares	Value
CITIC Securities Co. Ltd. Class H	6,300	$9,280
CMOC Group Ltd. Class H	6,000	5,487
COSCO SHIPPING Holdings Co. Ltd. Class A	4,800	10,184
COSCO SHIPPING Holdings Co. Ltd. Class H	41,750	73,047
COSCO SHIPPING Ports Ltd. (b)	298	206
Country Garden Holdings Co. Ltd. (a)	429,635	26,689
CRRC Corp. Ltd. Class H	22,000	14,202
CSPC Pharmaceutical Group Ltd.	129,840	103,441
Daqin Railway Co. Ltd. Class A	26,400	25,891
Eastroc Beverage Group Co. Ltd. Class A	300	8,865
Ecovacs Robotics Co. Ltd. Class A	700	4,524
ENN Energy Holdings Ltd.	2,400	19,781
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	91,809	24,899
Far East Horizon Ltd.	18,000	11,712
First Capital Securities Co. Ltd. Class A	15,900	11,085
Focus Media Information Technology Co. Ltd. Class A	13,500	11,206
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,739	17,653
Fosun International Ltd.	9,500	5,111
Fuyao Glass Industry Group Co. Ltd. Class A	900	5,905
Fuyao Glass Industry Group Co. Ltd. Class H (d)	3,600	20,911
Ganfeng Lithium Group Co. Ltd. Class A	2,800	10,988
Ganfeng Lithium Group Co. Ltd. Class H (b) (d)	800	1,560
GCL Technology Holdings Ltd. (a) (b)	138,000	20,504
Geely Automobile Holdings Ltd.	17,000	19,139
Giant Biogene Holding Co. Ltd. (d)	4,400	25,840
Great Wall Motor Co. Ltd. Class H	7,000	10,795
Gree Electric Appliances, Inc. of Zhuhai Class A	4,700	25,248
Guangdong Haid Group Co. Ltd. Class A	4,900	31,578
Guangdong Investment Ltd.	10,000	5,853
Guangzhou Automobile Group Co. Ltd. Class H (b)	23,200	8,201
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,900	11,650
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,400	5,663

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Haidilao International Holding Ltd. (b) (d)	1,000	$1,798
Haier Smart Home Co. Ltd. Class H	7,200	24,069
Hainan Airlines Holding Co. Ltd. Class A (a)	78,500	10,967
Haitong Securities Co. Ltd. Class H	8,800	4,091
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,100	10,093
Hengan International Group Co. Ltd.	5,374	16,382
Hengtong Optic-electric Co. Ltd. Class A	4,900	10,584
Hithink RoyalFlush Information Network Co. Ltd. Class A	700	9,943
Horizon Construction Development Ltd. (a)	3,333	640
Huadong Medicine Co. Ltd. Class A	960	3,657
Hualan Biological Engineering, Inc. Class A	5,140	11,117
Huaneng Power International, Inc. Class A (a)	1,400	1,845
Huaneng Power International, Inc. Class H (a)	34,000	25,215
Huatai Securities Co. Ltd. Class H (d)	3,843	4,248
Huaxia Bank Co. Ltd. Class A	30,000	26,298
Huayu Automotive Systems Co. Ltd. Class A	1,000	2,244
Hundsun Technologies, Inc. Class A	4,440	10,740
Hygon Information Technology Co. Ltd. Class A	1,001	9,641
Iflytek Co. Ltd. Class A	3,700	21,767
Imeik Technology Development Co. Ltd. Class A	140	3,300
Industrial & Commercial Bank of China Ltd. Class A	31,600	24,671
Industrial & Commercial Bank of China Ltd. Class H	745,448	443,026
Industrial Bank Co. Ltd. Class A (a)	9,200	22,203
Ingenic Semiconductor Co. Ltd. Class A	1,300	9,872
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	48,300	9,262
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	2,300	8,140
Inner Mongolia Yitai Coal Co. Ltd. Class B	21,800	39,153
iQIYI, Inc. ADR (a)	393	1,442
JA Solar Technology Co. Ltd. Class A	3,000	4,602
Jason Furniture Hangzhou Co. Ltd. Class A	1,040	4,600
JD.com, Inc. Class A	6,912	91,453
Security Description	Shares	Value
Jiangsu Expressway Co. Ltd. Class H (a)	60,000	$64,016
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,400	8,932
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A (a)	7,142	37,623
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,000	12,656
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,100	12,165
Jiangsu Yangnong Chemical Co. Ltd. Class A	3,100	23,969
Jiangxi Copper Co. Ltd. Class A	4,300	13,947
Jiangxi Copper Co. Ltd. Class H	6,000	11,973
Jointown Pharmaceutical Group Co. Ltd. Class A	11,946	7,985
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	1,100	3,419
KE Holdings, Inc. ADR	464	6,566
Kuaishou Technology (a) (d)	1,600	9,458
Kunlun Energy Co. Ltd.	12,000	12,450
Kweichow Moutai Co. Ltd. Class A	1,500	301,483
Lenovo Group Ltd.	46,915	66,220
Lepu Medical Technology Beijing Co. Ltd. Class A	1,000	2,033
Li Auto, Inc. Class A (a)	800	7,203
Li Ning Co. Ltd.	2,000	4,329
Lingyi iTech Guangdong Co. Class A	18,300	17,847
Longfor Group Holdings Ltd. (b) (d)	12,354	16,963
LONGi Green Energy Technology Co. Ltd. Class A (a)	11,860	22,775
Luzhou Laojiao Co. Ltd. Class A	1,600	31,446
Meituan Class B (a) (d)	2,147	30,552
Metallurgical Corp. of China Ltd. Class A	14,400	6,114
Midea Group Co. Ltd. Class A	2,300	20,320
Muyuan Foods Co. Ltd. Class A	3,200	19,110
National Silicon Industry Group Co. Ltd. Class A (a)	5,424	10,260
NAURA Technology Group Co. Ltd. Class A	200	8,763
NetEase, Inc.	27,635	527,753
New China Life Insurance Co. Ltd. Class H	8,800	16,794
New Oriental Education & Technology Group, Inc. (a)	730	5,582
Ningbo Deye Technology Co. Ltd. Class A	756	7,698
Ningxia Baofeng Energy Group Co. Ltd. Class A (a)	2,900	6,884
NIO, Inc. ADR (a)	162	674

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Nongfu Spring Co. Ltd. Class H (d)	52,000	$246,766
OFILM Group Co. Ltd. Class A (a)	8,700	9,307
Oppein Home Group, Inc. Class A	480	3,521
PDD Holdings, Inc. ADR (a)	5,378	715,005
People's Insurance Co. Group of China Ltd. Class H (a)	338,000	116,023
PetroChina Co. Ltd. Class A	9,800	13,853
PetroChina Co. Ltd. Class H	168,000	169,993
PICC Property & Casualty Co. Ltd. Class H (a)	66,270	82,335
Ping An Bank Co. Ltd. Class A	10,700	14,876
Ping An Insurance Group Co. of China Ltd. Class A	2,100	11,897
Ping An Insurance Group Co. of China Ltd. Class H	26,000	117,888
Poly Developments & Holdings Group Co. Ltd. Class A (a)	1,000	1,200
Postal Savings Bank of China Co. Ltd. Class H (b) (d)	149,000	87,407
Power Construction Corp. of China Ltd. Class A	4,300	3,292
Qifu Technology, Inc. ADR	1,857	36,639
SAIC Motor Corp. Ltd. Class A	4,300	8,163
Sangfor Technologies, Inc. Class A	900	6,229
SDIC Power Holdings Co. Ltd. Class A	7,600	18,987
SF Holding Co. Ltd. Class A	2,800	13,688
Shaanxi Coal Industry Co. Ltd. Class A	3,200	11,295
Shandong Gold Mining Co. Ltd. Class A	3,652	13,696
Shandong Gold Mining Co. Ltd. Class H (d)	19,000	37,818
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,000	3,649
Shandong Nanshan Aluminum Co. Ltd. Class A	15,900	8,297
Shandong Sun Paper Industry JSC Ltd. Class A	11,500	21,973
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,600	2,668
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	3,900	4,834
Shanghai Baosight Software Co. Ltd. Class A	2,198	9,613
Shanghai Baosight Software Co. Ltd. Class B	41,232	66,755
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	556	14,054
Shanghai Construction Group Co. Ltd. Class A	20,700	6,096
Security Description	Shares	Value
Shanghai International Airport Co. Ltd. Class A (a)	1,400	$6,184
Shanghai M&G Stationery, Inc. Class A	2,500	10,711
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	13,800	20,751
Shanghai Pudong Development Bank Co. Ltd. Class A	31,424	35,423
Shanghai RAAS Blood Products Co. Ltd. Class A	30,200	32,347
Shanxi Coking Coal Energy Group Co. Ltd. Class A (a)	10,700	15,110
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (a)	1,860	53,725
Shennan Circuits Co. Ltd. Class A	480	6,954
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,600	63,754
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	2,100	7,660
Shenzhen Transsion Holdings Co. Ltd. Class A	1,188	12,455
Shenzhou International Group Holdings Ltd.	1,400	13,709
Sichuan Chuantou Energy Co. Ltd. Class A	13,499	34,668
Sinopharm Group Co. Ltd. Class H	20,400	54,218
Smoore International Holdings Ltd. (b) (d)	4,000	4,852
Songcheng Performance Development Co. Ltd. Class A	6,940	7,633
Sungrow Power Supply Co. Ltd. Class A	1,680	14,274
Sunny Optical Technology Group Co. Ltd.	1,393	8,609
Suzhou TFC Optical Communication Co. Ltd. Class A	700	8,478
TCL Technology Group Corp. Class A	35,020	20,722
Tencent Holdings Ltd.	5,378	256,522
Tencent Music Entertainment Group ADR	859	12,069
Thunder Software Technology Co. Ltd. Class A	600	3,747
Tianshui Huatian Technology Co. Ltd. Class A	6,200	6,921
Tingyi Cayman Islands Holding Corp.	12,000	14,463
Tongling Nonferrous Metals Group Co. Ltd. Class A	13,000	6,428
Tongwei Co. Ltd. Class A	8,200	21,463
Topsports International Holdings Ltd. (d)	19,000	10,099
TravelSky Technology Ltd. Class H	7,000	8,213

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Trip.com Group Ltd. (a)	484	$23,222
Unigroup Guoxin Microelectronics Co. Ltd. Class A	979	7,053
Vipshop Holdings Ltd. ADR	5,973	77,768
Walvax Biotechnology Co. Ltd. Class A	1,800	2,806
Wanhua Chemical Group Co. Ltd. Class A	1,000	11,075
Want Want China Holdings Ltd.	184,000	111,238
Weichai Power Co. Ltd. Class H	12,000	22,963
Wens Foodstuffs Group Co. Ltd. Class A	5,100	13,845
Western Securities Co. Ltd. Class A	17,000	14,413
Will Semiconductor Co. Ltd. Shanghai Class A	700	9,527
Wintime Energy Group Co. Ltd. Class A (a)	74,300	12,009
Wuliangye Yibin Co. Ltd. Class A (a)	4,200	73,658
WuXi AppTec Co. Ltd. Class A	2,300	12,346
WuXi AppTec Co. Ltd. Class H (d)	4,320	16,157
Wuxi Biologics Cayman, Inc. (a) (d)	7,000	10,347
Xiaomi Corp. Class B (a) (d)	32,000	67,546
Xinjiang Daqo New Energy Co. Ltd. Class A	5,579	15,581
XPeng, Inc. Class A (a) (b)	1,000	3,785
Yadea Group Holdings Ltd. (b) (d)	24,000	30,340
Yankuang Energy Group Co. Ltd. Class H (b)	13,000	18,582
Yealink Network Technology Corp. Ltd. Class A	3,370	16,973
Yonyou Network Technology Co. Ltd. Class A (a)	2,700	3,698
Yum China Holdings, Inc.	888	27,386
Yunnan Baiyao Group Co. Ltd. Class A	1,640	11,490
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	600	17,026
Zhejiang Dahua Technology Co. Ltd. Class A	2,100	4,447
Zhejiang Expressway Co. Ltd. Class H	21,320	14,391
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,200	4,722
Zhejiang Supor Co. Ltd. Class A	1,000	6,862
Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,300	2,746
Zhejiang Zheneng Electric Power Co. Ltd. Class A (a)	23,800	23,178
Zhongji Innolight Co. Ltd. Class A	1,960	37,015
Security Description	Shares	Value
Zhongsheng Group Holdings Ltd.	4,500	$6,582
Zhuzhou CRRC Times Electric Co. Ltd. Class H (a)	1,600	6,312
Zijin Mining Group Co. Ltd. Class A	7,000	16,846
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,947	2,048
ZTE Corp. Class A (a)	8,400	32,181
ZTE Corp. Class H (a)	3,480	7,702
ZTO Express Cayman, Inc. ADR	265	5,499
		10,682,440
COLOMBIA — 0.1%
Bancolombia SA	631	5,375
Bancolombia SA ADR	226	7,379
Bancolombia SA Preference Shares	2,403	19,761
Interconexion Electrica SA ESP	1,202	5,279
		37,794
CZECH REPUBLIC — 0.1%
CEZ AS (b)	1,001	37,695
Moneta Money Bank AS (d)	2,320	10,146
		47,841
EGYPT — 0.2%
Commercial International Bank - Egypt (CIB)	38,049	61,316
Commercial International Bank - Egypt (CIB) GDR	19,313	28,699
Eastern Co. SAE	21,933	8,302
Talaat Moustafa Group	7,692	9,111
		107,428
GREECE — 0.7%
Alpha Services & Holdings SA (a)	10,499	17,143
Eurobank Ergasias Services & Holdings SA Class A (a)	10,141	21,965
FF Group (a) (e)	491	—
Hellenic Telecommunications Organization SA	7,245	104,359
Jumbo SA	2,554	73,577
Motor Oil Hellas Corinth Refineries SA	369	9,270
National Bank of Greece SA (a)	2,294	19,138
OPAP SA	2,957	46,397
Piraeus Financial Holdings SA (a)	3,822	13,952
		305,801
HONG KONG — 0.1%
China Common Rich Renewable Energy Investments Ltd. (a) (e)	598,000	—
China Huishan Dairy Holdings Co. Ltd. (a) (e)	1,072,393	—

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Orient Overseas International Ltd.	1,500	$24,342
Sino Biopharmaceutical Ltd.	42,000	14,364
		38,706
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	3,664	28,617
OTP Bank Nyrt	660	32,822
Richter Gedeon Nyrt	832	21,631
		83,070
INDIA — 23.2%
ABB India Ltd.	994	101,214
Adani Ports & Special Economic Zone Ltd.	759	13,454
Adani Power Ltd. (a)	9,431	81,273
Ambuja Cements Ltd.	775	6,229
APL Apollo Tubes Ltd.	2,107	39,299
Apollo Hospitals Enterprise Ltd.	471	34,939
Asian Paints Ltd.	8,116	283,913
Astral Ltd.	1,687	48,166
Aurobindo Pharma Ltd.	1,302	18,855
Avenue Supermarts Ltd. (a) (d)	343	19,402
Axis Bank Ltd.	3,988	60,510
Bajaj Auto Ltd.	2,066	235,412
Bajaj Finance Ltd.	168	14,336
Bajaj Finserv Ltd.	484	9,218
Balkrishna Industries Ltd.	562	21,762
Bank of Baroda	5,291	17,474
Bharat Electronics Ltd.	51,050	187,273
Bharat Petroleum Corp. Ltd.	11,428	41,655
Bharat Petroleum Corp. Ltd. (a)	11,428	41,655
Bharti Airtel Ltd.	16,149	279,658
Bosch Ltd.	50	20,437
Britannia Industries Ltd. (a)	2,811	184,581
CG Power & Industrial Solutions Ltd.	10,810	91,354
Cipla Ltd.	6,292	111,734
Coal India Ltd.	28,748	163,119
Colgate-Palmolive India Ltd.	4,071	138,803
Cummins India Ltd.	1,858	88,387
Dabur India Ltd.	16,852	121,397
Divi's Laboratories Ltd.	781	43,050
Dr Reddy's Laboratories Ltd.	1,900	145,879
Dr Reddy's Laboratories Ltd. ADR	1,139	86,780
Eicher Motors Ltd.	2,187	122,557
GAIL India Ltd. GDR	1,070	16,799
Godrej Consumer Products Ltd.	738	12,177
Grasim Industries Ltd.	716	22,930
Havells India Ltd.	3,462	75,661
HCL Technologies Ltd.	23,738	415,506
HDFC Asset Management Co. Ltd. (d)	1,435	68,720
HDFC Bank Ltd.	5,192	104,839
HDFC Life Insurance Co. Ltd. (d)	1,749	12,481
Security Description	Shares	Value
Hero MotoCorp Ltd.	2,199	$147,139
Hindalco Industries Ltd.	3,475	28,902
Hindustan Aeronautics Ltd.	2,938	185,476
Hindustan Petroleum Corp. Ltd. (c)	4,358	17,356
Hindustan Petroleum Corp. Ltd. (a) (c)	2,179	8,678
Hindustan Unilever Ltd.	14,853	440,500
ICICI Bank Ltd.	3,711	53,386
ICICI Bank Ltd. ADR	2,325	66,983
ICICI Lombard General Insurance Co. Ltd. (d)	3,173	68,095
Indian Hotels Co. Ltd.	5,489	41,144
Indian Oil Corp. Ltd.	16,133	32,045
Indian Railway Catering & Tourism Corp. Ltd.	3,765	44,665
IndusInd Bank Ltd.	748	13,137
Infosys Ltd.	30,889	580,367
Infosys Ltd. ADR (b)	23,802	443,193
ITC Ltd.	47,460	241,832
Jio Financial Services Ltd. (a)	6,754	29,009
JSW Steel Ltd.	1,830	20,442
Jubilant Foodworks Ltd.	386	2,607
Kotak Mahindra Bank Ltd.	3,967	85,751
Larsen & Toubro Ltd.	26	1,106
Larsen & Toubro Ltd. GDR	714	30,416
LTIMindtree Ltd. (d)	2,266	146,335
Lupin Ltd.	3,249	63,172
Mahindra & Mahindra Ltd.	69	2,372
Mahindra & Mahindra Ltd. GDR	961	32,866
Mankind Pharma Ltd. (a)	1,120	28,598
Marico Ltd.	21,237	156,118
Maruti Suzuki India Ltd.	785	113,285
Max Healthcare Institute Ltd.	4,805	54,203
Mphasis Ltd.	1,499	44,160
MRF Ltd.	65	100,913
Nestle India Ltd.	8,595	263,006
NMDC Ltd.	11,716	34,570
NTPC Ltd.	8,754	39,719
Oil & Natural Gas Corp. Ltd.	12,890	42,386
Page Industries Ltd.	221	103,624
Persistent Systems Ltd.	2,489	126,601
Petronet LNG Ltd.	12,800	50,693
PI Industries Ltd.	1,458	66,420
Pidilite Industries Ltd.	4,690	177,670
Polycab India Ltd. (a)	712	57,545
Power Finance Corp. Ltd.	4,006	23,305
Power Grid Corp. of India Ltd.	10,650	42,268
REC Ltd.	2,413	15,204
Reliance Industries Ltd.	2,374	89,132
Reliance Industries Ltd. GDR (d)	1,646	122,792
SBI Life Insurance Co. Ltd. (d)	354	6,334
Shree Cement Ltd.	18	6,016
Shriram Finance Ltd.	246	8,589
Siemens Ltd.	603	55,714
Solar Industries India Ltd. (a)	396	47,588

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Sona Blw Precision Forgings Ltd. (d)	5,101	$39,211
SRF Ltd.	534	15,600
State Bank of India	1,469	14,956
State Bank of India GDR	380	38,380
Sun Pharmaceutical Industries Ltd.	6,377	116,306
Supreme Industries Ltd.	840	59,996
Tata Consultancy Services Ltd.	20,695	968,927
Tata Elxsi Ltd.	1,316	110,494
Tata Motors Ltd.	2,970	35,252
Tata Power Co. Ltd. (a)	1,943	10,266
Tata Steel Ltd.	702	1,465
Tata Steel Ltd. GDR	859	17,695
Tech Mahindra Ltd.	3,920	67,240
Titan Co. Ltd.	6,514	265,927
Torrent Pharmaceuticals Ltd.	2,988	100,020
Trent Ltd.	1,201	78,924
Tube Investments of India Ltd.	530	27,071
TVS Motor Co. Ltd.	632	17,923
UltraTech Cement Ltd.	109	15,252
UPL Ltd.	1,374	9,406
Varun Beverages Ltd.	6,566	128,308
Vedanta Ltd.	3,143	17,112
Wipro Ltd.	18,119	111,870
Yes Bank Ltd. (a)	34,627	9,837
		10,583,753
INDONESIA — 2.1%
Adaro Energy Indonesia Tbk. PT	161,700	27,551
Astra International Tbk. PT	43,900	11,957
Bank Central Asia Tbk. PT	1,024,925	621,214
Bank Mandiri Persero Tbk. PT	45,700	17,164
Bank Negara Indonesia Persero Tbk. PT	27,100	7,712
Bank Rakyat Indonesia Persero Tbk. PT	115,349	32,403
Chandra Asri Pacific Tbk. PT	17,500	9,859
Charoen Pokphand Indonesia Tbk. PT	16,000	4,959
GoTo Gojek Tokopedia Tbk. PT (a)	1,308,500	3,995
Indah Kiat Pulp & Paper Tbk. PT	10,800	5,870
Indofood Sukses Makmur Tbk. PT	22,200	8,236
Sumber Alfaria Trijaya Tbk. PT	480,100	80,627
Telkom Indonesia Persero Tbk. PT	336,275	64,277
Unilever Indonesia Tbk. PT	150,800	27,812
United Tractors Tbk. PT	26,300	35,294
		958,930
KUWAIT — 0.9%
Kuwait Finance House KSCP	56,929	131,767
Mobile Telecommunications Co. KSCP	52,371	75,974
Security Description	Shares	Value
National Bank of Kuwait SAKP	69,619	$195,637
		403,378
LUXEMBOURG — 0.1%
Reinet Investments SCA	689	17,338
MALAYSIA — 2.0%
AMMB Holdings Bhd.	13,200	12,004
CELCOMDIGI Bhd.	41,500	32,373
CIMB Group Holdings Bhd.	12,632	18,208
Gamuda Bhd.	8,100	11,298
Genting Bhd.	9,700	9,685
Genting Malaysia Bhd.	8,500	4,595
Hong Leong Bank Bhd.	17,220	70,085
IHH Healthcare Bhd.	69,400	92,680
IOI Corp. Bhd.	9,900	7,765
Kuala Lumpur Kepong Bhd.	1,403	6,138
Malayan Banking Bhd.	83,840	177,010
Malaysia Airports Holdings Bhd.	23,107	48,492
Maxis Bhd.	12,900	9,653
MISC Bhd.	13,300	24,020
MR DIY Group M Bhd. (d)	110,750	45,544
Nestle Malaysia Bhd.	4,000	103,021
Petronas Chemicals Group Bhd.	9,600	12,841
Petronas Dagangan Bhd.	4,000	14,787
PPB Group Bhd.	10,660	32,313
Public Bank Bhd.	50,255	42,825
SD Guthrie Bhd.	4,767	4,264
Sime Darby Bhd.	11,527	6,402
Telekom Malaysia Bhd.	16,059	23,012
Tenaga Nasional Bhd.	25,900	75,655
		884,670
MEXICO — 1.9%
Alfa SAB de CV Class A	37,995	22,212
America Movil SAB de CV	90,354	76,936
Arca Continental SAB de CV (b)	355	3,483
Cemex SAB de CV	54,856	35,130
Coca-Cola Femsa SAB de CV	649	5,568
Fibra Uno Administracion SA de CV REIT	11,954	14,696
Fomento Economico Mexicano SAB de CV	2,689	28,945
Gruma SAB de CV Class B	288	5,257
Grupo Aeroportuario del Centro Norte SAB de CV (b)	4,555	38,651
Grupo Aeroportuario del Pacifico SAB de CV Class B	84	1,315
Grupo Aeroportuario del Sureste SAB de CV Class B	2,257	67,986
Grupo Bimbo SAB de CV (b)	8,296	29,313
Grupo Carso SAB de CV	782	5,378
Grupo Financiero Banorte SAB de CV Class O	5,425	42,295
Grupo Financiero Inbursa SAB de CV Class O (a)	3,627	8,622
Grupo Mexico SAB de CV	6,272	33,755

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Industrias Penoles SAB de CV (a)	492	$6,397
Kimberly-Clark de Mexico SAB de CV Class A	1,707	2,955
Orbia Advance Corp. SAB de CV	1,885	2,632
Promotora y Operadora de Infraestructura SAB de CV	190	1,759
Southern Copper Corp.	1,200	129,288
Wal-Mart de Mexico SAB de CV	93,731	319,143
		881,716
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	3,776	64,003
Credicorp Ltd.	614	99,057
		163,060
PHILIPPINES — 0.8%
Ayala Corp.	510	5,064
Ayala Land, Inc.	5,600	2,723
Bank of the Philippine Islands	38,477	78,190
BDO Unibank, Inc.	22,416	49,032
International Container Terminal Services, Inc.	14,300	85,348
JG Summit Holdings, Inc.	7,614	3,384
Jollibee Foods Corp.	10,270	39,602
Manila Electric Co.	9,480	59,200
Metropolitan Bank & Trust Co.	16,116	18,575
PLDT, Inc.	416	10,200
SM Investments Corp.	755	10,698
SM Prime Holdings, Inc.	11,100	5,360
		367,376
POLAND — 0.7%
Bank Polska Kasa Opieki SA	209	8,734
Budimex SA	233	40,398
CD Projekt SA	103	3,560
Dino Polska SA (a) (d)	754	76,187
KGHM Polska Miedz SA	447	16,718
LPP SA	2	8,502
ORLEN SA	4,603	77,506
PGE Polska Grupa Energetyczna SA (a)	6,957	12,422
Powszechna Kasa Oszczednosci Bank Polski SA	1,825	28,564
Powszechny Zaklad Ubezpieczen SA	1,458	18,692
Santander Bank Polska SA	105	14,136
		305,419
QATAR — 1.1%
Barwa Real Estate Co.	4,450	3,355
Commercial Bank PSQC	10,986	12,941
Dukhan Bank	21,870	22,687
Industries Qatar QSC	6,071	21,343
Masraf Al Rayan QSC	58,267	37,335
Ooredoo QPSC	25,303	70,885
Security Description	Shares	Value
Qatar Electricity & Water Co. QSC	16,142	$69,383
Qatar Fuel QSC	18,785	76,822
Qatar Gas Transport Co. Ltd.	12,593	16,193
Qatar Islamic Bank QPSC	8,128	41,522
Qatar National Bank QPSC	34,547	138,624
		511,090
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	817	5,878
RUSSIA — 0.0%
Alrosa PJSC (e)	72,138	—
Gazprom PJSC ADR (a) (e)	50,071	—
Inter RAO UES PJSC (e)	435,055	—
LUKOIL PJSC (e)	3,065	—
MMC Norilsk Nickel PJSC ADR (a) (e)	1,589	—
Mobile TeleSystems PJSC ADR (a) (e)	2,361	—
Moscow Exchange MICEX-Rates PJSC (e)	5,004	—
Novatek PJSC GDR (a) (e)	169	—
Novolipetsk Steel PJSC (e)	6,756	—
Novolipetsk Steel PJSC GDR (a) (e)	2,685	—
PhosAgro PJSC (e)	3	—
PhosAgro PJSC GDR (a) (e)	401	—
Polyus PJSC (a) (e)	81	—
Polyus PJSC GDR (a) (e)	1,392	—
Rosneft Oil Co. PJSC (e)	15,529	—
Sberbank of Russia PJSC (a) (e)	57,120	—
Severstal PAO GDR (a) (e)	5,724	—
Surgutneftegas PJSC ADR (a) (e)	43,960	—
Tatneft PJSC ADR (a) (e)	1,514	—
VTB Bank PJSC (a) (e)	32,335,040	—
Yandex NV Class A (a) (e)	170	—
		—
SAUDI ARABIA — 5.6%
ACWA Power Co.	272	25,680
Advanced Petrochemical Co. (a)	2,983	30,652
Al Rajhi Bank	6,844	148,679
Alinma Bank	5,553	46,033
Almarai Co. JSC	2,267	34,262
Arab National Bank	2,922	15,780
Arabian Internet & Communications Services Co.	1,389	108,259
Bank AlBilad	1,575	13,686
Bank Al-Jazira (a)	2,208	9,711
Banque Saudi Fransi	2,016	19,077
Bupa Arabia for Cooperative Insurance Co.	2,063	141,324
Co. for Cooperative Insurance	1,251	48,218
Dallah Healthcare Co.	353	14,961

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Dar Al Arkan Real Estate Development Co. (a)	10,505	$33,042
Dr Sulaiman Al Habib Medical Services Group Co.	1,727	132,853
Elm Co.	713	162,913
Etihad Etisalat Co.	10,086	143,563
Jarir Marketing Co.	35,883	121,281
Mobile Telecommunications Co. Saudi Arabia	20,508	64,067
Mouwasat Medical Services Co.	1,349	43,581
Nahdi Medical Co.	759	26,665
Riyad Bank	3,634	25,233
SABIC Agri-Nutrients Co.	6,022	181,065
Sahara International Petrochemical Co.	597	4,647
SAL Saudi Logistics Services	331	26,628
Saudi Arabian Mining Co. (a)	1,030	11,819
Saudi Arabian Oil Co. (d)	56,364	416,165
Saudi Awwal Bank	2,363	24,344
Saudi Basic Industries Corp.	5,734	112,338
Saudi Electricity Co.	13,000	57,037
Saudi Kayan Petrochemical Co. (a)	1,122	2,425
Saudi National Bank	8,791	85,998
Saudi Tadawul Group Holding Co.	45	2,989
Saudi Telecom Co.	21,133	211,240
Savola Group (a)	260	3,240
Yanbu National Petrochemical Co.	1,894	18,503
		2,567,958
SOUTH AFRICA — 1.8%
Absa Group Ltd.	1,462	12,686
Anglo American Platinum Ltd. (b)	328	10,808
Aspen Pharmacare Holdings Ltd. (b)	920	11,755
Bid Corp. Ltd.	654	15,217
Bidvest Group Ltd.	1,062	16,543
Capitec Bank Holdings Ltd.	1,220	175,651
Clicks Group Ltd.	3,878	73,134
Discovery Ltd.	815	6,012
Exxaro Resources Ltd.	4,360	42,502
FirstRand Ltd.	10,893	45,875
Gold Fields Ltd.	1,218	18,238
Harmony Gold Mining Co. Ltd.	915	8,421
Impala Platinum Holdings Ltd. (b)	5,209	25,894
Kumba Iron Ore Ltd. (b)	1,256	30,240
MTN Group Ltd.	5,966	27,752
Naspers Ltd. Class N	295	57,630
Nedbank Group Ltd.	1,587	22,285
Northam Platinum Holdings Ltd.	1,401	9,767
Old Mutual Ltd.	22,413	15,208
OUTsurance Group Ltd.	6,786	17,251
Remgro Ltd.	1,524	11,358
Security Description	Shares	Value
Sanlam Ltd.	4,730	$20,961
Sasol Ltd.	4,400	33,277
Shoprite Holdings Ltd.	1,240	19,288
Sibanye Stillwater Ltd.	18,126	19,575
Standard Bank Group Ltd.	3,933	45,406
Vodacom Group Ltd.	1,302	6,953
Woolworths Holdings Ltd.	9,332	31,573
		831,260
SOUTH KOREA — 8.3%
Amorepacific Corp.	51	6,199
Celltrion, Inc.	245	31,023
CJ CheilJedang Corp.	68	19,044
Coway Co. Ltd.	751	35,027
DB Insurance Co. Ltd.	357	29,696
Doosan Bobcat, Inc.	112	4,174
Doosan Enerbility Co. Ltd. (a)	372	5,432
GS Holdings Corp.	415	14,140
Hana Financial Group, Inc.	2,149	94,765
Hankook Tire & Technology Co. Ltd.	360	11,821
Hanmi Semiconductor Co. Ltd.	674	84,366
Hanwha Aerospace Co. Ltd.	68	12,325
Hanwha Solutions Corp.	354	7,098
HD Hyundai Co. Ltd.	263	14,234
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	137	15,805
HMM Co. Ltd.	2,509	35,780
Hyundai Engineering & Construction Co. Ltd.	395	9,197
Hyundai Glovis Co. Ltd.	78	12,410
Hyundai Mobis Co. Ltd.	369	67,420
Hyundai Motor Co.	704	150,875
Hyundai Motor Co. GDR	190	12,388
Hyundai Motor Co. Preference Shares	288	38,330
Hyundai Steel Co.	1,160	24,481
Industrial Bank of Korea	2,355	23,986
Kakao Corp.	310	9,155
KB Financial Group, Inc.	658	37,525
KB Financial Group, Inc. ADR (b)	1,579	89,387
Kia Corp.	1,182	111,030
Korea Aerospace Industries Ltd.	130	5,005
Korea Electric Power Corp.	2,548	36,226
Korea Electric Power Corp. ADR (a)	3,565	25,276
Korea Investment Holdings Co. Ltd.	440	22,376
Korea Zinc Co. Ltd.	10	3,741
Korean Air Lines Co. Ltd.	486	8,209
Krafton, Inc. (a)	62	12,679
KT Corp.	1,178	32,007
KT&G Corp.	1,801	115,400
Kumho Petrochemical Co. Ltd.	88	9,366
LG Chem Ltd.	188	47,188

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
LG Corp.	416	$24,359
LG Display Co. Ltd. (a)	1,595	13,291
LG Display Co. Ltd. ADR (a)	1,925	7,931
LG Electronics, Inc.	656	52,852
LG Energy Solution Ltd. (a)	59	13,995
LG H&H Co. Ltd.	45	11,295
LG Innotek Co. Ltd.	121	23,910
LG Uplus Corp.	4,746	33,858
Lotte Chemical Corp.	129	10,749
Meritz Financial Group, Inc.	248	14,251
Mirae Asset Securities Co. Ltd.	2,433	12,938
NAVER Corp.	220	26,675
NCSoft Corp.	53	6,927
Orion Corp.	587	39,318
POSCO Holdings, Inc.	195	51,424
POSCO Holdings, Inc. ADR	795	52,263
Posco International Corp.	70	3,326
Samsung Biologics Co. Ltd. (a) (d)	179	94,539
Samsung C&T Corp.	596	61,484
Samsung E&A Co. Ltd. (a)	2,460	43,159
Samsung Electro-Mechanics Co. Ltd.	371	42,585
Samsung Electronics Co. Ltd.	12,727	753,542
Samsung Electronics Co. Ltd. Preference Shares	4,205	194,288
Samsung Fire & Marine Insurance Co. Ltd.	158	44,651
Samsung Heavy Industries Co. Ltd. (a)	1,767	12,003
Samsung Life Insurance Co. Ltd.	361	23,210
Samsung SDI Co. Ltd.	111	28,546
Samsung SDS Co. Ltd.	968	104,430
Shinhan Financial Group Co. Ltd.	326	11,404
Shinhan Financial Group Co. Ltd. ADR (b)	2,810	97,816
SK Bioscience Co. Ltd. (a)	68	2,599
SK Hynix, Inc.	1,387	238,304
SK Innovation Co. Ltd. (a)	514	43,353
SK Square Co. Ltd. (a)	317	23,029
SK Telecom Co. Ltd.	2,135	79,878
SK, Inc.	619	71,186
S-Oil Corp.	165	7,971
Woori Financial Group, Inc.	4,507	48,099
Yuhan Corp.	839	49,310
		3,799,334
TAIWAN — 15.8%
Accton Technology Corp.	10,000	171,077
Acer, Inc.	11,258	16,258
Advantech Co. Ltd.	14,220	162,181
Alchip Technologies Ltd.	1,000	75,675
ASE Technology Holding Co. Ltd.	10,124	52,584
Asia Cement Corp.	10,200	13,787
Security Description	Shares	Value
Asia Vital Components Co. Ltd.	4,000	$94,324
Asustek Computer, Inc.	4,000	61,403
AUO Corp.	24,600	13,498
Catcher Technology Co. Ltd.	13,000	92,967
Cathay Financial Holding Co. Ltd. (a)	35,179	63,979
Chailease Holding Co. Ltd.	1,838	8,697
Chang Hwa Commercial Bank Ltd.	13,821	7,860
Cheng Shin Rubber Industry Co. Ltd.	6,000	9,146
China Development Financial Holding Corp. (a)	66,300	30,860
China Steel Corp.	47,440	33,780
Chunghwa Telecom Co. Ltd. (a)	62,540	241,936
Compal Electronics, Inc.	88,000	94,126
CTBC Financial Holding Co. Ltd.	43,900	51,219
Delta Electronics, Inc.	3,623	43,275
E Ink Holdings, Inc.	1,000	7,768
E.Sun Financial Holding Co. Ltd.	106,704	93,904
Eclat Textile Co. Ltd.	2,379	38,793
eMemory Technology, Inc. (a)	1,000	79,219
Evergreen Marine Corp. Taiwan Ltd.	7,626	45,368
Far Eastern New Century Corp.	8,560	9,301
Far EasTone Telecommunications Co. Ltd.	68,449	177,444
Feng TAY Enterprise Co. Ltd.	8,037	38,399
First Financial Holding Co. Ltd.	195,484	169,323
Formosa Chemicals & Fibre Corp. (a)	10,000	15,536
Formosa Petrochemical Corp. (a)	13,000	25,967
Formosa Plastics Corp. (a)	17,000	30,131
Fortune Electric Co. Ltd.	2,000	58,259
Fubon Financial Holding Co. Ltd.	19,703	48,162
Gigabyte Technology Co. Ltd.	1,000	9,417
Global Unichip Corp.	1,000	49,474
Globalwafers Co. Ltd.	4,000	66,458
Hon Hai Precision Industry Co. Ltd.	53,730	354,429
Hua Nan Financial Holdings Co. Ltd.	131,116	106,699
Innolux Corp.	60,065	26,569
Inventec Corp.	6,000	10,320
Lite-On Technology Corp.	4,952	16,180
MediaTek, Inc.	19,877	857,784
Mega Financial Holding Co. Ltd.	72,219	89,936
Micro-Star International Co. Ltd.	3,000	16,460
Nan Ya Plastics Corp. (a)	12,000	18,236
Nanya Technology Corp. (a)	3,000	6,445
Nien Made Enterprise Co. Ltd.	3,000	36,065
Novatek Microelectronics Corp.	10,000	186,798
Pegatron Corp.	16,000	51,539
PharmaEssentia Corp. (a)	1,000	17,262
Pou Chen Corp.	25,000	26,972

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
President Chain Store Corp.	17,000	$143,319
Quanta Computer, Inc.	6,000	57,704
Realtek Semiconductor Corp.	7,000	117,812
Ruentex Development Co. Ltd.	5,968	8,021
Shanghai Commercial & Savings Bank Ltd.	13,295	18,872
Shin Kong Financial Holding Co. Ltd. (a)	79,657	24,161
SinoPac Financial Holdings Co. Ltd.	42,627	33,375
Synnex Technology International Corp.	26,900	60,613
Taishin Financial Holding Co. Ltd.	19,759	11,481
Taiwan Business Bank	59,464	33,360
Taiwan Cooperative Financial Holding Co. Ltd.	203,937	163,444
Taiwan High Speed Rail Corp.	39,000	36,546
Taiwan Mobile Co. Ltd.	68,542	226,068
Taiwan Semiconductor Manufacturing Co. Ltd.	52,495	1,563,127
TCC Group Holdings	28,019	29,538
Unimicron Technology Corp.	3,000	16,645
Uni-President Enterprises Corp.	38,164	95,641
United Microelectronics Corp. (a)	33,000	56,659
Vanguard International Semiconductor Corp.	3,000	11,975
Voltronic Power Technology Corp.	1,000	59,338
Walsin Lihwa Corp.	13,000	14,226
Wan Hai Lines Ltd.	5,100	13,928
Winbond Electronics Corp.	3,120	2,472
Wistron Corp.	7,000	22,872
Wiwynn Corp.	1,000	81,531
WPG Holdings Ltd.	36,280	100,425
Yageo Corp.	953	21,444
Yang Ming Marine Transport Corp.	12,000	27,594
Yuanta Financial Holding Co. Ltd.	30,136	29,772
Zhen Ding Technology Holding Ltd.	3,000	11,975
		7,217,187
THAILAND — 2.2%
Advanced Info Service PCL	31,722	180,663
Airports of Thailand PCL	41,600	65,465
Airports of Thailand PCL NVDR	54,770	86,190
Asset World Corp. PCL	5,400	512
Bangkok Dusit Medical Services PCL Class F	92,392	67,348
Bangkok Expressway & Metro PCL	85,780	17,882
Bumrungrad Hospital PCL	18,764	126,295
Central Retail Corp. PCL	23,334	19,552
Central Retail Corp. PCL NVDR	5,563	4,661
Security Description	Shares	Value
Charoen Pokphand Foods PCL (a)	16,386	$10,225
CP ALL PCL	15,461	23,172
Delta Electronics Thailand PCL	46,200	104,807
Energy Absolute PCL	900	275
Energy Absolute PCL NVDR	2,100	641
Home Product Center PCL	82,374	20,763
Indorama Ventures PCL	1,400	744
Indorama Ventures PCL NVDR	5,100	2,710
Intouch Holdings PCL	55,902	108,917
Kasikornbank PCL	4,000	13,679
Krung Thai Bank PCL	25,568	11,914
Minor International PCL	885	724
Minor International PCL NVDR	2,661	2,175
PTT Exploration & Production PCL	1,828	7,572
PTT Global Chemical PCL	11,662	9,693
PTT Oil & Retail Business PCL	47,100	20,535
PTT PCL	37,560	33,264
SCB X PCL	3,075	8,631
Siam Cement PCL	3,724	22,833
Siam Cement PCL NVDR	1,200	7,357
Thai Oil PCL	6,279	9,068
True Corp. PCL (a)	17,465	4,164
		992,431
TURKEY — 1.1%
Akbank TAS	10,575	20,661
Aselsan Elektronik Sanayi Ve Ticaret AS	18,897	33,778
BIM Birlesik Magazalar AS	7,831	130,184
Coca-Cola Icecek AS	1,708	43,034
Eregli Demir ve Celik Fabrikalari TAS	4,120	6,692
Ford Otomotiv Sanayi AS	1,011	34,663
Haci Omer Sabanci Holding AS	7,019	20,661
KOC Holding AS	2,693	18,630
Pegasus Hava Tasimaciligi AS (a)	1,477	10,267
Sasa Polyester Sanayi AS (a)	6,036	8,079
Tofas Turk Otomobil Fabrikasi AS	1,762	18,274
Turk Hava Yollari AO (a)	6,613	62,280
Turkcell Iletisim Hizmetleri AS	9,692	29,741
Turkiye Is Bankasi AS Class C	32,858	15,886
Turkiye Petrol Rafinerileri AS	3,391	17,119
Turkiye Sise ve Cam Fabrikalari AS	15,834	24,246
Yapi ve Kredi Bankasi AS	19,758	20,371
		514,566
UNITED ARAB EMIRATES — 1.8%
Abu Dhabi Commercial Bank PJSC	10,972	23,957
Abu Dhabi Islamic Bank PJSC	19,609	61,822
Abu Dhabi National Oil Co. for Distribution PJSC	165,485	152,735
Aldar Properties PJSC	30,273	51,595

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Americana Restaurants International PLC	84,995	$73,818
Dubai Islamic Bank PJSC	87,906	137,376
Emaar Properties PJSC	19,564	43,677
Emirates NBD Bank PJSC	17,672	79,387
Emirates Telecommunications Group Co. PJSC	18,358	80,469
First Abu Dhabi Bank PJSC	27,895	94,629
Multiply Group PJSC (a)	49,022	27,360
		826,825
UNITED KINGDOM — 0.0% (f)
Anglogold Ashanti PLC	599	15,082
UNITED STATES — 0.2%
JBS SA (a)	7,168	41,644
Legend Biotech Corp. ADR (a) (b)	624	27,637
		69,281
TOTAL COMMON STOCKS (Cost $39,896,208)		45,672,394

RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Localiza Rent a Car SA (expiring 08/06/24) (a) (Cost $0)	148	240
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (g) (h)	29,196	29,205
State Street Navigator Securities Lending Portfolio II (i) (j)	789,918	789,918
TOTAL SHORT-TERM INVESTMENTS (Cost $819,121)		819,123
TOTAL INVESTMENTS — 102.0% (Cost $40,715,329)		46,491,757
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(910,009)
NET ASSETS — 100.0%		$45,581,748

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.6% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$44,757,008	$915,386	$0(a)	$45,672,394
Rights	240	—	—	240
Short-Term Investments	819,123	—	—	819,123
TOTAL INVESTMENTS	$45,576,371	$915,386	$0	$46,491,757
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	134,554	$134,581	$3,007,924	$3,113,198	$(104)	$2	29,196	$29,205	$4,615
State Street Navigator Securities Lending Portfolio II	710,915	710,915	6,944,561	6,865,558	—	—	789,918	789,918	2,372
Total		$845,496	$9,952,485	$9,978,756	$(104)	$2		$819,123	$6,987
See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.6%
Ampol Ltd. (a)	501	$10,821
ANZ Group Holdings Ltd.	4,501	84,889
APA Group Stapled Security	671	3,581
Aristocrat Leisure Ltd.	1,257	41,773
ASX Ltd. (a)	423	16,950
Aurizon Holdings Ltd.	2,156	5,256
BHP Group Ltd.	14,191	404,498
BlueScope Steel Ltd.	1,109	15,131
Brambles Ltd.	3,289	31,916
CAR Group Ltd.	88	2,072
Cochlear Ltd.	120	26,619
Coles Group Ltd.	1,578	17,947
Commonwealth Bank of Australia (a)	1,246	105,998
Computershare Ltd.	1,278	22,482
Dexus REIT (a)	1,475	6,383
Endeavour Group Ltd. (a)	1,731	5,838
Fortescue Ltd. (a)	5,536	79,157
Glencore PLC	24,293	138,527
Goodman Group REIT	640	14,853
GPT Group REIT (a)	2,024	5,407
Insurance Australia Group Ltd.	1,836	8,755
Lottery Corp. Ltd.	681	2,306
Macquarie Group Ltd.	221	30,211
Medibank Pvt Ltd.	6,959	17,335
Mineral Resources Ltd.	103	3,709
Mirvac Group REIT (a)	4,600	5,745
National Australia Bank Ltd.	3,400	82,267
Northern Star Resources Ltd. (a)	823	7,145
Orica Ltd.	392	4,678
Origin Energy Ltd.	1,163	8,435
Pilbara Minerals Ltd. (a)	1,949	3,996
Pro Medicus Ltd. (a)	155	14,830
Qantas Airways Ltd. (b)	543	2,121
QBE Insurance Group Ltd.	1,675	19,453
Ramsay Health Care Ltd.	148	4,691
REA Group Ltd. (a)	101	13,265
Reece Ltd. (a)	99	1,664
Rio Tinto Ltd. (a)	1,045	83,051
Rio Tinto PLC	3,499	230,045
Santos Ltd.	4,951	25,328
Scentre Group REIT (a)	4,373	9,112
SEEK Ltd. (a)	135	1,926
Seven Group Holdings Ltd. (a)	100	2,517
Sonic Healthcare Ltd.	601	10,556
South32 Ltd.	6,302	15,404
Stockland REIT (a)	2,510	6,990
Suncorp Group Ltd.	1,265	14,709
Telstra Group Ltd.	18,753	45,338
Transurban Group Stapled Security	801	6,633
Treasury Wine Estates Ltd.	492	4,088
Vicinity Ltd. REIT	3,798	4,693
Security Description	Shares	Value
Washington H Soul Pattinson & Co. Ltd. (a)	172	$3,770
Wesfarmers Ltd. (a)	2,540	110,567
Westpac Banking Corp. (a)	4,733	86,072
WiseTech Global Ltd. (a)	13	871
Woodside Energy Group Ltd.	3,071	57,858
Woolworths Group Ltd.	1,245	28,096
		2,018,328
AUSTRIA — 0.1%
Erste Group Bank AG	689	32,668
Mondi PLC	695	13,341
OMV AG	408	17,780
Verbund AG	186	14,682
voestalpine AG	342	9,244
		87,715
BELGIUM — 0.2%
Ageas SA	237	10,841
Anheuser-Busch InBev SA	715	41,472
D'ieteren Group	13	2,760
Elia Group SA	27	2,531
Groupe Bruxelles Lambert NV	116	8,286
KBC Group NV	408	28,816
Lotus Bakeries NV	1	10,321
Sofina SA	16	3,656
Syensqo SA	93	8,330
UCB SA	1,012	150,436
Umicore SA (a)	642	9,654
Warehouses De Pauw CVA REIT	134	3,633
		280,736
BRAZIL — 0.0% (c)
Wheaton Precious Metals Corp. (a)	606	31,767
Yara International ASA	415	11,989
		43,756
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	181	3,858
CANADA — 2.9%
Agnico Eagle Mines Ltd.	370	24,195
Air Canada (a) (b)	190	2,485
Alimentation Couche-Tard, Inc. (a)	1,962	110,076
AltaGas Ltd. (a)	372	8,403
ARC Resources Ltd. (a)	745	13,290
Bank of Montreal	1,130	94,828
Bank of Nova Scotia (a)	2,227	101,849
Barrick Gold Corp. (a)	1,673	27,901
BCE, Inc. (a)	79	2,558
Brookfield Asset Management Ltd. Class A (a)	47	1,789
Brookfield Corp. (a)	1,477	61,418
CAE, Inc. (a) (b)	200	3,714
Cameco Corp. (a)	66	3,247
Canadian Apartment Properties REIT	82	2,664

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Canadian Imperial Bank of Commerce (a)	1,432	$68,076
Canadian National Railway Co. (a)	1,242	146,733
Canadian Natural Resources Ltd. (a)	1,968	70,085
Canadian Pacific Kansas City Ltd. (a)	2,097	165,112
Canadian Tire Corp. Ltd. Class A (a)	108	10,714
Canadian Utilities Ltd. Class A (a)	146	3,153
CCL Industries, Inc. Class B	116	6,099
Cenovus Energy, Inc. (a)	1,860	36,552
CGI, Inc. (a) (b)	3,191	318,435
Constellation Software, Inc. (a)	107	308,241
Descartes Systems Group, Inc. (a) (b)	1,130	109,461
Dollarama, Inc. (a)	1,262	115,202
Element Fleet Management Corp. (a)	240	4,366
Emera, Inc. (a)	308	10,275
Empire Co. Ltd. Class A (a)	352	8,996
Enbridge, Inc. (a)	1,757	62,494
Fairfax Financial Holdings Ltd. (a)	99	112,600
FirstService Corp. (a)	20	3,043
Fortis, Inc. (a)	483	18,768
Franco-Nevada Corp. (a)	347	41,132
George Weston Ltd.	90	12,943
Gildan Activewear, Inc. (a)	140	5,309
Great-West Lifeco, Inc. (a)	364	10,617
Hydro One Ltd. (a) (d)	2,295	66,836
iA Financial Corp., Inc.	313	19,651
IGM Financial, Inc.	100	2,760
Imperial Oil Ltd. (a)	540	36,812
Intact Financial Corp. (a)	1,513	252,113
Ivanhoe Mines Ltd. Class A (a) (b)	160	2,064
Keyera Corp. (a)	180	4,984
Kinross Gold Corp. (a)	1,160	9,656
Loblaw Cos. Ltd.	143	16,585
Magna International, Inc. (a)	594	24,891
Manulife Financial Corp.	2,451	65,254
MEG Energy Corp. (a) (b)	310	6,631
Metro, Inc. (a)	236	13,072
National Bank of Canada (a)	403	31,958
Northland Power, Inc. (a)	267	4,589
Nutrien Ltd. (a)	891	45,353
Onex Corp. (a)	110	7,478
Open Text Corp. (a)	218	6,545
Pan American Silver Corp. (a)	208	4,133
Parkland Corp. (a)	330	9,249
Pembina Pipeline Corp. (a)	462	17,138
Power Corp. of Canada (a)	1,054	29,286
Quebecor, Inc. Class B (a)	194	4,093
RB Global, Inc. (a)	92	7,015
Restaurant Brands International, Inc. (a)	150	10,567
Security Description	Shares	Value
RioCan Real Estate Investment Trust	198	$2,432
Rogers Communications, Inc. Class B	372	13,756
Royal Bank of Canada (a)	1,605	170,839
Saputo, Inc. (a)	306	6,870
Shopify, Inc. Class A (a) (b)	131	8,655
Stantec, Inc.	50	4,185
Sun Life Financial, Inc.	650	31,865
Suncor Energy, Inc.	1,751	66,733
TC Energy Corp. (a)	699	26,492
Teck Resources Ltd. Class B	533	25,537
TELUS Corp.	1,949	29,498
TFI International, Inc. (a)	62	9,000
Thomson Reuters Corp. (a)	1,831	308,581
TMX Group Ltd. (a)	154	4,286
Toromont Industries Ltd. (a)	200	17,705
Toronto-Dominion Bank	2,859	157,121
Tourmaline Oil Corp. (a)	396	17,957
West Fraser Timber Co. Ltd. (a)	142	10,904
WSP Global, Inc. (a)	60	9,341
		3,727,293
CHILE — 0.0% (c)
Antofagasta PLC	198	5,281
Lundin Mining Corp.	528	5,877
		11,158
CHINA — 0.1%
BOC Hong Kong Holdings Ltd.	37,000	113,975
NXP Semiconductors NV	97	26,102
Prosus NV	645	22,992
SITC International Holdings Co. Ltd. (a)	4,000	10,862
Wharf Holdings Ltd.	1,000	2,811
Wilmar International Ltd.	6,400	14,639
		191,381
DENMARK — 1.4%
AP Moller - Maersk AS Class A	18	30,577
AP Moller - Maersk AS Class B	29	50,451
Carlsberg AS Class B	231	27,740
Coloplast AS Class B	275	33,064
Danske Bank AS	1,041	31,044
Demant AS (b)	41	1,776
DSV AS	163	24,995
Genmab AS (b)	25	6,270
Novo Nordisk AS Class B	9,920	1,433,640
Novonesis (Novozymes) B Class B	777	47,581
Orsted AS (b) (d)	123	6,551
Pandora AS	207	31,266
Rockwool AS Class B	22	8,935
Tryg AS	2,243	49,062
Vestas Wind Systems AS (b)	318	7,369
		1,790,321

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
FINLAND — 0.5%
Elisa OYJ	2,205	$101,240
Fortum OYJ	819	11,981
Kesko OYJ Class B	413	7,255
Kone OYJ Class B	944	46,631
Metso OYJ	1,463	15,498
Neste OYJ	1,478	26,335
Nokia OYJ (e)	12,235	46,662
Nokia OYJ (e)	3,338	12,727
Nordea Bank Abp (e)	3,405	40,544
Nordea Bank Abp (e)	5,378	64,065
Orion OYJ Class B	254	10,851
Sampo OYJ Class A	4,916	211,276
Stora Enso OYJ Class R	988	13,506
UPM-Kymmene OYJ	507	17,725
Wartsila OYJ Abp	236	4,553
		630,849
FRANCE — 2.1%
Accor SA	99	4,064
Aeroports de Paris SA	20	2,435
Air Liquide SA	836	144,504
Airbus SE	282	38,765
Alstom SA (a)	479	8,060
Amundi SA (d)	64	4,133
Arkema SA	114	9,915
AXA SA	2,660	87,151
BioMerieux	25	2,378
BNP Paribas SA	2,320	148,019
Bollore SE	9,871	57,974
Bouygues SA	499	16,028
Bureau Veritas SA	164	4,545
Capgemini SE	102	20,300
Carrefour SA (a)	2,344	33,161
Cie de Saint-Gobain SA	601	46,776
Cie Generale des Etablissements Michelin SCA	933	36,108
Covivio SA REIT	75	3,567
Credit Agricole SA	1,916	26,161
Danone SA	629	38,479
Dassault Aviation SA	12	2,181
Dassault Systemes SE	174	6,583
Edenred SE	77	3,252
Eiffage SA	146	13,419
Engie SA	3,668	52,422
EssilorLuxottica SA	146	31,483
Eurazeo SE	63	5,020
Gecina SA REIT	44	4,053
Getlink SE	102	1,689
Hermes International SCA	70	160,548
Ipsen SA	29	3,559
Kering SA	72	26,121
Klepierre SA REIT	269	7,202
La Francaise des Jeux SAEM (d)	306	10,429
Legrand SA	134	13,304
L'Oreal SA	526	231,162
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	586	$448,174
Orange SA	29,016	290,890
Pernod Ricard SA	138	18,739
Publicis Groupe SA	171	18,213
Remy Cointreau SA	53	4,425
Renault SA	759	38,916
Rexel SA	394	10,202
Safran SA	80	16,925
Sartorius Stedim Biotech	11	1,807
SEB SA	30	3,074
Societe Generale SA	2,956	69,445
Sodexo SA	94	8,463
Teleperformance SE	81	8,537
Thales SA	53	8,492
TotalEnergies SE	5,163	344,900
Unibail-Rodamco-Westfield REIT (b)	121	9,534
Veolia Environnement SA	948	28,367
Vinci SA	528	55,672
Vivendi SE	5,285	55,260
		2,744,985
GERMANY — 2.2%
adidas AG	68	16,252
Allianz SE	449	124,876
BASF SE	1,699	82,278
Bayer AG	2,809	79,418
Bayerische Motoren Werke AG	1,006	95,290
Bayerische Motoren Werke AG Preference Shares	193	17,055
Bechtle AG	206	9,701
Beiersdorf AG	204	29,855
Brenntag SE	183	12,348
Carl Zeiss Meditec AG	18	1,267
Commerzbank AG	2,283	34,708
Continental AG	296	16,782
Covestro AG (b) (d)	286	16,797
CTS Eventim AG & Co. KGaA	121	10,102
Daimler Truck Holding AG	814	32,427
Deutsche Bank AG	5,195	83,004
Deutsche Boerse AG	207	42,396
Deutsche Lufthansa AG	1,614	9,877
Deutsche Post AG	1,694	68,610
Deutsche Telekom AG	25,928	652,470
Dr Ing hc F Porsche AG Preference Shares (d)	325	24,215
E.ON SE	4,193	55,072
Evonik Industries AG	448	9,147
Fresenius Medical Care AG	415	15,905
Fresenius SE & Co. KGaA (b)	1,011	30,209
GEA Group AG	422	17,594
Hannover Rueck SE	501	127,095
Heidelberg Materials AG	228	23,659
Henkel AG & Co. KGaA	102	8,029
Henkel AG & Co. KGaA Preference Shares	148	13,200

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Infineon Technologies AG	841	$30,921
Knorr-Bremse AG	51	3,897
LEG Immobilien SE	72	5,885
Mercedes-Benz Group AG	2,269	157,021
Merck KGaA	83	13,766
MTU Aero Engines AG	16	4,095
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	166	83,084
Nemetschek SE	120	11,813
Porsche Automobil Holding SE Preference Shares	601	27,188
Puma SE	98	4,503
Rational AG	12	9,999
Rheinmetall AG	14	7,138
RWE AG	800	27,394
SAP SE	1,941	394,252
Sartorius AG Preference Shares	9	2,112
Scout24 SE (d)	505	38,536
Siemens AG	506	94,209
Siemens Energy AG (b)	490	12,767
Siemens Healthineers AG (d)	148	8,534
Symrise AG	56	6,860
Talanx AG	124	9,908
Volkswagen AG	150	18,022
Volkswagen AG Preference Shares	1,222	138,040
Vonovia SE	629	17,898
Zalando SE (b) (d)	226	5,302
		2,892,782
HONG KONG — 0.7%
AIA Group Ltd.	8,000	54,307
CK Asset Holdings Ltd.	5,178	19,399
CK Infrastructure Holdings Ltd.	500	2,824
CLP Holdings Ltd.	17,000	137,395
Futu Holdings Ltd. ADR (b)	20	1,312
Hang Seng Bank Ltd.	9,300	119,594
Henderson Land Development Co. Ltd.	3,000	8,050
HKT Trust & HKT Ltd. Stapled Security	53,540	60,073
Hong Kong & China Gas Co. Ltd.	102,277	77,814
Hong Kong Exchanges & Clearing Ltd.	2,771	88,801
Hongkong Land Holdings Ltd.	2,560	8,269
Jardine Matheson Holdings Ltd.	1,750	61,915
Link REIT	3,910	15,200
MTR Corp. Ltd.	7,538	23,799
Power Assets Holdings Ltd.	19,500	105,525
Prudential PLC	2,845	25,836
Sino Land Co. Ltd.	6,776	6,987
Sun Hung Kai Properties Ltd.	3,500	30,282
Swire Pacific Ltd. Class A	1,000	8,838
Swire Properties Ltd.	2,600	4,143
Techtronic Industries Co. Ltd.	1,000	11,425
WH Group Ltd. (d)	19,572	12,885
Security Description	Shares	Value
Wharf Real Estate Investment Co. Ltd.	3,000	$7,954
		892,627
IRELAND — 0.2%
AerCap Holdings NV	259	24,139
AIB Group PLC	25,190	133,259
Bank of Ireland Group PLC	2,081	21,786
Kerry Group PLC Class A	130	10,540
Kingspan Group PLC	86	7,327
Smurfit Kappa Group PLC	320	14,267
		211,318
ISRAEL — 0.3%
Azrieli Group Ltd.	28	1,643
Bank Hapoalim BM	7,785	68,836
Bank Leumi Le-Israel BM	7,999	65,186
Check Point Software Technologies Ltd. (b)	1,332	219,780
Elbit Systems Ltd.	16	2,797
Global-e Online Ltd. (a) (b)	10	363
ICL Group Ltd.	1,716	7,429
Israel Discount Bank Ltd. Class A	3,150	15,712
Mizrahi Tefahot Bank Ltd.	269	9,111
Nice Ltd. (b)	22	3,598
Teva Pharmaceutical Industries Ltd. (b)	1,306	21,487
		415,942
ITALY — 0.8%
Amplifon SpA (a)	50	1,781
Assicurazioni Generali SpA	1,906	47,576
Banco BPM SpA	2,566	16,539
Coca-Cola HBC AG	173	5,900
Davide Campari-Milano NV (a)	249	2,355
DiaSorin SpA	13	1,297
Enel SpA	11,851	82,482
Eni SpA	11,169	171,823
Ferrari NV	735	299,891
FinecoBank Banca Fineco SpA	1,544	23,035
Infrastrutture Wireless Italiane SpA (d)	4,575	47,807
Intesa Sanpaolo SpA	23,402	87,057
Leonardo SpA	468	10,874
Mediobanca Banca di Credito Finanziario SpA	774	11,356
Moncler SpA	479	29,293
Nexi SpA (b) (d)	801	4,888
Poste Italiane SpA (d)	634	8,083
Prysmian SpA	189	11,712
Recordati Industria Chimica e Farmaceutica SpA	218	11,378
Snam SpA (a)	1,923	8,514
Telecom Italia SpA (a) (b)	32,070	7,682
Terna - Rete Elettrica Nazionale (a)	970	7,504

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
UniCredit SpA	3,960	$146,868
		1,045,695
JAPAN — 7.4%
Advantest Corp.	1,500	59,912
Aeon Co. Ltd.	1,100	23,517
AGC, Inc. (a)	400	12,945
Aisin Corp.	400	13,037
Ajinomoto Co., Inc.	200	7,014
ANA Holdings, Inc.	100	1,846
Asahi Group Holdings Ltd.	600	21,167
Asahi Kasei Corp.	2,300	14,734
Asics Corp.	400	6,120
Astellas Pharma, Inc.	1,800	17,792
Bandai Namco Holdings, Inc.	400	7,808
Bridgestone Corp. (a)	1,700	66,812
Brother Industries Ltd.	3,300	58,077
Canon, Inc. (a)	14,300	387,058
Capcom Co. Ltd.	800	15,084
Central Japan Railway Co.	10,300	222,379
Chiba Bank Ltd.	7,800	69,437
Chubu Electric Power Co., Inc.	9,700	114,632
Chugai Pharmaceutical Co. Ltd.	1,600	56,854
Concordia Financial Group Ltd.	14,800	87,056
Dai Nippon Printing Co. Ltd. (a)	300	10,093
Daifuku Co. Ltd.	200	3,742
Dai-ichi Life Holdings, Inc.	1,500	40,078
Daiichi Sankyo Co. Ltd.	300	10,302
Daikin Industries Ltd.	200	27,813
Daito Trust Construction Co. Ltd.	200	20,620
Daiwa House Industry Co. Ltd.	1,000	25,345
Daiwa Securities Group, Inc.	1,400	10,679
Denso Corp.	1,700	26,399
Dentsu Group, Inc. (a)	300	7,559
Disco Corp.	200	75,892
East Japan Railway Co.	7,700	127,544
Eisai Co. Ltd.	100	4,098
ENEOS Holdings, Inc.	17,600	90,440
FANUC Corp.	500	13,704
Fast Retailing Co. Ltd.	100	25,215
Fuji Electric Co. Ltd.	100	5,689
FUJIFILM Holdings Corp.	12,000	280,642
Fujitsu Ltd.	1,500	23,471
Hamamatsu Photonics KK	1,700	45,528
Hankyu Hanshin Holdings, Inc.	300	7,971
Hitachi Construction Machinery Co. Ltd.	100	2,678
Hitachi Ltd.	3,500	78,351
Honda Motor Co. Ltd.	10,200	109,064
Hoshizaki Corp.	100	3,172
Hoya Corp.	800	93,025
Hulic Co. Ltd. (a)	400	3,542
Ibiden Co. Ltd.	100	4,071
Idemitsu Kosan Co. Ltd.	3,000	19,424
Inpex Corp. (a)	7,100	104,474
Isuzu Motors Ltd.	1,000	13,248
ITOCHU Corp. (a)	1,300	63,473
Security Description	Shares	Value
Japan Airlines Co. Ltd.	100	$1,578
Japan Exchange Group, Inc.	1,100	25,657
Japan Post Bank Co. Ltd.	9,900	93,516
Japan Post Holdings Co. Ltd.	5,600	55,527
Japan Post Insurance Co. Ltd.	600	11,641
Japan Real Estate Investment Corp. REIT	1	3,158
Japan Tobacco, Inc. (a)	900	24,327
JFE Holdings, Inc.	1,800	25,910
Kajima Corp.	600	10,375
Kansai Electric Power Co., Inc.	1,100	18,477
Kao Corp. (a)	300	12,167
Kawasaki Kisen Kaisha Ltd. (a)	1,100	16,002
KDDI Corp.	11,600	306,766
Keyence Corp.	400	175,432
Kikkoman Corp.	300	3,475
Kintetsu Group Holdings Co. Ltd.	1,700	37,010
Kirin Holdings Co. Ltd.	1,000	12,887
Kobe Bussan Co. Ltd. (a)	300	6,684
Koito Manufacturing Co. Ltd.	300	4,138
Komatsu Ltd.	900	26,134
Konami Group Corp.	100	7,199
Kubota Corp.	1,300	18,184
Kyocera Corp.	17,900	206,029
Kyowa Kirin Co. Ltd.	200	3,416
Lasertec Corp. (a)	200	44,871
LY Corp.	2,400	5,802
M3, Inc.	1,000	9,533
Makita Corp.	200	5,436
Marubeni Corp.	2,000	36,995
MatsukiyoCocokara & Co.	300	4,308
Mazda Motor Corp.	1,500	14,510
McDonald's Holdings Co. Japan Ltd. (a)	1,300	51,237
MEIJI Holdings Co. Ltd.	300	6,470
Minebea Mitsumi, Inc.	300	6,145
Mitsubishi Chemical Group Corp.	4,400	24,429
Mitsubishi Corp.	6,100	119,376
Mitsubishi Electric Corp.	1,700	27,134
Mitsubishi Estate Co. Ltd.	1,000	15,666
Mitsubishi HC Capital, Inc.	1,500	9,903
Mitsubishi Heavy Industries Ltd. (a)	2,300	24,636
Mitsubishi UFJ Financial Group, Inc.	16,300	175,200
Mitsui & Co. Ltd.	2,800	63,551
Mitsui Chemicals, Inc.	300	8,281
Mitsui Fudosan Co. Ltd.	2,300	20,997
Mitsui OSK Lines Ltd. (a)	1,000	29,952
Mizuho Financial Group, Inc.	13,340	278,476
MonotaRO Co. Ltd. (a)	600	7,053
MS&AD Insurance Group Holdings, Inc.	1,200	26,669
Murata Manufacturing Co. Ltd.	1,200	24,782
NEC Corp. (a)	3,400	279,952
Nexon Co. Ltd. (a)	200	3,699

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
NIDEC Corp. (a)	200	$8,933
Nintendo Co. Ltd.	5,600	297,859
Nippon Building Fund, Inc. REIT	1	3,500
NIPPON EXPRESS HOLDINGS, Inc. (a)	200	9,219
Nippon Paint Holdings Co. Ltd.	600	3,909
Nippon Prologis REIT, Inc.	1	1,560
Nippon Sanso Holdings Corp.	100	2,958
Nippon Steel Corp.	2,400	50,742
Nippon Telegraph & Telephone Corp.	397,400	375,018
Nippon Yusen KK (a)	1,300	37,838
Nissan Chemical Corp. (a)	300	9,506
Nissan Motor Co. Ltd.	9,300	31,561
Nissin Foods Holdings Co. Ltd.	100	2,538
Nitori Holdings Co. Ltd.	100	10,562
Nitto Denko Corp.	100	7,901
Nomura Holdings, Inc.	3,800	21,780
Nomura Real Estate Holdings, Inc.	200	5,012
Nomura Real Estate Master Fund, Inc. REIT (a)	3	2,661
Nomura Research Institute Ltd.	2,200	61,831
NTT Data Group Corp.	600	8,810
Obayashi Corp.	800	9,509
Obic Co. Ltd.	1,000	128,932
Olympus Corp.	600	9,674
Omron Corp.	200	6,874
Ono Pharmaceutical Co. Ltd.	2,500	34,137
Oracle Corp.	600	41,402
Oriental Land Co. Ltd.	100	2,786
ORIX Corp.	1,500	33,122
Osaka Gas Co. Ltd.	5,300	116,734
Otsuka Corp.	3,500	67,254
Otsuka Holdings Co. Ltd.	1,900	79,964
Pan Pacific International Holdings Corp.	3,300	77,217
Panasonic Holdings Corp.	5,300	43,392
Rakuten Group, Inc. (b)	1,000	5,159
Recruit Holdings Co. Ltd.	2,998	160,411
Renesas Electronics Corp.	1,200	22,447
Resona Holdings, Inc. (a)	3,500	23,161
Ricoh Co. Ltd.	8,300	70,973
Rohm Co. Ltd.	500	6,683
SBI Holdings, Inc.	400	10,113
SCREEN Holdings Co. Ltd.	100	9,014
SCSK Corp.	2,400	47,937
Secom Co. Ltd. (a)	2,300	135,790
Seiko Epson Corp.	4,300	66,802
Sekisui Chemical Co. Ltd.	500	6,919
Sekisui House Ltd.	800	17,720
Seven & i Holdings Co. Ltd.	3,700	45,083
SG Holdings Co. Ltd.	2,500	23,040
Shimadzu Corp. (a)	2,000	50,044
Shimano, Inc.	100	15,445
Shin-Etsu Chemical Co. Ltd.	3,900	151,238
Security Description	Shares	Value
Shionogi & Co. Ltd.	600	$23,413
Shiseido Co. Ltd.	200	5,704
Shizuoka Financial Group, Inc.	6,500	62,390
SoftBank Corp.	39,900	487,278
SoftBank Group Corp.	900	58,131
Sompo Holdings, Inc.	1,100	23,489
Sony Group Corp.	1,200	101,753
Subaru Corp.	900	19,079
SUMCO Corp. (a)	400	5,758
Sumitomo Corp.	1,300	32,464
Sumitomo Electric Industries Ltd.	1,200	18,668
Sumitomo Metal Mining Co. Ltd.	400	12,130
Sumitomo Mitsui Financial Group, Inc.	2,000	133,346
Sumitomo Mitsui Trust Holdings, Inc.	1,100	25,096
Sumitomo Realty & Development Co. Ltd.	300	8,805
Suntory Beverage & Food Ltd.	100	3,548
Suzuki Motor Corp.	1,800	20,712
Sysmex Corp. (a)	1,000	16,107
T&D Holdings, Inc.	600	10,476
Taisei Corp.	200	7,399
Takeda Pharmaceutical Co. Ltd.	1,968	51,041
TDK Corp.	400	24,531
Terumo Corp.	500	8,246
TIS, Inc.	2,500	48,458
Toho Co. Ltd.	1,400	40,940
Tokio Marine Holdings, Inc.	1,200	44,797
Tokyo Electric Power Co. Holdings, Inc. (b)	4,300	23,155
Tokyo Electron Ltd.	1,000	216,959
Tokyo Gas Co. Ltd.	1,900	40,809
Tokyu Corp.	400	4,406
TOPPAN Holdings, Inc.	300	8,267
Toray Industries, Inc.	2,700	12,782
TOTO Ltd.	200	4,722
Toyota Industries Corp.	200	16,866
Toyota Motor Corp.	11,100	227,024
Toyota Tsusho Corp.	1,200	23,364
Trend Micro, Inc.	100	4,060
Unicharm Corp.	200	6,424
West Japan Railway Co.	1,400	26,066
Yakult Honsha Co. Ltd. (a)	200	3,576
Yamaha Motor Co. Ltd. (a)	1,500	13,885
Yamato Holdings Co. Ltd.	2,900	31,883
Yaskawa Electric Corp.	100	3,591
Yokogawa Electric Corp.	3,300	79,802
ZOZO, Inc. (a)	400	10,016
		9,595,469
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	467	11,163
LUXEMBOURG — 0.0% (c)
ArcelorMittal SA	2,631	60,258

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Eurofins Scientific SE (a)	111	$5,538
		65,796
MACAU — 0.0% (c)
Galaxy Entertainment Group Ltd.	1,000	4,662
NETHERLANDS — 1.8%
ABN AMRO Bank NV GDR (d)	1,188	19,544
Adyen NV (b) (d)	46	54,881
Aegon Ltd.	1,556	9,619
Akzo Nobel NV	163	9,919
Argenx SE (b)	267	116,924
ASM International NV	100	76,287
ASML Holding NV	1,167	1,205,957
ASR Nederland NV	209	9,970
BE Semiconductor Industries NV	186	31,128
Euronext NV (d)	49	4,543
EXOR NV	150	15,706
Heineken Holding NV	168	13,261
Heineken NV	236	22,840
IMCD NV	31	4,296
ING Groep NV	6,109	104,508
JDE Peet's NV (a)	155	3,090
Koninklijke Ahold Delhaize NV	6,962	205,864
Koninklijke KPN NV	50,365	193,244
Koninklijke Philips NV (b)	772	19,518
NN Group NV	736	34,274
OCI NV	110	2,687
Randstad NV	394	17,875
Universal Music Group NV	2,027	60,350
Wolters Kluwer NV	782	129,739
		2,366,024
NEW ZEALAND — 0.1%
Auckland International Airport Ltd.	759	3,529
Fisher & Paykel Healthcare Corp. Ltd.	1,103	20,217
Mercury NZ Ltd.	370	1,480
Meridian Energy Ltd.	568	2,177
Spark New Zealand Ltd.	26,391	66,899
Xero Ltd. (b)	10	911
		95,213
NORWAY — 0.1%
Aker BP ASA	502	12,833
DNB Bank ASA	1,363	26,844
Equinor ASA	1,741	49,699
Gjensidige Forsikring ASA	475	8,512
Kongsberg Gruppen ASA	187	15,280
Mowi ASA	397	6,626
Norsk Hydro ASA	2,107	13,159
Orkla ASA	697	5,679
Salmar ASA	29	1,531
Telenor ASA	535	6,115
		146,278
POLAND — 0.0% (c)
InPost SA (b)	44	776
Security Description	Shares	Value
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	3,754	$14,078
Galp Energia SGPS SA	2,006	42,396
Jeronimo Martins SGPS SA	813	15,902
		72,376
SINGAPORE — 0.6%
CapitaLand Ascendas REIT	3,100	5,856
CapitaLand Integrated Commercial Trust REIT	5,232	7,644
CapitaLand Investment Ltd.	2,500	4,907
DBS Group Holdings Ltd.	6,553	173,054
Genting Singapore Ltd.	4,500	2,872
Grab Holdings Ltd. Class A (b)	550	1,952
Keppel Ltd.	1,700	8,116
Oversea-Chinese Banking Corp. Ltd.	8,951	95,306
Sea Ltd. ADR (b)	130	9,284
Sembcorp Industries Ltd.	1,000	3,549
Singapore Airlines Ltd. (a)	1,050	5,346
Singapore Exchange Ltd.	13,500	94,433
Singapore Technologies Engineering Ltd.	9,000	28,755
Singapore Telecommunications Ltd.	115,242	233,843
STMicroelectronics NV	1,923	75,978
United Overseas Bank Ltd.	2,100	48,547
		799,442
SOUTH AFRICA — 0.0% (c)
Anglo American PLC	2,071	65,501
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (b) (d)	84	1,994
SPAIN — 1.3%
Acciona SA (a)	41	4,847
ACS Actividades de Construccion y Servicios SA (a)	326	14,073
Aena SME SA (d)	396	79,790
Amadeus IT Group SA	142	9,457
Banco Bilbao Vizcaya Argentaria SA	10,290	103,137
Banco de Sabadell SA	11,614	22,411
Banco Santander SA	39,736	184,423
CaixaBank SA	44,702	236,816
Cellnex Telecom SA (b) (d)	265	8,626
EDP Renovaveis SA	199	2,783
Endesa SA (a)	452	8,495
Grifols SA (a) (b)	396	3,336
Iberdrola SA	5,715	74,205
Industria de Diseno Textil SA	8,070	400,969
Redeia Corp. SA (a)	5,715	99,961
Repsol SA (a)	4,972	78,519
Telefonica SA (a)	69,099	293,265
		1,625,113
SWEDEN — 0.7%
Alfa Laval AB	590	25,856

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Assa Abloy AB Class B	516	$14,598
Atlas Copco AB Class A	6,505	122,358
Atlas Copco AB Class B	3,846	62,156
Beijer Ref AB (a)	127	1,961
Boliden AB	326	10,439
Epiroc AB Class A	1,482	29,597
Epiroc AB Class B	891	16,305
EQT AB	76	2,248
Essity AB Class B	525	13,454
Evolution AB (d)	452	47,120
Fastighets AB Balder Class B (b)	610	4,183
Getinge AB Class B	221	3,757
H & M Hennes & Mauritz AB Class B (a)	377	5,968
Hexagon AB Class B	1,062	11,999
Holmen AB Class B	67	2,639
Husqvarna AB Class B	398	3,192
Industrivarden AB Class A	138	4,699
Industrivarden AB Class C (a)	156	5,268
Indutrade AB	579	14,849
Investment AB Latour Class B	47	1,270
Investor AB Class B	2,021	55,381
L E Lundbergforetagen AB Class B	62	3,068
Lifco AB Class B	475	13,052
Nibe Industrier AB Class B (a)	802	3,403
Saab AB Class B	126	3,034
Sagax AB Class B	62	1,588
Sandvik AB	2,428	48,697
Securitas AB Class B	780	7,748
Skandinaviska Enskilda Banken AB Class A	2,369	35,009
Skanska AB Class B	509	9,170
SKF AB Class B	353	7,093
Svenska Cellulosa AB SCA Class B	502	7,421
Svenska Handelsbanken AB Class A	2,902	27,663
Swedbank AB Class A	1,424	29,327
Swedish Orphan Biovitrum AB (b)	96	2,571
Tele2 AB Class B	486	4,897
Telefonaktiebolaget LM Ericsson Class B	3,594	22,330
Telia Co. AB	11,837	31,777
Trelleborg AB Class B	125	4,868
Volvo AB Class A	564	14,720
Volvo AB Class B	4,522	115,759
Volvo Car AB Class B (a) (b)	2,412	7,467
		859,959
SWITZERLAND — 2.6%
ABB Ltd.	3,723	206,824
Adecco Group AG	389	12,909
Alcon, Inc.	238	21,247
Avolta AG	116	4,505
Bachem Holding AG	8	734
Baloise Holding AG	53	9,331
Security Description	Shares	Value
Banque Cantonale Vaudoise	421	$44,672
Barry Callebaut AG	3	4,888
BKW AG	297	47,363
Chocoladefabriken Lindt & Spruengli AG	1	11,674
Cie Financiere Richemont SA Class A	241	37,614
Clariant AG	263	4,138
DSM-Firmenich AG	133	15,053
EMS-Chemie Holding AG (a)	108	88,518
Geberit AG	93	54,935
Givaudan SA	19	90,073
Helvetia Holding AG	268	36,236
Julius Baer Group Ltd.	207	11,564
Kuehne & Nagel International AG	350	100,645
Logitech International SA	1,034	100,017
Lonza Group AG	29	15,826
Novartis AG	10,324	1,104,895
Partners Group Holding AG	59	75,769
Sandoz Group AG	376	13,616
Schindler Holding AG (e)	93	23,369
Schindler Holding AG (e)	344	85,751
SGS SA	1,116	99,355
SIG Group AG	187	3,423
Sika AG	295	84,436
Sonova Holding AG	122	37,689
Straumann Holding AG	265	32,823
Swatch Group AG	615	25,117
Swatch Group AG Bearer Shares	39	7,988
Swiss Life Holding AG	24	17,643
Swiss Prime Site AG	64	6,068
Swisscom AG	365	205,328
Temenos AG	28	1,932
UBS Group AG	4,605	135,547
VAT Group AG (d)	56	31,745
Zurich Insurance Group AG	792	422,265
		3,333,525
UNITED KINGDOM — 2.6%
3i Group PLC	1,091	42,284
Admiral Group PLC	601	19,867
Ashtead Group PLC	255	17,026
Associated British Foods PLC	307	9,601
AstraZeneca PLC	3,691	576,505
Auto Trader Group PLC (d)	2,654	26,880
Aviva PLC	3,363	20,261
BAE Systems PLC	1,847	30,819
Barclays PLC	46,417	122,574
Barratt Developments PLC	1,844	11,007
Berkeley Group Holdings PLC	275	15,949
British American Tobacco PLC	1,546	47,489
British American Tobacco PLC ADR (a)	1,717	53,107
BT Group PLC (a)	19,438	34,486
Bunzl PLC	332	12,632
Burberry Group PLC	1,222	13,560
Centrica PLC	14,918	25,439

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
CK Hutchison Holdings Ltd.	10,500	$50,298
Coca-Cola Europacific Partners PLC	139	10,129
Compass Group PLC	3,869	105,641
Croda International PLC	84	4,192
DCC PLC	184	12,886
Diageo PLC	5,153	162,164
Entain PLC	774	6,164
Flutter Entertainment PLC (b)	54	9,874
Halma PLC	785	26,852
Hargreaves Lansdown PLC	1,188	17,000
HSBC Holdings PLC	36,504	315,583
Imperial Brands PLC	3,007	76,935
Informa PLC	928	10,039
InterContinental Hotels Group PLC	44	4,631
Intertek Group PLC	384	23,271
J Sainsbury PLC	5,015	16,166
JD Sports Fashion PLC	8,107	12,246
Kingfisher PLC	4,940	15,537
Land Securities Group PLC REIT	838	6,562
Legal & General Group PLC	5,974	17,142
Lloyds Banking Group PLC	165,742	114,688
London Stock Exchange Group PLC	260	30,895
M&G PLC	2,931	7,558
Melrose Industries PLC	491	3,435
National Grid PLC	3,588	40,031
NatWest Group PLC	15,513	61,144
Next PLC	354	40,435
Pearson PLC	596	7,465
Persimmon PLC	471	8,050
Phoenix Group Holdings PLC	568	3,744
Reckitt Benckiser Group PLC	1,818	98,406
RELX PLC	4,690	215,743
Rentokil Initial PLC	1,828	10,657
Rolls-Royce Holdings PLC (b)	2,355	13,599
Sage Group PLC	2,044	28,125
Schroders PLC	845	3,886
Segro PLC REIT	911	10,344
Severn Trent PLC	129	3,881
Smith & Nephew PLC	795	9,855
Smiths Group PLC	819	17,652
Spirax Group PLC	32	3,430
SSE PLC	922	20,857
Standard Chartered PLC	6,335	57,338
Taylor Wimpey PLC	4,930	8,859
Tesco PLC	12,532	48,476
Unilever PLC	6,277	344,765
United Utilities Group PLC	398	4,944
Vodafone Group PLC	175,516	154,776
Whitbread PLC	91	3,422
Wise PLC Class A (b)	1,241	10,691
WPP PLC	1,790	16,391
		3,386,340
Security Description	Shares	Value
UNITED STATES — 69.1%
3M Co.	1,465	$149,708
A O Smith Corp.	301	24,616
Abbott Laboratories	1,084	112,638
AbbVie, Inc.	2,783	477,340
Accenture PLC Class A	2,488	754,884
Adobe, Inc. (b)	1,125	624,983
Advanced Micro Devices, Inc. (b)	343	55,638
AECOM	100	8,814
AES Corp.	744	13,072
Aflac, Inc.	1,478	132,000
Agilent Technologies, Inc.	651	84,389
Air Products & Chemicals, Inc.	118	30,450
Airbnb, Inc. Class A (b)	100	15,163
Akamai Technologies, Inc. (b)	1,716	154,577
Albemarle Corp. (a)	144	13,755
Albertsons Cos., Inc. Class A	1,130	22,318
Alexandria Real Estate Equities, Inc. REIT	112	13,101
Align Technology, Inc. (b)	28	6,760
Allegion PLC	222	26,229
Alliant Energy Corp.	619	31,507
Allstate Corp.	510	81,427
Ally Financial, Inc.	563	22,334
Alphabet, Inc. Class A	8,306	1,512,938
Alphabet, Inc. Class C	7,252	1,330,162
Altria Group, Inc.	969	44,138
Amazon.com, Inc. (b)	2,435	470,564
Amcor PLC	10,012	97,917
Ameren Corp.	1,319	93,794
American Electric Power Co., Inc.	966	84,757
American Express Co.	295	68,307
American Financial Group, Inc.	191	23,497
American Homes 4 Rent Class A, REIT	170	6,317
American International Group, Inc.	1,214	90,127
American Tower Corp. REIT	145	28,185
American Water Works Co., Inc.	96	12,399
Ameriprise Financial, Inc.	225	96,118
AMETEK, Inc.	90	15,004
Amgen, Inc.	773	241,524
Amphenol Corp. Class A	8,196	552,165
Analog Devices, Inc.	232	52,956
Annaly Capital Management, Inc. REIT	424	8,081
ANSYS, Inc. (b)	20	6,430
Aon PLC Class A	598	175,561
APA Corp.	1,492	43,924
Apollo Global Management, Inc.	135	15,939
Apple, Inc.	15,433	3,250,498
Applied Materials, Inc.	2,301	543,013
AppLovin Corp. Class A (b)	20	1,664
Aptiv PLC (b)	294	20,703
Arch Capital Group Ltd. (b)	3,393	342,320
Archer-Daniels-Midland Co.	1,180	71,331

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
ARES Management Corp. Class A	40	$5,331
Arista Networks, Inc. (b)	692	242,532
Arthur J Gallagher & Co.	861	223,266
Aspen Technology, Inc. (b)	192	38,137
Assurant, Inc.	492	81,795
AT&T, Inc.	23,012	439,759
Atmos Energy Corp.	118	13,765
Autodesk, Inc. (b)	436	107,888
Automatic Data Processing, Inc.	1,153	275,210
AutoZone, Inc. (b)	123	364,584
AvalonBay Communities, Inc. REIT	71	14,689
Avantor, Inc. (b)	412	8,734
Avery Dennison Corp.	175	38,264
Axon Enterprise, Inc. (b)	10	2,942
Baker Hughes Co.	743	26,131
Ball Corp.	204	12,244
Bank of America Corp.	11,295	449,202
Bank of New York Mellon Corp.	888	53,182
Bath & Body Works, Inc.	178	6,951
Baxter International, Inc.	553	18,498
Becton Dickinson & Co.	435	101,664
Bentley Systems, Inc. Class B	310	15,302
Berkshire Hathaway, Inc. Class B (b)	2,089	849,805
Best Buy Co., Inc.	819	69,034
Biogen, Inc. (b)	107	24,805
BioMarin Pharmaceutical, Inc. (b)	1,486	122,342
Bio-Rad Laboratories, Inc. Class A (b)	19	5,189
Bio-Techne Corp.	40	2,866
BlackRock, Inc.	326	256,666
Blackstone, Inc.	203	25,131
Block, Inc. (b)	256	16,509
Boeing Co. (b)	130	23,661
Booking Holdings, Inc.	8	31,692
Booz Allen Hamilton Holding Corp.	1,330	204,687
Boston Properties, Inc. REIT	142	8,742
Boston Scientific Corp. (b)	365	28,109
BP PLC	36,305	218,084
Bristol-Myers Squibb Co.	5,071	210,599
Broadcom, Inc.	92	147,709
Broadridge Financial Solutions, Inc.	249	49,053
Brookfield Renewable Corp. Class A (a)	80	2,266
Brown & Brown, Inc.	1,695	151,550
Brown-Forman Corp. Class B	415	17,924
BRP, Inc. (a)	50	3,203
Builders FirstSource, Inc. (b)	346	47,890
Bunge Global SA	398	42,494
Burlington Stores, Inc. (b)	33	7,920
Cadence Design Systems, Inc. (b)	616	189,574
Caesars Entertainment, Inc. (b)	260	10,332
Camden Property Trust REIT	58	6,328
Security Description	Shares	Value
Campbell Soup Co.	2,696	$121,832
Capital One Financial Corp.	714	98,853
Cardinal Health, Inc.	1,460	143,547
Carlisle Cos., Inc.	95	38,495
Carlyle Group, Inc.	200	8,030
CarMax, Inc. (b)	265	19,435
Carnival Corp. (b)	381	7,132
Carrier Global Corp.	376	23,718
Catalent, Inc. (b)	120	6,748
Caterpillar, Inc.	1,273	424,036
Cboe Global Markets, Inc.	1,611	273,967
CBRE Group, Inc. Class A (b)	287	25,575
CDW Corp.	536	119,978
Celanese Corp.	132	17,805
Cencora, Inc.	2,317	522,020
Centene Corp. (b)	1,097	72,731
CenterPoint Energy, Inc.	540	16,729
CF Industries Holdings, Inc.	2,036	150,908
CH Robinson Worldwide, Inc.	155	13,659
Charles River Laboratories International, Inc. (b)	30	6,197
Charles Schwab Corp.	691	50,920
Charter Communications, Inc. Class A (b)	188	56,204
Cheniere Energy, Inc.	357	62,414
Chesapeake Energy Corp.	288	23,671
Chevron Corp.	2,713	424,367
Chipotle Mexican Grill, Inc. (b)	2,850	178,553
Chord Energy Corp.	90	15,091
Chubb Ltd.	1,865	475,724
Church & Dwight Co., Inc.	2,376	246,344
Cigna Group	747	246,936
Cincinnati Financial Corp.	164	19,368
Cintas Corp.	212	148,455
Cisco Systems, Inc.	24,077	1,143,898
Citigroup, Inc.	4,871	309,114
Citizens Financial Group, Inc.	1,095	39,453
Cleveland-Cliffs, Inc. (b)	1,434	22,069
Clorox Co.	54	7,369
Cloudflare, Inc. Class A (b)	10	828
CME Group, Inc.	958	188,343
CMS Energy Corp.	977	58,161
CNH Industrial NV	1,875	18,890
Coca-Cola Co.	12,304	783,150
Cognizant Technology Solutions Corp. Class A	3,533	240,244
Coinbase Global, Inc. Class A (b)	33	7,334
Colgate-Palmolive Co.	2,846	276,176
Comcast Corp. Class A	5,290	207,156
Conagra Brands, Inc.	2,016	57,295
Confluent, Inc. Class A (a) (b)	10	295
ConocoPhillips	1,200	137,256
Consolidated Edison, Inc.	4,945	442,182
Constellation Brands, Inc. Class A	50	12,864
Constellation Energy Corp.	104	20,828
Cooper Cos., Inc.	140	12,222

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Copart, Inc. (b)	1,864	$100,954
Corebridge Financial, Inc.	550	16,016
Corning, Inc.	617	23,970
Corpay, Inc. (b)	35	9,324
Corteva, Inc.	1,006	54,264
CoStar Group, Inc. (b)	80	5,931
Costco Wholesale Corp.	1,130	960,489
Coterra Energy, Inc.	1,049	27,977
CRH PLC	535	39,874
Crowdstrike Holdings, Inc. Class A (b)	10	3,832
Crown Castle, Inc. REIT	190	18,563
Crown Holdings, Inc.	128	9,522
CSL Ltd.	152	29,968
CSX Corp.	4,344	145,307
Cummins, Inc.	365	101,079
CVS Health Corp.	4,003	236,417
Danaher Corp.	291	72,706
Darden Restaurants, Inc.	275	41,613
Datadog, Inc. Class A (b)	10	1,297
DaVita, Inc. (b)	50	6,929
Dayforce, Inc. (a) (b)	30	1,488
Deckers Outdoor Corp. (b)	64	61,949
Deere & Co.	205	76,594
Dell Technologies, Inc. Class C	129	17,790
Delta Air Lines, Inc.	165	7,828
Devon Energy Corp.	890	42,186
Dexcom, Inc. (b)	40	4,535
Diamondback Energy, Inc.	658	131,725
Dick's Sporting Goods, Inc.	160	34,376
Digital Realty Trust, Inc. REIT	150	22,808
Discover Financial Services	334	43,691
DocuSign, Inc. (b)	30	1,605
Dollar General Corp.	229	30,281
Dollar Tree, Inc. (b)	197	21,034
Dominion Energy, Inc.	1,384	67,816
Domino's Pizza, Inc.	182	93,972
DoorDash, Inc. Class A (b)	40	4,351
Dover Corp.	303	54,676
Dow, Inc.	1,059	56,180
DR Horton, Inc.	869	122,468
DraftKings, Inc. Class A (b)	30	1,145
DTE Energy Co.	196	21,758
Duke Energy Corp.	4,272	428,183
DuPont de Nemours, Inc.	374	30,103
Dynatrace, Inc. (b)	40	1,790
Eastman Chemical Co.	133	13,030
Eaton Corp. PLC	110	34,491
eBay, Inc.	255	13,699
Ecolab, Inc.	75	17,850
Edison International	406	29,155
Edwards Lifesciences Corp. (b)	1,380	127,471
Electronic Arts, Inc.	1,634	227,665
Elevance Health, Inc.	688	372,800
Eli Lilly & Co.	2,053	1,858,745
EMCOR Group, Inc.	120	43,810
Security Description	Shares	Value
Emerson Electric Co.	306	$33,709
Enphase Energy, Inc. (b)	340	33,901
Entegris, Inc.	40	5,416
Entergy Corp.	242	25,894
EOG Resources, Inc.	581	73,130
EPAM Systems, Inc. (b)	126	23,702
EQT Corp.	472	17,455
Equifax, Inc.	40	9,698
Equinix, Inc. REIT	22	16,645
Equitable Holdings, Inc.	320	13,075
Equity LifeStyle Properties, Inc. REIT	54	3,517
Equity Residential REIT	205	14,215
Erie Indemnity Co. Class A	397	143,873
Essential Utilities, Inc.	182	6,794
Essex Property Trust, Inc. REIT	33	8,983
Estee Lauder Cos., Inc. Class A	122	12,981
Etsy, Inc. (b)	54	3,185
Everest Group Ltd.	211	80,395
Evergy, Inc.	268	14,196
Eversource Energy	319	18,091
Exact Sciences Corp. (b)	50	2,113
Exelon Corp.	1,125	38,936
Expedia Group, Inc. (b)	82	10,331
Expeditors International of Washington, Inc.	410	51,164
Experian PLC	247	11,509
Extra Space Storage, Inc. REIT	111	17,251
Exxon Mobil Corp.	5,318	612,208
F5, Inc. (b)	904	155,696
FactSet Research Systems, Inc.	76	31,029
Fair Isaac Corp. (b)	28	41,682
Fastenal Co.	1,501	94,323
FedEx Corp.	318	95,349
Ferguson PLC	561	108,041
Ferrovial SE	118	4,586
Fidelity National Financial, Inc.	264	13,047
Fidelity National Information Services, Inc.	288	21,704
Fifth Third Bancorp	999	36,454
First Citizens BancShares, Inc. Class A	60	101,017
First Solar, Inc. (b)	38	8,567
FirstEnergy Corp.	443	16,954
Fiserv, Inc. (b)	549	81,823
Ford Motor Co.	11,467	143,796
Fortinet, Inc. (b)	107	6,449
Fortive Corp.	171	12,671
Fortune Brands Innovations, Inc.	91	5,910
Fox Corp. Class A	383	13,164
Fox Corp. Class B	198	6,340
Franklin Resources, Inc.	466	10,415
Freeport-McMoRan, Inc.	767	37,276
Gaming & Leisure Properties, Inc. REIT	160	7,234
Garmin Ltd.	342	55,719

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Gartner, Inc. (b)	90	$40,415
GE HealthCare Technologies, Inc.	270	21,038
GE Vernova, Inc. (b)	98	16,808
Gen Digital, Inc.	5,438	135,841
General Dynamics Corp.	831	241,106
General Electric Co.	2,360	375,169
General Mills, Inc.	6,866	434,343
General Motors Co.	4,414	205,074
Genuine Parts Co.	563	77,874
GFL Environmental, Inc. (a)	110	4,283
Gilead Sciences, Inc.	3,672	251,936
Global Payments, Inc.	256	24,755
GoDaddy, Inc. Class A (b)	1,810	252,875
Goldman Sachs Group, Inc.	389	175,952
Graco, Inc.	402	31,871
GRAIL, Inc. (b)	1	8
GSK PLC	13,066	252,623
Haleon PLC	5,318	21,687
Halliburton Co.	703	23,747
Hartford Financial Services Group, Inc.	325	32,676
HCA Healthcare, Inc.	143	45,943
Healthpeak Properties, Inc. REIT	492	9,643
HEICO Corp.	7	1,565
HEICO Corp. Class A	20	3,550
Henry Schein, Inc. (b)	146	9,359
Hershey Co.	1,225	225,192
Hess Corp.	119	17,555
Hewlett Packard Enterprise Co.	2,334	49,411
HF Sinclair Corp.	1,516	80,863
Hilton Worldwide Holdings, Inc.	40	8,728
Holcim AG	565	50,062
Hologic, Inc. (b)	176	13,068
Home Depot, Inc.	492	169,366
Honeywell International, Inc.	1,546	330,133
Hormel Foods Corp.	4,158	126,777
Host Hotels & Resorts, Inc. REIT	450	8,091
Howmet Aerospace, Inc.	98	7,608
HP, Inc.	1,536	53,791
Hubbell, Inc.	118	43,127
Humana, Inc.	751	280,611
Huntington Bancshares, Inc.	2,435	32,093
Huntington Ingalls Industries, Inc.	42	10,346
Hyatt Hotels Corp. Class A	10	1,519
IDEX Corp.	156	31,387
IDEXX Laboratories, Inc. (b)	226	110,107
Illinois Tool Works, Inc.	673	159,474
Illumina, Inc. (b)	45	4,697
Incyte Corp. (b)	2,622	158,946
Ingersoll Rand, Inc.	130	11,809
Insulet Corp. (b)	10	2,018
Intel Corp.	5,627	174,268
Intercontinental Exchange, Inc.	244	33,401
International Business Machines Corp.	3,030	524,039
Security Description	Shares	Value
International Flavors & Fragrances, Inc.	165	$15,710
International Paper Co.	533	22,999
Interpublic Group of Cos., Inc.	1,075	31,272
Intuit, Inc.	513	337,149
Intuitive Surgical, Inc. (b)	644	286,483
Invitation Homes, Inc. REIT	290	10,408
IQVIA Holdings, Inc. (b)	80	16,915
Iron Mountain, Inc. REIT	80	7,170
J M Smucker Co.	866	94,429
Jabil, Inc.	176	19,147
Jack Henry & Associates, Inc.	498	82,678
Jacobs Solutions, Inc.	110	15,368
James Hardie Industries PLC CDI (b)	1,006	31,779
JB Hunt Transport Services, Inc.	203	32,480
Johnson & Johnson	9,657	1,411,467
Johnson Controls International PLC	467	31,042
JPMorgan Chase & Co.	3,342	675,953
Juniper Networks, Inc.	4,452	162,320
Kellanova	3,769	217,396
Kenvue, Inc.	4,568	83,046
Keurig Dr Pepper, Inc.	5,818	194,321
KeyCorp	1,729	24,569
Keysight Technologies, Inc. (b)	1,502	205,399
Kimberly-Clark Corp.	1,119	154,646
Kimco Realty Corp. REIT	580	11,287
Kinder Morgan, Inc.	1,873	37,217
KKR & Co., Inc.	214	22,521
KLA Corp.	320	263,843
Knight-Swift Transportation Holdings, Inc.	242	12,081
Kraft Heinz Co.	8,481	273,258
Kroger Co.	7,188	358,897
L3Harris Technologies, Inc.	135	30,318
Labcorp Holdings, Inc.	101	20,555
Lam Research Corp.	349	371,633
Lamb Weston Holdings, Inc.	70	5,886
Las Vegas Sands Corp.	119	5,266
Lattice Semiconductor Corp. (b)	360	20,876
Leidos Holdings, Inc.	84	12,254
Lennar Corp. Class A	696	104,310
Lennox International, Inc.	6	3,210
Liberty Media Corp.-Liberty Formula One Class C (b)	1,030	73,995
Linde PLC	178	78,108
Live Nation Entertainment, Inc. (b)	40	3,750
LKQ Corp.	339	14,099
Lockheed Martin Corp.	1,049	489,988
Loews Corp.	2,739	204,713
Lowe's Cos., Inc.	376	82,893
LPL Financial Holdings, Inc.	196	54,743
Lululemon Athletica, Inc. (b)	306	91,402
LyondellBasell Industries NV Class A	429	41,038
M&T Bank Corp.	289	43,743

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Manhattan Associates, Inc. (b)	184	$45,389
Marathon Oil Corp.	1,004	28,785
Marathon Petroleum Corp.	1,493	259,006
Markel Group, Inc. (b)	103	162,293
MarketAxess Holdings, Inc.	80	16,042
Marriott International, Inc. Class A	60	14,506
Marsh & McLennan Cos., Inc.	3,099	653,021
Martin Marietta Materials, Inc.	24	13,003
Marvell Technology, Inc.	169	11,813
Masco Corp.	120	8,000
Mastercard, Inc. Class A	1,828	806,441
Match Group, Inc. (b)	166	5,043
McCormick & Co., Inc.	132	9,364
McDonald's Corp.	1,926	490,822
McKesson Corp.	1,266	739,395
Medtronic PLC	903	71,075
Merck & Co., Inc.	5,914	732,153
Meta Platforms, Inc. Class A	5,096	2,569,505
MetLife, Inc.	792	55,590
MGM Resorts International (b)	192	8,532
Microchip Technology, Inc.	1,200	109,800
Micron Technology, Inc.	536	70,500
Microsoft Corp.	7,429	3,320,392
Mid-America Apartment Communities, Inc. REIT	70	9,983
Moderna, Inc. (b)	279	33,131
Molina Healthcare, Inc. (b)	272	80,866
Molson Coors Beverage Co. Class B	290	14,741
Mondelez International, Inc. Class A	3,007	196,778
Monolithic Power Systems, Inc.	97	79,703
Monster Beverage Corp. (b)	1,692	84,515
Moody's Corp.	370	155,744
Morgan Stanley	1,190	115,656
Mosaic Co.	955	27,600
Motorola Solutions, Inc.	1,778	686,397
MSCI, Inc.	10	4,818
Nasdaq, Inc.	180	10,847
Nestle SA	9,461	965,683
NetApp, Inc.	495	63,756
Netflix, Inc. (b)	890	600,643
Neurocrine Biosciences, Inc. (b)	1,242	170,986
Newmont Corp.	1,159	48,527
News Corp. Class A	306	8,436
NextEra Energy, Inc.	978	69,252
NIKE, Inc. Class B	2,949	222,266
NiSource, Inc.	395	11,380
Nordson Corp.	112	25,977
Norfolk Southern Corp.	144	30,915
Northern Trust Corp.	218	18,308
Northrop Grumman Corp.	872	380,148
NRG Energy, Inc.	230	17,908
Nucor Corp.	391	61,809
NVIDIA Corp.	23,970	2,961,254
NVR, Inc. (b)	7	53,120
Security Description	Shares	Value
Occidental Petroleum Corp.	922	$58,114
Okta, Inc. (b)	40	3,744
Old Dominion Freight Line, Inc.	488	86,181
Omnicom Group, Inc.	572	51,308
ON Semiconductor Corp. (b)	279	19,125
ONEOK, Inc.	380	30,989
Oracle Corp.	1,855	261,926
O'Reilly Automotive, Inc. (b)	267	281,968
Otis Worldwide Corp.	144	13,861
Ovintiv, Inc.	558	26,153
Owens Corning	219	38,045
PACCAR, Inc.	1,346	138,557
Packaging Corp. of America	204	37,242
Palantir Technologies, Inc. Class A (b)	100	2,533
Palo Alto Networks, Inc. (b)	635	215,271
Paramount Global Class B	1,860	19,325
Parker-Hannifin Corp.	40	20,232
Paychex, Inc.	937	111,091
Paycom Software, Inc.	124	17,737
Paylocity Holding Corp. (b)	84	11,075
PayPal Holdings, Inc. (b)	700	40,621
Pentair PLC	365	27,985
PepsiCo, Inc.	6,549	1,080,127
Pfizer, Inc.	9,653	270,091
PG&E Corp.	2,134	37,260
Philip Morris International, Inc.	734	74,376
Phillips 66	1,413	199,473
Pinterest, Inc. Class A (b)	70	3,085
PNC Financial Services Group, Inc.	616	95,776
Pool Corp.	104	31,962
PPG Industries, Inc.	159	20,017
PPL Corp.	590	16,314
Principal Financial Group, Inc.	307	24,084
Procter & Gamble Co.	7,512	1,238,879
Progressive Corp.	1,813	376,578
Prologis, Inc. REIT	523	58,738
Prudential Financial, Inc.	492	57,657
PTC, Inc. (b)	546	99,192
Public Service Enterprise Group, Inc.	342	25,205
Public Storage REIT	337	96,938
PulteGroup, Inc.	643	70,794
Pure Storage, Inc. Class A (b)	30	1,926
Qiagen NV (b)	129	5,330
Qorvo, Inc. (b)	94	10,908
QUALCOMM, Inc.	2,715	540,774
Quanta Services, Inc.	50	12,705
Quest Diagnostics, Inc.	895	122,508
Raymond James Financial, Inc.	159	19,654
Realty Income Corp. REIT	540	28,523
Regency Centers Corp. REIT	120	7,464
Regeneron Pharmaceuticals, Inc. (b)	547	574,913
Regions Financial Corp.	1,730	34,669

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Reliance, Inc.	62	$17,707
Repligen Corp. (b)	10	1,261
Republic Services, Inc.	2,969	576,995
ResMed, Inc.	299	57,235
Revvity, Inc.	92	9,647
Rivian Automotive, Inc. Class A (a) (b)	406	5,449
Robinhood Markets, Inc. Class A (b)	120	2,725
ROBLOX Corp. Class A (b)	20	744
Roche Holding AG	3,654	1,014,548
Roche Holding AG Bearer Shares	223	67,947
Rockwell Automation, Inc.	285	78,455
Roku, Inc. (b)	40	2,397
Rollins, Inc.	2,157	105,240
Roper Technologies, Inc.	1,183	666,810
Ross Stores, Inc.	167	24,268
Royal Caribbean Cruises Ltd. (b)	33	5,261
Royalty Pharma PLC Class A	290	7,647
RPM International, Inc.	60	6,461
RTX Corp.	1,002	100,591
S&P Global, Inc.	98	43,708
Salesforce, Inc.	237	60,933
Samsara, Inc. Class A (b)	10	337
Sanofi SA	3,013	290,433
SBA Communications Corp. REIT	34	6,674
Schlumberger NV	938	44,255
Schneider Electric SE	222	53,367
Seagate Technology Holdings PLC	101	10,430
SEI Investments Co.	280	18,113
Sempra	534	40,616
ServiceNow, Inc. (b)	20	15,733
Shell PLC	11,271	403,779
Sherwin-Williams Co.	495	147,723
Simon Property Group, Inc. REIT	137	20,797
Skyworks Solutions, Inc.	416	44,337
Snap, Inc. Class A (b)	120	1,993
Snap-on, Inc.	138	36,072
Snowflake, Inc. Class A (b)	20	2,702
Solventum Corp. (b)	581	30,723
Southern Co.	7,033	545,550
Southwest Airlines Co.	148	4,234
SS&C Technologies Holdings, Inc.	170	10,654
Stanley Black & Decker, Inc.	200	15,978
Starbucks Corp.	501	39,003
State Street Corp. (f)	472	34,928
Steel Dynamics, Inc.	234	30,303
Stellantis NV (e)	3,978	78,771
Stellantis NV (e)	4,249	84,110
STERIS PLC	40	8,782
Stryker Corp.	110	37,428
Sun Communities, Inc. REIT	70	8,424
Super Micro Computer, Inc. (b)	104	85,212
Swiss Re AG	3,619	449,052
Synchrony Financial	775	36,572
Security Description	Shares	Value
Synopsys, Inc. (b)	307	$182,683
Sysco Corp.	481	34,339
T Rowe Price Group, Inc.	599	69,071
Take-Two Interactive Software, Inc. (b)	50	7,775
Targa Resources Corp.	300	38,634
Target Corp.	1,290	190,972
TE Connectivity Ltd.	781	117,486
Teledyne Technologies, Inc. (b)	164	63,629
Teleflex, Inc.	30	6,310
Tenaris SA	686	10,550
Teradyne, Inc.	328	48,639
Tesla, Inc. (b)	671	132,777
Texas Instruments, Inc.	3,239	630,083
Texas Pacific Land Corp.	56	41,119
Textron, Inc.	164	14,081
Thermo Fisher Scientific, Inc.	156	86,268
TJX Cos., Inc.	3,911	430,601
T-Mobile U.S., Inc.	4,303	758,103
Toast, Inc. Class A (b)	30	773
Toro Co.	258	24,126
Tractor Supply Co.	264	71,280
Trade Desk, Inc. Class A (b)	30	2,930
Tradeweb Markets, Inc. Class A	30	3,180
Trane Technologies PLC	505	166,110
TransDigm Group, Inc.	10	12,776
TransUnion	88	6,526
Travelers Cos., Inc.	1,540	313,144
Trimble, Inc. (b)	120	6,710
Truist Financial Corp.	2,546	98,912
Twilio, Inc. Class A (b)	104	5,908
Tyler Technologies, Inc. (b)	6	3,017
Tyson Foods, Inc. Class A	3,065	175,134
U.S. Bancorp	2,489	98,813
Uber Technologies, Inc. (b)	227	16,498
UDR, Inc. REIT	136	5,596
U-Haul Holding Co.	107	6,422
UiPath, Inc. Class A (b)	60	761
Ulta Beauty, Inc. (b)	235	90,679
Union Pacific Corp.	1,501	339,616
United Parcel Service, Inc. Class B	681	93,195
United Rentals, Inc.	36	23,282
United Therapeutics Corp. (b)	540	172,017
UnitedHealth Group, Inc.	3,065	1,560,882
Unity Software, Inc. (b)	80	1,301
Universal Health Services, Inc. Class B	75	13,870
Valero Energy Corp.	724	113,494
Veeva Systems, Inc. Class A (b)	278	50,877
Ventas, Inc. REIT	213	10,918
Veralto Corp.	614	58,619
VeriSign, Inc. (b)	1,033	183,667
Verisk Analytics, Inc.	25	6,739
Verizon Communications, Inc.	18,608	767,394
Vertex Pharmaceuticals, Inc. (b)	1,236	579,338

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Vertiv Holdings Co. Class A	46	$3,982
Viatris, Inc.	3,066	32,592
VICI Properties, Inc. REIT	872	24,974
Visa, Inc. Class A	5,259	1,380,330
Vistra Corp.	120	10,318
Vulcan Materials Co.	52	12,931
W R Berkley Corp.	2,123	166,825
Walgreens Boots Alliance, Inc. (a)	5,851	70,768
Walmart, Inc.	12,181	824,776
Walt Disney Co.	1,132	112,396
Warner Bros Discovery, Inc. (b)	9,590	71,350
Waste Connections, Inc.	1,991	349,142
Waste Management, Inc.	3,229	688,875
Waters Corp. (b)	139	40,327
Watsco, Inc.	74	34,280
WEC Energy Group, Inc.	2,759	216,471
Wells Fargo & Co.	5,089	302,236
Welltower, Inc. REIT	199	20,746
West Pharmaceutical Services, Inc.	155	51,055
Western Digital Corp. (b)	213	16,139
Westinghouse Air Brake Technologies Corp.	90	14,225
Westlake Corp.	40	5,793
Westrock Co.	404	20,305
Weyerhaeuser Co. REIT	696	19,759
Williams Cos., Inc.	4,590	195,075
Williams-Sonoma, Inc.	180	50,827
Willis Towers Watson PLC	317	83,098
Workday, Inc. Class A (b)	220	49,183
WP Carey, Inc. REIT	170	9,359
WW Grainger, Inc.	131	118,193
Wynn Resorts Ltd.	30	2,685
Xcel Energy, Inc.	1,668	89,088
Xylem, Inc.	90	12,207
Yum! Brands, Inc.	1,483	196,438
Zebra Technologies Corp. Class A (b)	21	6,488
Zillow Group, Inc. Class C (b)	60	2,783
Zimmer Biomet Holdings, Inc.	148	16,062
Zoetis, Inc.	1,165	201,964
Zoom Video Communications, Inc. Class A (b)	141	8,346
		89,389,939
ZAMBIA — 0.0% (c)
First Quantum Minerals Ltd. (a)	827	10,861
TOTAL COMMON STOCKS (Cost $104,386,171)		128,819,175

RIGHTS — 0.0%
ITALY — 0.0%
Amplifon SpA (expiring 07/09/24) (b) (Cost $0)	50	—
Security Description	Shares	Value
WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a) (b) (g) (Cost $0)	61	$—
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (h) (i)	210,467	210,530
State Street Navigator Securities Lending Portfolio II (f) (j)	3,391,449	3,391,449
TOTAL SHORT-TERM INVESTMENTS (Cost $3,601,962)		3,601,979
TOTAL INVESTMENTS — 102.3% (Cost $107,988,133)		132,421,154
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(3,029,193)
NET ASSETS — 100.0%		$129,391,961
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2024.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$128,819,175	$—	$—	$128,819,175
Rights	—	0(a)	—	0
Warrants	—	—	0(b)	0
Short-Term Investments	3,601,979	—	—	3,601,979
TOTAL INVESTMENTS	$132,421,154	$—	$0	$132,421,154
(a)	The Fund held a Level 2 security that was valued at $0 at June 30, 2024.
(b)	The Fund held a Level 3 security that was valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	370	$24,775	$11,184	$3,887	$(173)	$3,029	472	$34,928	$571
State Street Institutional Liquid Reserves Fund, Premier Class	139,180	139,208	5,614,189	5,542,901	11	23	210,467	210,530	8,611
State Street Navigator Securities Lending Portfolio II	2,667,879	2,667,879	14,375,335	13,651,765	—	—	3,391,449	3,391,449	9,447
Total		$2,831,862	$20,000,708	$19,198,553	$(162)	$3,052		$3,636,907	$18,629
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 1.4%
APA Group Stapled Security	481,054	$2,566,963
BELGIUM — 2.4%
Solvay SA (a)	131,650	4,637,824
CANADA — 20.2%
Atco Ltd. Class I (a)	68,890	1,961,957
Bank of Montreal	14,388	1,207,421
Bank of Nova Scotia (a)	42,897	1,961,848
BCE, Inc. (a)	71,732	2,322,830
Canadian Imperial Bank of Commerce (a)	37,085	1,762,984
Canadian Natural Resources Ltd.	58,504	2,083,458
Canadian Tire Corp. Ltd. Class A (a)	18,223	1,807,717
Canadian Utilities Ltd. Class A (a)	95,902	2,071,037
Canadian Western Bank (a)	59,046	1,871,901
Capital Power Corp. (a)	92,410	2,633,146
Emera, Inc. (a)	62,363	2,080,514
Great-West Lifeco, Inc. (a)	44,575	1,300,097
Keyera Corp. (a)	103,118	2,855,367
Manulife Financial Corp.	69,621	1,853,541
Northland Power, Inc. (a)	109,166	1,876,409
Pembina Pipeline Corp.	68,601	2,544,807
Power Corp. of Canada (a)	57,123	1,587,179
Sun Life Financial, Inc.	26,701	1,308,951
TELUS Corp.	138,818	2,101,013
Toronto-Dominion Bank	23,453	1,288,900
		38,481,077
CHINA — 1.4%
Ping An Insurance Group Co. of China Ltd. Class H	603,500	2,736,366
FINLAND — 1.9%
Elisa OYJ	42,823	1,966,166
Kone OYJ Class B	32,918	1,626,050
		3,592,216
FRANCE — 1.6%
Bouygues SA	54,606	1,753,964
Wendel SE	13,581	1,202,280
		2,956,244
GERMANY — 1.5%
Allianz SE	5,194	1,444,552
Deutsche Post AG	33,926	1,374,052
		2,818,604
HONG KONG — 7.7%
CK Infrastructure Holdings Ltd.	419,303	2,368,428
CLP Holdings Ltd.	249,000	2,012,437
Henderson Land Development Co. Ltd.	1,144,883	3,072,124
Power Assets Holdings Ltd.	439,553	2,378,655
Sino Land Co. Ltd.	2,725,264	2,809,946
Security Description	Shares	Value
Sun Hung Kai Properties Ltd.	245,239	$2,121,820
		14,763,410
IRELAND — 1.0%
Smurfit Kappa Group PLC	43,215	1,928,370
ITALY — 2.8%
A2A SpA (a)	984,089	1,961,211
Hera SpA (a)	519,012	1,776,667
Terna - Rete Elettrica Nazionale (a)	200,415	1,550,389
		5,288,267
JAPAN — 13.0%
Electric Power Development Co. Ltd.	94,000	1,467,033
ENEOS Holdings, Inc.	378,493	1,944,935
EXEO Group, Inc.	137,200	1,364,238
Japan Metropolitan Fund Invest REIT	2,564	1,442,509
Lixil Corp.	159,300	1,677,077
Mitsubishi Gas Chemical Co., Inc.	85,000	1,621,161
MS&AD Insurance Group Holdings, Inc.	95,362	2,119,353
Nomura Real Estate Holdings, Inc.	50,100	1,255,459
Open House Group Co. Ltd.	51,000	1,562,402
SBI Holdings, Inc.	57,710	1,459,074
Sekisui House Ltd.	63,500	1,406,506
Sumitomo Mitsui Trust Holdings, Inc.	62,108	1,416,986
Takeda Pharmaceutical Co. Ltd.	62,106	1,610,756
Takeuchi Manufacturing Co. Ltd.	43,800	1,532,973
Toyo Tire Corp. (a)	95,000	1,516,894
Yamato Kogyo Co. Ltd.	29,800	1,449,800
		24,847,156
NORWAY — 0.8%
Orkla ASA	190,100	1,548,831
PORTUGAL — 0.7%
EDP - Energias de Portugal SA	356,001	1,335,023
SAUDI ARABIA — 1.4%
Saudi Electricity Co.	292,430	1,283,025
Saudi Telecom Co.	142,989	1,429,280
		2,712,305
SOUTH KOREA — 2.8%
KT&G Corp.	44,961	2,880,901
LG Uplus Corp.	351,946	2,510,795
		5,391,696
SWEDEN — 0.8%
Husqvarna AB Class B (a)	192,321	1,542,534
SWITZERLAND — 6.3%
Adecco Group AG	57,622	1,912,184
Baloise Holding AG	10,775	1,896,956
Helvetia Holding AG	10,803	1,460,677
Julius Baer Group Ltd.	30,891	1,725,716

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Swiss Life Holding AG	2,245	$1,650,397
Swisscom AG	2,906	1,634,746
Zurich Insurance Group AG	3,219	1,716,251
		11,996,927
TAIWAN — 2.0%
Vanguard International Semiconductor Corp.	950,000	3,792,211
UNITED KINGDOM — 3.7%
IG Group Holdings PLC	180,515	1,868,867
Legal & General Group PLC	735,679	2,111,035
Schroders PLC	282,351	1,298,474
Unilever PLC	33,386	1,833,730
		7,112,106
UNITED STATES — 25.5%
Altria Group, Inc.	95,303	4,341,052
Amcor PLC	217,743	2,129,527
Avista Corp.	60,067	2,078,919
Boston Properties, Inc. REIT	31,821	1,958,901
Columbia Banking System, Inc.	63,596	1,264,924
First Interstate BancSystem, Inc. Class A	62,014	1,722,129
Getty Realty Corp. REIT	87,008	2,319,633
Highwoods Properties, Inc. REIT	150,116	3,943,547
Holcim AG	20,329	1,801,241
Janus Henderson Group PLC	52,226	1,760,538
KeyCorp	120,251	1,708,767
LTC Properties, Inc. REIT	88,133	3,040,589
LyondellBasell Industries NV Class A	22,303	2,133,505
Northwest Bancshares, Inc.	151,325	1,747,804
ONEOK, Inc.	31,151	2,540,364
Pfizer, Inc.	81,852	2,290,219
Philip Morris International, Inc.	23,774	2,409,019
Provident Financial Services, Inc.	90,027	1,291,887
Roche Holding AG	5,412	1,502,664
Security Description	Shares	Value
Sanofi SA	15,357	$1,480,311
Verizon Communications, Inc.	70,826	2,920,864
Western Union Co.	194,118	2,372,122
		48,758,526
TOTAL COMMON STOCKS (Cost $194,707,839)		188,806,656

SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (b) (c)	114,844	114,879
State Street Navigator Securities Lending Portfolio II (d) (e)	9,884,701	9,884,701
TOTAL SHORT-TERM INVESTMENTS (Cost $10,040,639)		9,999,580
TOTAL INVESTMENTS — 104.1% (Cost $204,748,478)		198,806,236
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(7,858,744)
NET ASSETS — 100.0%		$190,947,492
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	09/20/2024	$274,617	$276,075	$1,458
MSCI EAFE Index (long)	7	09/20/2024	821,523	820,120	(1,403)
S&P/TSX 60 Index (long)	2	09/19/2024	380,214	383,089	2,875
					$2,930
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$188,806,656	$—	$—	$188,806,656
Short-Term Investments	9,999,580	—	—	9,999,580
TOTAL INVESTMENTS	$198,806,236	$—	$—	$198,806,236
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$4,333	$—	$—	$4,333
Futures Contracts - Unrealized Depreciation	(1,403)	—	—	(1,403)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,930	$—	$—	$2,930

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	789,646	$789,804	$12,850,146	$13,525,134	$63	$—	114,844	$114,879	$13,023
State Street Navigator Securities Lending Portfolio II	20,930,864	20,930,864	77,625,106	88,671,269	—	—	9,884,701	9,884,701	55,237
Total		$21,720,668	$90,475,252	$102,196,403	$63	$—		$9,999,580	$68,260
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 5.0%
APA Group Stapled Security	919,470	$4,906,404
Coles Group Ltd.	458,409	5,213,709
GPT Group REIT (a)	1,885,203	5,036,132
Metcash Ltd.	1,080,262	2,553,944
Sonic Healthcare Ltd.	180,815	3,175,917
		20,886,106
CANADA — 14.5%
Atco Ltd. Class I	70,864	2,018,175
BCE, Inc. (a)	193,759	6,274,317
Canadian Utilities Ltd. Class A (a)	187,324	4,045,328
Emera, Inc. (a)	178,088	5,941,256
Fortis, Inc. (a)	118,836	4,617,613
Gibson Energy, Inc. (a)	277,889	4,721,686
Hydro One Ltd. (b)	117,877	3,432,892
Northland Power, Inc. (a)	307,819	5,290,973
Parkland Corp. (a)	100,070	2,804,607
Rogers Communications, Inc. Class B	74,948	2,771,490
Sun Life Financial, Inc.	97,185	4,764,256
TC Energy Corp. (a)	207,870	7,878,202
TELUS Corp. (a)	368,568	5,578,283
		60,139,078
CHINA — 0.9%
CGN Power Co. Ltd. Class H (b)	8,805,000	3,879,550
FINLAND — 1.8%
Elisa OYJ	87,647	4,024,206
Orion OYJ Class B	78,350	3,347,110
		7,371,316
FRANCE — 2.0%
Bouygues SA	150,993	4,849,950
Gecina SA REIT	39,222	3,613,011
		8,462,961
GERMANY — 1.3%
Allianz SE	19,024	5,290,941
HONG KONG — 3.0%
HKT Trust & HKT Ltd. Stapled Security	1,830,000	2,053,283
Power Assets Holdings Ltd.	688,000	3,723,135
Sun Hung Kai Properties Ltd.	799,000	6,912,986
		12,689,404
ITALY — 3.2%
Italgas SpA	603,264	2,975,416
Snam SpA (a)	1,323,670	5,860,418
Terna - Rete Elettrica Nazionale	555,730	4,299,069
		13,134,903
JAPAN — 21.4%
Advance Residence Investment Corp. REIT	1,210	2,463,478
Astellas Pharma, Inc.	372,700	3,683,905
Security Description	Shares	Value
Chiba Bank Ltd.	413,500	$3,681,039
Concordia Financial Group Ltd.	731,900	4,305,134
Daiwa House Industry Co. Ltd.	104,700	2,653,624
Daiwa House REIT Investment Corp.	2,762	4,220,438
DIC Corp. (a)	103,900	1,970,651
Hachijuni Bank Ltd.	543,500	3,545,961
Japan Real Estate Investment Corp. REIT	1,180	3,726,470
Kajima Corp.	178,200	3,081,333
Kirin Holdings Co. Ltd. (a)	260,400	3,355,770
Kuraray Co. Ltd. (a)	357,400	4,109,233
MS&AD Insurance Group Holdings, Inc.	304,300	6,762,853
Nippon Building Fund, Inc. REIT (a)	1,020	3,569,937
Nippon Prologis REIT, Inc.	2,126	3,317,332
Obayashi Corp.	375,200	4,459,669
Osaka Gas Co. Ltd.	108,600	2,391,954
Sankyu, Inc.	61,300	2,091,349
Sekisui Chemical Co. Ltd.	223,900	3,098,355
Sekisui House Ltd.	161,500	3,577,176
Sekisui House Reit, Inc.	3,723	1,830,718
Seven Bank Ltd.	1,663,800	2,782,309
Shizuoka Financial Group, Inc.	326,000	3,129,081
SoftBank Corp.	363,900	4,444,123
Takeda Pharmaceutical Co. Ltd.	160,700	4,167,850
USS Co. Ltd.	276,000	2,322,305
		88,742,047
MALAYSIA — 0.8%
Tenaga Nasional Bhd.	1,171,700	3,422,581
NEW ZEALAND — 0.4%
Spark New Zealand Ltd.	623,026	1,579,306
NORWAY — 0.6%
Orkla ASA	292,588	2,383,847
PORTUGAL — 1.0%
EDP - Energias de Portugal SA	1,083,527	4,063,286
RUSSIA — 0.0%
Inter RAO UES PJSC (c)	71,668,770	—
SINGAPORE — 3.8%
Mapletree Logistics Trust REIT	5,224,900	4,973,341
Singapore Exchange Ltd.	535,700	3,747,232
Singapore Technologies Engineering Ltd.	1,141,400	3,646,753
Venture Corp. Ltd.	314,400	3,298,851
		15,666,177
SOUTH AFRICA — 0.8%
Shoprite Holdings Ltd.	210,701	3,277,404
SOUTH KOREA — 2.7%
Korea Zinc Co. Ltd.	14,508	5,427,984
KT&G Corp.	92,779	5,944,866
		11,372,850

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
SPAIN — 4.1%
Enagas SA (a)	331,435	$4,933,945
Iberdrola SA	411,639	5,344,827
Redeia Corp. SA (a)	389,132	6,806,295
		17,085,067
SWITZERLAND — 9.2%
Baloise Holding AG	29,564	5,204,791
DKSH Holding AG	25,744	1,738,995
Galenica AG (b)	23,400	1,915,279
Novartis AG	28,320	3,030,864
PSP Swiss Property AG	27,087	3,475,552
Sandoz Group AG	74,251	2,688,769
SGS SA	57,764	5,142,577
Swiss Prime Site AG	42,031	3,985,134
Swisscom AG	8,133	4,575,152
Zurich Insurance Group AG	12,122	6,462,998
		38,220,111
TAIWAN — 7.4%
Asia Cement Corp.	1,911,000	2,583,029
Chicony Electronics Co. Ltd.	906,000	4,775,550
Chunghwa Telecom Co. Ltd. (d)	1,180,000	4,564,832
Radiant Opto-Electronics Corp.	774,000	4,521,153
Taiwan Mobile Co. Ltd.	1,307,000	4,310,806
Uni-President Enterprises Corp.	2,247,000	5,631,093
Zhen Ding Technology Holding Ltd.	1,083,000	4,323,120
		30,709,583
THAILAND — 1.6%
Advanced Info Service PCL NVDR	714,500	4,069,228
Home Product Center PCL NVDR	9,539,265	2,404,475
		6,473,703
UNITED KINGDOM — 9.3%
British American Tobacco PLC	377,732	11,603,027
IG Group Holdings PLC	335,524	3,473,672
National Grid PLC	515,276	5,748,904
Reckitt Benckiser Group PLC	54,375	2,943,250
Severn Trent PLC	154,018	4,633,719
Unilever PLC	98,078	5,386,946
United Utilities Group PLC	389,490	4,837,871
		38,627,389
UNITED STATES — 4.0%
Holcim AG	59,610	5,281,714
Nestle SA	30,599	3,123,236
Security Description	Shares	Value
Roche Holding AG	15,252	$4,234,781
Sanofi SA	41,793	4,028,563
		16,668,294
TOTAL COMMON STOCKS (Cost $424,474,832)		410,145,904

SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (e) (f)	109,326	109,359
State Street Navigator Securities Lending Portfolio II (g) (h)	29,542,123	29,542,123
TOTAL SHORT-TERM INVESTMENTS (Cost $29,651,482)		29,651,482
TOTAL INVESTMENTS — 106.0% (Cost $454,126,314)		439,797,386
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(24,828,080)
NET ASSETS — 100.0%		$414,969,306
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.2% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$410,145,904	$—	$0(a)	$410,145,904
Short-Term Investments	29,651,482	—	—	29,651,482
TOTAL INVESTMENTS	$439,797,386	$—	$0	$439,797,386
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	258,757	$258,809	$20,593,072	$20,742,736	$214	$—	109,326	$109,359	$12,906
State Street Navigator Securities Lending Portfolio II	31,486,306	31,486,306	175,476,486	177,420,669	—	—	29,542,123	29,542,123	89,005
Total		$31,745,115	$196,069,558	$198,163,405	$214	$—		$29,651,482	$101,911
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BELGIUM — 0.0% (a)
Cenergy Holdings SA	23,970	$246,366
BRAZIL — 3.3%
3R Petroleum Oleo E Gas SA	151,888	751,448
AES Brasil Energia SA	160,272	328,655
Afya Ltd. Class A (b) (c)	14,910	263,162
Alpargatas SA Preference Shares (b)	152,975	251,174
Alupar Investimento SA	91,683	491,390
Anima Holding SA (b)	173,136	98,188
Arezzo Industria e Comercio SA	46,832	432,954
Armac Locacao Logistica E Servicos SA	64,429	114,371
Azul SA Preference Shares (b)	182,787	241,546
Banco ABC Brasil SA Preference Shares	24,700	98,454
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	153,742	314,157
Banco Pan SA Preference Shares	211,321	307,787
Bemobi Mobile Tech SA	42,362	103,723
Bradespar SA	44,045	142,338
Bradespar SA Preference Shares	148,746	495,691
BrasilAgro - Co. Brasileira de Propriedades Agricolas	33,333	153,869
C&A Modas SA (b)	77,171	129,766
Camil Alimentos SA	97,801	145,263
CI&T, Inc. Class A (b) (c)	10,747	55,884
Cia Brasileira de Aluminio (b)	78,495	98,358
Cia Brasileira de Distribuicao (b)	225,079	109,410
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	145,992	212,110
Cia de Saneamento de Minas Gerais Copasa MG	130,198	489,668
Cia De Sanena Do Parana	160,833	798,019
Cogna Educacao SA (b)	1,130,761	360,332
Construtora Tenda SA (b)	57,926	112,109
Cury Construtora e Incorporadora SA	84,347	312,821
CVC Brasil Operadora e Agencia de Viagens SA (b)	191,169	67,458
Cyrela Brazil Realty SA Empreendimentos e Participacoes	179,463	609,039
Dexco SA	228,595	269,979
Diagnosticos da America SA (b)	216,566	108,001
Dimed SA Distribuidora da Medicamentos	33,172	57,751
Direcional Engenharia SA	75,460	361,239
EcoRodovias Infraestrutura e Logistica SA	170,129	202,153
Eletromidia SA	43,192	138,259
Enauta Participacoes SA (b)	73,172	289,028
Security Description	Shares	Value
Even Construtora e Incorporadora SA	84,042	$99,105
Ez Tec Empreendimentos e Participacoes SA	74,954	174,618
Fleury SA	153,774	416,103
Fras-Le SA	47,918	167,277
Grendene SA	218,245	226,321
Grupo De Moda Soma SA (b)	319,265	352,922
Grupo SBF SA	28,145	60,805
Guararapes Confeccoes SA	39,737	49,794
Hidrovias do Brasil SA (b)	272,436	181,969
Iguatemi SA	145,242	538,142
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	59,146	245,872
Inter & Co., Inc. BDR	140,807	864,445
International Meal Co. Alimentacao SA Class A (b)	235,268	52,946
Iochpe Maxion SA	99,789	211,275
Irani Papel e Embalagem SA	80,067	122,094
IRB-Brasil Resseguros SA (b)	42,017	239,040
Jalles Machado SA	85,275	104,244
JHSF Participacoes SA	236,421	168,129
Kepler Weber SA	77,546	133,747
Lavvi Empreendimentos Imobiliarios SA	79,547	123,020
LOG Commercial Properties e Participacoes SA	34,838	146,453
Log-in Logistica Intermodal SA (b)	21,445	138,026
Lojas Quero-Quero SA	52,124	34,909
LWSA SA (b) (d)	267,872	195,318
Mahle Metal Leve SA	12,719	74,055
Marcopolo SA Preference Shares	455,747	521,022
Marfrig Global Foods SA (b)	295,538	657,644
Mills Locacao Servicos e Logistica SA	86,552	163,460
Minerva SA	156,931	188,731
Movida Participacoes SA (b)	116,691	126,892
MRV Engenharia e Participacoes SA (b)	250,520	301,285
Nexa Resources SA (b)	29,784	227,550
Odontoprev SA	182,584	373,422
Oncoclinicas do Brasil Servicos Medicos SA (b)	189,605	210,959
Orizon Valorizacao de Residuos SA (b)	38,057	264,473
Pet Center Comercio e Participacoes SA	77,199	50,452
Petroreconcavo SA	99,942	333,593
Positivo Tecnologia SA	57,179	80,810
Randon SA Implementos e Participacoes Preference Shares	103,270	203,028
Romi SA	42,993	81,041
Santos Brasil Participacoes SA	433,542	1,065,425

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Schulz SA Preference Shares	155,533	$167,729
Serena Energia SA (b)	109,975	174,433
Simpar SA (b)	243,671	233,824
Sitios Latinoamerica SAB de CV (b) (c)	993,548	232,012
SLC Agricola SA	137,508	431,999
Taurus Armas SA Preference Shares	32,785	67,701
Tegma Gestao Logistica SA	28,913	127,219
Terra Santa Propriedades Agricolas SA	23,310	60,432
Tres Tentos Agroindustrial SA	91,851	163,380
Tupy SA	48,868	207,897
Unipar Carbocloro SA	5,530	47,351
Unipar Carbocloro SA Class B, Preference Shares	34,584	303,784
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares	308,604	439,478
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	50,921	139,531
Vinci Partners Investments Ltd. Class A	21,494	234,285
Vivara Participacoes SA	72,295	272,549
VTEX Class A (b)	40,928	297,137
Vulcabras SA	48,610	129,435
Wilson Sons SA	101,462	277,655
Wiz Co.	63,058	64,824
YDUQS Participacoes SA	152,584	285,969
Zamp SA (b)	147,130	99,068
		23,943,662
BRITISH VIRGIN ISLANDS — 0.0% (a)
SF Real Estate Investment Trust	356,000	121,746
CHILE — 0.5%
CAP SA (b)	51,160	320,339
Empresa Nacional de Telecomunicaciones SA	93,730	276,744
Engie Energia Chile SA (b)	328,688	293,022
Grupo Security SA	717,222	200,815
Inversiones Aguas Metropolitanas SA	386,845	286,669
Inversiones La Construccion SA	22,246	189,363
Parque Arauco SA	482,857	726,901
Ripley Corp. SA (b)	640,108	174,281
Salfacorp SA	286,977	167,214
SMU SA	1,556,329	272,049
SONDA SA	341,412	150,273
Vina Concha y Toro SA	314,448	366,341
		3,424,011
CHINA — 16.3%
111, Inc. ADR (b)	27,448	29,369
263 Network Communications Co. Ltd. Class A (b)	82,500	37,742
361 Degrees International Ltd.	797,000	411,393
Security Description	Shares	Value
5I5J Holding Group Co. Ltd. Class A (b)	157,390	$47,858
ABA Chemicals Corp. Class A (b)	101,900	73,974
Advanced Fiber Resources Zhuhai Ltd. Class A	16,300	82,116
Advanced Technology & Materials Co. Ltd. Class A	46,700	50,724
Aerospace Hi-Tech Holdings Group Ltd. Class A (b)	35,538	42,641
Agora, Inc. ADR (b) (c)	47,668	101,056
AInnovation Technology Group Co. Ltd. (b) (c) (d)	132,100	87,476
AK Medical Holdings Ltd. (c) (d)	416,739	230,057
A-Living Smart City Services Co. Ltd. (c) (d)	605,750	217,243
Allmed Medical Products Co. Ltd. Class A	42,500	38,420
Alpha Group Class A (b)	106,600	87,314
Alphamab Oncology (b) (c) (d)	291,000	89,454
Amoy Diagnostics Co. Ltd. Class A	23,800	57,505
ANE Cayman, Inc. (b) (c)	397,500	343,664
Angelalign Technology, Inc. (d)	29,600	215,155
Anhui Construction Engineering Group Co. Ltd. Class A	100,500	59,192
Anhui Estone Materials Technology Co. Ltd. Class A	26,522	54,309
Anhui Huaheng Biotechnology Co. Ltd. Class A (b)	10,103	105,709
Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	18,600	10,624
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	237,200	145,552
Anhui Jinhe Industrial Co. Ltd. Class A	45,700	124,502
Anhui Tatfook Technology Co. Ltd. Class A (b)	36,500	34,096
Anhui Tongguan Copper Foil Group Co. Ltd. Class A	66,221	87,075
Anhui Transport Consulting & Design Institute Co. Ltd. Class A (b)	45,348	57,082
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	137,000	123,661
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	194,900	93,968
Anhui Yingliu Electromechanical Co. Ltd. Class A	65,300	111,087
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	8,075	139,139
Anton Oilfield Services Group	636,000	40,323
Antong Holdings Co. Ltd. Class A (b)	428,900	136,880
Anyang Iron & Steel, Inc. Class A (b)	514,800	100,833

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Aoshikang Technology Co. Ltd. Class A	14,300	$52,512
Aotecar New Energy Technology Co. Ltd. Class A (b)	115,300	36,323
ApicHope Pharmaceutical Co. Ltd. Class A	25,550	68,767
Appotronics Corp. Ltd. Class A (b)	41,108	90,652
Archermind Technology Nanjing Co. Ltd. Class A	13,260	51,000
Arctech Solar Holding Co. Ltd. Class A	9,740	122,843
Arrail Group Ltd. (b) (c) (d)	146,000	96,867
Ascentage Pharma Group International (b) (c) (d)	145,619	476,543
Ascletis Pharma, Inc. (b) (c) (d)	190,000	19,469
Asia Cement China Holdings Corp. (c)	135,270	50,245
AsiaInfo Technologies Ltd. (d)	327,914	294,843
ATRenew, Inc. ADR (b) (c)	80,413	190,573
Ausnutria Dairy Corp. Ltd.	61,000	17,345
Autel Intelligent Technology Corp. Ltd. Class A	35,097	116,047
Bafang Electric Suzhou Co. Ltd. Class A (b)	16,080	59,423
Bairong, Inc. (b) (d)	225,865	257,474
Baota Industry Co. Ltd. Class A (b)	109,100	50,360
Baowu Magnesium Technology Co. Ltd. Class A	65,520	101,230
Baoxiniao Holding Co. Ltd. Class A	99,400	74,065
Baozun, Inc. Class A (b)	13,341	10,287
Be Friends Holding Ltd. (b)	222,000	36,965
Bear Electric Appliance Co. Ltd. Class A	11,545	76,077
Beauty Farm Medical & Health Industry, Inc. (b)	23,000	47,429
Beibuwan Port Co. Ltd. Class A	96,000	97,830
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	35,600	60,269
Beijing Aosaikang Pharmaceutical Co. Ltd. Class A (b)	68,308	90,287
Beijing Baination Pictures Co. Ltd. Class A (b)	83,700	48,838
Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	40,200	121,302
Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A (b)	114,400	76,467
Beijing Caishikou Department Store Co. Ltd. Class A	60,700	105,839
Beijing Capital Development Co. Ltd. Class A (b)	229,800	66,099
Beijing Career International Co. Ltd. Class A	7,400	16,349
Security Description	Shares	Value
Beijing Certificate Authority Co. Ltd. Class A (b)	18,200	$48,611
Beijing Changjiu Logistics Corp. Class A	57,900	54,404
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A	10,042	19,504
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (c)	63,250	69,752
Beijing CTJ Information Technology Co. Ltd. Class A	9,900	38,321
Beijing Cuiwei Tower Co. Ltd. Class A (b)	77,200	62,810
Beijing Dahao Technology Corp. Ltd. Class A	19,600	37,101
Beijing eGOVA Co. Ltd. Class A	43,380	87,641
Beijing Gehua CATV Network Co. Ltd. Class A	151,100	123,763
Beijing Global Safety Technology Co. Ltd. Class A (b)	18,800	38,857
Beijing Haixin Energy Technology Co. Ltd. Class A (b)	139,700	34,443
Beijing Highlander Digital Technology Co. Ltd. Class A (b)	40,600	36,758
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (b)	15,300	16,912
Beijing Jingneng Clean Energy Co. Ltd. Class H (c)	1,334,000	317,806
Beijing Jingyuntong Technology Co. Ltd. Class A (b)	246,900	85,560
Beijing Leike Defense Technology Co. Ltd. Class A (b)	51,100	25,057
Beijing North Star Co. Ltd. Class A (b)	556,100	102,828
Beijing Orient National Communication Science & Technology Co. Ltd. Class A (b)	80,100	67,145
Beijing Oriental Jicheng Co. Ltd. Class A	8,100	23,387
Beijing Science Sun Pharmaceutical Co. Ltd. Class A	78,100	65,682
Beijing Sifang Automation Co. Ltd. Class A	60,400	159,007
Beijing SL Pharmaceutical Co. Ltd. Class A (b)	70,400	71,067
Beijing SPC Environment Protection Tech Co. Ltd. Class A	46,100	24,436
Beijing Strong Biotechnologies, Inc. Class A	41,500	87,424
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A (b)	11,572	67,680

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Beijing SuperMap Software Co. Ltd. Class A	30,500	$58,319
Beijing Teamsun Technology Co. Ltd. Class A (b)	66,400	35,197
Beijing Tianyishangjia New Material Corp. Ltd. Class A (b)	52,205	42,903
Beijing Tongtech Co. Ltd. Class A	27,700	30,656
Beijing VRV Software Corp. Ltd. Class A (b)	79,100	41,604
Beijing Wandong Medical Technology Co. Ltd. Class A	55,800	94,390
Beijing Water Business Doctor Co. Ltd. Class A (b)	54,800	30,399
Beijing Watertek Information Technology Co. Ltd. Class A (b)	230,900	59,774
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	17,400	81,270
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	109,800	115,051
Beisen Holding Ltd. (b)	64,200	33,467
Bestechnic Shanghai Co. Ltd. Class A	8,495	170,322
Bestore Co. Ltd. Class A	28,900	46,195
Bestway Marine & Energy Technology Co. Ltd. Class A (b)	112,500	60,712
Beyondsoft Corp. Class A (b)	31,900	34,780
Binjiang Service Group Co. Ltd.	83,284	175,157
Bio-Thera Solutions Ltd. Class A (b)	29,778	86,142
Bit Digital, Inc. (b)	38,659	122,936
Black Peony Group Co. Ltd. Class A	78,100	39,794
Blue Sail Medical Co. Ltd. Class A (b)	109,400	64,733
BMC Medical Co. Ltd. Class A	7,840	66,793
BOE HC SemiTek Corp. Class A (b)	60,700	36,166
Bomin Electronics Co. Ltd. Class A	85,100	97,912
Bona Film Group Co. Ltd. Class A (b)	88,800	65,802
BrightGene Bio-Medical Technology Co. Ltd. Class A (b)	26,169	125,453
Broadex Technologies Co. Ltd. Class A	22,500	60,065
Bros Eastern Co. Ltd. Class A	149,600	106,757
B-Soft Co. Ltd. Class A	116,400	55,164
C&D Property Management Group Co. Ltd.	326,293	121,199
C*Core Technology Co. Ltd. Class A (b)	26,975	67,282
Canaan, Inc. ADR (b) (c)	89,519	89,501
Canggang Railway Ltd. (c)	472,000	52,596
Security Description	Shares	Value
CanSino Biologics, Inc. Class H (b) (c) (d)	88,800	$222,245
Capitalonline Data Service Co. Ltd. Class A (b)	28,700	36,795
CARsgen Therapeutics Holdings Ltd. (b) (c) (d)	224,500	138,023
Castech, Inc. Class A	24,750	76,377
CATARC Automotive Proving Ground Co. Ltd. Class A	136,300	109,401
Cayman Engley Industrial Co. Ltd.	43,313	69,292
CCCC Design & Consulting Group Co. Ltd. Class A	67,000	81,675
CCCG Real Estate Corp. Ltd. Class A (b)	53,300	64,829
CCS Supply Chain Management Co. Ltd. Class A (b)	136,700	71,338
CECEP Techand Ecology & Environment Co. Ltd. Class A (b)	457,400	71,421
Center International Group Co. Ltd. Class A	63,200	68,040
Central China Land Media Co. Ltd. Class A	58,700	81,286
Central China Management Co. Ltd.	49,616	699
CGN Mining Co. Ltd. (b) (c)	1,725,004	576,666
CGN New Energy Holdings Co. Ltd. (c)	1,118,000	365,154
CGN Nuclear Technology Development Co. Ltd. Class A (b)	44,800	39,518
Changchun Faway Automobile Components Co. Ltd. Class A	9,400	9,592
Changchun UP Optotech Co. Ltd. Class A	22,400	101,310
Changjiang Publishing & Media Co. Ltd. Class A	82,500	91,078
Changzhou Qianhong Biopharma Co. Ltd. Class A	38,600	28,497
Chaoju Eye Care Holdings Ltd.	280,000	106,156
Chaowei Power Holdings Ltd.	184,000	33,701
Chen Lin Education Group Holdings Ltd. (b)	220,000	42,831
Cheng De Lolo Co. Ltd. Class A	47,100	50,707
Chengdu B-Ray Media Co. Ltd. Class A	134,000	69,011
Chengdu Bright Eye Hospital Co. Ltd. Class A	9,100	44,036
Chengdu CORPRO Technology Co. Ltd. Class A (b)	50,900	102,973
Chengdu Guoguang Electric Co. Ltd. Class A	9,885	75,009
Chengdu Hongqi Chain Co. Ltd. Class A	44,200	28,030
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	21,500	78,098

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Chengdu Jiafaantai Education Technology Co. Ltd. Class A	9,411	$12,336
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	50,800	150,643
Chengdu Kanghua Biological Products Co. Ltd. Class A	13,000	90,170
Chengdu Leejun Industrial Co. Ltd. Class A	53,900	40,531
Chengdu M&S Electronics Technology Co. Ltd. Class A (b)	19,350	54,306
Chengdu Olymvax Biopharmaceuticals, Inc. Class A	53,306	65,347
Chengdu RML Technology Co. Ltd. Class A	19,600	129,291
Chengdu Spaceon Electronics Co. Ltd. Class A	21,552	35,660
Chengdu XGimi Technology Co. Ltd. Class A (b)	7,255	76,755
Chengdu Xuguang Electronics Co. Ltd. Class A	109,800	92,793
Chenguang Biotech Group Co. Ltd. Class A	18,600	21,477
Chengzhi Co. Ltd. Class A	68,600	69,908
Chervon Holdings Ltd. (c)	81,200	189,287
China Aircraft Leasing Group Holdings Ltd. (c)	32,500	11,614
China Aluminum International Engineering Corp. Ltd. Class A (b)	66,400	38,289
China Animal Husbandry Industry Co. Ltd. Class A (b)	102,700	105,361
China BlueChemical Ltd. Class H	1,322,000	375,905
China Chunlai Education Group Co. Ltd. (c)	263,000	151,924
China Conch Environment Protection Holdings Ltd. (b) (c)	391,000	43,570
China Conch Venture Holdings Ltd. (b) (c)	1,008,000	939,908
China CYTS Tours Holding Co. Ltd. Class A	59,300	78,462
China Design Group Co. Ltd. Class A (b)	30,320	37,750
China Dili Group (b) (c) (e)	1,900,000	80,308
China Dongxiang Group Co. Ltd.	1,638,000	66,087
China East Education Holdings Ltd. (c) (d)	342,500	99,143
China Everbright Ltd.	418,902	211,935
China Express Airlines Co. Ltd. Class A (b)	83,900	72,858
China Foods Ltd.	596,000	217,563
China Forestry Holdings Co. Ltd. (b) (e)	1,642,000	—
Security Description	Shares	Value
China Fortune Land Development Co. Ltd. Class A (b)	371,600	$53,952
China Harzone Industry Corp. Ltd. Class A	43,800	38,816
China High Speed Railway Technology Co. Ltd. Class A (b)	338,100	89,378
China Isotope & Radiation Corp.	25,203	32,539
China Kepei Education Group Ltd.	344,000	66,972
China Lesso Group Holdings Ltd.	777,000	310,505
China Lilang Ltd.	169,000	100,005
China Meidong Auto Holdings Ltd. (c)	486,000	130,722
China Modern Dairy Holdings Ltd. (c)	1,050,791	94,212
China New Higher Education Group Ltd. (d)	372,093	96,271
China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (b)	71,200	49,542
China Nonferrous Mining Corp. Ltd. (c)	835,746	728,979
China Overseas Grand Oceans Group Ltd. (c)	1,189,000	298,491
China Railway Tielong Container Logistics Co. Ltd. Class A (b)	172,700	141,219
China Reform Health Management & Services Group Co. Ltd. Class A (b)	74,200	67,789
China Renaissance Holdings Ltd. (b) (c) (d) (e)	177,940	41,423
China Resources Medical Holdings Co. Ltd. (c)	601,500	271,959
China Risun Group Ltd. (c)	992,000	378,636
China Sanjiang Fine Chemicals Co. Ltd. (b)	179,097	33,492
China Shineway Pharmaceutical Group Ltd. (c)	196,138	193,189
China Sports Industry Group Co. Ltd. Class A (b)	98,600	103,856
China Testing & Certification International Group Co. Ltd. Class A	52,322	41,853
China Tianying, Inc. Class A (b)	215,600	133,775
China Travel International Investment Hong Kong Ltd. (c)	1,210,000	179,778
China Tungsten & Hightech Materials Co. Ltd. Class A	103,600	129,698
China Wafer Level CSP Co. Ltd. Class A	40,400	112,775
China Water Affairs Group Ltd. (c)	669,357	430,383
China West Construction Group Co. Ltd. Class A (b)	52,200	37,179

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
China XLX Fertiliser Ltd.	481,118	$239,715
China Yongda Automobiles Services Holdings Ltd. (c)	844,000	185,936
China Youran Dairy Group Ltd. (b) (c) (d)	672,000	102,426
China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	51,500	53,751
Chinasoft International Ltd. (c)	1,818,000	957,038
Chlitina Holding Ltd.	47,569	235,341
Chongqing Baiya Sanitary Products Co. Ltd. Class A	41,500	134,717
Chongqing Chuanyi Automation Co. Ltd. Class A (b)	25,400	81,792
Chongqing Department Store Co. Ltd. Class A	19,600	60,028
Chongqing Gas Group Corp. Ltd. Class A	165,500	122,864
Chongqing Hongjiu Fruit Co. Ltd. Class H (b)	248,300	55,338
Chongqing Road & Bridge Co. Ltd. Class A	123,100	72,503
Chongqing Sanfeng Environment Group Corp. Ltd. Class A	50,600	58,842
Chongqing Shunbo Aluminum Co. Ltd. Class A	91,390	73,229
Chongqing Wangbian Electric Group Corp. Ltd. Class A (b)	20,200	40,949
Chongqing Zongshen Power Machinery Co. Ltd. Class A	36,500	53,194
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	68,220	53,635
Chutian Dragon Co. Ltd. Class A (b)	22,300	37,570
CIG Shanghai Co. Ltd. Class A (b)	16,100	71,185
Cinda Real Estate Co. Ltd. Class A (b)	198,100	82,758
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	11,014	94,393
CITIC Niya Wine Co. Ltd. Class A (b)	111,500	71,016
CITIC Resources Holdings Ltd.	1,140,000	65,707
CITIC Telecom International Holdings Ltd. (c)	1,423,287	477,625
City Development Environment Co. Ltd. Class A	14,000	23,337
Client Service International, Inc. Class A	32,950	44,545
Cloud Music, Inc. (b) (c) (d)	40,900	526,481
ClouDr Group Ltd. (b) (c)	182,100	43,616
CMGE Technology Group Ltd. (b) (c)	139,338	16,241
CMST Development Co. Ltd. Class A	120,100	79,125
CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	100,500	94,431
Security Description	Shares	Value
COFCO Joycome Foods Ltd. (b) (c)	2,286,236	$486,097
Cofoe Medical Technology Co. Ltd. Class A	10,900	50,612
COL Group Co. Ltd. Class A (b)	42,000	124,144
Colorlight Cloud Tech Ltd. Class A	3,920	23,507
Consun Pharmaceutical Group Ltd.	195,000	138,868
Contec Medical Systems Co. Ltd. Class A	25,400	45,471
COSCO SHIPPING International Hong Kong Co. Ltd.	480,000	234,239
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (b)	146,900	123,140
COSCO SHIPPING Technology Co. Ltd. Class A	19,900	40,722
CPMC Holdings Ltd. (c)	561,000	497,955
CPT Technology Group Co. Ltd. Class A (b)	234,000	64,743
CQ Pharmaceutical Holding Co. Ltd. Class A	66,300	44,225
Crystal Clear Electronic Material Co. Ltd. Class A	52,910	52,179
CSSC Hong Kong Shipping Co. Ltd.	1,096,321	221,865
CTS International Logistics Corp. Ltd. Class A	38,500	30,427
Cybrid Technologies, Inc. Class A	37,000	55,950
Daan Gene Co. Ltd. Class A	100,600	68,896
Dada Nexus Ltd. ADR (b) (c)	58,876	74,184
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	103,700	60,650
Dalipal Holdings Ltd. (c)	316,000	184,159
Datang Telecom Technology Co. Ltd. Class A (b)	159,300	112,370
Dazhong Transportation Group Co. Ltd. Class B	532,035	78,209
DBAPP Security Ltd. Class A (b)	6,116	33,517
DBG Technology Co. Ltd. Class A	44,700	132,248
DeHua TB New Decoration Materials Co. Ltd. Class A	45,700	64,912
Delixi New Energy Technology Co. Ltd. Class A (b)	19,500	30,529
Dezhan Healthcare Co. Ltd. Class A (b)	203,500	57,977
Dian Diagnostics Group Co. Ltd. Class A	49,000	80,539
Digital China Information Service Group Co. Ltd. Class A	45,300	57,828
DingDong Cayman Ltd. ADR (b) (c)	43,410	86,386
Dizal Jiangsu Pharmaceutical Co. Ltd. Class A (b)	24,562	123,940
Dongfang Electronics Co. Ltd. Class A	66,000	99,802

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
DongFeng Automobile Co. Ltd. Class A	156,100	$136,625
Dongguan Aohai Technology Co. Ltd. Class A	17,400	88,658
Dongguan Development Holdings Co. Ltd. Class A	62,600	77,255
Dongguan Yutong Optical Technology Co. Ltd. Class A (b)	42,400	78,402
Donghua Testing Technology Co. Ltd. Class A (b)	7,600	32,343
Dongjiang Environmental Co. Ltd. Class A (b)	90,100	43,811
Dongrui Food Group Co. Ltd. Class A (b)	30,300	76,945
Dosilicon Co. Ltd. Class A (b)	27,732	72,437
Double Medical Technology, Inc. Class A	18,400	65,098
DouYu International Holdings Ltd. ADR (b) (c)	3,011	33,091
DR Corp. Ltd. Class A	20,103	51,215
Dynagreen Environmental Protection Group Co. Ltd. Class H	283,058	110,941
Eastern Communications Co. Ltd. Class A	54,000	72,707
Eastern Communications Co. Ltd. Class B	105,900	33,147
E-Commodities Holdings Ltd.	798,000	150,250
Edan Instruments, Inc. Class A	52,400	61,653
Edvantage Group Holdings Ltd.	109,143	31,594
EEKA Fashion Holdings Ltd. (c)	190,604	264,640
EGing Photovoltaic Technology Co. Ltd. Class A (b)	95,700	33,032
EHang Holdings Ltd. ADR (b) (c)	26,635	361,703
Emeren Group Ltd. ADR (b) (c)	13,554	20,331
Era Co. Ltd. Class A	69,500	37,411
Espressif Systems Shanghai Co. Ltd. Class A	7,831	105,846
EVA Precision Industrial Holdings Ltd.	787,189	72,595
Everest Medicines Ltd. (b) (c) (d)	131,500	329,786
Fangda Special Steel Technology Co. Ltd. Class A	160,200	82,066
Fanhua, Inc. ADR (b) (c)	31,981	63,642
Fanli Digital Technology Co. Ltd. Class A (b)	78,700	52,389
Far East Smarter Energy Co. Ltd. Class A (b)	199,300	95,271
FAWER Automotive Parts Co. Ltd. Class A	122,900	82,653
FESCO Group Co. Ltd. Class A (b)	39,000	87,179
FIH Mobile Ltd. (b) (c)	1,993,198	224,661
FinVolution Group ADR	93,859	447,707
First Tractor Co. Ltd. Class A	32,600	70,595
First Tractor Co. Ltd. Class H (c)	324,000	306,678
Security Description	Shares	Value
Flowing Cloud Technology Ltd. (b) (c)	820,000	$53,565
Focus Lightings Tech Co. Ltd. Class A	40,800	50,296
Focus Technology Co. Ltd. Class A	22,300	82,348
Focused Photonics Hangzhou, Inc. Class A (b)	40,400	55,834
Focuslight Technologies, Inc. Class A	6,785	51,114
Foran Energy Group Co. Ltd. Class A	20,148	25,223
Foshan Blue Rocket Electronics Co. Ltd. Class A (b)	7,500	31,219
Foshan Yowant Technology Co. Ltd. Class A (b)	82,000	48,296
Fosun Tourism Group (b) (d)	137,793	63,889
Fu Shou Yuan International Group Ltd.	978,000	611,297
Fufeng Group Ltd. (c)	967,000	657,680
Fujian Apex Software Co. Ltd. Class A	16,800	73,796
Fujian Boss Software Development Co. Ltd. Class A	60,892	105,923
Fujian Foxit Software Development JSC Ltd. Class A	7,906	49,607
Fujian Snowman Co. Ltd. Class A (b)	57,600	39,526
Fujian Star-net Communication Co. Ltd. Class A	29,800	53,920
Fulin Precision Co. Ltd. Class A (b)	106,900	94,295
Funshine Culture Group Co. Ltd. Class A	20,720	59,712
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (b)	843,000	136,250
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	26,100	136,777
Gaotu Techedu, Inc. ADR (b) (c)	94,278	461,962
GemPharmatech Co. Ltd. Class A	50,351	70,483
Genertec Universal Medical Group Co. Ltd. (d)	793,636	432,020
Genimous Technology Co. Ltd. Class A (b)	91,360	75,958
GEPIC Energy Development Co. Ltd. Class A	76,100	64,313
Getein Biotech, Inc. Class A	46,250	49,159
Giantec Semiconductor Corp. Class A	12,499	104,141
Global New Material International Holdings Ltd. (b) (c)	232,000	116,782
Globe Jiangsu Co. Ltd. Class A (b)	43,700	81,524

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Golden Solar New Energy Technology Holdings Ltd. (b) (c)	368,000	$172,985
Goldenmax International Group Ltd. Class A	36,100	31,398
Great Chinasoft Technology Co. Ltd. Class A (b)	82,000	48,183
Great Microwave Technology Co. Ltd. Class A	16,605	59,362
Greatoo Intelligent Equipment, Inc. Class A (b)	187,900	58,422
Greatview Aseptic Packaging Co. Ltd. (b)	384,725	117,772
Gree Real Estate Co. Ltd. Class A (b)	109,300	63,626
Greentown Management Holdings Co. Ltd. (d)	464,904	322,743
Greentown Service Group Co. Ltd.	1,124,000	485,165
Guangdong Advertising Group Co. Ltd. Class A	120,300	79,916
Guangdong Aofei Data Technology Co. Ltd. Class A (b)	72,667	100,727
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	120,700	84,315
Guangdong Chj Industry Co. Ltd. Class A	109,400	70,727
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (b)	65,600	55,080
Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (b)	102,700	73,851
Guangdong Dongpeng Holdings Co. Ltd. Class A	71,800	60,089
Guangdong Golden Dragon Development, Inc. Class A (b)	41,300	42,427
Guangdong Great River Smarter Logistics Co. Ltd. Class A (b)	48,800	82,884
Guangdong Guanghua Sci-Tech Co. Ltd. Class A (b)	18,300	22,509
Guangdong Guangzhou Daily Media Co. Ltd. Class A	122,800	54,328
Guangdong Highsun Group Co. Ltd. Class A (b)	201,000	19,822
Guangdong Hongtu Technology Holdings Co. Ltd. Class A (b)	46,900	67,644
Guangdong Huate Gas Co. Ltd. Class A	12,101	85,542
Guangdong Hybribio Biotech Co. Ltd. Class A	25,275	15,925
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A (b)	56,060	74,866
Guangdong Marubi Biotechnology Co. Ltd. Class A	21,200	79,941
Security Description	Shares	Value
Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	330,500	$73,335
Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (b)	104,900	81,180
Guangdong Shenling Environmental Systems Co. Ltd. Class A	20,600	54,852
Guangdong Shirongzhaoye Co. Ltd. Class A	118,600	100,067
Guangdong Shunkong Development Co. Ltd. Class A	26,200	44,965
Guangdong Sirio Pharma Co. Ltd. Class A	28,080	96,922
Guangdong South New Media Co. Ltd. Class A	17,600	80,468
Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	37,549	64,443
Guangdong Tapai Group Co. Ltd. Class A	70,800	70,889
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	58,500	112,740
Guangdong Zhongnan Iron & Steel Co. Ltd. Class A (b)	125,200	28,981
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	42,400	66,380
Guanghui Logistics Co. Ltd. Class A (b)	85,300	58,885
Guangxi Liugong Machinery Co. Ltd. Class A	95,920	147,016
Guangxi Radio & Television Information Network Corp. Ltd. Class A (b)	208,100	57,577
Guangzhou Haoyang Electronic Co. Ltd. Class A	10,050	63,872
Guangzhou KDT Machinery Co. Ltd. Class A	22,860	57,112
Guangzhou Lingnan Group Holdings Co. Ltd. Class A (b)	63,000	69,551
Guangzhou Sanfu New Materials Technology Co. Ltd. Class A (b)	8,944	49,003
Guangzhou Sie Consulting Co. Ltd. Class A	21,480	40,954
Guangzhou Wondfo Biotech Co. Ltd. Class A	33,300	111,291
Guangzhou Zhiguang Electric Co. Ltd. Class A	39,400	23,799
Guilin Layn Natural Ingredients Corp. Class A	77,700	72,795
Guilin Sanjin Pharmaceutical Co. Ltd. Class A	43,900	74,621
Guizhou Aviation Technical Development Co. Ltd. Class A	14,587	69,530

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Guizhou Broadcasting & TV Information Network Co. Ltd. Class A (b)	91,700	$96,462
Guizhou Chanhen Chemical Corp. Class A	45,200	113,358
Guizhou Panjiang Refined Coal Co. Ltd. Class A	179,900	148,092
Guizhou Qianyuan Power Co. Ltd. Class A	33,800	81,481
Guizhou Zhenhua E-chem, Inc. Class A (b)	44,057	58,776
Guizhou Zhongyida Co. Ltd. Class A (b)	87,300	47,591
Guizhou Zhongyida Co. Ltd. Class B (b)	104,600	10,042
Guoguang Electric Co. Ltd. Class A (b)	25,300	47,233
Guomai Technologies, Inc. Class A	21,400	17,792
Haichang Ocean Park Holdings Ltd. (b) (c) (d)	2,223,000	199,311
Haima Automobile Co. Ltd. Class A (b)	176,700	74,060
Hainan Haiqi Transportation Group Co. Ltd. Class A (b)	30,200	67,218
Hainan Jinpan Smart Technology Co. Ltd. Class A	26,833	191,668
Hainan Mining Co. Ltd. Class A	123,800	107,507
Hainan Poly Pharm Co. Ltd. Class A	22,200	37,553
Hainan Strait Shipping Co. Ltd. Class A	153,500	108,489
Haitong UniTrust International Leasing Co. Ltd. Class H (c) (d)	616,000	56,019
Halo Microelectronics Co. Ltd. Class A (b)	44,589	67,364
Hand Enterprise Solutions Co. Ltd. Class A	96,500	81,156
Hangxiao Steel Structure Co. Ltd. Class A	224,800	71,743
Hangzhou Bio-Sincerity Pharma-Tech Co. Ltd. Class A	12,600	100,236
Hangzhou Dptech Technologies Co. Ltd. Class A	45,950	74,581
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	26,100	57,735
Hangzhou Greenda Electronic Materials Co. Ltd. Class A	23,000	64,046
Hangzhou Haoyue Personal Care Co. Ltd. Class A	11,100	59,963
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A (b)	9,155	135,177
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (b) (c) (d)	88,200	135,338
Security Description	Shares	Value
Hangzhou Shunwang Technology Co. Ltd. Class A	56,200	$78,825
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	294,543	261,065
Hangzhou Sunrise Technology Co. Ltd. Class A	41,200	95,934
Hangzhou Weiguang Electronic Co. Ltd. Class A	37,000	96,087
Harbin Electric Co. Ltd. Class H (c)	370,000	115,160
Harbin Gloria Pharmaceuticals Co. Ltd. Class A (b)	318,000	74,046
Harbin Hatou Investment Co. Ltd. Class A (b)	130,700	85,035
HBIS Resources Co. Ltd. Class A	40,000	94,345
HBM Holdings Ltd. (b) (d)	256,842	45,398
Health & Happiness H&H International Holdings Ltd.	185,000	211,838
Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A (b)	47,000	64,505
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	93,628	119,266
Hefei Urban Construction Development Co. Ltd. Class A	33,200	19,599
HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A (b)	67,400	97,211
Helens International Holdings Co. Ltd. (c)	296,000	84,925
Hello Group, Inc. ADR	89,577	548,211
Henan Liliang Diamond Co. Ltd. Class A (b)	24,500	92,989
Henan Lingrui Pharmaceutical Co. Class A	37,500	124,352
Henan Mingtai Al Industrial Co. Ltd. Class A	71,300	112,895
Henan Yicheng New Energy Co. Ltd. Class A (b)	201,400	79,447
Henan Yuguang Gold & Lead Co. Ltd. Class A (b)	65,600	57,865
Henan Zhongfu Industry Co. Ltd. Class A (b)	331,400	113,026
Hengdian Group Tospo Lighting Co. Ltd. Class A	59,800	94,031
Hengtong Logistics Co. Ltd. Class A	90,100	80,464
Hesai Group ADR (b) (c)	29,650	124,234
Hexing Electrical Co. Ltd. Class A	30,400	194,995
Hichain Logistics Co. Ltd. Class A (b)	31,900	63,705
Hiecise Precision Equipment Co. Ltd. Class A	23,100	64,103
Hiroca Holdings Ltd.	21,000	20,876
HitGen, Inc. Class A	45,540	70,797

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
HMT Xiamen New Technical Materials Co. Ltd. Class A	30,100	$74,499
Holly Futures Co. Ltd. Class A (b)	9,800	9,544
Hollysys Automation Technologies Ltd. (b) (c)	37,900	820,156
Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou (b)	212,300	75,314
Hua Medicine (b) (d)	155,398	30,652
Huabao Flavours & Fragrances Co. Ltd. Class A	38,700	80,783
Huangshan Tourism Development Co. Ltd. Class B	249,461	176,119
Huapont Life Sciences Co. Ltd. Class A	19,300	10,045
Huatu Cendes Co. Ltd. Class A (b)	10,300	132,897
Huayi Brothers Media Corp. Class A (b)	294,700	67,006
Huazhong In-Vehicle Holdings Co. Ltd. (c)	475,687	137,697
Hubei Broadcasting & Television Information Network Co. Ltd. Class A (b)	159,500	77,775
Hubei Century Network Technology Co. Ltd. Class A	24,900	34,276
Hubei Yihua Chemical Industry Co. Ltd. Class A	80,400	131,268
HuiZhou Intelligence Technology Group Co. Ltd. Class A (b)	87,900	25,163
Hunan Aihua Group Co. Ltd. Class A	22,100	42,560
Hunan Corun New Energy Co. Ltd. Class A (b)	179,600	92,742
Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (b)	152,900	43,561
Hunan Friendship & Apollo Commercial Co. Ltd. Class A	206,700	61,153
Hunan Jiudian Pharmaceutical Co. Ltd. Class A	10,780	39,483
Hunan New Wellful Co. Ltd. Class A (b)	91,200	88,316
Hunan Silver Co. Ltd. Class A (b)	231,700	98,699
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	110,700	76,571
Hunan Zhongke Electric Co. Ltd. Class A	77,800	90,685
HUYA, Inc. ADR	65,554	258,938
Hwa Create Co. Ltd. Class A (b)	41,400	100,086
Hybio Pharmaceutical Co. Ltd. Class A (b)	57,000	84,709
Hymson Laser Technology Group Co. Ltd. Class A	18,833	84,842
Hytera Communications Corp. Ltd. Class A (b)	74,700	41,643
Security Description	Shares	Value
HyUnion Holding Co. Ltd. Class A (b)	41,300	$29,246
IAT Automobile Technology Co. Ltd. Class A (b)	32,600	43,268
iDreamSky Technology Holdings Ltd. (b) (c) (d)	754,880	287,163
Infotmic Co. Ltd. Class A (b)	92,500	55,367
Inkeverse Group Ltd.	692,494	63,862
Inmyshow Digital Technology Group Co. Ltd. Class A	147,200	73,390
Inner Mongolia Furui Medical Science Co. Ltd. Class A (b)	17,300	119,285
Inner Mongolia OJing Science & Technology Co. Ltd. Class A	9,300	35,412
Inner Mongolia Xinhua Distribution Group Co. Ltd. Class A	14,800	23,393
Inner Mongolia Yitai Coal Co. Ltd. Class B	690,084	1,239,391
InnoCare Pharma Ltd. (b) (c) (d)	470,000	290,161
Innuovo Technology Co. Ltd. Class A	53,800	40,824
Insigma Technology Co. Ltd. Class A	63,400	40,207
Intron Technology Holdings Ltd.	420,172	76,420
IReader Technology Co. Ltd. Class A	32,000	81,832
Jacobio Pharmaceuticals Group Co. Ltd. (b) (d)	228,190	45,595
Jade Bird Fire Co. Ltd. Class A	63,700	110,284
Jangho Group Co. Ltd. Class A	103,100	68,914
JF Wealth Holdings Ltd. (c)	56,500	66,071
Jiajiayue Group Co. Ltd. Class A	39,600	43,989
Jiangling Motors Corp. Ltd. Class A	19,400	57,688
Jiangshan Oupai Door Industry Co. Ltd. Class A	19,500	51,121
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	9,100	34,962
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	135,500	98,180
Jiangsu Azure Corp. Class A	105,400	111,884
Jiangsu Boamax Technologies Group Co. Ltd. Class A (b)	51,900	29,359
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	25,700	79,450
Jiangsu Cnano Technology Co. Ltd. Class A	25,957	82,057
Jiangsu Dagang Co. Ltd. Class A (b)	45,500	74,287
Jiangsu Gian Technology Co. Ltd. Class A	10,900	37,742
Jiangsu Guomao Reducer Co. Ltd. Class A	53,200	74,981
Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A (b)	18,600	102,492

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	59,000	$58,427
Jiangsu High Hope International Group Corp. Class A	248,600	57,546
Jiangsu Hongdou Industrial Co. Ltd. Class A	275,900	82,005
Jiangsu Hongtian Technology Co. Ltd. Class A	25,100	68,759
Jiangsu Huachang Chemical Co. Ltd. Class A	40,300	40,958
Jiangsu Huahong Technology Stock Co. Ltd. Class A (b)	58,200	50,700
Jiangsu Huaxicun Co. Ltd. Class A	77,400	60,641
Jiangsu Jiangnan Water Co. Ltd. Class A	124,300	82,914
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	142,300	73,481
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	60,200	142,649
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	41,100	88,383
Jiangsu Leili Motor Co. Ltd. Class A	26,600	92,980
Jiangsu Lopal Tech Co. Ltd. Class A (b)	66,700	71,169
Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	46,400	95,141
Jiangsu Shagang Co. Ltd. Class A	107,000	55,252
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	96,100	65,288
Jiangsu Sidike New Material Science & Technology Co. Ltd. Class A	21,820	33,473
Jiangsu ToLand Alloy Co. Ltd. Class A	27,300	98,867
Jiangsu Tongling Electric Co. Ltd. Class A	10,600	40,333
Jiangsu Transimage Technology Co. Ltd. Class A	32,600	57,468
Jiangsu Yahong Meditech Co. Ltd. Class A (b)	81,349	56,938
Jiangsu Zeyu Intelligent Electric Power Co. Ltd. Class A	9,660	25,748
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	153,660	84,608
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b)	244,900	18,785
Jiangsu Zongyi Co. Ltd. Class A (b)	172,300	54,044
Jiangxi Black Cat Carbon Black Co. Ltd. Class A (b)	70,600	68,658
Jiangxi Ganneng Co. Ltd. Class A	21,800	28,874
Security Description	Shares	Value
Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	79,300	$70,493
Jiangxi Hungpai New Material Co. Ltd. Class A (b)	77,300	61,515
Jiangxi Jovo Energy Co. Ltd. Class A	42,700	169,610
Jiangxi Wannianqing Cement Co. Ltd. Class A	178,300	110,875
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A (b)	32,300	52,647
Jiangyin Jianghua Microelectronics Materials Co. Ltd. Class A	46,500	85,283
Jiangyin Zhongnan Heavy Industries Co. Ltd. Class A (b)	282,900	63,936
Jiangzhong Pharmaceutical Co. Ltd. Class A	34,900	110,472
Jianmin Pharmaceutical Group Co. Ltd. Class A	12,600	87,154
Jianshe Industry Group Yunnan Co. Ltd. Class A (b)	64,300	76,006
Jiayou International Logistics Co. Ltd. Class A	62,300	150,953
Jilin Chemical Fibre Class A (b)	122,500	53,021
Jilin Electric Power Co. Ltd. Class A	230,000	167,912
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (b)	544,400	77,549
Jilin Yatai Group Co. Ltd. Class A (b)	667,900	77,760
Jinan Acetate Chemical Co. Ltd. (c)	29,230	802,797
Jinghua Pharmaceutical Group Co. Ltd. Class A	40,300	36,211
Jinhong Gas Co. Ltd. Class A	39,450	94,669
Jinhui Liquor Co. Ltd. Class A	39,000	97,061
Jinke Smart Services Group Co. Ltd. Class H (b)	152,000	143,874
JinkoSolar Holding Co. Ltd. ADR (c)	27,602	571,913
Jinlei Technology Co. Ltd. Class A	31,300	65,722
Jinlongyu Group Co. Ltd. Class A	21,400	44,788
Jinneng Holding Shanxi Electric Power Co. Ltd. Class A (b)	184,000	58,722
Jinneng Science&Technology Co. Ltd. Class A	33,700	25,249
Jinxin Fertility Group Ltd. (c) (d)	1,543,000	549,420
Jinyu Bio-Technology Co. Ltd. Class A (b)	107,600	106,261
Jishi Media Co. Ltd. Class A (b)	455,500	56,775
JNBY Design Ltd.	91,770	178,899
Joeone Co. Ltd. Class A	58,200	67,122
Jointo Energy Investment Co. Ltd. Hebei Class A	104,700	90,347

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Jolywood Suzhou Sunwatt Co. Ltd. Class A	82,100	$64,885
Joyoung Co. Ltd. Class A	37,400	53,686
JS Corrugating Machinery Co. Ltd. Class A	47,000	72,938
JSTI Group Class A	40,400	44,712
Juneyao Grand Healthy Drinks Co. Ltd. Class A	102,060	76,606
Jushri Technologies, Inc. Class A (b)	34,423	84,444
JW Cayman Therapeutics Co. Ltd. (b) (c) (d)	31,850	7,996
Jwipc Technology Co. Ltd. Class A	11,000	41,599
Kaishan Group Co. Ltd. Class A	94,100	130,178
Kama Co. Ltd. Class B (b)	252,300	7,569
Kandi Technologies Group, Inc. (b) (c)	44,226	96,855
Kangji Medical Holdings Ltd. (c)	262,069	187,302
KBC Corp. Ltd. Class A	12,981	50,318
KEDE Numerical Control Co. Ltd. Class A	10,175	89,836
Keeson Technology Corp. Ltd. Class A	15,224	20,602
Keli Sensing Technology Ningbo Co. Ltd. Class A	25,000	79,922
Keshun Waterproof Technologies Co. Ltd. Class A (b)	66,500	39,167
Keymed Biosciences, Inc. (b) (c) (d)	122,500	529,546
Kidswant Children Products Co. Ltd. Class A	89,400	61,960
Kinetic Development Group Ltd.	1,204,000	174,260
Kingsoft Cloud Holdings Ltd. (b) (c)	1,179,895	207,042
Kintor Pharmaceutical Ltd. (b) (c) (d)	121,000	16,118
KPC Pharmaceuticals, Inc. Class A	37,200	90,849
Kuaijishan Shaoxing Wine Co. Ltd. Class A	24,100	33,802
Kuangda Technology Group Co. Ltd. Class A	174,600	87,051
Kunshan Huguang Auto Harness Co. Ltd. Class A	29,600	112,913
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A (b)	29,500	84,611
Kunwu Jiuding Investment Holdings Co. Ltd. Class A (b)	29,700	56,423
Kyland Technology Co. Ltd. Class A (b)	34,200	34,243
Laekna, Inc. (b)	68,000	45,377
Lancy Co. Ltd. Class A	36,300	68,713
Lanzhou LS Heavy Equipment Co. Ltd. Class A (b)	122,100	75,258
Lecron Industrial Development Group Co. Ltd. Class A (b)	92,600	60,373
Security Description	Shares	Value
Lee & Man Paper Manufacturing Ltd. (c)	1,628,000	$481,682
Lemtech Holdings Co. Ltd.	6,336	24,120
Lepu Biopharma Co. Ltd. Class H (b) (d)	282,000	127,863
LEPU ScienTech Medical Technology Shanghai Co. Ltd. Class H	45,000	110,549
LexinFintech Holdings Ltd. ADR	49,941	82,403
LianChuang Electronic Technology Co. Ltd. Class A	100,900	93,287
Lianhe Chemical Technology Co. Ltd. Class A	113,300	74,490
Liaoning Chengda Biotechnology Co. Ltd. Class A	43,465	144,311
Lifetech Scientific Corp. (b) (c)	2,634,000	468,947
Ligao Foods Co. Ltd. Class A	10,200	39,244
Lihuayi Weiyuan Chemical Co. Ltd. Class A	64,000	126,320
Linewell Software Co. Ltd. Class A (b)	65,500	69,081
LingNan Eco&Culture-Tourism Co. Ltd. Class A (b)	239,100	29,475
Linklogis, Inc. Class B (b) (c) (d)	410,000	113,956
Linktel Technologies Co. Ltd. Class A	6,300	54,148
Loncin Motor Co. Ltd. Class A	208,700	193,811
Longhua Technology Group Luoyang Co. Ltd. Class A	48,500	37,201
Lonking Holdings Ltd.	1,621,000	303,130
Lu Thai Textile Co. Ltd. Class B	79,135	44,294
Lucky Harvest Co. Ltd. Class A	16,700	69,926
Luolai Lifestyle Technology Co. Ltd. Class A	46,400	51,352
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	29,400	60,484
Lushang Freda Pharmaceutical Co. Ltd. Class A (b)	67,800	65,656
Luye Pharma Group Ltd. (b) (c) (d)	1,477,221	510,861
LVGEM China Real Estate Investment Co. Ltd. (b) (c)	1,168,000	94,249
Mabwell Shanghai Bioscience Co. Ltd. Class A (b)	32,433	128,562
Maccura Biotechnology Co. Ltd. Class A (b)	30,900	48,165
Macmic Science & Technology Co. Ltd. Class A	21,562	47,431
Malion New Materials Co. Ltd. Class A	72,700	62,634
Maoyan Entertainment (b) (c) (d)	281,596	290,346
Maoye Commercial Co. Ltd. Class A	134,400	43,629
Marssenger Kitchenware Co. Ltd. Class A	36,400	63,917
Maxvision Technology Corp. Class A	22,700	62,589

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,200	$59,179
MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A (b)	46,000	45,302
Medlive Technology Co. Ltd. (c) (d)	110,500	105,583
Mega-info Media Co. Ltd. Class A	37,300	60,235
Meitu, Inc. (c) (d)	1,628,598	550,695
Merit Interactive Co. Ltd. Class A	24,400	33,053
Microport Cardioflow Medtech Corp. (b) (c) (d)	436,000	46,351
MicroPort NeuroTech Ltd. (c)	47,000	37,564
Micro-Tech Nanjing Co. Ltd. Class A	12,738	107,406
Midea Real Estate Holding Ltd. (d)	297,200	253,142
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	12,270	89,947
Ming Yuan Cloud Group Holdings Ltd. (c)	802,000	208,528
Mingchen Health Co. Ltd. Class A	28,500	45,321
Mingyue Optical Lens Co. Ltd. Class A	12,100	37,025
Minmetals Development Co. Ltd. Class A (b)	105,500	95,372
MLS Co. Ltd. Class A	107,800	119,009
Mobvista, Inc. (b) (c) (d)	273,399	88,245
Monalisa Group Co. Ltd. Class A (b)	22,800	28,294
Montnets Cloud Technology Group Co. Ltd. Class A	47,800	46,027
Moon Environment Technology Co. Ltd. Class A	34,800	45,997
Morimatsu International Holdings Co. Ltd. (b)	334,000	222,456
Mubang High-Tech Co. Ltd. Class A (b)	36,200	77,400
NanJi E-Commerce Co. Ltd. Class A	157,500	56,089
Nanjing Cosmos Chemical Co. Ltd. Class A	23,800	104,349
Nanjing Gaoke Co. Ltd. Class A	36,700	30,513
Nanjing Hanrui Cobalt Co. Ltd. Class A	35,100	127,163
Nanjing Vazyme Biotech Co. Ltd. Class A (b)	26,390	72,329
Nantong Jiangshan Agrochemical & Chemical LLC Class A (b)	41,995	81,162
Nanya New Material Technology Co. Ltd. Class A (b)	29,098	101,911
Nayuki Holdings Ltd. (b) (c)	409,500	108,048
Security Description	Shares	Value
NetDragon Websoft Holdings Ltd.	199,000	$300,766
Neusoft Corp. Class A (b)	132,800	150,429
New Guomai Digital Culture Co. Ltd. Class A (b)	56,300	79,813
New Hope Dairy Co. Ltd. Class A (b)	43,000	51,594
New Horizon Health Ltd. (b) (c) (d)	171,500	310,604
New Journey Health Technology Group Co. Ltd. Class A (b)	251,900	64,175
Newborn Town, Inc. (b)	127,315	73,055
Ningbo Boway Alloy Material Co. Ltd. Class A	58,100	121,280
Ningbo Dechang Electrical Machinery Made Co. Ltd. Class A	35,400	90,235
Ningbo Huaxiang Electronic Co. Ltd. Class A	39,200	69,478
Ningbo Peacebird Fashion Co. Ltd. Class A	19,400	36,484
Ningbo Sunrise Elc Technology Co. Ltd. Class A	15,700	50,127
Ningbo Yongxin Optics Co. Ltd. Class A	10,100	83,682
Ningbo Yunsheng Co. Ltd. Class A	144,400	103,244
Ningxia Building Materials Group Co. Ltd. Class A	21,900	35,246
Ningxia Western Venture Industrial Co. Ltd. Class A (b)	175,700	90,487
Niu Technologies ADR (b) (c)	13,744	23,915
Noah Holdings Ltd. ADR (b)	39,652	382,642
North China Pharmaceutical Co. Ltd. Class A (b)	179,500	101,295
North Copper Co. Ltd. Class A	75,500	95,967
North Huajin Chemical Industries Co. Ltd. Class A	76,500	43,904
Northking Information Technology Co. Ltd. Class A	60,771	87,650
Novogene Co. Ltd. Class A	38,063	56,931
Novoray Corp. Class A	16,542	108,983
NSFOCUS Technologies Group Co. Ltd. Class A	46,200	32,336
Nuode New Materials Co. Ltd. Class A	205,800	85,975
NYOCOR Co. Ltd. Class A	159,700	112,433
Obio Technology Shanghai Corp. Ltd. Class A (b)	87,525	55,506
Ocean's King Lighting Science & Technology Co. Ltd. Class A	46,100	28,099
Ocumension Therapeutics (b) (c) (d)	122,564	107,534
Olympic Circuit Technology Co. Ltd. Class A	25,670	69,406
Opple Lighting Co. Ltd. Class A	15,700	37,289
ORG Technology Co. Ltd. Class A	111,500	63,532

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Orient Group, Inc. Class A (b)	239,300	$21,633
Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	46,800	170,896
PCI Technology Group Co. Ltd. Class A	132,900	67,534
Peijia Medical Ltd. (b) (c) (d)	417,000	121,777
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (b)	593,600	35,774
Pengxin International Mining Co. Ltd. Class A (b)	256,800	91,452
PharmaBlock Sciences Nanjing, Inc. Class A	18,400	67,467
PhiChem Corp. Class A (b)	25,100	42,287
PNC Process Systems Co. Ltd. Class A (b)	34,500	108,733
POCO Holding Co. Ltd. Class A	14,504	87,213
Poly Property Group Co. Ltd. (b) (c)	2,116,000	401,117
Pony Testing International Group Co. Ltd. Class A	19,830	20,099
Powerlong Commercial Management Holdings Ltd. (c)	36,500	12,482
Powerwin Tech Group Ltd. (b) (c)	188,000	68,868
Primarius Technologies Co. Ltd. Class A	31,357	63,780
Pulike Biological Engineering, Inc. Class A	40,200	74,774
Puya Semiconductor Shanghai Co. Ltd. Class A (b)	7,930	105,544
Puyang Huicheng Electronic Material Co. Ltd. Class A	33,100	62,565
Q Technology Group Co. Ltd. (b) (c)	191,137	100,864
Qiming Information Technology Co. Ltd. Class A	24,800	44,771
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	71,800	72,382
Qingdao Baheal Pharmaceutical Co. Ltd. Class A	30,700	98,943
Qingdao Citymedia Co. Ltd. Class A (b)	66,300	62,569
Qingdao East Steel Tower Stock Co. Ltd. Class A (b)	51,600	48,131
Qingdao Eastsoft Communication Technology Co. Ltd. Class A	20,700	32,833
Qingdao Gon Technology Co. Ltd. Class A	16,000	40,982
Qingdao Haier Biomedical Co. Ltd. Class A	24,005	122,313
Qingdao NovelBeam Technology Co. Ltd. Class A	11,524	61,922
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	10,478	107,222
Security Description	Shares	Value
Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	24,600	$34,470
QuantumCTek Co. Ltd. Class A (b)	5,756	119,049
Qudian, Inc. ADR (b) (c)	122,260	242,075
Quechen Silicon Chemical Co. Ltd. Class A	58,500	123,877
Quectel Wireless Solutions Co. Ltd. Class A	20,700	132,493
R&G PharmaStudies Co. Ltd. Class A (b)	9,600	44,194
Rainbow Digital Commercial Co. Ltd. Class A	43,400	24,848
Realcan Pharmaceutical Group Co. Ltd. Class A	240,800	72,561
Redco Properties Group Ltd. (b) (c) (d) (e)	552,000	47,017
Renhe Pharmacy Co. Ltd. Class A (b)	59,800	48,326
Rianlon Corp. Class A (b)	8,800	32,701
Richinfo Technology Co. Ltd. Class A	35,800	82,527
Rigol Technologies Co. Ltd. Class A	17,176	59,333
RiseSun Real Estate Development Co. Ltd. Class A (b)	267,800	54,654
Rising Nonferrous Metals Share Co. Ltd. Class A (b)	28,400	106,351
RoboTechnik Intelligent Technology Co. Ltd. Class A	9,520	113,901
Rongan Property Co. Ltd. Class A	262,400	96,322
RongFa Nuclear Equipment Co. Ltd. Class A (b)	135,900	64,033
Roshow Technology Co. Ltd. Class A (b)	187,100	123,010
Runjian Co. Ltd. Class A (b)	8,900	35,486
Sanbo Hospital Management Group Ltd. Class A	13,130	67,783
SanFeng Intelligent Equipment Group Co. Ltd. Class A (b)	175,300	84,518
Sanhe Tongfei Refrigeration Co. Ltd. Class A	14,700	56,599
Sanjiang Shopping Club Co. Ltd. Class A	50,000	52,117
Sansure Biotech, Inc. Class A	46,929	113,002
SciClone Pharmaceuticals Holdings Ltd. (b) (c) (d)	172,480	415,327
Seazen Group Ltd. (b) (c)	1,762,000	306,929
Semitronix Corp. Class A	13,900	78,288
Shaanxi Heimao Coking Co. Ltd. Class A (b)	105,700	40,538
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	33,856	89,963
Shaanxi Sirui Advanced Materials Co. Ltd. Class A (b)	53,090	83,043

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shandong Bohui Paper Industrial Co. Ltd. Class A	41,000	$26,843
Shandong Chenming Paper Holdings Ltd. Class B (b)	405,600	76,368
Shandong Chenming Paper Holdings Ltd. Class H (b) (c)	244,000	53,754
Shandong Denghai Seeds Co. Ltd. Class A	81,300	89,976
Shandong Dongyue Silicone Material Co. Ltd. Class A (b)	110,200	103,244
Shandong Hi-Speed New Energy Group Ltd. (b)	141,000	27,812
Shandong Hi-Speed Road & Bridge Co. Ltd. Class A (b)	90,600	64,902
Shandong Humon Smelting Co. Ltd. Class A	46,000	72,520
Shandong Intco Recycling Resources Co. Ltd. Class A (b)	25,991	92,133
Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	9,200	18,801
Shandong Jinjing Science & Technology Co. Ltd. Class A	127,400	101,210
Shandong Kaisheng New Materials Co. Ltd. Class A	40,900	73,443
Shandong Longda Meishi Co. Ltd. Class A (b)	96,200	86,438
Shandong Sanyuan Biotechnology Co. Ltd. Class A	34,700	116,826
Shandong Sinobioway Biomedicine Co. Ltd. Class A (b)	60,500	79,967
Shandong WIT Dyne Health Co. Ltd. Class A	8,100	33,461
Shandong Xiantan Co. Ltd. Class A	34,100	26,763
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	40,210	79,750
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	90,000	62,133
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	61,800	73,305
Shandong Yulong Gold Co. Ltd. Class A	65,100	111,460
Shanghai Acrel Co. Ltd. Class A	27,300	80,918
Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A (b)	153,500	95,033
Shanghai AJ Group Co. Ltd. Class A (b)	86,100	44,460
Shanghai Allist Pharmaceuticals Co. Ltd. Class A	28,448	248,365
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	11,170	61,214
Security Description	Shares	Value
Shanghai AtHub Co. Ltd. Class A	31,460	$54,769
Shanghai Baolong Automotive Corp. Class A	20,300	87,586
Shanghai Baosteel Packaging Co. Ltd. Class A	142,400	91,281
Shanghai Bolex Foods Technology Co. Ltd. Class A	40,800	66,390
Shanghai Bright Power Semiconductor Co. Ltd. Class A (b)	4,733	35,915
Shanghai Chicmax Cosmetic Co. Ltd. (c)	23,800	126,203
Shanghai Chinafortune Co. Ltd. Class A (b)	77,400	129,974
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	302,200	151,704
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	218,100	80,060
Shanghai Electric Wind Power Group Co. Ltd. Class A (b)	284,464	112,214
Shanghai Feilo Acoustics Co. Ltd. Class A (b)	266,000	100,558
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	43,237	50,576
Shanghai Film Co. Ltd. Class A (b)	28,800	78,027
Shanghai Foreign Service Holding Group Co. Ltd. Class A	221,500	121,659
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H (b)	75,000	17,195
Shanghai Fullhan Microelectronics Co. Ltd. Class A	17,000	76,631
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	24,500	56,847
Shanghai Gentech Co. Ltd. Class A	21,694	98,057
Shanghai Guijiu Co. Ltd. Class A (b)	38,300	34,466
Shanghai Haixin Group Co. Class B	367,408	71,645
Shanghai Hanbell Precise Machinery Co. Ltd. Class A	42,700	97,789
Shanghai Haohai Biological Technology Co. Ltd. Class A	9,920	83,807
Shanghai Haohai Biological Technology Co. Ltd. Class H (c) (d)	43,800	178,400
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	23,657	61,987
Shanghai Henlius Biotech, Inc. Class H (b) (d)	65,400	191,407
Shanghai Hiuv New Materials Co. Ltd. Class A (b)	9,250	36,413

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shanghai Huafon Aluminium Corp. Class A	63,100	$157,818
Shanghai Huayi Group Co. Ltd. Class A	263,100	208,293
Shanghai Industrial Development Co. Ltd. Class A	195,400	65,304
Shanghai Industrial Holdings Ltd.	384,062	573,579
Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	84,700	30,916
Shanghai Jinjiang International Travel Co. Ltd. Class B	71,400	59,619
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	83,300	116,492
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	81,100	72,017
Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	43,700	32,023
Shanghai Kehua Bio-Engineering Co. Ltd. Class A (b)	74,500	57,654
Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	10,300	29,768
Shanghai Liangxin Electrical Co. Ltd. Class A	106,500	100,069
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	135,900	115,787
Shanghai Medicilon, Inc. Class A (b)	11,958	42,667
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,448	86,596
Shanghai Milkground Food Tech Co. Ltd. Class A (b)	54,900	93,770
Shanghai New Power Automotive Technology Co. Ltd. Class A (b)	143,100	64,290
Shanghai Pret Composites Co. Ltd. Class A	88,900	104,111
Shanghai Pudong Construction Co. Ltd. Class A	101,225	74,038
Shanghai QiFan Cable Co. Ltd. Class A	12,200	25,634
Shanghai Runda Medical Technology Co. Ltd. Class A	31,300	64,908
Shanghai Sanyou Medical Co. Ltd. Class A	28,571	66,136
Shanghai Shibei Hi-Tech Co. Ltd. Class B	457,300	48,931
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	15,500	66,112
Security Description	Shares	Value
Shanghai SMI Holding Co. Ltd. Class A	229,100	$104,181
Shanghai Taisheng Wind Power Equipment Co. Ltd. Class A	94,000	87,809
Shanghai Tianchen Co. Ltd. Class A	78,700	46,029
Shanghai Titan Scientific Co. Ltd. Class A	20,358	44,002
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	39,500	36,953
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	108,900	132,156
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	82,400	60,564
Shanghai Yaoji Technology Co. Ltd. Class A	26,300	73,559
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	18,752	58,022
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	83,300	60,699
Shannon Semiconductor Technology Co. Ltd. Class A	29,800	120,696
Shantou Wanshun New Material Group Co. Ltd. Class A (b)	122,200	67,621
Shantui Construction Machinery Co. Ltd. Class A	56,600	71,866
Shanxi Blue Flame Holding Co. Ltd. Class A	62,600	54,533
Shanxi Zhendong Pharmaceutical Co. Ltd. Class A (b)	63,100	33,016
Shanying International Holding Co. Ltd. Class A (b)	282,200	57,980
Sharetronic Data Technology Co. Ltd. Class A	6,300	49,186
Shengda Resources Co. Ltd. Class A (b)	35,300	57,199
Shengfeng Development Ltd. Class A (b)	14,262	18,541
Shengyi Electronics Co. Ltd. Class A (b)	47,432	125,908
Shenzhen Agricultural Products Group Co. Ltd. Class A	80,300	53,454
Shenzhen Aisidi Co. Ltd. Class A	51,400	62,306
Shenzhen Baoming Technology Co. Ltd. Class A (b)	12,300	96,114
Shenzhen Bingchuan Network Co. Ltd. Class A	7,200	13,688
Shenzhen Center Power Tech Co. Ltd. Class A	22,300	32,896
Shenzhen Cereals Holdings Co. Ltd. Class A	90,165	70,889
Shenzhen Changhong Technology Co. Ltd. Class A	32,500	70,423

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen Chipscreen Biosciences Co. Ltd. Class A (b)	42,030	$101,321
Shenzhen Click Technology Co. Ltd. Class A	24,400	37,030
Shenzhen Clou Electronics Co. Ltd. Class A (b)	150,200	77,971
Shenzhen Colibri Technologies Co. Ltd. Class A	11,500	21,359
Shenzhen Das Intellitech Co. Ltd. Class A	83,093	26,518
Shenzhen Deren Electronic Co. Ltd. Class A (b)	60,000	55,309
Shenzhen Desay Battery Technology Co. Class A	15,500	49,785
Shenzhen Everwin Precision Technology Co. Ltd. Class A (b)	94,200	154,702
Shenzhen Fenda Technology Co. Ltd. Class A (b)	161,600	80,791
Shenzhen Fine Made Electronics Group Co. Ltd. Class A (b)	12,400	43,174
Shenzhen FRD Science & Technology Co. Ltd. Class A	32,800	67,884
Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	73,700	101,452
Shenzhen Gongjin Electronics Co. Ltd. Class A	14,600	13,398
Shenzhen H&T Intelligent Control Co. Ltd. Class A	91,400	134,079
Shenzhen Hello Tech Energy Co. Ltd. Class A (b)	11,700	91,826
Shenzhen Hemei Group Co. Ltd. Class A (b)	130,600	55,096
Shenzhen Heungkong Holding Co. Ltd. Class A	401,700	73,178
Shenzhen Honor Electronic Co. Ltd. Class A	11,400	67,736
Shenzhen Hopewind Electric Co. Ltd. Class A	37,400	78,531
Shenzhen Huaqiang Industry Co. Ltd. Class A	114,500	139,580
Shenzhen Infogem Technologies Co. Ltd. Class A (b)	54,600	60,427
Shenzhen Investment Ltd. (c)	2,396,000	285,406
Shenzhen Jinjia Group Co. Ltd. Class A	121,900	60,275
Shenzhen JPT Opto-Electronics Co. Ltd. Class A	10,789	59,687
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (b)	58,300	79,295
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A (b)	21,300	39,940
Shenzhen Leaguer Co. Ltd. Class A	84,900	64,307
Shenzhen Lifotronic Technology Co. Ltd. Class A	38,353	85,417
Security Description	Shares	Value
Shenzhen Microgate Technology Co. Ltd. Class A	52,200	$66,708
Shenzhen Minglida Precision Technology Co. Ltd. Class A	31,800	67,730
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	105,795	30,720
Shenzhen New Nanshan Holding Group Co. Ltd. Class A	232,000	65,779
Shenzhen Pagoda Industrial Group Corp. Ltd. (c)	563,000	178,114
Shenzhen Qingyi Photomask Ltd. Class A	30,801	90,705
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	19,480	97,469
Shenzhen Sinexcel Electric Co. Ltd. Class A	23,600	67,689
Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A (b)	61,500	89,544
Shenzhen Sunline Tech Co. Ltd. Class A	40,000	37,366
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	17,500	57,815
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	51,500	66,166
Shenzhen Tagen Group Co. Ltd. Class A	121,100	66,680
Shenzhen Techwinsemi Technology Co. Ltd. Class A	9,840	116,449
Shenzhen Topband Co. Ltd. Class A	107,800	156,809
Shenzhen Topway Video Communication Co. Ltd. Class A	57,400	61,717
Shenzhen United Winners Laser Co. Ltd. Class A	34,031	77,843
Shenzhen Weiguang Biological Products Co. Ltd. Class A	23,900	91,726
Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	58,700	113,527
Shenzhen World Union Group, Inc. Class A (b)	115,800	25,219
Shenzhen Xinyichang Technology Co. Ltd. Class A	7,930	56,601
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	162,200	100,641
Shenzhen YHLO Biotech Co. Ltd. Class A (b)	38,509	123,003
Shenzhen Ysstech Info-tech Co. Ltd. Class A (b)	52,300	36,391
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	11,480	72,567
Shida Shinghwa Advanced Material Group Co. Ltd. Class A	15,800	73,148

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (b)	85,500	$75,067
Shinva Medical Instrument Co. Ltd. Class A	43,680	94,170
Shoucheng Holdings Ltd. (c)	2,270,895	392,667
Shougang Fushan Resources Group Ltd.	2,269,718	930,284
Shui On Land Ltd. (c)	1,147,500	97,004
Shunfa Hengye Corp. Class A (b)	184,700	59,198
ShuYu Civilian Pharmacy Corp. Ltd. Class A (b)	9,800	13,208
Sichuan Anning Iron & Titanium Co. Ltd. Class A	23,400	89,294
Sichuan Chengfei Integration Technology Corp. Class A	23,100	44,676
Sichuan EM Technology Co. Ltd. Class A	77,400	76,967
Sichuan Expressway Co. Ltd. Class A	174,110	125,202
Sichuan Expressway Co. Ltd. Class H	348,000	152,440
Sichuan Furong Technology Co. Ltd. Class A	22,902	40,435
Sichuan Haite High-tech Co. Ltd. Class A	31,700	39,729
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	26,400	54,204
Sichuan Jiuzhou Electric Co. Ltd. Class A	43,700	59,856
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (b) (c)	15,500	329,162
Sichuan Lutianhua Co. Ltd. Class A (b)	60,600	28,802
Siglent Technologies Co. Ltd. Class A	16,189	59,848
Sihuan Pharmaceutical Holdings Group Ltd. (b)	3,923,000	261,285
Sineng Electric Co. Ltd. Class A	27,800	85,142
Sino Biological, Inc. Class A	10,900	89,504
Sino GeoPhysical Co. Ltd. Class A (b)	11,700	22,308
Sinocare, Inc. Class A	39,100	135,709
Sinofert Holdings Ltd. (c)	1,132,000	144,991
Sinomach Automobile Co. Ltd. Class A	111,200	87,883
Sinopec Engineering Group Co. Ltd. Class H	1,122,500	776,379
Sinopec Kantons Holdings Ltd.	890,000	461,677
Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	6,898	73,961
Sino-Platinum Metals Co. Ltd. Class A	33,840	62,620
Sinoseal Holding Co. Ltd. Class A	15,000	69,465
Security Description	Shares	Value
Sinosteel Engineering & Technology Co. Ltd. Class A	56,300	$42,798
Sinosteel Luonai Materials Technology Co. Ltd. Class A	179,743	80,998
Sinosteel New Materials Co. Ltd. Class A	29,200	27,997
Sipai Health Technology Co. Ltd. (b) (c)	194,800	155,692
Snowsky Salt Industry Group Co. Ltd. Class A (b)	132,700	96,333
SOHO China Ltd. (b) (c)	1,137,500	97,616
Sohu.com Ltd. ADR (b)	12,670	176,366
Sokan New Materials Group Co. Ltd. Class A	14,213	66,969
SSAW Hotels & Resorts Group Co. Class A	17,900	44,622
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong Class A	134,200	101,465
Sumavision Technologies Co. Ltd. Class A	60,900	33,866
Sun King Technology Group Ltd. (b)	213,018	31,104
Sunac China Holdings Ltd. (b) (c)	1,955,000	287,964
Sunac Services Holdings Ltd. (d)	817,000	189,406
Sunflower Pharmaceutical Group Co. Ltd. Class A	35,200	112,723
Suning Universal Co. Ltd. Class A	194,500	44,756
Sunjuice Holdings Co. Ltd.	13,917	86,012
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	33,465	93,279
Sunstone Development Co. Ltd. Class A	48,300	84,416
Sunward Intelligent Equipment Co. Ltd. Class A (b)	102,525	84,679
Suplet Power Co. Ltd. Class A	53,700	73,112
Suwen Electric Energy Technology Co. Ltd. Class A	8,260	21,338
Suzhou Anjie Technology Co. Ltd. Class A	52,900	111,874
Suzhou Everbright Photonics Co. Ltd. Class A (b)	13,245	56,675
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	154,700	64,204
Suzhou Good-Ark Electronics Co. Ltd. Class A (b)	46,400	54,148
Suzhou HYC Technology Co. Ltd. Class A	27,678	85,602
Suzhou Oriental Semiconductor Co. Ltd. Class A (b)	7,292	51,318
Suzhou Recodeal Interconnect System Co. Ltd. Class A	19,979	76,842
Suzhou Secote Precision Electronic Co. Ltd. Class A (b)	13,300	139,178

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Suzhou SLAC Precision Equipment Co. Ltd. Class A (b)	78,400	$63,464
Suzhou Sonavox Electronics Co. Ltd. Class A	15,839	56,124
Suzhou Sushi Testing Group Co. Ltd. Class A	46,700	82,259
Suzhou TZTEK Technology Co. Ltd. Class A	20,825	93,445
Suzhou Victory Precision Manufacture Co. Ltd. Class A (b)	400,300	86,630
Suzhou Weizhixiang Food Co. Ltd. Class A	7,176	20,975
Suzhou YourBest New-type Materials Co. Ltd. Class A	8,800	36,932
Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A (b)	20,645	153,321
SVG Optronics Co. Ltd. Class A (b)	26,200	57,705
SY Holdings Group Ltd. (c)	145,639	81,331
SYoung Group Co. Ltd. Class A	36,800	73,995
Tangrenshen Group Co. Ltd. Class A	52,300	38,397
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	182,600	125,554
Tangshan Sunfar Silicon Industry Co. Ltd. Class A	43,976	70,775
TCL Electronics Holdings Ltd.	579,988	469,494
TDG Holdings Co. Ltd. Class A	114,700	106,831
Telling Telecommunication Holding Co. Ltd. Class A	59,100	73,502
Three Squirrels, Inc. Class A	24,200	72,492
Three's Co. Media Group Co. Ltd. Class A	12,413	44,767
Tian Lun Gas Holdings Ltd. (c)	85,765	44,490
Tiangong International Co. Ltd. (c)	1,176,000	274,140
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	126,170	96,604
Tianjin Ringpu Bio-Technology Co. Ltd. Class A	27,200	50,743
Tianjin You Fa Steel Pipe Group Stock Co. Ltd. Class A	78,912	54,367
Tianli International Holdings Ltd.	726,667	415,111
Tianneng Power International Ltd. (c)	496,000	356,400
Tianrun Industry Technology Co. Ltd. Class A	68,000	39,957
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (b)	149,300	61,145
Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	11,300	30,305
Tibet Rhodiola Pharmaceutical Holding Co. Class A	13,520	60,333
Security Description	Shares	Value
Tibet Urban Development & Investment Co. Ltd. Class A (b)	77,200	$109,125
Time Publishing & Media Co. Ltd. Class A	60,480	58,651
Tinavi Medical Technologies Co. Ltd. Class A (b)	60,381	64,013
TKD Science & Technology Co. Ltd. Class A	22,100	41,289
Tong Ren Tang Technologies Co. Ltd. Class H	516,000	333,099
Tongdao Liepin Group (b)	46,000	12,962
Tongding Interconnection Information Co. Ltd. Class A (b)	51,200	23,704
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A (b)	38,900	86,263
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	113,200	61,555
Tongqinglou Catering Co. Ltd. Class A (b)	22,800	66,706
Tongyu Communication, Inc. Class A	30,030	42,942
Tongyu Heavy Industry Co. Ltd. Class A	130,100	30,650
Top Energy Co. Ltd. Class A (b)	50,600	40,891
Top Resource Energy Co. Ltd. Class A	46,900	34,111
Topsec Technologies Group, Inc. Class A (b)	73,700	49,161
Toread Holdings Group Co. Ltd. Class A (b)	108,400	74,386
TPV Technology Co. Ltd. Class A (b)	244,900	69,101
Triductor Technology Suzhou, Inc. Class A (b)	8,807	48,204
Triumph New Energy Co. Ltd. Class A (b)	38,000	49,134
Triumph Science & Technology Co. Ltd. Class A (b)	83,800	108,239
Troy Information Technology Co. Ltd. Class A (b)	35,800	35,502
Truking Technology Ltd. Class A	33,100	33,731
Tunghsu Azure Renewable Energy Co. Ltd. Class A (b)	211,800	69,915
Tunghsu Optoelectronic Technology Co. Ltd. Class A (b)	517,000	101,264
Tuya, Inc. ADR (b)	93,666	160,169
Unilumin Group Co. Ltd. Class A	47,040	33,633
Up Fintech Holding Ltd. ADR (b)	61,360	257,712
UTour Group Co. Ltd. Class A (b)	100,500	79,014
Vantone Neo Development Group Co. Ltd. Class A (b)	133,000	122,419

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Vats Liquor Chain Store Management JSC Ltd. Class A	37,600	$70,350
Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (b)	73,400	161,863
Visionox Technology, Inc. Class A (b)	95,400	79,447
Visual China Group Co. Ltd. Class A	43,400	68,362
Vnet Group, Inc. ADR (b) (c)	56,988	119,390
Wangneng Environment Co. Ltd. Class A	25,200	44,906
Warom Technology, Inc. Co. Class A	30,900	93,578
Waterdrop, Inc. ADR (c)	89,541	101,181
Wedge Industrial Co. Ltd. Class A	60,900	82,831
Weimob, Inc. (b) (c) (d)	1,463,000	258,593
Wellhope Foods Co. Ltd. Class A (b)	68,800	61,630
Wencan Group Co. Ltd. Class A	21,700	82,302
Wenzhou Yihua Connector Co. Ltd. Class A	10,700	55,194
West China Cement Ltd. (c)	1,062,761	140,206
Western Metal Materials Co. Ltd. Class A	52,100	99,621
Western Region Gold Co. Ltd. Class A (b)	33,200	52,886
Willfar Information Technology Co. Ltd. Class A	31,812	166,231
Winall Hi-Tech Seed Co. Ltd. Class A	48,900	41,393
Wondershare Technology Group Co. Ltd. Class A	11,746	85,382
Wuhan Fingu Electronic Technology Co. Ltd. Class A	24,900	27,455
Wuhan Huazhong Numerical Control Co. Ltd. Class A	10,400	32,037
Wuhan Keqian Biology Co. Ltd. Class A	24,145	48,582
Wuxi Boton Technology Co. Ltd. Class A	29,300	57,670
Wuxi ETEK Microelectronics Co. Ltd. Class A	11,854	70,937
Wuxi NCE Power Co. Ltd. Class A	31,920	133,742
Wuxi Paike New Materials Technology Co. Ltd. Class A	9,500	73,102
Wuxi Rural Commercial Bank Co. Ltd. Class A	181,600	132,329
Wuxi Xinje Electric Co. Ltd. Class A (b)	12,965	50,753
XD, Inc. (b) (c)	181,400	437,271
XGD, Inc. Class A	30,200	68,831
Xiabuxiabu Catering Management China Holdings Co. Ltd. (d)	281,844	49,456
Security Description	Shares	Value
Xiamen Amoytop Biotech Co. Ltd. Class A	25,111	$184,183
Xiamen Hongxin Electronics Technology Group, Inc. Class A (b)	36,400	74,886
Xiamen Intretech, Inc. Class A	66,600	115,579
Xiamen Kingdomway Group Co. Class A	35,700	70,658
Xi'an ChenXi Aviation Technology Corp. Ltd. Class A	38,620	40,573
Xi'an Manareco New Materials Co. Ltd. Class A	25,248	80,196
Xi'an Sinofuse Electric Co. Ltd. Class A	4,100	46,162
Xiangtan Electrochemical Scientific Co. Ltd. Class A	70,700	94,223
Xilinmen Furniture Co. Ltd. Class A	30,400	72,160
Xingtong Shipping Co. Ltd. Class A	35,800	67,865
Xinhua Winshare Publishing & Media Co. Ltd. Class A	19,700	37,803
Xinhua Winshare Publishing & Media Co. Ltd. Class H	277,522	345,507
Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A (b)	202,400	73,465
Xinjiang Communications Construction Group Co. Ltd. Class A	39,600	54,132
Xinjiang Lixin Energy Co. Ltd. Class A	97,916	92,942
Xinjiang Xintai Natural Gas Co. Ltd. Class A (b)	21,620	102,876
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	405,724	52,486
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	96,700	82,119
Xinxiang Chemical Fiber Co. Ltd. Class A (b)	161,400	75,164
Xinxiang Richful Lube Additive Co. Ltd. Class A	14,970	89,646
Xinyi Energy Holdings Ltd. (c)	1,342,000	173,607
Xinyu Iron & Steel Co. Ltd. Class A (b)	252,100	114,640
Xinzhi Group Co. Ltd. Class A	13,000	21,189
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	61,500	84,321
YaGuang Technology Group Co. Ltd. Class A (b)	77,800	49,445
Yango Group Co. Ltd. Class A (b) (e)	292,400	—
Yanlord Land Group Ltd. (b)	431,149	139,978
Yantai China Pet Foods Co. Ltd. Class A	20,800	59,458

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	41,000	$68,850
Yantai Zhenghai Bio-tech Co. Ltd. Class A	8,900	24,807
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	39,800	50,480
Yatsen Holding Ltd. ADR (b) (c)	40,546	107,852
Yeahka Ltd. (b) (c)	125,021	160,131
Yechiu Metal Recycling China Ltd. Class A	292,200	87,650
YGSOFT, Inc. Class A	110,291	79,159
Yibin Tianyuan Group Co. Ltd. Class A	230,650	120,682
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (b) (c) (d)	173,400	208,771
Yidu Tech, Inc. (b) (c) (d)	367,500	179,810
Yijiahe Technology Co. Ltd. Class A (b)	24,900	53,819
Yinbang Clad Material Co. Ltd. Class A	85,600	94,970
Yingkou Jinchen Machinery Co. Ltd. Class A (b)	10,700	47,587
Yixin Group Ltd. (d)	853,500	71,058
Yizumi Holdings Co. Ltd. Class A	41,980	119,485
Yongjin Technology Group Co. Ltd.	37,500	89,990
Yotrio Group Co. Ltd. Class A	169,780	55,114
Youcare Pharmaceutical Group Co. Ltd. Class A	41,174	100,611
Youdao, Inc. ADR (b) (c)	4,009	15,715
Youzu Interactive Co. Ltd. Class A (b)	48,400	50,317
YSB, Inc. (b)	50,600	52,172
Yuexiu Transport Infrastructure Ltd.	787,013	409,262
Yueyang Forest & Paper Co. Ltd. Class A (b)	142,600	71,682
Yunkang Group Ltd.	80,000	109,435
Yunnan Energy Investment Co. Ltd. Class A	78,400	129,828
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	26,100	38,824
Yunnan Nantian Electronics Information Co. Ltd. Class A	11,500	19,453
Yunnan Tourism Co. Ltd. Class A (b)	108,600	70,061
Yusys Technologies Co. Ltd. Class A	40,900	62,071
Zall Smart Commerce Group Ltd. (b) (c)	2,700,000	152,163
ZBOM Home Collection Co. Ltd. Class A	40,040	71,735
Zengame Technology Holding Ltd.	276,000	102,165
Security Description	Shares	Value
Zhe Jiang Li Zi Yuan Food Co. Ltd. Class A	22,270	$29,954
Zhejiang Akcome New Energy Technology Co. Ltd. (b)	405,700	20,560
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	23,180	31,908
Zhejiang Chengchang Technology Co. Ltd. Class A	13,540	68,100
Zhejiang Communications Technology Co. Ltd. Class A	131,300	65,642
Zhejiang Conba Pharmaceutical Co. Ltd. Class A	118,100	72,308
ZheJiang Dali Technology Co. Ltd. Class A	31,500	48,668
Zhejiang Dun'An Artificial Environment Co. Ltd. Class A (b)	78,900	106,232
Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	34,700	68,156
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	11,100	60,663
Zhejiang Hailide New Material Co. Ltd. Class A	57,000	29,824
Zhejiang Hangmin Co. Ltd. Class A	99,200	95,927
Zhejiang Hechuan Technology Corp. Ltd. Class A	16,756	56,321
Zhejiang Hengtong Holding Co. Ltd. Class A (b)	255,600	68,969
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (b)	76,600	53,614
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (b)	101,600	97,692
Zhejiang Huace Film & Television Co. Ltd. Class A	105,600	88,809
Zhejiang Huakang Pharmaceutical Co. Ltd. Class A	49,218	102,806
Zhejiang Huamei Holding Co. Ltd. Class A	147,700	62,512
Zhejiang Huangma Technology Co. Ltd. Class A	105,694	130,148
Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd. Class A (b)	150,700	112,702
Zhejiang Huatong Meat Products Co. Ltd. Class A (b)	44,000	99,983
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	20,980	57,703
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	45,400	83,452
Zhejiang Jingu Co. Ltd. Class A (b)	53,300	32,049
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	38,460	55,155
Zhejiang Lante Optics Co. Ltd. Class A	40,045	100,869

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Zhejiang Medicine Co. Ltd. Class A	117,500	$176,712
Zhejiang Meida Industrial Co. Ltd. Class A	39,800	44,211
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	210,400	96,254
Zhejiang Orient Gene Biotech Co. Ltd. Class A (b)	21,541	80,106
Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	41,100	88,721
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	179,600	116,111
Zhejiang Shibao Co. Ltd. Class A (b)	29,500	45,013
Zhejiang Shouxiangu Pharmaceutical Co. Ltd. Class A	20,100	64,615
Zhejiang Southeast Space Frame Co. Ltd. Class A	53,700	29,127
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (b)	109,000	65,542
Zhejiang Taihua New Material Group Co. Ltd. Class A	79,000	109,613
Zhejiang Tiantie Industry Co. Ltd. Class A (b)	134,900	74,648
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	22,800	55,682
Zhejiang Tony Electronic Co. Ltd. Class A (b)	23,700	66,839
Zhejiang Unifull Industrial Fiber Co. Ltd. Class A (b)	136,425	57,553
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	128,900	233,759
Zhejiang Wanliyang Co. Ltd. Class A	101,100	67,854
Zhejiang Wanma Co. Ltd. Class A	50,100	49,202
Zhejiang Wansheng Co. Ltd. Class A	9,700	11,971
Zhejiang Weixing Industrial Development Co. Ltd. Class A	41,300	70,994
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	42,600	66,577
Zhejiang Yasha Decoration Co. Ltd. Class A	22,400	9,971
Zhejiang Yinlun Machinery Co. Ltd. Class A	36,600	87,278
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	23,600	47,841
Zhejiang Yonghe Refrigerant Co. Ltd. Class A (b)	27,600	72,508
Zhejiang Yongtai Technology Co. Ltd. Class A (b)	86,000	92,115
Zhende Medical Co. Ltd. Class A	30,100	86,002
Zhengzhou GL Tech Co. Ltd. Class A	34,500	74,804
Security Description	Shares	Value
Zhenjiang Dongfang Electric Heating Technology Co. Ltd. Class A	160,400	$82,827
Zhewen Interactive Group Co. Ltd. Class A (b)	120,800	69,493
Zhihu, Inc. ADR (b) (c)	45,735	124,857
Zhixin Group Holding Ltd. (b)	232,000	24,961
Zhonghong Pulin Medical Products Co. Ltd. Class A	18,090	23,713
Zhongnongfa Seed Industry Group Co. Ltd. Class A (b)	71,900	55,051
Zhongshan Public Utilities Group Co. Ltd. Class A	76,800	75,844
Zhongtian Financial Group Co. Ltd. Class A (b) (e)	493,900	13,530
Zhongyin Babi Food Co. Ltd. Class A	38,700	70,235
Zhou Hei Ya International Holdings Co. Ltd. (c) (d)	916,500	203,082
Zhuhai Bojay Electronics Co. Ltd. Class A (b)	15,300	62,618
Zhuhai Enpower Electric Co. Ltd. Class A	36,900	65,907
Zhuzhou Huarui Precision Cutting Tools Co. Ltd. Class A	8,974	55,780
Zhuzhou Smelter Group Co. Ltd. Class A (b)	85,800	110,939
ZJMI Environmental Energy Co. Ltd. Class A	17,000	29,176
Zonqing Environmental Ltd. (b) (c)	64,000	238,133
Zx, Inc. (b) (c)	84,400	174,910
Zylox-Tonbridge Medical Technology Co. Ltd. (b) (d)	33,500	42,908
		119,393,580
COLOMBIA — 0.1%
Cementos Argos SA	265,247	533,163
Corp. Financiera Colombiana SA	59,838	205,902
Geopark Ltd. (c)	30,128	329,902
		1,068,967
CZECH REPUBLIC — 0.2%
Colt CZ Group SE (b) (c)	3,628	105,104
Moneta Money Bank AS (d)	214,431	937,782
Philip Morris CR AS (c)	491	321,047
		1,363,933
EGYPT — 0.4%
Abou Kir Fertilizers & Chemical Industries	181,943	221,983
Credit Agricole Egypt SAE	253,686	98,717
Eastern Co. SAE	871,908	330,029
EFG Holding SAE (b)	826,465	338,983
E-Finance for Digital & Financial Investments	304,300	163,459
Egypt Kuwait Holding Co. SAE	102,757	63,862
ElSewedy Electric Co.	325,016	319,806

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Ezz Steel Co. SAE (b)	105,942	$184,886
Fawry for Banking & Payment Technology Services SAE (b)	191,709	25,944
Heliopolis Housing	279,956	57,880
Madinet Masr For Housing & Development	421,953	33,999
Misr Fertilizers Production Co. SAE	173,799	162,835
Talaat Moustafa Group	664,749	787,374
Telecom Egypt Co.	197,025	127,822
		2,917,579
GREECE — 0.9%
Aegean Airlines SA	28,177	352,721
Athens Water Supply & Sewage Co. SA	23,437	137,650
Autohellas Tourist & Trading SA	12,902	156,530
Danaos Corp.	8,351	771,298
Diana Shipping, Inc.	71,229	203,715
Ellaktor SA (b)	28,227	74,723
ElvalHalcor SA	12,341	23,331
Epsilon Net SA	4,822	62,016
FF Group (b) (e)	24,815	—
Fourlis Holdings SA	52,583	218,661
GEK TERNA SA	48,843	865,828
Hellenic Exchanges - Athens Stock Exchange SA	45,439	235,704
Holding Co. ADMIE IPTO SA	122,102	284,627
Intracom Holdings SA	51,280	176,419
LAMDA Development SA (b)	58,393	421,808
Piraeus Port Authority SA	1,447	38,771
Quest Holdings SA	18,695	106,193
Sarantis SA	22,350	258,699
Star Bulk Carriers Corp.	50,609	1,233,847
StealthGas, Inc. (b)	31,503	231,547
Tsakos Energy Navigation Ltd.	14,671	429,567
		6,283,655
HONG KONG — 0.7%
Agritrade Resources Ltd. (b) (e)	1,595,000	—
Alibaba Pictures Group Ltd. (b) (c)	8,280,000	440,121
Anxin-China Holdings Ltd. (b) (e)	2,248,000	—
Boshiwa International Holding Ltd. (b) (c) (e)	1,843,000	—
China Animal Healthcare Ltd. (b) (e)	1,059,700	—
China Huiyuan Juice Group Ltd. (b) (e)	1,494,400	—
China Merchants Commercial Real Estate Investment Trust	512,000	71,481
China Metal Recycling Holdings Ltd. (b) (c) (e)	693,675	—
China Zhongwang Holdings Ltd. (b) (c) (e)	346,000	—
Chong Sing Holdings FinTech Group Ltd. (b) (c) (e)	9,212,000	—
Security Description	Shares	Value
Citychamp Watch & Jewellery Group Ltd. (b)	630,000	$80,693
Comba Telecom Systems Holdings Ltd. (c)	1,174,690	84,257
Concord New Energy Group Ltd.	5,660,000	434,972
Crystal International Group Ltd. (d)	283,500	140,889
CTEG (b) (c) (e)	3,217,900	—
Digital China Holdings Ltd. (c)	512,000	219,033
Fenbi Ltd. (b)	332,500	177,591
FingerMotion, Inc. (b)	20,875	53,231
Fortior Technology Shenzhen Co. Ltd. Class A	7,095	107,773
GR Life Style Company Ltd. (b)	630,000	33,488
Grand Pharmaceutical Group Ltd.	951,000	566,405
Guotai Junan International Holdings Ltd.	229,973	17,673
Gushengtang Holdings Ltd. (c)	92,200	442,849
Hi Sun Technology China Ltd. (b)	162,000	9,026
Huabao International Holdings Ltd. (c)	556,000	170,203
MedSci Healthcare Holdings Ltd. (b)	159,750	37,649
MH Development NPV (b) (e)	27,600	—
National Agricultural Holdings Ltd. (b) (c) (e)	164,600	—
Nissin Foods Co. Ltd. (c)	237,000	147,226
Perennial Energy Holdings Ltd.	402,162	56,146
Pou Sheng International Holdings Ltd.	841,812	65,772
Real Gold Mining Ltd. (b) (c) (e)	251,500	—
Sinic Holdings Group Co. Ltd. (b) (c) (e)	347,921	—
Skyworth Group Ltd.	883,099	348,380
SSY Group Ltd.	914,000	494,029
SunCar Technology Group, Inc. Class A (b) (c)	11,584	105,530
Tech-Pro, Inc. (b) (c) (e)	6,035,100	—
Time Interconnect Technology Ltd.	504,000	209,155
United Laboratories International Holdings Ltd.	626,500	661,214
Untrade.Lumena Newmat (b) (c) (e)	104,532	—
Wasion Holdings Ltd.	244,000	213,766
Zhaoke Ophthalmology Ltd. (b) (c) (d)	220,875	39,890
		5,428,442
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	217,628	616,587
INDIA — 23.0%
Aarti Drugs Ltd.	27,819	168,324
Aarti Pharmalabs Ltd.	33,374	244,579

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Aavas Financiers Ltd. (b)	39,023	$867,199
Action Construction Equipment Ltd.	28,163	502,180
ADF Foods Ltd.	63,079	182,964
Aditya Birla Sun Life Asset Management Co. Ltd.	23,174	175,679
Advanced Enzyme Technologies Ltd.	29,108	133,257
Aegis Logistics Ltd.	88,639	927,820
Aether Industries Ltd. (b)	16,646	184,142
Affle India Ltd. (b)	40,321	649,730
AGI Greenpac Ltd.	20,086	169,637
Ahluwalia Contracts India Ltd.	20,481	306,205
Akzo Nobel India Ltd.	7,543	256,482
Alembic Pharmaceuticals Ltd.	41,232	433,446
Alkyl Amines Chemicals	10,212	261,682
Allcargo Logistics Ltd.	226,189	164,107
Alok Industries Ltd. (b)	894,994	299,664
Amara Raja Energy & Mobility Ltd.	70,768	1,411,456
Amber Enterprises India Ltd. (b)	11,818	640,840
AMI Organics Ltd.	10,030	155,458
Amrutanjan Health Care Ltd.	11,636	104,586
Anand Rathi Wealth Ltd.	7,428	348,104
Anant Raj Ltd. (b)	78,751	405,808
Andhra Sugars Ltd.	44,143	61,847
Angel One Ltd.	30,691	957,673
Anupam Rasayan India Ltd.	12,924	118,527
Apar Industries Ltd.	10,491	1,066,047
Apcotex Industries Ltd.	17,555	91,672
Apollo Pipes Ltd.	13,089	99,132
Aptech Ltd.	32,213	83,963
Aptus Value Housing Finance India Ltd.	138,342	547,396
Archean Chemical Industries Ltd.	28,198	226,226
Arvind Fashions Ltd.	62,570	386,807
Arvind Ltd.	113,095	501,883
Asahi India Glass Ltd.	80,231	645,600
Ashapura Minechem Ltd. (b)	39,363	191,699
Ashoka Buildcon Ltd. (b)	104,574	281,615
Astec Lifesciences Ltd.	4,191	65,407
Aster DM Healthcare Ltd. (d)	121,604	505,520
Astra Microwave Products Ltd.	35,840	407,988
AstraZeneca Pharma India Ltd.	4,663	349,540
AurionPro Solutions Ltd. (f)	7,067	115,631
AurionPro Solutions Ltd. (b) (f)	7,067	115,631
Avalon Technologies Ltd. (b) (d)	15,672	101,677
Avanti Feeds Ltd.	26,148	187,375
Bajaj Consumer Care Ltd.	48,846	154,603
Bajaj Electricals Ltd.	30,727	389,359
Bajaj Hindusthan Sugar Ltd. (b)	535,756	257,703
Bajel Projects Ltd. (b)	19,901	70,948
Balaji Amines Ltd.	4,946	135,801
Balmer Lawrie & Co. Ltd.	60,092	194,752
Balrampur Chini Mills Ltd.	77,251	398,078
Security Description	Shares	Value
Barbeque Nation Hospitality Ltd. (b)	9,496	$63,886
BASF India Ltd.	8,203	500,153
BEML Ltd.	13,166	700,721
Bhansali Engineering Polymers Ltd.	59,436	92,453
Bharat Bijlee Ltd.	6,277	350,214
Bharat Rasayan Ltd.	756	105,364
Bikaji Foods International Ltd.	43,856	376,356
Birla Corp. Ltd.	20,057	384,135
Birlasoft Ltd.	115,321	954,652
BLS International Services Ltd.	70,616	296,903
Blue Dart Express Ltd.	4,057	387,830
Blue Star Ltd.	82,549	1,618,114
Bombay Burmah Trading Co.	14,746	358,183
Bombay Dyeing & Manufacturing Co. Ltd. (b)	78,308	198,166
Borosil Ltd. (b)	18,876	74,123
Borosil Renewables Ltd. (b)	38,059	230,031
Borosil Scientific Ltd. (b)	14,979	38,432
Brigade Enterprises Ltd.	85,490	1,382,398
Brightcom Group Ltd. (b)	617,273	69,435
Brookfield India Real Estate Trust REIT (d)	177,141	562,964
Camlin Fine Sciences Ltd. (b)	69,310	85,936
Campus Activewear Ltd. (b)	43,610	152,527
Can Fin Homes Ltd.	65,957	723,896
Caplin Point Laboratories Ltd.	16,925	298,891
Capri Global Capital Ltd.	177,468	458,017
Care Ratings Ltd.	13,811	176,050
Cartrade Tech Ltd. (b)	20,114	188,060
Carysil Ltd.	11,628	117,287
Castrol India Ltd.	329,916	793,697
CCL Products India Ltd.	48,977	347,149
CE Info Systems Ltd.	5,890	162,547
Ceat Ltd. (b)	14,409	487,603
Century Enka Ltd.	8,600	59,606
Century Plyboards India Ltd.	38,987	356,990
Century Textiles & Industries Ltd.	37,005	1,027,531
Cera Sanitaryware Ltd.	3,823	398,094
CESC Ltd.	425,520	829,735
Chalet Hotels Ltd. (b)	42,399	408,469
Chambal Fertilisers & Chemicals Ltd.	109,568	665,916
Chemplast Sanmar Ltd. (b)	53,466	342,067
Chennai Petroleum Corp. Ltd.	32,183	379,037
Chennai Super Kings Cricket Ltd. (b) (e)	418,560	—
Choice International Ltd. (b)	71,295	330,665
Cigniti Technologies Ltd.	15,193	247,834
City Union Bank Ltd.	279,745	560,513
Clean Science & Technology Ltd.	17,352	297,692
CMS Info Systems Ltd.	79,707	471,766
Cochin Shipyard Ltd. (d)	47,458	1,260,700

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Computer Age Management Services Ltd.	29,996	$1,299,572
Confidence Petroleum India Ltd.	112,539	109,978
Cosmo First Ltd.	9,576	90,371
Craftsman Automation Ltd.	7,083	470,704
CSB Bank Ltd. (b)	70,427	319,376
Data Patterns India Ltd.	15,346	552,355
Datamatics Global Services Ltd.	17,541	130,273
DB Corp. Ltd.	39,537	150,206
DCB Bank Ltd.	82,245	136,109
DCM Shriram Ltd.	34,460	415,442
Deepak Fertilisers & Petrochemicals Corp. Ltd.	50,600	410,929
Delta Corp. Ltd.	50,043	77,896
Dhampur Sugar Mills Ltd. (b)	25,345	67,788
Dhani Services Ltd. (b)	162,571	97,440
Dhanuka Agritech Ltd.	6,445	130,303
Dilip Buildcon Ltd. (d)	24,724	155,497
Dish TV India Ltd. (b)	866,028	160,977
Dishman Carbogen Amcis Ltd. (b)	52,056	111,556
Dodla Dairy Ltd. (b)	19,025	231,563
Dreamfolks Services Ltd.	14,466	82,854
Dwarikesh Sugar Industries Ltd. (b)	92,586	81,941
Dynamatic Technologies Ltd.	943	83,076
Easy Trip Planners Ltd.	387,755	191,582
eClerx Services Ltd.	15,727	456,246
Edelweiss Financial Services Ltd.	397,567	310,854
EID Parry India Ltd.	66,753	611,394
EIH Ltd.	143,084	736,633
Elecon Engineering Co. Ltd.	31,937	506,358
Electronics Mart India Ltd. (b)	68,770	189,195
Electrosteel Castings Ltd.	226,692	471,503
Elgi Equipments Ltd.	143,772	1,238,711
eMudhra Ltd.	20,844	214,083
Engineers India Ltd.	168,387	506,529
Epigral Ltd. (b)	4,811	76,437
EPL Ltd.	89,043	211,482
Equitas Small Finance Bank Ltd. (d)	415,090	483,647
Eris Lifesciences Ltd. (b) (d)	16,799	206,181
ESAB India Ltd.	2,953	215,148
Ethos Ltd. (b)	7,325	246,983
Eureka Forbes Ltd. (b)	37,685	217,941
Eveready Industries India Ltd. (b)	32,009	133,755
FDC Ltd. (b)	33,314	184,593
FIEM Industries Ltd.	9,687	148,446
Fine Organic Industries Ltd.	5,021	294,444
Fineotex Chemical Ltd.	26,954	123,816
Finolex Cables Ltd.	52,220	976,548
Finolex Industries Ltd.	201,719	787,282
Firstsource Solutions Ltd.	214,408	539,854
Force Motors Ltd.	1,150	123,642
Fusion Micro Finance Ltd. (b)	27,520	148,099
Security Description	Shares	Value
G R Infraprojects Ltd. (b)	14,457	$301,675
Gabriel India Ltd.	55,382	321,516
Galaxy Surfactants Ltd.	7,044	231,836
Ganesh Housing Corp. Ltd.	5,111	58,267
Garden Reach Shipbuilders & Engineers Ltd.	20,764	522,689
Garware Hi-Tech Films Ltd.	3,815	107,259
Garware Technical Fibres Ltd.	5,807	267,841
Gateway Distriparks Ltd.	241,105	296,453
GE T&D India Ltd. (b)	44,104	788,966
Genus Power Infrastructures Ltd.	75,635	281,225
GHCL Ltd. (b)	50,927	344,145
Glenmark Life Sciences Ltd.	11,557	120,445
Globus Spirits Ltd.	9,010	82,809
GMM Pfaudler Ltd.	19,524	308,930
Go Fashion India Ltd. (b)	19,779	241,119
Godawari Power & Ispat Ltd.	27,713	353,643
Godfrey Phillips India Ltd.	8,991	444,711
Godrej Agrovet Ltd. (d)	25,264	204,596
Godrej Industries Ltd. (b)	39,093	401,256
Gokaldas Exports Ltd.	37,978	428,136
Granules India Ltd.	100,300	592,749
Graphite India Ltd.	49,876	335,786
Gravita India Ltd.	14,927	264,251
Great Eastern Shipping Co. Ltd.	68,695	1,009,161
Greaves Cotton Ltd.	91,382	144,008
Greenlam Industries Ltd.	47,797	348,558
Greenpanel Industries Ltd.	40,655	159,280
Greenply Industries Ltd.	46,211	176,282
Gujarat Alkalies & Chemicals Ltd.	15,089	139,386
Gujarat Ambuja Exports Ltd.	124,155	202,862
Gujarat Mineral Development Corp. Ltd.	55,527	261,662
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	56,114	478,117
Gujarat Pipavav Port Ltd.	191,606	480,718
Gujarat State Fertilizers & Chemicals Ltd.	161,299	468,882
Gujarat State Petronet Ltd.	191,549	681,203
Happiest Minds Technologies Ltd.	44,271	433,910
Harsha Engineers Ltd. (d)	23,187	152,671
Hathway Cable & Datacom Ltd. (b)	459,185	119,935
HBL Power Systems Ltd.	82,184	492,882
HealthCare Global Enterprises Ltd. (b)	25,647	116,874
HEG Ltd.	12,545	325,459
HeidelbergCement India Ltd.	55,622	146,040
Hemisphere Properties India Ltd. (b)	69,230	156,372
Heritage Foods Ltd.	20,786	139,878
Hester Biosciences Ltd.	3,276	94,305
HFCL Ltd.	570,862	774,750
HG Infra Engineering Ltd.	13,100	277,019

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Himadri Speciality Chemical Ltd.	163,263	$771,798
Hinduja Global Solutions Ltd.	11,820	118,969
Hindustan Construction Co. Ltd. (b)	900,069	514,433
Hindustan Copper Ltd.	228,215	872,218
Hindustan Foods Ltd. (b)	22,302	143,367
Hindustan Oil Exploration Co. Ltd. (b)	74,692	175,535
Hindware Home Innovation Ltd.	21,545	114,226
Hle Glascoat Ltd.	19,888	115,828
Home First Finance Co. India Ltd. (d)	22,166	275,256
Honasa Consumer Ltd. (b)	38,624	200,490
Housing & Urban Development Corp. Ltd.	245,288	827,162
ICRA Ltd.	2,128	148,894
IFB Industries Ltd. (b)	6,145	120,678
IFCI Ltd. (b)	543,810	401,593
IIFL Securities Ltd.	82,250	208,072
India Cements Ltd. (b)	119,583	420,998
India Glycols Ltd.	10,176	108,011
India Pesticides Ltd.	21,101	58,874
Indiabulls Housing Finance Ltd.	217,689	434,712
Indiabulls Real Estate Ltd. (b)	323,131	562,115
Indian Energy Exchange Ltd. (d)	299,551	648,550
Indo Count Industries Ltd.	58,501	273,361
Indoco Remedies Ltd.	22,747	88,601
Infibeam Avenues Ltd.	990,212	366,576
Ingersoll Rand India Ltd.	6,031	330,840
Inox Green Energy Services Ltd. (b)	101,531	215,804
Inox Wind Ltd. (b)	229,172	389,871
Intellect Design Arena Ltd.	62,545	801,131
ION Exchange India Ltd.	53,573	369,092
IRB Infrastructure Developers Ltd.	994,484	773,643
IRCON International Ltd. (d)	178,415	576,940
ISGEC Heavy Engineering Ltd.	20,193	301,487
ITD Cementation India Ltd.	70,971	447,380
J Kumar Infraprojects Ltd.	32,962	328,385
Jai Corp. Ltd.	40,595	185,918
Jain Irrigation Systems Ltd. (b)	247,732	224,656
Jaiprakash Associates Ltd. (b)	971,934	119,470
Jaiprakash Power Ventures Ltd. (b)	3,387,338	796,184
Jammu & Kashmir Bank Ltd.	235,103	322,483
Jamna Auto Industries Ltd.	161,909	239,619
JBM Auto Ltd.	14,071	346,141
Jindal Saw Ltd.	80,146	522,709
Jindal Worldwide Ltd.	23,843	98,860
JK Lakshmi Cement Ltd.	44,045	466,899
JK Paper Ltd.	50,884	330,826
JK Tyre & Industries Ltd.	82,043	422,821
JM Financial Ltd.	215,848	226,648
Johnson Controls-Hitachi Air Conditioning India Ltd. (b)	6,613	156,579
JTEKT India Ltd.	63,878	163,549
Security Description	Shares	Value
JTL Industries Ltd.	47,216	$126,024
Jubilant Ingrevia Ltd.	52,407	326,085
Jubilant Pharmova Ltd.	55,698	494,110
Jupiter Wagons Ltd.	78,960	652,654
Just Dial Ltd. (b)	14,453	178,150
Jyothy Labs Ltd.	93,032	481,518
Kalpataru Projects International Ltd.	58,137	819,687
Karnataka Bank Ltd.	80,740	216,888
Karur Vysya Bank Ltd.	244,057	605,054
Kaynes Technology India Ltd. (b)	15,916	735,490
KCP Ltd.	53,574	156,904
KDDL Ltd.	5,318	205,867
KEC International Ltd.	83,164	884,523
Kennametal India Ltd.	1,843	72,953
Kesoram Industries Ltd. (b)	104,671	263,587
Kfin Technologies Ltd. (b)	39,180	328,992
Kiri Industries Ltd. (b)	19,082	74,440
Kirloskar Brothers Ltd.	16,118	410,133
Kirloskar Ferrous Industries Ltd.	34,334	283,195
Kirloskar Oil Engines Ltd.	59,492	994,001
Kirloskar Pneumatic Co. Ltd.	16,197	261,832
KNR Constructions Ltd.	93,171	389,611
Kolte-Patil Developers Ltd.	17,571	91,345
KPI Green Energy Ltd. (d)	12,569	272,045
KRBL Ltd.	34,112	116,035
Krishna Institute of Medical Sciences Ltd. (b) (d)	29,900	747,379
Krsnaa Diagnostics Ltd.	8,336	60,660
KSB Ltd.	7,822	440,565
LA Opala RG Ltd.	33,823	130,283
Lakshmi Machine Works Ltd.	4,270	871,641
Latent View Analytics Ltd. (b)	34,220	205,720
Laxmi Organic Industries Ltd.	26,797	80,544
Lemon Tree Hotels Ltd. (b) (d)	346,738	599,439
LG Balakrishnan & Bros Ltd.	16,285	279,113
Lloyds Engineering Works Ltd.	333,820	283,629
LT Foods Ltd.	119,424	366,976
Lumax Auto Technologies Ltd.	29,250	204,465
Magellanic Cloud Ltd.	28,789	209,494
Mahanagar Gas Ltd.	38,754	742,153
Maharashtra Scooters Ltd.	2,497	268,430
Maharashtra Seamless Ltd.	29,195	229,604
Mahindra Holidays & Resorts India Ltd. (b)	53,702	292,958
Mahindra Lifespace Developers Ltd.	54,949	393,168
Mahindra Logistics Ltd. (d)	16,147	101,670
Maithan Alloys Ltd.	7,205	102,842
Man Infraconstruction Ltd.	68,295	160,624
Manali Petrochemicals Ltd.	78,268	86,783
Manappuram Finance Ltd.	360,021	897,597
Mangalore Refinery & Petrochemicals Ltd.	141,238	363,023
Marksans Pharma Ltd. (b)	185,118	353,065
MAS Financial Services Ltd. (d)	34,189	120,622

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Mastek Ltd.	9,753	$318,845
Mayur Uniquoters Ltd.	11,108	85,021
Medplus Health Services Ltd. (b)	24,847	203,350
Metropolis Healthcare Ltd. (d)	14,197	336,770
Minda Corp. Ltd.	65,606	378,747
Mishra Dhatu Nigam Ltd. (d)	41,014	226,127
MM Forgings Ltd.	7,290	108,208
MOIL Ltd.	55,353	328,152
Mold-Tek Packaging Ltd.	18,338	176,326
Morepen Laboratories Ltd. (b)	213,678	142,755
Motilal Oswal Financial Services Ltd.	84,468	622,513
Mrs Bectors Food Specialities Ltd.	20,709	341,489
MSTC Ltd.	19,228	197,681
MTAR Technologies Ltd. (b)	14,083	313,833
Multi Commodity Exchange of India Ltd.	17,489	822,966
Natco Pharma Ltd.	60,153	841,727
National Aluminium Co. Ltd.	616,360	1,383,026
Nava Ltd.	52,825	472,709
Navneet Education Ltd.	77,362	145,266
Nazara Technologies Ltd. (b)	25,361	264,323
NBCC India Ltd.	401,733	756,181
NCC Ltd.	333,078	1,264,009
NELCO Ltd.	12,566	116,080
Neogen Chemicals Ltd.	6,650	126,664
NESCO Ltd.	20,189	223,589
Network18 Media & Investments Ltd. (b)	159,275	152,117
Neuland Laboratories Ltd.	5,457	489,823
Newgen Software Technologies Ltd.	36,381	423,963
NIIT Learning Systems Ltd.	56,830	303,377
NIIT Ltd.	56,830	69,971
Nilkamal Ltd.	2,824	66,027
NMDC Steel Ltd. (b)	811,181	551,569
NOCIL Ltd.	79,588	263,329
NRB Bearings Ltd.	41,404	173,461
Nuvama Wealth Management Ltd. (b)	4,435	263,550
Nuvoco Vistas Corp. Ltd. (b)	72,676	316,415
Olectra Greentech Ltd.	28,371	605,356
Orient Cement Ltd.	83,145	274,450
Orient Electric Ltd.	89,052	288,640
Orissa Minerals Development Co. Ltd. (b)	2,635	224,551
Paisalo Digital Ltd.	429,517	382,709
Paradeep Phosphates Ltd. (d)	283,756	284,343
Parag Milk Foods Ltd. (b) (d)	51,912	109,063
Paras Defence & Space Technologies Ltd. (b)	13,928	235,292
Patel Engineering Ltd. (b)	315,258	248,728
PCBL Ltd.	115,462	354,760
PDS Ltd.	12,757	84,187
PG Electroplast Ltd. (b)	7,476	318,692
Security Description	Shares	Value
Piramal Pharma Ltd. (b)	411,592	$776,120
PNC Infratech Ltd.	82,174	474,444
Poly Medicure Ltd.	31,179	721,842
Polyplex Corp. Ltd.	10,366	124,653
Power Mech Projects Ltd.	3,948	234,096
Praj Industries Ltd.	83,967	733,714
Prakash Industries Ltd. (b)	89,187	196,733
Pricol Ltd. (b)	46,781	276,044
Prince Pipes & Fittings Ltd. (b)	29,474	238,337
Prism Johnson Ltd. (b)	87,948	184,655
Procter & Gamble Health Ltd.	5,178	313,592
Protean eGov Technologies Ltd. (b)	7,457	102,840
PTC India Ltd.	174,773	431,758
Punjab Chemicals & Crop Protection Ltd.	4,930	83,837
PVR Inox Ltd. (b)	47,807	818,316
Quess Corp. Ltd. (d)	25,739	185,802
Railtel Corp. of India Ltd.	64,225	358,528
Rain Industries Ltd. (b)	127,053	245,002
Rainbow Children's Medicare Ltd. (b)	35,907	536,468
Rajesh Exports Ltd. (b)	95,906	324,450
Rajratan Global Wire Ltd.	9,486	67,094
Rallis India Ltd.	61,695	230,725
Ramco Industries Ltd.	21,985	65,598
Ramkrishna Forgings Ltd.	57,984	618,867
Rashtriya Chemicals & Fertilizers Ltd.	108,611	251,627
Rategain Travel Technologies Ltd. (b)	20,828	186,394
RattanIndia Enterprises Ltd. (b)	233,927	236,795
RattanIndia Power Ltd. (b)	1,428,191	305,206
Raymond Ltd.	23,312	817,105
RBL Bank Ltd. (d)	313,460	988,562
Redington Ltd.	391,757	1,006,412
Redtape Ltd. (b)	29,624	272,447
Reliance Infrastructure Ltd. (b)	183,669	440,365
Reliance Power Ltd. (b)	1,943,080	674,121
Religare Enterprises Ltd. (b)	72,338	207,452
Repco Home Finance Ltd.	33,672	221,748
Responsive Industries Ltd.	80,142	310,284
Restaurant Brands Asia Ltd. (b)	216,216	257,683
Rhi Magnesita India Ltd.	45,359	346,581
RITES Ltd.	48,525	402,399
Rolex Rings Ltd. (b)	9,481	283,984
RPSG Ventures Ltd. (b)	11,026	95,216
Safari Industries India Ltd.	16,846	411,779
Saksoft Ltd.	27,254	91,547
Sandur Manganese & Iron Ores Ltd.	33,428	217,535
Sanghvi Movers Ltd.	15,188	193,585
Sanofi Consumer Healthcare India Ltd. (b)	6,258	283,127
Sanofi India Ltd.	6,258	487,807
Sansera Engineering Ltd. (d)	8,177	126,615
Sapphire Foods India Ltd. (b)	25,098	471,727

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Saregama India Ltd.	56,127	$373,866
Sasken Technologies Ltd.	7,839	167,835
Satin Creditcare Network Ltd. (b)	50,303	132,991
Schneider Electric Infrastructure Ltd. (b)	43,715	453,624
Sequent Scientific Ltd. (b)	70,814	99,299
Sharda Cropchem Ltd.	22,650	121,280
Share India Securities Ltd. (b)	22,835	82,057
Sheela Foam Ltd. (b)	20,362	223,442
Shilpa Medicare Ltd. (b)	24,242	165,591
Shipping Corp. of India Ltd.	122,389	369,644
Shivalik Bimetal Controls Ltd.	20,873	145,520
Shoppers Stop Ltd. (b)	28,785	260,364
Shree Renuka Sugars Ltd. (b)	557,485	327,856
Shyam Metalics & Energy Ltd. (b)	7,118	57,140
SIS Ltd. (b)	29,801	161,143
SJS Enterprises Ltd. (b)	17,030	159,655
Sobha Ltd.	25,211	591,565
SOM Distilleries & Breweries Ltd. (b)	93,292	127,328
Somany Ceramics Ltd.	13,943	139,183
Sonata Software Ltd.	117,480	834,670
South Indian Bank Ltd.	717,585	231,830
Spandana Sphoorty Financial Ltd. (b)	22,571	191,192
SpiceJet Ltd. (b)	130,512	81,324
Star Cement Ltd. (b)	93,246	236,069
Steel Strips Wheels Ltd.	41,667	108,260
Sterling & Wilson Renewable (b)	51,814	443,281
Sterlite Technologies Ltd.	107,577	176,613
Strides Pharma Science Ltd.	47,859	544,578
Stylam Industries Ltd.	6,404	147,598
Subex Ltd. (b)	374,417	132,951
Sudarshan Chemical Industries Ltd.	27,419	296,311
Sula Vineyards Ltd.	33,886	202,473
Sun Pharma Advanced Research Co. Ltd. (b)	52,726	151,999
Sundaram Clayton Ltd. Preference Shares (b)	3,570	86
Sundaram-Clayton Ltd.	3,368	62,329
Sunteck Realty Ltd. (b)	38,213	256,281
Suprajit Engineering Ltd.	52,922	324,212
Supreme Petrochem Ltd.	49,106	450,589
Supriya Lifescience Ltd.	25,778	119,821
Surya Roshni Ltd.	28,060	210,179
Suryoday Small Finance Bank Ltd. (b)	54,772	123,840
Suven Pharmaceuticals Ltd. (b)	72,578	699,778
Swan Energy Ltd.	46,482	327,151
Swaraj Engines Ltd.	4,940	170,986
Symphony Ltd.	11,986	168,878
Syrma SGS Technology Ltd.	43,345	258,342
Tamil Nadu Newsprint & Papers Ltd.	21,088	68,678
Security Description	Shares	Value
Tamilnad Mercantile Bank Ltd.	62,751	$354,664
Tanla Platforms Ltd.	46,069	520,205
Tata Investment Corp. Ltd.	9,068	704,093
Tata Teleservices Maharashtra Ltd. (b)	362,956	338,331
TCI Express Ltd.	7,786	114,058
TD Power Systems Ltd.	52,797	225,086
TeamLease Services Ltd. (b)	7,576	268,675
Techno Electric & Engineering Co. Ltd.	27,060	504,060
Technocraft Industries India Ltd. (b)	4,496	155,680
Tega Industries Ltd.	13,495	265,077
Tejas Networks Ltd. (b) (d)	44,061	746,666
Texmaco Rail & Engineering Ltd.	101,012	300,901
Thirumalai Chemicals Ltd.	40,749	146,772
Thomas Cook India Ltd.	63,528	183,893
Thyrocare Technologies Ltd. (b) (d)	7,591	58,015
Tilaknagar Industries Ltd.	51,775	155,820
Time Technoplast Ltd.	83,586	323,167
Tips Industries Ltd.	26,524	129,873
Titagarh Rail System Ltd.	44,818	999,607
Transport Corp. of India Ltd.	19,468	211,063
Triveni Engineering & Industries Ltd.	60,567	287,664
Triveni Turbine Ltd.	90,168	670,955
TTK Prestige Ltd.	30,664	289,329
TV18 Broadcast Ltd. (b)	287,364	141,912
TVS Holdings Ltd.	3,368	534,843
TVS Srichakra Ltd.	2,125	108,838
Uflex Ltd.	36,381	226,739
Ujjivan Small Finance Bank Ltd. (d)	436,635	235,892
Unichem Laboratories Ltd. (b)	14,406	91,900
Usha Martin Ltd.	115,543	537,411
UTI Asset Management Co. Ltd.	54,217	650,506
VA Tech Wabag Ltd. (b)	32,967	506,400
Vaibhav Global Ltd.	25,636	94,874
Valor Estate Ltd. (b)	88,524	197,510
Vardhman Textiles Ltd.	71,148	409,888
Varroc Engineering Ltd. (b) (d)	30,212	235,845
Venky's India Ltd.	3,586	82,714
Vesuvius India Ltd.	6,530	394,216
V-Guard Industries Ltd.	120,170	621,260
Vijaya Diagnostic Centre Pvt Ltd.	30,021	269,617
Vindhya Telelinks Ltd.	5,412	153,788
VIP Industries Ltd.	51,346	298,670
V-Mart Retail Ltd. (b)	5,449	190,962
Voltamp Transformers Ltd.	3,715	490,231
VRL Logistics Ltd.	23,107	156,162
VST Industries Ltd.	1,585	75,942
VST Tillers Tractors Ltd.	3,266	163,401
Welspun Corp. Ltd.	88,202	580,750
Welspun Enterprises Ltd.	46,018	247,867

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Welspun Living Ltd.	198,716	$366,178
West Coast Paper Mills Ltd.	19,449	156,245
Westlife Foodworld Ltd.	41,239	415,295
Wockhardt Ltd. (b)	31,833	262,108
Wonderla Holidays Ltd.	14,624	160,292
Zen Technologies Ltd.	22,622	318,777
Zensar Technologies Ltd.	81,947	734,440
Zydus Wellnes Ltd.	9,850	210,968
		168,304,293
INDONESIA — 1.9%
ABM Investama Tbk. PT	484,700	105,672
Adi Sarana Armada Tbk. PT (b)	355,875	13,909
AKR Corporindo Tbk. PT	6,342,900	627,511
Arwana Citramulia Tbk. PT	1,682,500	58,053
Aspirasi Hidup Indonesia Tbk. PT	3,405,314	177,804
Astra Agro Lestari Tbk. PT	327,022	107,842
Astra Otoparts Tbk. PT	703,200	81,378
Bank Aladin Syariah Tbk. PT (b)	4,193,000	235,576
Bank BTPN Syariah Tbk. PT	1,771,224	123,851
Bank Danamon Indonesia Tbk. PT	2,026,288	319,256
Bank OCBC Nisp Tbk. PT	3,472,100	269,287
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,840,700	109,037
Bank Pembangunan Daerah Jawa Timur Tbk. PT	5,954,200	190,898
Bank Tabungan Negara Persero Tbk. PT	5,428,499	419,362
BFI Finance Indonesia Tbk. PT	6,693,695	386,293
Bintang Oto Global Tbk. PT (b)	3,346,763	172,703
Bumi Resources Minerals Tbk. PT (b)	56,596,200	504,614
Bumi Serpong Damai Tbk. PT (b)	8,293,000	483,653
Bumitama Agri Ltd.	723,700	376,468
Cemindo Gemilang PT (b)	2,515,400	165,133
Cikarang Listrindo Tbk. PT (d)	415,000	16,220
Ciputra Development Tbk. PT	7,677,199	529,785
Dharma Satya Nusantara Tbk. PT	3,961,400	149,989
Erajaya Swasembada Tbk. PT	6,401,600	147,774
ESSA Industries Indonesia Tbk. PT	6,187,600	290,959
Harum Energy Tbk. PT (b)	2,235,170	155,609
Impack Pratama Industri Tbk. PT	5,832,200	126,082
Indika Energy Tbk. PT	1,062,300	82,065
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	6,332,365	299,700
Inti Agri Resources Tbk. PT (b) (e)	258,200	—
Japfa Comfeed Indonesia Tbk. PT (b)	4,372,347	380,494
Jasa Marga Persero Tbk. PT	1,801,014	547,728
M Cash Integrasi PT (b)	134,716	6,911
Security Description	Shares	Value
Map Aktif Adiperkasa PT	4,477,200	$213,265
Matahari Department Store Tbk. PT	498,900	43,263
Medco Energi Internasional Tbk. PT	5,055,792	412,182
Media Nusantara Citra Tbk. PT	1,728,100	32,926
Medikaloka Hermina Tbk. PT	6,815,653	563,982
Metrodata Electronics Tbk. PT	6,123,145	215,011
Midi Utama Indonesia Tbk. PT	3,438,000	83,982
Mitra Pinasthika Mustika Tbk. PT	1,541,200	90,825
Pabrik Kertas Tjiwi Kimia Tbk. PT	1,047,985	556,792
Pacific Strategic Financial Tbk. PT (b)	6,623,400	420,662
Pakuwon Jati Tbk. PT	14,125,800	315,728
Panin Financial Tbk. PT (b)	7,551,800	141,121
Pantai Indah Kapuk Dua Tbk. PT (b)	1,123,500	337,565
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	2,833,423	140,157
Petrindo Jaya Kreasi Tbk. PT (b)	1,128,500	603,015
Prodia Widyahusada Tbk. PT	434,436	75,081
Rimo International Lestari Tbk. PT (b) (e)	100,200	—
Saratoga Investama Sedaya Tbk. PT	1,819,400	159,441
Sawit Sumbermas Sarana Tbk. PT (b)	2,590,500	162,153
Selamat Sempurna Tbk. PT	1,617,200	183,694
Siloam International Hospitals Tbk. PT	1,702,400	280,701
Sumber Tani Agung Resources Tbk. PT	1,356,200	59,217
Summarecon Agung Tbk. PT (b)	6,723,215	205,289
Timah Tbk. PT (b)	1,193,412	63,770
Trada Alam Minera Tbk. PT (b) (e)	6,757,200	—
Triputra Agro Persada PT	2,394,800	81,899
Ultrajaya Milk Industry & Trading Co. Tbk. PT	581,200	65,662
XL Axiata Tbk. PT	3,453,732	455,576
		13,624,575
KUWAIT — 1.2%
A'ayan Leasing & Investment Co. KSCP	207,916	100,993
Al Ahli Bank of Kuwait KSCP	781,098	697,704
ALAFCO Aviation Lease & Finance Co. KSCP (b)	300,045	218,126
Ali Alghanim Sons Automotive Co. KSCC	85,940	284,085
Arabi Group Holding KSC (b)	170,546	168,461
Arzan Financial Group for Financing & Investment KPSC	393,974	237,605
Boubyan Petrochemicals Co. KSCP	284,331	549,660

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Boursa Kuwait Securities Co. KPSC	78,329	$519,129
Commercial Real Estate Co. KSC	1,095,595	439,309
Gulf Cables & Electrical Industries Group Co. KSCP	98,992	462,769
Heavy Engineering & Ship Building Co. KSCP Class B	91,870	276,434
Humansoft Holding Co. KSC	74,352	651,777
Integrated Holding Co. KCSC	157,163	270,008
Jazeera Airways Co. KSCP	58,512	171,673
Kuwait International Bank KSCP	651,191	377,871
Kuwait Real Estate Co. KSC (b)	378,561	276,439
Kuwait Telecommunications Co.	134,778	233,308
Mezzan Holding Co. KSCC	91,991	216,520
National Industries Group Holding SAK	1,538,908	1,078,615
National Investments Co. KSCP	302,675	240,759
National Real Estate Co. KPSC (b)	740,794	201,168
Salhia Real Estate Co. KSCP	302,362	409,063
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	334,776	173,527
Warba Bank KSCP (b)	1,290,935	740,683
		8,995,686
MALAYSIA — 4.4%
Aeon Co. M Bhd.	375,200	110,552
AEON Credit Service M Bhd.	110,300	174,656
AFFIN Bank Bhd.	568,877	300,266
Alliance Bank Malaysia Bhd.	819,600	658,460
Ancom Nylex Bhd.	331,395	76,570
Astro Malaysia Holdings Bhd.	448,791	31,394
Axis Real Estate Investment Trust	1,223,719	474,702
Bank Islam Malaysia Bhd.	816,418	430,923
Berjaya Corp. Bhd. (b)	2,223,759	146,129
Berjaya Food Bhd.	751,291	85,998
Bermaz Auto Bhd.	567,600	301,998
British American Tobacco Malaysia Bhd.	59,136	104,044
Bumi Armada Bhd. (b)	2,624,500	311,546
Bursa Malaysia Bhd.	463,947	869,378
Cahya Mata Sarawak Bhd.	472,100	139,103
Capital A Bhd. (b)	1,440,200	262,548
Carlsberg Brewery Malaysia Bhd. Class B	83,600	331,387
Chin Hin Group Bhd. (b)	921,900	680,066
CTOS Digital Bhd.	1,511,000	474,039
D&O Green Technologies Bhd.	383,924	297,862
Dagang NeXchange Bhd. (b)	1,894,618	180,727
Datasonic Group Bhd.	1,271,500	137,460
Dayang Enterprise Holdings Bhd.	544,700	303,670
DRB-Hicom Bhd.	452,300	130,393
Dufu Technology Corp. Bhd.	124,477	67,813
Security Description	Shares	Value
Duopharma Biotech Bhd.	284,891	$76,092
Eco World Development Group Bhd.	831,000	264,229
Ekovest Bhd. (b)	1,871,500	174,554
Farm Fresh Bhd.	542,500	174,796
FGV Holdings Bhd.	220,400	59,801
Formosa Prosonic Industries Bhd.	86,000	54,690
Fraser & Neave Holdings Bhd.	87,100	586,760
Frontken Corp. Bhd.	750,415	709,454
Gas Malaysia Bhd.	229,800	175,364
Genetec Technology Bhd. (b)	331,188	157,257
Genting Plantations Bhd.	249,347	317,135
Globetronics Technology Bhd.	394,900	123,890
Greatech Technology Bhd. (b)	296,900	330,413
HAP Seng Consolidated Bhd.	438,700	406,385
Hap Seng Plantations Holdings Bhd.	151,800	56,633
Hartalega Holdings Bhd. (b)	1,240,900	862,777
Heineken Malaysia Bhd.	99,400	464,393
Hengyuan Refining Co. Bhd. (b)	132,000	76,948
Hextar Global Bhd.	1,010,556	185,295
Hiap Teck Venture Bhd.	1,255,244	113,085
Hibiscus Petroleum Bhd.	424,460	209,643
IGB Real Estate Investment Trust	1,238,300	482,983
IJM Corp. Bhd.	1,726,985	1,116,546
IOI Properties Group Bhd.	1,176,100	550,966
ITMAX SYSTEM Bhd.	253,800	137,727
Kelington Group Bhd.	415,742	301,396
Kossan Rubber Industries Bhd.	660,204	328,878
KPJ Healthcare Bhd.	1,670,864	683,576
Leong Hup International Bhd.	1,126,200	148,012
Lotte Chemical Titan Holding Bhd. (b) (d)	240,731	62,256
Magnum Bhd.	148,990	35,372
Mah Sing Group Bhd.	1,230,900	451,395
Malakoff Corp. Bhd.	945,500	153,324
Malayan Cement Bhd.	192,400	203,106
Malayan Flour Mills Bhd.	891,519	161,579
Malaysia Smelting Corp. Bhd.	154,700	83,950
Malaysian Pacific Industries Bhd.	60,800	508,052
Malaysian Resources Corp. Bhd.	1,658,400	212,683
Matrix Concepts Holdings Bhd.	656,550	247,729
MBM Resources Bhd.	131,400	147,346
MBSB Bhd.	2,391,207	410,573
Mega First Corp. Bhd.	466,819	466,077
My EG Services Bhd.	3,456,758	747,407
Nationgate Holdings Bhd.	573,500	222,471
OSK Holdings Bhd.	595,900	200,844
Padini Holdings Bhd.	316,100	244,571
Pavilion Real Estate Investment Trust	931,000	274,317
Pentamaster Corp. Bhd.	419,459	446,356
PIE Industrial Bhd.	178,079	236,306

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
PMB Technology Bhd. (b)	549,400	$287,656
RCE Capital Bhd.	145,500	86,976
Sam Engineering & Equipment M Bhd.	130,300	169,867
Scientex Bhd.	603,164	551,062
SFP Tech Holdings Bhd.	648,400	107,895
Sime Darby Property Bhd.	2,399,300	681,518
SKP Resources Bhd.	582,315	141,953
SP Setia Bhd. Group	1,523,009	445,523
Sports Toto Bhd.	395,072	129,806
Sunway Bhd.	1,468,114	1,123,453
Sunway Real Estate Investment Trust	1,832,200	601,995
Supermax Corp. Bhd. (b)	655,293	121,544
Syarikat Takaful Malaysia Keluarga Bhd.	362,914	286,946
Ta Ann Holdings Bhd.	254,811	205,793
Top Glove Corp. Bhd. (b)	3,486,500	812,962
TSH Resources Bhd.	574,972	140,163
Uchi Technologies Bhd.	214,000	180,545
UEM Sunrise Bhd.	902,600	206,637
Unisem M Bhd.	421,882	372,025
United Plantations Bhd.	140,100	727,599
UWC Bhd. (b)	209,527	132,356
Velesto Energy Bhd.	4,045,700	227,262
ViTrox Corp. Bhd.	552,400	482,435
VS Industry Bhd.	2,265,100	609,789
WCE Holdings Bhd. (b)	907,200	166,344
WCT Holdings Bhd. (b)	1,057,300	194,987
Yinson Holdings Bhd.	1,520,704	751,084
		31,873,251
MEXICO — 0.7%
Betterware de Mexico SAPI de CV (c)	9,344	136,516
Bolsa Mexicana de Valores SAB de CV	355,609	602,486
Controladora Vuela Cia de Aviacion SAB de CV Class A (b) (c)	544,739	344,977
FIBRA Macquarie Mexico REIT (d)	490,132	831,741
Genomma Lab Internacional SAB de CV Class B (c)	522,949	492,191
Grupo Herdez SAB de CV (c)	81,185	234,824
Grupo Rotoplas SAB de CV (c)	98,223	146,484
Grupo Traxion SAB de CV (b) (c) (d)	172,144	256,350
La Comer SAB de CV	281,006	548,012
Nemak SAB de CV (b) (c) (d)	2,161,408	343,972
TF Administradora Industrial S de Real de CV REIT	552,694	1,182,736
		5,120,289
MONACO — 0.1%
Costamare, Inc.	38,664	635,249
Security Description	Shares	Value
Safe Bulkers, Inc.	60,902	$354,450
		989,699
PHILIPPINES — 0.6%
Alliance Global Group, Inc.	2,529,283	373,724
AREIT, Inc.	449,000	264,302
Cebu Air, Inc. (b)	42,600	19,770
Century Pacific Food, Inc.	880,255	482,864
Converge Information & Communications Technology Solutions, Inc. (b)	938,800	184,207
D&L Industries, Inc.	2,355,652	239,548
First Gen Corp.	297,100	91,043
LT Group, Inc.	2,364,568	393,362
Manila Water Co., Inc.	759,700	353,867
Megaworld Corp.	6,014,000	179,571
MREIT, Inc.	620,100	135,428
Philcomsat Holdings Corp. (b) (e)	36,115	—
Puregold Price Club, Inc.	613,100	253,153
Real Commercial REIT, Inc.	2,587,400	231,771
Robinsons Land Corp.	1,510,072	383,901
Robinsons Retail Holdings, Inc.	272,000	162,665
Security Bank Corp.	248,409	266,596
Synergy Grid & Development Phils, Inc.	160,900	26,300
Wilcon Depot, Inc.	748,900	228,725
		4,270,797
POLAND — 1.7%
11 bit studios SA (b)	2,050	320,755
Alior Bank SA	62,246	1,584,776
Asseco Poland SA	47,342	942,707
Atlas Lithium Corp. (b) (c)	5,224	54,225
Auto Partner SA	27,267	162,786
Bank Millennium SA (b)	434,334	1,013,433
Benefit Systems SA	1,380	995,510
CCC SA (b)	15,917	487,007
Celon Pharma SA	3,012	11,718
CI Games SA (b)	91,934	39,426
Dom Development SA	3,329	145,083
Enea SA (b)	151,143	400,411
Eurocash SA (b)	52,277	169,833
Grenevia SA (b)	200,097	127,423
Grupa Azoty SA (b)	29,231	146,444
Grupa Kety SA	6,497	1,446,453
Jastrzebska Spolka Weglowa SA (b)	35,866	264,085
KRUK SA	12,498	1,438,185
Lubelski Wegiel Bogdanka SA	6,039	46,449
Mo-BRUK SA	1,570	123,997
Neuca SA	1,087	248,222
PKP Cargo SA (b)	27,621	113,781
PlayWay SA	1,799	150,810
Stalprodukt SA (b)	736	40,095
Tauron Polska Energia SA (b)	790,233	778,429
TEN Square Games SA (b)	1,337	27,255

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Text SA	11,600	$221,032
Wirtualna Polska Holding SA	12,069	315,231
XTB SA (d)	34,499	614,795
Zespol Elektrowni Patnow Adamow Konin SA (b)	9,886	46,478
		12,476,834
QATAR — 0.4%
Al Khaleej Takaful Group QSC	163,585	105,672
Al Meera Consumer Goods Co. QSC	72,889	288,073
Baladna	675,137	242,908
Doha Bank QPSC	1,003,299	393,494
Gulf International Services QSC	689,308	620,964
Gulf Warehousing Co.	157,473	142,941
Lesha Bank LLC (b)	566,844	199,898
Mannai Corp. QSC	25,179	26,610
Mazaya Real Estate Development QPSC	550,184	95,953
Medicare Group	190,161	224,475
Qatari Investors Group QSC	474,965	203,892
Salam International Investment Ltd. QSC	592,694	110,693
United Development Co. QSC	1,322,633	405,399
		3,060,972
RUSSIA — 0.0%
Globaltrans Investment PLC GDR (b) (e)	121,419	—
M.Video PJSC (b) (e)	61,705	—
Mosenergo PJSC (e)	8,150,848	—
OGK-2 PJSC (e)	21,527,092	—
		—
SAUDI ARABIA — 3.8%
Abdul Mohsen Al-Hokair Tourism & Development Co. (b)	130,617	91,219
Al Babtain Power & Telecommunication Co.	27,452	280,623
Al Hassan Ghazi Ibrahim Shaker Co. (b)	16,253	130,185
Al Jouf Agricultural Development Co.	8,181	145,015
Al Jouf Cement Co. (b)	39,237	111,490
Al Khaleej Training & Education Co. (b)	25,907	214,418
Al Maather REIT Fund	33,931	80,224
Al Masane Al Kobra Mining Co.	21,826	374,665
Al Moammar Information Systems Co.	9,617	428,607
Al Rajhi Co. for Co-operative Insurance (b)	24,173	1,210,068
Al Rajhi REIT	152,716	336,646
Al Yamamah Steel Industries Co. (b)	5,064	48,459
Alahli REIT Fund 1	50,789	105,461
Alamar Foods	8,689	183,433
Alandalus Property Co.	39,710	259,328
Security Description	Shares	Value
Alaseel Co.	108,561	$133,979
Al-Etihad Cooperative Insurance Co.	29,401	141,535
Alinma Retail REIT Fund	161,795	214,341
AlJazira Takaful Ta'awuni Co. (b)	8,188	39,678
Alkhabeer REIT	106,762	176,153
AlKhorayef Water & Power Technologies Co. (b)	7,121	367,856
Almunajem Foods Co.	10,916	303,190
AlSaif Stores For Development & Investment Co.	93,137	233,364
Alujain Corp. (b)	24,017	261,834
Amlak International Finance Co. (b)	21,010	57,683
Anaam International Holding Group Co. (b)	232,015	77,305
Arab Sea Information Systems Co. (b)	30,930	59,030
Arabian Cement Co.	39,050	297,694
Arabian Shield Cooperative Insurance Co. (b)	14,774	83,408
Arriyadh Development Co.	62,406	355,646
Astra Industrial Group	24,361	1,014,284
Ataa Educational Co.	13,476	219,835
Ayyan Investment Co. (b)	19,015	88,192
Basic Chemical Industries Ltd. (b)	8,909	71,835
Batic Investments & Logistic Co. (b)	199,628	176,662
Bawan Co.	25,654	300,537
Bonyan REIT	33,470	84,755
Buruj Cooperative Insurance Co. (b)	16,449	84,534
City Cement Co.	52,673	271,536
Derayah REIT	104,443	174,554
Eastern Province Cement Co.	35,240	304,344
Electrical Industries Co.	209,748	355,022
First Milling Co.	5,967	113,722
Fitaihi Holding Group (b)	80,010	81,255
Gulf Insurance Group	12,353	101,416
Halwani Brothers Co. (b)	13,125	168,628
Herfy Food Services Co. (b)	15,457	117,629
Jahez International Co. (b)	62,623	463,213
Jamjoom Pharmaceuticals Factory Co.	11,948	463,703
Jazan Development & Investment Co. (b)	33,924	139,798
L'Azurde Co. for Jewelry	13,938	56,100
Lumi Rental Co. (b)	6,646	160,499
Maharah Human Resources Co.	120,599	192,555
Malath Cooperative Insurance Co. (b)	14,311	68,358
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	30,797	228,211
Methanol Chemicals Co. (b)	20,353	83,005
Middle East Healthcare Co. (b)	28,432	654,794

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Middle East Paper Co.	33,214	$358,558
Najran Cement Co. (b)	48,685	118,611
Naqi Water Co.	5,511	95,630
National Agriculture Development Co. (b)	101,388	860,755
National Co. for Glass Industries	16,568	189,015
National Co. for Learning & Education	12,610	537,125
National Gas & Industrialization Co.	26,592	634,392
National Medical Care Co.	15,254	883,135
Nayifat Finance Co. (b)	21,659	71,127
Northern Region Cement Co.	47,336	114,567
Perfect Presentation For Commercial Services Co. (b)	58,548	229,722
Qassim Cement Co.	36,858	558,038
Retal Urban Development Co.	120,778	358,638
Riyad REIT Fund	153,421	280,130
Saudi Advanced Industries Co.	22,910	263,811
Saudi Arabia Refineries Co.	3,802	77,933
Saudi Automotive Services Co.	25,015	372,064
Saudi Ceramic Co. (b)	32,146	254,059
Saudi Chemical Co. Holding	288,746	868,178
Saudi Co. For Hardware CJSC (b)	5,608	52,394
Saudi Fisheries Co. (b)	8,012	47,795
Saudi Ground Services Co. (b)	60,978	866,331
Saudi Marketing Co. (b)	9,697	60,483
Saudi Paper Manufacturing Co.	12,989	261,054
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	26,088	203,052
Saudi Printing & Packaging Co. (b)	14,995	55,957
Saudi Public Transport Co. (b)	47,864	223,525
Saudi Real Estate Co. (b)	98,598	501,453
Saudi Reinsurance Co. (b)	21,859	163,144
Saudi Steel Pipe Co.	11,539	199,001
Saudi Vitrified Clay Pipe Co. Ltd. (b)	7,410	85,031
Scientific & Medical Equipment House Co. (b)	3,484	46,294
Sedco Capital REIT Fund	81,923	174,476
Shams (b)	252,581	54,534
SHL Finance Co. (b)	26,507	105,983
Sinad Holding Co. (b)	39,357	135,960
Southern Province Cement Co.	31,706	307,206
Sumou Real Estate Co.	14,337	155,920
Sustained Infrastructure Holding Co.	29,256	290,096
Tabuk Cement Co.	32,837	107,309
Tanmiah Food Co.	2,806	89,754
Theeb Rent A Car Co.	12,658	229,096
Umm Al-Qura Cement Co. (b)	27,909	124,830
United Electronics Co.	27,844	701,370
United International Transportation Co.	26,279	616,418
Security Description	Shares	Value
United Wire Factories Co.	8,434	$63,059
Wafrah for Industry & Development (b)	6,810	78,418
Walaa Cooperative Insurance Co. (b)	23,152	178,657
Yamama Cement Co.	71,945	639,558
Yanbu Cement Co.	57,956	425,602
Zahrat Al Waha For Trading Co.	5,123	53,052
Zamil Industrial Investment Co. (b)	22,640	145,679
		27,609,492
SINGAPORE — 0.2%
Geo Energy Resources Ltd. (c)	628,000	134,381
Guan Chong Bhd.	326,510	254,702
Japfa Ltd. (b)	493,200	121,913
Riverstone Holdings Ltd.	325,600	233,043
Silverlake Axis Ltd.	455,600	94,129
Yangzijiang Financial Holding Ltd.	1,879,000	485,261
		1,323,429
SOUTH AFRICA — 4.0%
Adcock Ingram Holdings Ltd.	49,818	163,968
Advtech Ltd.	453,403	702,700
AECI Ltd.	69,830	413,129
Afrimat Ltd.	95,535	370,368
Astral Foods Ltd. (b)	25,177	225,766
Attacq Ltd. REIT	281,100	167,028
AVI Ltd.	241,279	1,249,868
Barloworld Ltd.	110,007	504,851
Burstone Group Ltd. REIT	148,659	58,454
City Lodge Hotels Ltd.	248,007	58,810
Coronation Fund Managers Ltd.	101,539	199,630
Curro Holdings Ltd.	405,674	250,380
DataTec Ltd.	152,104	312,371
Dis-Chem Pharmacies Ltd. (c) (d)	257,931	475,463
DRDGOLD Ltd. (c)	362,971	312,084
Emira Property Fund Ltd. REIT	94,412	53,411
Equites Property Fund Ltd. REIT (c)	305,170	213,753
Fairvest Ltd. Class B, REIT	1,034,145	218,043
Famous Brands Ltd.	28,736	82,164
Fortress Real Estate Investments Ltd. Class B	715,256	647,099
Foschini Group Ltd.	236,139	1,648,964
Grindrod Ltd.	351,515	289,528
Hosken Consolidated Investments Ltd. (b) (c)	39,924	383,563
Hudaco Industries Ltd.	22,471	208,589
Hyprop Investments Ltd. REIT	272,482	468,562
Investec Ltd.	118,484	858,328
JSE Ltd.	39,086	232,782
KAP Ltd. (b)	955,442	149,124
Lesaka Technologies, Inc. (b)	28,445	133,123
Life Healthcare Group Holdings Ltd. (c)	1,063,729	748,572

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Momentum Metropolitan Holdings	860,928	$1,079,696
Motus Holdings Ltd. (c)	128,402	649,675
Mr Price Group Ltd. (c)	185,267	2,089,276
MultiChoice Group (b)	201,606	1,176,955
Netcare Ltd.	822,173	573,630
Ninety One Ltd.	108,846	226,514
Oceana Group Ltd. (c)	55,590	218,737
Omnia Holdings Ltd.	114,902	416,504
Pan African Resources PLC	788,752	261,333
Pick n Pay Stores Ltd. (b) (c)	158,959	223,814
PPC Ltd. (b)	544,043	95,937
PSG Financial Services Ltd.	871,774	827,851
Redefine Properties Ltd. REIT	5,166,463	1,137,414
Resilient REIT Ltd.	201,182	516,286
Reunert Ltd.	94,820	364,740
SA Corporate Real Estate Ltd. REIT	852,306	120,891
Santam Ltd.	34,029	606,950
Sappi Ltd.	392,108	1,042,329
SPAR Group Ltd. (b)	102,786	666,308
Stor-Age Property REIT Ltd. (c)	277,808	210,714
Sun International Ltd.	127,208	257,621
Super Group Ltd.	296,920	459,689
Telkom SA SOC Ltd. (b)	213,044	285,964
Thungela Resources Ltd.	99,862	609,563
Tiger Brands Ltd. (c)	108,837	1,185,942
Transaction Capital Ltd. (b)	247,106	39,245
Truworths International Ltd. (c)	266,580	1,361,806
Tsogo Sun Ltd.	244,979	148,517
Vukile Property Fund Ltd. REIT (c)	637,250	533,950
Wilson Bayly Holmes-Ovcon Ltd.	32,955	288,907
Zeda Ltd. (b)	93,102	62,969
		29,540,202
TAIWAN — 28.7%
91APP, Inc.	41,000	124,233
Aaeon Technology, Inc. (b)	31,000	169,135
Abico Avy Co. Ltd. (c)	77,000	86,633
Ability Enterprise Co. Ltd.	148,000	247,264
Ability Opto-Electronics Technology Co. Ltd.	61,070	496,971
AcBel Polytech, Inc. (b) (c)	501,709	600,817
Acepodia, Inc. (b)	217,481	169,271
Acer E-Enabling Service Business, Inc.	15,000	131,776
Acme Electronics Corp. (b)	76,221	104,082
Acter Group Corp. Ltd.	60,000	488,263
Action Electronics Co. Ltd.	305,000	219,056
Actron Technology Corp. (c)	40,983	288,030
ADATA Technology Co. Ltd. (c)	191,776	638,436
Addcn Technology Co. Ltd.	20,999	129,781
Adimmune Corp. (b)	164,362	144,646
Adlink Technology, Inc. (c)	60,000	151,473
Advanced Ceramic X Corp. (c)	40,642	258,072
Security Description	Shares	Value
Advanced Energy Solution Holding Co. Ltd. (c)	26,000	$505,710
Advanced International Multitech Co. Ltd. (c)	74,805	190,924
Advanced Lithium Electrochemistry Cayman Co. Ltd. (b)	52,834	61,154
Advanced Power Electronics Corp. (c)	44,793	118,191
Advanced Wireless Semiconductor Co. (b)	94,426	406,036
Advancetek Enterprise Co. Ltd.	193,042	368,929
AGV Products Corp.	661,000	261,821
AIC, Inc. (c)	18,000	229,428
Alar Pharmaceuticals, Inc.	25,767	198,565
Alcor Micro Corp. (c)	51,466	250,655
Alexander Marine Co. Ltd.	14,000	172,834
ALI Corp. (b) (c)	135,943	93,236
All Ring Tech Co. Ltd.	48,802	403,907
Allied Circuit Co. Ltd.	23,750	105,421
Allied Supreme Corp.	37,000	484,719
Allis Electric Co. Ltd. (c)	144,316	662,826
Alltek Technology Corp.	76,000	85,273
Alltop Technology Co. Ltd. (c)	20,607	157,531
Alpha Networks, Inc.	163,285	175,156
Altek Corp.	206,516	253,995
Amazing Microelectronic Corp.	35,664	108,394
Ambassador Hotel	99,000	221,244
AMPACS Corp.	54,412	108,349
Ampak Technology, Inc. (c)	36,000	157,021
AMPOC Far-East Co. Ltd.	48,000	140,709
AmTRAN Technology Co. Ltd.	523,760	332,582
Analog Integrations Corp.	15,000	62,420
Andes Technology Corp. (b) (c)	25,089	334,479
Anpec Electronics Corp.	51,582	321,180
AP Memory Technology Corp. (c)	89,324	1,064,184
Apacer Technology, Inc. (b)	73,000	150,989
Apex Biotechnology Corp.	67,000	72,284
Apex International Co. Ltd.	92,366	110,185
Arcadyan Technology Corp. (c)	124,318	620,795
Ardentec Corp.	233,083	492,153
Argosy Research, Inc. (c)	44,368	235,233
Arizon RFID Technology Cayman Co. Ltd.	24,000	177,180
Asia Optical Co., Inc.	199,540	428,093
Asia Polymer Corp. (c)	359,020	194,220
ASIX Electronics Corp.	30,703	119,721
ASMedia Technology, Inc.	20,000	1,380,947
ASolid Technology Co. Ltd. (c)	40,000	97,036
ASROCK, Inc. (c)	34,801	245,655
Aten International Co. Ltd.	62,000	159,006
Auden Techno Corp. (b)	25,288	97,437
AURAS Technology Co. Ltd. (c)	49,227	1,224,548
Aurora Corp.	32,000	74,670
Avalue Technology, Inc. (b) (c)	31,000	110,846
Avermedia Technologies	24,000	35,362

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Axiomtek Co. Ltd.	62,052	$192,230
Bafang Yunji International Co. Ltd.	29,661	148,572
Bank of Kaohsiung Co. Ltd.	236,312	87,047
Baotek Industrial Materials Ltd. (b) (c)	79,000	127,846
Basso Industry Corp.	104,800	140,524
BenQ Materials Corp. (c)	101,822	103,261
BES Engineering Corp.	979,356	446,788
Biostar Microtech International Corp. (b)	130,251	88,128
Bioteque Corp.	26,729	108,757
Bizlink Holding, Inc. (c)	96,388	1,111,204
Brave C&H Supply Co. Ltd.	14,000	77,678
Brighton-Best International Taiwan, Inc.	274,227	289,937
Brillian Network & Automation Integrated System Co. Ltd.	21,000	118,783
BRIM Biotechnology, Inc. (b)	72,309	101,749
Brogent Technologies, Inc.	35,136	175,455
Browave Corp. (c)	57,337	242,133
C Sun Manufacturing Ltd.	72,322	345,542
Calin Technology Co. Ltd. (b)	79,317	121,146
Caliway Biopharmaceuticals Co. Ltd. (b)	65,378	1,247,445
Capital Securities Corp.	1,576,771	1,219,948
Career Technology MFG. Co. Ltd.	284,338	188,878
Cashbox Partyworld Co. Ltd.	34,947	108,262
Castles Technology Co. Ltd. (c)	26,000	104,989
Caswell, Inc.	45,166	193,520
Cathay Real Estate Development Co. Ltd.	367,332	341,952
CCP Contact Probes Co. Ltd.	96,000	142,336
Center Laboratories, Inc. (c)	380,045	637,284
Central Reinsurance Co. Ltd. (c)	383,178	305,914
Century Iron & Steel Industrial Co. Ltd.	114,000	1,061,233
Century Wind Power Co. Ltd. (b)	22,754	288,269
Champion Microelectronic Corp.	47,000	84,897
Chang Wah Electromaterials, Inc. (c)	270,190	377,699
Chang Wah Technology Co. Ltd.	265,000	316,940
Channel Well Technology Co. Ltd. (c)	132,937	308,560
Chant Sincere Co. Ltd.	44,000	98,466
Charoen Pokphand Enterprise	137,542	447,288
CHC Healthcare Group	69,000	114,215
Chen Full International Co. Ltd.	41,000	57,061
Chenbro Micom Co. Ltd. (c)	43,000	398,964
Cheng Loong Corp.	664,128	584,463
Cheng Mei Materials Technology Corp.	317,047	136,332
Cheng Uei Precision Industry Co. Ltd.	241,915	589,100
Chenming Electronic Technology Corp. (c)	92,000	258,065
Security Description	Shares	Value
Chia Chang Co. Ltd.	76,000	$110,692
Chia Hsin Cement Corp.	412,424	232,645
Chicony Power Technology Co. Ltd.	104,000	437,588
Chief Telecom, Inc.	19,800	220,329
Chieftek Precision Co. Ltd.	58,267	135,244
China Bills Finance Corp.	764,394	367,571
China Chemical & Pharmaceutical Co. Ltd.	300,000	210,841
China Electric Manufacturing Corp.	205,000	124,802
China General Plastics Corp. (c)	268,557	138,660
China Man-Made Fiber Corp. (b)	1,285,828	323,028
China Metal Products	168,727	243,925
China Motor Corp.	180,000	688,008
China Petrochemical Development Corp. (b)	1,784,225	569,232
China Steel Chemical Corp.	104,000	347,826
China Steel Structure Co. Ltd. (b)	68,808	123,017
China Wire & Cable Co. Ltd. (c)	118,000	163,497
Chin-Poon Industrial Co. Ltd.	192,000	289,999
Chip Hope Co. Ltd. (b)	28,000	92,351
Chipbond Technology Corp. (c)	402,000	831,472
ChipMOS Technologies, Inc.	349,875	462,668
CHO Pharma, Inc. (b)	71,360	148,696
Chong Hong Construction Co. Ltd.	146,275	493,723
Chun YU Works & Co. Ltd.	119,624	90,341
Chun Yuan Steel Industry Co. Ltd.	130,034	81,167
Chung Hung Steel Corp. (c)	621,000	411,556
Chung Hwa Pulp Corp. (c)	306,488	202,647
Chung Tai Resource Technology Corp.	13,816	47,698
Chung-Hsin Electric & Machinery Manufacturing Corp. (c)	274,461	1,590,514
Chunghwa Chemical Synthesis & Biotech Co. Ltd. (c)	34,723	56,192
Chunghwa Precision Test Tech Co. Ltd. (c)	14,000	197,217
Cleanaway Co. Ltd.	52,000	290,924
Clevo Co. (c)	322,212	531,367
CMC Magnetics Corp. (b) (c)	817,267	318,679
Compeq Manufacturing Co. Ltd.	708,193	1,776,950
Concord International Securities Co. Ltd.	246,625	152,803
Concord Securities Co. Ltd. (b)	279,594	143,927
Continental Holdings Corp.	374,233	422,781
Coremax Corp.	54,686	116,649
Coretronic Corp. (c)	193,652	543,203
Co-Tech Development Corp. (c)	140,511	304,051
CSBC Corp. Taiwan (b) (c)	433,705	237,965
CTCI Corp.	432,000	705,763
Cub Elecparts, Inc.	45,149	164,917
CviLux Corp.	15,000	27,881
Cyberlink Corp.	24,000	79,158

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
CyberPower Systems, Inc. (c)	42,050	$381,077
CyberTAN Technology, Inc. (b) (c)	221,000	218,674
DA CIN Construction Co. Ltd.	75,745	129,349
Da-Li Development Co. Ltd.	110,908	202,729
Darfon Electronics Corp.	121,000	256,983
Darwin Precisions Corp. (c)	324,576	158,078
Daxin Materials Corp. (c)	30,000	136,399
Delpha Construction Co. Ltd. (c)	273,000	406,452
Depo Auto Parts Ind Co. Ltd.	75,000	551,377
Dimerco Data System Corp.	44,000	161,398
Dimerco Express Corp.	74,568	208,707
D-Link Corp.	443,390	250,113
Drewloong Precision, Inc.	14,162	69,628
Dyaco International, Inc. (b)	140,297	135,144
Dynamic Holding Co. Ltd. (c)	162,189	316,464
Dynapack International Technology Corp.	112,000	343,165
E&R Engineering Corp. (c)	64,393	255,059
Eastern Media International Corp. (b)	34,857	21,167
eChem Solutions Corp.	43,873	796,548
ECOVE Environment Corp.	14,000	135,074
Edom Technology Co. Ltd. (c)	44,000	54,523
eGalax_eMPIA Technology, Inc.	13,000	21,238
Egis Technology, Inc. (c)	46,000	353,775
EirGenix, Inc. (b)	153,977	429,540
Elan Microelectronics Corp.	190,029	902,069
E-Lead Electronic Co. Ltd. (c)	81,295	148,600
Elite Advanced Laser Corp. (b)	86,600	329,673
Elite Semiconductor Microelectronics Technology, Inc.	192,674	596,882
Elitegroup Computer Systems Co. Ltd. (b) (c)	249,147	253,436
Ennoconn Corp.	65,311	675,426
Ennostar, Inc.	492,000	658,952
Episil Technologies, Inc. (c)	174,501	324,888
Episil-Precision, Inc. (c)	64,347	127,141
Eris Technology Corp.	18,165	200,455
Eson Precision Ind Co. Ltd. (c)	102,000	207,198
Eternal Materials Co. Ltd.	696,764	663,656
Etron Technology, Inc. (c)	195,681	304,003
Eurocharm Holdings Co. Ltd.	11,000	69,679
Ever Fortune AI Co. Ltd.	46,878	173,400
Ever Supreme Bio Technology Co. Ltd.	46,533	284,722
Everest Textile Co. Ltd. (b)	410,658	101,141
Evergreen Aviation Technologies Corp.	75,922	263,281
Evergreen International Storage & Transport Corp.	341,214	333,941
EVERGREEN Steel Corp. (c)	158,445	681,321
Everlight Chemical Industrial Corp.	405,385	239,921
Everlight Electronics Co. Ltd.	282,000	664,112
Excelliance Mos Corp.	15,000	54,560
Security Description	Shares	Value
Excelsior Medical Co. Ltd.	89,900	$249,126
EZconn Corp. (c)	39,784	412,660
Far Eastern Department Stores Ltd.	669,490	701,653
Far Eastern International Bank	2,746,712	1,405,466
Farglory F T Z Investment Holding Co. Ltd.	92,047	165,700
Farglory Land Development Co. Ltd.	181,464	450,283
Federal Corp. (b)	182,806	117,207
Feedback Technology Corp.	43,000	210,086
Feng Hsin Steel Co. Ltd.	346,270	822,940
FIC Global, Inc. (c)	85,000	136,245
Firich Enterprises Co. Ltd. (c)	186,516	209,850
First Copper Technology Co. Ltd. (c)	80,756	122,846
First Hi-Tec Enterprise Co. Ltd. (c)	52,000	157,564
First Steamship Co. Ltd. (b) (c)	408,000	100,486
FIT Holding Co. Ltd.	131,533	225,023
FIT Hon Teng Ltd. (b) (c) (d)	1,073,987	477,334
Fitipower Integrated Technology, Inc. (c)	63,948	535,175
FLEXium Interconnect, Inc.	201,011	561,987
Flytech Technology Co. Ltd.	64,000	187,020
FocalTech Systems Co. Ltd. (c)	146,405	389,011
FOCI Fiber Optic Communications, Inc. (c)	64,598	312,621
Forcecon Tech Co. Ltd. (c)	54,950	342,151
Foresee Pharmaceuticals Co. Ltd. (b)	73,783	189,907
Formosa Advanced Technologies Co. Ltd.	67,000	80,132
Formosa International Hotels Corp. (c)	41,562	268,398
Formosa Laboratories, Inc. (c)	68,724	215,017
Formosa Oilseed Processing Co. Ltd.	28,350	89,136
Formosa Pharmaceuticals, Inc. (b)	71,666	124,813
Formosa Sumco Technology Corp. (c)	45,000	241,358
Formosa Taffeta Co. Ltd. (c)	647,000	448,731
Formosan Rubber Group, Inc.	300,449	249,591
Formosan Union Chemical	175,409	127,063
Fortune Electric Co. Ltd.	122,330	3,563,394
Fositek Corp. (c)	31,052	727,448
Foxsemicon Integrated Technology, Inc.	59,050	561,532
FSP Technology, Inc.	94,000	176,169
Fu Hua Innovation Co. Ltd.	134,410	143,560
Fulgent Sun International Holding Co. Ltd.	94,082	356,706
Fulltech Fiber Glass Corp. (c)	227,540	180,256
Fusheng Precision Co. Ltd.	73,364	642,245
Fwusow Industry Co. Ltd.	154,449	89,504
G Shank Enterprise Co. Ltd.	82,590	281,312

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
G Tech Optoelectronics Corp. (b)	98,951	$94,249
Gallant Precision Machining Co. Ltd.	76,375	188,339
Gamania Digital Entertainment Co. Ltd.	112,000	287,237
GEM Services, Inc.	14,879	30,821
Gemtek Technology Corp. (c)	334,234	379,138
General Interface Solution Holding Ltd. (b) (c)	116,416	244,017
Generalplus Technology, Inc.	18,000	35,455
Genesys Logic, Inc.	62,553	193,782
Genius Electronic Optical Co. Ltd.	66,972	1,366,628
GeoVision, Inc.	71,000	148,822
Getac Holdings Corp.	255,000	896,074
GFC Ltd.	40,000	138,711
Gigastorage Corp. (b)	210,446	170,931
Global Brands Manufacture Ltd.	142,608	326,612
Global Mixed Mode Technology, Inc.	43,860	413,027
Global PMX Co. Ltd. (c)	53,412	182,751
Globe Union Industrial Corp. (b)	248,124	147,613
Gloria Material Technology Corp. (c)	299,909	447,439
Gogoro, Inc. (b) (c)	65,664	101,123
Golden Biotechnology Corp. (b)	82,446	63,789
Goldsun Building Materials Co. Ltd. (c)	641,044	851,656
Gongwin Biopharm Holdings Co. Ltd. (b)	37,875	171,620
Gourmet Master Co. Ltd.	70,000	185,781
Grand Fortune Securities Co. Ltd. (b)	328,000	157,218
Grand Pacific Petrochemical (c)	915,280	394,985
Grand Process Technology Corp.	11,181	467,002
GrandTech CG Systems, Inc.	23,000	48,210
Grape King Bio Ltd.	82,000	387,991
Great Novel Therapeutics Biotech & Medicals Corp. (b)	48,469	74,627
Great Tree Pharmacy Co. Ltd.	46,035	349,787
Great Wall Enterprise Co. Ltd.	548,604	967,284
Greatek Electronics, Inc.	199,474	386,755
Group Up Industrial Co. Ltd. (c)	31,000	236,980
Gudeng Precision Industrial Co. Ltd.	54,739	753,386
GUS TECHNOLOGY Co. Ltd. (b)	122,702	142,591
Gwo Xi Stem Cell Applied Technology Co. Ltd. (b)	22,547	26,167
Handa Pharmaceuticals, Inc.	62,845	203,404
Hannstar Board Corp. (c)	201,674	347,505
HannStar Display Corp. (b)	1,664,599	503,872
HannsTouch Holdings Co. (b)	245,987	65,588
Harvatek Corp.	96,969	70,541
HD Renewable Energy Co. Ltd.	49,161	314,440
Security Description	Shares	Value
Heran Co. Ltd. (c)	15,000	$49,705
Hey Song Corp.	132,000	181,675
Hi-Clearance, Inc.	11,000	46,792
Highlight Tech Corp. (b)	19,000	32,446
HIM International Music, Inc.	9,000	29,407
Himax Technologies, Inc. ADR (c)	84,268	669,088
Hitron Technology, Inc. (c)	53,000	49,338
Hiwin Mikrosystem Corp.	19,000	43,574
Hiyes International Co. Ltd.	32,656	233,031
Ho Tung Chemical Corp.	865,351	265,675
Hocheng Corp. (c)	176,000	100,094
Holdings-Key Electric Wire & Cable Co. Ltd. (c)	94,000	165,449
Holiday Entertainment Co. Ltd.	49,000	135,182
Holtek Semiconductor, Inc.	88,648	163,953
Holy Stone Enterprise Co. Ltd.	100,150	289,878
Hong Pu Real Estate Development Co. Ltd.	72,000	74,349
Hong TAI Electric Industrial	129,559	154,753
Horizon Securities Co. Ltd.	151,622	60,524
Hota Industrial Manufacturing Co. Ltd. (c)	114,106	194,506
Hotron Precision Electronic Industrial Co. Ltd.	64,884	66,501
Hsin Kuang Steel Co. Ltd.	167,000	329,455
Hsin Yung Chien Co. Ltd.	26,547	84,285
Hsing TA Cement Co.	30,000	18,217
HTC Corp. (b) (c)	499,515	710,590
Hu Lane Associate, Inc.	48,527	243,820
HUA ENG Wire & Cable Co. Ltd. (c)	240,429	284,218
Huaku Development Co. Ltd. (c)	169,686	713,966
Huang Hsiang Construction Corp. (b)	113,000	194,710
Hung Sheng Construction Ltd.	166,000	136,365
Ibase Technology, Inc. (c)	112,817	293,505
IBF Financial Holdings Co. Ltd. (b)	2,136,323	1,060,210
Ichia Technologies, Inc. (c)	188,709	205,337
I-Chiun Precision Industry Co. Ltd. (c)	135,717	564,764
IEI Integration Corp.	59,000	148,221
Infortrend Technology, Inc.	111,000	111,371
Info-Tek Corp.	127,000	171,270
Ingentec Corp. (c)	26,105	186,686
Innodisk Corp.	48,429	450,829
Inpaq Technology Co. Ltd.	65,652	189,823
Insyde Software Corp.	22,000	273,292
Intai Technology Corp.	24,000	90,995
Integrated Service Technology, Inc. (c)	54,083	255,065
International CSRC Investment Holdings Co. (b)	626,767	331,337
Iron Force Industrial Co. Ltd.	60,000	208,067
I-Sheng Electric Wire & Cable Co. Ltd.	69,000	123,361

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
ITE Technology, Inc. (b) (c)	93,992	$493,986
ITEQ Corp. (c)	152,640	545,790
Jarllytec Co. Ltd. (c)	30,000	177,550
Jess-Link Products Co. Ltd.	60,000	356,950
Jia Wei Lifestyle, Inc.	46,000	108,472
Jih Lin Technology Co. Ltd.	46,885	99,431
Ji-Haw Industrial Co. Ltd. (b)	116,000	107,270
Jiin Yeeh Ding Enterprise Co. Ltd.	59,848	116,591
JMicron Technology Corp. (b)	31,235	56,036
Johnson Health Tech Co. Ltd. (c)	85,121	232,996
Jong Shyn Shipbuilding Co. Ltd.	33,707	99,018
JSL Construction & Development Co. Ltd.	75,848	437,205
K Laser Technology, Inc. (b)	126,885	95,238
Kaimei Electronic Corp.	52,150	113,329
Kaori Heat Treatment Co. Ltd. (c)	58,000	861,736
Kedge Construction Co. Ltd.	13,000	37,427
KEE TAI Properties Co. Ltd.	381,076	214,962
Kenda Rubber Industrial Co. Ltd.	588,180	610,997
Kenmec Mechanical Engineering Co. Ltd. (c)	130,313	441,855
Kerry TJ Logistics Co. Ltd.	164,000	204,738
Keystone Microtech Corp.	12,586	161,197
Kindom Development Co. Ltd.	193,327	325,375
King's Town Bank Co. Ltd. (c)	653,000	1,225,828
Kinik Co.	81,869	827,737
Kinko Optical Co. Ltd.	141,338	136,800
Kinpo Electronics (b)	967,371	533,759
Kinsus Interconnect Technology Corp. (c)	189,000	538,310
KNH Enterprise Co. Ltd. (c)	70,000	51,138
KS Terminals, Inc.	83,712	195,336
Kung Long Batteries Industrial Co. Ltd.	45,000	198,357
Kung Sing Engineering Corp. (b) (c)	318,724	122,316
Kuo Toong International Co. Ltd. (c)	179,917	418,160
Kuo Yang Construction Co. Ltd. (b)	256,662	214,798
Kwong Lung Enterprise Co. Ltd.	36,000	67,580
L&K Engineering Co. Ltd. (c)	109,928	814,934
La Kaffa International Co. Ltd.	10,000	33,753
LandMark Optoelectronics Corp. (c)	44,526	230,580
Lanner Electronics, Inc.	59,360	174,376
Laster Tech Corp. Ltd.	54,000	69,661
Leader Electronics, Inc. (b)	189,822	118,194
Leadtrend Technology Corp.	26,803	74,027
Lealea Enterprise Co. Ltd. (b) (c)	713,600	213,806
Lelon Electronics Corp.	45,818	122,166
Li Peng Enterprise Co. Ltd. (b)	525,985	153,216
Security Description	Shares	Value
Lian HWA Food Corp.	77,870	$268,836
Lin BioScience, Inc. (b)	57,470	164,218
Lingsen Precision Industries Ltd. (c)	271,694	198,066
Lintes Technology Co. Ltd. (c)	18,646	110,928
Lion Travel Service Co. Ltd. (b)	41,859	191,608
Liton Technology Corp.	52,551	69,006
Locus Cell Co. Ltd. (b)	48,355	47,846
Long Da Construction & Development Corp. (c)	136,846	190,875
Longchen Paper & Packaging Co. Ltd.	271,972	116,111
Longwell Co. (c)	108,000	305,276
Lumax International Corp. Ltd.	78,689	304,409
Lumosa Therapeutics Co. Ltd. (b)	72,000	521,554
Lung Yen Life Service Corp. (b)	31,000	49,498
LuxNet Corp. (c)	72,109	281,177
M3 Technology, Inc.	12,000	56,779
M31 Technology Corp. (c)	17,554	614,145
Macauto Industrial Co. Ltd.	43,114	94,490
Machvision, Inc. (c)	29,915	363,316
Macroblock, Inc.	9,381	26,227
Macronix International Co. Ltd. (c)	1,229,000	986,867
Marketech International Corp.	55,750	291,282
Materials Analysis Technology, Inc. (c)	37,025	329,831
Maxigen Biotech, Inc.	73,000	103,959
Mayer Steel Pipe Corp.	80,796	89,783
Mechema Chemicals International Corp.	45,803	111,820
Medeon Biodesign, Inc.	51,449	80,881
Medigen Biotechnology Corp. (b)	82,000	115,386
Medigen Vaccine Biologics Corp. (b)	189,000	320,423
Mega Union Technology, Inc.	33,836	343,142
Mercuries & Associates Holding Ltd. (b)	470,693	240,849
Mercuries Life Insurance Co. Ltd. (b)	2,535,063	573,567
Merdury Biopharmaceutical Corp. (b)	174,399	86,013
Merry Electronics Co. Ltd.	115,640	491,911
METAAGE Corp.	60,000	121,141
Microbio Co. Ltd. (b) (c)	305,679	390,561
Microelectronics Technology, Inc. (b)	142,927	142,744
MIN AIK Technology Co. Ltd.	118,736	122,427
Mirle Automation Corp. (c)	146,331	310,330
Mitac Holdings Corp.	615,544	840,547
Mobiletron Electronics Co. Ltd. (b)	37,000	51,551
MOSA Industrial Corp.	40,220	29,507
Mosel Vitelic, Inc.	63,289	63,306
Motech Industries, Inc. (c)	221,400	218,046

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MPI Corp.	56,095	$916,430
Mycenax Biotech, Inc. (b)	127,106	231,162
Nak Sealing Technologies Corp.	43,102	170,062
Namchow Holdings Co. Ltd.	66,215	119,810
Nan Kang Rubber Tire Co. Ltd. (b) (c)	345,204	554,386
Nan Pao Resins Chemical Co. Ltd.	38,000	400,598
Nantex Industry Co. Ltd.	236,504	269,007
Netronix, Inc. (c)	53,228	223,140
Nexcom International Co. Ltd.	82,000	146,602
Nichidenbo Corp.	83,000	162,462
North-Star International Co. Ltd.	151,000	286,719
Nuvoton Technology Corp. (c)	128,810	508,228
O-Bank Co. Ltd.	1,026,970	332,389
OBI Pharma, Inc. (b)	121,580	227,858
Ocean Plastics Co. Ltd. (b)	110,000	125,457
OK Biotech Co. Ltd.	147,000	114,640
Optimax Technology Corp.	112,656	110,602
Orient Semiconductor Electronics Ltd. (c)	268,704	487,852
Oriental Union Chemical Corp.	529,500	280,733
O-TA Precision Industry Co. Ltd.	7,105	19,601
Pacific Hospital Supply Co. Ltd.	49,000	138,807
Pan German Universal Motors Ltd.	15,000	137,324
Pan Jit International, Inc. (c)	217,000	377,258
Pan-International Industrial Corp. (c)	329,539	406,826
Panion & BF Biotech, Inc. (c)	53,785	169,935
PChome Online, Inc. (b)	28,320	30,859
PCL Technologies, Inc. (c)	56,795	147,408
P-Duke Technology Co. Ltd.	76,000	220,212
Pegavision Corp.	28,271	417,422
PharmaEngine, Inc.	59,000	177,319
Pharmally International Holding Co. Ltd. (b) (e)	38,461	—
Pharmosa Biopharm, Inc. (b)	48,424	106,128
Phihong Technology Co. Ltd. (b) (c)	229,847	345,038
Phoenix Pioneer Technology Co. Ltd. (b)	107,835	48,198
Phoenix Silicon International Corp. (c)	86,082	234,831
Phoenix Tours International, Inc.	31,000	72,910
Phytohealth Corp. (b)	223,493	140,538
Pixart Imaging, Inc.	98,060	513,854
Planet Technology Corp.	16,000	88,775
PlayNitride, Inc. (b)	36,000	81,784
Polaris Group (b)	234,000	534,482
Polytronics Technology Corp.	39,000	63,234
Posiflex Technology, Inc.	39,000	209,778
Power Wind Health Industry, Inc.	45,000	162,986
Poya International Co. Ltd.	46,102	699,172
President Securities Corp. (b)	749,604	680,481
Primax Electronics Ltd.	313,000	908,854
Security Description	Shares	Value
Prince Housing & Development Corp.	979,996	$362,497
Princeton Technology Corp. (c)	92,988	72,805
Pro Hawk Corp.	22,000	119,014
Progate Group Corp. (c)	23,000	177,242
Promate Electronic Co. Ltd.	144,000	421,682
Prosperity Dielectrics Co. Ltd. (c)	67,000	113,383
Qualipoly Chemical Corp.	26,000	39,591
Quang Viet Enterprise Co. Ltd.	24,000	83,967
Quanta Storage, Inc. (c)	142,000	485,859
Quintain Steel Co. Ltd.	146,309	65,620
Radiant Opto-Electronics Corp. (c)	304,331	1,777,684
Radium Life Tech Co. Ltd. (b)	448,549	145,868
Rafael Microelectronics, Inc.	15,000	64,270
Raydium Semiconductor Corp. (b)	40,349	511,180
RDC Semiconductor Co. Ltd.	40,199	484,497
Rechi Precision Co. Ltd.	154,000	144,784
Rexon Industrial Corp. Ltd.	109,000	153,883
Rich Development Co. Ltd. (b)	157,000	59,284
RichWave Technology Corp. (b)	54,857	388,073
Right WAY Industrial Co. Ltd. (b)	86,000	45,463
Ritek Corp. (b)	394,693	138,087
Ruentex Engineering & Construction Co.	39,526	222,354
Run Long Construction Co. Ltd. (c)	115,650	401,049
Sakura Development Co. Ltd. (c)	162,400	377,948
Sampo Corp.	236,221	210,070
San Fang Chemical Industry Co. Ltd.	184,000	175,824
San Fu Chemical Co. Ltd.	44,000	189,880
Sanyang Motor Co. Ltd. (c)	398,945	970,262
Savior Lifetec Corp.	154,500	121,442
SCI Pharmtech, Inc.	43,157	120,259
Scientech Corp. (c)	37,639	410,135
ScinoPharm Taiwan Ltd.	171,000	152,860
SciVision Biotech, Inc.	44,000	180,386
SDI Corp.	110,570	475,456
Sea Sonic Electronics Co. Ltd.	29,592	79,176
Senao Networks, Inc. (c)	19,000	110,106
Senhwa Biosciences, Inc. (b)	30,000	43,555
Sensortek Technology Corp. (c)	15,000	164,142
Sercomm Corp.	178,000	647,442
Sesoda Corp.	132,914	138,070
ShenMao Technology, Inc.	62,853	157,125
Shih Wei Navigation Co. Ltd.	19,605	12,781
Shihlin Paper Corp. (b)	133,558	247,837
Shin Zu Shing Co. Ltd.	109,464	826,678
Shinfox Energy Co. Ltd. (c)	69,477	338,374
Shining Building Business Co. Ltd. (b) (c)	285,127	95,800
Shinkong Insurance Co. Ltd.	187,841	557,012
Shinkong Synthetic Fibers Corp.	1,147,796	589,085

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shiny Brands Group Co. Ltd.	13,000	$117,411
Shiny Chemical Industrial Co. Ltd.	90,767	419,680
ShunSin Technology Holding Ltd.	11,000	93,584
Shuttle, Inc. (c)	195,000	124,424
Sigurd Microelectronics Corp.	298,144	705,808
Silicon Integrated Systems Corp. (c)	388,712	676,979
Silicon Motion Technology Corp. ADR	21,708	1,758,131
Silicon Optronics, Inc. (b)	26,000	82,949
Simplo Technology Co. Ltd. (c)	122,000	1,607,663
Sincere Navigation Corp.	149,709	141,211
Sinew Pharma, Inc. (b)	22,388	46,513
Sinmag Equipment Corp.	37,271	184,968
Sinon Corp.	265,662	360,314
Sinphar Pharmaceutical Co. Ltd.	177,879	212,469
Sinyi Realty, Inc. (c)	261,828	255,844
Sitronix Technology Corp.	73,000	581,678
Siward Crystal Technology Co. Ltd.	71,000	69,815
Softstar Entertainment, Inc. (c)	64,952	149,759
Soft-World International Corp.	60,848	275,716
Solar Applied Materials Technology Corp.	349,736	703,967
Solomon Technology Corp. (c)	73,000	373,534
Solteam, Inc.	24,530	42,495
Sonix Technology Co. Ltd.	60,123	95,258
Southeast Cement Co. Ltd.	90,000	58,536
Speed Tech Corp.	60,000	105,051
Sporton International, Inc. (c)	52,169	358,605
St. Shine Optical Co. Ltd.	34,000	197,032
Standard Chemical & Pharmaceutical Co. Ltd.	61,000	139,519
Standard Foods Corp.	244,000	321,533
Stark Technology, Inc.	63,000	229,151
Starlux Airlines Co. Ltd. (b)	373,535	333,909
SunMax Biotechnology Co. Ltd.	23,000	235,023
Sunny Friend Environmental Technology Co. Ltd.	43,337	129,310
Sunonwealth Electric Machine Industry Co. Ltd. (c)	145,000	514,002
Sunplus Technology Co. Ltd.	336,747	375,761
Supreme Electronics Co. Ltd. (c)	319,398	805,350
Swancor Holding Co. Ltd. (b)	53,000	225,452
Symtek Automation Asia Co. Ltd.	24,705	89,479
Syncmold Enterprise Corp.	62,932	209,505
SyneuRx International Taiwan Corp. (b) (e)	58,218	15,433
Synmosa Biopharma Corp.	229,990	291,728
Sysgration (c)	120,760	132,889
Systex Corp.	183,000	702,295
T3EX Global Holdings Corp.	37,518	112,757
Ta Ya Electric Wire & Cable (c)	473,291	814,070
TA-I Technology Co. Ltd.	40,000	65,225
Security Description	Shares	Value
Taiflex Scientific Co. Ltd. (c)	169,699	$304,440
Taigen Biopharmaceuticals Holdings Ltd. (b)	296,000	138,230
TaiMed Biologics, Inc. (b)	146,737	403,915
Taimide Tech, Inc.	69,000	89,330
Tainan Spinning Co. Ltd. (c)	980,105	521,148
Tainergy Tech Co. Ltd. (b)	106,569	79,660
TaiSol Electronics Co. Ltd. (c)	32,000	90,748
Taisun Enterprise Co. Ltd. (c)	260,549	177,493
Taita Chemical Co. Ltd.	53,243	28,885
TAI-TECH Advanced Electronics Co. Ltd. (c)	40,474	175,288
Taiwan Cogeneration Corp. (c)	351,669	519,241
Taiwan FamilyMart Co. Ltd.	22,000	129,525
Taiwan Fertilizer Co. Ltd.	384,000	761,099
Taiwan Fire & Marine Insurance Co. Ltd.	66,000	55,235
Taiwan FU Hsing Industrial Co. Ltd.	92,000	150,585
Taiwan Glass Industry Corp. (b) (c)	871,000	519,515
Taiwan Hon Chuan Enterprise Co. Ltd.	193,218	1,021,435
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	102,148	134,764
Taiwan Mask Corp. (c)	136,778	320,848
Taiwan Navigation Co. Ltd.	108,000	126,671
Taiwan Paiho Ltd.	66,000	130,000
Taiwan PCB Techvest Co. Ltd. (b)	191,000	231,380
Taiwan Sakura Corp.	74,283	208,367
Taiwan Secom Co. Ltd.	193,961	786,211
Taiwan Semiconductor Co. Ltd. (c)	150,000	350,477
Taiwan Shin Kong Security Co. Ltd.	188,470	246,324
Taiwan Speciality Chemicals Corp.	63,442	334,404
Taiwan Styrene Monomer	259,373	106,335
Taiwan Surface Mounting Technology Corp.	185,308	685,448
Taiwan TEA Corp. (b)	429,616	290,679
Taiwan Union Technology Corp.	186,000	931,677
Taiwan-Asia Semiconductor Corp. (c)	255,900	330,115
Taiyen Biotech Co. Ltd.	83,979	87,884
TBI Motion Technology Co. Ltd.	23,000	22,120
TCI Co. Ltd.	67,672	326,454
Team Group, Inc. (c)	44,000	201,409
Tehmag Foods Corp.	19,000	186,829
Test Research, Inc.	121,000	639,659
Test Rite International Co. Ltd.	89,896	57,083
Thinking Electronic Industrial Co. Ltd.	48,573	266,510
Thunder Tiger Corp. (b)	95,000	209,670
Thye Ming Industrial Co. Ltd.	92,974	222,394

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Tien Li Offshore Wind Technology Co. Ltd. (b)	53,228	$49,632
Tigerair Taiwan Co. Ltd. (b)	64,146	116,660
Ton Yi Industrial Corp.	582,000	274,482
Tong Hsing Electronic Industries Ltd.	127,084	587,599
Tong Yang Industry Co. Ltd.	327,872	1,091,509
Tong-Tai Machine & Tool Co. Ltd.	60,000	58,259
Top Union Electronics Corp.	115,390	115,242
Topco Scientific Co. Ltd. (c)	115,837	981,927
Topco Technologies Corp.	14,000	32,323
Topkey Corp.	60,033	371,025
Topoint Technology Co. Ltd.	43,000	41,421
TPK Holding Co. Ltd.	299,000	371,889
Transcend Information, Inc.	143,484	508,628
Tsann Kuen Enterprise Co. Ltd.	42,605	46,687
TSC Auto ID Technology Co. Ltd.	15,732	112,020
TSEC Corp. (b) (c)	354,702	316,527
TSRC Corp. (b)	490,028	361,009
Ttet Union Corp. (b)	13,584	60,924
TTFB Co. Ltd.	14,000	101,198
TTY Biopharm Co. Ltd.	143,436	336,467
Tul Corp. (b)	23,343	54,038
Tung Ho Steel Enterprise Corp.	319,392	685,224
Tung Thih Electronic Co. Ltd.	46,475	151,137
TURVO International Co. Ltd.	34,245	151,478
TXC Corp.	198,080	702,162
TYC Brother Industrial Co. Ltd.	91,000	200,842
Tycoons Group Enterprise	204,433	70,578
Tyntek Corp. (b)	140,667	84,552
UDE Corp. (c)	64,000	154,272
Ultra Chip, Inc.	60,000	176,256
U-Ming Marine Transport Corp.	309,000	531,486
Union Bank of Taiwan	2,285,000	1,151,604
Unitech Printed Circuit Board Corp. (c)	389,024	442,488
United Alloy-Tech Co. (b)	107,000	102,905
United Integrated Services Co. Ltd. (c)	116,183	1,310,759
United Orthopedic Corp.	62,000	215,958
United Renewable Energy Co. Ltd. (c)	1,100,952	463,234
Unity Opto Technology Co. Ltd. (b) (e)	771,307	—
Universal Cement Corp.	263,130	289,154
Universal Microwave Technology, Inc.	40,963	364,912
Universal Vision Biotechnology Co. Ltd. (c)	34,472	265,116
UPC Technology Corp.	683,632	259,195
UPI Semiconductor Corp.	39,069	348,040
Userjoy Technology Co. Ltd.	32,435	92,881
USI Corp.	663,590	312,961
Utechzone Co. Ltd.	48,244	155,403
Security Description	Shares	Value
Ventec International Group Co. Ltd. (b)	32,000	$83,054
VIA Labs, Inc.	6,000	36,620
Via Technologies, Inc. (c)	154,000	553,026
Viking Tech Corp.	65,313	112,138
Visual Photonics Epitaxy Co. Ltd.	121,371	617,302
Vivotek, Inc.	21,000	90,625
Wafer Works Corp. (c)	353,418	412,338
Waffer Technology Corp. (c)	90,000	256,061
Wah Lee Industrial Corp. (b)	74,620	326,620
Walsin Technology Corp. (c)	240,000	872,956
Walton Advanced Engineering, Inc.	156,184	99,657
Ways Technical Corp. Ltd. (b)	74,000	72,651
Wei Chuan Foods Corp.	346,899	200,495
Weikeng Industrial Co. Ltd.	132,998	150,661
Weltrend Semiconductor	113,619	216,791
Win Semiconductors Corp. (c)	263,000	1,414,654
Winstek Semiconductor Co. Ltd. (c)	54,000	223,048
WinWay Technology Co. Ltd.	18,000	582,587
Wisdom Marine Lines Co. Ltd.	309,000	647,689
Wiselink Co. Ltd. (b)	50,000	235,809
Wistron NeWeb Corp. (c)	248,344	1,232,476
WITS Corp. (c)	51,299	216,635
Wonderful Hi-Tech Co. Ltd. (c)	170,000	214,062
Wowprime Corp. (c)	52,066	384,378
WT Microelectronics Co. Ltd.	330,688	1,263,977
WUS Printed Circuit Co. Ltd.	129,187	223,001
XinTec, Inc. (c)	105,000	582,587
Xxentria Technology Materials Corp.	95,593	198,897
Yankey Engineering Co. Ltd.	40,204	546,521
Yao Sheng Electronic Co. Ltd. (c)	29,000	130,065
YC INOX Co. Ltd.	194,770	151,894
Yea Shin International Development Co. Ltd.	78,474	95,790
Yem Chio Co. Ltd.	226,629	143,208
Yeong Guan Energy Technology Group Co. Ltd. (b)	49,000	68,950
YFC-Boneagle Electric Co. Ltd.	45,000	33,083
YFY, Inc.	862,000	817,055
Yieh Phui Enterprise Co. Ltd. (c)	922,000	437,674
Yieh United Steel Corp. (b)	113,867	23,271
Young Fast Optoelectronics Co. Ltd.	42,000	97,745
Young Optics, Inc. (b) (c)	61,000	119,964
Youngtek Electronics Corp.	55,000	134,442
Yungshin Construction & Development Co. Ltd. (c)	21,000	138,850
YungShin Global Holding Corp.	195,000	316,770
Zeng Hsing Industrial Co. Ltd.	38,272	119,152
Zenitron Corp. (c)	204,348	223,613
Zero One Technology Co. Ltd.	86,000	251,308
ZillTek Technology Corp.	26,727	333,660

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Zinwell Corp. (b)	158,000	$103,007
Zippy Technology Corp.	29,000	59,624
Zyxel Group Corp.	228,647	281,214
		210,545,846
THAILAND — 2.9%
AAPICO Hitech PCL NVDR	235,744	130,407
AEON Thana Sinsap Thailand PCL NVDR	71,754	248,321
Amata Corp. PCL	232,100	141,673
AP Thailand PCL NVDR	1,469,322	318,308
Asia Plus Group Holdings PCL NVDR	1,684,655	114,766
Asia Sermkij Leasing PCL	138,744	50,660
Aurora Design PCL NVDR	302,100	96,316
Bangchak Corp. PCL NVDR	407,655	416,570
Bangkok Airways PCL NVDR (c)	771,209	441,321
Bangkok Aviation Fuel Services PCL NVDR	285,058	139,043
Bangkok Chain Hospital PCL NVDR (c)	950,862	443,075
Bangkok Commercial Asset Management PCL NVDR	767,825	156,923
Bangkok Life Assurance PCL NVDR (c)	342,451	175,436
Banpu Power PCL NVDR	641,571	211,541
BCPG PCL	447,000	76,738
BEC World PCL NVDR (c)	421,796	44,826
Betagro PCL NVDR	552,100	337,000
Beyond Securities PCL NVDR (b) (c)	1,266,769	47,291
Central Plaza Hotel PCL NVDR (c)	517,847	560,922
CH Karnchang PCL NVDR (c)	689,592	375,825
Chayo Group PCL NVDR	565,706	52,104
Chularat Hospital PCL NVDR	6,088,169	431,344
CK Power PCL NVDR	1,697,024	181,275
CPN Retail Growth Leasehold REIT	1,332,100	366,625
Dhipaya Group Holdings PCL NVDR (c)	220,878	162,510
Ditto Thailand PCL NVDR (c)	430,281	172,359
Dohome PCL NVDR	578,745	162,438
Dynasty Ceramic PCL NVDR	787,662	41,854
Eastern Polymer Group PCL NVDR	492,399	69,102
Erawan Group PCL NVDR	1,166,600	141,146
Exotic Food PCL NVDR (c)	139,000	106,056
Forth Corp. PCL NVDR	328,268	105,554
Forth Smart Service PCL	428,367	60,699
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,025,970	236,241
GFPT PCL	286,800	100,035
Gunkul Engineering PCL NVDR	4,639,803	321,142
Hana Microelectronics PCL NVDR	420,181	532,418
Ichitan Group PCL NVDR (c)	699,509	331,670
Security Description	Shares	Value
IMPACT Growth Real Estate Investment Trust	362,100	$93,738
Inter Far East Energy Corp. NVDR (b) (e)	283,900	—
International Engineering PCL (b) (e)	159,640	—
IRPC PCL NVDR (c)	7,472,000	333,921
I-TAIL Corp. PCL NVDR	353,600	221,617
Jasmine International PCL NVDR	3,395,603	279,439
Jasmine Technology Solution PCL NVDR (b)	132,196	202,630
Jaymart Group Holdings PCL NVDR (b)	552,400	195,686
JMT Network Services PCL NVDR (c)	499,900	181,175
KCE Electronics PCL NVDR (c)	411,700	471,187
KGI Securities Thailand PCL NVDR	914,307	106,635
Khon Kaen Sugar Industry PCL	393,700	19,418
Kiatnakin Phatra Bank PCL NVDR	314,335	398,299
Major Cineplex Group PCL NVDR	149,800	51,025
MBK PCL NVDR	378,400	168,075
MC Group PCL NVDR	268,900	77,671
Mega Lifesciences PCL NVDR	429,400	447,566
MK Restaurants Group PCL NVDR	284,859	234,811
Nex Point Parts PCL NVDR (b)	569,011	26,049
Ngern Tid Lor PCL NVDR (c)	1,068,580	538,694
Noble Development PCL Class C, NVDR	235,100	20,501
NR Instant Produce PCL NVDR (b)	400,590	20,085
One Enterprise Public Co. Ltd.	1,274,400	113,211
Origin Property PCL NVDR	1,042,240	130,644
Plan B Media PCL NVDR (c)	1,278,300	264,734
Precious Shipping PCL	748,579	199,907
Prima Marine PCL NVDR	1,250,536	293,061
Pruksa Holding PCL NVDR	61,800	14,735
PTG Energy PCL NVDR	1,306,799	293,783
Quality Houses PCL NVDR	1,060,200	52,869
R&B Food Supply PCL NVDR	125,900	32,249
Ramkhamhaeng Hospital PCL NVDR	265,900	217,372
Ratchthani Leasing PCL NVDR (c)	2,510,158	149,115
Regional Container Lines PCL	45,500	35,336
Rojana Industrial Park PCL NVDR	844,654	140,402
RS PCL NVDR (c)	523,449	175,446
S Hotels & Resorts PCL NVDR	1,582,576	88,837
Samart Corp. PCL (b)	288,300	47,530
Sansiri PCL NVDR	2,347,900	106,846
Sappe PCL	75,600	209,099
SC Asset Corp. PCL NVDR	1,654,700	128,958

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
SCGJWD Logistics PCL NVDR	443,871	$151,193
Sermsang Power Corp. Co. Ltd. NVDR	472,511	85,624
Siam City Cement PCL NVDR	72,673	257,442
Sikarin PCL NVDR	718,300	197,693
Singer Thailand PCL NVDR (b) (c)	567,278	136,805
Sino-Thai Engineering & Construction PCL NVDR (c)	333,700	81,839
SISB PCL	191,800	190,768
SKY ICT PCL NVDR (b)	169,400	114,480
Somboon Advance Technology PCL NVDR	246,897	83,426
SPCG PCL NVDR (c)	397,521	93,700
Sri Trang Agro-Industry PCL NVDR (c)	706,678	415,948
Sri Trang Gloves Thailand PCL NVDR	158,799	43,705
Srinanaporn Marketing PCL NVDR	278,600	103,248
Srisawad Corp. PCL NVDR (c)	544,119	511,536
Star Petroleum Refining PCL NVDR (b) (c)	1,634,001	362,889
Supalai PCL NVDR (c)	719,136	352,734
SVI PCL	345,840	80,576
Synnex Thailand PCL	27,099	9,821
Taokaenoi Food & Marketing PCL Class R, NVDR (c)	515,700	134,906
Thai Union Group PCL NVDR	1,588,600	645,007
Thai Vegetable Oil PCL NVDR	420,299	246,241
Thaicom PCL NVDR	327,479	95,484
Thaifoods Group PCL NVDR	951,198	106,272
Thanachart Capital PCL NVDR	384,200	473,739
Thonburi Healthcare Group PCL NVDR (c)	275,544	225,256
Thoresen Thai Agencies PCL	768,817	150,841
Tipco Asphalt PCL NVDR (c)	611,997	266,829
TOA Paint Thailand PCL NVDR	283,743	153,093
TQM Alpha PCL NVDR	136,500	102,289
TTW PCL NVDR	964,260	232,542
United Paper PCL	67,600	20,447
Vibhavadi Medical Center PCL NVDR	2,974,200	175,060
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	1,047,323	226,888
WHA Utilities & Power PCL NVDR	1,652,350	187,309
		21,599,520
TURKEY — 2.8%
AG Anadolu Grubu Holding AS	81,331	902,410
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	408,490	178,804
Akcansa Cimento AS	24,231	105,990
Akfen Yenilenebilir Enerji AS (b)	246,701	208,146
Security Description	Shares	Value
AKIS Gayrimenkul Yatirimi AS REIT	119,182	$67,982
Aksa Akrilik Kimya Sanayii AS	131,883	518,143
Aksa Enerji Uretim AS	194,522	261,432
Alarko Holding AS	138,209	453,200
Albaraka Turk Katilim Bankasi AS (b)	906,637	152,657
Alkim Alkali Kimya AS (b)	72,606	75,920
Anadolu Anonim Turk Sigorta Sirketi (b)	111,397	363,582
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	20,777	59,098
Aygaz AS	39,698	217,965
Baticim Bati Anadolu Cimento Sanayii AS (b)	67,402	336,974
Bera Holding AS	478,648	279,741
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (b)	88,930	93,315
Biotrend Cevre VE Enerji Yatirimlari AS (b)	174,178	118,373
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS (b)	110,818	61,183
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	45,528	156,234
Bursa Cimento Fabrikasi AS	476,347	120,454
Can2 Termik AS (b)	1,641,474	100,641
Cimsa Cimento Sanayi VE Ticaret AS	322,252	306,097
CW Enerji Muhendislik Ticaret VE Sanayi AS (b)	18,558	117,744
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (b)	110,643	244,521
Dogan Sirketler Grubu Holding AS (b)	853,939	438,906
EGE Endustri VE Ticaret AS	932	358,489
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	179,324	280,882
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (b)	829,149	245,582
Enerya Enerji AS (b)	8,645	51,501
Europen Endustri Insaat Sanayi VE Ticaret AS (b)	184,614	85,202
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	54,325	169,520
Fenerbahce Futbol AS (b)	7,441	42,921
Galata Wind Enerji AS	129,205	123,752
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (b)	386,229	104,028
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	48,207	98,521
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (b)	88,093	137,043
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	133,869	33,852

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (b) (c)	101,198	$119,214
Is Finansal Kiralama AS (b)	224,348	110,246
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	507,487	260,837
Izdemir Enerji Elektrik Uretim AS (b)	54,537	40,491
Izmir Demir Celik Sanayi AS (b)	284,017	55,186
Jantsa Jant Sanayi Ve Ticaret AS	129,033	112,646
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	87,595	116,175
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	761,975	732,143
Karsan Otomotiv Sanayii Ve Ticaret AS (b)	132,532	66,461
Kayseri Seker Fabrikasi AS	104,918	88,329
Kerevitas Gida Sanayi ve Ticaret AS (b)	198,169	107,839
Kiler Holding AS (b)	169,305	166,188
Kimteks Poliuretan Sanayi VE Ticaret AS	49,464	86,228
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (b)	69,848	52,924
Kocaer Celik Sanayi Ve Ticaret AS (b)	52,001	88,827
Konya Cimento Sanayii AS (b)	565	138,262
Kordsa Teknik Tekstil AS (b) (c)	66,559	189,119
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	151,192	254,112
Koza Polyester Sanayi VE Ticaret AS (b)	50,734	62,707
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (b)	65,146	93,396
Logo Yazilim Sanayi Ve Ticaret AS	51,686	161,285
Margun Enerji Uretim Sanayi VE Ticaret AS (b)	175,403	146,599
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)	255,598	990,161
MIA Teknoloji AS (b)	142,004	282,418
MLP Saglik Hizmetleri AS (b) (d)	72,763	776,825
Nuh Cimento Sanayi AS	43,680	329,097
ODAS Elektrik Uretim ve Sanayi Ticaret AS (b)	661,493	176,352
Otokar Otomotiv Ve Savunma Sanayi AS	29,726	597,539
Oyak Yatirim Menkul Degerler AS (b)	37,232	46,836
Pasifik Gayrimenkul Yatirim Ortakligi REIT	82,906	13,656
Peker Gayrimenkul Yatirim Ortakligi AS REIT (b)	293,817	69,906
Penta Teknoloji Urunleri Dagitim Ticaret AS (b)	89,436	44,004
Security Description	Shares	Value
Petkim Petrokimya Holding AS (b)	956,713	$634,433
Politeknik Metal Sanayi ve Ticaret AS	554	142,034
Qua Granite Hayal (b)	662,295	67,879
Reeder Teknoloji Sanayi VE Ticaret AS (b)	144,029	156,403
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	196,935	349,315
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	333,595	363,272
SDT Uzay VE Savunma Teknolojileri AS	9,833	74,175
Sekerbank Turk AS	1,402,984	196,859
Selcuk Ecza Deposu Ticaret ve Sanayi AS	146,285	199,458
Servet Gayrimenkul Yatirim Ortakligi AS REIT (b)	1,510	13,772
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (b)	303,605	48,990
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (b)	99,527	159,991
Sok Marketler Ticaret AS	210,843	405,498
TAB Gida Sanayi Ve Ticaret AS Class A (b)	17,994	115,044
Tarkim Bitki Koruma Sanayi VE Ticaret AS (b)	1,829	25,343
Tat Gida Sanayi AS (b)	110,091	86,237
TAV Havalimanlari Holding AS (b)	92,548	732,570
Tekfen Holding AS (b)	137,657	221,286
Tukas Gida Sanayi ve Ticaret AS (b)	405,376	89,030
Turkiye Sigorta AS	127,400	304,087
Turkiye Sinai Kalkinma Bankasi AS (b)	704,676	251,920
Ulker Biskuvi Sanayi AS (b)	111,677	579,446
Vestel Beyaz Esya Sanayi ve Ticaret AS	281,767	183,928
Vestel Elektronik Sanayi ve Ticaret AS (b)	94,174	226,218
Yeni Gimat Gayrimenkul Ortakligi AS REIT (b)	112,487	177,222
YEO Teknoloji Enerji VE Endustri AS (b)	21,233	121,504
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	353,968	84,110
Zorlu Enerji Elektrik Uretim AS (b)	889,127	149,980
		20,406,817
UNITED ARAB EMIRATES — 0.7%
Abu Dhabi Aviation Co.	25,858	47,591
Agthia Group PJSC	202,137	330,199
Ajman Bank PJSC (b)	750,565	349,433
Al Waha Capital PJSC	634,249	260,745

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
AL Yah Satellite Communications Co-PJSC-Yah Sat	742,388	$402,220
Amanat Holdings PJSC	1,178,301	352,881
Amlak Finance PJSC (b)	528,147	110,432
Arabtec Holding PJSC (b) (e)	483,581	—
Aramex PJSC (b)	452,202	305,326
Dana Gas PJSC (b)	3,753,187	648,863
Deyaar Development PJSC	1,103,617	214,834
Gulf Navigation Holding PJSC (b)	255,150	462,646
Invictus Investment Co. PLC	164,600	95,453
Orascom Construction PLC	22,332	126,562
RAK Properties PJSC	871,268	251,441
Ras Al Khaimah Ceramics	340,233	225,093
Shuaa Capital PSC (b)	359,932	12,837
Taaleem Holdings PJSC	247,722	252,915
Union Properties PJSC (b)	1,659,206	163,526
Yalla Group Ltd. ADR (b)	45,153	205,446
		4,818,443
UNITED STATES — 0.2%
Belite Bio, Inc. ADR (b) (c)	4,397	200,855
CBAK Energy Technology, Inc. (b)	15,318	20,986
JS Global Lifestyle Co. Ltd. (d)	824,500	162,631
Seanergy Maritime Holdings Corp.	13,138	129,672
Sirnaomics Ltd. (b) (c) (d)	53,550	29,356
Structure Therapeutics, Inc. ADR (b) (c)	7,240	284,315
Titan Cement International SA	30,153	945,257
		1,773,072
TOTAL COMMON STOCKS (Cost $631,216,100)		731,141,745

PREFERRED STOCKS — 0.0% (a)
BRAZIL — 0.0% (a)
Track & Field Co. SA Preference Shares 1.87% (g) (Cost $101,446)	42,148	81,269
RIGHTS — 0.0% (a)
INDIA — 0.0% (a)
Sobha Ltd. (expiring 07/04/24) (b)	3,219	11,359
KUWAIT — 0.0% (a)
Arabi Group Holding KSC (expiring 07/21/24) (b)	85,273	25,853
TOTAL RIGHTS (Cost $19,596)		37,212
WARRANTS — 0.0% (a)
MALAYSIA — 0.0% (a)
Eco World Development Group Bhd. (expiring 04/12/29) (b)	49,240	4,488
Security Description	Shares	Value
THAILAND — 0.0% (a)
Kiatnakin Phatra Bank PCL (expiring 03/17/26) NVDR (b)	27,203	$882
RS PCL (expiring 01/16/26) NVDR (b)	62,295	8,658
Thaifoods Group PCL (expiring 05/14/27) (b)	98,920	2,399
		11,939
TOTAL WARRANTS (Cost $0)		16,427
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (h) (i)	4,690,004	4,691,411
State Street Navigator Securities Lending Portfolio II (j) (k)	13,063,123	13,063,123
TOTAL SHORT-TERM INVESTMENTS (Cost $17,754,065)		17,754,534
TOTAL INVESTMENTS — 102.2% (Cost $649,091,207)		749,031,187
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(16,332,277)
NET ASSETS — 100.0%		$732,698,910
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2024.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $197,711, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2024.

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	170	09/20/2024	$9,289,626	$9,249,700	$(39,926)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$727,110,684	$3,833,350	$197,711	$731,141,745
Preferred Stocks	81,269	—	—	81,269
Rights	11,359	25,853	—	37,212
Warrants	16,427	—	—	16,427
Short-Term Investments	17,754,534	—	—	17,754,534
TOTAL INVESTMENTS	$744,974,273	$3,859,203	$197,711	$749,031,187
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(39,926)	$—	$—	$(39,926)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(39,926)	$—	$—	$(39,926)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,142,304	$3,142,933	$76,922,886	$75,376,288	$1,411	$469	4,690,004	$4,691,411	$70,079
State Street Navigator Securities Lending Portfolio II	13,157,590	13,157,590	48,058,569	48,153,036	—	—	13,063,123	13,063,123	195,659
Total		$16,300,523	$124,981,455	$123,529,324	$1,411	$469		$17,754,534	$265,738
See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 2.5%
Centuria Industrial REIT	470,985	$946,788
Charter Hall Long Wale REIT	580,136	1,259,193
Charter Hall Retail REIT	452,670	982,526
Dexus REIT	912,108	3,947,301
GPT Group REIT	1,624,898	4,340,753
National Storage REIT	1,085,010	1,666,635
Region RE Ltd. REIT	995,544	1,396,236
Scentre Group REIT	4,412,827	9,194,974
Vicinity Ltd. REIT	3,281,627	4,054,524
Waypoint REIT Ltd.	587,497	851,421
		28,640,351
AUSTRIA — 0.1%
CA Immobilien Anlagen AG	36,882	1,223,796
BELGIUM — 0.7%
Aedifica SA REIT	40,255	2,444,069
Cofinimmo SA REIT	31,083	1,877,200
Warehouses De Pauw CVA REIT	149,907	4,064,771
		8,386,040
BRAZIL — 0.3%
Allos SA	353,402	1,343,760
Iguatemi SA (a)	194,050	718,982
Multiplan Empreendimentos Imobiliarios SA	244,900	993,806
		3,056,548
CANADA — 0.9%
Boardwalk Real Estate Investment Trust	20,851	1,073,979
Canadian Apartment Properties REIT	69,330	2,252,142
Dream Industrial Real Estate Investment Trust	117,444	1,087,452
First Capital Real Estate Investment Trust	89,120	957,404
Granite Real Estate Investment Trust	26,800	1,327,710
H&R Real Estate Investment Trust	111,264	727,747
NorthWest Healthcare Properties Real Estate Investment Trust	106,672	363,278
RioCan Real Estate Investment Trust	127,669	1,568,397
SmartCentres Real Estate Investment Trust	62,018	996,657
		10,354,766
FINLAND — 0.1%
Kojamo OYJ (b)	150,189	1,547,680
FRANCE — 1.5%
Covivio SA REIT	43,082	2,049,165
Gecina SA REIT	43,574	4,013,904
Klepierre SA REIT	165,490	4,430,552
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (b)	86,176	$6,790,246
		17,283,867
GERMANY — 0.6%
Aroundtown SA (b)	726,480	1,530,349
LEG Immobilien SE	62,888	5,139,942
		6,670,291
HONG KONG — 1.3%
Hang Lung Properties Ltd. (c)	1,527,018	1,302,603
Hysan Development Co. Ltd.	500,731	719,600
Link REIT	2,169,288	8,432,755
Swire Properties Ltd.	888,800	1,416,178
Wharf Real Estate Investment Co. Ltd.	1,313,000	3,481,197
		15,352,333
ISRAEL — 0.1%
Azrieli Group Ltd.	30,761	1,804,571
JAPAN — 8.2%
Activia Properties, Inc. REIT	595	1,350,087
Advance Residence Investment Corp. REIT	1,213	2,469,585
Aeon Mall Co. Ltd.	82,300	969,785
AEON REIT Investment Corp.	1,512	1,252,011
Comforia Residential REIT, Inc.	593	1,172,287
Daiwa House REIT Investment Corp.	1,808	2,762,691
Daiwa Office Investment Corp. REIT	481	847,416
Daiwa Securities Living Investments Corp. REIT	2,067	1,349,217
Frontier Real Estate Investment Corp. REIT	446	1,218,557
Global One Real Estate Investment Corp. REIT	868	549,852
GLP J-Reit	4,152	3,389,019
Hoshino Resorts REIT, Inc.	225	728,739
Hulic Co. Ltd.	508,200	4,500,379
Hulic Reit, Inc.	1,107	1,004,737
Ichigo Office REIT Investment Corp.	871	447,250
Industrial & Infrastructure Fund Investment Corp. REIT	2,142	1,685,796
Invincible Investment Corp. REIT	5,703	2,311,548
Japan Excellent, Inc. REIT	1,105	815,389
Japan Hotel REIT Investment Corp.	3,921	1,893,956
Japan Logistics Fund, Inc. REIT	785	1,298,085
Japan Metropolitan Fund Invest REIT	5,924	3,332,849
Japan Prime Realty Investment Corp. REIT	860	1,732,190
Japan Real Estate Investment Corp. REIT	1,207	3,811,737

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
KDX Realty Investment Corp. REIT	3,457	$3,363,300
LaSalle Logiport REIT	1,600	1,468,109
Mitsubishi Estate Logistics REIT Investment Corp.	433	1,025,569
Mitsui Fudosan Co. Ltd.	2,394,700	21,861,351
Mitsui Fudosan Logistics Park, Inc. REIT	496	1,336,665
Mori Hills REIT Investment Corp.	1,394	1,140,435
Mori Trust Reit, Inc.	2,228	961,228
Nippon Accommodations Fund, Inc. REIT	434	1,724,021
Nippon Building Fund, Inc. REIT	1,444	5,053,910
Nippon Prologis REIT, Inc.	2,069	3,228,391
NIPPON REIT Investment Corp.	382	783,663
Nomura Real Estate Master Fund, Inc. REIT	3,997	3,545,766
NTT UD REIT Investment Corp.	1,264	913,858
Orix JREIT, Inc.	2,336	2,311,894
Sekisui House Reit, Inc.	3,703	1,820,883
Tokyu REIT, Inc.	795	771,969
United Urban Investment Corp. REIT	2,623	2,330,142
		94,534,316
MEXICO — 0.6%
Corp. Inmobiliaria Vesta SAB de CV (c)	703,646	2,106,070
Fibra Uno Administracion SA de CV REIT	2,425,455	2,981,829
Prologis Property Mexico SA de CV REIT	614,030	2,007,422
		7,095,321
ROMANIA — 0.3%
NEPI Rockcastle NV	470,558	3,385,389
SAUDI ARABIA — 0.1%
Arabian Centres Co. (d)	144,263	775,227
SINGAPORE — 2.8%
CapitaLand Ascendas REIT	3,020,791	5,706,124
CapitaLand Ascott Trust REIT	2,139,593	1,381,401
CapitaLand Integrated Commercial Trust REIT	4,343,207	6,345,361
CapitaLand Investment Ltd.	2,029,817	3,983,998
Frasers Centrepoint Trust REIT	981,393	1,542,422
Frasers Logistics & Commercial Trust REIT	2,534,500	1,776,628
Keppel DC REIT	1,150,200	1,527,659
Keppel REIT	1,954,912	1,204,465
Mapletree Industrial Trust REIT	1,753,232	2,729,622
Mapletree Logistics Trust REIT	2,838,363	2,701,707
Mapletree Pan Asia Commercial Trust REIT (c)	2,008,231	1,807,815
Suntec Real Estate Investment Trust	1,934,095	1,498,469
		32,205,671
Security Description	Shares	Value
SOUTH AFRICA — 0.2%
Growthpoint Properties Ltd. REIT	2,942,851	$1,962,975
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT	248,012	1,443,332
Merlin Properties Socimi SA REIT	282,666	3,150,653
		4,593,985
SWEDEN — 1.6%
Castellum AB (b)	359,363	4,391,000
Fabege AB	212,472	1,698,340
Fastighets AB Balder Class B (b)	571,333	3,917,792
Hufvudstaden AB Class A	100,125	1,186,539
Sagax AB Class B	181,040	4,636,178
Samhallsbyggnadsbolaget i Norden AB	958,267	487,992
Wihlborgs Fastigheter AB	226,234	2,091,397
		18,409,238
SWITZERLAND — 1.0%
PSP Swiss Property AG	38,920	4,993,853
Swiss Prime Site AG	65,128	6,175,056
		11,168,909
THAILAND — 0.1%
Central Pattana PCL NVDR	1,158,800	1,744,634
TURKEY — 0.0% (e)
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	383,226	196,970
UNITED KINGDOM — 4.1%
Assura PLC REIT	2,553,216	1,301,981
Big Yellow Group PLC REIT	166,146	2,465,694
British Land Co. PLC REIT	796,339	4,143,378
Derwent London PLC REIT	95,115	2,717,307
Grainger PLC	640,741	1,972,254
Hammerson PLC REIT	3,329,473	1,165,834
Land Securities Group PLC REIT	637,852	4,995,080
LondonMetric Property PLC REIT	1,730,877	4,231,593
Primary Health Properties PLC REIT	1,164,571	1,350,683
Safestore Holdings PLC REIT	184,702	1,796,642
Segro PLC REIT	1,140,585	12,950,363
Supermarket Income Reit PLC	1,067,818	978,625
Tritax Big Box REIT PLC	1,935,189	3,794,167
UNITE Group PLC REIT	336,354	3,792,649
		47,656,250
UNITED STATES — 71.4%
Acadia Realty Trust REIT	88,291	1,582,175
Agree Realty Corp. REIT	85,191	5,276,731
Alexandria Real Estate Equities, Inc. REIT	134,121	15,688,133

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
American Assets Trust, Inc. REIT	41,920	$938,170
American Homes 4 Rent Class A, REIT	274,334	10,194,251
Americold Realty Trust, Inc. REIT	226,613	5,787,696
Apartment Investment & Management Co. Class A, REIT (b)	117,375	973,039
Apple Hospitality REIT, Inc.	190,877	2,775,352
AvalonBay Communities, Inc. REIT	120,952	25,023,759
Boston Properties, Inc. REIT	122,733	7,555,443
Brandywine Realty Trust REIT	149,533	669,908
Brixmor Property Group, Inc. REIT	255,774	5,905,822
Broadstone Net Lease, Inc. REIT	159,504	2,531,328
Camden Property Trust REIT	90,545	9,879,365
CareTrust REIT, Inc.	120,404	3,022,140
Centerspace REIT	13,082	884,736
Chatham Lodging Trust REIT	41,851	356,571
Community Healthcare Trust, Inc. REIT	20,557	480,828
COPT Defense Properties REIT	95,175	2,382,230
Cousins Properties, Inc. REIT	128,841	2,982,669
CubeSmart REIT	191,843	8,665,548
DiamondRock Hospitality Co. REIT	181,863	1,536,742
Digital Realty Trust, Inc. REIT	276,421	42,029,813
DigitalBridge Group, Inc.	129,020	1,767,574
Diversified Healthcare Trust REIT (c)	183,673	560,203
Douglas Emmett, Inc. REIT	141,482	1,883,125
Easterly Government Properties, Inc. REIT	88,607	1,096,069
EastGroup Properties, Inc. REIT	40,856	6,949,606
Elme Communities REIT	74,903	1,193,205
Empire State Realty Trust, Inc. Class A, REIT	112,067	1,051,188
EPR Properties REIT	65,155	2,735,207
Equinix, Inc. REIT	80,855	61,174,893
Equity Commonwealth REIT (b)	92,095	1,786,643
Equity LifeStyle Properties, Inc. REIT	159,017	10,356,777
Equity Residential REIT	293,813	20,372,993
Essential Properties Realty Trust, Inc. REIT	148,656	4,119,258
Essex Property Trust, Inc. REIT	54,686	14,885,529
Extra Space Storage, Inc. REIT	180,390	28,034,410
Federal Realty Investment Trust REIT	63,717	6,433,506
First Industrial Realty Trust, Inc. REIT	112,325	5,336,561
Four Corners Property Trust, Inc. REIT	79,109	1,951,619
Getty Realty Corp. REIT	42,073	1,121,666
Global Medical REIT, Inc.	52,979	481,049
Security Description	Shares	Value
Global Net Lease, Inc. REIT	169,405	$1,245,127
Healthcare Realty Trust, Inc. REIT	321,243	5,294,085
Healthpeak Properties, Inc. REIT	599,945	11,758,922
Highwoods Properties, Inc. REIT	91,233	2,396,691
Host Hotels & Resorts, Inc. REIT	601,030	10,806,519
Hudson Pacific Properties, Inc. REIT (c)	107,721	518,138
Independence Realty Trust, Inc. REIT	190,423	3,568,527
Innovative Industrial Properties, Inc. REIT	24,020	2,623,464
Invitation Homes, Inc. REIT	490,671	17,610,182
JBG SMITH Properties REIT	70,402	1,072,222
Kennedy-Wilson Holdings, Inc.	100,842	980,184
Kilroy Realty Corp. REIT	90,507	2,821,103
Kimco Realty Corp. REIT	568,939	11,071,553
Kite Realty Group Trust REIT	186,303	4,169,461
LXP Industrial Trust REIT	249,001	2,270,889
Macerich Co. REIT	182,661	2,820,286
Medical Properties Trust, Inc. REIT	508,221	2,190,433
Mid-America Apartment Communities, Inc. REIT	99,567	14,199,250
National Health Investors, Inc. REIT	37,482	2,538,656
National Storage Affiliates Trust REIT	58,953	2,430,043
NET Lease Office Properties REIT	12,624	310,803
NETSTREIT Corp. (c)	63,174	1,017,101
NexPoint Residential Trust, Inc. REIT	19,947	788,106
NNN REIT, Inc.	155,672	6,631,627
Office Properties Income Trust REIT	42,059	85,800
Omega Healthcare Investors, Inc. REIT	209,834	7,186,815
Orion Office REIT, Inc.	44,940	161,335
Paramount Group, Inc. REIT	143,406	663,970
Park Hotels & Resorts, Inc. REIT	181,576	2,720,008
Pebblebrook Hotel Trust REIT	104,457	1,436,284
Phillips Edison & Co., Inc. REIT	103,772	3,394,382
Piedmont Office Realty Trust, Inc. Class A, REIT	107,629	780,310
Plymouth Industrial REIT, Inc.	32,363	691,921
Prologis, Inc. REIT	788,566	88,563,847
Public Storage REIT	134,684	38,741,853
Realty Income Corp. REIT	741,756	39,179,552
Regency Centers Corp. REIT	139,728	8,691,082
Retail Opportunity Investments Corp. REIT	109,731	1,363,956
Rexford Industrial Realty, Inc. REIT	184,620	8,232,206

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
RLJ Lodging Trust REIT	131,520	$1,266,538
Ryman Hospitality Properties, Inc. REIT	50,813	5,074,186
Seritage Growth Properties Class A (b) (c)	32,309	150,883
Service Properties Trust REIT (c)	143,879	739,538
Simon Property Group, Inc. REIT	277,668	42,150,002
SITE Centers Corp. REIT	152,506	2,211,337
SL Green Realty Corp. REIT	54,925	3,110,952
STAG Industrial, Inc. REIT	154,590	5,574,515
Summit Hotel Properties, Inc. REIT	92,890	556,411
Sun Communities, Inc. REIT	106,259	12,787,208
Sunstone Hotel Investors, Inc. REIT	172,113	1,800,302
Tanger, Inc. REIT	93,610	2,537,767
Terreno Realty Corp. REIT	82,523	4,883,711
UDR, Inc. REIT	258,266	10,627,646
UMH Properties, Inc. REIT	54,808	876,380
Universal Health Realty Income Trust REIT	10,955	428,779
Urban Edge Properties REIT	102,636	1,895,687
Ventas, Inc. REIT	344,898	17,679,471
Veris Residential, Inc. REIT	68,446	1,026,690
Vornado Realty Trust REIT	135,688	3,567,238
Welltower, Inc. REIT	509,306	53,095,151
WP Carey, Inc. REIT	186,507	10,267,210
Xenia Hotels & Resorts, Inc. REIT	85,911	1,231,105
		826,978,930
TOTAL COMMON STOCKS (Cost $1,270,114,049)		1,145,028,058

PREFERRED STOCKS — 0.0% (e)
BRAZIL — 0.0% (e)
Iguatemi SA Preference Shares 3.21% (a) (f) (Cost $36,097)	22,490	36,441
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (g) (h)	2,371,562	2,372,274
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	980,359	$980,359
TOTAL SHORT-TERM INVESTMENTS (Cost $3,352,501)		3,352,633
TOTAL INVESTMENTS — 99.2% (Cost $1,273,502,647)		1,148,417,132
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		9,801,485
NET ASSETS — 100.0%		$1,158,218,617
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2024.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	305	09/20/2024	$10,282,356	$10,354,750	$72,394
See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,145,028,058	$—	$—	$1,145,028,058
Preferred Stocks	36,441	—	—	36,441
Short-Term Investments	3,352,633	—	—	3,352,633
TOTAL INVESTMENTS	$1,148,417,132	$—	$—	$1,148,417,132
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$72,394	$—	$—	$72,394
TOTAL OTHER FINANCIAL INSTRUMENTS:	$72,394	$—	$—	$72,394

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,824,025	$3,824,790	$59,881,588	$61,334,583	$348	$131	2,371,562	$2,372,274	$89,041
State Street Navigator Securities Lending Portfolio II	5,976,964	5,976,964	52,907,759	57,904,364	—	—	980,359	980,359	53,432
Total		$9,801,754	$112,789,347	$119,238,947	$348	$131		$3,352,633	$142,473
See accompanying notes to Schedule of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024, are disclosed in the Funds' respective Schedules of Investments.